UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309

(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	August 31, 2025

Date of reporting period:	August 31, 2025

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class A

PBLAX

Blue Chip Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.92%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. It is non-diversified. Over the year, the Fund benefited from company selection in the communication services and real estate sectors. Allocation in the financials and consumer staples sectors contributed to performance relative to the Russell 1000 Growth Index (“Index”), led by Charles Schwab and Brookfield. Microsoft was the Fund’s largest contributor. The company has numerous opportunities ahead, including incorporating generative artificial intelligence ("AI") tools across its platform. The next largest contributor was Netflix. The company grew its advertising-supported pricing tier rapidly. The third largest contributor was Amazon. Its cloud computing business, Amazon Web Services, continued to expand, assisted by AI investments. Information technology detracted from performance relative to the Index, primarily due to having a smaller weight in Nvidia than the Index weight. Danaher was the Fund’s largest detractor. With pandemic inventory destocking now behind them, Danaher has scale advantages to gain share.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $41,577	Russell 1000 Index $38,151	Russell 1000 Growth Index $51,995
8/15	9,452	10,000	10,000
9/15	9,141	9,726	9,753
10/15	9,769	10,513	10,592
11/15	9,805	10,548	10,622
12/15	9,681	10,358	10,466
1/16	9,190	9,800	9,882
2/16	9,066	9,797	9,878
3/16	9,693	10,479	10,544
4/16	9,737	10,536	10,448
5/16	9,979	10,721	10,650
6/16	9,849	10,745	10,609
7/16	10,377	11,155	11,109
8/16	10,470	11,169	11,054
9/16	10,551	11,178	11,095
10/16	10,396	10,960	10,834
11/16	10,408	11,392	11,070
12/16	10,478	11,606	11,207
1/17	10,877	11,840	11,585
2/17	11,271	12,298	12,066
3/17	11,308	12,306	12,205
4/17	11,621	12,436	12,484
5/17	11,933	12,595	12,809
6/17	11,889	12,683	12,775
7/17	12,258	12,934	13,115
8/17	12,439	12,974	13,355
9/17	12,595	13,250	13,529
10/17	13,108	13,554	14,053
11/17	13,376	13,968	14,480
12/17	13,443	14,123	14,593
1/18	14,529	14,899	15,626
2/18	14,066	14,352	15,217
3/18	13,880	14,026	14,799
4/18	14,118	14,074	14,851
5/18	14,529	14,433	15,502
6/18	14,689	14,526	15,651
7/18	15,171	15,028	16,111
8/18	15,730	15,545	16,992
9/18	15,800	15,604	17,086
10/18	14,458	14,500	15,558
11/18	14,908	14,795	15,724
12/18	13,801	13,448	14,372
1/19	15,050	14,575	15,664
2/19	15,605	15,068	16,224
3/19	16,229	15,330	16,686
4/19	17,159	15,950	17,440
5/19	16,389	14,933	16,338
6/19	17,367	15,982	17,460
7/19	17,617	16,230	17,854
8/19	17,735	15,933	17,718
9/19	17,499	16,209	17,720
10/19	17,902	16,552	18,219
11/19	18,589	17,178	19,028
12/19	19,086	17,674	19,602
1/20	19,913	17,693	20,040
2/20	18,708	16,247	18,675
3/20	16,531	14,100	16,838
4/20	19,042	15,963	19,330
5/20	20,378	16,805	20,627
6/20	21,103	17,177	21,525
7/20	22,460	18,183	23,182
8/20	24,565	19,518	25,574
9/20	23,375	18,804	24,370
10/20	22,518	18,351	23,543
11/20	24,920	20,512	25,953
12/20	25,671	21,379	27,147
1/21	24,808	21,203	26,946
2/21	25,588	21,817	26,940
3/21	26,121	22,643	27,403
4/21	28,299	23,862	29,267
5/21	28,321	23,975	28,862
6/21	29,966	24,576	30,673
7/21	30,934	25,086	31,684
8/21	31,978	25,812	32,869
9/21	30,311	24,627	31,028
10/21	32,398	26,335	33,715
11/21	31,715	25,982	33,921
12/21	32,043	27,035	34,639
1/22	29,065	25,510	31,666
2/22	27,340	24,810	30,321
3/22	27,934	25,648	31,507
4/22	24,307	23,361	27,702
5/22	24,210	23,326	27,058
6/22	22,244	21,372	24,915
7/22	24,893	23,363	27,905
8/22	23,552	22,466	26,605
9/22	20,936	20,387	24,019
10/22	22,140	22,022	25,423
11/22	23,617	23,214	26,581
12/22	22,131	21,864	24,546
1/23	24,030	23,330	26,592
2/23	23,117	22,774	26,276
3/23	24,070	23,495	28,072
4/23	24,620	23,786	28,349
5/23	25,105	23,897	29,641
6/23	26,947	25,511	31,668
7/23	27,715	26,388	32,735
8/23	27,828	25,926	32,441
9/23	26,228	24,708	30,677
10/23	26,220	24,111	30,240
11/23	29,621	26,363	33,537
12/23	30,858	27,664	35,022
1/24	31,658	28,050	35,895
2/24	33,258	29,565	38,344
3/24	33,920	30,512	39,019
4/24	32,466	29,214	37,364
5/24	33,532	30,590	39,601
6/24	34,793	31,602	42,272
7/24	35,035	32,062	41,552
8/24	35,690	32,822	42,418
9/24	36,288	33,524	43,620
10/24	35,787	33,289	43,475
11/24	38,413	35,433	46,295
12/24	37,399	34,445	46,704
1/25	39,121	35,541	47,628
2/25	37,779	34,919	45,916
3/25	35,728	32,899	42,049
4/25	36,504	32,703	42,793
5/25	38,876	34,790	46,580
6/25	40,497	36,552	49,549
7/25	41,982	37,365	51,420
8/25	41,577	38,151	51,995

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	16.50%	11.10%	15.97%
Class A Shares Including Sales Charge	10.09%	9.85%	15.31%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Growth Index	22.58%	15.25%	17.92%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,549,544
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 20.9%
  Total Advisory Fees Paid (amount in thousands)$63,012

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.03%
Investment Companies	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Financial	23.19%
Communications	22.86%
Industrial	8.86%
Consumer, Cyclical	7.85%
Consumer, Non-cyclical	6.58%
Basic Materials	2.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARA-0

Class C

PBLCX

Blue Chip Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.67%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. It is non-diversified. Over the year, the Fund benefited from company selection in the communication services and real estate sectors. Allocation in the financials and consumer staples sectors contributed to performance relative to the Russell 1000 Growth Index (“Index”), led by Charles Schwab and Brookfield. Microsoft was the Fund’s largest contributor. The company has numerous opportunities ahead, including incorporating generative artificial intelligence ("AI") tools across its platform. The next largest contributor was Netflix. The company grew its advertising-supported pricing tier rapidly. The third largest contributor was Amazon. Its cloud computing business, Amazon Web Services, continued to expand, assisted by AI investments. Information technology detracted from performance relative to the Index, primarily due to having a smaller weight in Nvidia than the Index weight. Danaher was the Fund’s largest detractor. With pandemic inventory destocking now behind them, Danaher has scale advantages to gain share.

How did the Fund perform over the last 10 years?

	Class C Shares with maximum sales charge $41,428	Russell 1000 Index $38,151	Russell 1000 Growth Index $51,995
8/15	10,000	10,000	10,000
9/15	9,667	9,726	9,753
10/15	10,320	10,513	10,592
11/15	10,359	10,548	10,622
12/15	10,215	10,358	10,466
1/16	9,696	9,800	9,882
2/16	9,556	9,797	9,878
3/16	10,208	10,479	10,544
4/16	10,248	10,536	10,448
5/16	10,501	10,721	10,650
6/16	10,348	10,745	10,609
7/16	10,900	11,155	11,109
8/16	10,993	11,169	11,054
9/16	11,073	11,178	11,095
10/16	10,900	10,960	10,834
11/16	10,907	11,392	11,070
12/16	10,975	11,606	11,207
1/17	11,383	11,840	11,585
2/17	11,784	12,298	12,066
3/17	11,824	12,306	12,205
4/17	12,146	12,436	12,484
5/17	12,460	12,595	12,809
6/17	12,407	12,683	12,775
7/17	12,781	12,934	13,115
8/17	12,962	12,974	13,355
9/17	13,116	13,250	13,529
10/17	13,638	13,554	14,053
11/17	13,912	13,968	14,480
12/17	13,970	14,123	14,593
1/18	15,086	14,899	15,626
2/18	14,597	14,352	15,217
3/18	14,397	14,026	14,799
4/18	14,631	14,074	14,851
5/18	15,044	14,433	15,502
6/18	15,203	14,526	15,651
7/18	15,699	15,028	16,111
8/18	16,263	15,545	16,992
9/18	16,325	15,604	17,086
10/18	14,927	14,500	15,558
11/18	15,382	14,795	15,724
12/18	14,230	13,448	14,372
1/19	15,513	14,575	15,664
2/19	16,073	15,068	16,224
3/19	16,707	15,330	16,686
4/19	17,655	15,950	17,440
5/19	16,856	14,933	16,338
6/19	17,849	15,982	17,460
7/19	18,087	16,230	17,854
8/19	18,199	15,933	17,718
9/19	17,953	16,209	17,720
10/19	18,356	16,552	18,219
11/19	19,043	17,178	19,028
12/19	19,542	17,674	19,602
1/20	20,371	17,693	20,040
2/20	19,136	16,247	18,675
3/20	16,893	14,100	16,838
4/20	19,441	15,963	19,330
5/20	20,792	16,805	20,627
6/20	21,519	17,177	21,525
7/20	22,887	18,183	23,182
8/20	25,012	19,518	25,574
9/20	23,793	18,804	24,370
10/20	22,902	18,351	23,543
11/20	25,332	20,512	25,953
12/20	26,078	21,379	27,147
1/21	25,186	21,203	26,946
2/21	25,964	21,817	26,940
3/21	26,491	22,643	27,403
4/21	28,678	23,862	29,267
5/21	28,686	23,975	28,862
6/21	30,331	24,576	30,673
7/21	31,287	25,086	31,684
8/21	32,332	25,812	32,869
9/21	30,622	24,627	31,028
10/21	32,721	26,335	33,715
11/21	32,008	25,982	33,921
12/21	32,311	27,035	34,639
1/22	29,292	25,510	31,666
2/22	27,543	24,810	30,321
3/22	28,118	25,648	31,507
4/22	24,455	23,361	27,702
5/22	24,342	23,326	27,058
6/22	22,358	21,372	24,915
7/22	24,994	23,363	27,905
8/22	23,646	22,466	26,605
9/22	21,001	20,387	24,019
10/22	22,193	22,022	25,423
11/22	23,663	23,214	26,581
12/22	22,157	21,864	24,546
1/23	24,051	23,330	26,592
2/23	23,122	22,774	26,276
3/23	24,059	23,495	28,072
4/23	24,585	23,786	28,349
5/23	25,059	23,897	29,641
6/23	26,882	25,511	31,668
7/23	27,635	26,388	32,735
8/23	27,723	25,926	32,441
9/23	26,134	24,708	30,677
10/23	26,126	24,111	30,240
11/23	29,515	26,363	33,537
12/23	30,747	27,664	35,022
1/24	31,544	28,050	35,895
2/24	33,138	29,565	38,344
3/24	33,798	30,512	39,019
4/24	32,349	29,214	37,364
5/24	33,412	30,590	39,601
6/24	34,668	31,602	42,272
7/24	34,909	32,062	41,552
8/24	35,562	32,822	42,418
9/24	36,157	33,524	43,620
10/24	35,658	33,289	43,475
11/24	38,275	35,433	46,295
12/24	37,265	34,445	46,704
1/25	38,981	35,541	47,628
2/25	37,643	34,919	45,916
3/25	35,600	32,899	42,049
4/25	36,373	32,703	42,793
5/25	38,737	34,790	46,580
6/25	40,351	36,552	49,549
7/25	41,832	37,365	51,420
8/25	41,428	38,151	51,995

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	15.63%	10.29%	15.27%
Class C Shares Including Sales Charge	14.63%	10.29%	15.27%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Growth Index	22.58%	15.25%	17.92%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,549,544
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 20.9%
  Total Advisory Fees Paid (amount in thousands)$63,012

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.03%
Investment Companies	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Financial	23.19%
Communications	22.86%
Industrial	8.86%
Consumer, Cyclical	7.85%
Consumer, Non-cyclical	6.58%
Basic Materials	2.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARC-0

Class J

PBCJX

Blue Chip Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$81	0.75%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. It is non-diversified. Over the year, the Fund benefited from company selection in the communication services and real estate sectors. Allocation in the financials and consumer staples sectors contributed to performance relative to the Russell 1000 Growth Index (“Index”), led by Charles Schwab and Brookfield. Microsoft was the Fund’s largest contributor. The company has numerous opportunities ahead, including incorporating generative artificial intelligence ("AI") tools across its platform. The next largest contributor was Netflix. The company grew its advertising-supported pricing tier rapidly. The third largest contributor was Amazon. Its cloud computing business, Amazon Web Services, continued to expand, assisted by AI investments. Information technology detracted from performance relative to the Index, primarily due to having a smaller weight in Nvidia than the Index weight. Danaher was the Fund’s largest detractor. With pandemic inventory destocking now behind them, Danaher has scale advantages to gain share.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $44,583	Russell 1000 Index $38,151	Russell 1000 Growth Index $51,995
8/15	10,000	10,000	10,000
9/15	9,677	9,726	9,753
10/15	10,340	10,513	10,592
11/15	10,382	10,548	10,622
12/15	10,249	10,358	10,466
1/16	9,736	9,800	9,882
2/16	9,603	9,797	9,878
3/16	10,267	10,479	10,544
4/16	10,316	10,536	10,448
5/16	10,581	10,721	10,650
6/16	10,435	10,745	10,609
7/16	11,006	11,155	11,109
8/16	11,101	11,169	11,054
9/16	11,196	11,178	11,095
10/16	11,029	10,960	10,834
11/16	11,046	11,392	11,070
12/16	11,120	11,606	11,207
1/17	11,545	11,840	11,585
2/17	11,963	12,298	12,066
3/17	12,006	12,306	12,205
4/17	12,338	12,436	12,484
5/17	12,676	12,595	12,809
6/17	12,627	12,683	12,775
7/17	13,017	12,934	13,115
8/17	13,211	12,974	13,355
9/17	13,374	13,250	13,529
10/17	13,919	13,554	14,053
11/17	14,208	13,968	14,480
12/17	14,278	14,123	14,593
1/18	15,427	14,899	15,626
2/18	14,933	14,352	15,217
3/18	14,744	14,026	14,799
4/18	14,994	14,074	14,851
5/18	15,433	14,433	15,502
6/18	15,602	14,526	15,651
7/18	16,122	15,028	16,111
8/18	16,710	15,545	16,992
9/18	16,791	15,604	17,086
10/18	15,366	14,500	15,558
11/18	15,845	14,795	15,724
12/18	14,668	13,448	14,372
1/19	16,002	14,575	15,664
2/19	16,593	15,068	16,224
3/19	17,256	15,330	16,686
4/19	18,247	15,950	17,440
5/19	17,431	14,933	16,338
6/19	18,466	15,982	17,460
7/19	18,729	16,230	17,854
8/19	18,853	15,933	17,718
9/19	18,605	16,209	17,720
10/19	19,035	16,552	18,219
11/19	19,764	17,178	19,028
12/19	20,298	17,674	19,602
1/20	21,174	17,693	20,040
2/20	19,894	16,247	18,675
3/20	17,578	14,100	16,838
4/20	20,244	15,963	19,330
5/20	21,669	16,805	20,627
6/20	22,439	17,177	21,525
7/20	23,886	18,183	23,182
8/20	26,126	19,518	25,574
9/20	24,862	18,804	24,370
10/20	23,955	18,351	23,543
11/20	26,515	20,512	25,953
12/20	27,318	21,379	27,147
1/21	26,397	21,203	26,946
2/21	27,232	21,817	26,940
3/21	27,807	22,643	27,403
4/21	30,124	23,862	29,267
5/21	30,155	23,975	28,862
6/21	31,904	24,576	30,673
7/21	32,937	25,086	31,684
8/21	34,063	25,812	32,869
9/21	32,290	24,627	31,028
10/21	34,520	26,335	33,715
11/21	33,795	25,982	33,921
12/21	34,147	27,035	34,639
1/22	30,983	25,510	31,666
2/22	29,141	24,810	30,321
3/22	29,780	25,648	31,507
4/22	25,919	23,361	27,702
5/22	25,818	23,326	27,058
6/22	23,732	21,372	24,915
7/22	26,550	23,363	27,905
8/22	25,128	22,466	26,605
9/22	22,335	20,387	24,019
10/22	23,631	22,022	25,423
11/22	25,212	23,214	26,581
12/22	23,622	21,864	24,546
1/23	25,654	23,330	26,592
2/23	24,689	22,774	26,276
3/23	25,705	23,495	28,072
4/23	26,290	23,786	28,349
5/23	26,815	23,897	29,641
6/23	28,788	25,511	31,668
7/23	29,610	26,388	32,735
8/23	29,737	25,926	32,441
9/23	28,034	24,708	30,677
10/23	28,026	24,111	30,240
11/23	31,668	26,363	33,537
12/23	32,989	27,664	35,022
1/24	33,861	28,050	35,895
2/24	35,572	29,565	38,344
3/24	36,292	30,512	39,019
4/24	34,734	29,214	37,364
5/24	35,886	30,590	39,601
6/24	37,232	31,602	42,272
7/24	37,503	32,062	41,552
8/24	38,206	32,822	42,418
9/24	38,858	33,524	43,620
10/24	38,333	33,289	43,475
11/24	41,145	35,433	46,295
12/24	40,057	34,445	46,704
1/25	41,913	35,541	47,628
2/25	40,490	34,919	45,916
3/25	38,289	32,899	42,049
4/25	39,129	32,703	42,793
5/25	41,675	34,790	46,580
6/25	43,425	36,552	49,549
7/25	45,016	37,365	51,420
8/25	44,583	38,151	51,995

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	16.69%	11.28%	16.12%
Class J Shares Including Sales Charge	15.69%	11.28%	16.12%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 14, 2012.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,549,544
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 20.9%
  Total Advisory Fees Paid (amount in thousands)$63,012

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.03%
Investment Companies	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Financial	23.19%
Communications	22.86%
Industrial	8.86%
Consumer, Cyclical	7.85%
Consumer, Non-cyclical	6.58%
Basic Materials	2.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARJ-0

Institutional

PBCKX

Blue Chip Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$72	0.66%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. It is non-diversified. Over the year, the Fund benefited from company selection in the communication services and real estate sectors. Allocation in the financials and consumer staples sectors contributed to performance relative to the Russell 1000 Growth Index (“Index”), led by Charles Schwab and Brookfield. Microsoft was the Fund’s largest contributor. The company has numerous opportunities ahead, including incorporating generative artificial intelligence ("AI") tools across its platform. The next largest contributor was Netflix. The company grew its advertising-supported pricing tier rapidly. The third largest contributor was Amazon. Its cloud computing business, Amazon Web Services, continued to expand, assisted by AI investments. Information technology detracted from performance relative to the Index, primarily due to having a smaller weight in Nvidia than the Index weight. Danaher was the Fund’s largest detractor. With pandemic inventory destocking now behind them, Danaher has scale advantages to gain share.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $45,478	Russell 1000 Index $38,151	Russell 1000 Growth Index $51,995
8/15	10,000	10,000	10,000
9/15	9,680	9,726	9,753
10/15	10,345	10,513	10,592
11/15	10,390	10,548	10,622
12/15	10,261	10,358	10,466
1/16	9,750	9,800	9,882
2/16	9,619	9,797	9,878
3/16	10,287	10,479	10,544
4/16	10,339	10,536	10,448
5/16	10,608	10,721	10,650
6/16	10,464	10,745	10,609
7/16	11,040	11,155	11,109
8/16	11,139	11,169	11,054
9/16	11,237	11,178	11,095
10/16	11,073	10,960	10,834
11/16	11,093	11,392	11,070
12/16	11,171	11,606	11,207
1/17	11,601	11,840	11,585
2/17	12,024	12,298	12,066
3/17	12,071	12,306	12,205
4/17	12,408	12,436	12,484
5/17	12,752	12,595	12,809
6/17	12,706	12,683	12,775
7/17	13,103	12,934	13,115
8/17	13,301	12,974	13,355
9/17	13,474	13,250	13,529
10/17	14,023	13,554	14,053
11/17	14,321	13,968	14,480
12/17	14,394	14,123	14,593
1/18	15,557	14,899	15,626
2/18	15,061	14,352	15,217
3/18	14,877	14,026	14,799
4/18	15,129	14,074	14,851
5/18	15,571	14,433	15,502
6/18	15,748	14,526	15,651
7/18	16,272	15,028	16,111
8/18	16,877	15,545	16,992
9/18	16,952	15,604	17,086
10/18	15,523	14,500	15,558
11/18	16,006	14,795	15,724
12/18	14,821	13,448	14,372
1/19	16,171	14,575	15,664
2/19	16,773	15,068	16,224
3/19	17,441	15,330	16,686
4/19	18,454	15,950	17,440
5/19	17,632	14,933	16,338
6/19	18,682	15,982	17,460
7/19	18,953	16,230	17,854
8/19	19,085	15,933	17,718
9/19	18,843	16,209	17,720
10/19	19,284	16,552	18,219
11/19	20,025	17,178	19,028
12/19	20,569	17,674	19,602
1/20	21,461	17,693	20,040
2/20	20,169	16,247	18,675
3/20	17,824	14,100	16,838
4/20	20,523	15,963	19,330
5/20	21,976	16,805	20,627
6/20	22,761	17,177	21,525
7/20	24,229	18,183	23,182
8/20	26,506	19,518	25,574
9/20	25,221	18,804	24,370
10/20	24,306	18,351	23,543
11/20	26,905	20,512	25,953
12/20	27,724	21,379	27,147
1/21	26,794	21,203	26,946
2/21	27,644	21,817	26,940
3/21	28,233	22,643	27,403
4/21	30,586	23,862	29,267
5/21	30,618	23,975	28,862
6/21	32,399	24,576	30,673
7/21	33,448	25,086	31,684
8/21	34,593	25,812	32,869
9/21	32,796	24,627	31,028
10/21	35,062	26,335	33,715
11/21	34,331	25,982	33,921
12/21	34,694	27,035	34,639
1/22	31,478	25,510	31,666
2/22	29,611	24,810	30,321
3/22	30,265	25,648	31,507
4/22	26,336	23,361	27,702
5/22	26,243	23,326	27,058
6/22	24,122	21,372	24,915
7/22	26,990	23,363	27,905
8/22	25,556	22,466	26,605
9/22	22,713	20,387	24,019
10/22	24,028	22,022	25,423
11/22	25,641	23,214	26,581
12/22	24,028	21,864	24,546
1/23	26,103	23,330	26,592
2/23	25,121	22,774	26,276
3/23	26,154	23,495	28,072
4/23	26,752	23,786	28,349
5/23	27,291	23,897	29,641
6/23	29,298	25,511	31,668
7/23	30,143	26,388	32,735
8/23	30,272	25,926	32,441
9/23	28,546	24,708	30,677
10/23	28,538	24,111	30,240
11/23	32,245	26,363	33,537
12/23	33,603	27,664	35,022
1/24	34,483	28,050	35,895
2/24	36,234	29,565	38,344
3/24	36,968	30,512	39,019
4/24	35,388	29,214	37,364
5/24	36,558	30,590	39,601
6/24	37,933	31,602	42,272
7/24	38,215	32,062	41,552
8/24	38,933	32,822	42,418
9/24	39,590	33,524	43,620
10/24	39,061	33,289	43,475
11/24	41,931	35,433	46,295
12/24	40,835	34,445	46,704
1/25	42,724	35,541	47,628
2/25	41,271	34,919	45,916
3/25	39,043	32,899	42,049
4/25	39,899	32,703	42,793
5/25	42,501	34,790	46,580
6/25	44,284	36,552	49,549
7/25	45,915	37,365	51,420
8/25	45,478	38,151	51,995

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	16.81%	11.40%	16.35%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Growth Index	22.58%	15.25%	17.92%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,549,544
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 20.9%
  Total Advisory Fees Paid (amount in thousands)$63,012

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.03%
Investment Companies	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Financial	23.19%
Communications	22.86%
Industrial	8.86%
Consumer, Cyclical	7.85%
Consumer, Non-cyclical	6.58%
Basic Materials	2.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARI-0

R-3

PGBEX

Blue Chip Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$122	1.13%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. It is non-diversified. Over the year, the Fund benefited from company selection in the communication services and real estate sectors. Allocation in the financials and consumer staples sectors contributed to performance relative to the Russell 1000 Growth Index (“Index”), led by Charles Schwab and Brookfield. Microsoft was the Fund’s largest contributor. The company has numerous opportunities ahead, including incorporating generative artificial intelligence ("AI") tools across its platform. The next largest contributor was Netflix. The company grew its advertising-supported pricing tier rapidly. The third largest contributor was Amazon. Its cloud computing business, Amazon Web Services, continued to expand, assisted by AI investments. Information technology detracted from performance relative to the Index, primarily due to having a smaller weight in Nvidia than the Index weight. Danaher was the Fund’s largest detractor. With pandemic inventory destocking now behind them, Danaher has scale advantages to gain share.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $43,280	Russell 1000 Index $38,151	Russell 1000 Growth Index $51,995
8/15	10,000	10,000	10,000
9/15	9,676	9,726	9,753
10/15	10,336	10,513	10,592
11/15	10,376	10,548	10,622
12/15	10,241	10,358	10,466
1/16	9,727	9,800	9,882
2/16	9,592	9,797	9,878
3/16	10,254	10,479	10,544
4/16	10,299	10,536	10,448
5/16	10,561	10,721	10,650
6/16	10,417	10,745	10,609
7/16	10,979	11,155	11,109
8/16	11,077	11,169	11,054
9/16	11,168	11,178	11,095
10/16	10,998	10,960	10,834
11/16	11,018	11,392	11,070
12/16	11,090	11,606	11,207
1/17	11,511	11,840	11,585
2/17	11,926	12,298	12,066
3/17	11,965	12,306	12,205
4/17	12,294	12,436	12,484
5/17	12,623	12,595	12,809
6/17	12,577	12,683	12,775
7/17	12,965	12,934	13,115
8/17	13,156	12,974	13,355
9/17	13,320	13,250	13,529
10/17	13,853	13,554	14,053
11/17	14,142	13,968	14,480
12/17	14,206	14,123	14,593
1/18	15,349	14,899	15,626
2/18	14,855	14,352	15,217
3/18	14,666	14,026	14,799
4/18	14,909	14,074	14,851
5/18	15,342	14,433	15,502
6/18	15,504	14,526	15,651
7/18	16,018	15,028	16,111
8/18	16,599	15,545	16,992
9/18	16,674	15,604	17,086
10/18	15,261	14,500	15,558
11/18	15,727	14,795	15,724
12/18	14,562	13,448	14,372
1/19	15,877	14,575	15,664
2/19	16,461	15,068	16,224
3/19	17,111	15,330	16,686
4/19	18,097	15,950	17,440
5/19	17,279	14,933	16,338
6/19	18,309	15,982	17,460
7/19	18,572	16,230	17,854
8/19	18,688	15,933	17,718
9/19	18,447	16,209	17,720
10/19	18,864	16,552	18,219
11/19	19,587	17,178	19,028
12/19	20,105	17,674	19,602
1/20	20,968	17,693	20,040
2/20	19,701	16,247	18,675
3/20	17,404	14,100	16,838
4/20	20,037	15,963	19,330
5/20	21,441	16,805	20,627
6/20	22,196	17,177	21,525
7/20	23,623	18,183	23,182
8/20	25,828	19,518	25,574
9/20	24,577	18,804	24,370
10/20	23,669	18,351	23,543
11/20	26,194	20,512	25,953
12/20	26,976	21,379	27,147
1/21	26,060	21,203	26,946
2/21	26,881	21,817	26,940
3/21	27,434	22,643	27,403
4/21	29,715	23,862	29,267
5/21	29,739	23,975	28,862
6/21	31,452	24,576	30,673
7/21	32,463	25,086	31,684
8/21	33,560	25,812	32,869
9/21	31,799	24,627	31,028
10/21	33,986	26,335	33,715
11/21	33,260	25,982	33,921
12/21	33,596	27,035	34,639
1/22	30,473	25,510	31,666
2/22	28,659	24,810	30,321
3/22	29,275	25,648	31,507
4/22	25,469	23,361	27,702
5/22	25,368	23,326	27,058
6/22	23,309	21,372	24,915
7/22	26,068	23,363	27,905
8/22	24,667	22,466	26,605
9/22	21,925	20,387	24,019
10/22	23,182	22,022	25,423
11/22	24,726	23,214	26,581
12/22	23,164	21,864	24,546
1/23	25,153	23,330	26,592
2/23	24,192	22,774	26,276
3/23	25,187	23,495	28,072
4/23	25,748	23,786	28,349
5/23	26,257	23,897	29,641
6/23	28,178	25,511	31,668
7/23	28,977	26,388	32,735
8/23	29,087	25,926	32,441
9/23	27,422	24,708	30,677
10/23	27,396	24,111	30,240
11/23	30,948	26,363	33,537
12/23	32,240	27,664	35,022
1/24	33,072	28,050	35,895
2/24	34,738	29,565	38,344
3/24	35,426	30,512	39,019
4/24	33,897	29,214	37,364
5/24	35,010	30,590	39,601
6/24	36,310	31,602	42,272
7/24	36,556	32,062	41,552
8/24	37,236	32,822	42,418
9/24	37,848	33,524	43,620
10/24	37,330	33,289	43,475
11/24	40,057	35,433	46,295
12/24	38,991	34,445	46,704
1/25	40,785	35,541	47,628
2/25	39,382	34,919	45,916
3/25	37,233	32,899	42,049
4/25	38,032	32,703	42,793
5/25	40,501	34,790	46,580
6/25	42,179	36,552	49,549
7/25	43,724	37,365	51,420
8/25	43,280	38,151	51,995

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-3 Shares	16.23%	10.88%	15.78%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 14, 2012.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,549,544
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 20.9%
  Total Advisory Fees Paid (amount in thousands)$63,012

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.03%
Investment Companies	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Financial	23.19%
Communications	22.86%
Industrial	8.86%
Consumer, Cyclical	7.85%
Consumer, Non-cyclical	6.58%
Basic Materials	2.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARR3-0

R-5

PGBGX

Blue Chip Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$89	0.82%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. It is non-diversified. Over the year, the Fund benefited from company selection in the communication services and real estate sectors. Allocation in the financials and consumer staples sectors contributed to performance relative to the Russell 1000 Growth Index (“Index”), led by Charles Schwab and Brookfield. Microsoft was the Fund’s largest contributor. The company has numerous opportunities ahead, including incorporating generative artificial intelligence ("AI") tools across its platform. The next largest contributor was Netflix. The company grew its advertising-supported pricing tier rapidly. The third largest contributor was Amazon. Its cloud computing business, Amazon Web Services, continued to expand, assisted by AI investments. Information technology detracted from performance relative to the Index, primarily due to having a smaller weight in Nvidia than the Index weight. Danaher was the Fund’s largest detractor. With pandemic inventory destocking now behind them, Danaher has scale advantages to gain share.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $44,658	Russell 1000 Index $38,151	Russell 1000 Growth Index $51,995
8/15	10,000	10,000	10,000
9/15	9,678	9,726	9,753
10/15	10,341	10,513	10,592
11/15	10,384	10,548	10,622
12/15	10,252	10,358	10,466
1/16	9,739	9,800	9,882
2/16	9,607	9,797	9,878
3/16	10,272	10,479	10,544
4/16	10,324	10,536	10,448
5/16	10,586	10,721	10,650
6/16	10,442	10,745	10,609
7/16	11,011	11,155	11,109
8/16	11,116	11,169	11,054
9/16	11,208	11,178	11,095
10/16	11,037	10,960	10,834
11/16	11,064	11,392	11,070
12/16	11,136	11,606	11,207
1/17	11,564	11,840	11,585
2/17	11,980	12,298	12,066
3/17	12,026	12,306	12,205
4/17	12,363	12,436	12,484
5/17	12,692	12,595	12,809
6/17	12,653	12,683	12,775
7/17	13,049	12,934	13,115
8/17	13,240	12,974	13,355
9/17	13,405	13,250	13,529
10/17	13,952	13,554	14,053
11/17	14,243	13,968	14,480
12/17	14,313	14,123	14,593
1/18	15,466	14,899	15,626
2/18	14,978	14,352	15,217
3/18	14,788	14,026	14,799
4/18	15,039	14,074	14,851
5/18	15,479	14,433	15,502
6/18	15,649	14,526	15,651
7/18	16,171	15,028	16,111
8/18	16,761	15,545	16,992
9/18	16,842	15,604	17,086
10/18	15,412	14,500	15,558
11/18	15,893	14,795	15,724
12/18	14,718	13,448	14,372
1/19	16,051	14,575	15,664
2/19	16,643	15,068	16,224
3/19	17,309	15,330	16,686
4/19	18,305	15,950	17,440
5/19	17,492	14,933	16,338
6/19	18,532	15,982	17,460
7/19	18,802	16,230	17,854
8/19	18,927	15,933	17,718
9/19	18,685	16,209	17,720
10/19	19,117	16,552	18,219
11/19	19,849	17,178	19,028
12/19	20,389	17,674	19,602
1/20	21,269	17,693	20,040
2/20	19,983	16,247	18,675
3/20	17,657	14,100	16,838
4/20	20,335	15,963	19,330
5/20	21,759	16,805	20,627
6/20	22,539	17,177	21,525
7/20	23,986	18,183	23,182
8/20	26,244	19,518	25,574
9/20	24,973	18,804	24,370
10/20	24,062	18,351	23,543
11/20	26,626	20,512	25,953
12/20	27,433	21,379	27,147
1/21	26,507	21,203	26,946
2/21	27,346	21,817	26,940
3/21	27,924	22,643	27,403
4/21	30,243	23,862	29,267
5/21	30,275	23,975	28,862
6/21	32,032	24,576	30,673
7/21	33,069	25,086	31,684
8/21	34,193	25,812	32,869
9/21	32,412	24,627	31,028
10/21	34,652	26,335	33,715
11/21	33,924	25,982	33,921
12/21	34,277	27,035	34,639
1/22	31,091	25,510	31,666
2/22	29,249	24,810	30,321
3/22	29,882	25,648	31,507
4/22	26,012	23,361	27,702
5/22	25,910	23,326	27,058
6/22	23,815	21,372	24,915
7/22	26,646	23,363	27,905
8/22	25,218	22,466	26,605
9/22	22,412	20,387	24,019
10/22	23,705	22,022	25,423
11/22	25,294	23,214	26,581
12/22	23,704	21,864	24,546
1/23	25,746	23,330	26,592
2/23	24,768	22,774	26,276
3/23	25,789	23,495	28,072
4/23	26,376	23,786	28,349
5/23	26,903	23,897	29,641
6/23	28,877	25,511	31,668
7/23	29,702	26,388	32,735
8/23	29,830	25,926	32,441
9/23	28,120	24,708	30,677
10/23	28,111	24,111	30,240
11/23	31,761	26,363	33,537
12/23	33,089	27,664	35,022
1/24	33,956	28,050	35,895
2/24	35,667	29,565	38,344
3/24	36,390	30,512	39,019
4/24	34,824	29,214	37,364
5/24	35,981	30,590	39,601
6/24	37,326	31,602	42,272
7/24	37,589	32,062	41,552
8/24	38,296	32,822	42,418
9/24	38,942	33,524	43,620
10/24	38,415	33,289	43,475
11/24	41,231	35,433	46,295
12/24	40,147	34,445	46,704
1/25	42,003	35,541	47,628
2/25	40,564	34,919	45,916
3/25	38,371	32,899	42,049
4/25	39,205	32,703	42,793
5/25	41,754	34,790	46,580
6/25	43,495	36,552	49,549
7/25	45,093	37,365	51,420
8/25	44,658	38,151	51,995

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-5 Shares	16.61%	11.22%	16.14%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 14, 2012.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,549,544
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 20.9%
  Total Advisory Fees Paid (amount in thousands)$63,012

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.03%
Investment Companies	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Financial	23.19%
Communications	22.86%
Industrial	8.86%
Consumer, Cyclical	7.85%
Consumer, Non-cyclical	6.58%
Basic Materials	2.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARR5-0

R-6

PGBHX

Blue Chip Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$62	0.57%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. It is non-diversified. Over the year, the Fund benefited from company selection in the communication services and real estate sectors. Allocation in the financials and consumer staples sectors contributed to performance relative to the Russell 1000 Growth Index (“Index”), led by Charles Schwab and Brookfield. Microsoft was the Fund’s largest contributor. The company has numerous opportunities ahead, including incorporating generative artificial intelligence ("AI") tools across its platform. The next largest contributor was Netflix. The company grew its advertising-supported pricing tier rapidly. The third largest contributor was Amazon. Its cloud computing business, Amazon Web Services, continued to expand, assisted by AI investments. Information technology detracted from performance relative to the Index, primarily due to having a smaller weight in Nvidia than the Index weight. Danaher was the Fund’s largest detractor. With pandemic inventory destocking now behind them, Danaher has scale advantages to gain share.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $45,774	Russell 1000 Index $38,151	Russell 1000 Growth Index $51,995
8/15	10,000	10,000	10,000
9/15	9,680	9,726	9,753
10/15	10,345	10,513	10,592
11/15	10,389	10,548	10,622
12/15	10,259	10,358	10,466
1/16	9,748	9,800	9,882
2/16	9,617	9,797	9,878
3/16	10,284	10,479	10,544
4/16	10,336	10,536	10,448
5/16	10,604	10,721	10,650
6/16	10,460	10,745	10,609
7/16	11,035	11,155	11,109
8/16	11,133	11,169	11,054
9/16	11,231	11,178	11,095
10/16	11,067	10,960	10,834
11/16	11,086	11,392	11,070
12/16	11,163	11,606	11,207
1/17	11,599	11,840	11,585
2/17	12,016	12,298	12,066
3/17	12,069	12,306	12,205
4/17	12,399	12,436	12,484
5/17	12,743	12,595	12,809
6/17	12,697	12,683	12,775
7/17	13,094	12,934	13,115
8/17	13,292	12,974	13,355
9/17	13,464	13,250	13,529
10/17	14,013	13,554	14,053
11/17	14,311	13,968	14,480
12/17	14,384	14,123	14,593
1/18	15,547	14,899	15,626
2/18	15,057	14,352	15,217
3/18	14,867	14,026	14,799
4/18	15,125	14,074	14,851
5/18	15,567	14,433	15,502
6/18	15,744	14,526	15,651
7/18	16,274	15,028	16,111
8/18	16,872	15,545	16,992
9/18	16,954	15,604	17,086
10/18	15,526	14,500	15,558
11/18	16,009	14,795	15,724
12/18	14,826	13,448	14,372
1/19	16,176	14,575	15,664
2/19	16,777	15,068	16,224
3/19	17,452	15,330	16,686
4/19	18,457	15,950	17,440
5/19	17,643	14,933	16,338
6/19	18,692	15,982	17,460
7/19	18,971	16,230	17,854
8/19	19,103	15,933	17,718
9/19	18,861	16,209	17,720
10/19	19,301	16,552	18,219
11/19	20,049	17,178	19,028
12/19	20,588	17,674	19,602
1/20	21,488	17,693	20,040
2/20	20,196	16,247	18,675
3/20	17,852	14,100	16,838
4/20	20,558	15,963	19,330
5/20	22,003	16,805	20,627
6/20	22,795	17,177	21,525
7/20	24,271	18,183	23,182
8/20	26,554	19,518	25,574
9/20	25,270	18,804	24,370
10/20	24,356	18,351	23,543
11/20	26,962	20,512	25,953
12/20	27,780	21,379	27,147
1/21	26,850	21,203	26,946
2/21	27,709	21,817	26,940
3/21	28,297	22,643	27,403
4/21	30,658	23,862	29,267
5/21	30,697	23,975	28,862
6/21	32,486	24,576	30,673
7/21	33,543	25,086	31,684
8/21	34,695	25,812	32,869
9/21	32,891	24,627	31,028
10/21	35,172	26,335	33,715
11/21	34,433	25,982	33,921
12/21	34,804	27,035	34,639
1/22	31,581	25,510	31,666
2/22	29,716	24,810	30,321
3/22	30,369	25,648	31,507
4/22	26,434	23,361	27,702
5/22	26,341	23,326	27,058
6/22	24,212	21,372	24,915
7/22	27,095	23,363	27,905
8/22	25,645	22,466	26,605
9/22	22,804	20,387	24,019
10/22	24,127	22,022	25,423
11/22	25,747	23,214	26,581
12/22	24,126	21,864	24,546
1/23	26,209	23,330	26,592
2/23	25,228	22,774	26,276
3/23	26,269	23,495	28,072
4/23	26,875	23,786	28,349
5/23	27,413	23,897	29,641
6/23	29,436	25,511	31,668
7/23	30,282	26,388	32,735
8/23	30,418	25,926	32,441
9/23	28,685	24,708	30,677
10/23	28,677	24,111	30,240
11/23	32,407	26,363	33,537
12/23	33,767	27,664	35,022
1/24	34,663	28,050	35,895
2/24	36,423	29,565	38,344
3/24	37,166	30,512	39,019
4/24	35,577	29,214	37,364
5/24	36,764	30,590	39,601
6/24	38,148	31,602	42,272
7/24	38,429	32,062	41,552
8/24	39,155	32,822	42,418
9/24	39,821	33,524	43,620
10/24	39,292	33,289	43,475
11/24	42,178	35,433	46,295
12/24	41,075	34,445	46,704
1/25	42,983	35,541	47,628
2/25	41,530	34,919	45,916
3/25	39,283	32,899	42,049
4/25	40,148	32,703	42,793
5/25	42,769	34,790	46,580
6/25	44,561	36,552	49,549
7/25	46,211	37,365	51,420
8/25	45,774	38,151	51,995

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	16.90%	11.51%	16.43%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 14, 2012.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,549,544
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 20.9%
  Total Advisory Fees Paid (amount in thousands)$63,012

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.03%
Investment Companies	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Financial	23.19%
Communications	22.86%
Industrial	8.86%
Consumer, Cyclical	7.85%
Consumer, Non-cyclical	6.58%
Basic Materials	2.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARR6-0

Class J

PBIJX

Bond Market Index Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$44	0.43%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2025, the Fund’s investments performed in line with the Index. The top contributors to performance included a slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly higher allocation compared to Index weight to sovereign bonds. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, a slightly lower allocation compared to Index weight to commercial mortgage-backed securities, and security specific impacts within investment grade corporate bonds.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $11,240	Bloomberg US Aggregate Index $11,949
8/15	10,000	10,000
9/15	10,065	10,068
10/15	10,055	10,069
11/15	10,028	10,043
12/15	9,981	10,010
1/16	10,112	10,148
2/16	10,178	10,220
3/16	10,263	10,314
4/16	10,300	10,353
5/16	10,291	10,356
6/16	10,469	10,542
7/16	10,526	10,609
8/16	10,498	10,597
9/16	10,488	10,590
10/16	10,394	10,509
11/16	10,140	10,261
12/16	10,144	10,275
1/17	10,163	10,295
2/17	10,220	10,365
3/17	10,210	10,359
4/17	10,287	10,439
5/17	10,363	10,519
6/17	10,344	10,509
7/17	10,382	10,554
8/17	10,477	10,649
9/17	10,420	10,598
10/17	10,420	10,604
11/17	10,401	10,591
12/17	10,445	10,639
1/18	10,319	10,517
2/18	10,212	10,417
3/18	10,270	10,484
4/18	10,192	10,406
5/18	10,260	10,480
6/18	10,241	10,467
7/18	10,231	10,470
8/18	10,290	10,537
9/18	10,222	10,469
10/18	10,134	10,386
11/18	10,183	10,448
12/18	10,373	10,640
1/19	10,472	10,753
2/19	10,462	10,747
3/19	10,660	10,954
4/19	10,650	10,956
5/19	10,828	11,151
6/19	10,967	11,291
7/19	10,977	11,316
8/19	11,254	11,609
9/19	11,185	11,547
10/19	11,215	11,582
11/19	11,195	11,576
12/19	11,185	11,568
1/20	11,397	11,791
2/20	11,589	12,003
3/20	11,528	11,932
4/20	11,720	12,144
5/20	11,771	12,201
6/20	11,841	12,278
7/20	12,013	12,461
8/20	11,902	12,360
9/20	11,892	12,354
10/20	11,831	12,299
11/20	11,942	12,419
12/20	11,957	12,436
1/21	11,861	12,347
2/21	11,646	12,169
3/21	11,538	12,017
4/21	11,634	12,112
5/21	11,646	12,151
6/21	11,741	12,237
7/21	11,873	12,374
8/21	11,849	12,350
9/21	11,741	12,243
10/21	11,729	12,240
11/21	11,753	12,276
12/21	11,713	12,245
1/22	11,469	11,981
2/22	11,335	11,847
3/22	11,018	11,518
4/22	10,592	11,081
5/22	10,653	11,152
6/22	10,482	10,977
7/22	10,738	11,246
8/22	10,433	10,928
9/22	9,982	10,456
10/22	9,848	10,320
11/22	10,202	10,700
12/22	10,124	10,651
1/23	10,457	10,979
2/23	10,173	10,695
3/23	10,445	10,967
4/23	10,494	11,033
5/23	10,383	10,913
6/23	10,333	10,874
7/23	10,321	10,867
8/23	10,247	10,797
9/23	9,975	10,523
10/23	9,815	10,357
11/23	10,259	10,826
12/23	10,643	11,240
1/24	10,617	11,210
2/24	10,464	11,051
3/24	10,541	11,153
4/24	10,284	10,871
5/24	10,451	11,056
6/24	10,553	11,160
7/24	10,797	11,421
8/24	10,951	11,585
9/24	11,092	11,740
10/24	10,810	11,449
11/24	10,912	11,570
12/24	10,723	11,381
1/25	10,789	11,441
2/25	11,015	11,693
3/25	11,015	11,697
4/25	11,054	11,743
5/25	10,975	11,659
6/25	11,134	11,839
7/25	11,107	11,807
8/25	11,240	11,949

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	2.64%	-1.14%	1.18%
Class J Shares Including Sales Charge	1.65%	-1.14%	1.18%
Bloomberg US Aggregate Index	3.14%	-0.68%	1.80%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,816,751
  Total Number of Portfolio Holdings3,863
  Portfolio Turnover Rate 43.1%
  Total Advisory Fees Paid (amount in thousands)$3,024

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.83%
Bonds	26.74%
Investment Companies	2.95%
Municipal Bonds	0.11%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	48.53%
Mortgage Securities	25.49%
Financial	7.91%
Consumer, Non-cyclical	4.19%
Utilities	2.24%
Money Market Funds	2.12%
Communications	1.97%
Technology	1.84%
Industrial	1.80%
Energy	1.78%
Consumer, Cyclical	1.30%
Exchange-Traded Funds	0.83%
Basic Materials	0.52%
Revenue Bonds	0.06%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's contractual management fee waiver of 0.015% expired. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.14% on all net assets to 0.12% on the first $3 billion of net assets, 0.10% on the next $3 billion of net assets, and 0.08% on net assets over $6 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV824ARJ-0

Institutional

PNIIX

Bond Market Index Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.13%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2025, the Fund’s investments performed in line with the Index. The top contributors to performance included a slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly higher allocation compared to Index weight to sovereign bonds. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, a slightly lower allocation compared to Index weight to commercial mortgage-backed securities, and security specific impacts within investment grade corporate bonds.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $11,711	Bloomberg US Aggregate Index $11,949
8/15	10,000	10,000
9/15	10,064	10,068
10/15	10,064	10,069
11/15	10,036	10,043
12/15	9,996	10,010
1/16	10,135	10,148
2/16	10,200	10,220
3/16	10,292	10,314
4/16	10,329	10,353
5/16	10,320	10,356
6/16	10,505	10,542
7/16	10,570	10,609
8/16	10,552	10,597
9/16	10,542	10,590
10/16	10,459	10,509
11/16	10,200	10,261
12/16	10,213	10,275
1/17	10,232	10,295
2/17	10,298	10,365
3/17	10,289	10,359
4/17	10,364	10,439
5/17	10,449	10,519
6/17	10,430	10,509
7/17	10,477	10,554
8/17	10,572	10,649
9/17	10,515	10,598
10/17	10,524	10,604
11/17	10,506	10,591
12/17	10,551	10,639
1/18	10,425	10,517
2/18	10,329	10,417
3/18	10,387	10,484
4/18	10,310	10,406
5/18	10,387	10,480
6/18	10,368	10,467
7/18	10,368	10,470
8/18	10,435	10,537
9/18	10,368	10,469
10/18	10,281	10,386
11/18	10,339	10,448
12/18	10,530	10,640
1/19	10,639	10,753
2/19	10,629	10,747
3/19	10,837	10,954
4/19	10,837	10,956
5/19	11,025	11,151
6/19	11,164	11,291
7/19	11,183	11,316
8/19	11,470	11,609
9/19	11,411	11,547
10/19	11,441	11,582
11/19	11,431	11,576
12/19	11,422	11,568
1/20	11,645	11,791
2/20	11,847	12,003
3/20	11,797	11,932
4/20	11,989	12,144
5/20	12,050	12,201
6/20	12,121	12,278
7/20	12,293	12,461
8/20	12,192	12,360
9/20	12,182	12,354
10/20	12,121	12,299
11/20	12,243	12,419
12/20	12,254	12,436
1/21	12,158	12,347
2/21	11,954	12,169
3/21	11,845	12,017
4/21	11,942	12,112
5/21	11,966	12,151
6/21	12,062	12,237
7/21	12,194	12,374
8/21	12,170	12,350
9/21	12,062	12,243
10/21	12,062	12,240
11/21	12,086	12,276
12/21	12,049	12,245
1/22	11,804	11,981
2/22	11,669	11,847
3/22	11,337	11,518
4/22	10,908	11,081
5/22	10,982	11,152
6/22	10,810	10,977
7/22	11,068	11,246
8/22	10,761	10,928
9/22	10,295	10,456
10/22	10,160	10,320
11/22	10,528	10,700
12/22	10,451	10,651
1/23	10,800	10,979
2/23	10,513	10,695
3/23	10,787	10,967
4/23	10,850	11,033
5/23	10,737	10,913
6/23	10,700	10,874
7/23	10,688	10,867
8/23	10,613	10,797
9/23	10,338	10,523
10/23	10,164	10,357
11/23	10,638	10,826
12/23	11,031	11,240
1/24	11,018	11,210
2/24	10,849	11,051
3/24	10,940	11,153
4/24	10,667	10,871
5/24	10,849	11,056
6/24	10,953	11,160
7/24	11,213	11,421
8/24	11,369	11,585
9/24	11,525	11,740
10/24	11,239	11,449
11/24	11,356	11,570
12/24	11,159	11,381
1/25	11,226	11,441
2/25	11,469	11,693
3/25	11,469	11,697
4/25	11,509	11,743
5/25	11,428	11,659
6/25	11,603	11,839
7/25	11,576	11,807
8/25	11,711	11,949

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	3.01%	-0.80%	1.59%
Bloomberg US Aggregate Index	3.14%	-0.68%	1.80%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,816,751
  Total Number of Portfolio Holdings3,863
  Portfolio Turnover Rate 43.1%
  Total Advisory Fees Paid (amount in thousands)$3,024

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.83%
Bonds	26.74%
Investment Companies	2.95%
Municipal Bonds	0.11%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	48.53%
Mortgage Securities	25.49%
Financial	7.91%
Consumer, Non-cyclical	4.19%
Utilities	2.24%
Money Market Funds	2.12%
Communications	1.97%
Technology	1.84%
Industrial	1.80%
Energy	1.78%
Consumer, Cyclical	1.30%
Exchange-Traded Funds	0.83%
Basic Materials	0.52%
Revenue Bonds	0.06%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's contractual management fee waiver of 0.015% expired. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.14% on all net assets to 0.12% on the first $3 billion of net assets, 0.10% on the next $3 billion of net assets, and 0.08% on net assets over $6 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV824ARI-0

R-3

PBOIX

Bond Market Index Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$71	0.70%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2025, the Fund’s investments performed in line with the Index. The top contributors to performance included a slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly higher allocation compared to Index weight to sovereign bonds. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, a slightly lower allocation compared to Index weight to commercial mortgage-backed securities, and security specific impacts within investment grade corporate bonds.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $11,064	Bloomberg US Aggregate Index $11,949
8/15	10,000	10,000
9/15	10,065	10,068
10/15	10,056	10,069
11/15	10,028	10,043
12/15	9,982	10,010
1/16	10,114	10,148
2/16	10,170	10,220
3/16	10,264	10,314
4/16	10,293	10,353
5/16	10,283	10,356
6/16	10,462	10,542
7/16	10,518	10,609
8/16	10,500	10,597
9/16	10,481	10,590
10/16	10,387	10,509
11/16	10,133	10,261
12/16	10,141	10,275
1/17	10,151	10,295
2/17	10,217	10,365
3/17	10,198	10,359
4/17	10,275	10,439
5/17	10,351	10,519
6/17	10,332	10,509
7/17	10,370	10,554
8/17	10,456	10,649
9/17	10,398	10,598
10/17	10,398	10,604
11/17	10,379	10,591
12/17	10,416	10,639
1/18	10,290	10,517
2/18	10,183	10,417
3/18	10,241	10,484
4/18	10,163	10,406
5/18	10,231	10,480
6/18	10,212	10,467
7/18	10,202	10,470
8/18	10,260	10,537
9/18	10,192	10,469
10/18	10,105	10,386
11/18	10,154	10,448
12/18	10,336	10,640
1/19	10,435	10,753
2/19	10,425	10,747
3/19	10,623	10,954
4/19	10,613	10,956
5/19	10,791	11,151
6/19	10,930	11,291
7/19	10,949	11,316
8/19	11,226	11,609
9/19	11,157	11,547
10/19	11,177	11,582
11/19	11,167	11,576
12/19	11,147	11,568
1/20	11,358	11,791
2/20	11,550	12,003
3/20	11,499	11,932
4/20	11,691	12,144
5/20	11,731	12,201
6/20	11,802	12,278
7/20	11,963	12,461
8/20	11,862	12,360
9/20	11,842	12,354
10/20	11,781	12,299
11/20	11,892	12,419
12/20	11,894	12,436
1/21	11,798	12,347
2/21	11,596	12,169
3/21	11,488	12,017
4/21	11,572	12,112
5/21	11,584	12,151
6/21	11,667	12,237
7/21	11,798	12,374
8/21	11,763	12,350
9/21	11,655	12,243
10/21	11,643	12,240
11/21	11,679	12,276
12/21	11,622	12,245
1/22	11,380	11,981
2/22	11,247	11,847
3/22	10,932	11,518
4/22	10,509	11,081
5/22	10,570	11,152
6/22	10,400	10,977
7/22	10,654	11,246
8/22	10,352	10,928
9/22	9,892	10,456
10/22	9,759	10,320
11/22	10,110	10,700
12/22	10,033	10,651
1/23	10,362	10,979
2/23	10,081	10,695
3/23	10,338	10,967
4/23	10,399	11,033
5/23	10,277	10,913
6/23	10,228	10,874
7/23	10,216	10,867
8/23	10,143	10,797
9/23	9,874	10,523
10/23	9,715	10,357
11/23	10,155	10,826
12/23	10,529	11,240
1/24	10,503	11,210
2/24	10,351	11,051
3/24	10,427	11,153
4/24	10,161	10,871
5/24	10,326	11,056
6/24	10,427	11,160
7/24	10,668	11,421
8/24	10,807	11,585
9/24	10,947	11,740
10/24	10,668	11,449
11/24	10,769	11,570
12/24	10,593	11,381
1/25	10,646	11,441
2/25	10,868	11,693
3/25	10,868	11,697
4/25	10,907	11,743
5/25	10,816	11,659
6/25	10,972	11,839
7/25	10,946	11,807
8/25	11,064	11,949

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	2.37%	-1.38%	1.02%
Bloomberg US Aggregate Index	3.14%	-0.68%	1.80%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,816,751
  Total Number of Portfolio Holdings3,863
  Portfolio Turnover Rate 43.1%
  Total Advisory Fees Paid (amount in thousands)$3,024

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.83%
Bonds	26.74%
Investment Companies	2.95%
Municipal Bonds	0.11%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	48.53%
Mortgage Securities	25.49%
Financial	7.91%
Consumer, Non-cyclical	4.19%
Utilities	2.24%
Money Market Funds	2.12%
Communications	1.97%
Technology	1.84%
Industrial	1.80%
Energy	1.78%
Consumer, Cyclical	1.30%
Exchange-Traded Funds	0.83%
Basic Materials	0.52%
Revenue Bonds	0.06%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's contractual management fee waiver of 0.015% expired. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.14% on all net assets to 0.12% on the first $3 billion of net assets, 0.10% on the next $3 billion of net assets, and 0.08% on net assets over $6 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV824ARR3-0

R-5

PBIQX

Bond Market Index Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$40	0.39%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2025, the Fund’s investments performed in line with the Index. The top contributors to performance included a slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly higher allocation compared to Index weight to sovereign bonds. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, a slightly lower allocation compared to Index weight to commercial mortgage-backed securities, and security specific impacts within investment grade corporate bonds.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $11,407	Bloomberg US Aggregate Index $11,949
8/15	10,000	10,000
9/15	10,055	10,068
10/15	10,055	10,069
11/15	10,028	10,043
12/15	9,981	10,010
1/16	10,121	10,148
2/16	10,187	10,220
3/16	10,271	10,314
4/16	10,309	10,353
5/16	10,299	10,356
6/16	10,477	10,542
7/16	10,543	10,609
8/16	10,524	10,597
9/16	10,505	10,590
10/16	10,421	10,509
11/16	10,168	10,261
12/16	10,176	10,275
1/17	10,195	10,295
2/17	10,261	10,365
3/17	10,242	10,359
4/17	10,318	10,439
5/17	10,395	10,519
6/17	10,385	10,509
7/17	10,423	10,554
8/17	10,518	10,649
9/17	10,461	10,598
10/17	10,461	10,604
11/17	10,442	10,591
12/17	10,490	10,639
1/18	10,364	10,517
2/18	10,266	10,417
3/18	10,325	10,484
4/18	10,247	10,406
5/18	10,315	10,480
6/18	10,296	10,467
7/18	10,296	10,470
8/18	10,354	10,537
9/18	10,286	10,469
10/18	10,198	10,386
11/18	10,257	10,448
12/18	10,440	10,640
1/19	10,540	10,753
2/19	10,540	10,747
3/19	10,738	10,954
4/19	10,728	10,956
5/19	10,917	11,151
6/19	11,047	11,291
7/19	11,076	11,316
8/19	11,355	11,609
9/19	11,285	11,547
10/19	11,315	11,582
11/19	11,305	11,576
12/19	11,295	11,568
1/20	11,509	11,791
2/20	11,712	12,003
3/20	11,661	11,932
4/20	11,854	12,144
5/20	11,905	12,201
6/20	11,976	12,278
7/20	12,138	12,461
8/20	12,037	12,360
9/20	12,027	12,354
10/20	11,966	12,299
11/20	12,077	12,419
12/20	12,093	12,436
1/21	11,996	12,347
2/21	11,791	12,169
3/21	11,683	12,017
4/21	11,767	12,112
5/21	11,791	12,151
6/21	11,876	12,237
7/21	12,008	12,374
8/21	11,984	12,350
9/21	11,876	12,243
10/21	11,864	12,240
11/21	11,900	12,276
12/21	11,854	12,245
1/22	11,608	11,981
2/22	11,474	11,847
3/22	11,154	11,518
4/22	10,725	11,081
5/22	10,786	11,152
6/22	10,615	10,977
7/22	10,872	11,246
8/22	10,565	10,928
9/22	10,111	10,456
10/22	9,976	10,320
11/22	10,345	10,700
12/22	10,264	10,651
1/23	10,600	10,979
2/23	10,314	10,695
3/23	10,575	10,967
4/23	10,637	11,033
5/23	10,525	10,913
6/23	10,488	10,874
7/23	10,463	10,867
8/23	10,401	10,797
9/23	10,127	10,523
10/23	9,953	10,357
11/23	10,413	10,826
12/23	10,804	11,240
1/24	10,778	11,210
2/24	10,623	11,051
3/24	10,700	11,153
4/24	10,442	10,871
5/24	10,610	11,056
6/24	10,713	11,160
7/24	10,959	11,421
8/24	11,115	11,585
9/24	11,257	11,740
10/24	10,972	11,449
11/24	11,089	11,570
12/24	10,898	11,381
1/25	10,951	11,441
2/25	11,192	11,693
3/25	11,192	11,697
4/25	11,233	11,743
5/25	11,139	11,659
6/25	11,313	11,839
7/25	11,286	11,807
8/25	11,407	11,949

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	2.63%	-1.07%	1.32%
Bloomberg US Aggregate Index	3.14%	-0.68%	1.80%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,816,751
  Total Number of Portfolio Holdings3,863
  Portfolio Turnover Rate 43.1%
  Total Advisory Fees Paid (amount in thousands)$3,024

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.83%
Bonds	26.74%
Investment Companies	2.95%
Municipal Bonds	0.11%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	48.53%
Mortgage Securities	25.49%
Financial	7.91%
Consumer, Non-cyclical	4.19%
Utilities	2.24%
Money Market Funds	2.12%
Communications	1.97%
Technology	1.84%
Industrial	1.80%
Energy	1.78%
Consumer, Cyclical	1.30%
Exchange-Traded Funds	0.83%
Basic Materials	0.52%
Revenue Bonds	0.06%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's contractual management fee waiver of 0.015% expired. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.14% on all net assets to 0.12% on the first $3 billion of net assets, 0.10% on the next $3 billion of net assets, and 0.08% on net assets over $6 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV824ARR5-0

Class S

PCSFX

Capital Securities Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Capital Securities Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$0	0.00%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities. It may invest up to 100% of its assets in below investment grade (sometimes called "junk") preferred securities, which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the U.S. and non-U.S. (foreign) financial services sector. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1 year ago. Allocation and security selection within the Banking and Insurance Industries were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index (“Index”). Electric Utility, Pipelines and Diversified Financial Services contributed positively, but underweight concentrations in each detracted from relative Index performance. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

How did the Fund perform over the last 10 years?

	Class S Shares at net asset value $16,734	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	10,000	10,000	10,000
9/15	9,979	10,051	10,007
10/15	10,102	10,072	10,178
11/15	10,125	9,905	10,220
12/15	10,094	9,958	10,234
1/16	10,036	10,044	10,199
2/16	9,780	10,268	10,090
3/16	10,013	10,546	10,316
4/16	10,119	10,686	10,435
5/16	10,247	10,543	10,576
6/16	10,248	10,850	10,658
7/16	10,504	10,932	10,864
8/16	10,677	10,879	10,968
9/16	10,678	10,939	10,912
10/16	10,772	10,635	10,911
11/16	10,589	10,213	10,575
12/16	10,667	10,166	10,624
1/17	10,867	10,280	10,850
2/17	11,057	10,329	11,056
3/17	11,107	10,345	11,109
4/17	11,277	10,461	11,263
5/17	11,448	10,623	11,381
6/17	11,574	10,614	11,499
7/17	11,686	10,793	11,588
8/17	11,704	10,900	11,631
9/17	11,755	10,801	11,673
10/17	11,874	10,760	11,716
11/17	11,855	10,880	11,725
12/17	11,901	10,918	11,745
1/18	11,930	11,048	11,617
2/18	11,832	10,950	11,620
3/18	11,755	11,066	11,604
4/18	11,762	10,889	11,546
5/18	11,650	10,806	11,579
6/18	11,618	10,758	11,630
7/18	11,737	10,740	11,704
8/18	11,806	10,752	11,818
9/18	11,789	10,659	11,754
10/18	11,667	10,540	11,578
11/18	11,488	10,573	11,367
12/18	11,353	10,787	11,223
1/19	11,744	10,951	11,803
2/19	11,921	10,888	12,000
3/19	12,048	11,024	12,157
4/19	12,264	10,991	12,324
5/19	12,270	11,140	12,365
6/19	12,524	11,387	12,575
7/19	12,677	11,356	12,785
8/19	12,796	11,587	12,909
9/19	12,916	11,469	12,994
10/19	13,119	11,545	13,124
11/19	13,198	11,458	13,124
12/19	13,329	11,524	13,286
1/20	13,522	11,671	13,447
2/20	13,392	11,750	13,159
3/20	11,634	11,487	11,763
4/20	12,598	11,712	12,671
5/20	12,861	11,764	12,913
6/20	13,046	11,868	12,934
7/20	13,480	12,247	13,461
8/20	13,745	12,228	13,700
9/20	13,687	12,184	13,590
10/20	13,776	12,196	13,676
11/20	14,191	12,417	14,081
12/20	14,353	12,584	14,300
1/21	14,377	12,473	14,194
2/21	14,375	12,259	14,078
3/21	14,385	12,023	14,241
4/21	14,588	12,175	14,424
5/21	14,640	12,289	14,509
6/21	14,771	12,181	14,702
7/21	14,875	12,343	14,766
8/21	14,950	12,291	14,795
9/21	14,946	12,073	14,792
10/21	14,887	12,044	14,778
11/21	14,752	12,009	14,573
12/21	14,891	11,992	14,789
1/22	14,630	11,746	14,426
2/22	14,227	11,606	13,969
3/22	14,109	11,253	13,853
4/22	13,703	10,637	13,260
5/22	13,514	10,666	13,298
6/22	12,948	10,323	12,742
7/22	13,568	10,543	13,410
8/22	13,419	10,127	13,101
9/22	12,747	9,606	12,590
10/22	12,748	9,540	12,294
11/22	13,030	9,989	12,738
12/22	13,200	10,043	12,594
1/23	13,915	10,373	13,681
2/23	13,721	10,028	13,419
3/23	12,830	10,345	12,782
4/23	12,993	10,391	12,978
5/23	12,944	10,188	12,827
6/23	13,094	10,187	12,954
7/23	13,414	10,258	13,162
8/23	13,350	10,117	13,077
9/23	13,272	9,822	12,928
10/23	13,057	9,704	12,539
11/23	13,640	10,194	13,338
12/23	14,100	10,617	13,764
1/24	14,414	10,471	14,122
2/24	14,491	10,339	14,243
3/24	14,727	10,396	14,389
4/24	14,630	10,134	14,092
5/24	14,870	10,267	14,369
6/24	14,999	10,281	14,457
7/24	15,209	10,565	14,601
8/24	15,422	10,815	14,980
9/24	15,670	10,999	15,339
10/24	15,672	10,631	15,222
11/24	15,775	10,667	15,290
12/24	15,812	10,438	15,087
1/25	15,950	10,497	15,184
2/25	16,069	10,648	15,350
3/25	16,088	10,713	15,175
4/25	15,988	11,028	15,024
5/25	16,264	10,989	15,197
6/25	16,494	11,197	15,453
7/25	16,612	11,030	15,638
8/25	16,734	11,191	15,825

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class S Shares	8.51%	4.01%	5.28%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,074,740
  Total Number of Portfolio Holdings189
  Portfolio Turnover Rate 19.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	97.21%
Investment Companies	3.38%
Preferred Stocks	1.14%
Other Assets and Liabilities	(1.73)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	85.34%
Energy	6.59%
Utilities	4.52%
Money Market Funds	3.25%
Government	1.17%
Consumer, Non-cyclical	0.63%
Exchange-Traded Funds	0.13%
Communications	0.10%
Other Assets and Liabilities	(1.73)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV828ARS-0

Class A

PRDAX

Diversified Real Asset Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.20%

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation and manager selection hindered results. Manager selection within infrastructure was a significant detractor. Both active managers suffered from underperforming positions in wireless towers and energy, while Clearbridge Investments was further hampered by an underweight position in airports, and Delaware Investments suffered acutely from poor stock selection within utilities. Style selection within infrastructure, specifically tactical exposures to infrastructure development and energy infrastructure ETFs, was a further detriment. In natural resources, Newton Investment Management suffered from weak stock selection within fertilizers, as well as having no exposure to rallying gold miners. An overweight position in energy during a period of falling spot prices also hurt returns. Several positive factors partially offset these challenges: a tactical allocation to gold benefited from strong central bank demand and safe-haven seekers, and manager selection within real estate investment trusts helped due in part to favorable selection within healthcare. Finally, an allocation to bank loans was rewarded. Derivatives had no material impact on performance.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $14,420	MSCI ACWI Index NTR $28,656	S&P Global Infrastructure Index NTR $20,626
8/15	9,623	10,000	10,000
9/15	9,142	9,638	9,723
10/15	9,468	10,394	10,187
11/15	9,254	10,308	9,746
12/15	9,041	10,122	9,486
1/16	8,653	9,512	9,411
2/16	8,671	9,446	9,495
3/16	9,076	10,147	10,292
4/16	9,317	10,296	10,527
5/16	9,326	10,309	10,463
6/16	9,472	10,247	10,770
7/16	9,584	10,688	11,067
8/16	9,541	10,724	10,856
9/16	9,627	10,790	11,045
10/16	9,429	10,607	10,731
11/16	9,377	10,688	10,285
12/16	9,530	10,918	10,572
1/17	9,733	11,217	10,712
2/17	9,847	11,532	11,024
3/17	9,838	11,673	11,392
4/17	9,891	11,855	11,582
5/17	9,900	12,116	12,053
6/17	9,909	12,172	12,034
7/17	10,130	12,512	12,430
8/17	10,174	12,560	12,621
9/17	10,209	12,802	12,388
10/17	10,262	13,068	12,503
11/17	10,280	13,321	12,711
12/17	10,453	13,536	12,588
1/18	10,669	14,300	12,730
2/18	10,264	13,699	11,869
3/18	10,300	13,396	11,871
4/18	10,516	13,534	12,159
5/18	10,561	13,551	11,919
6/18	10,543	13,477	12,138
7/18	10,624	13,884	12,351
8/18	10,516	13,993	12,042
9/18	10,507	14,054	11,920
10/18	10,031	13,000	11,446
11/18	10,013	13,191	11,654
12/18	9,593	12,262	11,283
1/19	10,223	13,230	12,264
2/19	10,279	13,584	12,543
3/19	10,418	13,754	12,843
4/19	10,482	14,219	12,993
5/19	10,195	13,375	12,795
6/19	10,566	14,251	13,477
7/19	10,464	14,293	13,205
8/19	10,399	13,954	13,245
9/19	10,529	14,247	13,526
10/19	10,658	14,637	13,729
11/19	10,658	14,995	13,611
12/19	11,000	15,523	14,188
1/20	10,868	15,351	14,411
2/20	10,322	14,111	13,026
3/20	8,842	12,206	10,029
4/20	9,398	13,514	10,973
5/20	9,671	14,102	11,550
6/20	9,822	14,552	11,396
7/20	10,237	15,322	11,732
8/20	10,491	16,260	11,917
9/20	10,284	15,735	11,552
10/20	10,227	15,353	11,423
11/20	10,991	17,245	12,889
12/20	11,389	18,046	13,267
1/21	11,370	17,964	12,980
2/21	11,634	18,380	13,072
3/21	11,851	18,871	13,639
4/21	12,314	19,696	14,117
5/21	12,598	20,003	14,183
6/21	12,569	20,266	13,928
7/21	12,692	20,406	14,056
8/21	12,777	20,917	14,302
9/21	12,739	20,052	14,108
10/21	13,185	21,076	14,614
11/21	12,797	20,569	13,825
12/21	13,319	21,391	14,731
1/22	13,289	20,341	14,577
2/22	13,480	19,815	14,932
3/22	14,068	20,245	15,802
4/22	13,705	18,624	15,279
5/22	13,856	18,646	15,826
6/22	12,645	17,074	14,593
7/22	13,212	18,266	15,168
8/22	12,898	17,594	14,928
9/22	11,585	15,910	13,161
10/22	12,124	16,870	13,821
11/22	12,840	18,178	14,926
12/22	12,444	17,463	14,586
1/23	12,964	18,715	15,313
2/23	12,478	18,178	14,789
3/23	12,588	18,739	15,130
4/23	12,724	19,008	15,518
5/23	12,145	18,805	14,638
6/23	12,486	19,897	15,067
7/23	12,818	20,625	15,363
8/23	12,429	20,048	14,632
9/23	11,978	19,219	13,937
10/23	11,749	18,641	13,513
11/23	12,346	20,362	14,813
12/23	12,807	21,340	15,429
1/24	12,495	21,465	14,936
2/24	12,507	22,386	14,925
3/24	12,996	23,089	15,602
4/24	12,764	22,327	15,513
5/24	13,193	23,234	16,466
6/24	12,950	23,752	15,966
7/24	13,324	24,135	16,660
8/24	13,581	24,748	17,419
9/24	13,928	25,323	18,072
10/24	13,565	24,754	17,839
11/24	13,811	25,680	18,434
12/24	13,149	25,072	17,597
1/25	13,397	25,914	17,997
2/25	13,479	25,758	18,008
3/25	13,562	24,740	18,374
4/25	13,562	24,971	19,040
5/25	13,845	26,406	19,855
6/25	14,087	27,592	20,220
7/25	14,003	27,966	20,241
8/25	14,420	28,656	20,626

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.18%	6.57%	4.13%
Class A Shares Including Sales Charge	2.22%	5.76%	3.73%
MSCI ACWI Index NTR	15.79%	12.00%	11.10%
S&P Global Infrastructure Index NTR	18.41%	11.60%	7.51%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,445,064
  Total Number of Portfolio Holdings1,025
  Portfolio Turnover Rate 85.9%
  Total Advisory Fees Paid (amount in thousands)$20,074

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	66.19%
U.S. Government & Government Agency Obligations	20.00%
Investment Companies	10.89%
Senior Floating Rate Interests	3.72%
Bonds	0.76%
Preferred Stocks	0.18%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	25.72%
Government	19.47%
Utilities	14.59%
Energy	9.75%
Industrial	8.89%
Exchange-Traded Funds	8.34%
Basic Materials	5.41%
Consumer, Non-cyclical	3.29%
Money Market Funds	2.41%
Mortgage Securities	1.18%
Communications	0.94%
Consumer, Cyclical	0.85%
Technology	0.69%
Closed-End Funds	0.14%
Asset Backed Securities	0.07%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective June 16, 2025, the Fund's Principal Investment Strategies and Risks related to natural resources were updated.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV832ARA-0

Institutional

PDRDX

Diversified Real Asset Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.84%

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation and manager selection hindered results. Manager selection within infrastructure was a significant detractor. Both active managers suffered from underperforming positions in wireless towers and energy, while Clearbridge Investments was further hampered by an underweight position in airports, and Delaware Investments suffered acutely from poor stock selection within utilities. Style selection within infrastructure, specifically tactical exposures to infrastructure development and energy infrastructure ETFs, was a further detriment. In natural resources, Newton Investment Management suffered from weak stock selection within fertilizers, as well as having no exposure to rallying gold miners. An overweight position in energy during a period of falling spot prices also hurt returns. Several positive factors partially offset these challenges: a tactical allocation to gold benefited from strong central bank demand and safe-haven seekers, and manager selection within real estate investment trusts helped due in part to favorable selection within healthcare. Finally, an allocation to bank loans was rewarded. Derivatives had no material impact on performance.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $15,544	MSCI ACWI Index NTR $28,656	S&P Global Infrastructure Index NTR $20,626
8/15	10,000	10,000	10,000
9/15	9,502	9,638	9,723
10/15	9,840	10,394	10,187
11/15	9,627	10,308	9,746
12/15	9,399	10,122	9,486
1/16	9,004	9,512	9,411
2/16	9,022	9,446	9,495
3/16	9,453	10,147	10,292
4/16	9,704	10,296	10,527
5/16	9,713	10,309	10,463
6/16	9,875	10,247	10,770
7/16	9,991	10,688	11,067
8/16	9,947	10,724	10,856
9/16	10,045	10,790	11,045
10/16	9,839	10,607	10,731
11/16	9,794	10,688	10,285
12/16	9,949	10,918	10,572
1/17	10,170	11,217	10,712
2/17	10,290	11,532	11,024
3/17	10,290	11,673	11,392
4/17	10,345	11,855	11,582
5/17	10,364	12,116	12,053
6/17	10,373	12,172	12,034
7/17	10,603	12,512	12,430
8/17	10,659	12,560	12,621
9/17	10,696	12,802	12,388
10/17	10,751	13,068	12,503
11/17	10,769	13,321	12,711
12/17	10,961	13,536	12,588
1/18	11,188	14,300	12,730
2/18	10,773	13,699	11,869
3/18	10,811	13,396	11,871
4/18	11,037	13,534	12,159
5/18	11,093	13,551	11,919
6/18	11,074	13,477	12,138
7/18	11,159	13,884	12,351
8/18	11,056	13,993	12,042
9/18	11,046	14,054	11,920
10/18	10,547	13,000	11,446
11/18	10,528	13,191	11,654
12/18	10,096	12,262	11,283
1/19	10,759	13,230	12,264
2/19	10,817	13,584	12,543
3/19	10,973	13,754	12,843
4/19	11,041	14,219	12,993
5/19	10,739	13,375	12,795
6/19	11,139	14,251	13,477
7/19	11,032	14,293	13,205
8/19	10,963	13,954	13,245
9/19	11,100	14,247	13,526
10/19	11,246	14,637	13,729
11/19	11,246	14,995	13,611
12/19	11,611	15,523	14,188
1/20	11,482	15,351	14,411
2/20	10,913	14,111	13,026
3/20	9,347	12,206	10,029
4/20	9,936	13,514	10,973
5/20	10,225	14,102	11,550
6/20	10,394	14,552	11,396
7/20	10,833	15,322	11,732
8/20	11,113	16,260	11,917
9/20	10,893	15,735	11,552
10/20	10,833	15,353	11,423
11/20	11,641	17,245	12,889
12/20	12,073	18,046	13,267
1/21	12,053	17,964	12,980
2/21	12,333	18,380	13,072
3/21	12,574	18,871	13,639
4/21	13,065	19,696	14,117
5/21	13,366	20,003	14,183
6/21	13,346	20,266	13,928
7/21	13,487	20,406	14,056
8/21	13,577	20,917	14,302
9/21	13,536	20,052	14,108
10/21	14,021	21,076	14,614
11/21	13,619	20,569	13,825
12/21	14,166	21,391	14,731
1/22	14,134	20,341	14,577
2/22	14,348	19,815	14,932
3/22	14,974	20,245	15,802
4/22	14,598	18,624	15,279
5/22	14,770	18,646	15,826
6/22	13,480	17,074	14,593
7/22	14,085	18,266	15,168
8/22	13,761	17,594	14,928
9/22	12,362	15,910	13,161
10/22	12,949	16,870	13,821
11/22	13,702	18,178	14,926
12/22	13,294	17,463	14,586
1/23	13,849	18,715	15,313
2/23	13,330	18,178	14,789
3/23	13,459	18,739	15,130
4/23	13,605	19,008	15,518
5/23	12,986	18,805	14,638
6/23	13,353	19,897	15,067
7/23	13,721	20,625	15,363
8/23	13,304	20,048	14,632
9/23	12,822	19,219	13,937
10/23	12,576	18,641	13,513
11/23	13,229	20,362	14,813
12/23	13,724	21,340	15,429
1/24	13,401	21,465	14,936
2/24	13,414	22,386	14,925
3/24	13,941	23,089	15,602
4/24	13,691	22,327	15,513
5/24	14,165	23,234	16,466
6/24	13,904	23,752	15,966
7/24	14,306	24,135	16,660
8/24	14,583	24,748	17,419
9/24	14,970	25,323	18,072
10/24	14,591	24,754	17,839
11/24	14,856	25,680	18,434
12/24	14,147	25,072	17,597
1/25	14,413	25,914	17,997
2/25	14,515	25,758	18,008
3/25	14,604	24,740	18,374
4/25	14,604	24,971	19,040
5/25	14,922	26,406	19,855
6/25	15,171	27,592	20,220
7/25	15,094	27,966	20,241
8/25	15,544	28,656	20,626

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	6.59%	6.94%	4.51%
MSCI ACWI Index NTR	15.79%	12.00%	11.10%
S&P Global Infrastructure Index NTR	18.41%	11.60%	7.51%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,445,064
  Total Number of Portfolio Holdings1,025
  Portfolio Turnover Rate 85.9%
  Total Advisory Fees Paid (amount in thousands)$20,074

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	66.19%
U.S. Government & Government Agency Obligations	20.00%
Investment Companies	10.89%
Senior Floating Rate Interests	3.72%
Bonds	0.76%
Preferred Stocks	0.18%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	25.72%
Government	19.47%
Utilities	14.59%
Energy	9.75%
Industrial	8.89%
Exchange-Traded Funds	8.34%
Basic Materials	5.41%
Consumer, Non-cyclical	3.29%
Money Market Funds	2.41%
Mortgage Securities	1.18%
Communications	0.94%
Consumer, Cyclical	0.85%
Technology	0.69%
Closed-End Funds	0.14%
Asset Backed Securities	0.07%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective June 16, 2025, the Fund's Principal Investment Strategies and Risks related to natural resources were updated.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV832ARI-0

R-3

PGDRX

Diversified Real Asset Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$140	1.36%

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation and manager selection hindered results. Manager selection within infrastructure was a significant detractor. Both active managers suffered from underperforming positions in wireless towers and energy, while Clearbridge Investments was further hampered by an underweight position in airports, and Delaware Investments suffered acutely from poor stock selection within utilities. Style selection within infrastructure, specifically tactical exposures to infrastructure development and energy infrastructure ETFs, was a further detriment. In natural resources, Newton Investment Management suffered from weak stock selection within fertilizers, as well as having no exposure to rallying gold miners. An overweight position in energy during a period of falling spot prices also hurt returns. Several positive factors partially offset these challenges: a tactical allocation to gold benefited from strong central bank demand and safe-haven seekers, and manager selection within real estate investment trusts helped due in part to favorable selection within healthcare. Finally, an allocation to bank loans was rewarded. Derivatives had no material impact on performance.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $14,716	MSCI ACWI Index NTR $28,656	S&P Global Infrastructure Index NTR $20,626
8/15	10,000	10,000	10,000
9/15	9,498	9,638	9,723
10/15	9,832	10,394	10,187
11/15	9,615	10,308	9,746
12/15	9,383	10,122	9,486
1/16	8,985	9,512	9,411
2/16	8,999	9,446	9,495
3/16	9,425	10,147	10,292
4/16	9,676	10,296	10,527
5/16	9,685	10,309	10,463
6/16	9,837	10,247	10,770
7/16	9,953	10,688	11,067
8/16	9,900	10,724	10,856
9/16	9,989	10,790	11,045
10/16	9,783	10,607	10,731
11/16	9,730	10,688	10,285
12/16	9,885	10,918	10,572
1/17	10,104	11,217	10,712
2/17	10,214	11,532	11,024
3/17	10,214	11,673	11,392
4/17	10,260	11,855	11,582
5/17	10,269	12,116	12,053
6/17	10,278	12,172	12,034
7/17	10,507	12,512	12,430
8/17	10,553	12,560	12,621
9/17	10,580	12,802	12,388
10/17	10,635	13,068	12,503
11/17	10,653	13,321	12,711
12/17	10,829	13,536	12,588
1/18	11,052	14,300	12,730
2/18	10,633	13,699	11,869
3/18	10,670	13,396	11,871
4/18	10,885	13,534	12,159
5/18	10,931	13,551	11,919
6/18	10,913	13,477	12,138
7/18	10,996	13,884	12,351
8/18	10,885	13,993	12,042
9/18	10,866	14,054	11,920
10/18	10,373	13,000	11,446
11/18	10,363	13,191	11,654
12/18	9,922	12,262	11,283
1/19	10,565	13,230	12,264
2/19	10,632	13,584	12,543
3/19	10,776	13,754	12,843
4/19	10,833	14,219	12,993
5/19	10,536	13,375	12,795
6/19	10,920	14,251	13,477
7/19	10,814	14,293	13,205
8/19	10,747	13,954	13,245
9/19	10,872	14,247	13,526
10/19	11,015	14,637	13,729
11/19	11,006	14,995	13,611
12/19	11,359	15,523	14,188
1/20	11,223	15,351	14,411
2/20	10,665	14,111	13,026
3/20	9,129	12,206	10,029
4/20	9,696	13,514	10,973
5/20	9,980	14,102	11,550
6/20	10,136	14,552	11,396
7/20	10,557	15,322	11,732
8/20	10,831	16,260	11,917
9/20	10,606	15,735	11,552
10/20	10,547	15,353	11,423
11/20	11,330	17,245	12,889
12/20	11,746	18,046	13,267
1/21	11,727	17,964	12,980
2/21	11,991	18,380	13,072
3/21	12,217	18,871	13,639
4/21	12,687	19,696	14,117
5/21	12,981	20,003	14,183
6/21	12,951	20,266	13,928
7/21	13,079	20,406	14,056
8/21	13,157	20,917	14,302
9/21	13,115	20,052	14,108
10/21	13,587	21,076	14,614
11/21	13,185	20,569	13,825
12/21	13,710	21,391	14,731
1/22	13,679	20,341	14,577
2/22	13,877	19,815	14,932
3/22	14,482	20,245	15,802
4/22	14,106	18,624	15,279
5/22	14,263	18,646	15,826
6/22	13,012	17,074	14,593
7/22	13,599	18,266	15,168
8/22	13,274	17,594	14,928
9/22	11,922	15,910	13,161
10/22	12,481	16,870	13,821
11/22	13,200	18,178	14,926
12/22	12,798	17,463	14,586
1/23	13,337	18,715	15,313
2/23	12,833	18,178	14,789
3/23	12,944	18,739	15,130
4/23	13,085	19,008	15,518
5/23	12,474	18,805	14,638
6/23	12,825	19,897	15,067
7/23	13,168	20,625	15,363
8/23	12,766	20,048	14,632
9/23	12,295	19,219	13,937
10/23	12,069	18,641	13,513
11/23	12,688	20,362	14,813
12/23	13,149	21,340	15,429
1/24	12,827	21,465	14,936
2/24	12,839	22,386	14,925
3/24	13,343	23,089	15,602
4/24	13,103	22,327	15,513
5/24	13,535	23,234	16,466
6/24	13,279	23,752	15,966
7/24	13,618	24,135	16,660
8/24	13,884	24,748	17,419
9/24	14,235	25,323	18,072
10/24	13,860	24,754	17,839
11/24	14,114	25,680	18,434
12/24	13,440	25,072	17,597
1/25	13,683	25,914	17,997
2/25	13,780	25,758	18,008
3/25	13,848	24,740	18,374
4/25	13,848	24,971	19,040
5/25	14,140	26,406	19,855
6/25	14,373	27,592	20,220
7/25	14,299	27,966	20,241
8/25	14,716	28,656	20,626

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-3 Shares	5.99%	6.32%	3.94%
MSCI ACWI Index NTR	15.79%	12.00%	11.10%
S&P Global Infrastructure Index NTR	18.41%	11.60%	7.51%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is March 16, 2010.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,445,064
  Total Number of Portfolio Holdings1,025
  Portfolio Turnover Rate 85.9%
  Total Advisory Fees Paid (amount in thousands)$20,074

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	66.19%
U.S. Government & Government Agency Obligations	20.00%
Investment Companies	10.89%
Senior Floating Rate Interests	3.72%
Bonds	0.76%
Preferred Stocks	0.18%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	25.72%
Government	19.47%
Utilities	14.59%
Energy	9.75%
Industrial	8.89%
Exchange-Traded Funds	8.34%
Basic Materials	5.41%
Consumer, Non-cyclical	3.29%
Money Market Funds	2.41%
Mortgage Securities	1.18%
Communications	0.94%
Consumer, Cyclical	0.85%
Technology	0.69%
Closed-End Funds	0.14%
Asset Backed Securities	0.07%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective June 16, 2025, the Fund's Principal Investment Strategies and Risks related to natural resources were updated.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV832ARR3-0

R-6

PDARX

Diversified Real Asset Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$82	0.79%

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation and manager selection hindered results. Manager selection within infrastructure was a significant detractor. Both active managers suffered from underperforming positions in wireless towers and energy, while Clearbridge Investments was further hampered by an underweight position in airports, and Delaware Investments suffered acutely from poor stock selection within utilities. Style selection within infrastructure, specifically tactical exposures to infrastructure development and energy infrastructure ETFs, was a further detriment. In natural resources, Newton Investment Management suffered from weak stock selection within fertilizers, as well as having no exposure to rallying gold miners. An overweight position in energy during a period of falling spot prices also hurt returns. Several positive factors partially offset these challenges: a tactical allocation to gold benefited from strong central bank demand and safe-haven seekers, and manager selection within real estate investment trusts helped due in part to favorable selection within healthcare. Finally, an allocation to bank loans was rewarded. Derivatives had no material impact on performance.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $15,628	MSCI ACWI Index NTR $28,656	S&P Global Infrastructure Index NTR $20,626
8/15	10,000	10,000	10,000
9/15	9,502	9,638	9,723
10/15	9,840	10,394	10,187
11/15	9,627	10,308	9,746
12/15	9,402	10,122	9,486
1/16	9,007	9,512	9,411
2/16	9,025	9,446	9,495
3/16	9,456	10,147	10,292
4/16	9,708	10,296	10,527
5/16	9,717	10,309	10,463
6/16	9,878	10,247	10,770
7/16	9,995	10,688	11,067
8/16	9,950	10,724	10,856
9/16	10,049	10,790	11,045
10/16	9,843	10,607	10,731
11/16	9,798	10,688	10,285
12/16	9,954	10,918	10,572
1/17	10,175	11,217	10,712
2/17	10,295	11,532	11,024
3/17	10,295	11,673	11,392
4/17	10,350	11,855	11,582
5/17	10,368	12,116	12,053
6/17	10,378	12,172	12,034
7/17	10,608	12,512	12,430
8/17	10,663	12,560	12,621
9/17	10,700	12,802	12,388
10/17	10,756	13,068	12,503
11/17	10,783	13,321	12,711
12/17	10,973	13,536	12,588
1/18	11,199	14,300	12,730
2/18	10,784	13,699	11,869
3/18	10,822	13,396	11,871
4/18	11,048	13,534	12,159
5/18	11,105	13,551	11,919
6/18	11,086	13,477	12,138
7/18	11,171	13,884	12,351
8/18	11,067	13,993	12,042
9/18	11,058	14,054	11,920
10/18	10,558	13,000	11,446
11/18	10,549	13,191	11,654
12/18	10,113	12,262	11,283
1/19	10,767	13,230	12,264
2/19	10,835	13,584	12,543
3/19	10,991	13,754	12,843
4/19	11,060	14,219	12,993
5/19	10,757	13,375	12,795
6/19	11,157	14,251	13,477
7/19	11,060	14,293	13,205
8/19	10,991	13,954	13,245
9/19	11,128	14,247	13,526
10/19	11,275	14,637	13,729
11/19	11,275	14,995	13,611
12/19	11,637	15,523	14,188
1/20	11,497	15,351	14,411
2/20	10,927	14,111	13,026
3/20	9,367	12,206	10,029
4/20	9,957	13,514	10,973
5/20	10,247	14,102	11,550
6/20	10,417	14,552	11,396
7/20	10,857	15,322	11,732
8/20	11,137	16,260	11,917
9/20	10,917	15,735	11,552
10/20	10,857	15,353	11,423
11/20	11,667	17,245	12,889
12/20	12,095	18,046	13,267
1/21	12,085	17,964	12,980
2/21	12,366	18,380	13,072
3/21	12,608	18,871	13,639
4/21	13,100	19,696	14,117
5/21	13,402	20,003	14,183
6/21	13,372	20,266	13,928
7/21	13,512	20,406	14,056
8/21	13,603	20,917	14,302
9/21	13,568	20,052	14,108
10/21	14,064	21,076	14,614
11/21	13,651	20,569	13,825
12/21	14,202	21,391	14,731
1/22	14,181	20,341	14,577
2/22	14,385	19,815	14,932
3/22	15,015	20,245	15,802
4/22	14,648	18,624	15,279
5/22	14,810	18,646	15,826
6/22	13,517	17,074	14,593
7/22	14,136	18,266	15,168
8/22	13,800	17,594	14,928
9/22	12,408	15,910	13,161
10/22	12,987	16,870	13,821
11/22	13,754	18,178	14,926
12/22	13,335	17,463	14,586
1/23	13,893	18,715	15,313
2/23	13,383	18,178	14,789
3/23	13,503	18,739	15,130
4/23	13,662	19,008	15,518
5/23	13,027	18,805	14,638
6/23	13,411	19,897	15,067
7/23	13,768	20,625	15,363
8/23	13,350	20,048	14,632
9/23	12,867	19,219	13,937
10/23	12,632	18,641	13,513
11/23	13,288	20,362	14,813
12/23	13,775	21,340	15,429
1/24	13,451	21,465	14,936
2/24	13,464	22,386	14,925
3/24	14,007	23,089	15,602
4/24	13,757	22,327	15,513
5/24	14,220	23,234	16,466
6/24	13,960	23,752	15,966
7/24	14,377	24,135	16,660
8/24	14,655	24,748	17,419
9/24	15,033	25,323	18,072
10/24	14,652	24,754	17,839
11/24	14,918	25,680	18,434
12/24	14,207	25,072	17,597
1/25	14,475	25,914	17,997
2/25	14,577	25,758	18,008
3/25	14,668	24,740	18,374
4/25	14,668	24,971	19,040
5/25	14,988	26,406	19,855
6/25	15,253	27,592	20,220
7/25	15,176	27,966	20,241
8/25	15,628	28,656	20,626

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-6 Shares	6.64%	7.01%	4.57%
MSCI ACWI Index NTR	15.79%	12.00%	11.10%
S&P Global Infrastructure Index NTR	18.41%	11.60%	7.51%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,445,064
  Total Number of Portfolio Holdings1,025
  Portfolio Turnover Rate 85.9%
  Total Advisory Fees Paid (amount in thousands)$20,074

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	66.19%
U.S. Government & Government Agency Obligations	20.00%
Investment Companies	10.89%
Senior Floating Rate Interests	3.72%
Bonds	0.76%
Preferred Stocks	0.18%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	25.72%
Government	19.47%
Utilities	14.59%
Energy	9.75%
Industrial	8.89%
Exchange-Traded Funds	8.34%
Basic Materials	5.41%
Consumer, Non-cyclical	3.29%
Money Market Funds	2.41%
Mortgage Securities	1.18%
Communications	0.94%
Consumer, Cyclical	0.85%
Technology	0.69%
Closed-End Funds	0.14%
Asset Backed Securities	0.07%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective June 16, 2025, the Fund's Principal Investment Strategies and Risks related to natural resources were updated.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV832ARR6-0

Class A

PEMCX

Edge MidCap Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.10%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations. It invests in real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Cloudflare Inc (NET) contributed to results due to investor enthusiasm about artificial intelligence (AI) and robust demand, particularly from AI customers. Live Nation Entertainment Inc (LYV) produces live concerts and sells tickets for leading arenas, stadiums, professional sports franchises and leagues, college sports teams, performing arts venues, museums, and theaters.  The company outperformed as business fundamentals remained very strong despite regulatory risk and the company continued to see strong growth in concerts and sponsorships/advertising.  Monolithic Power Systems Inc (MPWR) beat expectations and gave revenue guidance that was significantly above consensus, driven by strength across personal computers, storage and memory. Not owning Palantir Technologies Inc (PLTR) detracted from results during the year. Bio-Techne Corporation (TECH) lagged as investors worried about weaker U.S. academic/National Institutes of Health (NIH ) funding, slower biotech funding, increased China uncertainty and tariffs.  Finally, Universal Health Services Inc (UHS) lagged as hospitals were pressured during the year.

How did the Fund perform since inception?

	Class A Shares with maximum sales charge $24,878	Russell 3000 Index $38,849	Russell MidCap Index $29,142
9/15	9,452	10,000	10,000
9/15	9,574	10,188	10,000
10/15	10,007	10,993	10,620
11/15	10,051	11,054	10,647
12/15	9,606	10,827	10,362
1/16	9,414	10,216	9,683
2/16	9,620	10,213	9,792
3/16	10,517	10,932	10,594
4/16	10,807	11,000	10,706
5/16	10,983	11,196	10,882
6/16	11,160	11,219	10,931
7/16	11,515	11,665	11,430
8/16	11,578	11,694	11,402
9/16	11,432	11,713	11,425
10/16	11,050	11,459	11,062
11/16	11,528	11,972	11,659
12/16	11,907	12,206	11,791
1/17	12,100	12,436	12,076
2/17	12,441	12,898	12,418
3/17	12,358	12,907	12,398
4/17	12,600	13,044	12,494
5/17	12,458	13,177	12,608
6/17	12,591	13,296	12,733
7/17	12,616	13,547	12,921
8/17	12,395	13,573	12,820
9/17	12,922	13,904	13,176
10/17	12,927	14,207	13,395
11/17	13,404	14,639	13,846
12/17	13,518	14,785	13,975
1/18	14,049	15,564	14,501
2/18	13,360	14,991	13,902
3/18	13,496	14,690	13,911
4/18	13,582	14,746	13,889
5/18	14,054	15,162	14,205
6/18	14,268	15,261	14,303
7/18	14,661	15,767	14,659
8/18	14,894	16,321	15,114
9/18	14,662	16,348	15,018
10/18	13,436	15,144	13,770
11/18	13,949	15,448	14,108
12/18	12,667	14,010	12,709
1/19	14,063	15,213	14,080
2/19	14,464	15,748	14,685
3/19	14,549	15,978	14,811
4/19	15,183	16,616	15,374
5/19	14,137	15,540	14,431
6/19	15,120	16,632	15,422
7/19	15,532	16,879	15,642
8/19	15,226	16,535	15,197
9/19	15,881	16,825	15,496
10/19	16,082	17,187	15,659
11/19	16,431	17,841	16,219
12/19	16,914	18,356	16,591
1/20	16,518	18,336	16,458
2/20	14,870	16,835	15,028
3/20	12,056	14,520	12,099
4/20	13,749	16,442	13,837
5/20	14,639	17,322	14,810
6/20	15,023	17,718	15,077
7/20	15,837	18,724	15,962
8/20	16,221	20,080	16,523
9/20	15,672	19,349	16,201
10/20	15,936	18,932	16,305
11/20	17,914	21,235	18,558
12/20	18,616	22,190	19,428
1/21	18,029	22,091	19,376
2/21	18,731	22,782	20,455
3/21	19,561	23,598	21,009
4/21	20,862	24,815	22,080
5/21	21,081	24,928	22,257
6/21	20,978	25,543	22,585
7/21	21,358	25,975	22,758
8/21	21,438	26,715	23,337
9/21	20,425	25,517	22,375
10/21	21,438	27,242	23,706
11/21	21,093	26,828	22,881
12/21	22,524	27,884	23,815
1/22	20,826	26,244	22,061
2/22	20,363	25,582	21,902
3/22	20,718	26,412	22,463
4/22	19,189	24,042	20,733
5/22	19,606	24,010	20,749
6/22	17,785	22,001	18,678
7/22	19,591	24,065	20,522
8/22	18,448	23,167	19,878
9/22	16,688	21,019	18,036
10/22	18,263	22,743	19,637
11/22	19,792	23,930	20,817
12/22	18,886	22,528	19,692
1/23	20,343	24,080	21,327
2/23	19,686	23,517	20,810
3/23	19,490	24,146	20,490
4/23	19,544	24,403	20,382
5/23	19,046	24,498	19,813
6/23	20,450	26,171	21,466
7/23	21,267	27,109	22,317
8/23	20,699	26,586	21,543
9/23	19,704	25,320	20,461
10/23	18,762	24,648	19,439
11/23	20,485	26,947	21,428
12/23	22,237	28,376	23,084
1/24	21,714	28,691	22,755
2/24	22,435	30,244	24,027
3/24	23,048	31,219	25,069
4/24	21,642	29,846	23,715
5/24	22,561	31,256	24,391
6/24	22,399	32,223	24,230
7/24	23,553	32,822	25,372
8/24	23,716	33,537	25,886
9/24	24,130	34,230	26,462
10/24	23,535	33,979	26,319
11/24	25,267	36,239	28,641
12/24	23,466	35,132	26,626
1/25	24,190	36,241	27,759
2/25	23,986	35,546	26,969
3/25	22,853	33,473	25,720
4/25	22,147	33,248	25,454
5/25	23,187	35,356	26,909
6/25	23,967	37,152	27,914
7/25	24,265	37,970	28,432
8/25	24,878	38,849	29,142

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class A Shares Excluding Sales Charge	4.90%	8.93%	10.24%
Class A Shares Including Sales Charge	-0.90%	7.70%	9.62%
Russell 3000 Index	15.84%	14.11%	14.65%
Russell MidCap Index	12.58%	12.02%	11.38%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 28, 2015.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$52,899
  Total Number of Portfolio Holdings48
  Portfolio Turnover Rate 16.4%
  Total Advisory Fees Paid (amount in thousands)$434

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.72%
Investment Companies	1.40%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	20.45%
Industrial	17.88%
Consumer, Cyclical	17.28%
Consumer, Non-cyclical	14.80%
Technology	13.18%
Utilities	6.67%
Energy	5.58%
Basic Materials	2.62%
Money Market Funds	1.40%
Communications	0.26%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On May 15, 2025, the Fund's Board of Directors approved the acquisition of the assets of Edge MidCap Fund by the MidCap Fund. The merger was effective on September 19, 2025.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV909ARA-0

Institutional

PEDGX

Edge MidCap Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	0.77%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations. It invests in real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Cloudflare Inc (NET) contributed to results due to investor enthusiasm about artificial intelligence (AI) and robust demand, particularly from AI customers. Live Nation Entertainment Inc (LYV) produces live concerts and sells tickets for leading arenas, stadiums, professional sports franchises and leagues, college sports teams, performing arts venues, museums, and theaters.  The company outperformed as business fundamentals remained very strong despite regulatory risk and the company continued to see strong growth in concerts and sponsorships/advertising.  Monolithic Power Systems Inc (MPWR) beat expectations and gave revenue guidance that was significantly above consensus, driven by strength across personal computers, storage and memory. Not owning Palantir Technologies Inc (PLTR) detracted from results during the year. Bio-Techne Corporation (TECH) lagged as investors worried about weaker U.S. academic/National Institutes of Health (NIH ) funding, slower biotech funding, increased China uncertainty and tariffs.  Finally, Universal Health Services Inc (UHS) lagged as hospitals were pressured during the year.

How did the Fund perform since inception?

	Institutional Shares at net asset value $27,199	Russell 3000 Index $38,849	Russell MidCap Index $29,142
9/15	10,000	10,000	10,000
9/15	10,130	10,188	10,000
10/15	10,590	10,993	10,620
11/15	10,640	11,054	10,647
12/15	10,171	10,827	10,362
1/16	9,970	10,216	9,683
2/16	10,191	10,213	9,792
3/16	11,144	10,932	10,594
4/16	11,456	11,000	10,706
5/16	11,646	11,196	10,882
6/16	11,837	11,219	10,931
7/16	12,219	11,665	11,430
8/16	12,289	11,694	11,402
9/16	12,138	11,713	11,425
10/16	11,737	11,459	11,062
11/16	12,249	11,972	11,659
12/16	12,656	12,206	11,791
1/17	12,866	12,436	12,076
2/17	13,233	12,898	12,418
3/17	13,149	12,907	12,398
4/17	13,411	13,044	12,494
5/17	13,265	13,177	12,608
6/17	13,411	13,296	12,733
7/17	13,443	13,547	12,921
8/17	13,212	13,573	12,820
9/17	13,778	13,904	13,176
10/17	13,789	14,207	13,395
11/17	14,303	14,639	13,846
12/17	14,429	14,785	13,975
1/18	15,001	15,564	14,501
2/18	14,270	14,991	13,902
3/18	14,418	14,690	13,911
4/18	14,514	14,746	13,889
5/18	15,022	15,162	14,205
6/18	15,255	15,261	14,303
7/18	15,679	15,767	14,659
8/18	15,932	16,321	15,114
9/18	15,687	16,348	15,018
10/18	14,380	15,144	13,770
11/18	14,933	15,448	14,108
12/18	13,564	14,010	12,709
1/19	15,058	15,213	14,080
2/19	15,488	15,748	14,685
3/19	15,579	15,978	14,811
4/19	16,258	16,616	15,374
5/19	15,137	15,540	14,431
6/19	16,201	16,632	15,422
7/19	16,654	16,879	15,642
8/19	16,326	16,535	15,197
9/19	17,028	16,825	15,496
10/19	17,254	17,187	15,659
11/19	17,628	17,841	16,219
12/19	18,159	18,356	16,591
1/20	17,746	18,336	16,458
2/20	15,980	16,835	15,028
3/20	12,954	14,520	12,099
4/20	14,779	16,442	13,837
5/20	15,745	17,322	14,810
6/20	16,168	17,718	15,077
7/20	17,040	18,724	15,962
8/20	17,464	20,080	16,523
9/20	16,875	19,349	16,201
10/20	17,158	18,932	16,305
11/20	19,289	21,235	18,558
12/20	20,055	22,190	19,428
1/21	19,424	22,091	19,376
2/21	20,179	22,782	20,455
3/21	21,082	23,598	21,009
4/21	22,505	24,815	22,080
5/21	22,740	24,928	22,257
6/21	22,628	25,543	22,585
7/21	23,061	25,975	22,758
8/21	23,148	26,715	23,337
9/21	22,059	25,517	22,375
10/21	23,160	27,242	23,706
11/21	22,789	26,828	22,881
12/21	24,350	27,884	23,815
1/22	22,525	26,244	22,061
2/22	22,011	25,582	21,902
3/22	22,426	26,412	22,463
4/22	20,751	24,042	20,733
5/22	21,232	24,010	20,749
6/22	19,258	22,001	18,678
7/22	21,215	24,065	20,522
8/22	19,988	23,167	19,878
9/22	18,080	21,019	18,036
10/22	19,788	22,743	19,637
11/22	21,464	23,930	20,817
12/22	20,481	22,528	19,692
1/23	22,087	24,080	21,327
2/23	21,360	23,517	20,810
3/23	21,150	24,146	20,490
4/23	21,207	24,403	20,382
5/23	20,691	24,498	19,813
6/23	22,221	26,171	21,466
7/23	23,101	27,109	22,317
8/23	22,489	26,586	21,543
9/23	21,418	25,320	20,461
10/23	20,404	24,648	19,439
11/23	22,278	26,947	21,428
12/23	24,197	28,376	23,084
1/24	23,632	28,691	22,755
2/24	24,430	30,244	24,027
3/24	25,092	31,219	25,069
4/24	23,554	29,846	23,715
5/24	24,567	31,256	24,391
6/24	24,411	32,223	24,230
7/24	25,676	32,822	25,372
8/24	25,871	33,537	25,886
9/24	26,318	34,230	26,462
10/24	25,676	33,979	26,319
11/24	27,564	36,239	28,641
12/24	25,609	35,132	26,626
1/25	26,414	36,241	27,759
2/25	26,193	35,546	26,969
3/25	24,966	33,473	25,720
4/25	24,201	33,248	25,454
5/25	25,348	35,356	26,909
6/25	26,213	37,152	27,914
7/25	26,535	37,970	28,432
8/25	27,199	38,849	29,142

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	5.13%	9.27%	10.61%
Russell 3000 Index	15.84%	14.11%	14.65%
Russell MidCap Index	12.58%	12.02%	11.38%
Footnote	Description
Footnote*	Since inception performance is calculated from September 28, 2015, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$52,899
  Total Number of Portfolio Holdings48
  Portfolio Turnover Rate 16.4%
  Total Advisory Fees Paid (amount in thousands)$434

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.72%
Investment Companies	1.40%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	20.45%
Industrial	17.88%
Consumer, Cyclical	17.28%
Consumer, Non-cyclical	14.80%
Technology	13.18%
Utilities	6.67%
Energy	5.58%
Basic Materials	2.62%
Money Market Funds	1.40%
Communications	0.26%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On May 15, 2025, the Fund's Board of Directors approved the acquisition of the assets of Edge MidCap Fund by the MidCap Fund. The merger was effective on September 19, 2025.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV909ARI-0

R-6

PEDMX

Edge MidCap Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$69	0.67%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations. It invests in real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Cloudflare Inc (NET) contributed to results due to investor enthusiasm about artificial intelligence (AI) and robust demand, particularly from AI customers. Live Nation Entertainment Inc (LYV) produces live concerts and sells tickets for leading arenas, stadiums, professional sports franchises and leagues, college sports teams, performing arts venues, museums, and theaters.  The company outperformed as business fundamentals remained very strong despite regulatory risk and the company continued to see strong growth in concerts and sponsorships/advertising.  Monolithic Power Systems Inc (MPWR) beat expectations and gave revenue guidance that was significantly above consensus, driven by strength across personal computers, storage and memory. Not owning Palantir Technologies Inc (PLTR) detracted from results during the year. Bio-Techne Corporation (TECH) lagged as investors worried about weaker U.S. academic/National Institutes of Health (NIH ) funding, slower biotech funding, increased China uncertainty and tariffs.  Finally, Universal Health Services Inc (UHS) lagged as hospitals were pressured during the year.

How did the Fund perform since inception?

	R-6 Shares at net asset value $27,595	Russell 3000 Index $38,849	Russell MidCap Index $29,142
9/15	10,000	10,000	10,000
9/15	10,130	10,188	10,000
10/15	10,590	10,993	10,620
11/15	10,640	11,054	10,647
12/15	10,171	10,827	10,362
1/16	9,970	10,216	9,683
2/16	10,191	10,213	9,792
3/16	11,144	10,932	10,594
4/16	11,455	11,000	10,706
5/16	11,645	11,196	10,882
6/16	11,835	11,219	10,931
7/16	12,216	11,665	11,430
8/16	12,286	11,694	11,402
9/16	12,135	11,713	11,425
10/16	11,733	11,459	11,062
11/16	12,244	11,972	11,659
12/16	12,650	12,206	11,791
1/17	12,860	12,436	12,076
2/17	13,216	12,898	12,418
3/17	13,143	12,907	12,398
4/17	13,394	13,044	12,494
5/17	13,248	13,177	12,608
6/17	13,405	13,296	12,733
7/17	13,468	13,547	12,921
8/17	13,290	13,573	12,820
9/17	13,856	13,904	13,176
10/17	13,866	14,207	13,395
11/17	14,390	14,639	13,846
12/17	14,519	14,785	13,975
1/18	15,083	15,564	14,501
2/18	14,359	14,991	13,902
3/18	14,508	14,690	13,911
4/18	14,604	14,746	13,889
5/18	15,125	15,162	14,205
6/18	15,349	15,261	14,303
7/18	15,774	15,767	14,659
8/18	16,039	16,321	15,114
9/18	15,793	16,348	15,018
10/18	14,470	15,144	13,770
11/18	15,046	15,448	14,108
12/18	13,651	14,010	12,709
1/19	15,175	15,213	14,080
2/19	15,596	15,748	14,685
3/19	15,698	15,978	14,811
4/19	16,381	16,616	15,374
5/19	15,255	15,540	14,431
6/19	16,324	16,632	15,422
7/19	16,790	16,879	15,642
8/19	16,449	16,535	15,197
9/19	17,166	16,825	15,496
10/19	17,393	17,187	15,659
11/19	17,780	17,841	16,219
12/19	18,305	18,356	16,591
1/20	17,891	18,336	16,458
2/20	16,115	16,835	15,028
3/20	13,060	14,520	12,099
4/20	14,907	16,442	13,837
5/20	15,878	17,322	14,810
6/20	16,304	17,718	15,077
7/20	17,192	18,724	15,962
8/20	17,618	20,080	16,523
9/20	17,026	19,349	16,201
10/20	17,322	18,932	16,305
11/20	19,465	21,235	18,558
12/20	20,239	22,190	19,428
1/21	19,604	22,091	19,376
2/21	20,376	22,782	20,455
3/21	21,285	23,598	21,009
4/21	22,716	24,815	22,080
5/21	22,965	24,928	22,257
6/21	22,853	25,543	22,585
7/21	23,289	25,975	22,758
8/21	23,376	26,715	23,337
9/21	22,280	25,517	22,375
10/21	23,401	27,242	23,706
11/21	23,027	26,828	22,881
12/21	24,600	27,884	23,815
1/22	22,764	26,244	22,061
2/22	22,247	25,582	21,902
3/22	22,664	26,412	22,463
4/22	20,979	24,042	20,733
5/22	21,463	24,010	20,749
6/22	19,460	22,001	18,678
7/22	21,446	24,065	20,522
8/22	20,211	23,167	19,878
9/22	18,275	21,019	18,036
10/22	20,011	22,743	19,637
11/22	21,713	23,930	20,817
12/22	20,710	22,528	19,692
1/23	22,327	24,080	21,327
2/23	21,595	23,517	20,810
3/23	21,403	24,146	20,490
4/23	21,460	24,403	20,382
5/23	20,921	24,498	19,813
6/23	22,480	26,171	21,466
7/23	23,385	27,109	22,317
8/23	22,769	26,586	21,543
9/23	21,672	25,320	20,461
10/23	20,652	24,648	19,439
11/23	22,538	26,947	21,428
12/23	24,491	28,376	23,084
1/24	23,942	28,691	22,755
2/24	24,746	30,244	24,027
3/24	25,413	31,219	25,069
4/24	23,864	29,846	23,715
5/24	24,883	31,256	24,391
6/24	24,707	32,223	24,230
7/24	26,001	32,822	25,372
8/24	26,197	33,537	25,886
9/24	26,648	34,230	26,462
10/24	26,021	33,979	26,319
11/24	27,942	36,239	28,641
12/24	25,953	35,132	26,626
1/25	26,764	36,241	27,759
2/25	26,541	35,546	26,969
3/25	25,304	33,473	25,720
4/25	24,534	33,248	25,454
5/25	25,689	35,356	26,909
6/25	26,581	37,152	27,914
7/25	26,906	37,970	28,432
8/25	27,595	38,849	29,142

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-6 Shares	5.34%	9.39%	10.77%
Russell 3000 Index	15.84%	14.11%	14.65%
Russell MidCap Index	12.58%	12.02%	11.38%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 28, 2015.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$52,899
  Total Number of Portfolio Holdings48
  Portfolio Turnover Rate 16.4%
  Total Advisory Fees Paid (amount in thousands)$434

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.72%
Investment Companies	1.40%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	20.45%
Industrial	17.88%
Consumer, Cyclical	17.28%
Consumer, Non-cyclical	14.80%
Technology	13.18%
Utilities	6.67%
Energy	5.58%
Basic Materials	2.62%
Money Market Funds	1.40%
Communications	0.26%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On May 15, 2025, the Fund's Board of Directors approved the acquisition of the assets of Edge MidCap Fund by the MidCap Fund. The merger was effective on September 19, 2025.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV909ARR6-0

Class A

PMSAX

Global Multi-Strategy Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$184	1.78%

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s largest contributors were its equity hedge sleeves managed by Gotham Asset Management (“Gotham”) and Los Angeles Capital Management (“LA Capital”). LA Capital delivered admirable returns, led by positive stock selection in materials and consumer staples. Gotham owns large cap quality stocks with high free cash flow; performance benefited from stock selection in technology and communications. The emerging market debt relative value sleeve managed by Principal Finisterre, an investment team within Principal Global Investors (“Finisterre”), was also a large contributor. Emerging market debt gained over the year, and Finisterre outperformed, making profits across every region. The credit relative value sleeve managed by Loomis Sayles & Company also contributed; performance was driven by investment grade corporate bonds, securitized debt, and high yield debt. The Fund’s sole detractor was the systematic global macro sleeve managed by Graham Capital Management (“Graham”). Graham’s strategy can be volatile but helps as a portfolio diversifier. The Fund and its subadvisors use derivatives to gain exposure to asset classes as well as to reduce portfolio risk.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $13,931	MSCI ACWI Index NTR $28,656	HFRX Global Hedge Fund Index $12,815
8/15	9,621	10,000	10,000
9/15	9,541	9,638	9,793
10/15	9,621	10,394	9,936
11/15	9,612	10,308	9,864
12/15	9,530	10,122	9,733
1/16	9,431	9,512	9,464
2/16	9,394	9,446	9,434
3/16	9,503	10,147	9,551
4/16	9,521	10,296	9,590
5/16	9,548	10,309	9,634
6/16	9,621	10,247	9,653
7/16	9,720	10,688	9,793
8/16	9,757	10,724	9,809
9/16	9,775	10,790	9,863
10/16	9,711	10,607	9,807
11/16	9,739	10,688	9,892
12/16	9,802	10,918	9,977
1/17	9,893	11,217	10,027
2/17	10,010	11,532	10,140
3/17	10,028	11,673	10,142
4/17	10,047	11,855	10,186
5/17	10,119	12,116	10,210
6/17	10,101	12,172	10,232
7/17	10,210	12,512	10,327
8/17	10,219	12,560	10,357
9/17	10,264	12,802	10,419
10/17	10,346	13,068	10,491
11/17	10,373	13,321	10,498
12/17	10,412	13,536	10,575
1/18	10,552	14,300	10,834
2/18	10,320	13,699	10,571
3/18	10,236	13,396	10,467
4/18	10,245	13,534	10,477
5/18	10,227	13,551	10,505
6/18	10,208	13,477	10,485
7/18	10,292	13,884	10,470
8/18	10,310	13,993	10,517
9/18	10,366	14,054	10,445
10/18	10,134	13,000	10,120
11/18	10,096	13,191	10,058
12/18	9,935	12,262	9,864
1/19	10,122	13,230	10,074
2/19	10,182	13,584	10,138
3/19	10,251	13,754	10,120
4/19	10,349	14,219	10,187
5/19	10,280	13,375	10,118
6/19	10,468	14,251	10,281
7/19	10,507	14,293	10,360
8/19	10,497	13,954	10,400
9/19	10,507	14,247	10,446
10/19	10,537	14,637	10,478
11/19	10,626	14,995	10,586
12/19	10,695	15,523	10,715
1/20	10,685	15,351	10,759
2/20	10,488	14,111	10,604
3/20	9,679	12,206	9,980
4/20	9,925	13,514	10,268
5/20	10,231	14,102	10,416
6/20	10,379	14,552	10,598
7/20	10,626	15,322	10,742
8/20	10,813	16,260	10,907
9/20	10,714	15,735	10,888
10/20	10,655	15,353	10,865
11/20	10,951	17,245	11,171
12/20	11,195	18,046	11,444
1/21	11,155	17,964	11,426
2/21	11,255	18,380	11,599
3/21	11,345	18,871	11,592
4/21	11,565	19,696	11,781
5/21	11,665	20,003	11,826
6/21	11,665	20,266	11,871
7/21	11,675	20,406	11,819
8/21	11,755	20,917	11,899
9/21	11,575	20,052	11,854
10/21	11,685	21,076	11,961
11/21	11,545	20,569	11,806
12/21	11,770	21,391	11,862
1/22	11,750	20,341	11,648
2/22	11,656	19,815	11,675
3/22	11,905	20,245	11,719
4/22	11,770	18,624	11,619
5/22	11,770	18,646	11,470
6/22	11,336	17,074	11,297
7/22	11,480	18,266	11,318
8/22	11,449	17,594	11,431
9/22	11,191	15,910	11,329
10/22	11,470	16,870	11,324
11/22	11,625	18,178	11,334
12/22	11,500	17,463	11,340
1/23	11,743	18,715	11,529
2/23	11,685	18,178	11,481
3/23	11,569	18,739	11,312
4/23	11,662	19,008	11,370
5/23	11,627	18,805	11,339
6/23	11,871	19,897	11,395
7/23	12,010	20,625	11,457
8/23	11,998	20,048	11,508
9/23	11,963	19,219	11,504
10/23	11,859	18,641	11,401
11/23	12,114	20,362	11,519
12/23	12,200	21,340	11,693
1/24	12,331	21,465	11,733
2/24	12,582	22,386	11,828
3/24	12,844	23,089	11,981
4/24	12,725	22,327	11,936
5/24	12,856	23,234	11,985
6/24	12,904	23,752	12,023
7/24	12,988	24,135	12,085
8/24	13,035	24,748	12,170
9/24	13,179	25,323	12,297
10/24	13,035	24,754	12,225
11/24	13,250	25,680	12,292
12/24	13,230	25,072	12,301
1/25	13,412	25,914	12,427
2/25	13,448	25,758	12,459
3/25	13,279	24,740	12,392
4/25	13,206	24,971	12,319
5/25	13,388	26,406	12,458
6/25	13,629	27,592	12,582
7/25	13,726	27,966	12,673
8/25	13,931	28,656	12,815

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.87%	5.20%	3.77%
Class A Shares Including Sales Charge	2.82%	4.39%	3.37%
MSCI ACWI Index NTR	15.79%	12.00%	11.10%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$429,552
  Total Number of Portfolio Holdings2,238
  Portfolio Turnover Rate 138.7%
  Total Advisory Fees Paid (amount in thousands)$5,316

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	35.07%
Bonds	33.62%
Investment Companies	21.83%
U.S. Government & Government Agency Obligations	3.19%
Convertible Bonds	0.75%
Senior Floating Rate Interests	0.33%
Preferred Stocks	0.13%
Purchased Options	0.03%
Convertible Preferred Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Top Locations	Percent of Net Assets
United States	41.05%
Canada	6.50%
Japan	2.12%
Cayman Islands	2.02%
Mexico	1.67%
United Kingdom	1.44%
Israel	1.23%
Netherlands	1.05%
Luxembourg	0.97%
Supranational	0.91%
Colombia	0.87%
South Africa	0.86%
Brazil	0.74%
Egypt	0.58%
Hungary	0.56%
Ireland	0.56%
Peru	0.55%
Turkey	0.53%
Australia	0.49%
Germany	0.47%
Other LocationsFootnote Reference*	29.81%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 1.36% on the first $2 billion of net assets, 1.30% on the next $2 billion of net assets, and 1.25% on net assets over $4 billion to 1.21% on the first $500 million of net assets, 1.19% on the next $500 million of net assets, 1.17% on the next $500 million of net assets, and 1.16% on net assets over $1.5 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV838ARA-0

Institutional

PSMIX

Global Multi-Strategy Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$149	1.44%

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s largest contributors were its equity hedge sleeves managed by Gotham Asset Management (“Gotham”) and Los Angeles Capital Management (“LA Capital”). LA Capital delivered admirable returns, led by positive stock selection in materials and consumer staples. Gotham owns large cap quality stocks with high free cash flow; performance benefited from stock selection in technology and communications. The emerging market debt relative value sleeve managed by Principal Finisterre, an investment team within Principal Global Investors (“Finisterre”), was also a large contributor. Emerging market debt gained over the year, and Finisterre outperformed, making profits across every region. The credit relative value sleeve managed by Loomis Sayles & Company also contributed; performance was driven by investment grade corporate bonds, securitized debt, and high yield debt. The Fund’s sole detractor was the systematic global macro sleeve managed by Graham Capital Management (“Graham”). Graham’s strategy can be volatile but helps as a portfolio diversifier. The Fund and its subadvisors use derivatives to gain exposure to asset classes as well as to reduce portfolio risk.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $15,092	MSCI ACWI Index NTR $28,656	HFRX Global Hedge Fund Index $12,815
8/15	10,000	10,000	10,000
9/15	9,927	9,638	9,793
10/15	10,009	10,394	9,936
11/15	10,009	10,308	9,864
12/15	9,918	10,122	9,733
1/16	9,824	9,512	9,464
2/16	9,786	9,446	9,434
3/16	9,899	10,147	9,551
4/16	9,927	10,296	9,590
5/16	9,955	10,309	9,634
6/16	10,030	10,247	9,653
7/16	10,143	10,688	9,793
8/16	10,180	10,724	9,809
9/16	10,199	10,790	9,863
10/16	10,133	10,607	9,807
11/16	10,171	10,688	9,892
12/16	10,242	10,918	9,977
1/17	10,336	11,217	10,027
2/17	10,458	11,532	10,140
3/17	10,477	11,673	10,142
4/17	10,505	11,855	10,186
5/17	10,580	12,116	10,210
6/17	10,562	12,172	10,232
7/17	10,684	12,512	10,327
8/17	10,693	12,560	10,357
9/17	10,749	12,802	10,419
10/17	10,834	13,068	10,491
11/17	10,862	13,321	10,498
12/17	10,918	13,536	10,575
1/18	11,062	14,300	10,834
2/18	10,821	13,699	10,571
3/18	10,734	13,396	10,467
4/18	10,753	13,534	10,477
5/18	10,734	13,551	10,505
6/18	10,724	13,477	10,485
7/18	10,811	13,884	10,470
8/18	10,831	13,993	10,517
9/18	10,889	14,054	10,445
10/18	10,657	13,000	10,120
11/18	10,608	13,191	10,058
12/18	10,445	12,262	9,864
1/19	10,651	13,230	10,074
2/19	10,723	13,584	10,138
3/19	10,785	13,754	10,120
4/19	10,898	14,219	10,187
5/19	10,826	13,375	10,118
6/19	11,032	14,251	10,281
7/19	11,073	14,293	10,360
8/19	11,073	13,954	10,400
9/19	11,083	14,247	10,446
10/19	11,114	14,637	10,478
11/19	11,217	14,995	10,586
12/19	11,299	15,523	10,715
1/20	11,289	15,351	10,759
2/20	11,093	14,111	10,604
3/20	10,229	12,206	9,980
4/20	10,497	13,514	10,268
5/20	10,836	14,102	10,416
6/20	10,990	14,552	10,598
7/20	11,248	15,322	10,742
8/20	11,454	16,260	10,907
9/20	11,361	15,735	10,888
10/20	11,299	15,353	10,865
11/20	11,618	17,245	11,171
12/20	11,877	18,046	11,444
1/21	11,845	17,964	11,426
2/21	11,950	18,380	11,599
3/21	12,054	18,871	11,592
4/21	12,285	19,696	11,781
5/21	12,410	20,003	11,826
6/21	12,410	20,266	11,871
7/21	12,421	20,406	11,819
8/21	12,515	20,917	11,899
9/21	12,327	20,052	11,854
10/21	12,452	21,076	11,961
11/21	12,306	20,569	11,806
12/21	12,546	21,391	11,862
1/22	12,535	20,341	11,648
2/22	12,437	19,815	11,675
3/22	12,709	20,245	11,719
4/22	12,568	18,624	11,619
5/22	12,578	18,646	11,470
6/22	12,121	17,074	11,297
7/22	12,274	18,266	11,318
8/22	12,241	17,594	11,431
9/22	11,969	15,910	11,329
10/22	12,284	16,870	11,324
11/22	12,437	18,178	11,334
12/22	12,321	17,463	11,340
1/23	12,578	18,715	11,529
2/23	12,529	18,178	11,481
3/23	12,407	18,739	11,312
4/23	12,517	19,008	11,370
5/23	12,480	18,805	11,339
6/23	12,749	19,897	11,395
7/23	12,895	20,625	11,457
8/23	12,895	20,048	11,508
9/23	12,871	19,219	11,504
10/23	12,761	18,641	11,401
11/23	13,030	20,362	11,519
12/23	13,132	21,340	11,693
1/24	13,284	21,465	11,733
2/24	13,549	22,386	11,828
3/24	13,840	23,089	11,981
4/24	13,713	22,327	11,936
5/24	13,865	23,234	11,985
6/24	13,916	23,752	12,023
7/24	14,017	24,135	12,085
8/24	14,067	24,748	12,170
9/24	14,232	25,323	12,297
10/24	14,080	24,754	12,225
11/24	14,320	25,680	12,292
12/24	14,296	25,072	12,301
1/25	14,501	25,914	12,427
2/25	14,540	25,758	12,459
3/25	14,360	24,740	12,392
4/25	14,296	24,971	12,319
5/25	14,489	26,406	12,458
6/25	14,758	27,592	12,582
7/25	14,861	27,966	12,673
8/25	15,092	28,656	12,815

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	7.29%	5.67%	4.20%
MSCI ACWI Index NTR	15.79%	12.00%	11.10%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$429,552
  Total Number of Portfolio Holdings2,238
  Portfolio Turnover Rate 138.7%
  Total Advisory Fees Paid (amount in thousands)$5,316

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	35.07%
Bonds	33.62%
Investment Companies	21.83%
U.S. Government & Government Agency Obligations	3.19%
Convertible Bonds	0.75%
Senior Floating Rate Interests	0.33%
Preferred Stocks	0.13%
Purchased Options	0.03%
Convertible Preferred Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Top Locations	Percent of Net Assets
United States	41.05%
Canada	6.50%
Japan	2.12%
Cayman Islands	2.02%
Mexico	1.67%
United Kingdom	1.44%
Israel	1.23%
Netherlands	1.05%
Luxembourg	0.97%
Supranational	0.91%
Colombia	0.87%
South Africa	0.86%
Brazil	0.74%
Egypt	0.58%
Hungary	0.56%
Ireland	0.56%
Peru	0.55%
Turkey	0.53%
Australia	0.49%
Germany	0.47%
Other LocationsFootnote Reference*	29.81%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 1.43% to 1.39%. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 1.36% on the first $2 billion of net assets, 1.30% on the next $2 billion of net assets, and 1.25% on net assets over $4 billion to 1.21% on the first $500 million of net assets, 1.19% on the next $500 million of net assets, 1.17% on the next $500 million of net assets, and 1.16% on net assets over $1.5 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV838ARI-0

R-6

PGLSX

Global Multi-Strategy Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$138	1.33%

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s largest contributors were its equity hedge sleeves managed by Gotham Asset Management (“Gotham”) and Los Angeles Capital Management (“LA Capital”). LA Capital delivered admirable returns, led by positive stock selection in materials and consumer staples. Gotham owns large cap quality stocks with high free cash flow; performance benefited from stock selection in technology and communications. The emerging market debt relative value sleeve managed by Principal Finisterre, an investment team within Principal Global Investors (“Finisterre”), was also a large contributor. Emerging market debt gained over the year, and Finisterre outperformed, making profits across every region. The credit relative value sleeve managed by Loomis Sayles & Company also contributed; performance was driven by investment grade corporate bonds, securitized debt, and high yield debt. The Fund’s sole detractor was the systematic global macro sleeve managed by Graham Capital Management (“Graham”). Graham’s strategy can be volatile but helps as a portfolio diversifier. The Fund and its subadvisors use derivatives to gain exposure to asset classes as well as to reduce portfolio risk.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $15,147	MSCI ACWI Index NTR $28,656	HFRX Global Hedge Fund Index $12,815
8/15	10,000	10,000	10,000
9/15	9,927	9,638	9,793
10/15	10,009	10,394	9,936
11/15	10,009	10,308	9,864
12/15	9,918	10,122	9,733
1/16	9,824	9,512	9,464
2/16	9,786	9,446	9,434
3/16	9,899	10,147	9,551
4/16	9,927	10,296	9,590
5/16	9,955	10,309	9,634
6/16	10,030	10,247	9,653
7/16	10,143	10,688	9,793
8/16	10,180	10,724	9,809
9/16	10,199	10,790	9,863
10/16	10,133	10,607	9,807
11/16	10,171	10,688	9,892
12/16	10,242	10,918	9,977
1/17	10,336	11,217	10,027
2/17	10,458	11,532	10,140
3/17	10,477	11,673	10,142
4/17	10,505	11,855	10,186
5/17	10,580	12,116	10,210
6/17	10,571	12,172	10,232
7/17	10,684	12,512	10,327
8/17	10,703	12,560	10,357
9/17	10,749	12,802	10,419
10/17	10,843	13,068	10,491
11/17	10,872	13,321	10,498
12/17	10,914	13,536	10,575
1/18	11,069	14,300	10,834
2/18	10,817	13,699	10,571
3/18	10,740	13,396	10,467
4/18	10,750	13,534	10,477
5/18	10,730	13,551	10,505
6/18	10,721	13,477	10,485
7/18	10,817	13,884	10,470
8/18	10,837	13,993	10,517
9/18	10,895	14,054	10,445
10/18	10,663	13,000	10,120
11/18	10,614	13,191	10,058
12/18	10,455	12,262	9,864
1/19	10,661	13,230	10,074
2/19	10,723	13,584	10,138
3/19	10,796	13,754	10,120
4/19	10,909	14,219	10,187
5/19	10,837	13,375	10,118
6/19	11,043	14,251	10,281
7/19	11,084	14,293	10,360
8/19	11,084	13,954	10,400
9/19	11,105	14,247	10,446
10/19	11,136	14,637	10,478
11/19	11,229	14,995	10,586
12/19	11,311	15,523	10,715
1/20	11,301	15,351	10,759
2/20	11,105	14,111	10,604
3/20	10,249	12,206	9,980
4/20	10,517	13,514	10,268
5/20	10,847	14,102	10,416
6/20	11,012	14,552	10,598
7/20	11,270	15,322	10,742
8/20	11,466	16,260	10,907
9/20	11,373	15,735	10,888
10/20	11,311	15,353	10,865
11/20	11,641	17,245	11,171
12/20	11,901	18,046	11,444
1/21	11,859	17,964	11,426
2/21	11,974	18,380	11,599
3/21	12,069	18,871	11,592
4/21	12,310	19,696	11,781
5/21	12,425	20,003	11,826
6/21	12,436	20,266	11,871
7/21	12,446	20,406	11,819
8/21	12,540	20,917	11,899
9/21	12,352	20,052	11,854
10/21	12,478	21,076	11,961
11/21	12,331	20,569	11,806
12/21	12,571	21,391	11,862
1/22	12,561	20,341	11,648
2/22	12,462	19,815	11,675
3/22	12,735	20,245	11,719
4/22	12,604	18,624	11,619
5/22	12,604	18,646	11,470
6/22	12,146	17,074	11,297
7/22	12,299	18,266	11,318
8/22	12,277	17,594	11,431
9/22	12,004	15,910	11,329
10/22	12,310	16,870	11,324
11/22	12,473	18,178	11,334
12/22	12,358	17,463	11,340
1/23	12,615	18,715	11,529
2/23	12,566	18,178	11,481
3/23	12,444	18,739	11,312
4/23	12,554	19,008	11,370
5/23	12,517	18,805	11,339
6/23	12,786	19,897	11,395
7/23	12,933	20,625	11,457
8/23	12,933	20,048	11,508
9/23	12,909	19,219	11,504
10/23	12,799	18,641	11,401
11/23	13,068	20,362	11,519
12/23	13,170	21,340	11,693
1/24	13,322	21,465	11,733
2/24	13,588	22,386	11,828
3/24	13,880	23,089	11,981
4/24	13,766	22,327	11,936
5/24	13,905	23,234	11,985
6/24	13,968	23,752	12,023
7/24	14,057	24,135	12,085
8/24	14,107	24,748	12,170
9/24	14,285	25,323	12,297
10/24	14,133	24,754	12,225
11/24	14,373	25,680	12,292
12/24	14,349	25,072	12,301
1/25	14,555	25,914	12,427
2/25	14,594	25,758	12,459
3/25	14,414	24,740	12,392
4/25	14,349	24,971	12,319
5/25	14,555	26,406	12,458
6/25	14,826	27,592	12,582
7/25	14,929	27,966	12,673
8/25	15,147	28,656	12,815

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	7.37%	5.73%	4.24%
MSCI ACWI Index NTR	15.79%	12.00%	11.10%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is October 24, 2011.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$429,552
  Total Number of Portfolio Holdings2,238
  Portfolio Turnover Rate 138.7%
  Total Advisory Fees Paid (amount in thousands)$5,316

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	35.07%
Bonds	33.62%
Investment Companies	21.83%
U.S. Government & Government Agency Obligations	3.19%
Convertible Bonds	0.75%
Senior Floating Rate Interests	0.33%
Preferred Stocks	0.13%
Purchased Options	0.03%
Convertible Preferred Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Top Locations	Percent of Net Assets
United States	41.05%
Canada	6.50%
Japan	2.12%
Cayman Islands	2.02%
Mexico	1.67%
United Kingdom	1.44%
Israel	1.23%
Netherlands	1.05%
Luxembourg	0.97%
Supranational	0.91%
Colombia	0.87%
South Africa	0.86%
Brazil	0.74%
Egypt	0.58%
Hungary	0.56%
Ireland	0.56%
Peru	0.55%
Turkey	0.53%
Australia	0.49%
Germany	0.47%
Other LocationsFootnote Reference*	29.81%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Manager changed the contractual expense limitation for the Fund's Class R-6 "Other Expenses" from 0.02% to 0.04%. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 1.36% on the first $2 billion of net assets, 1.30% on the next $2 billion of net assets, and 1.25% on net assets over $4 billion to 1.21% on the first $500 million of net assets, 1.19% on the next $500 million of net assets, 1.17% on the next $500 million of net assets, and 1.16% on net assets over $1.5 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV838ARR6-0

Institutional

PGSLX

Global Listed Infrastructure Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Global Listed Infrastructure Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$77	0.74%

Management’s Discussion of Fund Performance

The Fund seeks to achieve total return by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by listed infrastructure companies. It invests primarily in equity securities regardless of market capitalization (small, medium, or large) and invests in both value and growth securities. The Fund also invests in Real Estate Investment Trusts ("REITs") but only those REITs that are engaged in the development, operation, or management of infrastructure assets. It is non-diversified. The Fund’s investments outperformed the FTSE Global Core Infrastructure 50/50 Index over the year, attributed to strong stock selection. An underweight to a Thailand airports company pressured by liquidity challenges and reduced Chinese tourist traffic stemming from safety concerns was beneficial. Meanwhile, an overweight to Beijing airports captured a rebound in international travel and supportive policy measures in China. Not holding an Indian port operator added value, as the stock declined following a market reassessment of its valuation after a period of strength. An overweight to a Chinese electric utility contributed as investor sentiment improved, driven by solid fundamentals and a policy-led inflection. Overweights to North American electric utilities was also a main contributor, with these stocks performing well due to favorable regulatory outcomes and strong demand trends and growth drivers—particularly related to data center demand and industrial reshoring. A main detractor was an overweight to a European renewable energy company, which sold off amid ongoing U.S. renewables policy uncertainty and concerns around balance sheet strength.

How did the Fund perform since inception?

	Institutional Shares at net asset value $13,406	MSCI ACWI Index NTR $17,212	FTSE Global Core Infrastructure 50/50 Net Tax Index $12,476
9/22	10,000	10,000	10,000
9/22	9,470	9,556	9,187
10/22	9,950	10,132	9,496
11/22	11,000	10,918	10,241
12/22	10,749	10,489	10,015
1/23	11,093	11,240	10,275
2/23	10,648	10,918	9,782
3/23	11,043	11,255	10,070
4/23	11,296	11,417	10,285
5/23	10,739	11,294	9,760
6/23	11,043	11,950	10,035
7/23	11,225	12,388	10,244
8/23	10,526	12,041	9,686
9/23	10,000	11,543	9,234
10/23	10,000	11,196	9,074
11/23	10,860	12,230	9,804
12/23	11,269	12,817	10,236
1/24	10,832	12,892	9,986
2/24	10,919	13,446	10,052
3/24	11,247	13,868	10,395
4/24	11,007	13,410	10,255
5/24	11,738	13,955	10,759
6/24	11,323	14,266	10,471
7/24	11,989	14,496	11,140
8/24	12,381	14,864	11,575
9/24	12,905	15,209	11,894
10/24	12,425	14,868	11,579
11/24	12,621	15,424	11,907
12/24	11,950	15,059	11,211
1/25	11,927	15,564	11,297
2/25	12,204	15,471	11,513
3/25	12,631	14,859	11,751
4/25	13,198	14,998	11,947
5/25	13,360	15,860	12,145
6/25	13,406	16,572	12,254
7/25	13,267	16,797	12,292
8/25	13,406	17,212	12,476

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Institutional Shares	8.28%	10.48%
MSCI ACWI Index NTR	15.79%	20.29%
FTSE Global Core Infrastructure 50/50 Net Tax Index	7.78%	7.81%
Footnote	Description
Footnote*	Since inception performance is calculated from September 22, 2022, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE Global Core Infrastructure 50/50 Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$123,464
  Total Number of Portfolio Holdings40
  Portfolio Turnover Rate 36.7%
  Total Advisory Fees Paid (amount in thousands)$269

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.72%
Investment Companies	3.77%
Other Assets and Liabilities	(1.49)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	52.25%
Canada	8.98%
United Kingdom	6.98%
Australia	5.69%
Brazil	5.63%
China	4.76%
France	2.91%
Spain	2.91%
Belgium	2.55%
Hong Kong	1.92%
Italy	1.48%
India	1.16%
Indonesia	0.50%
Other LocationsFootnote Reference*	3.77%
Other Assets and Liabilities	(1.49)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective June 20, 2025, the Fund changed its name from Global Sustainable Listed Infrastructure Fund to Global Listed Infrastructure Fund and made corresponding material changes to its investment strategies and risks. Effective June 9, 2025, the Manager contractually agreed to waive 0.11% of the Fund's management fees. Effective June 9, 2025, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 0.88% to 0.65%.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV944ARI-0

Institutional

PIDIX

International Equity Index Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.31%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2025, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Nine of the eleven economic sectors in the Index posted positive returns as financials and communication services posted the best returns for the year. The healthcare and information technology sectors were the weakest performers. Siemens Energy, Rheinmetall, and Sea Limited contributed to Fund performance. Novo Nordisk, Daiichi Sankyo, and CSL Limited detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $20,074	MSCI EAFE Index NTR $20,424
8/15	10,000	10,000
9/15	9,551	9,492
10/15	10,188	10,234
11/15	10,084	10,075
12/15	9,890	9,939
1/16	9,316	9,221
2/16	9,024	9,052
3/16	9,609	9,641
4/16	9,836	9,920
5/16	9,803	9,830
6/16	9,554	9,500
7/16	9,944	9,981
8/16	9,998	9,988
9/16	10,128	10,111
10/16	9,890	9,904
11/16	9,717	9,707
12/16	9,971	10,039
1/17	10,305	10,330
2/17	10,416	10,478
3/17	10,739	10,766
4/17	11,017	11,040
5/17	11,406	11,445
6/17	11,429	11,425
7/17	11,740	11,755
8/17	11,740	11,750
9/17	12,007	12,042
10/17	12,208	12,225
11/17	12,297	12,354
12/17	12,450	12,552
1/18	13,095	13,181
2/18	12,427	12,586
3/18	12,346	12,360
4/18	12,542	12,642
5/18	12,289	12,358
6/18	12,116	12,207
7/18	12,450	12,507
8/18	12,173	12,266
9/18	12,277	12,372
10/18	11,298	11,387
11/18	11,333	11,373
12/18	10,762	10,821
1/19	11,457	11,532
2/19	11,720	11,826
3/19	11,828	11,901
4/19	12,187	12,235
5/19	11,564	11,648
6/19	12,247	12,339
7/19	11,995	12,182
8/19	11,768	11,866
9/19	12,115	12,206
10/19	12,534	12,645
11/19	12,678	12,787
12/19	13,066	13,203
1/20	12,719	12,927
2/20	11,754	11,759
3/20	10,047	10,189
4/20	10,703	10,848
5/20	11,272	11,320
6/20	11,643	11,705
7/20	11,866	11,978
8/20	12,447	12,594
9/20	12,162	12,267
10/20	11,680	11,777
11/20	13,412	13,603
12/20	14,080	14,235
1/21	13,890	14,083
2/21	14,232	14,399
3/21	14,561	14,730
4/21	14,991	15,173
5/21	15,536	15,668
6/21	15,320	15,492
7/21	15,447	15,609
8/21	15,688	15,884
9/21	15,168	15,423
10/21	15,624	15,802
11/21	14,915	15,067
12/21	15,638	15,838
1/22	15,039	15,073
2/22	14,586	14,806
3/22	14,573	14,902
4/22	13,627	13,938
5/22	13,880	14,042
6/22	12,641	12,739
7/22	13,294	13,374
8/22	12,508	12,739
9/22	11,336	11,547
10/22	12,002	12,168
11/22	13,640	13,539
12/22	13,385	13,549
1/23	14,535	14,647
2/23	14,083	14,341
3/23	14,522	14,696
4/23	14,933	15,111
5/23	14,344	14,472
6/23	14,974	15,130
7/23	15,385	15,620
8/23	14,782	15,022
9/23	14,248	14,508
10/23	13,809	13,920
11/23	14,987	15,212
12/23	15,775	16,021
1/24	15,703	16,113
2/24	16,159	16,408
3/24	16,685	16,947
4/24	16,144	16,513
5/24	16,998	17,153
6/24	16,628	16,876
7/24	17,112	17,371
8/24	17,695	17,936
9/24	17,823	18,102
10/24	16,856	17,117
11/24	16,813	17,020
12/24	16,336	16,633
1/25	17,125	17,507
2/25	17,661	17,847
3/25	17,632	17,775
4/25	18,332	18,589
5/25	19,166	19,439
6/25	19,657	19,868
7/25	19,166	19,589
8/25	20,074	20,424

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	13.45%	10.03%	7.22%
MSCI EAFE Index NTR	13.87%	10.15%	7.40%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$692,151
  Total Number of Portfolio Holdings699
  Portfolio Turnover Rate 28.1%
  Total Advisory Fees Paid (amount in thousands)$2,436

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.86%
Investment Companies	3.39%
Preferred Stocks	0.31%
Other Assets and LiabilitiesFootnote Reference*	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	21.51%
United Kingdom	13.79%
France	10.21%
Germany	9.80%
Switzerland	9.57%
Australia	6.65%
Netherlands	4.54%
Sweden	3.50%
Spain	3.30%
Italy	3.01%
Hong Kong	2.20%
Denmark	1.95%
Singapore	1.73%
Finland	1.01%
Israel	1.00%
Ireland	0.87%
Belgium	0.80%
Norway	0.59%
New Zealand	0.26%
Austria	0.21%
Other LocationsFootnote Reference*	4.06%
Other Assets and LiabilitiesFootnote Reference†	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 0.31% to 0.28%. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.25% on all net assets to 0.22% on the first $3 billion of net assets, 0.18% on the next $3 billion of net assets, and 0.15% on net assets over $6 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV845ARI-0

R-3

PIIOX

International Equity Index Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$93	0.87%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2025, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Nine of the eleven economic sectors in the Index posted positive returns as financials and communication services posted the best returns for the year. The healthcare and information technology sectors were the weakest performers. Siemens Energy, Rheinmetall, and Sea Limited contributed to Fund performance. Novo Nordisk, Daiichi Sankyo, and CSL Limited detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $18,978	MSCI EAFE Index NTR $20,424
8/15	10,000	10,000
9/15	9,543	9,492
10/15	10,181	10,234
11/15	10,074	10,075
12/15	9,885	9,939
1/16	9,303	9,221
2/16	8,996	9,052
3/16	9,589	9,641
4/16	9,808	9,920
5/16	9,775	9,830
6/16	9,512	9,500
7/16	9,907	9,981
8/16	9,951	9,988
9/16	10,071	10,111
10/16	9,830	9,904
11/16	9,644	9,707
12/16	9,902	10,039
1/17	10,228	10,330
2/17	10,340	10,478
3/17	10,654	10,766
4/17	10,924	11,040
5/17	11,305	11,445
6/17	11,317	11,425
7/17	11,620	11,755
8/17	11,620	11,750
9/17	11,878	12,042
10/17	12,069	12,225
11/17	12,147	12,354
12/17	12,295	12,552
1/18	12,932	13,181
2/18	12,272	12,586
3/18	12,180	12,360
4/18	12,365	12,642
5/18	12,110	12,358
6/18	11,937	12,207
7/18	12,249	12,507
8/18	11,972	12,266
9/18	12,076	12,372
10/18	11,104	11,387
11/18	11,139	11,373
12/18	10,570	10,821
1/19	11,251	11,532
2/19	11,502	11,826
3/19	11,609	11,901
4/19	11,944	12,235
5/19	11,335	11,648
6/19	12,004	12,339
7/19	11,741	12,182
8/19	11,514	11,866
9/19	11,848	12,206
10/19	12,242	12,645
11/19	12,386	12,787
12/19	12,753	13,203
1/20	12,421	12,927
2/20	11,475	11,759
3/20	9,792	10,189
4/20	10,431	10,848
5/20	10,984	11,320
6/20	11,340	11,705
7/20	11,549	11,978
8/20	12,102	12,594
9/20	11,832	12,267
10/20	11,353	11,777
11/20	13,023	13,603
12/20	13,677	14,235
1/21	13,476	14,083
2/21	13,802	14,399
3/21	14,114	14,730
4/21	14,527	15,173
5/21	15,053	15,668
6/21	14,840	15,492
7/21	14,953	15,609
8/21	15,178	15,884
9/21	14,665	15,423
10/21	15,103	15,802
11/21	14,415	15,067
12/21	15,095	15,838
1/22	14,518	15,073
2/22	14,073	14,806
3/22	14,047	14,902
4/22	13,129	13,938
5/22	13,378	14,042
6/22	12,173	12,739
7/22	12,789	13,374
8/22	12,029	12,739
9/22	10,902	11,547
10/22	11,544	12,168
11/22	13,103	13,539
12/22	12,847	13,549
1/23	13,946	14,647
2/23	13,517	14,341
3/23	13,932	14,696
4/23	14,308	15,111
5/23	13,732	14,472
6/23	14,334	15,130
7/23	14,723	15,620
8/23	14,133	15,022
9/23	13,611	14,508
10/23	13,196	13,920
11/23	14,308	15,212
12/23	15,057	16,021
1/24	14,988	16,113
2/24	15,403	16,408
3/24	15,902	16,947
4/24	15,376	16,513
5/24	16,179	17,153
6/24	15,833	16,876
7/24	16,290	17,371
8/24	16,830	17,936
9/24	16,941	18,102
10/24	16,013	17,117
11/24	15,958	17,020
12/24	15,500	16,633
1/25	16,250	17,507
2/25	16,741	17,847
3/25	16,712	17,775
4/25	17,376	18,589
5/25	18,155	19,439
6/25	18,603	19,868
7/25	18,126	19,589
8/25	18,978	20,424

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	12.76%	9.42%	6.62%
MSCI EAFE Index NTR	13.87%	10.15%	7.40%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$692,151
  Total Number of Portfolio Holdings699
  Portfolio Turnover Rate 28.1%
  Total Advisory Fees Paid (amount in thousands)$2,436

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.86%
Investment Companies	3.39%
Preferred Stocks	0.31%
Other Assets and LiabilitiesFootnote Reference*	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	21.51%
United Kingdom	13.79%
France	10.21%
Germany	9.80%
Switzerland	9.57%
Australia	6.65%
Netherlands	4.54%
Sweden	3.50%
Spain	3.30%
Italy	3.01%
Hong Kong	2.20%
Denmark	1.95%
Singapore	1.73%
Finland	1.01%
Israel	1.00%
Ireland	0.87%
Belgium	0.80%
Norway	0.59%
New Zealand	0.26%
Austria	0.21%
Other LocationsFootnote Reference*	4.06%
Other Assets and LiabilitiesFootnote Reference†	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.25% on all net assets to 0.22% on the first $3 billion of net assets, 0.18% on the next $3 billion of net assets, and 0.15% on net assets over $6 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV845ARR3-0

R-5

PIIQX

International Equity Index Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$60	0.56%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2025, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Nine of the eleven economic sectors in the Index posted positive returns as financials and communication services posted the best returns for the year. The healthcare and information technology sectors were the weakest performers. Siemens Energy, Rheinmetall, and Sea Limited contributed to Fund performance. Novo Nordisk, Daiichi Sankyo, and CSL Limited detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $19,577	MSCI EAFE Index NTR $20,424
8/15	10,000	10,000
9/15	9,548	9,492
10/15	10,189	10,234
11/15	10,084	10,075
12/15	9,883	9,939
1/16	9,318	9,221
2/16	9,014	9,052
3/16	9,601	9,641
4/16	9,818	9,920
5/16	9,785	9,830
6/16	9,535	9,500
7/16	9,926	9,981
8/16	9,970	9,988
9/16	10,100	10,111
10/16	9,861	9,904
11/16	9,687	9,707
12/16	9,939	10,039
1/17	10,273	10,330
2/17	10,384	10,478
3/17	10,696	10,766
4/17	10,975	11,040
5/17	11,365	11,445
6/17	11,376	11,425
7/17	11,688	11,755
8/17	11,688	11,750
9/17	11,955	12,042
10/17	12,145	12,225
11/17	12,234	12,354
12/17	12,382	12,552
1/18	13,026	13,181
2/18	12,359	12,586
3/18	12,278	12,360
4/18	12,462	12,642
5/18	12,209	12,358
6/18	12,036	12,207
7/18	12,359	12,507
8/18	12,082	12,266
9/18	12,186	12,372
10/18	11,219	11,387
11/18	11,242	11,373
12/18	10,669	10,821
1/19	11,361	11,532
2/19	11,623	11,826
3/19	11,730	11,901
4/19	12,076	12,235
5/19	11,468	11,648
6/19	12,136	12,339
7/19	11,885	12,182
8/19	11,659	11,866
9/19	11,993	12,206
10/19	12,398	12,645
11/19	12,553	12,787
12/19	12,921	13,203
1/20	12,589	12,927
2/20	11,630	11,759
3/20	9,933	10,189
4/20	10,573	10,848
5/20	11,138	11,320
6/20	11,507	11,705
7/20	11,728	11,978
8/20	12,294	12,594
9/20	12,011	12,267
10/20	11,532	11,777
11/20	13,240	13,603
12/20	13,892	14,235
1/21	13,704	14,083
2/21	14,030	14,399
3/21	14,356	14,730
4/21	14,770	15,173
5/21	15,310	15,668
6/21	15,109	15,492
7/21	15,222	15,609
8/21	15,448	15,884
9/21	14,933	15,423
10/21	15,385	15,802
11/21	14,695	15,067
12/21	15,396	15,838
1/22	14,804	15,073
2/22	14,356	14,806
3/22	14,330	14,902
4/22	13,394	13,938
5/22	13,658	14,042
6/22	12,433	12,739
7/22	13,065	13,374
8/22	12,288	12,739
9/22	11,142	11,547
10/22	11,788	12,168
11/22	13,394	13,539
12/22	13,147	13,549
1/23	14,255	14,647
2/23	13,822	14,341
3/23	14,255	14,696
4/23	14,647	15,111
5/23	14,066	14,472
6/23	14,687	15,130
7/23	15,079	15,620
8/23	14,484	15,022
9/23	13,957	14,508
10/23	13,525	13,920
11/23	14,674	15,212
12/23	15,451	16,021
1/24	15,367	16,113
2/24	15,815	16,408
3/24	16,318	16,947
4/24	15,787	16,513
5/24	16,626	17,153
6/24	16,262	16,876
7/24	16,738	17,371
8/24	17,298	17,936
9/24	17,424	18,102
10/24	16,458	17,117
11/24	16,416	17,020
12/24	15,948	16,633
1/25	16,724	17,507
2/25	17,236	17,847
3/25	17,206	17,775
4/25	17,894	18,589
5/25	18,699	19,439
6/25	19,167	19,868
7/25	18,684	19,589
8/25	19,577	20,424

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	13.17%	9.75%	6.95%
MSCI EAFE Index NTR	13.87%	10.15%	7.40%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$692,151
  Total Number of Portfolio Holdings699
  Portfolio Turnover Rate 28.1%
  Total Advisory Fees Paid (amount in thousands)$2,436

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.86%
Investment Companies	3.39%
Preferred Stocks	0.31%
Other Assets and LiabilitiesFootnote Reference*	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	21.51%
United Kingdom	13.79%
France	10.21%
Germany	9.80%
Switzerland	9.57%
Australia	6.65%
Netherlands	4.54%
Sweden	3.50%
Spain	3.30%
Italy	3.01%
Hong Kong	2.20%
Denmark	1.95%
Singapore	1.73%
Finland	1.01%
Israel	1.00%
Ireland	0.87%
Belgium	0.80%
Norway	0.59%
New Zealand	0.26%
Austria	0.21%
Other LocationsFootnote Reference*	4.06%
Other Assets and LiabilitiesFootnote Reference†	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.25% on all net assets to 0.22% on the first $3 billion of net assets, 0.18% on the next $3 billion of net assets, and 0.15% on net assets over $6 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV845ARR5-0

R-6

PFIEX

International Equity Index Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$31	0.29%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2025, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Nine of the eleven economic sectors in the Index posted positive returns as financials and communication services posted the best returns for the year. The healthcare and information technology sectors were the weakest performers. Siemens Energy, Rheinmetall, and Sea Limited contributed to Fund performance. Novo Nordisk, Daiichi Sankyo, and CSL Limited detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $20,087	MSCI EAFE Index NTR $20,424
8/15	10,000	10,000
9/15	9,551	9,492
10/15	10,187	10,234
11/15	10,081	10,075
12/15	9,887	9,939
1/16	9,313	9,221
2/16	9,021	9,052
3/16	9,604	9,641
4/16	9,831	9,920
5/16	9,798	9,830
6/16	9,548	9,500
7/16	9,937	9,981
8/16	9,991	9,988
9/16	10,120	10,111
10/16	9,882	9,904
11/16	9,708	9,707
12/16	9,962	10,039
1/17	10,295	10,330
2/17	10,406	10,478
3/17	10,729	10,766
4/17	11,007	11,040
5/17	11,396	11,445
6/17	11,407	11,425
7/17	11,718	11,755
8/17	11,718	11,750
9/17	11,996	12,042
10/17	12,185	12,225
11/17	12,285	12,354
12/17	12,429	12,552
1/18	13,085	13,181
2/18	12,417	12,586
3/18	12,337	12,360
4/18	12,532	12,642
5/18	12,267	12,358
6/18	12,106	12,207
7/18	12,440	12,507
8/18	12,164	12,266
9/18	12,267	12,372
10/18	11,289	11,387
11/18	11,324	11,373
12/18	10,754	10,821
1/19	11,448	11,532
2/19	11,723	11,826
3/19	11,818	11,901
4/19	12,177	12,235
5/19	11,555	11,648
6/19	12,249	12,339
7/19	11,986	12,182
8/19	11,771	11,866
9/19	12,106	12,206
10/19	12,524	12,645
11/19	12,668	12,787
12/19	13,055	13,203
1/20	12,722	12,927
2/20	11,757	11,759
3/20	10,039	10,189
4/20	10,694	10,848
5/20	11,275	11,320
6/20	11,646	11,705
7/20	11,869	11,978
8/20	12,437	12,594
9/20	12,165	12,267
10/20	11,683	11,777
11/20	13,402	13,603
12/20	14,081	14,235
1/21	13,891	14,083
2/21	14,220	14,399
3/21	14,562	14,730
4/21	14,979	15,173
5/21	15,536	15,668
6/21	15,321	15,492
7/21	15,447	15,609
8/21	15,688	15,884
9/21	15,169	15,423
10/21	15,625	15,802
11/21	14,916	15,067
12/21	15,639	15,838
1/22	15,040	15,073
2/22	14,588	14,806
3/22	14,561	14,902
4/22	13,629	13,938
5/22	13,882	14,042
6/22	12,644	12,739
7/22	13,296	13,374
8/22	12,511	12,739
9/22	11,340	11,547
10/22	12,005	12,168
11/22	13,643	13,539
12/22	13,387	13,549
1/23	14,537	14,647
2/23	14,085	14,341
3/23	14,523	14,696
4/23	14,934	15,111
5/23	14,345	14,472
6/23	14,975	15,130
7/23	15,386	15,620
8/23	14,784	15,022
9/23	14,250	14,508
10/23	13,812	13,920
11/23	14,989	15,212
12/23	15,790	16,021
1/24	15,704	16,113
2/24	16,159	16,408
3/24	16,685	16,947
4/24	16,145	16,513
5/24	16,998	17,153
6/24	16,628	16,876
7/24	17,125	17,371
8/24	17,708	17,936
9/24	17,836	18,102
10/24	16,855	17,117
11/24	16,813	17,020
12/24	16,337	16,633
1/25	17,141	17,507
2/25	17,662	17,847
3/25	17,632	17,775
4/25	18,346	18,589
5/25	19,179	19,439
6/25	19,670	19,868
7/25	19,179	19,589
8/25	20,087	20,424

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	13.43%	10.06%	7.22%
MSCI EAFE Index NTR	13.87%	10.15%	7.40%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 30, 2009.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$692,151
  Total Number of Portfolio Holdings699
  Portfolio Turnover Rate 28.1%
  Total Advisory Fees Paid (amount in thousands)$2,436

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.86%
Investment Companies	3.39%
Preferred Stocks	0.31%
Other Assets and LiabilitiesFootnote Reference*	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	21.51%
United Kingdom	13.79%
France	10.21%
Germany	9.80%
Switzerland	9.57%
Australia	6.65%
Netherlands	4.54%
Sweden	3.50%
Spain	3.30%
Italy	3.01%
Hong Kong	2.20%
Denmark	1.95%
Singapore	1.73%
Finland	1.01%
Israel	1.00%
Ireland	0.87%
Belgium	0.80%
Norway	0.59%
New Zealand	0.26%
Austria	0.21%
Other LocationsFootnote Reference*	4.06%
Other Assets and LiabilitiesFootnote Reference†	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.25% on all net assets to 0.22% on the first $3 billion of net assets, 0.18% on the next $3 billion of net assets, and 0.15% on net assets over $6 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV845ARR6-0

Institutional

PISMX

International Small Company Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$118	1.08%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. The Fund’s investments underperformed the MSCI World Ex USA Small Cap Net for the trailing year. Stock selection within the United Kingdom stood out as a key detractor from relative performance led by consumer discretionary. In U.K. discretionary, retail holdings with a focus on athletic footwear and apparel underperformed amid slowing demand from consumers and concerns over slowing product innovation. Healthcare stood out as a detractor during the year from a sector perspective amid profit warnings and continued subdued demand in the cosmetics and medication end markets which impacted the Fund’s healthcare focused container and packaging holding. Europe and Japan stood out as key contributors to relative performance during the year. In Europe, a Swedish aerospace and defense holding and a German steel company holding both benefitted from exposure to the defense industry's outperformance amid increased European demand for military equipment. Japanese industrial companies performed well amid increased demand for offerings within the gas turbine and nuclear infrastructure end markets.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $18,360	MSCI World Ex USA IMI USD Net $20,852	MSCI World Ex USA Small Cap Net $20,920	MSCI World ex USA NTR $20,856
8/15	10,000	10,000	10,000	10,000
9/15	9,709	9,515	9,641	9,495
10/15	10,187	10,210	10,213	10,210
11/15	10,302	10,066	10,191	10,047
12/15	10,209	9,911	10,202	9,867
1/16	9,609	9,219	9,425	9,188
2/16	9,367	9,114	9,475	9,059
3/16	10,073	9,752	10,263	9,674
4/16	10,157	10,065	10,587	9,985
5/16	10,368	9,968	10,600	9,873
6/16	9,936	9,646	10,131	9,573
7/16	10,462	10,134	10,733	10,043
8/16	10,399	10,130	10,643	10,053
9/16	10,778	10,276	10,942	10,175
10/16	10,431	10,061	10,617	9,977
11/16	10,262	9,888	10,355	9,817
12/16	10,345	10,204	10,642	10,138
1/17	10,789	10,516	11,025	10,440
2/17	11,011	10,649	11,237	10,560
3/17	11,212	10,910	11,452	10,828
4/17	11,624	11,164	11,857	11,059
5/17	12,184	11,535	12,247	11,427
6/17	12,163	11,550	12,285	11,438
7/17	12,691	11,903	12,718	11,778
8/17	12,860	11,915	12,825	11,776
9/17	13,304	12,227	13,177	12,081
10/17	13,547	12,394	13,363	12,246
11/17	13,758	12,527	13,552	12,370
12/17	14,046	12,772	13,945	12,592
1/18	14,711	13,368	14,595	13,179
2/18	14,001	12,750	14,028	12,553
3/18	14,046	12,541	13,874	12,336
4/18	14,301	12,815	14,086	12,619
5/18	14,068	12,594	13,986	12,379
6/18	13,746	12,444	13,744	12,244
7/18	13,946	12,714	13,822	12,544
8/18	13,713	12,497	13,727	12,307
9/18	13,657	12,566	13,627	12,403
10/18	12,248	11,538	12,328	11,418
11/18	11,938	11,513	12,207	11,408
12/18	11,203	10,897	11,424	10,818
1/19	12,273	11,696	12,394	11,590
2/19	12,528	11,992	12,679	11,888
3/19	12,576	12,043	12,673	11,948
4/19	12,929	12,382	13,019	12,287
5/19	12,321	11,787	12,336	11,706
6/19	13,038	12,464	12,896	12,401
7/19	12,892	12,327	12,839	12,252
8/19	12,710	12,027	12,541	11,951
9/19	13,014	12,360	12,862	12,286
10/19	13,488	12,775	13,390	12,683
11/19	13,694	12,953	13,694	12,841
12/19	14,193	13,393	14,327	13,251
1/20	13,756	13,115	13,913	12,995
2/20	12,569	11,934	12,556	11,841
3/20	9,883	10,178	10,260	10,169
4/20	10,970	10,954	11,461	10,878
5/20	11,719	11,462	12,265	11,341
6/20	11,994	11,828	12,483	11,729
7/20	12,481	12,162	12,962	12,041
8/20	13,281	12,826	13,907	12,662
9/20	13,181	12,496	13,747	12,306
10/20	12,694	12,017	13,302	11,822
11/20	14,068	13,833	15,134	13,636
12/20	14,987	14,508	16,159	14,256
1/21	14,923	14,371	16,118	14,104
2/21	15,189	14,744	16,585	14,464
3/21	15,695	15,112	16,947	14,833
4/21	16,340	15,610	17,648	15,299
5/21	16,643	16,124	18,045	15,831
6/21	16,365	15,946	17,761	15,670
7/21	16,681	16,073	18,030	15,774
8/21	17,035	16,358	18,514	16,027
9/21	16,226	15,875	17,889	15,567
10/21	16,580	16,324	18,250	16,030
11/21	15,720	15,537	17,228	15,280
12/21	16,218	16,306	17,959	16,056
1/22	15,148	15,526	16,730	15,347
2/22	14,760	15,300	16,581	15,109
3/22	14,607	15,461	16,660	15,284
4/22	13,524	14,437	15,503	14,280
5/22	13,566	14,525	15,399	14,399
6/22	12,191	13,119	13,672	13,044
7/22	13,010	13,807	14,605	13,692
8/22	12,330	13,169	13,973	13,053
9/22	11,136	11,908	12,379	11,845
10/22	11,649	12,546	12,934	12,497
11/22	12,885	13,864	14,177	13,829
12/22	12,663	13,818	14,262	13,761
1/23	13,660	14,940	15,353	14,889
2/23	13,337	14,589	14,977	14,542
3/23	13,506	14,866	14,973	14,865
4/23	13,646	15,266	15,237	15,287
5/23	13,056	14,605	14,604	14,620
6/23	13,618	15,264	15,046	15,315
7/23	14,012	15,784	15,726	15,811
8/23	13,674	15,185	15,199	15,199
9/23	13,028	14,651	14,523	14,687
10/23	12,424	13,998	13,665	14,067
11/23	13,618	15,320	14,990	15,389
12/23	14,329	16,192	16,062	16,230
1/24	14,086	16,214	15,787	16,300
2/24	14,372	16,460	15,833	16,578
3/24	15,031	17,031	16,476	17,138
4/24	14,458	16,574	16,001	16,684
5/24	15,160	17,220	16,701	17,322
6/24	14,673	16,906	16,220	17,035
7/24	15,347	17,492	17,121	17,569
8/24	15,590	18,040	17,442	18,155
9/24	15,834	18,280	17,914	18,356
10/24	14,888	17,332	16,890	17,420
11/24	15,017	17,376	16,950	17,462
12/24	14,485	16,911	16,506	16,993
1/25	15,007	17,710	17,030	17,838
2/25	15,201	17,969	16,962	18,151
3/25	15,364	17,895	17,067	18,047
4/25	16,274	18,734	18,008	18,869
5/25	17,198	19,647	19,069	19,757
6/25	17,868	20,168	19,938	20,221
7/25	17,510	19,958	19,931	19,976
8/25	18,360	20,852	20,920	20,856

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	17.76%	6.69%	6.26%
MSCI World Ex USA IMI USD Net	15.59%	10.21%	7.63%
MSCI World Ex USA Small Cap Net	19.94%	8.51%	7.66%
MSCI World ex USA NTR	14.88%	10.50%	7.63%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2024, the Fund changed its primary broad-based index to the MSCI World Ex USA IMI USD Net. This index is included to meet the recently revised definition of "broad-based securities market index". Prior to that date, the Fund's primary broad-based index was the MSCI World ex USA NTR. The MSCI World Ex USA Small Cap Net is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$507,103
  Total Number of Portfolio Holdings118
  Portfolio Turnover Rate 46.2%
  Total Advisory Fees Paid (amount in thousands)$5,393

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.35%
Investment Companies	1.35%
Other Assets and Liabilities	0.30%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	31.96%
United Kingdom	14.32%
Canada	13.37%
Germany	5.74%
France	5.25%
Australia	5.08%
Italy	3.48%
Israel	3.30%
Denmark	2.14%
Switzerland	1.99%
Netherlands	1.86%
Spain	1.81%
Austria	1.79%
Sweden	1.58%
Singapore	1.57%
Macao	1.19%
Portugal	1.04%
Finland	0.88%
Other LocationsFootnote Reference*	1.35%
Other Assets and Liabilities	0.30%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV847ARI-0

R-6

PFISX

International Small Company Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$113	1.04%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. The Fund’s investments underperformed the MSCI World Ex USA Small Cap Net for the trailing year. Stock selection within the United Kingdom stood out as a key detractor from relative performance led by consumer discretionary. In U.K. discretionary, retail holdings with a focus on athletic footwear and apparel underperformed amid slowing demand from consumers and concerns over slowing product innovation. Healthcare stood out as a detractor during the year from a sector perspective amid profit warnings and continued subdued demand in the cosmetics and medication end markets which impacted the Fund’s healthcare focused container and packaging holding. Europe and Japan stood out as key contributors to relative performance during the year. In Europe, a Swedish aerospace and defense holding and a German steel company holding both benefitted from exposure to the defense industry's outperformance amid increased European demand for military equipment. Japanese industrial companies performed well amid increased demand for offerings within the gas turbine and nuclear infrastructure end markets.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $18,420	MSCI World Ex USA IMI USD Net $20,852	MSCI World Ex USA Small Cap Net $20,920	MSCI World ex USA NTR $20,856
8/15	10,000	10,000	10,000	10,000
9/15	9,698	9,515	9,641	9,495
10/15	10,177	10,210	10,213	10,210
11/15	10,282	10,066	10,191	10,047
12/15	10,189	9,911	10,202	9,867
1/16	9,587	9,219	9,425	9,188
2/16	9,355	9,114	9,475	9,059
3/16	10,052	9,752	10,263	9,674
4/16	10,136	10,065	10,587	9,985
5/16	10,326	9,968	10,600	9,873
6/16	9,893	9,646	10,131	9,573
7/16	10,421	10,134	10,733	10,043
8/16	10,347	10,130	10,643	10,053
9/16	10,727	10,276	10,942	10,175
10/16	10,368	10,061	10,617	9,977
11/16	10,199	9,888	10,355	9,817
12/16	10,272	10,204	10,642	10,138
1/17	10,713	10,516	11,025	10,440
2/17	10,933	10,649	11,237	10,560
3/17	11,133	10,910	11,452	10,828
4/17	11,542	11,164	11,857	11,059
5/17	12,087	11,535	12,247	11,427
6/17	12,108	11,550	12,285	11,438
7/17	12,664	11,903	12,718	11,778
8/17	12,811	11,915	12,825	11,776
9/17	13,252	12,227	13,177	12,081
10/17	13,504	12,394	13,363	12,246
11/17	13,703	12,527	13,552	12,370
12/17	13,990	12,772	13,945	12,592
1/18	14,662	13,368	14,595	13,179
2/18	13,957	12,750	14,028	12,553
3/18	14,001	12,541	13,874	12,336
4/18	14,254	12,815	14,086	12,619
5/18	14,034	12,594	13,986	12,379
6/18	13,703	12,444	13,744	12,244
7/18	13,902	12,714	13,822	12,544
8/18	13,681	12,497	13,727	12,307
9/18	13,626	12,566	13,627	12,403
10/18	12,227	11,538	12,328	11,418
11/18	11,908	11,513	12,207	11,408
12/18	11,175	10,897	11,424	10,818
1/19	12,249	11,696	12,394	11,590
2/19	12,502	11,992	12,679	11,888
3/19	12,551	12,043	12,673	11,948
4/19	12,901	12,382	13,019	12,287
5/19	12,297	11,787	12,336	11,706
6/19	13,009	12,464	12,896	12,401
7/19	12,877	12,327	12,839	12,252
8/19	12,696	12,027	12,541	11,951
9/19	12,997	12,360	12,862	12,286
10/19	13,468	12,775	13,390	12,683
11/19	13,673	12,953	13,694	12,841
12/19	14,170	13,393	14,327	13,251
1/20	13,748	13,115	13,913	12,995
2/20	12,556	11,934	12,556	11,841
3/20	9,873	10,178	10,260	10,169
4/20	10,954	10,954	11,461	10,878
5/20	11,711	11,462	12,265	11,341
6/20	11,984	11,828	12,483	11,729
7/20	12,481	12,162	12,962	12,041
8/20	13,288	12,826	13,907	12,662
9/20	13,177	12,496	13,747	12,306
10/20	12,692	12,017	13,302	11,822
11/20	14,071	13,833	15,134	13,636
12/20	14,982	14,508	16,159	14,256
1/21	14,932	14,371	16,118	14,104
2/21	15,184	14,744	16,585	14,464
3/21	15,699	15,112	16,947	14,833
4/21	16,341	15,610	17,648	15,299
5/21	16,655	16,124	18,045	15,831
6/21	16,379	15,946	17,761	15,670
7/21	16,693	16,073	18,030	15,774
8/21	17,045	16,358	18,514	16,027
9/21	16,240	15,875	17,889	15,567
10/21	16,592	16,324	18,250	16,030
11/21	15,737	15,537	17,228	15,280
12/21	16,235	16,306	17,959	16,056
1/22	15,171	15,526	16,730	15,347
2/22	14,771	15,300	16,581	15,109
3/22	14,632	15,461	16,660	15,284
4/22	13,555	14,437	15,503	14,280
5/22	13,582	14,525	15,399	14,399
6/22	12,201	13,119	13,672	13,044
7/22	13,030	13,807	14,605	13,692
8/22	12,339	13,169	13,973	13,053
9/22	11,150	11,908	12,379	11,845
10/22	11,662	12,546	12,934	12,497
11/22	12,905	13,864	14,177	13,829
12/22	12,682	13,818	14,262	13,761
1/23	13,690	14,940	15,353	14,889
2/23	13,354	14,589	14,977	14,542
3/23	13,536	14,866	14,973	14,865
4/23	13,676	15,266	15,237	15,287
5/23	13,074	14,605	14,604	14,620
6/23	13,648	15,264	15,046	15,315
7/23	14,040	15,784	15,726	15,811
8/23	13,704	15,185	15,199	15,199
9/23	13,060	14,651	14,523	14,687
10/23	12,444	13,998	13,665	14,067
11/23	13,648	15,320	14,990	15,389
12/23	14,362	16,192	16,062	16,230
1/24	14,119	16,214	15,787	16,300
2/24	14,405	16,460	15,833	16,578
3/24	15,076	17,031	16,476	17,138
4/24	14,490	16,574	16,001	16,684
5/24	15,190	17,220	16,701	17,322
6/24	14,719	16,906	16,220	17,035
7/24	15,375	17,492	17,121	17,569
8/24	15,632	18,040	17,442	18,155
9/24	15,875	18,280	17,914	18,356
10/24	14,919	17,332	16,890	17,420
11/24	15,061	17,376	16,950	17,462
12/24	14,513	16,911	16,506	16,993
1/25	15,048	17,710	17,030	17,838
2/25	15,241	17,969	16,962	18,151
3/25	15,404	17,895	17,067	18,047
4/25	16,325	18,734	18,008	18,869
5/25	17,261	19,647	19,069	19,757
6/25	17,930	20,168	19,938	20,221
7/25	17,558	19,958	19,931	19,976
8/25	18,420	20,852	20,920	20,856

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	17.83%	6.75%	6.30%
MSCI World Ex USA IMI USD Net	15.59%	10.21%	7.63%
MSCI World Ex USA Small Cap Net	19.94%	8.51%	7.66%
MSCI World ex USA NTR	14.88%	10.50%	7.63%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 11, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2024, the Fund changed its primary broad-based index to the MSCI World Ex USA IMI USD Net. This index is included to meet the recently revised definition of "broad-based securities market index". Prior to that date, the Fund's primary broad-based index was the MSCI World ex USA NTR. The MSCI World Ex USA Small Cap Net is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$507,103
  Total Number of Portfolio Holdings118
  Portfolio Turnover Rate 46.2%
  Total Advisory Fees Paid (amount in thousands)$5,393

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.35%
Investment Companies	1.35%
Other Assets and Liabilities	0.30%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	31.96%
United Kingdom	14.32%
Canada	13.37%
Germany	5.74%
France	5.25%
Australia	5.08%
Italy	3.48%
Israel	3.30%
Denmark	2.14%
Switzerland	1.99%
Netherlands	1.86%
Spain	1.81%
Austria	1.79%
Sweden	1.58%
Singapore	1.57%
Macao	1.19%
Portugal	1.04%
Finland	0.88%
Other LocationsFootnote Reference*	1.35%
Other Assets and Liabilities	0.30%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV847ARR6-0

Class A

PMOAX

Opportunistic Municipal Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.07%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities. It invests in other debt obligations, including (but not limited to) taxable municipal obligations; U.S. Treasury securities; obligations of the U.S. government, its agencies, and instrumentalities; and exchange-traded funds (ETFs) to gain exposure to the municipal market. The municipal market has experienced many uncertainties this year. A primary challenge was whether the new administration would eliminate the exemption status to chip away at a growing budget deficit. Additionally, issuance was above average resulting in elevated yields. This created an environment where it was only a matter of time before both traditional and cross-over investors would capitalize on the opportunity. The Fund effectively toggled between investment and below-investment grade paper. Considering the multitude of risks, the Fund was managed conservatively. Although the Fund allows a large percentage of high-yield holdings, most purchases stress high quality names possessing liquidity. Even the lower quality names acquired were essential services possessing substantial moats versus their sectors. Additionally, the Fund’s duration risk was below Bloomberg Municipal Bond Index. The Fund has gradually added risk especially after the precipitous drop in money market yields. There is certainly a struggle on whether inflation or recession is a larger risk. However, the characteristics of municipal credit should allow the Fund to prosper in either scenario.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $12,641	Bloomberg Municipal Bond Index $12,405
8/15	9,623	10,000
9/15	9,727	10,072
10/15	9,797	10,112
11/15	9,893	10,153
12/15	10,030	10,224
1/16	10,124	10,346
2/16	10,085	10,362
3/16	10,212	10,395
4/16	10,367	10,472
5/16	10,464	10,500
6/16	10,725	10,667
7/16	10,715	10,673
8/16	10,772	10,688
9/16	10,704	10,634
10/16	10,536	10,523
11/16	9,917	10,130
12/16	10,000	10,249
1/17	10,050	10,317
2/17	10,169	10,389
3/17	10,245	10,411
4/17	10,355	10,487
5/17	10,547	10,653
6/17	10,541	10,615
7/17	10,632	10,701
8/17	10,786	10,782
9/17	10,780	10,727
10/17	10,833	10,754
11/17	10,855	10,696
12/17	11,013	10,808
1/18	10,892	10,681
2/18	10,862	10,649
3/18	10,939	10,688
4/18	10,931	10,650
5/18	11,080	10,772
6/18	11,073	10,781
7/18	11,097	10,807
8/18	11,150	10,835
9/18	11,088	10,765
10/18	10,968	10,698
11/18	11,038	10,817
12/18	11,159	10,946
1/19	11,238	11,029
2/19	11,336	11,088
3/19	11,610	11,263
4/19	11,689	11,306
5/19	11,902	11,462
6/19	11,957	11,504
7/19	12,059	11,597
8/19	12,305	11,780
9/19	12,227	11,685
10/19	12,261	11,706
11/19	12,295	11,735
12/19	12,341	11,771
1/20	12,597	11,983
2/20	12,847	12,137
3/20	11,391	11,697
4/20	11,033	11,550
5/20	11,559	11,918
6/20	12,031	12,016
7/20	12,360	12,218
8/20	12,381	12,161
9/20	12,406	12,163
10/20	12,399	12,127
11/20	12,671	12,310
12/20	12,882	12,385
1/21	13,110	12,464
2/21	12,879	12,266
3/21	12,998	12,341
4/21	13,221	12,445
5/21	13,406	12,482
6/21	13,592	12,516
7/21	13,733	12,620
8/21	13,673	12,574
9/21	13,518	12,483
10/21	13,470	12,446
11/21	13,655	12,552
12/21	13,702	12,573
1/22	13,285	12,229
2/22	13,078	12,185
3/22	12,544	11,790
4/22	12,023	11,464
5/22	12,099	11,634
6/22	11,708	11,443
7/22	12,133	11,746
8/22	11,838	11,488
9/22	11,203	11,047
10/22	10,975	10,955
11/22	11,525	11,468
12/22	11,508	11,501
1/23	11,926	11,831
2/23	11,582	11,564
3/23	11,712	11,820
4/23	11,774	11,793
5/23	11,791	11,691
6/23	11,947	11,808
7/23	11,987	11,855
8/23	11,877	11,684
9/23	11,567	11,342
10/23	11,320	11,245
11/23	11,995	11,959
12/23	12,371	12,237
1/24	12,387	12,174
2/24	12,491	12,190
3/24	12,575	12,190
4/24	12,439	12,039
5/24	12,515	12,003
6/24	12,715	12,187
7/24	12,803	12,298
8/24	12,933	12,395
9/24	13,040	12,518
10/24	12,848	12,335
11/24	13,066	12,549
12/24	12,914	12,366
1/25	12,978	12,428
2/25	13,141	12,551
3/25	12,906	12,338
4/25	12,700	12,239
5/25	12,673	12,247
6/25	12,722	12,323
7/25	12,543	12,298
8/25	12,641	12,405

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	-2.26%	0.42%	2.77%
Class A Shares Including Sales Charge	-5.90%	-0.35%	2.37%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$158,673
  Total Number of Portfolio Holdings142
  Portfolio Turnover Rate 85.7%
  Total Advisory Fees Paid (amount in thousands)$719

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	107.99%
Investment Companies	0.12%
Other Assets and LiabilitiesFootnote Reference*	(8.11)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
New York	15.76%
California	14.24%
Florida	11.00%
Texas	7.04%
Illinois	6.79%
Alabama	6.16%
Utah	6.08%
Georgia	4.38%
Wisconsin	4.30%
Pennsylvania	4.17%
Louisiana	3.94%
Ohio	3.54%
Puerto Rico	2.76%
Arkansas	2.53%
Arizona	1.71%
Nevada	1.27%
New Hampshire	1.22%
Virginia	1.15%
Connecticut	1.08%
Tennessee	0.98%
Other StatesFootnote Reference*	8.01%
Other Assets and LiabilitiesFootnote Reference†	(8.11)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV885ARA-0

Institutional

POMFX

Opportunistic Municipal Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	0.80%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities. It invests in other debt obligations, including (but not limited to) taxable municipal obligations; U.S. Treasury securities; obligations of the U.S. government, its agencies, and instrumentalities; and exchange-traded funds (ETFs) to gain exposure to the municipal market. The municipal market has experienced many uncertainties this year. A primary challenge was whether the new administration would eliminate the exemption status to chip away at a growing budget deficit. Additionally, issuance was above average resulting in elevated yields. This created an environment where it was only a matter of time before both traditional and cross-over investors would capitalize on the opportunity. The Fund effectively toggled between investment and below-investment grade paper. Considering the multitude of risks, the Fund was managed conservatively. Although the Fund allows a large percentage of high-yield holdings, most purchases stress high quality names possessing liquidity. Even the lower quality names acquired were essential services possessing substantial moats versus their sectors. Additionally, the Fund’s duration risk was below Bloomberg Municipal Bond Index. The Fund has gradually added risk especially after the precipitous drop in money market yields. There is certainly a struggle on whether inflation or recession is a larger risk. However, the characteristics of municipal credit should allow the Fund to prosper in either scenario.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $13,511	Bloomberg Municipal Bond Index $12,405
8/15	10,000	10,000
9/15	10,110	10,072
10/15	10,176	10,112
11/15	10,287	10,153
12/15	10,423	10,224
1/16	10,532	10,346
2/16	10,484	10,362
3/16	10,628	10,395
4/16	10,791	10,472
5/16	10,895	10,500
6/16	11,169	10,667
7/16	11,161	10,673
8/16	11,223	10,688
9/16	11,154	10,634
10/16	10,981	10,523
11/16	10,338	10,130
12/16	10,417	10,249
1/17	10,471	10,317
2/17	10,597	10,389
3/17	10,690	10,411
4/17	10,806	10,487
5/17	11,020	10,653
6/17	11,017	10,615
7/17	11,104	10,701
8/17	11,276	10,782
9/17	11,262	10,727
10/17	11,319	10,754
11/17	11,345	10,696
12/17	11,512	10,808
1/18	11,400	10,681
2/18	11,359	10,649
3/18	11,454	10,688
4/18	11,437	10,650
5/18	11,596	10,772
6/18	11,592	10,781
7/18	11,631	10,807
8/18	11,689	10,835
9/18	11,626	10,765
10/18	11,492	10,698
11/18	11,569	10,817
12/18	11,710	10,946
1/19	11,795	11,029
2/19	11,900	11,088
3/19	12,190	11,263
4/19	12,265	11,306
5/19	12,503	11,462
6/19	12,563	11,504
7/19	12,674	11,597
8/19	12,923	11,780
9/19	12,844	11,685
10/19	12,883	11,706
11/19	12,922	11,735
12/19	12,984	11,771
1/20	13,245	11,983
2/20	13,523	12,137
3/20	11,994	11,697
4/20	11,608	11,550
5/20	12,177	11,918
6/20	12,664	12,016
7/20	13,014	12,218
8/20	13,051	12,161
9/20	13,080	12,163
10/20	13,076	12,127
11/20	13,366	12,310
12/20	13,579	12,385
1/21	13,835	12,464
2/21	13,582	12,266
3/21	13,723	12,341
4/21	13,962	12,445
5/21	14,160	12,482
6/21	14,360	12,516
7/21	14,500	12,620
8/21	14,452	12,574
9/21	14,292	12,483
10/21	14,245	12,446
11/21	14,443	12,552
12/21	14,497	12,573
1/22	14,047	12,229
2/22	13,843	12,185
3/22	13,281	11,790
4/22	12,721	11,464
5/22	12,804	11,634
6/22	12,406	11,443
7/22	12,846	11,746
8/22	12,537	11,488
9/22	11,880	11,047
10/22	11,641	10,955
11/22	12,227	11,468
12/22	12,212	11,501
1/23	12,645	11,831
2/23	12,282	11,564
3/23	12,424	11,820
4/23	12,506	11,793
5/23	12,513	11,691
6/23	12,695	11,808
7/23	12,740	11,855
8/23	12,627	11,684
9/23	12,300	11,342
10/23	12,040	11,245
11/23	12,760	11,959
12/23	13,149	12,237
1/24	13,183	12,174
2/24	13,297	12,190
3/24	13,390	12,190
4/24	13,248	12,039
5/24	13,318	12,003
6/24	13,547	12,187
7/24	13,644	12,298
8/24	13,786	12,395
9/24	13,903	12,518
10/24	13,701	12,335
11/24	13,937	12,549
12/24	13,779	12,366
1/25	13,850	12,428
2/25	14,027	12,551
3/25	13,779	12,338
4/25	13,563	12,239
5/25	13,523	12,247
6/25	13,592	12,323
7/25	13,405	12,298
8/25	13,511	12,405

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	-2.00%	0.70%	3.06%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$158,673
  Total Number of Portfolio Holdings142
  Portfolio Turnover Rate 85.7%
  Total Advisory Fees Paid (amount in thousands)$719

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	107.99%
Investment Companies	0.12%
Other Assets and LiabilitiesFootnote Reference*	(8.11)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
New York	15.76%
California	14.24%
Florida	11.00%
Texas	7.04%
Illinois	6.79%
Alabama	6.16%
Utah	6.08%
Georgia	4.38%
Wisconsin	4.30%
Pennsylvania	4.17%
Louisiana	3.94%
Ohio	3.54%
Puerto Rico	2.76%
Arkansas	2.53%
Arizona	1.71%
Nevada	1.27%
New Hampshire	1.22%
Virginia	1.15%
Connecticut	1.08%
Tennessee	0.98%
Other StatesFootnote Reference*	8.01%
Other Assets and LiabilitiesFootnote Reference†	(8.11)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV885ARI-0

Class A

PMDAX

Small-MidCap Dividend Income Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.12%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma Inc (WSM) helped performance as the company improved its margin structure, store efficiency, and drove e-commerce sales.  Comfort Systems USA (FIX) beat expectations with earnings rising significantly year over year, strong same store revenue growth and an impressive backlog. Raymond James Financial (RJF) benefited from investor enthusiasm for banks and a strong balance sheet.  Not owning Robinhood Markets Inc (HOOD) detracted from results.  Select Medical Holdings Corp (SEM) hindered results as margins were pressured due to reimbursement headwinds. Finally, Brunswick Corporation (BC) lagged as the marine industry is in the midst of an inventory correction driven by higher interest rates and softening boat demand.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $23,033	Russell 3000 Index $37,020	Russell 2500 Value Index $24,063
8/15	9,451	10,000	10,000
9/15	9,199	9,709	9,647
10/15	9,915	10,475	10,219
11/15	10,049	10,534	10,391
12/15	9,734	10,317	9,915
1/16	9,227	9,735	9,307
2/16	9,342	9,732	9,407
3/16	10,211	10,417	10,245
4/16	10,512	10,482	10,444
5/16	10,758	10,669	10,629
6/16	10,805	10,691	10,692
7/16	11,339	11,116	11,179
8/16	11,587	11,144	11,279
9/16	11,564	11,161	11,353
10/16	11,392	10,920	11,013
11/16	12,209	11,409	12,069
12/16	12,624	11,631	12,413
1/17	12,845	11,850	12,481
2/17	13,161	12,291	12,714
3/17	13,043	12,299	12,615
4/17	13,161	12,430	12,602
5/17	12,987	12,557	12,328
6/17	13,240	12,670	12,656
7/17	13,383	12,909	12,754
8/17	13,114	12,934	12,533
9/17	13,765	13,249	13,141
10/17	13,884	13,538	13,212
11/17	14,249	13,950	13,645
12/17	14,258	14,089	13,699
1/18	14,525	14,832	13,872
2/18	13,775	14,285	13,191
3/18	13,807	13,998	13,336
4/18	13,916	14,051	13,481
5/18	14,309	14,448	14,035
6/18	14,287	14,543	14,110
7/18	14,689	15,025	14,390
8/18	14,940	15,553	14,717
9/18	14,650	15,579	14,487
10/18	13,348	14,431	13,248
11/18	13,726	14,720	13,498
12/18	12,279	13,350	12,006
1/19	13,608	14,496	13,348
2/19	13,843	15,006	13,765
3/19	13,711	15,225	13,581
4/19	14,192	15,833	14,057
5/19	13,123	14,809	12,997
6/19	14,056	15,849	13,838
7/19	14,164	16,084	13,928
8/19	13,770	15,757	13,250
9/19	14,505	16,033	13,856
10/19	14,604	16,378	14,056
11/19	14,882	17,001	14,401
12/19	15,350	17,492	14,836
1/20	14,747	17,473	14,295
2/20	13,151	16,042	12,917
3/20	9,811	13,836	9,696
4/20	11,044	15,668	10,978
5/20	11,478	16,506	11,480
6/20	11,698	16,884	11,693
7/20	11,971	17,842	12,045
8/20	12,042	19,135	12,592
9/20	11,466	18,438	12,108
10/20	11,862	18,040	12,381
11/20	13,516	20,235	14,547
12/20	14,342	21,145	15,559
1/21	14,434	21,051	15,903
2/21	15,493	21,709	17,318
3/21	16,311	22,487	18,178
4/21	17,169	23,647	18,958
5/21	17,363	23,754	19,343
6/21	17,033	24,340	19,087
7/21	17,207	24,752	18,808
8/21	17,391	25,458	19,204
9/21	17,020	24,315	18,692
10/21	18,024	25,960	19,580
11/21	17,655	25,565	18,898
12/21	18,649	26,571	19,882
1/22	17,868	25,008	18,871
2/22	17,838	24,378	19,179
3/22	17,753	25,169	19,583
4/22	16,600	22,910	18,256
5/22	17,249	22,879	18,605
6/22	15,724	20,965	16,569
7/22	17,294	22,932	18,173
8/22	16,468	22,076	17,603
9/22	14,957	20,029	15,823
10/22	16,367	21,672	17,493
11/22	17,228	22,803	18,372
12/22	16,425	21,468	17,280
1/23	17,870	22,946	19,007
2/23	17,563	22,410	18,469
3/23	16,772	23,009	17,521
4/23	16,837	23,254	17,288
5/23	16,211	23,345	16,794
6/23	17,857	24,939	18,287
7/23	18,684	25,833	19,359
8/23	18,132	25,334	18,614
9/23	17,087	24,128	17,618
10/23	16,357	23,488	16,629
11/23	17,750	25,678	18,138
12/23	19,470	27,040	20,042
1/24	19,178	27,340	19,479
2/24	20,029	28,820	20,260
3/24	21,084	29,749	21,258
4/24	19,803	28,440	19,922
5/24	20,421	29,784	20,761
6/24	20,121	30,706	20,343
7/24	21,621	31,277	21,991
8/24	21,644	31,958	21,990
9/24	21,838	32,619	22,302
10/24	21,623	32,379	22,021
11/24	23,500	34,533	23,963
12/24	21,564	33,478	22,243
1/25	22,382	34,535	23,000
2/25	21,856	33,873	22,150
3/25	20,795	31,897	20,946
4/25	20,033	31,683	20,340
5/25	20,983	33,691	21,501
6/25	21,727	35,403	22,473
7/25	22,115	36,183	22,863
8/25	23,033	37,020	24,063

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.42%	13.85%	9.32%
Class A Shares Including Sales Charge	0.55%	12.57%	8.70%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2500 Value Index	9.43%	13.83%	9.18%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,618,543
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate 25.9%
  Total Advisory Fees Paid (amount in thousands)$12,587

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.72%
Investment Companies	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	31.25%
Industrial	22.09%
Consumer, Non-cyclical	11.95%
Consumer, Cyclical	10.69%
Technology	7.90%
Energy	5.07%
Utilities	4.87%
Basic Materials	2.79%
Communications	2.11%
Money Market Funds	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV898ARA-0

Class C

PMDDX

Small-MidCap Dividend Income Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.87%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma Inc (WSM) helped performance as the company improved its margin structure, store efficiency, and drove e-commerce sales.  Comfort Systems USA (FIX) beat expectations with earnings rising significantly year over year, strong same store revenue growth and an impressive backlog. Raymond James Financial (RJF) benefited from investor enthusiasm for banks and a strong balance sheet.  Not owning Robinhood Markets Inc (HOOD) detracted from results.  Select Medical Holdings Corp (SEM) hindered results as margins were pressured due to reimbursement headwinds. Finally, Brunswick Corporation (BC) lagged as the marine industry is in the midst of an inventory correction driven by higher interest rates and softening boat demand.

How did the Fund perform over the last 10 years?

	Class C Shares with maximum sales charge $22,943	Russell 3000 Index $37,020	Russell 2500 Value Index $24,063
8/15	10,000	10,000	10,000
9/15	9,718	9,709	9,647
10/15	10,471	10,475	10,219
11/15	10,606	10,534	10,391
12/15	10,269	10,317	9,915
1/16	9,723	9,735	9,307
2/16	9,845	9,732	9,407
3/16	10,746	10,417	10,245
4/16	11,065	10,482	10,444
5/16	11,310	10,669	10,629
6/16	11,354	10,691	10,692
7/16	11,911	11,116	11,179
8/16	12,157	11,144	11,279
9/16	12,133	11,161	11,353
10/16	11,936	10,920	11,013
11/16	12,789	11,409	12,069
12/16	13,212	11,631	12,413
1/17	13,436	11,850	12,481
2/17	13,760	12,291	12,714
3/17	13,627	12,299	12,615
4/17	13,744	12,430	12,602
5/17	13,553	12,557	12,328
6/17	13,802	12,670	12,656
7/17	13,943	12,909	12,754
8/17	13,661	12,934	12,533
9/17	14,329	13,249	13,141
10/17	14,445	13,538	13,212
11/17	14,812	13,950	13,645
12/17	14,817	14,089	13,699
1/18	15,087	14,832	13,872
2/18	14,302	14,285	13,191
3/18	14,329	13,998	13,336
4/18	14,425	14,051	13,481
5/18	14,827	14,448	14,035
6/18	14,793	14,543	14,110
7/18	15,195	15,025	14,390
8/18	15,448	15,553	14,717
9/18	15,144	15,579	14,487
10/18	13,788	14,431	13,248
11/18	14,173	14,720	13,498
12/18	12,665	13,350	12,006
1/19	14,028	14,496	13,348
2/19	14,262	15,006	13,765
3/19	14,112	15,225	13,581
4/19	14,601	15,833	14,057
5/19	13,490	14,809	12,997
6/19	14,441	15,849	13,838
7/19	14,554	16,084	13,928
8/19	14,134	15,757	13,250
9/19	14,880	16,033	13,856
10/19	14,962	16,378	14,056
11/19	15,249	17,001	14,401
12/19	15,712	17,492	14,836
1/20	15,089	17,473	14,295
2/20	13,451	16,042	12,917
3/20	10,034	13,836	9,696
4/20	11,283	15,668	10,978
5/20	11,710	16,506	11,480
6/20	11,928	16,884	11,693
7/20	12,199	17,842	12,045
8/20	12,261	19,135	12,592
9/20	11,665	18,438	12,108
10/20	12,072	18,040	12,381
11/20	13,740	20,235	14,547
12/20	14,568	21,145	15,559
1/21	14,652	21,051	15,903
2/21	15,717	21,709	17,318
3/21	16,541	22,487	18,178
4/21	17,399	23,647	18,958
5/21	17,587	23,754	19,343
6/21	17,242	24,340	19,087
7/21	17,410	24,752	18,808
8/21	17,587	25,458	19,204
9/21	17,200	24,315	18,692
10/21	18,205	25,960	19,580
11/21	17,818	25,565	18,898
12/21	18,818	26,571	19,882
1/22	18,012	25,008	18,871
2/22	17,970	24,378	19,179
3/22	17,874	25,169	19,583
4/22	16,700	22,910	18,256
5/22	17,340	22,879	18,605
6/22	15,793	20,965	16,569
7/22	17,378	22,932	18,173
8/22	16,517	22,076	17,603
9/22	15,004	20,029	15,823
10/22	16,403	21,672	17,493
11/22	17,254	22,803	18,372
12/22	16,446	21,468	17,280
1/23	17,875	22,946	19,007
2/23	17,565	22,410	18,469
3/23	16,765	23,009	17,521
4/23	16,820	23,254	17,288
5/23	16,177	23,345	16,794
6/23	17,816	24,939	18,287
7/23	18,627	25,833	19,359
8/23	18,060	25,334	18,614
9/23	17,020	24,128	17,618
10/23	16,293	23,488	16,629
11/23	17,681	25,678	18,138
12/23	19,394	27,040	20,042
1/24	19,104	27,340	19,479
2/24	19,952	28,820	20,260
3/24	21,002	29,749	21,258
4/24	19,726	28,440	19,922
5/24	20,342	29,784	20,761
6/24	20,043	30,706	20,343
7/24	21,537	31,277	21,991
8/24	21,560	31,958	21,990
9/24	21,753	32,619	22,302
10/24	21,539	32,379	22,021
11/24	23,409	34,533	23,963
12/24	21,480	33,478	22,243
1/25	22,295	34,535	23,000
2/25	21,771	33,873	22,150
3/25	20,715	31,897	20,946
4/25	19,956	31,683	20,340
5/25	20,902	33,691	21,501
6/25	21,643	35,403	22,473
7/25	22,029	36,183	22,863
8/25	22,943	37,020	24,063

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	5.64%	13.02%	8.66%
Class C Shares Including Sales Charge	4.64%	13.02%	8.66%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2500 Value Index	9.43%	13.83%	9.18%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,618,543
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate 25.9%
  Total Advisory Fees Paid (amount in thousands)$12,587

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.72%
Investment Companies	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	31.25%
Industrial	22.09%
Consumer, Non-cyclical	11.95%
Consumer, Cyclical	10.69%
Technology	7.90%
Energy	5.07%
Utilities	4.87%
Basic Materials	2.79%
Communications	2.11%
Money Market Funds	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV898ARC-0

Institutional

PMDIX

Small-MidCap Dividend Income Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	0.85%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma Inc (WSM) helped performance as the company improved its margin structure, store efficiency, and drove e-commerce sales.  Comfort Systems USA (FIX) beat expectations with earnings rising significantly year over year, strong same store revenue growth and an impressive backlog. Raymond James Financial (RJF) benefited from investor enthusiasm for banks and a strong balance sheet.  Not owning Robinhood Markets Inc (HOOD) detracted from results.  Select Medical Holdings Corp (SEM) hindered results as margins were pressured due to reimbursement headwinds. Finally, Brunswick Corporation (BC) lagged as the marine industry is in the midst of an inventory correction driven by higher interest rates and softening boat demand.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $25,058	Russell 3000 Index $37,020	Russell 2500 Value Index $24,063
8/15	10,000	10,000	10,000
9/15	9,728	9,709	9,647
10/15	10,491	10,475	10,219
11/15	10,633	10,534	10,391
12/15	10,309	10,317	9,915
1/16	9,775	9,735	9,307
2/16	9,896	9,732	9,407
3/16	10,822	10,417	10,245
4/16	11,148	10,482	10,444
5/16	11,409	10,669	10,629
6/16	11,459	10,691	10,692
7/16	12,032	11,116	11,179
8/16	12,294	11,144	11,279
9/16	12,278	11,161	11,353
10/16	12,097	10,920	11,013
11/16	12,968	11,409	12,069
12/16	13,407	11,631	12,413
1/17	13,650	11,850	12,481
2/17	13,984	12,291	12,714
3/17	13,868	12,299	12,615
4/17	13,994	12,430	12,602
5/17	13,810	12,557	12,328
6/17	14,079	12,670	12,656
7/17	14,239	12,909	12,754
8/17	13,962	12,934	12,533
9/17	14,656	13,249	13,141
10/17	14,791	13,538	13,212
11/17	15,178	13,950	13,645
12/17	15,190	14,089	13,699
1/18	15,491	14,832	13,872
2/18	14,695	14,285	13,191
3/18	14,730	13,998	13,336
4/18	14,845	14,051	13,481
5/18	15,271	14,448	14,035
6/18	15,241	14,543	14,110
7/18	15,677	15,025	14,390
8/18	15,944	15,553	14,717
9/18	15,647	15,579	14,487
10/18	14,262	14,431	13,248
11/18	14,673	14,720	13,498
12/18	13,116	13,350	12,006
1/19	14,551	14,496	13,348
2/19	14,800	15,006	13,765
3/19	14,659	15,225	13,581
4/19	15,170	15,833	14,057
5/19	14,032	14,809	12,997
6/19	15,046	15,849	13,838
7/19	15,162	16,084	13,928
8/19	14,742	15,757	13,250
9/19	15,535	16,033	13,856
10/19	15,641	16,378	14,056
11/19	15,946	17,001	14,401
12/19	16,446	17,492	14,836
1/20	15,815	17,473	14,295
2/20	14,103	16,042	12,917
3/20	10,521	13,836	9,696
4/20	11,847	15,668	10,978
5/20	12,311	16,506	11,480
6/20	12,553	16,884	11,693
7/20	12,844	17,842	12,045
8/20	12,920	19,135	12,592
9/20	12,315	18,438	12,108
10/20	12,737	18,040	12,381
11/20	14,515	20,235	14,547
12/20	15,408	21,145	15,559
1/21	15,506	21,051	15,903
2/21	16,649	21,709	17,318
3/21	17,530	22,487	18,178
4/21	18,459	23,647	18,958
5/21	18,678	23,754	19,343
6/21	18,326	24,340	19,087
7/21	18,512	24,752	18,808
8/21	18,719	25,458	19,204
9/21	18,324	24,315	18,692
10/21	19,410	25,960	19,580
11/21	19,015	25,565	18,898
12/21	20,094	26,571	19,882
1/22	19,257	25,008	18,871
2/22	19,224	24,378	19,179
3/22	19,145	25,169	19,583
4/22	17,897	22,910	18,256
5/22	18,604	22,879	18,605
6/22	16,960	20,965	16,569
7/22	18,667	22,932	18,173
8/22	17,769	22,076	17,603
9/22	16,148	20,029	15,823
10/22	17,674	21,672	17,493
11/22	18,609	22,803	18,372
12/22	17,749	21,468	17,280
1/23	19,301	22,946	19,007
2/23	18,983	22,410	18,469
3/23	18,133	23,009	17,521
4/23	18,204	23,254	17,288
5/23	17,531	23,345	16,794
6/23	19,312	24,939	18,287
7/23	20,213	25,833	19,359
8/23	19,620	25,334	18,614
9/23	18,497	24,128	17,618
10/23	17,711	23,488	16,629
11/23	19,223	25,678	18,138
12/23	21,086	27,040	20,042
1/24	20,772	27,340	19,479
2/24	21,701	28,820	20,260
3/24	22,850	29,749	21,258
4/24	21,470	28,440	19,922
5/24	22,136	29,784	20,761
6/24	21,828	30,706	20,343
7/24	23,445	31,277	21,991
8/24	23,494	31,958	21,990
9/24	23,706	32,619	22,302
10/24	23,474	32,379	22,021
11/24	25,524	34,533	23,963
12/24	23,427	33,478	22,243
1/25	24,310	34,535	23,000
2/25	23,743	33,873	22,150
3/25	22,600	31,897	20,946
4/25	21,777	31,683	20,340
5/25	22,803	33,691	21,501
6/25	23,635	35,403	22,473
7/25	24,054	36,183	22,863
8/25	25,058	37,020	24,063

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	6.66%	14.17%	9.62%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2500 Value Index	9.43%	13.83%	9.18%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,618,543
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate 25.9%
  Total Advisory Fees Paid (amount in thousands)$12,587

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.72%
Investment Companies	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	31.25%
Industrial	22.09%
Consumer, Non-cyclical	11.95%
Consumer, Cyclical	10.69%
Technology	7.90%
Energy	5.07%
Utilities	4.87%
Basic Materials	2.79%
Communications	2.11%
Money Market Funds	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV898ARI-0

R-6

PMDHX

Small-MidCap Dividend Income Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$81	0.78%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma Inc (WSM) helped performance as the company improved its margin structure, store efficiency, and drove e-commerce sales.  Comfort Systems USA (FIX) beat expectations with earnings rising significantly year over year, strong same store revenue growth and an impressive backlog. Raymond James Financial (RJF) benefited from investor enthusiasm for banks and a strong balance sheet.  Not owning Robinhood Markets Inc (HOOD) detracted from results.  Select Medical Holdings Corp (SEM) hindered results as margins were pressured due to reimbursement headwinds. Finally, Brunswick Corporation (BC) lagged as the marine industry is in the midst of an inventory correction driven by higher interest rates and softening boat demand.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $25,225	Russell 3000 Index $37,020	Russell 2500 Value Index $24,063
8/15	10,000	10,000	10,000
9/15	9,728	9,709	9,647
10/15	10,491	10,475	10,219
11/15	10,633	10,534	10,391
12/15	10,309	10,317	9,915
1/16	9,774	9,735	9,307
2/16	9,896	9,732	9,407
3/16	10,822	10,417	10,245
4/16	11,147	10,482	10,444
5/16	11,408	10,669	10,629
6/16	11,457	10,691	10,692
7/16	12,030	11,116	11,179
8/16	12,292	11,144	11,279
9/16	12,274	11,161	11,353
10/16	12,093	10,920	11,013
11/16	12,963	11,409	12,069
12/16	13,401	11,631	12,413
1/17	13,643	11,850	12,481
2/17	13,977	12,291	12,714
3/17	13,862	12,299	12,615
4/17	13,987	12,430	12,602
5/17	13,803	12,557	12,328
6/17	14,082	12,670	12,656
7/17	14,241	12,909	12,754
8/17	13,964	12,934	12,533
9/17	14,653	13,249	13,141
10/17	14,787	13,538	13,212
11/17	15,183	13,950	13,645
12/17	15,190	14,089	13,699
1/18	15,491	14,832	13,872
2/18	14,704	14,285	13,191
3/18	14,773	13,998	13,336
4/18	14,888	14,051	13,481
5/18	15,305	14,448	14,035
6/18	15,281	14,543	14,110
7/18	15,707	15,025	14,390
8/18	15,974	15,553	14,717
9/18	15,673	15,579	14,487
10/18	14,283	14,431	13,248
11/18	14,693	14,720	13,498
12/18	13,143	13,350	12,006
1/19	14,573	14,496	13,348
2/19	14,833	15,006	13,765
3/19	14,683	15,225	13,581
4/19	15,204	15,833	14,057
5/19	14,069	14,809	12,997
6/19	15,073	15,849	13,838
7/19	15,198	16,084	13,928
8/19	14,769	15,757	13,250
9/19	15,574	16,033	13,856
10/19	15,679	16,378	14,056
11/19	15,984	17,001	14,401
12/19	16,486	17,492	14,836
1/20	15,845	17,473	14,295
2/20	14,137	16,042	12,917
3/20	10,555	13,836	9,696
4/20	11,879	15,668	10,978
5/20	12,352	16,506	11,480
6/20	12,595	16,884	11,693
7/20	12,886	17,842	12,045
8/20	12,961	19,135	12,592
9/20	12,349	18,438	12,108
10/20	12,782	18,040	12,381
11/20	14,567	20,235	14,547
12/20	15,461	21,145	15,559
1/21	15,559	21,051	15,903
2/21	16,712	21,709	17,318
3/21	17,596	22,487	18,178
4/21	18,523	23,647	18,958
5/21	18,742	23,754	19,343
6/21	18,393	24,340	19,087
7/21	18,590	24,752	18,808
8/21	18,798	25,458	19,204
9/21	18,406	24,315	18,692
10/21	19,490	25,960	19,580
11/21	19,096	25,565	18,898
12/21	20,177	26,571	19,882
1/22	19,341	25,008	18,871
2/22	19,297	24,378	19,179
3/22	19,220	25,169	19,583
4/22	17,973	22,910	18,256
5/22	18,679	22,879	18,605
6/22	17,028	20,965	16,569
7/22	18,745	22,932	18,173
8/22	17,847	22,076	17,603
9/22	16,218	20,029	15,823
10/22	17,755	21,672	17,493
11/22	18,690	22,803	18,372
12/22	17,832	21,468	17,280
1/23	19,394	22,946	19,007
2/23	19,066	22,410	18,469
3/23	18,218	23,009	17,521
4/23	18,289	23,254	17,288
5/23	17,616	23,345	16,794
6/23	19,411	24,939	18,287
7/23	20,324	25,833	19,359
8/23	19,719	25,334	18,614
9/23	18,588	24,128	17,618
10/23	17,803	23,488	16,629
11/23	19,326	25,678	18,138
12/23	21,203	27,040	20,042
1/24	20,890	27,340	19,479
2/24	21,818	28,820	20,260
3/24	22,971	29,749	21,258
4/24	21,579	28,440	19,922
5/24	22,257	29,784	20,761
6/24	21,952	30,706	20,343
7/24	23,582	31,277	21,991
8/24	23,618	31,958	21,990
9/24	23,834	32,619	22,302
10/24	23,614	32,379	22,021
11/24	25,664	34,533	23,963
12/24	23,560	33,478	22,243
1/25	24,456	34,535	23,000
2/25	23,888	33,873	22,150
3/25	22,736	31,897	20,946
4/25	21,913	31,683	20,340
5/25	22,952	33,691	21,501
6/25	23,775	35,403	22,473
7/25	24,208	36,183	22,863
8/25	25,225	37,020	24,063

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	6.80%	14.24%	9.69%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2500 Value Index	9.43%	13.83%	9.18%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 6, 2011.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,618,543
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate 25.9%
  Total Advisory Fees Paid (amount in thousands)$12,587

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.72%
Investment Companies	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	31.25%
Industrial	22.09%
Consumer, Non-cyclical	11.95%
Consumer, Cyclical	10.69%
Technology	7.90%
Energy	5.07%
Utilities	4.87%
Basic Materials	2.79%
Communications	2.11%
Money Market Funds	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV898ARR6-0

Class A

PPSAX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.04%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1year ago. Allocation and security selection within the Banking Industry were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index. Insurance and Financial Services contributed positively. Underweights in Electric Utilities and Pipelines contributed positively but detracted from relative performance due to underweights. Telecommunications and Real Estate Investment Trusts detracted. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

How did the Fund perform over the last 10 years?

	Class A Shares with maximum sales charge $14,547	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	9,624	10,000	10,000
9/15	9,606	10,051	10,007
10/15	9,757	10,072	10,178
11/15	9,774	9,905	10,220
12/15	9,792	9,958	10,234
1/16	9,754	10,044	10,199
2/16	9,609	10,268	10,090
3/16	9,782	10,546	10,316
4/16	9,879	10,686	10,435
5/16	9,983	10,543	10,576
6/16	10,019	10,850	10,658
7/16	10,193	10,932	10,864
8/16	10,287	10,879	10,968
9/16	10,265	10,939	10,912
10/16	10,304	10,635	10,911
11/16	10,085	10,213	10,575
12/16	10,124	10,166	10,624
1/17	10,325	10,280	10,850
2/17	10,486	10,329	11,056
3/17	10,525	10,345	11,109
4/17	10,692	10,461	11,263
5/17	10,796	10,623	11,381
6/17	10,918	10,614	11,499
7/17	11,012	10,793	11,588
8/17	11,039	10,900	11,631
9/17	11,071	10,801	11,673
10/17	11,145	10,760	11,716
11/17	11,143	10,880	11,725
12/17	11,159	10,918	11,745
1/18	11,104	11,048	11,617
2/18	11,061	10,950	11,620
3/18	11,028	11,066	11,604
4/18	10,986	10,889	11,546
5/18	10,932	10,806	11,579
6/18	10,944	10,758	11,630
7/18	11,020	10,740	11,704
8/18	11,074	10,752	11,818
9/18	11,034	10,659	11,754
10/18	10,917	10,540	11,578
11/18	10,758	10,573	11,367
12/18	10,628	10,787	11,223
1/19	11,041	10,951	11,803
2/19	11,186	10,888	12,000
3/19	11,309	11,024	12,157
4/19	11,457	10,991	12,324
5/19	11,479	11,140	12,365
6/19	11,698	11,387	12,575
7/19	11,845	11,356	12,785
8/19	11,938	11,587	12,909
9/19	12,038	11,469	12,994
10/19	12,174	11,545	13,124
11/19	12,235	11,458	13,124
12/19	12,345	11,524	13,286
1/20	12,505	11,671	13,447
2/20	12,333	11,750	13,159
3/20	10,825	11,487	11,763
4/20	11,581	11,712	12,671
5/20	11,804	11,764	12,913
6/20	11,918	11,868	12,934
7/20	12,286	12,247	13,461
8/20	12,507	12,228	13,700
9/20	12,431	12,184	13,590
10/20	12,490	12,196	13,676
11/20	12,856	12,417	14,081
12/20	12,993	12,584	14,300
1/21	12,972	12,473	14,194
2/21	12,937	12,259	14,078
3/21	12,978	12,023	14,241
4/21	13,156	12,175	14,424
5/21	13,198	12,289	14,509
6/21	13,327	12,181	14,702
7/21	13,381	12,343	14,766
8/21	13,422	12,291	14,795
9/21	13,420	12,073	14,792
10/21	13,371	12,044	14,778
11/21	13,233	12,009	14,573
12/21	13,352	11,992	14,789
1/22	13,126	11,746	14,426
2/22	12,753	11,606	13,969
3/22	12,667	11,253	13,853
4/22	12,297	10,637	13,260
5/22	12,200	10,666	13,298
6/22	11,712	10,323	12,742
7/22	12,245	10,543	13,410
8/22	12,042	10,127	13,101
9/22	11,533	9,606	12,590
10/22	11,528	9,540	12,294
11/22	11,804	9,989	12,738
12/22	11,884	10,043	12,594
1/23	12,485	10,373	13,681
2/23	12,315	10,028	13,419
3/23	11,644	10,345	12,782
4/23	11,785	10,391	12,978
5/23	11,749	10,188	12,827
6/23	11,863	10,187	12,954
7/23	12,117	10,258	13,162
8/23	12,069	10,117	13,077
9/23	11,976	9,822	12,928
10/23	11,787	9,704	12,539
11/23	12,270	10,194	13,338
12/23	12,629	10,617	13,764
1/24	12,863	10,471	14,122
2/24	12,926	10,339	14,243
3/24	13,091	10,396	14,389
4/24	12,970	10,134	14,092
5/24	13,179	10,267	14,369
6/24	13,274	10,281	14,457
7/24	13,429	10,565	14,601
8/24	13,629	10,815	14,980
9/24	13,870	10,999	15,339
10/24	13,804	10,631	15,222
11/24	13,872	10,667	15,290
12/24	13,839	10,438	15,087
1/25	13,936	10,497	15,184
2/25	14,050	10,648	15,350
3/25	14,014	10,713	15,175
4/25	13,920	11,028	15,024
5/25	14,125	10,989	15,197
6/25	14,322	11,197	15,453
7/25	14,448	11,030	15,638
8/25	14,547	11,191	15,825

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.74%	3.07%	4.22%
Class A Shares Including Sales Charge	2.76%	2.29%	3.82%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,408,316
  Total Number of Portfolio Holdings327
  Portfolio Turnover Rate 24.8%
  Total Advisory Fees Paid (amount in thousands)$40,442

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.73%
Preferred Stocks	9.66%
Investment Companies	2.84%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	85.36%
Energy	4.95%
Utilities	4.81%
Money Market Funds	2.12%
Government	1.03%
Exchange-Traded Funds	0.72%
Communications	0.69%
Consumer, Non-cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARA-0

Class C

PRFCX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.81%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1year ago. Allocation and security selection within the Banking Industry were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index. Insurance and Financial Services contributed positively. Underweights in Electric Utilities and Pipelines contributed positively but detracted from relative performance due to underweights. Telecommunications and Real Estate Investment Trusts detracted. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

How did the Fund perform over the last 10 years?

	Class C Shares with maximum sales charge $14,234	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	10,000	10,000	10,000
9/15	9,975	10,051	10,007
10/15	10,125	10,072	10,178
11/15	10,138	9,905	10,220
12/15	10,141	9,958	10,234
1/16	10,104	10,044	10,199
2/16	9,947	10,268	10,090
3/16	10,121	10,546	10,316
4/16	10,205	10,686	10,435
5/16	10,316	10,543	10,576
6/16	10,346	10,850	10,658
7/16	10,520	10,932	10,864
8/16	10,611	10,879	10,968
9/16	10,581	10,939	10,912
10/16	10,616	10,635	10,911
11/16	10,373	10,213	10,575
12/16	10,417	10,166	10,624
1/17	10,608	10,280	10,850
2/17	10,778	10,329	11,056
3/17	10,811	10,345	11,109
4/17	10,965	10,461	11,263
5/17	11,076	10,623	11,381
6/17	11,194	10,614	11,499
7/17	11,272	10,793	11,588
8/17	11,303	10,900	11,631
9/17	11,318	10,801	11,673
10/17	11,386	10,760	11,716
11/17	11,378	10,880	11,725
12/17	11,397	10,918	11,745
1/18	11,334	11,048	11,617
2/18	11,283	10,950	11,620
3/18	11,232	11,066	11,604
4/18	11,182	10,889	11,546
5/18	11,131	10,806	11,579
6/18	11,135	10,758	11,630
7/18	11,195	10,740	11,704
8/18	11,254	10,752	11,818
9/18	11,207	10,659	11,754
10/18	11,080	10,540	11,578
11/18	10,901	10,573	11,367
12/18	10,774	10,787	11,223
1/19	11,185	10,951	11,803
2/19	11,326	10,888	12,000
3/19	11,432	11,024	12,157
4/19	11,585	10,991	12,324
5/19	11,589	11,140	12,365
6/19	11,814	11,387	12,575
7/19	11,954	11,356	12,785
8/19	12,039	11,587	12,909
9/19	12,132	11,469	12,994
10/19	12,260	11,545	13,124
11/19	12,315	11,458	13,124
12/19	12,417	11,524	13,286
1/20	12,570	11,671	13,447
2/20	12,389	11,750	13,159
3/20	10,865	11,487	11,763
4/20	11,630	11,712	12,671
5/20	11,834	11,764	12,913
6/20	11,942	11,868	12,934
7/20	12,302	12,247	13,461
8/20	12,515	12,228	13,700
9/20	12,443	12,184	13,590
10/20	12,481	12,196	13,676
11/20	12,840	12,417	14,081
12/20	12,966	12,584	14,300
1/21	12,950	12,473	14,194
2/21	12,895	12,259	14,078
3/21	12,927	12,023	14,241
4/21	13,094	12,175	14,424
5/21	13,140	12,289	14,509
6/21	13,247	12,181	14,702
7/21	13,292	12,343	14,766
8/21	13,338	12,291	14,795
9/21	13,328	12,073	14,792
10/21	13,270	12,044	14,778
11/21	13,125	12,009	14,573
12/21	13,221	11,992	14,789
1/22	12,989	11,746	14,426
2/22	12,625	11,606	13,969
3/22	12,532	11,253	13,853
4/22	12,144	10,637	13,260
5/22	12,054	10,666	13,298
6/22	11,564	10,323	12,742
7/22	12,082	10,543	13,410
8/22	11,874	10,127	13,101
9/22	11,365	9,606	12,590
10/22	11,353	9,540	12,294
11/22	11,604	9,989	12,738
12/22	11,688	10,043	12,594
1/23	12,258	10,373	13,681
2/23	12,085	10,028	13,419
3/23	11,430	10,345	12,782
4/23	11,561	10,391	12,978
5/23	11,518	10,188	12,827
6/23	11,623	10,187	12,954
7/23	11,864	10,258	13,162
8/23	11,796	10,117	13,077
9/23	11,718	9,822	12,928
10/23	11,533	9,704	12,539
11/23	12,005	10,194	13,338
12/23	12,357	10,617	13,764
1/24	12,586	10,471	14,122
2/24	12,648	10,339	14,243
3/24	12,809	10,396	14,389
4/24	12,690	10,134	14,092
5/24	12,896	10,267	14,369
6/24	12,988	10,281	14,457
7/24	13,140	10,565	14,601
8/24	13,336	10,815	14,980
9/24	13,571	10,999	15,339
10/24	13,507	10,631	15,222
11/24	13,574	10,667	15,290
12/24	13,541	10,438	15,087
1/25	13,636	10,497	15,184
2/25	13,747	10,648	15,350
3/25	13,712	10,713	15,175
4/25	13,621	11,028	15,024
5/25	13,821	10,989	15,197
6/25	14,014	11,197	15,453
7/25	14,137	11,030	15,638
8/25	14,234	11,191	15,825

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	5.92%	2.29%	3.59%
Class C Shares Including Sales Charge	4.92%	2.29%	3.59%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,408,316
  Total Number of Portfolio Holdings327
  Portfolio Turnover Rate 24.8%
  Total Advisory Fees Paid (amount in thousands)$40,442

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.73%
Preferred Stocks	9.66%
Investment Companies	2.84%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	85.36%
Energy	4.95%
Utilities	4.81%
Money Market Funds	2.12%
Government	1.03%
Exchange-Traded Funds	0.72%
Communications	0.69%
Consumer, Non-cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARC-0

Class J

PPSJX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$102	0.99%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1year ago. Allocation and security selection within the Banking Industry were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index. Insurance and Financial Services contributed positively. Underweights in Electric Utilities and Pipelines contributed positively but detracted from relative performance due to underweights. Telecommunications and Real Estate Investment Trusts detracted. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

How did the Fund perform over the last 10 years?

	Class J Shares with maximum sales charge $15,140	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	10,000	10,000	10,000
9/15	9,971	10,051	10,007
10/15	10,131	10,072	10,178
11/15	10,150	9,905	10,220
12/15	10,170	9,958	10,234
1/16	10,129	10,044	10,199
2/16	9,985	10,268	10,090
3/16	10,159	10,546	10,316
4/16	10,262	10,686	10,435
5/16	10,372	10,543	10,576
6/16	10,411	10,850	10,658
7/16	10,597	10,932	10,864
8/16	10,687	10,879	10,968
9/16	10,663	10,939	10,912
10/16	10,705	10,635	10,911
11/16	10,473	10,213	10,575
12/16	10,525	10,166	10,624
1/17	10,730	10,280	10,850
2/17	10,891	10,329	11,056
3/17	10,944	10,345	11,109
4/17	11,111	10,461	11,263
5/17	11,223	10,623	11,381
6/17	11,355	10,614	11,499
7/17	11,444	10,793	11,588
8/17	11,474	10,900	11,631
9/17	11,510	10,801	11,673
10/17	11,589	10,760	11,716
11/17	11,577	10,880	11,725
12/17	11,605	10,918	11,745
1/18	11,548	11,048	11,617
2/18	11,503	10,950	11,620
3/18	11,468	11,066	11,604
4/18	11,424	10,889	11,546
5/18	11,378	10,806	11,579
6/18	11,379	10,758	11,630
7/18	11,460	10,740	11,704
8/18	11,518	10,752	11,818
9/18	11,474	10,659	11,754
10/18	11,361	10,540	11,578
11/18	11,180	10,573	11,367
12/18	11,054	10,787	11,223
1/19	11,484	10,951	11,803
2/19	11,627	10,888	12,000
3/19	11,758	11,024	12,157
4/19	11,916	10,991	12,324
5/19	11,940	11,140	12,365
6/19	12,162	11,387	12,575
7/19	12,319	11,356	12,785
8/19	12,410	11,587	12,909
9/19	12,502	11,469	12,994
10/19	12,659	11,545	13,124
11/19	12,712	11,458	13,124
12/19	12,829	11,524	13,286
1/20	12,987	11,671	13,447
2/20	12,815	11,750	13,159
3/20	11,252	11,487	11,763
4/20	12,035	11,712	12,671
5/20	12,260	11,764	12,913
6/20	12,383	11,868	12,934
7/20	12,764	12,247	13,461
8/20	12,990	12,228	13,700
9/20	12,922	12,184	13,590
10/20	12,984	12,196	13,676
11/20	13,350	12,417	14,081
12/20	13,497	12,584	14,300
1/21	13,486	12,473	14,194
2/21	13,436	12,259	14,078
3/21	13,480	12,023	14,241
4/21	13,670	12,175	14,424
5/21	13,716	12,289	14,509
6/21	13,843	12,181	14,702
7/21	13,904	12,343	14,766
8/21	13,964	12,291	14,795
9/21	13,949	12,073	14,792
10/21	13,911	12,044	14,778
11/21	13,763	12,009	14,573
12/21	13,878	11,992	14,789
1/22	13,649	11,746	14,426
2/22	13,263	11,606	13,969
3/22	13,172	11,253	13,853
4/22	12,774	10,637	13,260
5/22	12,684	10,666	13,298
6/22	12,189	10,323	12,742
7/22	12,733	10,543	13,410
8/22	12,515	10,127	13,101
9/22	11,997	9,606	12,590
10/22	11,992	9,540	12,294
11/22	12,274	9,989	12,738
12/22	12,361	10,043	12,594
1/23	12,978	10,373	13,681
2/23	12,796	10,028	13,419
3/23	12,103	10,345	12,782
4/23	12,254	10,391	12,978
5/23	12,230	10,188	12,827
6/23	12,339	10,187	12,954
7/23	12,597	10,258	13,162
8/23	12,544	10,117	13,077
9/23	12,459	9,822	12,928
10/23	12,255	9,704	12,539
11/23	12,760	10,194	13,338
12/23	13,133	10,617	13,764
1/24	13,385	10,471	14,122
2/24	13,439	10,339	14,243
3/24	13,617	10,396	14,389
4/24	13,487	10,134	14,092
5/24	13,699	10,267	14,369
6/24	13,802	10,281	14,457
7/24	13,972	10,565	14,601
8/24	14,187	10,815	14,980
9/24	14,416	10,999	15,339
10/24	14,362	10,631	15,222
11/24	14,420	10,667	15,290
12/24	14,401	10,438	15,087
1/25	14,507	10,497	15,184
2/25	14,614	10,648	15,350
3/25	14,576	10,713	15,175
4/25	14,492	11,028	15,024
5/25	14,698	10,989	15,197
6/25	14,912	11,197	15,453
7/25	15,032	11,030	15,638
8/25	15,140	11,191	15,825

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	6.72%	3.11%	4.24%
Class J Shares Including Sales Charge	5.72%	3.11%	4.24%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,408,316
  Total Number of Portfolio Holdings327
  Portfolio Turnover Rate 24.8%
  Total Advisory Fees Paid (amount in thousands)$40,442

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.73%
Preferred Stocks	9.66%
Investment Companies	2.84%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	85.36%
Energy	4.95%
Utilities	4.81%
Money Market Funds	2.12%
Government	1.03%
Exchange-Traded Funds	0.72%
Communications	0.69%
Consumer, Non-cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARJ-0

Institutional

PPSIX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$83	0.80%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1year ago. Allocation and security selection within the Banking Industry were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index. Insurance and Financial Services contributed positively. Underweights in Electric Utilities and Pipelines contributed positively but detracted from relative performance due to underweights. Telecommunications and Real Estate Investment Trusts detracted. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

How did the Fund perform over the last 10 years?

	Institutional Shares at net asset value $15,512	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	10,000	10,000	10,000
9/15	9,984	10,051	10,007
10/15	10,144	10,072	10,178
11/15	10,165	9,905	10,220
12/15	10,186	9,958	10,234
1/16	10,149	10,044	10,199
2/16	9,999	10,268	10,090
3/16	10,184	10,546	10,316
4/16	10,277	10,686	10,435
5/16	10,399	10,543	10,576
6/16	10,439	10,850	10,658
7/16	10,624	10,932	10,864
8/16	10,726	10,879	10,968
9/16	10,705	10,939	10,912
10/16	10,739	10,635	10,911
11/16	10,512	10,213	10,575
12/16	10,565	10,166	10,624
1/17	10,769	10,280	10,850
2/17	10,941	10,329	11,056
3/17	10,996	10,345	11,109
4/17	11,163	10,461	11,263
5/17	11,286	10,623	11,381
6/17	11,407	10,614	11,499
7/17	11,507	10,793	11,588
8/17	11,539	10,900	11,631
9/17	11,575	10,801	11,673
10/17	11,655	10,760	11,716
11/17	11,656	10,880	11,725
12/17	11,675	10,918	11,745
1/18	11,621	11,048	11,617
2/18	11,577	10,950	11,620
3/18	11,545	11,066	11,604
4/18	11,504	10,889	11,546
5/18	11,449	10,806	11,579
6/18	11,464	10,758	11,630
7/18	11,546	10,740	11,704
8/18	11,606	10,752	11,818
9/18	11,566	10,659	11,754
10/18	11,457	10,540	11,578
11/18	11,280	10,573	11,367
12/18	11,146	10,787	11,223
1/19	11,584	10,951	11,803
2/19	11,740	10,888	12,000
3/19	11,860	11,024	12,157
4/19	12,030	10,991	12,324
5/19	12,045	11,140	12,365
6/19	12,278	11,387	12,575
7/19	12,436	11,356	12,785
8/19	12,549	11,587	12,909
9/19	12,645	11,469	12,994
10/19	12,803	11,545	13,124
11/19	12,871	11,458	13,124
12/19	12,978	11,524	13,286
1/20	13,150	11,671	13,447
2/20	12,983	11,750	13,159
3/20	11,388	11,487	11,763
4/20	12,192	11,712	12,671
5/20	12,430	11,764	12,913
6/20	12,541	11,868	12,934
7/20	12,935	12,247	13,461
8/20	13,171	12,228	13,700
9/20	13,106	12,184	13,590
10/20	13,157	12,196	13,676
11/20	13,536	12,417	14,081
12/20	13,685	12,584	14,300
1/21	13,678	12,473	14,194
2/21	13,644	12,259	14,078
3/21	13,690	12,023	14,241
4/21	13,868	12,175	14,424
5/21	13,929	12,289	14,509
6/21	14,056	12,181	14,702
7/21	14,116	12,343	14,766
8/21	14,177	12,291	14,795
9/21	14,177	12,073	14,792
10/21	14,128	12,044	14,778
11/21	13,984	12,009	14,573
12/21	14,100	11,992	14,789
1/22	13,862	11,746	14,426
2/22	13,481	11,606	13,969
3/22	13,393	11,253	13,853
4/22	13,000	10,637	13,260
5/22	12,900	10,666	13,298
6/22	12,396	10,323	12,742
7/22	12,953	10,543	13,410
8/22	12,739	10,127	13,101
9/22	12,213	9,606	12,590
10/22	12,210	9,540	12,294
11/22	12,492	9,989	12,738
12/22	12,596	10,043	12,594
1/23	13,225	10,373	13,681
2/23	13,047	10,028	13,419
3/23	12,332	10,345	12,782
4/23	12,485	10,391	12,978
5/23	12,463	10,188	12,827
6/23	12,575	10,187	12,954
7/23	12,849	10,258	13,162
8/23	12,800	10,117	13,077
9/23	12,718	9,822	12,928
10/23	12,502	9,704	12,539
11/23	13,037	10,194	13,338
12/23	13,410	10,617	13,764
1/24	13,663	10,471	14,122
2/24	13,718	10,339	14,243
3/24	13,913	10,396	14,389
4/24	13,786	10,134	14,092
5/24	13,998	10,267	14,369
6/24	14,102	10,281	14,457
7/24	14,271	10,565	14,601
8/24	14,504	10,815	14,980
9/24	14,750	10,999	15,339
10/24	14,683	10,631	15,222
11/24	14,758	10,667	15,290
12/24	14,726	10,438	15,087
1/25	14,850	10,497	15,184
2/25	14,959	10,648	15,350
3/25	14,923	10,713	15,175
4/25	14,825	11,028	15,024
5/25	15,048	10,989	15,197
6/25	15,263	11,197	15,453
7/25	15,386	11,030	15,638
8/25	15,512	11,191	15,825

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	6.95%	3.33%	4.49%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,408,316
  Total Number of Portfolio Holdings327
  Portfolio Turnover Rate 24.8%
  Total Advisory Fees Paid (amount in thousands)$40,442

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.73%
Preferred Stocks	9.66%
Investment Companies	2.84%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	85.36%
Energy	4.95%
Utilities	4.81%
Money Market Funds	2.12%
Government	1.03%
Exchange-Traded Funds	0.72%
Communications	0.69%
Consumer, Non-cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARI-0

PNARX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$131	1.27%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1year ago. Allocation and security selection within the Banking Industry were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index. Insurance and Financial Services contributed positively. Underweights in Electric Utilities and Pipelines contributed positively but detracted from relative performance due to underweights. Telecommunications and Real Estate Investment Trusts detracted. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

How did the Fund perform over the last 10 years?

	R-3 Shares at net asset value $14,822	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	10,000	10,000	10,000
9/15	9,979	10,051	10,007
10/15	10,136	10,072	10,178
11/15	10,154	9,905	10,220
12/15	10,160	9,958	10,234
1/16	10,128	10,044	10,199
2/16	9,974	10,268	10,090
3/16	10,155	10,546	10,316
4/16	10,244	10,686	10,435
5/16	10,362	10,543	10,576
6/16	10,397	10,850	10,658
7/16	10,568	10,932	10,864
8/16	10,666	10,879	10,968
9/16	10,640	10,939	10,912
10/16	10,680	10,635	10,911
11/16	10,448	10,213	10,575
12/16	10,497	10,166	10,624
1/17	10,697	10,280	10,850
2/17	10,865	10,329	11,056
3/17	10,904	10,345	11,109
4/17	11,065	10,461	11,263
5/17	11,183	10,623	11,381
6/17	11,299	10,614	11,499
7/17	11,394	10,793	11,588
8/17	11,421	10,900	11,631
9/17	11,452	10,801	11,673
10/17	11,528	10,760	11,716
11/17	11,513	10,880	11,725
12/17	11,538	10,918	11,745
1/18	11,479	11,048	11,617
2/18	11,432	10,950	11,620
3/18	11,396	11,066	11,604
4/18	11,350	10,889	11,546
5/18	11,292	10,806	11,579
6/18	11,302	10,758	11,630
7/18	11,380	10,740	11,704
8/18	11,434	10,752	11,818
9/18	11,390	10,659	11,754
10/18	11,278	10,540	11,578
11/18	11,098	10,573	11,367
12/18	10,972	10,787	11,223
1/19	11,390	10,951	11,803
2/19	11,540	10,888	12,000
3/19	11,656	11,024	12,157
4/19	11,819	10,991	12,324
5/19	11,829	11,140	12,365
6/19	12,056	11,387	12,575
7/19	12,206	11,356	12,785
8/19	12,301	11,587	12,909
9/19	12,403	11,469	12,994
10/19	12,543	11,545	13,124
11/19	12,605	11,458	13,124
12/19	12,705	11,524	13,286
1/20	12,870	11,671	13,447
2/20	12,700	11,750	13,159
3/20	11,147	11,487	11,763
4/20	11,923	11,712	12,671
5/20	12,139	11,764	12,913
6/20	12,256	11,868	12,934
7/20	12,638	12,247	13,461
8/20	12,853	12,228	13,700
9/20	12,785	12,184	13,590
10/20	12,843	12,196	13,676
11/20	13,210	12,417	14,081
12/20	13,337	12,584	14,300
1/21	13,326	12,473	14,194
2/21	13,288	12,259	14,078
3/21	13,328	12,023	14,241
4/21	13,498	12,175	14,424
5/21	13,553	12,289	14,509
6/21	13,671	12,181	14,702
7/21	13,725	12,343	14,766
8/21	13,778	12,291	14,795
9/21	13,759	12,073	14,792
10/21	13,719	12,044	14,778
11/21	13,560	12,009	14,573
12/21	13,681	11,992	14,789
1/22	13,443	11,746	14,426
2/22	13,066	11,606	13,969
3/22	12,974	11,253	13,853
4/22	12,586	10,637	13,260
5/22	12,483	10,666	13,298
6/22	12,000	10,323	12,742
7/22	12,539	10,543	13,410
8/22	12,328	10,127	13,101
9/22	11,809	9,606	12,590
10/22	11,802	9,540	12,294
11/22	12,073	9,989	12,738
12/22	12,155	10,043	12,594
1/23	12,763	10,373	13,681
2/23	12,584	10,028	13,419
3/23	11,897	10,345	12,782
4/23	12,042	10,391	12,978
5/23	12,031	10,188	12,827
6/23	12,132	10,187	12,954
7/23	12,393	10,258	13,162
8/23	12,342	10,117	13,077
9/23	12,257	9,822	12,928
10/23	12,043	9,704	12,539
11/23	12,558	10,194	13,338
12/23	12,915	10,617	13,764
1/24	13,154	10,471	14,122
2/24	13,203	10,339	14,243
3/24	13,387	10,396	14,389
4/24	13,258	10,134	14,092
5/24	13,459	10,267	14,369
6/24	13,555	10,281	14,457
7/24	13,712	10,565	14,601
8/24	13,916	10,815	14,980
9/24	14,149	10,999	15,339
10/24	14,093	10,631	15,222
11/24	14,146	10,667	15,290
12/24	14,109	10,438	15,087
1/25	14,223	10,497	15,184
2/25	14,322	10,648	15,350
3/25	14,282	10,713	15,175
4/25	14,183	11,028	15,024
5/25	14,393	10,989	15,197
6/25	14,594	11,197	15,453
7/25	14,706	11,030	15,638
8/25	14,822	11,191	15,825

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	6.51%	2.89%	4.01%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,408,316
  Total Number of Portfolio Holdings327
  Portfolio Turnover Rate 24.8%
  Total Advisory Fees Paid (amount in thousands)$40,442

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.73%
Preferred Stocks	9.66%
Investment Companies	2.84%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	85.36%
Energy	4.95%
Utilities	4.81%
Money Market Funds	2.12%
Government	1.03%
Exchange-Traded Funds	0.72%
Communications	0.69%
Consumer, Non-cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARR3-0

PPARX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$99	0.96%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1year ago. Allocation and security selection within the Banking Industry were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index. Insurance and Financial Services contributed positively. Underweights in Electric Utilities and Pipelines contributed positively but detracted from relative performance due to underweights. Telecommunications and Real Estate Investment Trusts detracted. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

How did the Fund perform over the last 10 years?

	R-5 Shares at net asset value $15,257	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	10,000	10,000	10,000
9/15	9,982	10,051	10,007
10/15	10,141	10,072	10,178
11/15	10,161	9,905	10,220
12/15	10,180	9,958	10,234
1/16	10,141	10,044	10,199
2/16	9,999	10,268	10,090
3/16	10,172	10,546	10,316
4/16	10,275	10,686	10,435
5/16	10,384	10,543	10,576
6/16	10,423	10,850	10,658
7/16	10,607	10,932	10,864
8/16	10,707	10,879	10,968
9/16	10,685	10,939	10,912
10/16	10,727	10,635	10,911
11/16	10,487	10,213	10,575
12/16	10,539	10,166	10,624
1/17	10,741	10,280	10,850
2/17	10,912	10,329	11,056
3/17	10,965	10,345	11,109
4/17	11,131	10,461	11,263
5/17	11,252	10,623	11,381
6/17	11,371	10,614	11,499
7/17	11,469	10,793	11,588
8/17	11,499	10,900	11,631
9/17	11,523	10,801	11,673
10/17	11,602	10,760	11,716
11/17	11,601	10,880	11,725
12/17	11,629	10,918	11,745
1/18	11,573	11,048	11,617
2/18	11,528	10,950	11,620
3/18	11,484	11,066	11,604
4/18	11,452	10,889	11,546
5/18	11,396	10,806	11,579
6/18	11,409	10,758	11,630
7/18	11,490	10,740	11,704
8/18	11,549	10,752	11,818
9/18	11,507	10,659	11,754
10/18	11,385	10,540	11,578
11/18	11,219	10,573	11,367
12/18	11,083	10,787	11,223
1/19	11,519	10,951	11,803
2/19	11,673	10,888	12,000
3/19	11,792	11,024	12,157
4/19	11,960	10,991	12,324
5/19	11,973	11,140	12,365
6/19	12,205	11,387	12,575
7/19	12,361	11,356	12,785
8/19	12,459	11,587	12,909
9/19	12,566	11,469	12,994
10/19	12,710	11,545	13,124
11/19	12,776	11,458	13,124
12/19	12,881	11,524	13,286
1/20	13,050	11,671	13,447
2/20	12,882	11,750	13,159
3/20	11,303	11,487	11,763
4/20	12,103	11,712	12,671
5/20	12,326	11,764	12,913
6/20	12,448	11,868	12,934
7/20	12,838	12,247	13,461
8/20	13,060	12,228	13,700
9/20	12,994	12,184	13,590
10/20	13,056	12,196	13,676
11/20	13,431	12,417	14,081
12/20	13,564	12,584	14,300
1/21	13,555	12,473	14,194
2/21	13,520	12,259	14,078
3/21	13,564	12,023	14,241
4/21	13,740	12,175	14,424
5/21	13,799	12,289	14,509
6/21	13,923	12,181	14,702
7/21	13,981	12,343	14,766
8/21	14,040	12,291	14,795
9/21	14,025	12,073	14,792
10/21	13,988	12,044	14,778
11/21	13,843	12,009	14,573
12/21	13,957	11,992	14,789
1/22	13,718	11,746	14,426
2/22	13,337	11,606	13,969
3/22	13,247	11,253	13,853
4/22	12,855	10,637	13,260
5/22	12,754	10,666	13,298
6/22	12,265	10,323	12,742
7/22	12,817	10,543	13,410
8/22	12,602	10,127	13,101
9/22	12,063	9,606	12,590
10/22	12,073	9,540	12,294
11/22	12,352	9,989	12,738
12/22	12,439	10,043	12,594
1/23	13,062	10,373	13,681
2/23	12,883	10,028	13,419
3/23	12,186	10,345	12,782
4/23	12,337	10,391	12,978
5/23	12,299	10,188	12,827
6/23	12,422	10,187	12,954
7/23	12,678	10,258	13,162
8/23	12,628	10,117	13,077
9/23	12,545	9,822	12,928
10/23	12,345	9,704	12,539
11/23	12,859	10,194	13,338
12/23	13,227	10,617	13,764
1/24	13,476	10,471	14,122
2/24	13,545	10,339	14,243
3/24	13,721	10,396	14,389
4/24	13,594	10,134	14,092
5/24	13,802	10,267	14,369
6/24	13,904	10,281	14,457
7/24	14,069	10,565	14,601
8/24	14,283	10,815	14,980
9/24	14,524	10,999	15,339
10/24	14,472	10,631	15,222
11/24	14,529	10,667	15,290
12/24	14,511	10,438	15,087
1/25	14,616	10,497	15,184
2/25	14,722	10,648	15,350
3/25	14,684	10,713	15,175
4/25	14,602	11,028	15,024
5/25	14,805	10,989	15,197
6/25	15,032	11,197	15,453
7/25	15,151	11,030	15,638
8/25	15,257	11,191	15,825

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	6.82%	3.16%	4.32%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,408,316
  Total Number of Portfolio Holdings327
  Portfolio Turnover Rate 24.8%
  Total Advisory Fees Paid (amount in thousands)$40,442

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.73%
Preferred Stocks	9.66%
Investment Companies	2.84%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	85.36%
Energy	4.95%
Utilities	4.81%
Money Market Funds	2.12%
Government	1.03%
Exchange-Traded Funds	0.72%
Communications	0.69%
Consumer, Non-cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARR5-0

PPREX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2025

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$72	0.70%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1year ago. Allocation and security selection within the Banking Industry were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index. Insurance and Financial Services contributed positively. Underweights in Electric Utilities and Pipelines contributed positively but detracted from relative performance due to underweights. Telecommunications and Real Estate Investment Trusts detracted. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

How did the Fund perform over the last 10 years?

	R-6 Shares at net asset value $15,605	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	10,000	10,000	10,000
9/15	9,983	10,051	10,007
10/15	10,143	10,072	10,178
11/15	10,163	9,905	10,220
12/15	10,183	9,958	10,234
1/16	10,145	10,044	10,199
2/16	9,995	10,268	10,090
3/16	10,179	10,546	10,316
4/16	10,272	10,686	10,435
5/16	10,392	10,543	10,576
6/16	10,432	10,850	10,658
7/16	10,616	10,932	10,864
8/16	10,717	10,879	10,968
9/16	10,695	10,939	10,912
10/16	10,728	10,635	10,911
11/16	10,501	10,213	10,575
12/16	10,553	10,166	10,624
1/17	10,756	10,280	10,850
2/17	10,928	10,329	11,056
3/17	10,971	10,345	11,109
4/17	11,137	10,461	11,263
5/17	11,259	10,623	11,381
6/17	11,391	10,614	11,499
7/17	11,481	10,793	11,588
8/17	11,524	10,900	11,631
9/17	11,550	10,801	11,673
10/17	11,631	10,760	11,716
11/17	11,633	10,880	11,725
12/17	11,663	10,918	11,745
1/18	11,610	11,048	11,617
2/18	11,567	10,950	11,620
3/18	11,525	11,066	11,604
4/18	11,485	10,889	11,546
5/18	11,443	10,806	11,579
6/18	11,458	10,758	11,630
7/18	11,542	10,740	11,704
8/18	11,603	10,752	11,818
9/18	11,564	10,659	11,754
10/18	11,444	10,540	11,578
11/18	11,269	10,573	11,367
12/18	11,147	10,787	11,223
1/19	11,586	10,951	11,803
2/19	11,731	10,888	12,000
3/19	11,864	11,024	12,157
4/19	12,035	10,991	12,324
5/19	12,051	11,140	12,365
6/19	12,285	11,387	12,575
7/19	12,445	11,356	12,785
8/19	12,546	11,587	12,909
9/19	12,655	11,469	12,994
10/19	12,803	11,545	13,124
11/19	12,872	11,458	13,124
12/19	12,992	11,524	13,286
1/20	13,153	11,671	13,447
2/20	12,986	11,750	13,159
3/20	11,403	11,487	11,763
4/20	12,210	11,712	12,671
5/20	12,436	11,764	12,913
6/20	12,562	11,868	12,934
7/20	12,956	12,247	13,461
8/20	13,195	12,228	13,700
9/20	13,118	12,184	13,590
10/20	13,183	12,196	13,676
11/20	13,563	12,417	14,081
12/20	13,714	12,584	14,300
1/21	13,708	12,473	14,194
2/21	13,662	12,259	14,078
3/21	13,722	12,023	14,241
4/21	13,902	12,175	14,424
5/21	13,951	12,289	14,509
6/21	14,093	12,181	14,702
7/21	14,155	12,343	14,766
8/21	14,203	12,291	14,795
9/21	14,205	12,073	14,792
10/21	14,157	12,044	14,778
11/21	14,013	12,009	14,573
12/21	14,145	11,992	14,789
1/22	13,907	11,746	14,426
2/22	13,526	11,606	13,969
3/22	13,439	11,253	13,853
4/22	13,032	10,637	13,260
5/22	12,947	10,666	13,298
6/22	12,442	10,323	12,742
7/22	13,002	10,543	13,410
8/22	12,788	10,127	13,101
9/22	12,246	9,606	12,590
10/22	12,259	9,540	12,294
11/22	12,543	9,989	12,738
12/22	12,634	10,043	12,594
1/23	13,267	10,373	13,681
2/23	13,089	10,028	13,419
3/23	12,387	10,345	12,782
4/23	12,542	10,391	12,978
5/23	12,521	10,188	12,827
6/23	12,634	10,187	12,954
7/23	12,911	10,258	13,162
8/23	12,863	10,117	13,077
9/23	12,767	9,822	12,928
10/23	12,567	9,704	12,539
11/23	13,090	10,194	13,338
12/23	13,481	10,617	13,764
1/24	13,737	10,471	14,122
2/24	13,794	10,339	14,243
3/24	13,975	10,396	14,389
4/24	13,864	10,134	14,092
5/24	14,079	10,267	14,369
6/24	14,185	10,281	14,457
7/24	14,356	10,565	14,601
8/24	14,576	10,815	14,980
9/24	14,824	10,999	15,339
10/24	14,774	10,631	15,222
11/24	14,835	10,667	15,290
12/24	14,804	10,438	15,087
1/25	14,930	10,497	15,184
2/25	15,041	10,648	15,350
3/25	15,006	10,713	15,175
4/25	14,909	11,028	15,024
5/25	15,134	10,989	15,197
6/25	15,369	11,197	15,453
7/25	15,493	11,030	15,638
8/25	15,605	11,191	15,825

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	7.06%	3.41%	4.55%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is May 1, 2002.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,408,316
  Total Number of Portfolio Holdings327
  Portfolio Turnover Rate 24.8%
  Total Advisory Fees Paid (amount in thousands)$40,442

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.73%
Preferred Stocks	9.66%
Investment Companies	2.84%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	85.36%
Energy	4.95%
Utilities	4.81%
Money Market Funds	2.12%
Government	1.03%
Exchange-Traded Funds	0.72%
Communications	0.69%
Consumer, Non-cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARR6-0

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Frances Grieb, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

During the reporting period Elizabeth Nickels was the Funds' Audit Committee Financial Expert; however, effective September 10, 2025, and through the date of this filing, Frances Grieb is the Funds' Audit Committee Financial Expert.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

August 31, 2024 – $575,419
August 31, 2025 – $456,351

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

August 31, 2024 - $0
            August 31, 2025 - $3,258

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

August 31, 2024 - $180,996
August 31, 2025 - $188,458

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.  The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.                  The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

•         Services that are subject to audit procedure during a financial statement audit;
•         Services where the auditor would act on behalf of management;
•         Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•         Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•         Financial information systems design and implementation;
•         Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•         Actuarial services;
•         Internal audit functions or human resources;
•         Broker or dealer, investment advisor, or investment banking services;
•         Legal services and expert services unrelated to the audit;
•         Tax planning services related to listed, confidential and aggressive transactions;
•         Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•         Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
•         Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2.                  (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is sought, and the corresponding range of fees for such service. The Committee may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting. The Committee Chairperson is presently so appointed pursuant to this policy, and shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services. For all non-audit services, including tax services, the primary independent auditor will perform an assessment of the potential effects of such services on the audit firm’s independence and provide the Committee in writing its conclusion that the threat created by the level of non-audit services is deemed to be at an acceptable level.

In considering whether to grant pre-approval and pre-concurrence with respect to the primary independent auditor’s provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.                  The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.                  Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.                  The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.                  Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.
7.                  For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers or otherwise “interested persons” (as defined in the Investment Company Act of 1940) of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.                  The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on June 10, 2025).

(e) (2) Pre-Approval Waivers. There were no services, or 0%, provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

            August 31, 2024 - $403,347
            August 31, 2025 - $454,240

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) The registrant has not been identified by the Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position of authority in that jurisdiction.

(j) the registrant is not a foreign issuer.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Funds
Annual Financial
Statements and
Additional Information
August 31, 2025

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 22
Schedules of Investments 48
Financial Highlights (includes performance information) 179
Report of Independent Registered Public Accounting Firm 203
Unaudited Supplemental Information 205
Changes in and Disagreements with Accountants (N-CSR Item 8) 208
Proxy Disclosures (N-CSR Item 9) 209
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 210
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 211

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund Capital Securities Fund
Investment in securities--at cost ................................................................
$ 5,973,826 $ 2,852,932 $ 1,052,148
Investment in affiliated Funds--at cost ..........................................................
$ 5 $ 58,724 $ 32,192
Assets
Investment in securities--at value  ................................................................ $ 11,554,515
(a)
$ 2,775,693
(a)
$ 1,061,120
(a)
Investment in affiliated Funds--at value ........................................................... 5 58,724 32,192
Receivables:
Dividends and interest ....................................................................... 5,048 20,455 12,155
Expense reimbursement from Manager ..................................................... 294 – 36
Fund shares sold ............................................................................. 5,753 2,028 542
Investment securities sold ................................................................... 3,927 46,927 8,804
Total Assets   11,569,542 2,903,827 1,114,849
Liabilities
Accrued management and investment advisory fees .............................................. 5,749 285 –
Accrued administrative service fees .............................................................. 2 1 –
Accrued distribution fees .......................................................................... 607 6 –
Accrued service fees .............................................................................. 13 5 –
Accrued transfer agent fees ....................................................................... 938 25 60
Accrued directors' expenses ....................................................................... 14 4 1
Accrued professional fees ......................................................................... 32 34 28
Accrued other expenses ........................................................................... 151 21 9
Cash overdraft ..................................................................................... 1 1 –
Payables:
Fund shares redeemed ....................................................................... 7,749 687 483
Interfund borrowing ......................................................................... 3,490 – 4,565
Investment securities purchased ............................................................ 250 72,388 –
Collateral obligation on securities loaned, at value ............................................... 1,002 13,619 34,963
Total Liabilities
19,998 87,076 40,109
Net Assets Applicable to Outstanding Shares ..................................................
$ 11,549,544 $ 2,816,751 $ 1,074,740
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 4,728,308 $ 2,928,532 $ 1,155,597
Total distributable earnings (accumulated loss) ...................................................
6,821,236 (111,781) (80,857)
Total Net Assets
$ 11,549,544 $ 2,816,751 $ 1,074,740
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,300,000 710,000 500,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 1,310,277 N/A N/A
Shares Issued and Outstanding .............................................................. 26,603
Net Asset Value per share ................................................................... $ 49 .25
(b)
Maximum Offering Price ....................................................................
$ 52 .12
Class C : Net Assets ................................................................................ $ 333,921 N/A N/A
Shares Issued and Outstanding .............................................................. 7,523
Net Asset Value per share ...................................................................
$ 44 .39
(b)
Class J : Net Assets ................................................................................ $ 296,709 $ 37,437 N/A
Shares Issued and Outstanding .............................................................. 5,883 4,416
Net Asset Value per share ...................................................................
$ 50 .44
(b)
$ 8 .48
(b)
Class S : Net Assets ................................................................................ N/A N/A $ 1,074,740
Shares Issued and Outstanding .............................................................. 111,573
Net Asset Value per share ...................................................................
$ 9 .63
Institutional : Net Assets ........................................................................... $ 3,344,686 $ 2,755,411 N/A
Shares Issued and Outstanding .............................................................. 65,551 316,761
Net Asset Value per share ...................................................................
$ 51 .02 $ 8 .70
R-3 : Net Assets .................................................................................... $ 24,846 $ 8,123 N/A
Shares Issued and Outstanding .............................................................. 510 959
Net Asset Value per share ...................................................................
$ 48 .74 $ 8 .47
R-5 : Net Assets .................................................................................... $ 36,076 $ 15,780 N/A
Shares Issued and Outstanding .............................................................. 717 1,851
Net Asset Value per share ...................................................................
$ 50 .29 $ 8 .52
R-6 : Net Assets .................................................................................... $ 6,203,029 N/A N/A
Shares Issued and Outstanding .............................................................. 120,830
Net Asset Value per share ...................................................................
$ 51 .34
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Real Asset
Fund
(a)
Edge MidCap Fund
Global Listed
Infrastructure Fund
(b)
Investment in securities--at cost ................................................................
$ 2,319,559 $ 42,622 $ 120,449
Investment in affiliated Funds--at cost ..........................................................
$ 51,139 $ 742 $ 2,721
Foreign currency--at cost ........................................................................
$ – $ – $ 242
Assets
Investment in securities--at value  ................................................................ $ 2,436,299
(c)
$ 52,218 $ 122,577
(c)
Investment in affiliated Funds--at value ........................................................... 51,139 742 2,721
Foreign currency--at value ........................................................................ – – 242
Cash ............................................................................................... 150 – –
Deposits with counterparty ........................................................................ 1,965 – –
Receivables:
Dividends and interest ....................................................................... 6,534 49 216
Expense reimbursement from Manager ..................................................... 50 5 18
Foreign currency contracts ................................................................. 32 – –
Fund shares sold ............................................................................. 863 18 2
Investment securities sold ................................................................... 10,017 – –
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 , net) ...................... 1,321 – –
Unrealized gain on unfunded commitments ................................................ 1 – –
Variation margin on futures ................................................................. 1,953 – –
Variation margin on swaps .................................................................. 29 – –
Total Assets   2,510,353 53,032 125,776
Liabilities
Accrued management and investment advisory fees .............................................. 1,584 29 79
Accrued distribution fees .......................................................................... 9 3 –
Accrued transfer agent fees ....................................................................... 335 11 1
Accrued directors' expenses ....................................................................... 6 4 2
Accrued professional fees ......................................................................... 105 17 20
Accrued registration fees .......................................................................... – 8 –
Accrued other expenses ........................................................................... 122 1 3
Cash overdraft ..................................................................................... 1,271 – –
Deposits from counterparty ....................................................................... 49 – –
Payables:
Foreign currency contracts .................................................................. 112 – –
Fund shares redeemed ....................................................................... 4,669 60 32
Investment securities purchased ............................................................ 44,308 – 242
Options and swaptions contracts written  (premiums received $ 27 , $ 0 and $ 0 ) ............ 25 – –
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 , net) .................. 26 – –
Variation margin on futures ................................................................. 1,329 – –
Variation margin on swaps .................................................................. 34 – –
Collateral obligation on securities loaned, at value ............................................... 11,305 – 1,933
Total Liabilities
65,289 133 2,312
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,445,064 $ 52,899 $ 123,464
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,368,523 $ 41,253 $ 120,421
Total distributable earnings (accumulated loss) ...................................................
76,541 11,646 3,043
Total Net Assets
$ 2,445,064 $ 52,899 $ 123,464
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,775,000 300,000 200,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 44,013 $ 13,969 N/A
Shares Issued and Outstanding .............................................................. 3,632 1,044
Net Asset Value per share ................................................................... $ 12 .12
(d)
$ 13 .38
(d)
Maximum Offering Price ....................................................................
$ 12 .59 $ 14 .16
Institutional : Net Assets ........................................................................... $ 1,314,610 $ 25,962 $ 123,464
Shares Issued and Outstanding .............................................................. 108,614 1,920 10,644
Net Asset Value per share ...................................................................
$ 12 .10 $ 13 .52 $ 11 .60
R-3 : Net Assets .................................................................................... $ 20 N/A N/A
Shares Issued and Outstanding .............................................................. 2
Net Asset Value per share ...................................................................
$ 12 .01
R-6 : Net Assets .................................................................................... $ 1,086,421 $ 12,968 N/A
Shares Issued and Outstanding .............................................................. 89,816 953
Net Asset Value per share ...................................................................
$ 12 .10 $ 13 .60
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Effective June 20, 2025, Global Sustainable Listed Infrastructure Fund changed its name to Global Listed Infrastructure Fund.
(c)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(d)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
International Small
Company Fund
Investment in securities--at cost ................................................................
$ 318,569 $ 519,513 $ 392,502
Investment in affiliated Funds--at cost ..........................................................
$ 76,101 $ 8,776 $ 6,520
Assets
Investment in securities--at value  ................................................................ $ 331,902 $ 687,231
(b)
$ 499,049
(b)
Investment in affiliated Funds--at value ........................................................... 76,101 8,776 6,520
Cash ............................................................................................... 98 – –
Deposits with counterparty ........................................................................ 23,700 54 –
Receivables:
Dividends and interest ....................................................................... 2,590 4,276 1,516
Expense reimbursement from Manager ..................................................... 56 33 8
Foreign currency contracts ................................................................. 1,378 – –
Fund shares sold ............................................................................. 330 304 146
Interfund lending ............................................................................ – – 4,810
Investment securities sold ................................................................... 8,364 1,238 4,936
OTC swap agreements--at value (premiums paid $0, $0 and $0, net) ...................... 6,434 – –
Variation margin on futures ................................................................. 615 – –
Variation margin on swaps .................................................................. 18 – –
Prepaid expenses ..................................................................................
1 – –
Total Assets   451,587 701,912 516,985
Liabilities
Accrued management and investment advisory fees .............................................. 440 130 428
Accrued administrative service fees .............................................................. – 1 –
Accrued distribution fees .......................................................................... 7 3 –
Accrued service fees .............................................................................. – 10 –
Accrued transfer agent fees ....................................................................... 78 15 3
Accrued directors' expenses ....................................................................... 4 3 2
Accrued professional fees ......................................................................... 119 48 33
Accrued other expenses ........................................................................... 72 153 60
Cash overdraft ..................................................................................... 221 134 462
Deposits from counterparty ....................................................................... 250 – –
Payables:
Dividends and interest on securities sold short ............................................. 12 – –
Foreign currency contracts .................................................................. 1,047 – –
Fund shares redeemed ....................................................................... 322 1,208 1,396
Investment securities purchased ............................................................ 10,870 – 3,513
Options and swaptions contracts written (premiums received $573, $0 and $0 ) ........... 374 – –
Short sales (proceeds received $6,470, $0 and $0) ......................................... 7,282 – –
OTC swap agreements--at value (premiums received $80, $0 and $0, net) ................ 133 – –
Variation margin on futures ................................................................. 783 11 –
Variation margin on swaps .................................................................. 21 – –
Collateral obligation on securities loaned, at value ............................................... – 8,045 3,985
Total Liabilities
22,035 9,761 9,882
Net Assets Applicable to Outstanding Shares ..................................................
$ 429,552 $ 692,151 $ 507,103
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 397,265 $ 495,698 $ 427,186
Total distributable earnings (accumulated loss) ...................................................
32,287 196,453 79,917
Total Net Assets
$ 429,552 $ 692,151 $ 507,103

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
International Small
Company Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,750,000 1,150,000 300,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ $ 33,588 N/A N/A
Shares Issued and Outstanding .............................................................. 2,913
Net Asset Value per share ................................................................... $ 11.53
(c)
Maximum Offering Price ....................................................................
$ 11.98
Institutional: Net Assets ........................................................................... $ 265,373 $ 82,259 $ 24,458
Shares Issued and Outstanding .............................................................. 22,593 6,101 1,985
Net Asset Value per share ...................................................................
$ 11.75 $ 13.48 $ 12.32
R-3: Net Assets .................................................................................... N/A $ 13,831 N/A
Shares Issued and Outstanding .............................................................. 1,052
Net Asset Value per share ...................................................................
$ 13.15
R-5: Net Assets .................................................................................... N/A $ 31,759 N/A
Shares Issued and Outstanding .............................................................. 2,374
Net Asset Value per share ...................................................................
$ 13.38
R-6: Net Assets .................................................................................... $ 130,591 $ 564,302 $ 482,645
Shares Issued and Outstanding .............................................................. 11,091 41,798 38,929
Net Asset Value per share ...................................................................
$ 11.77 $ 13.50 $ 12.40
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Opportunistic
Municipal Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ................................................................
$ 180,509 $ 1,063,393 $ 5,256,030
Investment in affiliated Funds--at cost ..........................................................
$ – $ 21,309 $ 107,784
Foreign currency--at cost ........................................................................
$ – $ – $ 1
Assets
Investment in securities--at value  ................................................................ $ 171,545 $ 1,597,852 $ 5,316,047
(a)
Investment in affiliated Funds--at value ........................................................... – 21,309 107,784
Foreign currency--at value ........................................................................ – – 1
Cash ............................................................................................... 541 – 26
Deposits with counterparty ........................................................................ – – 10,067
Receivables:
Dividends and interest ....................................................................... 2,378 1,913 62,534
Expense reimbursement from Manager ..................................................... 14 – –
Fund shares sold ............................................................................. 922 435 9,773
Investment securities sold ................................................................... 1,003 – 585
Total Assets   176,403 1,621,509 5,506,817
Liabilities
Accrued management and investment advisory fees .............................................. 60 1,040 3,207
Accrued distribution fees .......................................................................... 7 51 242
Accrued service fees .............................................................................. – – 1
Accrued transfer agent fees ....................................................................... 42 81 841
Accrued directors' expenses ....................................................................... 4 6 12
Accrued professional fees ......................................................................... 32 19 30
Accrued other expenses ........................................................................... 5 6 119
Payables:
Dividends payable ........................................................................... 716 – –
Expense reimbursement to Manager ........................................................ – 14 –
Fund shares redeemed ....................................................................... 613 1,749 7,179
Interest expense and fees payable ........................................................... 118 – –
Investment securities purchased ............................................................ 1,973 – –
Collateral obligation on securities loaned, at value ............................................... – – 86,870
Floating rate notes issued .........................................................................
14,160 – –
Total Liabilities
17,730 2,966 98,501
Net Assets Applicable to Outstanding Shares ..................................................
$ 158,673 $ 1,618,543 $ 5,408,316
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 189,277 $ 1,085,586 $ 5,820,664
Total distributable earnings (accumulated loss) ...................................................
(30,604) 532,957 (412,348)
Total Net Assets
$ 158,673 $ 1,618,543 $ 5,408,316
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 300,000 1,700,000 2,500,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 30,644 $ 180,264 $ 633,867
Shares Issued and Outstanding .............................................................. 3,339 9,207 67,212
Net Asset Value per share ................................................................... $ 9 .18
(b)
$ 19 .58
(b)
$ 9 .43
(b)
Maximum Offering Price ....................................................................
$ 9 .54 $ 20 .72 $ 9 .80
Class C : Net Assets ................................................................................ N/A $ 16,216 $ 118,501
Shares Issued and Outstanding .............................................................. 839 12,565
Net Asset Value per share ...................................................................
$ 19 .35
(b)
$ 9 .43
(b)
Class J : Net Assets ................................................................................ N/A N/A $ 33,203
Shares Issued and Outstanding .............................................................. 3,660
Net Asset Value per share ...................................................................
$ 9 .07
(b)
Institutional : Net Assets ........................................................................... $ 128,029 $ 727,740 $ 3,719,221
Shares Issued and Outstanding .............................................................. 13,937 36,921 398,310
Net Asset Value per share ...................................................................
$ 9 .19 $ 19 .71 $ 9 .34
R-3 : Net Assets .................................................................................... N/A N/A $ 2,206
Shares Issued and Outstanding .............................................................. 238
Net Asset Value per share ...................................................................
$ 9 .27
R-5 : Net Assets .................................................................................... N/A N/A $ 3,529
Shares Issued and Outstanding .............................................................. 380
Net Asset Value per share ...................................................................
$ 9 .28
R-6 : Net Assets .................................................................................... N/A $ 694,323 $ 897,789
Shares Issued and Outstanding .............................................................. 35,023 96,209
Net Asset Value per share ...................................................................
$ 19 .83 $ 9 .33
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2025

See accompanying notes.
Amounts in thousands Blue Chip Fund
(a)
Bond Market Index
Fund
(a),(b)
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 165 $ 2,519 $ 418
Dividends ............................................................................................... 70,628 1,049 613
Withholding tax ........................................................................................ (711) – –
Interest .................................................................................................. 1 101,346 61,411
Securities lending - net .................................................................................
13 130 242
Total Income 70,096 105,044 62,684
Expenses:
Management and investment advisory fees ............................................................ 66,405 3,138 N/A
Distribution f ees - Class A ............................................................................. 3,072 N/A N/A
Distribution f ees - Class C ............................................................................. 3,332 N/A N/A
Distribution f ees - Class J .............................................................................. 414 51 N/A
Distribution f ees - R-1 ................................................................................. N/A 1 N/A
Distribution f ees - R-3 ................................................................................. 53 21 N/A
Distribution f ees - R-4 ................................................................................. 1 1 N/A
Administrative service fees - R-3 ...................................................................... 15 6 N/A
Administrative service fees - R-5 ...................................................................... 3 1 N/A
Registration fees - Class A ............................................................................. 38 N/A N/A
Registration fees - Class C ............................................................................. 20 N/A N/A
Registration fees - Class J .............................................................................. 25 16 N/A
Registration fees - Class S ............................................................................. N/A N/A 31
Registration fees - Institutional ........................................................................ 70 15 N/A
Registration fees - R-6 ................................................................................. 40 N/A N/A
Service fees - R-3 ...................................................................................... 53 21 N/A
Service fees - R-4 ...................................................................................... 2 3 N/A
Service fees - R-5 ...................................................................................... 75 33 N/A
Shareholder reports - Class A .......................................................................... 87 N/A N/A
Shareholder reports - Class C .......................................................................... 8 N/A N/A
Shareholder reports - Class S .......................................................................... N/A N/A 10
Shareholder reports - Institutional ..................................................................... 111 11 N/A
Shareholder reports - R-6 .............................................................................. 45 N/A N/A
Transfer agent fees - Class A ........................................................................... 1,218 N/A N/A
Transfer agent fees - Class C ........................................................................... 316 N/A N/A
Transfer agent fees - Class J ........................................................................... 83 39 N/A
Transfer agent fees - Class S ........................................................................... N/A N/A 374
Transfer agent fees - Institutional ...................................................................... 2,772 93 N/A
Transfer agent fees - R-6 ............................................................................... 279 N/A N/A
Chief compliance officer expenses ..................................................................... 7 2 1
Custodian fees .......................................................................................... 76 30 11
Directors' expenses ..................................................................................... 223 50 22
Professional fees ....................................................................................... 53 46 35
Technology fees ........................................................................................ 6 6 6
Other expenses ......................................................................................... 316 24 21
Total Gross Expenses 79,218 3,608 511
Less: Reimbursement from Manager .................................................................. 3,393 114 –
Less: Reimbursement from Manager - Class S ........................................................ N/A N/A 503
Less: Reimbursement from Distributor - Class J ...................................................... 9 1 N/A
Total Net Expenses 75,816 3,493 8
Net Investment Income (Loss) (5,720) 101,551 62,676
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ 1,691,386 (5,783) 2,787
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 63,909 (15,778) 29,903
Net Realized and Unrealized Gain (Loss) on investments 1,755,295 (21,561) 32,690
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,749,575 $ 79,990 $ 95,366
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2025

See accompanying notes.
Amounts in thousands
Diversified Real
Asset Fund
(a)
Edge MidCap Fund
Global Listed
Infrastructure
Fund
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,089 $ 48 $ 89
Dividends ............................................................................................... 62,300 944 1,026
Withholding tax ........................................................................................ (2,736) – (48)
Interest .................................................................................................. 34,846 – 1
Securities lending - net .................................................................................
296 – 6
Total Income 96,795 992 1,074
Expenses:
Management and investment advisory fees ............................................................ 20,074 434 295
Distribution f ees - Class A ............................................................................. 114 40 N/A
Registration fees - Class A ............................................................................. 15 15 N/A
Registration fees - Institutional ........................................................................ 36 18 19
Registration fees - R-6 ................................................................................. 46 16 N/A
Shareholder reports - Class A .......................................................................... 2 – N/A
Shareholder reports - Institutional ..................................................................... 38 3 2
Shareholder reports - R-6 .............................................................................. – 1 N/A
Transfer agent fees - Class A ........................................................................... 58 24 N/A
Transfer agent fees - Institutional ...................................................................... 1,327 36 6
Transfer agent fees - R-6 ............................................................................... 8 3 N/A
Chief compliance officer expenses ..................................................................... 2 – –
Custodian fees .......................................................................................... 172 2 9
Directors' expenses ..................................................................................... 57 5 3
Professional fees ....................................................................................... 186 21 31
Technology fees ........................................................................................ 6 6 6
Other expenses ......................................................................................... 202 4 1
Total Gross Expenses 22,343 628 372
Less: Reimbursement from Manager .................................................................. – – 26
Less: Reimbursement from Manager - Class A ........................................................ – 17 N/A
Less: Reimbursement from Manager - Institutional ................................................... 724 36 53
Less: Reimbursement from Manager - R-6 ............................................................ – 26 N/A
Total Net Expenses 21,619 549 293
Net Investment Income (Loss) 75,176 443 781
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ – , $ – and $ 0 , respectively) ........................ 29,194 3,190 724
Foreign currency contracts ............................................................................. 139 – –
Foreign currency transactions .......................................................................... (471) – (36)
Futures contracts ....................................................................................... 20,018 – –
Options and swaptions ................................................................................. 395 – –
Swap agreements ....................................................................................... 1,122 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ – , $ – and $ 4 , respectively) ..................................... 22,981 (1,396) 920
Foreign currency contracts ............................................................................. 66 – –
Futures contracts ....................................................................................... 618 – –
Options and swaptions ................................................................................. 71 – –
Swap agreements ....................................................................................... 3,307 – –
Translation of assets and liabilities in foreign currencies .............................................. 38 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements 77,478 1,794 1,608
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 152,654 $ 2,237 $ 2,389
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Effective June 20, 2025, Global Sustainable Listed Infrastructure Fund changed its name to Global Listed Infrastructure Fund.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2025

See accompanying notes.
Amounts in thousands
Global Multi-
Strategy Fund
(a)
International Equity
Index Fund
(b),(c)
International Small
Company Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3,476 $ 81 $ 156
Dividends ............................................................................................... 3,340 35,745 14,813
Withholding tax ........................................................................................ (161) (2,597) (1,375)
Interest .................................................................................................. 11,565 – 4
Securities lending - net .................................................................................
– 29 44
IRS closing agreement fees related to foreign tax reclaims ............................................
(12) – –
Total Income 18,208 33,258 13,642
Expenses:
Management and investment advisory fees ............................................................ 5,316 2,436 5,393
Distribution f ees - Class A ............................................................................. 82 N/A N/A
Distribution f ees - R-3 ................................................................................. N/A 34 N/A
Distribution f ees - R-4 ................................................................................. N/A 2 N/A
Administrative service fees - R-3 ...................................................................... N/A 10 N/A
Administrative service fees - R-4 ...................................................................... N/A 1 N/A
Administrative service fees - R-5 ...................................................................... N/A 2 N/A
Registration fees - Class A ............................................................................. 17 N/A N/A
Registration fees - Institutional ........................................................................ 27 14 17
Registration fees - R-6 ................................................................................. 16 17 19
Service fees - R-3 ...................................................................................... N/A 34 N/A
Service fees - R-4 ...................................................................................... N/A 5 N/A
Service fees - R-5 ...................................................................................... N/A 60 N/A
Shareholder reports - Class A .......................................................................... 3 N/A N/A
Shareholder reports - Institutional ..................................................................... 36 14 1
Shareholder reports - R-6 .............................................................................. 52 – 1
Transfer agent fees - Class A ........................................................................... 33 N/A N/A
Transfer agent fees - Institutional ...................................................................... 240 78 14
Transfer agent fees - R-6 ............................................................................... 246 4 9
Chief compliance officer expenses ..................................................................... – 1 –
Custodian fees .......................................................................................... 142 133 144
Directors' expenses ..................................................................................... 12 24 12
Dividends and interest on securities sold short ........................................................ 71 – –
Index license fees ...................................................................................... – 337 –
Professional fees ....................................................................................... 167 87 48
Short sale fees .......................................................................................... 54 – –
Technology fees ........................................................................................ 6 6 6
Other expenses ......................................................................................... 22 170 16
Total Gross Expenses 6,542 3,469 5,680
Less: Reimbursement from Manager - Institutional ................................................... 126 105 23
Less: Reimbursement from Manager - R-6 ............................................................ 369 169 34
Total Net Expenses 6,047 3,195 5,623
Net Investment Income (Loss) 12,161 30,063 8,019
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ 15,350 229,395 50,936
Foreign currency contracts ............................................................................. 1,577 – –
Foreign currency transactions .......................................................................... (848) 18 (111)
Futures contracts ....................................................................................... (6,510) 281 –
Options and swaptions ................................................................................. 1,503 – –
Short sales .............................................................................................. (1,337) – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 2,777 (135,456) 1,208
Foreign currency contracts ............................................................................. 2,045 – –
Futures contracts ....................................................................................... 803 (76) –
Options and swaptions ................................................................................. 350 – –
Short sales .............................................................................................. 600 – –
Swap agreements ....................................................................................... 1,097 – –
Translation of assets and liabilities in foreign currencies .............................................. 9 82 (21)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 17,416 94,244 52,012
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 29,577 $ 124,307 $ 60,031
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(c)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2025

See accompanying notes.
Amounts in thousands
Opportunistic
Municipal Fund
Small-MidCap
Dividend Income
Fund
Spectrum Preferred
and Capital
Securities Income
Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 1,112 $ 1,772
Dividends ............................................................................................... 13 35,580 31,359
Withholding tax ........................................................................................ – (47) –
Interest .................................................................................................. 8,750 8 298,027
Securities lending - net .................................................................................
– 2 949
Total Income 8,763 36,655 332,107
Expenses:
Management and investment advisory fees ............................................................ 719 12,587 40,442
Distribution f ees - Class A ............................................................................. 85 441 1,655
Distribution f ees - Class C ............................................................................. N/A 184 1,280
Distribution f ees - Class J .............................................................................. N/A N/A 50
Distribution f ees - R-3 ................................................................................. N/A N/A 5
Administrative service fees - R-3 ...................................................................... N/A N/A 2
Registration fees - Class A ............................................................................. 17 21 26
Registration fees - Class C ............................................................................. N/A 15 16
Registration fees - Class J .............................................................................. N/A N/A 12
Registration fees - Institutional ........................................................................ 26 21 74
Registration fees - R-6 ................................................................................. N/A 21 19
Service fees - R-3 ...................................................................................... N/A N/A 5
Service fees - R-4 ...................................................................................... N/A N/A 1
Service fees - R-5 ...................................................................................... N/A N/A 8
Shareholder reports - Class A .......................................................................... – 3 8
Shareholder reports - Class C .......................................................................... N/A – 2
Shareholder reports - Institutional ..................................................................... 2 29 180
Shareholder reports - R-6 .............................................................................. N/A – 3
Transfer agent fees - Class A ........................................................................... 19 178 558
Transfer agent fees - Class C ........................................................................... N/A 25 121
Transfer agent fees - Class J ........................................................................... N/A N/A 34
Transfer agent fees - Institutional ...................................................................... 152 539 3,805
Transfer agent fees - R-6 ............................................................................... N/A 6 20
Chief compliance officer expenses ..................................................................... – 1 4
Custodian fees .......................................................................................... 2 12 53
Directors' expenses ..................................................................................... 7 37 123
Interest expense and fees ............................................................................... 388 – –
Professional fees ....................................................................................... 40 24 45
Technology fees ........................................................................................ 6 6 6
Other expenses ......................................................................................... 12 22 98
Total Gross Expenses 1,475 14,172 48,655
Less: Reimbursement from Manager - Class A ........................................................ – 30 –
Less: Reimbursement from Manager - Class C ........................................................ N/A 24 –
Less: Reimbursement from Manager - Institutional ................................................... 70 29 –
Less: Reimbursement from Distributor - Class J ...................................................... N/A N/A 1
Total Net Expenses 1,405 14,089 48,654
Net Investment Income (Loss) 7,358 22,566 283,453
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ (3,297) 15,134 7,534
Foreign currency transactions .......................................................................... – (5) –
Futures contracts ....................................................................................... – – (3,058)
Options and swaptions ................................................................................. – – 3,423
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (7,671) 68,330 89,009
Options and swaptions ................................................................................. – – (11)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions (10,968) 83,459 96,897
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (3,610) $ 106,025 $ 380,350
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Blue Chip Fund
Year Ended
August 31, 2025
(a)
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ (5,720) $ 8,054
Net realized gain (loss) on investments ...................................................................................................... 1,691,386 334,207
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
63,909 2,266,863
Net Increase (Decrease) in Net Assets Resulting from Operations 1,749,575 2,609,124
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (503,177) (1,781)
Total Dividends and Distributions (503,177) (1,781)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(1,368,568) (412,944)
Total Increase (Decrease) in Net Assets (122,170) 2,194,399
Net Assets
Beginning of period ..........................................................................................................................
11,671,714 9,477,315
End of period ................................................................................................................................
$ 11,549,544 $ 11,671,714
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2025
(a)
Dollars:
Sold .................................... $ 162,722 $ 32,395 $ 53,321 $ 534,594 $ 10,767 $ 56 $ 12,740 $ 580,573
Reinvested ............................... 53,552 16,387 12,074 135,974 832 – 1,197 276,781
Redeemed ................................
(243,358) (84,879) (64,805) (883,818) (6,111) (3,131) (6,900) (1,959,531)
Net Increase (Decrease)
$ (27,084) $ (36,097) $ 590 $ (213,250) $ 5,488 $ (3,075) $ 7,037 $ (1,102,177)
Shares:
Sold .................................... 3,617 786 1,148 11,377 241 2 274 12,422
Reinvested ............................... 1,160 392 256 2,849 18 – 25 5,765
Redeemed ................................
(5,360) (2,071) (1,413) (18,854) (136) (67) (152) (41,790)
Net Increase (Decrease)
(583) (893) (9) (4,628) 123 (65) 147 (23,603)
Year Ended August 31, 2024
Dollars:
Sold .................................... $ 165,199 $ 39,927 $ 62,399 $ 1,233,117 $ 8,216 $ 1,140 $ 13,206 $ 1,017,523
Reinvested ............................... – – – – – – – 1,759
Redeemed ................................
(244,629) (65,359) (51,015) (1,292,346) (6,444) (873) (6,149) (1,288,615)
Net Increase (Decrease)
$ (79,430) $ (25,432) $ 11,384 $ (59,229) $ 1,772 $ 267 $ 7,057 $ (269,333)
Shares:
Sold .................................... 4,332 1,116 1,566 30,308 218 29 358 24,263
Reinvested ............................... – – – – – – – 44
Redeemed ................................
(6,336) (1,828) (1,269) (32,230) (170) (22) (148) (31,581)
Net Increase (Decrease)
(2,004) (712) 297 (1,922) 48 7 210 (7,274)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2025
(a)
From net investment income and net realized gain on
investments ............................... $ (54,586) $ (16,877) $ (12,091) $ (138,900) $ (832) $ – $ (1,197) $ (278,694)
Total Dividends and Distributions
$ (54,586) $ (16,877) $ (12,091) $ (138,900) $ (832) $ – $ (1,197) $ (278,694)
Year Ended August 31, 2024
From net investment income and net realized gain on
investments ............................... $ – $ – $ – $ – $ – $ – $ – $ (1,781)
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ – $ – $ (1,781)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Bond Market Index Fund
Year Ended
August 31,
2025
(a), (b)
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 101,551 $ 83,795
Net realized gain (loss) on investments ...................................................................................................... (5,783) (63,405)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(15,778) 115,342
Net Increase (Decrease) in Net Assets Resulting from Operations 79,990 135,732
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (81,344) (85,167)
Total Dividends and Distributions (81,344) (85,167)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
524,091 (243,669)
Total Increase (Decrease) in Net Assets 522,737 (193,104)
Net Assets
Beginning of period ..........................................................................................................................
2,294,014 2,487,118
End of period ................................................................................................................................
$ 2,816,751 $ 2,294,014
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended August 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 18,204 $ 775,875 $ 24 $ 2,753 $ 1,265 $ 9,314
Reinvested .................................................... 1,018 79,612 – 263 – 445
Redeemed .....................................................
(12,648) (337,659) (840) (3,589) (6,336) (3,610)
Net Increase (Decrease)
$ 6,574 $ 517,828 $ (816) $ (573) $ (5,071) $ 6,149
Shares:
Sold ......................................................... 2,187 90,725 3 332 148 1,104
Reinvested .................................................... 126 9,603 – 32 – 55
Redeemed .....................................................
(1,521) (39,330) (100) (431) (746) (428)
Net Increase (Decrease)
792 60,998 (97) (67) (598) 731
Year Ended August 31, 2024
Dollars:
Sold ......................................................... $ 6,387 $ 529,263 $ 400 $ 3,562 $ 2,768 $ 2,716
Reinvested .................................................... 1,141 83,177 23 300 134 388
Redeemed .....................................................
(6,891) (857,376) (132) (4,351) (1,719) (3,459)
Net Increase (Decrease)
$ 637 $ (244,936) $ 291 $ (489) $ 1,183 $ (355)
Shares:
Sold ......................................................... 774 62,773 49 437 333 329
Reinvested .................................................... 138 9,820 3 36 16 47
Redeemed .....................................................
(836) (102,986) (16) (531) (208) (419)
Net Increase (Decrease)
76 (30,393) 36 (58) 141 (43)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (1,024) $ (79,612) $ – $ (263) $ – $ (445)
Total Dividends and Distributions
$ (1,024) $ (79,612) $ – $ (263) $ – $ (445)
Year Ended August 31, 2024
From net investment income and net realized gain on investments ............. $ (1,145) $ (83,177) $ (23) $ (300) $ (134) $ (388)
Total Dividends and Distributions
$ (1,145) $ (83,177) $ (23) $ (300) $ (134) $ (388)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Capital Securities Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 62,676 $ 59,586
Net realized gain (loss) on investments ...................................................................................................... 2,787 (5,506)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
29,903 104,435
Net Increase (Decrease) in Net Assets Resulting from Operations 95,366 158,515
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (68,240) (63,966)
Total Dividends and Distributions (68,240) (63,966)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(153,965) 65,496
Total Increase (Decrease) in Net Assets (126,839) 160,045
Net Assets
Beginning of period ..........................................................................................................................
1,201,579 1,041,534
End of period ................................................................................................................................
$ 1,074,740 $ 1,201,579
Class S
Capital Share Transactions:
Year Ended August 31, 2025
Dollars:
Sold .............................................................................................................. $ 217,037
Reinvested ......................................................................................................... 40,300
Redeemed ..........................................................................................................
(411,302)
Net Increase (Decrease)
$ (153,965)
Shares:
Sold .............................................................................................................. 22,841
Reinvested ......................................................................................................... 4,245
Redeemed ..........................................................................................................
(43,270)
Net Increase (Decrease)
(16,184)
Year Ended August 31, 2024
Dollars:
Sold .............................................................................................................. $ 353,626
Reinvested ......................................................................................................... 38,427
Redeemed ..........................................................................................................
(326,557)
Net Increase (Decrease)
$ 65,496
Shares:
Sold .............................................................................................................. 39,439
Reinvested ......................................................................................................... 4,299
Redeemed ..........................................................................................................
(36,634)
Net Increase (Decrease)
7,104
Dividends and Distributions to Shareholders:
Year Ended August 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (68,240)
Total Dividends and Distributions
$ (68,240)
Year Ended August 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (63,966)
Total Dividends and Distributions
$ (63,966)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 75,176 $ 106,455
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ........................ 50,397 (113,901)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .............................................................................................................................
27,081 312,223
Net Increase (Decrease) in Net Assets Resulting from Operations 152,654 304,777
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (58,284) (90,582)
Total Dividends and Distributions (58,284) (90,582)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(766,557) (589,436)
Total Increase (Decrease) in Net Assets (672,187) (375,241)
Net Assets
Beginning of period ..........................................................................................................................
3,117,251 3,492,492
End of period ................................................................................................................................
$ 2,445,064 $ 3,117,251
Class A Institutional R-3 R-6
Capital Share Transactions:
Year Ended August 31, 2025
Dollars:
Sold .............................................................................. $ 3,190 $ 155,242 $ 5 $ 136,127
Reinvested ......................................................................... 770 26,920 – 27,652
Redeemed ..........................................................................
(11,256) (438,535) (10) (666,662)
Net Increase (Decrease)
$ (7,296) $ (256,373) $ (5) $ (502,883)
Shares:
Sold .............................................................................. 277 13,467 1 11,769
Reinvested ......................................................................... 66 2,327 – 2,393
Redeemed ..........................................................................
(973) (37,965) (1) (58,016)
Net Increase (Decrease)
(630) (22,171) – (43,854)
Year Ended August 31, 2024
Dollars:
Sold .............................................................................. $ 4,109 $ 329,054 $ 14 $ 377,818
Reinvested ......................................................................... 1,292 43,925 6 41,009
Redeemed ..........................................................................
(32,798) (962,985) (281) (390,599)
Net Increase (Decrease)
$ (27,397) $ (590,006) $ (261) $ 28,228
Shares:
Sold .............................................................................. 381 30,565 1 35,286
Reinvested ......................................................................... 117 3,992 1 3,725
Redeemed ..........................................................................
(3,014) (87,999) (25) (35,735)
Net Increase (Decrease)
(2,516) (53,442) (23) 3,276
Dividends and Distributions to Shareholders:
Year Ended August 31, 2025
From net investment income and net realized gain on investments .................................. $ (810) $ (29,133) $ – $ (28,341)
Total Dividends and Distributions
$ (810) $ (29,133) $ – $ (28,341)
Year Ended August 31, 2024
From net investment income and net realized gain on investments .................................. $ (1,372) $ (47,283) $ (6) $ (41,921)
Total Dividends and Distributions
$ (1,372) $ (47,283) $ (6) $ (41,921)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 443 $ 732
Net realized gain (loss) on investments ...................................................................................................... 3,190 1,779
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(1,396) 7,940
Net Increase (Decrease) in Net Assets Resulting from Operations 2,237 10,451
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (2,338) (1,309)
Total Dividends and Distributions (2,338) (1,309)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(24,350) (8,167)
Total Increase (Decrease) in Net Assets (24,451) 975
Net Assets
Beginning of period ..........................................................................................................................
77,350 76,375
End of period ................................................................................................................................
$ 52,899 $ 77,350
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2025
Dollars:
Sold ......................................................................................... $ 3,391 $ 5,679 $ 1,024
Reinvested .................................................................................... 493 1,117 486
Redeemed .....................................................................................
(7,604) (18,174) (10,762)
Net Increase (Decrease)
$ (3,720) $ (11,378) $ (9,252)
Shares:
Sold ......................................................................................... 262 436 78
Reinvested .................................................................................... 39 87 38
Redeemed .....................................................................................
(589) (1,393) (866)
Net Increase (Decrease)
(288) (870) (750)
Year Ended August 31, 2024
Dollars:
Sold ......................................................................................... $ 6,158 $ 13,169 $ 2,519
Reinvested .................................................................................... 263 573 286
Redeemed .....................................................................................
(8,702) (11,492) (10,941)
Net Increase (Decrease)
$ (2,281) $ 2,250 $ (8,136)
Shares:
Sold ......................................................................................... 508 1,078 206
Reinvested .................................................................................... 21 46 23
Redeemed .....................................................................................
(719) (935) (897)
Net Increase (Decrease)
(190) 189 (668)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2025
From net investment income and net realized gain on investments ............................................. $ (493) $ (1,149) $ (696)
Total Dividends and Distributions
$ (493) $ (1,149) $ (696)
Year Ended August 31, 2024
From net investment income and net realized gain on investments ............................................. $ (263) $ (583) $ (463)
Total Dividends and Distributions
$ (263) $ (583) $ (463)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Listed Infrastructure Fund
(a)
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 781 $ 483
Net realized gain (loss) on investments and foreign currencies ............................................................................. 688 256
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
920 2,148
Net Increase (Decrease) in Net Assets Resulting from Operations 2,389 2,887
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,067) (1,246)
Total Dividends and Distributions (1,067) (1,246)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
102,547 1,945
Total Increase (Decrease) in Net Assets 103,869 3,586
Net Assets
Beginning of period ..........................................................................................................................
19,595 16,009
End of period ................................................................................................................................
$ 123,464 $ 19,595
Institutional
Capital Share Transactions:
Year Ended August 31, 2025
Dollars:
Sold .............................................................................................................. $ 103,033
Reinvested ......................................................................................................... 789
Redeemed ..........................................................................................................
(1,275)
Net Increase (Decrease)
$ 102,547
Shares:
Sold .............................................................................................................. 8,952
Reinvested ......................................................................................................... 76
Redeemed ..........................................................................................................
(111)
Net Increase (Decrease)
8,917
Year Ended August 31, 2024
Dollars:
Sold .............................................................................................................. $ 1,293
Reinvested ......................................................................................................... 884
Redeemed ..........................................................................................................
(232)
Net Increase (Decrease)
$ 1,945
Shares:
Sold .............................................................................................................. 126
Reinvested ......................................................................................................... 85
Redeemed ..........................................................................................................
(23)
Net Increase (Decrease)
188
Dividends and Distributions to Shareholders:
Year Ended August 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (1,067)
Total Dividends and Distributions
$ (1,067)
Year Ended August 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (1,246)
Total Dividends and Distributions
$ (1,246)
(a)
Effective June 20, 2025, Global Sustainable Listed Infrastructure Fund changed its name to Global Listed Infrastructure Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 12,161 $ 15,287
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and short sales ............................... 9,735 6,105
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .......................................................................................................................
7,681 14,768
Net Increase (Decrease) in Net Assets Resulting from Operations 29,577 36,160
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (6,643) (15,141)
Total Dividends and Distributions (6,643) (15,141)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,102) (57,111)
Total Increase (Decrease) in Net Assets 14,832 (36,092)
Net Assets
Beginning of period ..........................................................................................................................
414,720 450,812
End of period ................................................................................................................................
$ 429,552 $ 414,720
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2025
Dollars:
Sold ......................................................................................... $ 6,273 $ 71,081 $ 19,889
Reinvested .................................................................................... 326 3,566 1,293
Redeemed .....................................................................................
(10,677) (79,584) (20,269)
Net Increase (Decrease)
$ (4,078) $ (4,937) $ 913
Shares:
Sold ......................................................................................... 568 6,306 1,757
Reinvested .................................................................................... 30 319 116
Redeemed .....................................................................................
(964) (7,053) (1,795)
Net Increase (Decrease)
(366) (428) 78
Year Ended August 31, 2024
Dollars:
Sold ......................................................................................... $ 2,792 $ 80,390 $ 75,661
Reinvested .................................................................................... 955 9,048 651
Redeemed .....................................................................................
(8,393) (190,934) (27,281)
Net Increase (Decrease)
$ (4,646) $ (101,496) $ 49,031
Shares:
Sold ......................................................................................... 265 7,501 6,958
Reinvested .................................................................................... 93 869 62
Redeemed .....................................................................................
(797) (17,854) (2,535)
Net Increase (Decrease)
(439) (9,484) 4,485
Dividends and Distributions to Shareholders:
Year Ended August 31, 2025
From net investment income and net realized gain on investments ............................................. $ (388) $ (4,223) $ (2,032)
Total Dividends and Distributions
$ (388) $ (4,223) $ (2,032)
Year Ended August 31, 2024
From net investment income and net realized gain on investments ............................................. $ (1,107) $ (11,817) $ (2,217)
Total Dividends and Distributions
$ (1,107) $ (11,817) $ (2,217)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Equity Index Fund
Year Ended
August 31,
2025
(a), (b)
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 30,063 $ 31,910
Net realized gain (loss) on investments , foreign currencies and futures ..................................................................... 229,694 29,666
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ......................................
(135,450) 144,722
Net Increase (Decrease) in Net Assets Resulting from Operations 124,307 206,298
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (49,386) (43,737)
Total Dividends and Distributions (49,386) (43,737)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(583,561) (194,364)
Total Increase (Decrease) in Net Assets (508,640) (31,803)
Net Assets
Beginning of period ..........................................................................................................................
1,200,791 1,232,594
End of period ................................................................................................................................
$ 692,151 $ 1,200,791
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 40,126 $ 5 $ 3,603 $ 419 $ 17,074 $ 107,062
Reinvested .................................................... 3,842 – 522 – 1,018 44,004
Redeemed .....................................................
(54,445) (189) (5,000) (9,269) (5,623) (726,710)
Net Increase (Decrease)
$ (10,477) $ (184) $ (875) $ (8,850) $ 12,469 $ (575,644)
Shares:
Sold ......................................................... 3,265 – 303 35 1,437 8,874
Reinvested .................................................... 346 – 48 – 92 3,957
Redeemed .....................................................
(4,407) (16) (410) (807) (466) (57,364)
Net Increase (Decrease)
(796) (16) (59) (772) 1,063 (44,533)
Year Ended August 31, 2024
Dollars:
Sold ......................................................... $ 28,193 $ 36 $ 3,508 $ 2,645 $ 3,312 $ 91,887
Reinvested .................................................... 2,679 6 454 366 516 39,716
Redeemed .....................................................
(21,832) (266) (4,554) (4,845) (3,821) (332,364)
Net Increase (Decrease)
$ 9,040 $ (224) $ (592) $ (1,834) $ 7 $ (200,761)
Shares:
Sold ......................................................... 2,499 3 325 238 298 8,133
Reinvested .................................................... 241 1 42 33 47 3,570
Redeemed .....................................................
(1,927) (26) (409) (436) (343) (30,063)
Net Increase (Decrease)
813 (22) (42) (165) 2 (18,360)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (3,842) $ – $ (522) $ – $ (1,018) $ (44,004)
Total Dividends and Distributions
$ (3,842) $ – $ (522) $ – $ (1,018) $ (44,004)
Year Ended August 31, 2024
From net investment income and net realized gain on investments ............. $ (2,679) $ (6) $ (454) $ (366) $ (516) $ (39,716)
Total Dividends and Distributions
$ (2,679) $ (6) $ (454) $ (366) $ (516) $ (39,716)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Small Company Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 8,019 $ 11,829
Net realized gain (loss) on investments and foreign currencies ............................................................................. 50,825 (1,615)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
1,187 82,079
Net Increase (Decrease) in Net Assets Resulting from Operations 60,031 92,293
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (21,552) (13,761)
Total Dividends and Distributions (21,552) (13,761)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(274,144) (42,271)
Total Increase (Decrease) in Net Assets (235,665) 36,261
Net Assets
Beginning of period ..........................................................................................................................
742,768 706,507
End of period ................................................................................................................................
$ 507,103 $ 742,768
Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2025
Dollars:
Sold ................................................................................................... $ 6,183 $ 93,807
Reinvested .............................................................................................. 857 20,695
Redeemed ...............................................................................................
(14,987) (380,699)
Net Increase (Decrease)
$ (7,947) $ (266,197)
Shares:
Sold ................................................................................................... 571 8,477
Reinvested .............................................................................................. 88 2,109
Redeemed ...............................................................................................
(1,424) (36,775)
Net Increase (Decrease)
(765) (26,189)
Year Ended August 31, 2024
Dollars:
Sold ................................................................................................... $ 8,675 $ 71,148
Reinvested .............................................................................................. 730 13,031
Redeemed ...............................................................................................
(19,656) (116,199)
Net Increase (Decrease)
$ (10,251) $ (32,020)
Shares:
Sold ................................................................................................... 875 7,092
Reinvested .............................................................................................. 73 1,291
Redeemed ...............................................................................................
(1,969) (11,702)
Net Increase (Decrease)
(1,021) (3,319)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (857) $ (20,695)
Total Dividends and Distributions
$ (857) $ (20,695)
Year Ended August 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (730) $ (13,031)
Total Dividends and Distributions
$ (730) $ (13,031)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 7,358 $ 6,480
Net realized gain (loss) on investments ...................................................................................................... (3,297) (3,212)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(7,671) 9,404
Net Increase (Decrease) in Net Assets Resulting from Operations (3,610) 12,672
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (7,803) (6,569)
Total Dividends and Distributions (7,803) (6,569)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
16,356 12,217
Total Increase (Decrease) in Net Assets 4,943 18,320
Net Assets
Beginning of period ..........................................................................................................................
153,730 135,410
End of period ................................................................................................................................
$ 158,673 $ 153,730
Class A Institutional
Capital Share Transactions:
Year Ended August 31, 2025
Dollars:
Sold ................................................................................................... $ 7,452 $ 62,258
Reinvested .............................................................................................. 1,502 6,248
Redeemed ...............................................................................................
(10,803) (50,301)
Net Increase (Decrease)
$ (1,849) $ 18,205
Shares:
Sold ................................................................................................... 769 6,500
Reinvested .............................................................................................. 158 656
Redeemed ...............................................................................................
(1,139) (5,313)
Net Increase (Decrease)
(212) 1,843
Year Ended August 31, 2024
Dollars:
Sold ................................................................................................... $ 9,741 $ 64,918
Reinvested .............................................................................................. 1,553 4,949
Redeemed ...............................................................................................
(19,017) (49,927)
Net Increase (Decrease)
$ (7,723) $ 19,940
Shares:
Sold ................................................................................................... 1,026 6,849
Reinvested .............................................................................................. 163 516
Redeemed ...............................................................................................
(2,011) (5,249)
Net Increase (Decrease)
(822) 2,116
Dividends and Distributions to Shareholders:
Year Ended August 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (1,555) $ (6,248)
Total Dividends and Distributions
$ (1,555) $ (6,248)
Year Ended August 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (1,613) $ (4,956)
Total Dividends and Distributions
$ (1,613) $ (4,956)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 22,566 $ 19,506
Net realized gain (loss) on investments and foreign currencies ............................................................................. 15,129 56,722
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
68,330 151,281
Net Increase (Decrease) in Net Assets Resulting from Operations 106,025 227,509
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (76,239) (30,859)
Total Dividends and Distributions (76,239) (30,859)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
96,625 9,742
Total Increase (Decrease) in Net Assets 126,411 206,392
Net Assets
Beginning of period ..........................................................................................................................
1,492,132 1,285,740
End of period ................................................................................................................................
$ 1,618,543 $ 1,492,132
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2025
Dollars:
Sold .............................................................................. $ 18,797 $ 2,319 $ 108,469 $ 314,297
Reinvested ......................................................................... 7,055 684 31,699 34,319
Redeemed ..........................................................................
(27,730) (10,479) (177,955) (204,850)
Net Increase (Decrease)
$ (1,878) $ (7,476) $ (37,787) $ 143,766
Shares:
Sold .............................................................................. 1,003 125 5,808 16,541
Reinvested ......................................................................... 367 36 1,641 1,767
Redeemed ..........................................................................
(1,488) (561) (9,520) (10,909)
Net Increase (Decrease)
(118) (400) (2,071) 7,399
Year Ended August 31, 2024
Dollars:
Sold .............................................................................. $ 21,006 $ 2,875 $ 109,761 $ 292,776
Reinvested ......................................................................... 3,368 409 16,723 8,982
Redeemed ..........................................................................
(26,943) (13,329) (180,516) (225,370)
Net Increase (Decrease)
$ (2,569) $ (10,045) $ (54,032) $ 76,388
Shares:
Sold .............................................................................. 1,208 167 6,271 15,909
Reinvested ......................................................................... 197 24 970 521
Redeemed ..........................................................................
(1,567) (780) (10,448) (12,938)
Net Increase (Decrease)
(162) (589) (3,207) 3,492
Dividends and Distributions to Shareholders:
Year Ended August 31, 2025
From net investment income and net realized gain on investments .................................. $ (7,660) $ (705) $ (33,550) $ (34,324)
Total Dividends and Distributions
$ (7,660) $ (705) $ (33,550) $ (34,324)
Year Ended August 31, 2024
From net investment income and net realized gain on investments .................................. $ (3,684) $ (418) $ (17,775) $ (8,982)
Total Dividends and Distributions
$ (3,684) $ (418) $ (17,775) $ (8,982)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Year Ended
August 31,
2025
(a), (b)
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 283,453 $ 282,387
Net realized gain (loss) on investments , futures and options and swaptions ................................................................ 7,899 (38,732)
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
88,998 489,502
Net Increase (Decrease) in Net Assets Resulting from Operations 380,350 733,157
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (319,009) (317,557)
Total Dividends and Distributions (319,009) (317,557)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(887,481) 64,628
Total Increase (Decrease) in Net Assets (826,140) 480,228
Net Assets
Beginning of period ..........................................................................................................................
6,234,456 5,754,228
End of period ................................................................................................................................
$ 5,408,316 $ 6,234,456
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2025
(a), (b)
Dollars:
Sold .......................... $ 89,250 $ 21,102 $ 5,168 $ 1,106,027 $ 2 $ 853 $ 15 $ 1,320 $ 206,062
Reinvested ..................... 28,426 5,066 1,818 193,026 4 101 10 171 27,454
Redeemed ......................
(196,305) (43,668) (8,213) (2,016,694) (500) (524) (1,012) (555) (305,885)
Net Increase (Decrease)
$ (78,629) $ (17,500) $ (1,227) $ (717,641) $ (494) $ 430 $ (987) $ 936 $ (72,369)
Shares:
Sold .......................... 9,557 2,258 574 119,750 – 93 2 144 22,309
Reinvested ..................... 3,048 543 203 20,899 – 11 1 19 2,975
Redeemed ......................
(21,052) (4,679) (915) (218,765) (54) (57) (111) (61) (33,075)
Net Increase (Decrease)
(8,447) (1,878) (138) (78,116) (54) 47 (108) 102 (7,791)
Year Ended August 31, 2024
Dollars:
Sold .......................... $ 147,058 $ 22,778 $ 4,938 $ 1,553,722 $ 11 $ 444 $ 56 $ 576 $ 220,817
Reinvested ..................... 28,350 5,305 1,683 193,163 22 91 49 114 27,458
Redeemed ......................
(217,149) (51,141) (5,842) (1,573,185) (31) (910) (129) (272) (293,348)
Net Increase (Decrease)
$ (41,741) $ (23,058) $ 779 $ 173,700 $ 2 $ (375) $ (24) $ 418 $ (45,073)
Shares:
Sold .......................... 16,480 2,546 570 175,781 1 51 6 64 24,661
Reinvested ..................... 3,179 596 195 21,830 3 10 6 13 3,107
Redeemed ......................
(24,367) (5,748) (682) (178,300) (4) (102) (15) (31) (33,342)
Net Increase (Decrease)
(4,708) (2,606) 83 19,311 – (41) (3) 46 (5,574)
Dividends and Distributions to
Shareholders:
Year Ended August 31, 2025
(a), (b)
From net investment income and net
realized gain on investments ......... $ (34,702) $ (5,706) $ (1,842) $ (225,926) $ (7) $ (109) $ (15) $ (171) $ (50,531)
Total Dividends and Distributions
$ (34,702) $ (5,706) $ (1,842) $ (225,926) $ (7) $ (109) $ (15) $ (171) $ (50,531)
Year Ended August 31, 2024
From net investment income and net
realized gain on investments ......... $ (35,438) $ (6,057) $ (1,706) $ (224,250) $ (22) $ (98) $ (50) $ (114) $ (49,822)
Total Dividends and Distributions
$ (35,438) $ (6,057) $ (1,706) $ (224,250) $ (22) $ (98) $ (50) $ (114) $ (49,822)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund,
Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, Global
Listed Infrastructure Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Small-MidCap
Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund, each a series of the Fund, (known as the "Funds") are presented herein. The Funds may offer up to eight classes of shares: Class A, Class C, Class J, Class S, Institutional, R-3, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective November 22, 2024, R-1 and R-4 shares discontinued operations and converted to R-3 and R-5 shares, respectively.
Effective June 20, 2025, Global Sustainable Listed Infrastructure Fund changed its name to Global Listed Infrastructure Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund's Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors as may occasionally be necessary.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of August 31,
2025:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Diversified Real Asset Fund
Euro 9 .7%
Global Listed Infrastructure Fund
Euro 9 .8%
Canadian Dollar 9 .0
British Pound Sterling 7 .0
Hong Kong Dollar 6 .7
Australian Dollar 5 .7
Brazilian Real 5 .6
Global Multi-Strategy Fund
Canadian Dollar 6 .1%
International Equity Index Fund
Euro 33 .9%
Japanese Yen 21 .5
British Pound Sterling 14 .4
Swiss Franc 9 .2
Australian Dollar 6 .8
International Small Company Fund
Japanese Yen 31 .9%
Euro 21 .9
British Pound Sterling 14 .3
Canadian Dollar 13 .4
Australian Dollar 5 .1
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-
dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, paydowns, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and the limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the year ended August 31, 2025, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaim income is included in dividend income on the statements of operations.
In the event that foreign tax reclaims received during the fiscal year exceed foreign withholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected as a reduction to income on the statements of operations. Adjustments and final payments to previously estimated IRS closing agreement fee liabilities may result in an increase to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25% of their total net assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for Diversified Real Asset
Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-
Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At August 31, 2025, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. The impact of these ASUs did not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. As of September 1, 2024, the Funds have adopted the ASU and there was no material impact to the Funds. Required disclosures were added, as applicable.
In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures,
which improves reportable segment disclosure requirements, primarily through enhanced disclosures. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. As of September 1, 2024, the
Funds have adopted the ASU and added required disclosures, as applicable.
In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures, including disclosure of income taxes paid by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management does not expect the future adoption of this standard to have a material impact on the Funds’ financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate ("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of August
Net Assets
Percent of Consolidated
Fund's Net Assets
DRA Cayman Corporation $ 343,710 14.06%
GMS Cayman Corporation 10,389 2.42
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

31, 2025 is included in interfund lending on the statements of assets and liabilities.  Any outstanding borrowing as of August 31, 2025 is included in interfund borrowing on the statements of assets and liabilities.
During the year ended August 31, 2025, Funds lending to the Facility were as follows (amount in thousands):
During the year ended August 31, 2025, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the
Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There was no outstanding borrowing as of August
31, 2025.
During the year ended August 31, 2025, Funds borrowing against the line of credit were as follows (amounts in thousands):
Contingent Convertible Securities. As footnoted in the schedules of investments,  certain of the Funds invest in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Blue Chip Fund $ 7 4.94% $ —
Bond Market Index Fund 319 5.36 17
Capital Securities Fund 46 5.10 2
Diversified Real Asset Fund 372 5.12 19
Edge MidCap Fund 7 5.14 —
Global Listed Infrastructure Fund 14 5.24 1
Global Multi-Strategy Fund 41 5.04 2
International Equity Index Fund 7 5.41 —
International Small Company Fund 77 5.20 4
Small-MidCap Dividend Income Fund 147 5.28 8
Spectrum Preferred and Capital Securities Income Fund 447 5.36 24
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Blue Chip Fund $ 3,936 5.04% $ 199
Capital Securities Fund 157 4.92 8
Diversified Real Asset Fund 344 5.13 18
Edge MidCap Fund 11 4.90 1
Global Multi-Strategy Fund 36 5.18 —
International Equity Index Fund 414 4.96 21
International Small Company Fund 72 4.96 4
Opportunistic Municipal Fund 161 5.00 8
Small-MidCap Dividend Income Fund 5 4.90 —
Spectrum Preferred and Capital Securities Income Fund 681 4.96 34
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 14 5.46%
Capital Securities Fund 2 5.46
Diversified Real Asset Fund 3 5.46
Global Multi-Strategy Fund 2 5.46
Small-MidCap Dividend Income Fund 5 5.46
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
As of August 31, 2025, Funds with financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows
(amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund
Bank of America NA
Foreign Currency Contracts $ 4 $ — $ 4
Total Return Swaps 219 — 219
$ 223
$ —
$ 223 $ — $ 223
Barclays Bank PLC
Foreign Currency Contracts 9 — 9
Purchased Options 44 — 44
Written Options — (10) (10)
$ 53 $ (10) $ 43 $ (10) $ 33
BNP Paribas
Foreign Currency Contracts — (57) (57)
$ — $ (57) $ (57) $ — $ (57)
Citigroup Inc
Foreign Currency Contracts 11 (25) (14)
Purchased Interest Rate Swaptions 12 — 12
Total Return Swaps 648 — 648
$ 671 $ (25) $ 646 $ — $ 646
Deutsche Bank AG
Foreign Currency Contracts 5 (8) (3)
Written Options — (15) (15)
$ 5 $ (23) $ (18) $ — $ (18)
Goldman Sachs & Co
Foreign Currency Contracts 3 — 3
Total Return Swaps 454 (15) 439
$ 457 $ (15) $ 442 $ — $ 442
HSBC Securities Inc
Foreign Currency Contracts — (5) (5)
$ — $ (5) $ (5) $ — $ (5)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended August 31, 2025, none of the Funds had material cross trades.
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund (continued)
JPMorgan Chase
Foreign Currency Contracts $ — $ (14) $ (14)
Total Return Swaps — (11) (11)
$ — $ (25) $ (25) $ — $ (25)
UBS AG
Foreign Currency Contracts — (3) (3)
$ — $ (3) $ (3) $ — $ (3)
Total OTC $ 1,409 $ (163) $ 1,246 $ 1,236
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts 248 (305) (57)
$ 248 $ (305) $ (57) $ 57 $ —
BNP Paribas
Foreign Currency Contracts 82 (61) 21
$ 82 $ (61) $ 21 $ — $ 21
Citigroup Inc
Foreign Currency Contracts 66 (9) 57
$ 66 $ (9) $ 57 $ — $ 57
Credit Agricole CIB
Foreign Currency Contracts 105 (210) (105)
$ 105 $ (210) $ (105) $ — $ (105)
Deutsche Bank AG
Foreign Currency Contracts 18 (15) 3
$ 18 $ (15) $ 3 $ — $ 3
Goldman Sachs & Co
Credit Default Swaps — (104) (104)
Foreign Currency Contracts 8 (52) (44)
Total Return Swaps 547 — 547
$ 555 $ (156) $ 399 $ — $ 399
HSBC Securities Inc
Foreign Currency Contracts 4 (7) (3)
Total Return Swaps 40 — 40
$ 44 $ (7) $ 37 $ — $ 37
JPMorgan Chase
Foreign Currency Contracts 745 (323) 422
Total Return Swaps 72 (29) 43
$ 817 $ (352) $ 465 $ — $ 465
Merrill Lynch
Foreign Currency Contracts — (6) (6)
$ — $ (6) $ (6) $ — $ (6)
Morgan Stanley & Co
Total Return Swaps 5,775 — 5,775
$ 5,775 $ — $ 5,775 $ — $ 5,775
RBC Dominon Securities Corp
Foreign Currency Contracts 100 (59) 41
$ 100 $ (59) $ 41 $ — $ 41
UBS AG
Foreign Currency Contracts 2 — 2
$ 2 $ — $ 2 $ — $ 2
Total OTC $ 7,812 $ (1,180) $ 6,632 $ 6, 689
Spectrum Preferred and Capital Securities Income Fund
JPMorgan Chase
Foreign Currency Contracts — — —
$ — $ — $ — $ — $ —
Total OTC $ — $ — $ — $ —
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of August 31, 2025, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of August 31, 2025, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Certain of the funds may enter into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters.
The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund ("Inverse Floaters") include the right of the funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds, thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the funds' investment assets. The related floating rate notes are reflected as floating rate notes issued in the statements of assets and liabilities. The fund holds the floating rate notes issued in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end, the floating rate notes issued liabilities are categorized as Level 2 within the disclosure hierarchy.  The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
During the year ended August 31, 2025, the average outstanding balances for the liability and weighted average annual interest rates for the
Funds' were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total Deposits with
Counterparty
Diversified Real Asset Fund $ 1,965 $ — $ — $ 1,965
Global Multi-Strategy Fund 10,857 4, 10 4 8,739 23, 700
International Equity Index Fund 54 — — 54
Spectrum Preferred and Capital Securities Income Fund 10,067 — — 10,067
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency Contracts
and TBA Securities)
Total Deposits from
Counterparty
Diversified Real Asset Fund $ 10 $ 39 $ 49
Global Multi-Strategy Fund 250 — 250
Average
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Opportunistic Municipal Fund $ 11,178 3.20%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with the changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Operating Segments. An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Funds' CODM. Each of the Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and the Funds' strategic asset allocation to ensure compliance with the defined investment strategy executed by the Funds' portfolio managers as a team.
The types of investments from which the Funds generate their returns are reflected on the schedules of investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the statements of operations and financial highlights. The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

the CODM to assess the segments' performance versus the Funds' comparative benchmarks and investment objectives, and to make resource allocation decisions for the Funds' single segment. Segment assets are reported on the statements of assets and liabilities as total assets.
Options Contracts. During the year, certain of the Funds wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss.
A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument.
A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of August 31, 2025, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of August 31, 2025, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the Funds entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. Certain Total
Return Swaps are valued using the closing price of their underlying custom basket of equity securities multiplied by the quantity of each position.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Real Asset Fund $ 119 $ 1
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2025 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can be found at
www.PrincipalAM.com. As of August 31, 2025, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Total Percentage of
Outstanding Shares
Owned
Blue Chip Fund 22.81%
Bond Market Index Fund 91.85
Diversified Real Asset Fund 16.47
Global Listed Infrastructure Fund 79.84
International Equity Index Fund 76.51
International Small Company Fund 93.47
Small-MidCap Dividend Income Fund 39.31
Spectrum Preferred and Capital Securities Income Fund 6.15
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives August 31, 2025 Liability Derivatives August 31, 2025
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 6,864
*
Payables, Total distributable earnings (accumulated loss) $ 3,996
*
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 84
*
$ —
Foreign Exchange Contracts Investment in securities - at value**, Receivables $ 76 Payables $ 137
Interest Rate Contracts Investment in securities - at value**, Receivables, Total distributable earnings (accumulated loss)
$ 556
*
Payables, Total distributable earnings (accumulated loss) $ 252
*
Total $ 7,580 $ 4,385
Global Multi-Strategy Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,409
*
Payables, Total distributable earnings (accumulated loss) $ 385
*
Credit Contracts $ — Payables, Total distributable earnings (accumulated loss) $ 339
*
Equity Contracts Investment in securities - at value**, Receivables, Total distributable earnings (accumulated loss)
$ 7,499
*
Payables, Total distributable earnings (accumulated loss) $ 1,690
*
Foreign Exchange Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,394
*
Payables, Total distributable earnings (accumulated loss) $ 1,052
*
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 8 33
*
Payables, Total distributable earnings (accumulated loss) $ 612
*
Total $ 11,135 $ 4,078
International Equity Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 58
*
$ —
*Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and/or futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
**Investment in securities - at value includes purchased options and/or purchased swaptions.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity Contracts
Investment transactions/Investments* $ (441) $ —
Futures contracts $ 19,957 $ 623
Options and swaptions $ 180 $ —
Swap agreements $ 1,023 $ 2, 880
Credit Contracts
Swap agreements $ 212 $ 4
Foreign Exchange Contracts
Investment transactions/Investments* $ (10) $ 4
Foreign currency contracts $ 139 $ 66
Options and swaptions $ 47 $ 2
Interest Rate Contracts
Investment transactions/Investments* $ 87 $ (76)
Futures contracts $ 61 $ (5)
Options and swaptions $ 168 $ 69
Swap agreements $ (113) $ 423
Total $ 21,310 $ 3,99 0
Global Multi-Strategy Fund
Commodity Contracts
Futures contracts $ (1,487) $ 3 45
Credit Contracts
Swap agreements $ (289) $ (176)
Equity Contracts
Investment transactions/Investments* $ (629) $ 102
Futures contracts $ (320) $ (150)
Options and swaptions $ 1,130 $ 346
Swap agreements $ (57) $ 1,494
Foreign Exchange Contracts
Foreign currency contracts $ 1,577 $ 2,045
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year  ended August
31, 2025 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Global Multi-Strategy Fund (continued)
Futures contracts $ 2 $ 36
Interest Rate Contracts
Investment transactions/Investments* $ (215) $ (16)
Futures contracts $ (4,705) $ 572
Options and swaptions $ 373 $ 4
Swap agreements $ 346 $ (221)
Total $ (4,274) $ 4,381
International Equity Index Fund
Equity Contracts
Futures contracts $ 281 $ (76)
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Investment transactions/Investments* $ 3 $ —
Futures contracts $ (3,058) $ —
Options and swaptions $ 3,423 $ (11)
Total $ 368 $ (11)
*Investment transactions includes purchased options and/or purchased swaptions.
                    Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long $ 245,646
Futures - Short 19,580
Total Return Swaps - Receive Positive Return 207
Credit Contracts
Exchange Cleared Credit Default Swaps - Sell Protection 3,945
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 6,400
Foreign Currency Contracts - Contracts to Deliver 11,446
Purchased Options 8,466
Written Options 7,551
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate 174,846
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 42,292
Futures - Long 41,044
Futures - Short 27,011
Purchased Interest Rate Swaptions 36,441
Purchased Options 24,119
Written Interest Rate Swaptions 53,822
Written Options 24,119
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long 19,442
Futures - Short 13,946
Credit Contracts
Credit Default Swaps - Buy Protection 10,100
Exchange Cleared Credit Default Swaps - Buy Protection 10,208
Equity Contracts
Futures - Long 38,639
Futures - Short 15,367
Purchased Options 184
Total Return Swaps - Receive Positive Return 138,451
Written Options 174
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 138,136
Foreign Currency Contracts - Contracts to Deliver 188,718
Futures - Long 1,071
Futures - Short 1, 821
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate 35,749
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 12,465
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering
                    Contract Type Derivative Type Average Notional
Global Multi-Strategy Fund (continued)
Futures - Long 168,483
Futures - Short 104,970
Purchased Options 176
Total Return Swaps - Receive Positive Return 1,406
Written Options 174
International Equity Index Fund
Equity Contracts
Futures - Long 2,376
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Futures - Long 55,594
Written Options 1,000
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 11,553,513 $ — $ — $ 11,553,513
Investment Companies* 1,007 — — 1,007
Total investments in securities $ 11,554,520 $ — $ — $ 11,554,520
Bond Market Index Fund
Bonds* — 753,170 — 753,170
Investment Companies* 83,152 — — 83,152
Municipal Bonds* — 2,979 — 2,979
U.S. Government & Government Agency Obligations* — 1,995,116 — 1,995,116
Total investments in securities $ 83,152 $ 2,751,265 $ — $ 2,834,417
Capital Securities Fund
Bonds* — 1,044,765 — 1,044,765
Investment Companies* 36,357 — — 36,357
Preferred Stocks* 12,190 — — 12,190
Total investments in securities $ 48,547 $ 1,044,765 $ — $ 1,093,312
Diversified Real Asset Fund
Bonds* — 18,570 — 18,570
Common Stocks
Basic Materials 92,951 36,863 — 129,814
Communications — 5,927 — 5,927
Consumer, Cyclical 5,321 2,425 — 7,746
Consumer, Non-cyclical 23,062 39,459 2 62,523
Energy 197,046 39,107 — 236,153
Financial 449,764 171,413 — 621,177
Industrial 68,121 136,726 — 204,847
Technology — 95 103 198
Utilities 205,178 144,734 — 349,912
Investment Companies* 266,206 — — 266,206
Preferred Stocks
Industrial — 236 — 236
Utilities 4,181 — — 4,181
Senior Floating Rate Interests* — 91,019 — 91,019
U.S. Government & Government Agency Obligations* — 488,873 — 488,873
Purchased Options — 44 — 44
Purchased Interest Rate Swaptions — 12 — 12
Total investments in securities $ 1,311,830 $ 1,175,503 $ 105 $ 2,487,438
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 84 — 84
Commodity Contracts
Futures** 5,525 — — 5,525
Total Return Swaps — 1,321 — 1,321
Foreign Exchange Contracts
Foreign Currency Contracts — 32 — 32
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 440 — 440
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund (continued)
Interest Rate Contracts (continued)
Futures** $ 104 $ — $ — $ 104
Derivative Liabilities
Commodity Contracts
Futures** (3,952) — — (3,952)
Total Return Swaps — (26) — (26)
Foreign Exchange Contracts
Foreign Currency Contracts — (112) — (112)
Written Options — (25) — (25)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (114) — (114)
Futures** (138) — — (138)
Edge MidCap Fund
Common Stocks* 52,218 — — 52,218
Investment Companies* 742 — — 742
Total investments in securities $ 52,960 $ — $ — $ 52,960
Global Listed Infrastructure Fund
Common Stocks
Communications — 1,430 — 1,430
Consumer, Non-cyclical 2,779 3,607 — 6,386
Energy 11,814 3,425 — 15,239
Financial 11,147 — — 11,147
Industrial 13,376 12,925 — 26,301
Utilities 43,431 16,710 — 60,141
Investment Companies* 4,654 — — 4,654
Total investments in securities $ 87,201 $ 38,097 $ — $ 125,298
Global Multi-Strategy Fund
Bonds* — 144,410 — 144,410
Common Stocks
Basic Materials 5,229 477 — 5,706
Communications 15,728 753 3,792 20,273
Consumer, Cyclical 10,441 2,545 — 12,986
Consumer, Non-cyclical 22,864 4,284 6 27,154
Diversified 5,144 2,554 — 7,698
Energy 3,495 684 — 4,179
Financial 18,300 4,046 — 22,346
Industrial 20,078 3,064 — 23,142
Technology 23,361 398 1 23,760
Utilities 2,881 539 — 3,420
Convertible Bonds* — 3,232 — 3,232
Convertible Preferred Stocks
Energy — — 18 18
Financial 11 — — 11
Industrial — 66 — 66
Utilities 15 — — 15
Investment Companies* 93,768 — — 93,768
Preferred Stocks
Consumer, Cyclical — 189 — 189
Financial 309 — — 309
Industrial — 41 — 41
Senior Floating Rate Interests* — 1,429 — 1,429
U.S. Government & Government Agency Obligations* — 13,725 — 13,725
Purchased Options — 126 — 126
Total investments in securities $ 221,624 $ 182,562 $ 3,817 $ 408,003
Short Sales
Common Stocks* (7,282) — — (7,282)
Total Short Sales $ (7,282) $ — $ — $ (7,282)
Derivative Assets
Commodity Contracts
Futures** 1,40 3 — — 1,40 3
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Equity Contracts
Futures** $ 1,048 $ — $ — $ 1,048
Total Return Swaps — 6,322 — 6,322
Foreign Exchange Contracts
Foreign Currency Contracts — 1,378 — 1,378
Futures** 16 — — 16
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 279 — 279
Futures** 44 2 — — 44 2
Total Return Swaps — 112 — 112
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (10 4 ) — (10 4 )
Exchange Cleared Credit Default Swaps** — (235) — (235)
Commodity Contracts
Futures** (379) — — (379)
Equity Contracts
Futures** (1,310) — — (1,310)
Total Return Swaps — (29) — (29)
Written Options — (348) — (348)
Foreign Exchange Contracts
Foreign Currency Contracts — (1,047) — (1,047)
Futures** (5) — — (5)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (349) — (349)
Futures** (237) — — (237)
Written Options (26) — — (26)
International Equity Index Fund
Common Stocks
Basic Materials — 32,186 — 32,186
Communications 6,854 29,037 — 35,891
Consumer, Cyclical — 84,381 — 84,381
Consumer, Non-cyclical 1,453 141,246 — 142,699
Diversified — 455 — 455
Energy — 23,451 — 23,451
Financial 1,164 176,491 — 177,655
Industrial — 108,052 — 108,052
Technology 1,620 42,048 — 43,668
Utilities — 21,935 — 21,935
Investment Companies* 23,479 — — 23,479
Preferred Stocks
Consumer, Cyclical — 1,467 — 1,467
Consumer, Non-cyclical — 475 — 475
Industrial — 213 — 213
Total investments in securities $ 34,570 $ 661,437 $ — $ 696,007
Derivative Assets
Equity Contracts
Futures** 58 — — 58
International Small Company Fund
Common Stocks
Basic Materials 20,377 30,462 — 50,839
Communications 4,470 12,825 — 17,295
Consumer, Cyclical 9,774 68,702 — 78,476
Consumer, Non-cyclical 4,991 58,631 — 63,622
Energy 9,142 4,580 — 13,722
Financial 3,379 110,106 — 113,485
Industrial 13,995 96,967 — 110,962
Technology 15,741 18,898 — 34,639
Utilities 3,933 11,761 — 15,694
Investment Companies* 6,835 — — 6,835
Total investments in securities $ 92,637 $ 412,932 $ — $ 505,569
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and/or futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the year , there were no Funds which had a significant Level 3 balance. During the year , there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. There is no management fee charged by Capital Securities Fund. The annual rates used in this calculation for each of the Funds are as follows:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Opportunistic Municipal Fund
Investment Companies* $ 188 $ — $ — $ 188
Municipal Bonds* — 171,357 — 171,357
Total investments in securities $ 188 $ 171,357 $ — $ 171,545
Small-MidCap Dividend Income Fund
Common Stocks* 1,597,852 — — 1,597,852
Investment Companies* 21,309 — — 21,309
Total investments in securities $ 1,619,161 $ — $ — $ 1,619,161
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 4,744,573 — 4,744,573
Convertible Preferred Stocks* 2,884 — — 2,884
Investment Companies* 153,769 — — 153,769
Preferred Stocks
Communications 33,384 — — 33,384
Consumer, Non-cyclical — 22,685 — 22,685
Financial 407,909 — — 407,909
Utilities 57,622 1,005 — 58,627
Total investments in securities $ 655,568 $ 4,768,263 $ — $ 5,423,831
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — — — —
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund .65% .63% .61% .60%
Global Listed Infrastructure Fund .75 .73 .71 .70
Global Multi-Strategy Fund (Effective December 31, 2024) 1.21 1.19 1.17 1.16
International Small Company Fund 1.00 .98 .96 .95
Opportunistic Municipal Fund .44 .42 .40 .39
Net Assets of Fund
First $2
billion
Next $2
billion
Over $4
billion
Global Multi-Strategy Fund (Prior to December 31, 2024) 1.36% 1.30% 1.25%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Diversified Real Asset Fund .80% .78% .76% .75% .74% .73%
Small-MidCap Dividend Income Fund .79 .77 .75 .74 .73 .72
Net Assets of Fund
First $3
billion
Next $3
billion
Over $6
billion
Bond Market Index Fund (Effective December 31, 2024) .12% .10% .08%
International Equity Index Fund (Effective December 31, 2024) .22 .18 .15
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5, respectively. Class
R-1 shares discontinued operations and converted to Class R-3 shares and Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer
Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Prior to June 9, 2025, the contractual limit was .88%.
** Prior to December 31, 2024, the contractual limit was 1.43%.
# Prior to December 31, 2024, the contractual limit was .31%.
The Manager has contractually agreed to limit Capital Securities Fund’s expenses attributable to Class S shares by paying expenses normally payable by Capital Securities Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%. It is expected that the expense limit will continue permanently. Capital Securities Fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with Capital
Securities Fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
In addition, the Manager has contractually agreed to limit R-6 other expenses and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other
All Net Assets
Bond Market Index Fund (Prior to December 31, 2024) .14%
International Equity Index Fund (Prior to December 31, 2024) .25
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Blue Chip Fund .65% .63% .61% .60% .59% .58% .57%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Spectrum Preferred and Capital Securities Income Fund .75% .73% .71% .70% .69% .68% .67% .66% .65%
Period from September 1, 2024 through August 31, 2025
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66% December 30, 2025
Diversified Real Asset Fund
1.20% N/A .83 December 30, 2025
Edge MidCap Fund
1.10 N/A .77 December 30, 2025
Global Listed Infrastructure Fund
N/A N/A .65* December 30, 2025
Global Multi-Strategy Fund
N/A N/A 1.39** December 30, 2025
International Equity Index Fund
N/A N/A .28# December 30, 2025
International Small Company Fund
N/A N/A 1.08 December 30, 2025
Opportunistic Municipal Fund
.84 N/A .56 December 30, 2025
Small-MidCap Dividend Income Fund
1.12 1.87% .85 December 30, 2025
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
*Prior to June 9, 2025, there was no contractual expense reduction.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc.
(“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1,
R-3, and R-4 classes of shares, respectively. Class R-1 shares discontinued operations and converted to Class R-3 shares and Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
The Distributor voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to
Class J shares through December 31, 2024. The limit maintained the level of distribution fees not to exceed .14% for Class J shares. The voluntary expense limit was terminated December 31, 2024.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and Spectrum Preferred and
Capital Securities Income Fund, and 5.50% for Blue Chip Fund, Edge MidCap Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the year ended August 31, 2025, were as follows (amounts in thousands):
Period from September 1, 2024 through August 31, 2025
R-6 Expiration
Diversified Real Asset Fund .02% December 30, 2025
Edge MidCap Fund .02 December 30, 2025
Global Multi-Strategy Fund .04# December 30, 2025
International Equity Index Fund .04 December 30, 2025
International Small Company Fund .04 December 30, 2025
Small-MidCap Dividend Income Fund .02 December 30, 2025
# Prior to December 31, 2024, the contractual limit was .02%.
Period from September 1, 2024 through August 31, 2025
Expiration
Blue Chip Fund .030% December 30, 2025
Bond Market Index Fund .015 December 30, 2024
Global Listed Infrastructure Fund .110* December 30, 2025
Class A Class C Class J
Blue Chip Fund $ 577 $ 23 $ 19
Bond Market Index Fund N/A N/A 8
Diversified Real Asset Fund 5 N/A N/A
Edge MidCap Fund 27 N/A N/A
Global Multi-Strategy Fund 3 N/A N/A
Opportunistic Municipal Fund 3 N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At August 31, 2025, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the
Funds as follows (amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $85,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2025 .
6. Capital Share Transactions
The conversion of R-1 shares into R-3 shares during the period ended August 31, 2025, resulted in the following capital shares transactions
(amounts in thousands):
The conversion of R-4 shares into R-5 shares during the period ended August 31, 2025, resulted in the following capital shares transactions
(amounts in thousands):
7. Investment Transactions
For the year ended August 31, 2025, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class A Class C Class J
Small-MidCap Dividend Income Fund $ 24 $ 3 $ N/A
Spectrum Preferred and Capital Securities Income Fund 102 7 1
Institutional R-6
Blue Chip Fund 578 42,597
Bond Market Index Fund 1,211 N/A
Diversified Real Asset Fund 103 6,860
Edge MidCap Fund 85 –
Global Listed Infrastructure Fund 1,305 N/A
Global Multi-Strategy Fund 45 453
International Small Company Fund 114 318
Opportunistic Municipal Fund 25 N/A
Small-MidCap Dividend Income Fund 100 604
Spectrum Preferred and Capital Securities Income Fund – 2,958
R-1 Shares
Redeemed
R-1 Dollars
Redeemed
R-3 Shares
Sold
R-3 Dollars
Sold
Bond Market Index Fund 79 $661 79 $661
International Equity Index Fund 17 189 17 189
Spectrum Preferred and Capital Securities Income Fund 55 500 55 500
R-4 Shares
Redeemed
R-4 Dollars
Redeemed
R-5 Shares
Sold
R-5 Dollars
Sold
Blue Chip Fund 54 $2,546 53 $2,546
Bond Market Index Fund 506 4,289 508 4,289
International Equity Index Fund 780 8,953 776 8,953
Spectrum Preferred and Capital Securities Income Fund 109 991 108 991
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 2,375,105 $ 4,240,827 $ — $ —
Bond Market Index Fund 564,773 364,949 — —
Capital Securities Fund 222,061 373,661 — —
Diversified Real Asset Fund 1,800,046 2,110,043 50,700 50,700
Edge MidCap Fund 10,761 36,077 — —
Global Listed Infrastructure Fund 115,501 15,406 — —
Global Multi-Strategy Fund 397,618 437,208 40,819 26,750
International Equity Index Fund 295,731 897,638 — —
International Small Company Fund 252,122 537,065 — —
Opportunistic Municipal Fund 160,411 138,831 — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

For the year ended August 31, 2025, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
For the year ended August 31, 2025, International Equity Index Fund had in-kind redemptions totaling $418,000,000 to a separate account sponsored by an affiliate of the Manager. The in-kind redemptions resulted in realized gains of $194,068,000. The realized gain is included in net realized gain (loss) from investment transactions on the statement of operations of International Equity Index Fund.
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2025 and August 31,
2024 were as follows (amounts in thousands):
^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2025, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Small-MidCap Dividend Income Fund $ 474,093 $ 417,583 $ — $ —
Spectrum Preferred and Capital Securities Income Fund 1,417,525 2,248,206 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Fund $ 1,007,882 $ 698,414 $ — $ —
Diversified Real Asset Fund 141,883 285,909 — —
Global Multi-Strategy Fund 3,781 8,966 — —
Ordinary Income Tax-Exempt Income^
Long-Term Capital
Gain*
2025 2024 2025 2024 2025 2024
Blue Chip Fund $ 9,386 $ 1,781 $ — $ — $ 493,791 $ —
Bond Market Index Fund 81,344 85,167 — — — —
Capital Securities Fund 68,240 63,966 — — — —
Diversified Real Asset Fund 58,284 90,582 — — — —
Edge MidCap Fund 624 1,009 — — 1,714 300
Global Listed Infrastructure Fund 572 1,233 — — 495 13
Global Multi-Strategy Fund 6,513 15,141 — — 130 —
International Equity Index Fund 37,530 34,015 — — 11,856 9,722
International Small Company Fund 21,552 13,761 — — — —
Opportunistic Municipal Fund 79 50 7,724 6,519 — —
Small-MidCap Dividend Income Fund 27,526 22,739 — — 48,713 8,120
Spectrum Preferred and Capital Securities Income Fund 319,009 317,557 — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ — $ — $ 1,290,155 $ (27,927) $ 5,559,008 $ — $ 6,821,236
Bond Market Index Fund 68,293 — — (95,998) (84,076) — (111,781)
Capital Securities Fund 1,009 — — (90,618) 1,688 7,064 (80,857)
Diversified Real Asset Fund 57,446 — — (50,628) 69,764 (41) 76,541
Edge MidCap Fund 345 — 2,027 — 9,274 — 11,646
Global Listed Infrastructure Fund 991 — 338 — 1,714 — 3,043
Global Multi-Strategy Fund 10,681 — 7,085 — 15,788 (1,267) 32,287
International Equity Index Fund 29,834 — 12,118 — 154,501 — 196,453
International Small Company Fund 9,848 — — (24,122) 94,191 — 79,917
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

* Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2025, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
*In accordance with IRC Sections 381-384, portions of losses in future years could be subject to limitations.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2025 , the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2025 , the Funds intend to defer late-year capital ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31, 2025, the Funds recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Opportunistic Municipal Fund $ — $ 89 $ — $ (21,349) $ (8,922) $ (422) $ (30,604)
Small-MidCap Dividend Income Fund 7,891 — 1,533 — 523,533 — 532,957
Spectrum Preferred and Capital Securities Income Fund 4,566 — — (458,031) 4,346 36,771 (412,348)
Short-Term Long-Term Total
Bond Market Index Fund $ 28,034 $ 67,964 $ 95,998 *
Capital Securities Fund 13,401 77,217 90,618
Diversified Real Asset Fund — 50,628 50,628
International Small Company Fund 24,122 — 24,122
Opportunistic Municipal Fund 9,419 11,930 21,349
Spectrum Preferred and Capital Securities Income Fund 30,721 427,310 458,031
Short-Term
Utilized
Long-Term
Utilized
Bond Market Index Fund $ 1,561 $ —
Capital Securities Fund 479 —
Diversified Real Asset Fund — 22,822
International Small Company Fund 43,217 —
Opportunistic Municipal Fund 3 —
Spectrum Preferred and Capital Securities Income Fund 2,352 —
Late Year
Ordinary Loss
Post October
Capital Loss
Blue Chip Fund $ 5,734 $ 22,193
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (149,172) $ 149,172
Diversified Real Asset Fund 15,121 (15,121)
Edge MidCap Fund (515) 515
Global Multi-Strategy Fund (291) 291
International Equity Index Fund (200,090) 200,090
Small-MidCap Dividend Income Fund (2,471) 2,471
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2025

Federal Income Tax Basis. As of August 31, 2025, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. Effective September 19, 2025, MidCap Fund, a series of the Fund, acquired all the assets and assumed all the liabilities of Edge MidCap Fund, pursuant to a plan of reorganization approved by the Fund’s Board of Directors on May
15, 2025. The purpose of the acquisition is to combine four series of the Fund with substantially identical investment objectives and to achieve economies of scale. There were no other items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 5,645,205 $ (86,197) $ 5,559,008 $ 5,995,512
Bond Market Index Fund 25,113 (109,189) (84,076) 2,918,493
Capital Securities Fund 26,667 (24,979) 1,688 1,091,624
Diversified Real Asset Fund 205,399 (135,667) 69,732 2,420,846
Edge MidCap Fund 12,257 (2,983) 9,274 43,686
Global Listed Infrastructure Fund 5,368 (3,654) 1,714 123,584
Global Multi-Strategy Fund 39,657 (23,895) 15,762 391,890
International Equity Index Fund 200,443 (46,181) 154,262 541,803
International Small Company Fund 113,041 (18,887) 94,154 411,415
Opportunistic Municipal Fund 2,438 (11,360) (8,922) 180,467
Small-MidCap Dividend Income Fund 559,354 (35,821) 523,533 1,095,628
Spectrum Preferred and Capital Securities Income Fund 156,937 (152,591) 4,346 5,419,485
8. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
August 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Money Market Funds - 0 .01%
BlackRock Liquidity FedFund - Institutional Class
4.18%
(a),(b)
1,001,705 $ 1,002
Principal Government Money Market Fund - Class
R-6 4.20%
(a),(c)
4,428 5
$ 1,007
TOTAL INVESTMENT COMPANIES $ 1,007
COMMON STOCKS - 100 .03 % Shares Held Value (000's)
Aerospace & Defense - 6 .84%
HEICO Corp - Class A 868,577 $ 212,810
TransDigm Group Inc 412,538 577,091
$ 789,901
Building Materials - 1 .18%
Vulcan Materials Co 469,812 136,790
Chemicals - 2 .04%
Linde PLC 364,488 174,331
Sherwin-Williams Co/The 169,233 61,911
$ 236,242
Commercial Services - 0 .48%
Moody's Corp 109,381 55,758
Distribution & Wholesale - 1 .67%
Copart Inc
(d)
3,942,164 192,417
Diversified Financial Services - 12 .06%
Brookfield Asset Management Ltd 660,182 39,717
Brookfield Wealth Solutions Ltd
(d),(e)
58,969 3,882
Charles Schwab Corp/The 3,020,687 289,503
Mastercard Inc 916,851 545,792
Visa Inc 1,460,175 513,660
$ 1,392,554
Electronics - 0 .84%
Amphenol Corp 887,740 96,639
Healthcare - Products - 4 .46%
Danaher Corp 1,748,136 359,801
IDEXX Laboratories Inc
(d)
181,152 117,222
Intuitive Surgical Inc
(d)
81,004 38,339
$ 515,362
Insurance - 0 .81%
Arthur J Gallagher & Co 310,510 94,007
Internet - 22 .86%
Airbnb Inc
(d)
1,818,441 237,361
Alphabet Inc - A Shares 762,365 162,315
Alphabet Inc - C Shares 608,648 129,964
Amazon.com Inc
(d)
6,235,562 1,427,944
Meta Platforms Inc 371,008 274,064
Netflix Inc
(d)
338,127 408,542
$ 2,640,190
Lodging - 2 .99%
Hilton Worldwide Holdings Inc 1,252,448 345,751
Pharmaceuticals - 1 .64%
Zoetis Inc 1,209,455 189,159
Private Equity - 8 .36%
Brookfield Corp 10,532,569 692,201
KKR & Co Inc 1,958,458 273,185
$ 965,386
Real Estate - 1 .96%
CoStar Group Inc
(d)
2,529,246 226,342
Retail - 3 .19%
Costco Wholesale Corp 115,693 109,135
O'Reilly Automotive Inc
(d)
2,500,169 259,218
$ 368,353
Semiconductors - 5 .98%
Broadcom Inc 1,268,455 377,226
NVIDIA Corp 1,796,722 312,953
$ 690,179
Software - 22 .67%
Cadence Design Systems Inc
(d)
1,294,865 453,760
Constellation Software Inc/Canada 22,946 76,004
Microsoft Corp 3,210,843 1,626,902
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MSCI Inc 127,028 $ 72,116
Roper Technologies Inc 430,245 226,442
Veeva Systems Inc
(d)
314,051 84,542
Workday Inc
(d)
341,032 78,717
$ 2,618,483
TOTAL COMMON STOCKS $ 11,553,513
Total Investments $ 11,554,520
Other Assets and Liabilities -  (0.04)% (4,976)
TOTAL NET ASSETS - 100.00% $ 11,549,544
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,002 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $981 or 0.01% of net assets.

Schedule of Investments
Blue Chip Fund
August 31, 2025
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales August 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.20% $ 5 $ 637,416 $ 637,416 $ 5
$ 5 $ 637,416 $ 637,416 $ 5
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.20% $ 165 $ — $ — $ —
$ 165 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 2.95% Shares Held Value (000's)
Exchange-Traded Funds - 0.83%
iShares iBoxx $ Investment Grade Corporate Bond
ETF
(a)
180,000 $ 19,764
Vanguard Short-Term Corporate Bond ETF 45,000 3,594
$ 23,358
Money Market Funds - 2.12%
BlackRock Liquidity FedFund - Institutional Class
4.18%
(b),(c)
1,069,012 1,070
Principal Government Money Market Fund - Class
R-6 4.20%
(b),(c),(d)
58,724,409 58,724
$ 59,794
TOTAL INVESTMENT COMPANIES $ 83,152
BONDS - 26.74%
Principal
Amount (000's) Value (000's)
Advertising - 0.01%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 54
Omnicom Group Inc
2.45%, 04/30/2030
(a)
155 142
2.60%, 08/01/2031 35 32
$ 228
Aerospace & Defense - 0.50%
Boeing Co/The
2.70%, 02/01/2027 110 108
2.95%, 02/01/2030 140 131
3.25%, 02/01/2028 685 669
3.50%, 03/01/2039 200 159
3.63%, 02/01/2031 275 263
3.95%, 08/01/2059 290 200
5.04%, 05/01/2027 315 318
5.15%, 05/01/2030 475 487
5.71%, 05/01/2040 245 246
5.81%, 05/01/2050 505 486
5.88%, 02/15/2040 100 101
5.93%, 05/01/2060 350 336
6.26%, 05/01/2027 110 113
6.30%, 05/01/2029 255 271
6.53%, 05/01/2034 225 246
6.86%, 05/01/2054 200 219
General Dynamics Corp
2.25%, 06/01/2031 280 253
4.25%, 04/01/2040 155 140
4.95%, 08/15/2035 115 116
General Electric Co
4.90%, 01/29/2036 305 306
L3Harris Technologies Inc
4.40%, 06/15/2028 200 201
5.05%, 06/01/2029 125 128
5.40%, 01/15/2027 360 366
5.40%, 07/31/2033 360 372
5.50%, 08/15/2054 290 279
5.60%, 07/31/2053 155 151
Lockheed Martin Corp
3.90%, 06/15/2032 75 73
4.07%, 12/15/2042 105 88
4.09%, 09/15/2052 162 126
4.15%, 08/15/2028 155 156
4.15%, 06/15/2053 310 243
4.50%, 02/15/2029 135 137
4.70%, 12/15/2031 340 347
4.70%, 05/15/2046 75 67
4.75%, 02/15/2034 160 160
5.00%, 08/15/2035 155 156
5.10%, 11/15/2027 155 159
5.20%, 02/15/2055 140 130
5.20%, 02/15/2064 235 214
5.25%, 01/15/2033 155 162
5.70%, 11/15/2054 155 154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Northrop Grumman Corp
3.20%, 02/01/2027 $ 130 $ 128
4.65%, 07/15/2030 155 158
4.70%, 03/15/2033 160 160
4.90%, 06/01/2034 305 305
4.95%, 03/15/2053 120 107
5.25%, 05/01/2050 600 559
RTX Corp
1.90%, 09/01/2031 155 134
2.25%, 07/01/2030 400 366
2.38%, 03/15/2032 60 53
2.82%, 09/01/2051 150 91
3.03%, 03/15/2052 60 38
3.50%, 03/15/2027 200 198
4.05%, 05/04/2047 610 484
4.13%, 11/16/2028 395 395
4.70%, 12/15/2041 350 318
5.15%, 02/27/2033 410 421
5.38%, 02/27/2053 305 288
5.75%, 11/08/2026 145 147
5.75%, 01/15/2029 145 152
6.10%, 03/15/2034 300 326
6.40%, 03/15/2054 180 195
$ 14,060
Agriculture - 0.36%
Altria Group Inc
2.45%, 02/04/2032 60 52
3.40%, 05/06/2030 530 508
3.70%, 02/04/2051 60 42
3.88%, 09/16/2046 410 305
4.00%, 02/04/2061
(a)
60 42
4.88%, 02/04/2028 545 553
5.25%, 08/06/2035 155 155
5.38%, 01/31/2044 375 359
5.80%, 02/14/2039 350 357
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 36
2.90%, 03/01/2032 130 118
4.50%, 08/15/2033 290 286
BAT Capital Corp
2.26%, 03/25/2028 150 143
2.73%, 03/25/2031 150 136
3.46%, 09/06/2029 210 204
3.56%, 08/15/2027 400 395
3.98%, 09/25/2050 390 281
4.39%, 08/15/2037 540 488
4.54%, 08/15/2047 400 324
5.63%, 08/15/2035 150 154
5.83%, 02/20/2031 100 106
6.42%, 08/02/2033 155 169
7.08%, 08/02/2043 155 172
7.08%, 08/02/2053 80 89
BAT International Finance PLC
5.93%, 02/02/2029 310 326
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 55
5.15%, 08/04/2035 155 155
Philip Morris International Inc
1.75%, 11/01/2030 85 75
4.13%, 04/28/2028 155 155
4.13%, 03/04/2043 300 251
4.38%, 04/30/2030 175 176
4.63%, 11/01/2029 140 142
4.88%, 02/15/2028 160 163
4.88%, 02/13/2029 130 133
4.88%, 04/30/2035 150 149
4.90%, 11/01/2034 140 139
5.13%, 11/17/2027 580 592

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc (continued)
5.25%, 02/13/2034 $ 300 $ 307
5.38%, 02/15/2033 160 166
5.50%, 09/07/2030 315 331
5.63%, 11/17/2029 580 610
5.75%, 11/17/2032 290 307
Reynolds American Inc
5.70%, 08/15/2035 50 52
5.85%, 08/15/2045 375 362
$ 10,120
Airlines - 0.02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 98 91
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 217 205
Delta Air Lines Inc
4.95%, 07/10/2028 155 157
Southwest Airlines Co
3.00%, 11/15/2026 80 79
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 53 48
$ 580
Apparel - 0.01%
NIKE Inc
3.25%, 03/27/2040 155 123
3.38%, 11/01/2046 225 164
$ 287
Automobile Manufacturers - 0.55%
American Honda Finance Corp
1.30%, 09/09/2026 60 58
2.25%, 01/12/2029 65 61
4.55%, 03/03/2028 300 303
4.60%, 04/17/2030 160 161
4.70%, 01/12/2028 160 162
4.90%, 07/09/2027 150 152
4.90%, 01/10/2034
(a)
135 135
5.05%, 07/10/2031 130 133
5.15%, 07/09/2032 320 326
5.65%, 11/15/2028 140 146
5.85%, 10/04/2030 360 383
Ford Motor Co
6.10%, 08/19/2032 215 217
Ford Motor Credit Co LLC
5.13%, 11/05/2026 270 270
5.30%, 09/06/2029 270 268
5.80%, 03/05/2027 265 267
5.80%, 03/08/2029 250 253
5.85%, 05/17/2027 455 460
5.88%, 11/07/2029 225 227
5.92%, 03/20/2028 430 436
6.05%, 03/05/2031 265 269
6.05%, 11/05/2031 210 213
6.50%, 02/07/2035
(a)
225 227
6.80%, 11/07/2028 290 302
7.12%, 11/07/2033 290 303
7.35%, 11/04/2027 215 224
General Motors Co
5.00%, 04/01/2035 250 238
5.15%, 04/01/2038 160 150
5.20%, 04/01/2045 85 74
5.35%, 04/15/2028 155 158
5.40%, 04/01/2048
(a)
65 57
5.95%, 04/01/2049 230 216
6.25%, 04/15/2035 155 161
6.25%, 10/02/2043 305 301
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc
2.35%, 02/26/2027 $ 240 $ 233
2.35%, 01/08/2031 55 48
2.40%, 04/10/2028 60 57
2.40%, 10/15/2028 155 146
2.70%, 06/10/2031 60 53
4.00%, 10/06/2026 75 75
4.35%, 01/17/2027 310 310
4.90%, 10/06/2029 135 136
5.35%, 07/15/2027 130 132
5.35%, 01/07/2030 310 317
5.40%, 05/08/2027 130 132
5.45%, 07/15/2030 155 159
5.45%, 09/06/2034 135 134
5.55%, 07/15/2029 250 258
5.60%, 06/18/2031 130 134
5.80%, 01/07/2029 270 280
5.90%, 01/07/2035 140 142
6.00%, 01/09/2028 160 166
6.15%, 07/15/2035 155 159
6.40%, 01/09/2033 320 339
Honda Motor Co Ltd
2.53%, 03/10/2027 135 132
4.44%, 07/08/2028 155 156
5.34%, 07/08/2035 155 156
PACCAR Financial Corp
4.25%, 06/23/2027 155 156
4.45%, 08/06/2027 330 334
4.60%, 01/31/2029 135 138
5.00%, 05/13/2027 130 132
Toyota Motor Corp
4.19%, 06/30/2027 155 156
5.05%, 06/30/2035 155 157
5.12%, 07/13/2028 160 165
Toyota Motor Credit Corp
1.15%, 08/13/2027 160 152
1.65%, 01/10/2031 55 48
1.90%, 01/13/2027 65 63
4.35%, 10/08/2027 335 338
4.45%, 06/29/2029 205 208
4.50%, 05/14/2027 155 156
4.55%, 05/17/2030 320 325
4.60%, 10/10/2031 375 379
4.63%, 01/12/2028 400 406
4.80%, 05/15/2030 155 159
4.80%, 01/05/2034 180 181
4.95%, 01/09/2030 310 320
5.00%, 03/19/2027 155 157
5.10%, 03/21/2031 125 130
5.40%, 11/20/2026 205 208
$ 15,633
Automobile Parts & Equipment - 0.02%
Aptiv Swiss Holdings Ltd
3.25%, 03/01/2032 160 145
4.40%, 10/01/2046 200 154
BorgWarner Inc
4.38%, 03/15/2045 300 248
$ 547
Banks - 5.53%
Australia & New Zealand Banking Group Ltd/New
York NY
4.90%, 07/16/2027 455 463
Banco Santander SA
2.75%, 12/03/2030 400 361
3.49%, 05/28/2030 200 192
4.18%, 03/24/2028
(e)
600 599
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA (continued)
5.29%, 08/18/2027 $ 200 $ 204
5.44%, 07/15/2031 400 419
5.57%, 01/17/2030 400 417
5.59%, 08/08/2028 200 208
6.94%, 11/07/2033 400 454
Bank of America Corp
1.90%, 07/23/2031
(e)
445 396
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
205 181
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(e)
60 57
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
440 388
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(e)
630 545
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
225 208
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
255 249
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
260 232
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
175 159
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
465 335
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
175 109
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
530 479
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
115 74
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 550 542
3.31%, 04/22/2042
(e)
715 551
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(e)
700 688
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.59%, 07/21/2028
(e)
600 594
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(e)
500 497
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.85%, 03/08/2037
(e)
550 508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.97%, 03/05/2029
(e)
75 75
CME Term Secured Overnight Financing
Rate 3 Month + 1.33%
3.97%, 02/07/2030
(e)
600 595
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 03/20/2051
(e)
515 405
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.27%, 07/23/2029
(e)
250 251
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(e)
255 210
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
175 175
Secured Overnight Financing Rate + 1.58%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
4.57%, 04/27/2033
(e)
$ 315 $ 312
Secured Overnight Financing Rate + 1.83%
4.62%, 05/09/2029
(e)
405 410
Secured Overnight Financing Rate + 1.11%
4.98%, 01/24/2029
(e)
300 305
Secured Overnight Financing Rate + 0.83%
5.00%, 01/21/2044 75 71
5.02%, 07/22/2033
(e)
585 594
Secured Overnight Financing Rate + 2.16%
5.16%, 01/24/2031
(e)
300 310
Secured Overnight Financing Rate + 1.00%
5.20%, 04/25/2029
(e)
250 256
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
515 528
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(e)
200 201
Secured Overnight Financing Rate + 1.91%
5.46%, 05/09/2036
(e)
305 313
Secured Overnight Financing Rate + 1.64%
5.47%, 01/23/2035
(e)
600 620
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(e)
435 448
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(e)
620 626
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(e)
315 329
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(e)
315 334
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 60 63
5.93%, 09/15/2027
(e)
315 320
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 100 106
7.75%, 05/14/2038 500 601
Bank of Montreal
3.09%, 01/10/2037
(e)
125 110
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.64%, 09/10/2030
(e)
270 274
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 435 440
5.37%, 06/04/2027 195 199
5.72%, 09/25/2028 315 329
Bank of New York Mellon Corp/The
2.05%, 01/26/2027 65 63
2.50%, 01/26/2032
(a)
65 58
3.99%, 06/13/2028
(e)
70 70
Secured Overnight Financing Rate + 1.15%
4.44%, 06/09/2028
(e)
380 382
Secured Overnight Financing Rate + 0.68%
4.54%, 02/01/2029
(e)
370 374
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(e)
130 132
Secured Overnight Financing Rate + 0.84%
4.94%, 02/11/2031
(e)
335 344
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(e)
170 172
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(e)
130 134
Secured Overnight Financing Rate + 1.23%
5.19%, 03/14/2035
(e)
360 367
Secured Overnight Financing Rate + 1.42%
5.32%, 06/06/2036
(e)
65 67
Secured Overnight Financing Rate + 1.35%
5.83%, 10/25/2033
(e)
155 166
Secured Overnight Financing Rate + 2.07%

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The (continued)
6.32%, 10/25/2029
(e)
$ 315 $ 336
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 260 253
2.15%, 08/01/2031 60 53
4.74%, 11/10/2032
(e)
325 328
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 615 629
5.35%, 12/07/2026 135 137
5.40%, 06/04/2027 255 261
Barclays PLC
2.65%, 06/24/2031
(e)
385 353
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 156
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.84%, 09/10/2028
(e)
200 202
Secured Overnight Financing Rate + 1.34%
4.94%, 09/10/2030
(e)
200 203
Secured Overnight Financing Rate + 1.56%
4.97%, 05/16/2029
(e)
750 761
3 Month USD LIBOR + 1.90%
5.09%, 02/25/2029
(e)
225 229
Secured Overnight Financing Rate + 0.96%
5.50%, 08/09/2028
(e)
300 307
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
5.67%, 03/12/2028
(e)
250 255
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(e)
250 260
Secured Overnight Financing Rate + 1.74%
5.79%, 02/25/2036
(e)
215 222
Secured Overnight Financing Rate + 1.59%
5.86%, 08/11/2046
(e)
200 199
Secured Overnight Financing Rate + 1.83%
6.22%, 05/09/2034
(e)
320 342
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(e)
235 240
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(e)
315 345
Secured Overnight Financing Rate + 2.62%
7.44%, 11/02/2033
(e)
310 354
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
4.63%, 09/11/2030
(e)
135 137
Secured Overnight Financing Rate + 1.34%
4.86%, 01/13/2028
(e)
215 217
Secured Overnight Financing Rate + 0.72%
5.00%, 04/28/2028 350 358
5.26%, 04/08/2029 130 135
5.93%, 10/02/2026 460 468
5.99%, 10/03/2028 160 169
Citibank NA
4.91%, 05/29/2030 500 513
5.57%, 04/30/2034 260 272
5.80%, 09/29/2028 275 288
Citigroup Inc
2.52%, 11/03/2032
(e)
155 137
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
200 180
Secured Overnight Financing Rate + 1.17%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
2.57%, 06/03/2031
(e)
$ 310 $ 285
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(e)
400 371
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(e)
60 43
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
150 142
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
500 452
Secured Overnight Financing Rate + 1.35%
3.52%, 10/27/2028
(e)
125 123
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
3.79%, 03/17/2033
(e)
520 489
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(e)
220 190
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.89%, 01/10/2028
(e)
500 497
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
4.13%, 07/25/2028 620 619
4.28%, 04/24/2048
(e)
100 82
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 75 75
4.45%, 09/29/2027 875 877
4.54%, 09/19/2030
(e)
270 271
Secured Overnight Financing Rate + 1.34%
4.64%, 05/07/2028
(e)
155 156
Secured Overnight Financing Rate + 1.14%
4.65%, 07/30/2045 115 101
4.65%, 07/23/2048 150 130
4.66%, 05/24/2028
(e)
835 840
Secured Overnight Financing Rate + 1.89%
4.79%, 03/04/2029
(e)
300 304
Secured Overnight Financing Rate + 0.87%
4.91%, 05/24/2033
(e)
165 166
Secured Overnight Financing Rate + 2.09%
4.95%, 05/07/2031
(e)
305 311
Secured Overnight Financing Rate + 1.46%
5.17%, 02/13/2030
(e)
265 272
Secured Overnight Financing Rate + 1.36%
5.33%, 03/27/2036
(e)
380 384
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(e)
325 322
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.61%, 03/04/2056
(e)
150 146
Secured Overnight Financing Rate + 1.75%
5.83%, 02/13/2035
(e)
500 514
Secured Overnight Financing Rate + 2.06%
6.02%, 01/24/2036
(e)
450 465
Secured Overnight Financing Rate + 1.83%
6.17%, 05/25/2034
(e)
320 337
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
310 336
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 360 399
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 183
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029 265 271
4.88%, 01/21/2028 600 613

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY
4.95%, 08/04/2031
(e)
$ 230 $ 232
Secured Overnight Financing Rate + 1.30%
5.00%, 09/11/2030
(e)
270 274
Secured Overnight Financing Rate + 1.70%
5.30%, 05/09/2031
(e)
340 348
Secured Overnight Financing Rate + 1.72%
5.37%, 09/09/2027 255 261
5.37%, 01/10/2029
(e)
365 373
Secured Overnight Financing Rate + 1.21%
6.72%, 01/18/2029
(e)
320 337
Secured Overnight Financing Rate + 3.18%
6.82%, 11/20/2029
(e)
300 321
Secured Overnight Financing Rate + 2.51%
7.08%, 02/10/2034
(e)
320 347
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
275 274
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(e)
135 141
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(e)
235 248
Secured Overnight Financing Rate + 2.34%
Fifth Third Bank NA
4.97%, 01/28/2028
(e)
250 253
Secured Overnight Financing Rate + 0.81%
Goldman Sachs Group Inc/The
1.54%, 09/10/2027
(e)
60 58
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
235 229
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
355 312
Secured Overnight Financing Rate + 1.09%
2.60%, 02/07/2030 590 552
2.62%, 04/22/2032
(e)
440 397
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
185 181
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
425 380
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
115 83
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
210 191
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
60 45
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
200 153
Secured Overnight Financing Rate + 1.63%
3.69%, 06/05/2028
(e)
290 287
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.81%, 04/23/2029
(e)
375 371
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 510 508
4.22%, 05/01/2029
(e)
500 500
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.41%, 04/23/2039
(e)
175 159
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
445 447
Secured Overnight Financing Rate + 1.73%
4.69%, 10/23/2030
(e)
275 278
Secured Overnight Financing Rate + 1.14%
4.80%, 07/08/2044 210 189
4.94%, 04/23/2028
(e)
305 308
Secured Overnight Financing Rate + 1.32%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
5.02%, 10/23/2035
(e)
$ 275 $ 273
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(e)
595 609
Secured Overnight Financing Rate + 1.21%
5.15%, 05/22/2045 450 412
5.21%, 01/28/2031
(e)
385 397
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(e)
475 483
Secured Overnight Financing Rate + 1.55%
5.54%, 01/28/2036
(e)
310 320
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(e)
280 277
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
220 230
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(e)
195 194
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(e)
330 348
Secured Overnight Financing Rate + 1.55%
6.25%, 02/01/2041 220 236
6.48%, 10/24/2029
(e)
315 335
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(e)
160 178
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 785 873
HSBC Holdings PLC
2.01%, 09/22/2028
(e)
300 286
Secured Overnight Financing Rate + 1.73%
2.36%, 08/18/2031
(e)
200 180
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(e)
600 542
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(e)
200 186
Secured Overnight Financing Rate + 2.39%
3.97%, 05/22/2030
(e)
300 295
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(e)
500 498
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.58%, 06/19/2029
(e)
300 302
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
250 252
Secured Overnight Financing Rate + 2.11%
4.90%, 03/03/2029
(e)
210 213
Secured Overnight Financing Rate + 1.03%
5.13%, 03/03/2031
(e)
300 307
Secured Overnight Financing Rate + 1.29%
5.24%, 05/13/2031
(e)
200 206
Secured Overnight Financing Rate + 1.57%
5.29%, 11/19/2030
(e)
480 495
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(e)
500 516
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(e)
250 260
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(e)
250 262
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(e)
255 267
Secured Overnight Financing Rate + 1.52%
5.79%, 05/13/2036
(e)
305 317
Secured Overnight Financing Rate + 1.88%
5.87%, 11/18/2035
(e)
280 288
Secured Overnight Financing Rate + 1.90%
6.16%, 03/09/2029
(e)
200 209
Secured Overnight Financing Rate + 1.97%

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC (continued)
6.25%, 03/09/2034
(e)
$ 570 $ 616
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
595 638
Secured Overnight Financing Rate + 2.65%
6.50%, 09/15/2037 100 108
6.55%, 06/20/2034
(e)
320 343
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
310 330
Secured Overnight Financing Rate + 3.35%
HSBC USA Inc
4.65%, 06/03/2028 225 228
Huntington Bancshares Inc/OH
5.27%, 01/15/2031
(e)
330 340
Secured Overnight Financing Rate + 1.28%
Huntington National Bank/The
4.87%, 04/12/2028
(e)
250 252
Secured Overnight Financing Rate + 0.72%
5.65%, 01/10/2030 310 325
ING Groep NV
4.86%, 03/25/2029
(e)
300 304
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(e)
250 258
Secured Overnight Financing Rate + 1.44%
5.53%, 03/25/2036
(e)
200 205
Secured Overnight Financing Rate + 1.61%
6.11%, 09/11/2034
(e)
235 251
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.47%, 09/22/2027
(e)
245 238
Secured Overnight Financing Rate + 0.77%
1.76%, 11/19/2031
(e)
135 119
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
115 101
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(e)
190 180
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(e)
70 68
Secured Overnight Financing Rate + 1.89%
2.53%, 11/19/2041
(e)
65 46
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
420 374
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
465 420
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(e)
600 565
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.95%, 10/01/2026 525 519
2.96%, 05/13/2031
(e)
575 537
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
235 181
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
335 224
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(e)
215 149
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
590 581
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.88%, 07/24/2038
(e)
100 88
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
3.96%, 11/15/2048
(e)
$ 825 $ 657
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
200 199
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.20%, 07/23/2029
(e)
230 230
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.32%, 04/26/2028
(e)
550 551
Secured Overnight Financing Rate + 1.56%
4.51%, 10/22/2028
(e)
205 206
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(e)
305 308
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
135 134
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(e)
475 480
Secured Overnight Financing Rate + 1.04%
4.85%, 07/25/2028
(e)
315 319
Secured Overnight Financing Rate + 1.99%
4.91%, 07/25/2033
(e)
435 441
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(e)
460 457
Secured Overnight Financing Rate + 1.34%
4.95%, 06/01/2045 430 393
4.98%, 07/22/2028
(e)
260 264
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(e)
260 267
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(e)
320 328
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(e)
305 308
Secured Overnight Financing Rate + 1.19%
5.10%, 04/22/2031
(e)
320 330
Secured Overnight Financing Rate + 1.44%
5.14%, 01/24/2031
(e)
425 438
Secured Overnight Financing Rate + 1.01%
5.29%, 07/22/2035
(e)
475 484
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(e)
315 325
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(e)
185 190
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(e)
545 563
Secured Overnight Financing Rate + 1.85%
5.50%, 01/24/2036
(e)
455 470
Secured Overnight Financing Rate + 1.32%
5.53%, 11/29/2045
(e)
280 281
Secured Overnight Financing Rate + 1.55%
5.57%, 04/22/2028
(e)
250 255
Secured Overnight Financing Rate + 0.93%
5.57%, 04/22/2036
(e)
375 390
Secured Overnight Financing Rate + 1.68%
5.58%, 04/22/2030
(e)
250 261
Secured Overnight Financing Rate + 1.16%
5.58%, 07/23/2036
(e)
405 413
Secured Overnight Financing Rate + 1.64%
5.60%, 07/15/2041 370 379
5.72%, 09/14/2033
(e)
255 268
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(e)
390 412
Secured Overnight Financing Rate + 1.49%
6.07%, 10/22/2027
(e)
320 326
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(e)
320 338
Secured Overnight Financing Rate + 1.57%

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
6.25%, 10/23/2034
(e)
$ 320 $ 350
Secured Overnight Financing Rate + 1.81%
JPMorgan Chase Bank NA
5.11%, 12/08/2026 270 274
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 775 799
KeyCorp
2.25%, 04/06/2027 110 107
5.12%, 04/04/2031
(a),(e)
200 205
Secured Overnight Financing Rate + 1.23%
Korea Development Bank/The
4.38%, 02/15/2028 315 319
4.50%, 02/15/2029 265 270
5.38%, 10/23/2026 320 325
5.63%, 10/23/2033 200 215
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(f)
250 149
1.00%, 10/01/2026
(a)
90 87
2.88%, 04/03/2028 600 590
3.00%, 05/20/2027 520 514
3.50%, 08/27/2027 495 493
3.75%, 02/15/2028 250 251
3.75%, 07/15/2030 485 486
3.88%, 05/15/2028 290 292
3.88%, 06/15/2028 380 383
4.00%, 06/28/2027 305 307
4.00%, 03/15/2029 480 486
4.13%, 07/15/2033 315 316
4.38%, 03/01/2027 500 505
4.38%, 02/28/2034 140 142
4.63%, 03/18/2030 400 416
4.75%, 10/29/2030 320 335
Landwirtschaftliche Rentenbank
3.88%, 09/28/2027 320 321
3.88%, 06/14/2028 320 322
4.13%, 05/28/2030 300 305
4.63%, 04/17/2029 250 258
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
200 197
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 200 199
4.34%, 01/09/2048 400 321
4.82%, 06/13/2029
(e)
470 477
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
4.98%, 08/11/2033
(e)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.09%, 11/26/2028
(e)
210 214
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.68%, 01/05/2035
(e)
265 275
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(e)
200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
M&T Bank Corp
4.83%, 01/16/2029
(e)
300 303
Secured Overnight Financing Rate + 0.93%
5.18%, 07/08/2031
(e)
155 159
Secured Overnight Financing Rate + 1.40%
Mitsubishi UFJ Financial Group Inc
1.64%, 10/13/2027
(e)
200 194
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 200 180
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc (continued)
2.56%, 02/25/2030 $ 285 $ 265
3.20%, 07/18/2029 200 193
4.08%, 04/19/2028
(e)
600 598
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(e)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.16%, 04/24/2031
(e)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%
5.35%, 09/13/2028
(e)
255 261
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(a),(e)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.43%, 04/17/2035
(e)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
5.57%, 01/16/2036
(e)
225 234
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 180
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(e)
200 175
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(e)
700 670
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.32%, 07/08/2036
(e)
340 345
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
5.41%, 09/13/2028
(e)
255 261
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(e)
260 271
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(e)
320 337
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e)
315 332
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
1.79%, 02/13/2032
(e)
550 477
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
95 83
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(e)
115 101
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
40 39
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
810 702
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
130 115
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(e)
325 303
Secured Overnight Financing Rate + 1.14%

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
2.80%, 01/25/2052
(e)
$ 210 $ 129
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
90 81
Secured Overnight Financing Rate + 1.29%
3.22%, 04/22/2042
(e)
310 236
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 315 311
3 Month USD LIBOR + 1.34%
3.77%, 01/24/2029
(e)
600 594
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 710 707
4.21%, 04/20/2028
(e)
135 135
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 274
4.35%, 09/08/2026 375 375
4.65%, 10/18/2030
(e)
600 606
Secured Overnight Financing Rate + 1.10%
4.89%, 07/20/2033
(e)
275 277
Secured Overnight Financing Rate + 2.08%
5.04%, 07/19/2030
(e)
260 266
Secured Overnight Financing Rate + 1.22%
5.12%, 02/01/2029
(e)
320 327
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
260 266
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(e)
200 206
Secured Overnight Financing Rate + 1.45%
5.19%, 04/17/2031
(e)
305 314
Secured Overnight Financing Rate + 1.51%
5.23%, 01/15/2031
(e)
225 232
Secured Overnight Financing Rate + 1.11%
5.25%, 04/21/2034
(e)
425 434
Secured Overnight Financing Rate + 1.87%
5.32%, 07/19/2035
(e)
260 265
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(e)
315 325
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(e)
315 325
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(e)
325 335
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(e)
275 268
Secured Overnight Financing Rate + 1.71%
5.59%, 01/18/2036
(e)
420 434
Secured Overnight Financing Rate + 1.42%
5.60%, 03/24/2051
(e)
200 198
Secured Overnight Financing Rate + 4.84%
5.65%, 04/13/2028
(e)
105 107
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
250 261
Secured Overnight Financing Rate + 1.26%
5.66%, 04/17/2036
(e)
245 255
Secured Overnight Financing Rate + 1.76%
5.83%, 04/19/2035
(e)
275 290
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(e)
160 166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(e)
310 323
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
310 339
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 220
6.41%, 11/01/2029
(e)
280 298
Secured Overnight Financing Rate + 1.83%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
6.63%, 11/01/2034
(e)
$ 180 $ 200
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.45%, 10/15/2027
(e)
275 275
Secured Overnight Financing Rate + 0.68%
4.97%, 07/14/2028
(e)
260 264
Secured Overnight Financing Rate + 0.93%
5.02%, 01/12/2029
(e)
320 326
Secured Overnight Financing Rate + 0.91%
Morgan Stanley Private Bank NA
4.73%, 07/18/2031
(e)
250 254
Secured Overnight Financing Rate + 1.08%
National Australia Bank Ltd/New York
4.53%, 06/13/2030 300 305
4.79%, 01/10/2029 500 512
5.09%, 06/11/2027 500 510
NatWest Group PLC
4.89%, 05/18/2029
(e)
700 711
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 409
3 Month USD LIBOR + 1.91%
5.12%, 05/23/2031
(e)
400 410
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 325 325
3.75%, 09/05/2029 265 265
4.00%, 05/28/2028 150 151
4.25%, 03/01/2028 320 324
4.50%, 01/24/2030 280 289
4.75%, 05/21/2027 250 254
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(e)
245 218
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 250 234
3.45%, 04/23/2029 175 171
4.63%, 06/06/2033
(e)
160 157
Secured Overnight Financing Rate + 1.85%
4.90%, 05/13/2031
(e)
475 485
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e)
295 305
Secured Overnight Financing Rate + 1.07%
5.30%, 01/21/2028
(e)
135 137
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(e)
410 421
Secured Overnight Financing Rate + 1.62%
5.37%, 07/21/2036
(e)
125 127
Secured Overnight Financing Rate + 1.42%
5.40%, 07/23/2035
(e)
285 291
Secured Overnight Financing Rate + 1.60%
5.68%, 01/22/2035
(e)
240 250
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(e)
315 335
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(e)
240 246
Secured Overnight Financing Rate + 1.73%
Royal Bank of Canada
3.63%, 05/04/2027 320 318
3.88%, 05/04/2032 145 140
4.50%, 08/06/2029
(e)
155 156
Secured Overnight Financing Rate + 0.89%
4.51%, 10/18/2027
(e)
205 205
Secured Overnight Financing Rate + 0.72%
4.65%, 10/18/2030
(e)
405 408
Secured Overnight Financing Rate + 1.08%
4.90%, 01/12/2028 165 168
4.95%, 02/01/2029 235 242

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Canada (continued)
4.97%, 01/24/2029
(e)
$ 215 $ 219
Secured Overnight Financing Rate + 0.83%
4.97%, 05/02/2031
(a),(e)
305 313
Secured Overnight Financing Rate + 1.13%
5.00%, 05/02/2033 175 179
5.15%, 02/04/2031
(e)
215 221
Secured Overnight Financing Rate + 1.03%
6.00%, 11/01/2027 155 161
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
290 283
Secured Overnight Financing Rate + 1.25%
5.35%, 09/06/2030
(e)
325 334
Secured Overnight Financing Rate + 1.94%
5.47%, 03/20/2029
(e)
155 159
Secured Overnight Financing Rate + 1.61%
Santander UK Group Holdings PLC
2.47%, 01/11/2028
(e)
200 195
Secured Overnight Financing Rate + 1.22%
2.90%, 03/15/2032
(e)
600 547
Secured Overnight Financing Rate + 1.48%
State Street Corp
2.20%, 02/07/2028
(e)
65 63
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 54
4.33%, 10/22/2027 435 439
4.42%, 05/13/2033
(e)
135 134
Secured Overnight Financing Rate + 1.61%
4.53%, 02/20/2029
(e)
310 313
Secured Overnight Financing Rate + 1.02%
4.54%, 02/28/2028 150 152
4.68%, 10/22/2032
(e)
135 137
Secured Overnight Financing Rate + 1.05%
4.82%, 01/26/2034
(e)
245 246
Secured Overnight Financing Rate + 1.57%
4.83%, 04/24/2030 305 313
5.15%, 02/28/2036
(e)
150 152
Secured Overnight Financing Rate + 1.22%
5.68%, 11/21/2029
(e)
140 147
Secured Overnight Financing Rate + 1.48%
Sumitomo Mitsui Financial Group Inc
2.13%, 07/08/2030 200 181
2.14%, 09/23/2030 150 135
2.93%, 09/17/2041 60 43
3.01%, 10/19/2026 75 74
3.04%, 07/16/2029 200 191
3.36%, 07/12/2027 400 395
3.45%, 01/11/2027 165 164
4.66%, 07/08/2031
(e)
300 303
Secured Overnight Financing Rate + 1.19%
5.24%, 04/15/2030 225 233
5.32%, 07/09/2029 260 269
5.42%, 07/09/2031 200 209
5.52%, 01/13/2028 410 424
5.63%, 01/15/2035
(a)
225 236
5.77%, 01/13/2033 400 425
5.80%, 07/13/2028 315 329
5.80%, 07/08/2046
(e)
150 149
Secured Overnight Financing Rate + 1.78%
5.81%, 09/14/2033 235 251
6.18%, 07/13/2043 160 171
Toronto-Dominion Bank/The
1.95%, 01/12/2027
(a)
125 121
2.00%, 09/10/2031 60 53
3.20%, 03/10/2032 65 60
4.11%, 06/08/2027 30 30
4.46%, 06/08/2032 70 69
4.57%, 12/17/2026 150 151
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The (continued)
4.57%, 06/02/2028 $ 305 $ 309
4.69%, 09/15/2027 655 663
4.78%, 12/17/2029 340 347
4.99%, 04/05/2029 250 256
5.30%, 01/30/2032 330 343
5.52%, 07/17/2028 160 166
Truist Bank
2.25%, 03/11/2030 1,000 911
3.80%, 10/30/2026 250 248
Truist Financial Corp
1.89%, 06/07/2029
(e)
130 122
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 60 54
4.12%, 06/06/2028
(e)
290 290
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
160 162
Secured Overnight Financing Rate + 1.44%
5.07%, 05/20/2031
(e)
155 159
Secured Overnight Financing Rate + 1.31%
5.12%, 01/26/2034
(e)
160 161
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(e)
290 299
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(e)
65 67
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(e)
245 255
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(e)
160 168
Secured Overnight Financing Rate + 2.36%
UBS AG/Stamford CT
4.86%, 01/10/2028
(e)
500 505
Secured Overnight Financing Rate + 0.72%
5.00%, 07/09/2027 500 508
UBS Group AG
4.88%, 05/15/2045 400 364
US Bancorp
1.38%, 07/22/2030 110 96
2.22%, 01/27/2028
(e)
275 267
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(e)
400 344
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.15%, 04/27/2027 250 247
4.55%, 07/22/2028
(e)
480 483
Secured Overnight Financing Rate + 1.66%
4.65%, 02/01/2029
(e)
285 288
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
285 283
Secured Overnight Financing Rate + 1.60%
5.05%, 02/12/2031
(e)
285 292
Secured Overnight Financing Rate + 1.06%
5.08%, 05/15/2031
(e)
105 108
Secured Overnight Financing Rate + 1.30%
5.38%, 01/23/2030
(e)
55 57
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(e)
240 250
Secured Overnight Financing Rate + 1.86%
5.84%, 06/12/2034
(e)
320 338
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(e)
155 164
Secured Overnight Financing Rate + 2.09%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
250 252
Secured Overnight Financing Rate + 0.91%

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
2.39%, 06/02/2028
(e)
$ 220 $ 213
Secured Overnight Financing Rate + 2.10%
2.57%, 02/11/2031
(e)
700 649
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
3.00%, 10/23/2026 250 247
3.07%, 04/30/2041
(e)
485 369
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
430 397
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(e)
385 381
Secured Overnight Financing Rate + 1.51%
3.58%, 05/22/2028
(e)
375 371
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.15%, 01/24/2029 400 400
4.40%, 06/14/2046 110 90
4.61%, 04/25/2053
(e)
255 216
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 519
4.75%, 12/07/2046 250 216
4.81%, 07/25/2028
(e)
315 318
Secured Overnight Financing Rate + 1.98%
4.90%, 01/24/2028
(e)
215 217
Secured Overnight Financing Rate + 0.78%
4.90%, 07/25/2033
(e)
735 739
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 66
4.97%, 04/23/2029
(e)
155 158
Secured Overnight Financing Rate + 1.37%
5.01%, 04/04/2051
(e)
440 398
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.15%, 04/23/2031
(e)
460 474
Secured Overnight Financing Rate + 1.50%
5.20%, 01/23/2030
(e)
265 273
Secured Overnight Financing Rate + 1.50%
5.21%, 12/03/2035
(e)
280 282
Secured Overnight Financing Rate + 1.38%
5.24%, 01/24/2031
(e)
200 207
Secured Overnight Financing Rate + 1.11%
5.38%, 11/02/2043 185 176
5.39%, 04/24/2034
(e)
375 386
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(e)
265 273
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(e)
475 493
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
475 492
Secured Overnight Financing Rate + 1.74%
5.61%, 04/23/2036
(e)
330 343
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 250 244
5.71%, 04/22/2028
(e)
250 256
Secured Overnight Financing Rate + 1.07%
6.30%, 10/23/2029
(e)
320 339
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(e)
320 352
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 254
Westpac Banking Corp
3.02%, 11/18/2036
(e)
405 361
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 44
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp (continued)
4.11%, 07/24/2034
(e)
$ 555 $ 543
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.35%, 07/01/2030 425 430
5.05%, 04/16/2029 690 715
$ 155,679
Beverages - 0.51%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 575 561
4.90%, 02/01/2046 992 906
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 126
4.75%, 01/23/2029 550 562
4.95%, 01/15/2042 420 396
5.00%, 06/15/2034 125 128
5.45%, 01/23/2039 450 459
5.55%, 01/23/2049 570 560
5.80%, 01/23/2059 325 327
8.20%, 01/15/2039 60 77
Coca-Cola Co/The
1.50%, 03/05/2028 60 57
2.50%, 06/01/2040 140 102
2.50%, 03/15/2051 265 157
2.60%, 06/01/2050 140 85
2.88%, 05/05/2041 60 45
3.00%, 03/05/2051 465 307
4.65%, 08/14/2034
(a)
325 329
5.00%, 05/13/2034 455 470
5.20%, 01/14/2055 230 218
5.30%, 05/13/2054 455 439
Constellation Brands Inc
2.25%, 08/01/2031 1,040 913
3.15%, 08/01/2029 90 86
3.60%, 02/15/2028 700 691
4.35%, 05/09/2027 160 160
4.90%, 05/01/2033
(a)
250 249
Diageo Capital PLC
2.38%, 10/24/2029 200 187
5.30%, 10/24/2027 310 318
5.63%, 10/05/2033 400 424
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 53
3.35%, 03/15/2051 60 39
3.95%, 04/15/2029 735 723
4.05%, 04/15/2032 210 200
4.35%, 05/15/2028 175 175
4.50%, 04/15/2052 185 145
5.10%, 03/15/2027 155 156
5.15%, 05/15/2035 155 153
Molson Coors Beverage Co
4.20%, 07/15/2046 250 198
PepsiCo Inc
2.63%, 10/21/2041 725 514
2.75%, 10/21/2051 225 139
2.88%, 10/15/2049 145 94
3.00%, 10/15/2027 600 590
4.30%, 07/23/2030 155 156
4.45%, 02/07/2028 545 552
4.50%, 07/17/2029 345 352
4.65%, 07/23/2032 155 157
4.80%, 07/17/2034 345 348
5.00%, 02/07/2035 315 321
$ 14,404

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0.29%
Amgen Inc
1.65%, 08/15/2028 $ 125 $ 117
2.00%, 01/15/2032 120 103
2.45%, 02/21/2030 155 143
2.77%, 09/01/2053 510 298
3.00%, 02/22/2029 200 192
3.00%, 01/15/2052 120 77
3.15%, 02/21/2040 155 120
3.38%, 02/21/2050 545 381
4.20%, 03/01/2033 80 77
4.20%, 02/22/2052 200 156
4.40%, 05/01/2045 265 224
4.66%, 06/15/2051 410 348
4.88%, 03/01/2053 80 69
5.15%, 03/02/2028 380 389
5.15%, 11/15/2041 113 107
5.25%, 03/02/2030 335 347
5.25%, 03/02/2033 455 467
5.60%, 03/02/2043 320 316
5.65%, 03/02/2053 470 455
5.75%, 03/02/2063 240 231
Biogen Inc
5.20%, 09/15/2045 280 251
Gilead Sciences Inc
1.65%, 10/01/2030 150 132
2.80%, 10/01/2050 150 94
2.95%, 03/01/2027 240 236
4.15%, 03/01/2047 25 20
4.50%, 02/01/2045 500 437
4.75%, 03/01/2046 580 520
5.10%, 06/15/2035 140 142
5.25%, 10/15/2033 160 166
5.50%, 11/15/2054 340 331
5.55%, 10/15/2053 160 156
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 141
Royalty Pharma PLC
1.75%, 09/02/2027 655 623
2.20%, 09/02/2030 155 139
3.30%, 09/02/2040 155 117
$ 8,122
Building Materials - 0.13%
Carrier Global Corp
2.49%, 02/15/2027 35 34
2.72%, 02/15/2030 420 394
3.38%, 04/05/2040 155 124
3.58%, 04/05/2050 155 113
5.90%, 03/15/2034 116 124
6.20%, 03/15/2054 28 30
CRH America Finance Inc
5.50%, 01/09/2035 285 294
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 104
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 144
3.20%, 07/15/2051 60 40
5.15%, 12/01/2034 140 141
Masco Corp
1.50%, 02/15/2028 260 243
Owens Corning
4.30%, 07/15/2047 150 122
5.50%, 06/15/2027 130 133
5.70%, 06/15/2034 290 303
Trane Technologies Financing Ltd
3.80%, 03/21/2029 90 89
5.10%, 06/13/2034 380 388
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Vulcan Materials Co
3.50%, 06/01/2030 $ 295 $ 284
3.90%, 04/01/2027 250 249
5.35%, 12/01/2034 275 282
$ 3,635
Chemicals - 0.26%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 187
4.60%, 02/08/2029 130 132
4.80%, 03/03/2033 160 161
4.90%, 10/11/2032 210 214
Albemarle Corp
5.45%, 12/01/2044 200 172
Dow Chemical Co/The
2.10%, 11/15/2030 160 141
3.60%, 11/15/2050 160 106
4.38%, 11/15/2042 350 281
4.63%, 10/01/2044 270 219
4.80%, 11/30/2028 90 91
4.80%, 05/15/2049 340 270
5.15%, 02/15/2034
(a)
130 129
DuPont de Nemours Inc
4.73%, 11/15/2028 700 714
5.32%, 11/15/2038 87 91
5.42%, 11/15/2048 185 186
Eastman Chemical Co
4.65%, 10/15/2044 75 63
Ecolab Inc
1.30%, 01/30/2031 150 129
1.65%, 02/01/2027 105 102
2.75%, 08/18/2055 700 416
4.30%, 06/15/2028 60 61
5.00%, 09/01/2035 210 211
LYB International Finance BV
5.25%, 07/15/2043 225 199
LYB International Finance III LLC
2.25%, 10/01/2030 130 116
3.63%, 04/01/2051 130 84
4.20%, 10/15/2049 160 115
5.63%, 05/15/2033 160 164
Mosaic Co/The
5.63%, 11/15/2043 25 24
Nutrien Ltd
4.20%, 04/01/2029 400 399
4.50%, 03/12/2027 150 151
5.00%, 04/01/2049 280 247
5.40%, 06/21/2034 300 306
5.80%, 03/27/2053 330 325
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 216
2.95%, 08/15/2029 300 285
3.30%, 05/15/2050 90 60
4.30%, 08/15/2028 310 311
4.50%, 06/01/2047 390 329
Westlake Corp
3.13%, 08/15/2051 60 37
$ 7,444
Commercial Mortgage Backed Securities - 0.02%
Fannie Mae-Aces
3.09%, 12/25/2027
(g)
624 611
Commercial Services - 0.12%
American University/The
3.67%, 04/01/2049 35 26
Global Payments Inc
3.20%, 08/15/2029 140 133
4.15%, 08/15/2049 70 52

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Massachusetts Institute of Technology
3.96%, 07/01/2038 $ 185 $ 169
4.68%, 07/01/2114 100 83
Moody's Corp
4.25%, 08/08/2032 65 64
5.00%, 08/05/2034 290 294
5.25%, 07/15/2044 90 86
PayPal Holdings Inc
2.85%, 10/01/2029 755 720
3.90%, 06/01/2027 65 65
4.40%, 06/01/2032 265 263
5.50%, 06/01/2054 130 126
S&P Global Inc
1.25%, 08/15/2030 160 139
2.45%, 03/01/2027 350 342
2.50%, 12/01/2029 55 51
3.25%, 12/01/2049 305 212
3.70%, 03/01/2052 100 74
5.25%, 09/15/2033 335 349
TR Finance LLC
5.85%, 04/15/2040 30 31
University of Southern California
5.25%, 10/01/2111
(a)
20 18
$ 3,297
Computers - 0.53%
Apple Inc
1.20%, 02/08/2028 430 405
1.65%, 05/11/2030 550 496
2.40%, 08/20/2050
(a)
210 123
2.65%, 05/11/2050 600 372
2.65%, 02/08/2051 240 147
2.70%, 08/05/2051 85 53
2.80%, 02/08/2061 850 497
2.90%, 09/12/2027 300 295
2.95%, 09/11/2049 140 93
3.00%, 06/20/2027 500 494
3.20%, 05/11/2027 110 109
3.35%, 02/09/2027 525 521
3.35%, 08/08/2032 500 474
3.75%, 11/13/2047 195 154
3.85%, 05/04/2043 400 334
3.95%, 08/08/2052 235 185
4.20%, 05/12/2030 155 157
4.38%, 05/13/2045 305 269
4.50%, 05/12/2032 155 158
4.65%, 02/23/2046 375 343
4.75%, 05/12/2035 155 157
4.85%, 05/10/2053
(a)
320 302
Dell International LLC / EMC Corp
3.38%, 12/15/2041 310 231
3.45%, 12/15/2051 346 236
4.35%, 02/01/2030 535 534
4.75%, 04/01/2028 100 101
5.25%, 02/01/2028 160 164
5.30%, 10/01/2029 300 311
5.30%, 04/01/2032 150 155
5.40%, 04/15/2034 185 189
8.35%, 07/15/2046 26 33
Hewlett Packard Enterprise Co
4.45%, 09/25/2026 405 406
4.55%, 10/15/2029 535 538
4.85%, 10/15/2031 205 207
5.00%, 10/15/2034 470 462
6.20%, 10/15/2035 75 80
6.35%, 10/15/2045 340 350
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
HP Inc
3.00%, 06/17/2027 $ 140 $ 137
4.75%, 01/15/2028 495 502
6.00%, 09/15/2041 355 361
6.10%, 04/25/2035 150 157
IBM International Capital Pte Ltd
4.75%, 02/05/2031 265 270
4.90%, 02/05/2034 265 266
International Business Machines Corp
2.20%, 02/09/2027 575 560
3.50%, 05/15/2029 410 402
4.00%, 06/20/2042 110 91
4.15%, 05/15/2039 195 172
4.25%, 05/15/2049 600 481
4.40%, 07/27/2032 100 99
4.50%, 02/06/2028 370 374
4.65%, 02/10/2028 285 289
4.70%, 02/19/2046 145 128
5.10%, 02/06/2053 160 145
5.70%, 02/10/2055 245 241
NetApp Inc
2.38%, 06/22/2027 155 150
$ 14,960
Consumer Products - 0.03%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 156
Clorox Co/The
1.80%, 05/15/2030 350 312
Kimberly-Clark Corp
5.30%, 03/01/2041 300 299
$ 767
Cosmetics & Personal Care - 0.18%
Colgate-Palmolive Co
4.20%, 05/01/2030 330 333
4.60%, 03/01/2028 160 163
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 125 110
2.38%, 12/01/2029 100 93
3.15%, 03/15/2027 100 99
Haleon US Capital LLC
3.38%, 03/24/2027 250 247
3.63%, 03/24/2032 250 236
4.00%, 03/24/2052 250 192
Kenvue Inc
4.85%, 05/22/2032 155 158
4.90%, 03/22/2033 160 163
5.05%, 03/22/2028 160 164
5.05%, 03/22/2053 330 302
5.10%, 03/22/2043 160 153
Procter & Gamble Co/The
1.90%, 02/01/2027 540 526
3.55%, 03/25/2040 400 344
4.05%, 05/01/2030 175 176
4.60%, 05/01/2035 155 156
Unilever Capital Corp
1.38%, 09/14/2030 150 132
1.75%, 08/12/2031 680 593
2.90%, 05/05/2027 435 428
4.63%, 08/12/2034 320 320
$ 5,088
Diversified Financial Services - 0.81%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 150 147
3.00%, 10/29/2028 600 577
3.30%, 01/30/2032 750 687
3.40%, 10/29/2033 150 133
3.88%, 01/23/2028 250 248

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust (continued)
4.88%, 04/01/2028 $ 165 $ 167
4.95%, 09/10/2034 330 325
5.10%, 01/19/2029 150 153
5.38%, 12/15/2031 365 377
6.10%, 01/15/2027 315 322
Air Lease Corp
2.10%, 09/01/2028 385 362
2.88%, 01/15/2032 65 58
3.25%, 10/01/2029 200 191
5.10%, 03/01/2029 135 139
5.20%, 07/15/2031 130 134
Ally Financial Inc
2.20%, 11/02/2028 60 56
4.75%, 06/09/2027 160 161
5.55%, 07/31/2033
(e)
155 156
Secured Overnight Financing Rate + 1.78%
5.74%, 05/15/2029
(e)
170 175
Secured Overnight Financing Rate + 1.96%
8.00%, 11/01/2031 420 481
American Express Co
1.65%, 11/04/2026 310 301
3.30%, 05/03/2027 500 494
4.05%, 05/03/2029 100 100
4.05%, 12/03/2042 440 372
4.73%, 04/25/2029
(e)
305 310
Secured Overnight Financing Rate + 1.26%
4.92%, 07/20/2033
(e)
305 309
Secured Overnight Financing Rate + 1.22%
5.09%, 01/30/2031
(e)
215 222
Secured Overnight Financing Rate + 1.02%
5.10%, 02/16/2028
(e)
330 334
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(e)
160 165
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(e)
345 352
Secured Overnight Financing Rate + 1.42%
5.53%, 04/25/2030
(e)
250 261
Secured Overnight Financing Rate + 1.09%
5.67%, 04/25/2036
(e)
155 162
Secured Overnight Financing Rate + 1.79%
6.49%, 10/30/2031
(e)
70 77
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
4.90%, 01/08/2035
(a)
260 265
5.35%, 01/08/2055 430 415
Blackrock Inc
2.10%, 02/25/2032
(a)
295 257
2.40%, 04/30/2030 200 186
Capital One Financial Corp
1.88%, 11/02/2027
(e)
390 379
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
510 439
Secured Overnight Financing Rate + 1.34%
4.10%, 02/09/2027 75 75
4.93%, 05/10/2028
(e)
445 449
Secured Overnight Financing Rate + 2.06%
5.46%, 07/26/2030
(e)
140 145
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(e)
135 140
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(e)
160 167
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(e)
140 146
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(e)
245 258
Secured Overnight Financing Rate + 2.26%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp (continued)
6.18%, 01/30/2036
(e)
$ 70 $ 72
Secured Overnight Financing Rate + 2.04%
6.31%, 06/08/2029
(e)
360 378
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(e)
210 238
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
1.65%, 03/11/2031
(a)
400 347
1.95%, 12/01/2031 540 467
2.00%, 03/20/2028 115 110
5.64%, 05/19/2029
(e)
160 166
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(e)
155 168
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(e)
140 149
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 200
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 101
2.10%, 06/15/2030 400 363
2.65%, 09/15/2040 160 116
3.00%, 09/15/2060 160 95
3.75%, 09/21/2028 335 332
4.00%, 09/15/2027 385 385
4.25%, 09/21/2048 250 208
4.60%, 03/15/2033 220 220
4.95%, 06/15/2052 215 193
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 177
2.75%, 10/15/2032 300 258
4.15%, 01/23/2030 225 222
Legg Mason Inc
5.63%, 01/15/2044 25 25
Mastercard Inc
2.00%, 11/18/2031 190 167
2.95%, 03/15/2051 60 39
3.35%, 03/26/2030 875 851
3.85%, 03/26/2050 125 97
4.55%, 03/15/2028 145 147
4.55%, 01/15/2035 270 267
4.88%, 03/09/2028 160 164
Nasdaq Inc
2.50%, 12/21/2040 55 38
5.35%, 06/28/2028 160 165
5.95%, 08/15/2053 295 301
Nomura Holdings Inc
2.33%, 01/22/2027 200 195
2.68%, 07/16/2030 450 413
4.90%, 07/01/2030 200 203
5.84%, 01/18/2028 320 331
6.09%, 07/12/2033
(a)
315 339
Synchrony Financial
3.95%, 12/01/2027 720 710
5.02%, 07/29/2029
(e)
155 156
Secured Overnight Financing Rate + 1.40%
Visa Inc
1.10%, 02/15/2031 60 52
1.90%, 04/15/2027 80 77
2.00%, 08/15/2050 160 86
2.70%, 04/15/2040 155 118
2.75%, 09/15/2027 150 147
4.15%, 12/14/2035 500 478
4.30%, 12/14/2045 400 346
$ 22,706

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 2.02%
AEP Texas Inc
2.10%, 07/01/2030 $ 160 $ 144
3.45%, 01/15/2050 50 34
3.45%, 05/15/2051 60 40
4.70%, 05/15/2032 105 104
5.25%, 05/15/2052 105 93
AEP Transmission Co LLC
2.75%, 08/15/2051 60 37
4.00%, 12/01/2046 350 276
4.50%, 06/15/2052 70 59
5.40%, 03/15/2053 360 345
AES Corp/The
2.45%, 01/15/2031 360 323
Alabama Power Co
1.45%, 09/15/2030 155 136
3.13%, 07/15/2051 60 39
Ameren Corp
1.75%, 03/15/2028 60 57
5.00%, 01/15/2029 130 133
5.70%, 12/01/2026 140 142
Ameren Illinois Co
1.55%, 11/15/2030 65 57
3.25%, 03/15/2050 75 50
3.85%, 09/01/2032 355 338
4.15%, 03/15/2046 330 270
American Electric Power Co Inc
2.30%, 03/01/2030 155 142
5.63%, 03/01/2033 160 168
Arizona Public Service Co
2.60%, 08/15/2029 90 85
2.65%, 09/15/2050 150 89
5.90%, 08/15/2055 335 334
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 54
4.55%, 06/01/2052 220 185
5.45%, 06/01/2035
(a)
155 160
5.65%, 06/01/2054 130 129
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 316
2.85%, 05/15/2051 85 52
3.80%, 07/15/2048 650 488
4.60%, 05/01/2053 355 295
5.15%, 11/15/2043 200 190
6.13%, 04/01/2036 350 377
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 41
4.25%, 02/01/2049 250 203
4.95%, 04/01/2033 160 162
4.95%, 08/15/2035 155 154
5.20%, 10/01/2028 160 165
CenterPoint Energy Inc
2.95%, 03/01/2030 100 94
CMS Energy Corp
3.75%, 12/01/2050
(e)
60 55
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 715 460
3.13%, 03/15/2051 420 273
4.00%, 03/01/2048 370 292
5.30%, 06/01/2034 130 134
5.30%, 02/01/2053 160 150
5.65%, 06/01/2054 130 128
5.95%, 06/01/2055 60 62
Connecticut Light and Power Co/The
2.05%, 07/01/2031 60 53
3.20%, 03/15/2027 140 138
4.00%, 04/01/2048 250 197
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Connecticut Light and Power Co/The (continued)
4.95%, 01/15/2030 $ 300 $ 308
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 50
3.00%, 12/01/2060 65 38
3.70%, 11/15/2059 80 55
3.88%, 06/15/2047 300 229
4.30%, 12/01/2056 500 391
5.20%, 03/01/2033 160 165
5.30%, 03/01/2035 300 307
6.15%, 11/15/2052 155 162
6.30%, 08/15/2037 370 405
6.75%, 04/01/2038 160 182
Consumers Energy Co
4.35%, 04/15/2049 300 249
4.50%, 01/15/2031 175 177
4.60%, 05/30/2029 135 137
4.70%, 01/15/2030 155 158
4.90%, 02/15/2029 155 159
5.05%, 05/15/2035 90 91
Dayton Power & Light Co/The
4.55%, 08/15/2030
(h)
50 50
Dominion Energy Inc
3.30%, 04/15/2041 60 45
3.38%, 04/01/2030 315 302
4.60%, 05/15/2028 535 541
4.90%, 08/01/2041 360 324
5.38%, 11/15/2032 410 423
5.45%, 03/15/2035 150 152
5.95%, 06/15/2035 200 211
DTE Electric Co
1.90%, 04/01/2028 40 38
3.70%, 03/15/2045 200 155
5.20%, 03/01/2034 130 134
5.25%, 05/15/2035 155 158
5.40%, 04/01/2053 160 155
DTE Energy Co
4.88%, 06/01/2028 105 107
4.95%, 07/01/2027 550 557
5.20%, 04/01/2030 245 253
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 120
4.95%, 01/15/2033 160 164
5.25%, 03/15/2035 140 144
5.30%, 02/15/2040 125 125
5.35%, 01/15/2053 160 152
5.40%, 01/15/2054 135 130
6.05%, 04/15/2038 460 494
Duke Energy Corp
2.65%, 09/01/2026 90 89
3.15%, 08/15/2027 90 88
3.30%, 06/15/2041 60 45
3.50%, 06/15/2051 60 41
3.95%, 08/15/2047 150 113
4.20%, 06/15/2049 150 116
4.50%, 08/15/2032 340 335
4.80%, 12/15/2045 230 198
4.85%, 01/05/2029 135 138
5.00%, 08/15/2052 240 209
5.45%, 06/15/2034 380 392
5.80%, 06/15/2054 380 370
6.10%, 09/15/2053 160 163
Duke Energy Florida LLC
1.75%, 06/15/2030 155 138
2.50%, 12/01/2029 255 239
3.20%, 01/15/2027 150 148
3.40%, 10/01/2046 200 144
5.88%, 11/15/2033 145 155

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Florida LLC (continued)
5.95%, 11/15/2052 $ 155 $ 159
6.40%, 06/15/2038 250 277
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 95
5.40%, 04/01/2053 160 152
5.90%, 05/15/2055 155 158
Duke Energy Progress LLC
2.50%, 08/15/2050 160 93
5.55%, 03/15/2055 150 146
Emera US Finance LP
4.75%, 06/15/2046 75 63
Entergy Arkansas LLC
2.65%, 06/15/2051 45 26
4.20%, 04/01/2049 600 474
5.15%, 01/15/2033 160 165
Entergy Corp
1.90%, 06/15/2028 35 33
2.40%, 06/15/2031 60 54
Entergy Louisiana LLC
2.90%, 03/15/2051 35 22
3.10%, 06/15/2041 60 45
3.12%, 09/01/2027 200 197
4.75%, 09/15/2052 415 356
5.15%, 09/15/2034 145 147
5.80%, 03/15/2055 390 388
Entergy Texas Inc
1.75%, 03/15/2031 150 131
4.00%, 03/30/2029 170 169
Evergy Kansas Central Inc
5.25%, 03/15/2035 320 324
5.70%, 03/15/2053 160 157
Evergy Metro Inc
2.25%, 06/01/2030 155 142
5.13%, 08/15/2035 155 155
Eversource Energy
1.65%, 08/15/2030 160 140
5.00%, 01/01/2027 135 136
5.13%, 05/15/2033 160 161
Exelon Corp
3.35%, 03/15/2032 65 60
5.13%, 03/15/2031 315 325
5.15%, 03/15/2029 125 129
6.50%, 03/15/2055
(e)
425 439
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Transmission LLC
4.75%, 01/15/2033
(h)
155 155
Florida Power & Light Co
2.45%, 02/03/2032 65 58
2.88%, 12/04/2051 65 41
3.70%, 12/01/2047 70 53
4.05%, 10/01/2044 145 119
4.13%, 02/01/2042 300 255
4.40%, 05/15/2028 160 162
4.80%, 05/15/2033 120 121
5.10%, 04/01/2033 160 164
5.30%, 06/15/2034 130 134
5.60%, 06/15/2054 130 129
5.65%, 02/01/2037 250 261
5.70%, 03/15/2055 145 145
Georgia Power Co
3.25%, 03/30/2027 400 395
4.30%, 03/15/2042 460 398
4.55%, 03/15/2030 340 345
4.65%, 05/16/2028 160 162
4.70%, 05/15/2032 65 65
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Interstate Power and Light Co
2.30%, 06/01/2030 $ 40 $ 37
5.60%, 06/29/2035 160 165
Kentucky Utilities Co
3.30%, 06/01/2050 205 138
5.85%, 08/15/2055 155 154
MidAmerican Energy Co
3.15%, 04/15/2050 145 97
4.25%, 07/15/2049 215 174
5.30%, 02/01/2055 135 127
Mississippi Power Co
4.25%, 03/15/2042 30 26
National Rural Utilities Cooperative Finance Corp
4.12%, 09/16/2027 135 135
4.15%, 08/25/2028 155 156
4.15%, 12/15/2032 765 742
4.80%, 03/15/2028 365 372
5.00%, 02/07/2031 135 139
5.15%, 06/15/2029 130 135
Nevada Power Co
2.40%, 05/01/2030 200 185
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 184
2.25%, 06/01/2030 250 228
2.75%, 11/01/2029 545 515
3.55%, 05/01/2027 700 693
4.69%, 09/01/2027 80 81
4.90%, 02/28/2028 160 163
4.90%, 03/15/2029 135 138
5.00%, 07/15/2032 70 71
5.05%, 03/15/2030 395 407
5.25%, 03/15/2034 135 137
5.25%, 02/28/2053 160 146
5.45%, 03/15/2035 145 148
5.90%, 03/15/2055 145 144
6.50%, 08/15/2055
(e)
285 299
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Northern States Power Co/MN
2.25%, 04/01/2031 60 55
2.60%, 06/01/2051 97 58
2.90%, 03/01/2050 70 45
5.05%, 05/15/2035 175 177
5.10%, 05/15/2053 160 147
5.35%, 11/01/2039 30 31
5.65%, 05/15/2055 155 154
NSTAR Electric Co
4.55%, 06/01/2052 65 54
4.95%, 09/15/2052 565 502
5.20%, 03/01/2035 150 152
5.40%, 06/01/2034 130 134
Ohio Power Co
1.63%, 01/15/2031 265 229
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 195 128
4.15%, 06/01/2032 65 63
4.30%, 05/15/2028 570 574
4.50%, 03/20/2027
(h)
155 156
4.55%, 09/15/2032 390 387
4.60%, 06/01/2052 65 54
4.65%, 11/01/2029 140 142
5.55%, 06/15/2054 115 111
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 580
2.50%, 02/01/2031 880 780
3.30%, 08/01/2040 155 115
3.50%, 08/01/2050 850 558
4.20%, 06/01/2041 195 154

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Pacific Gas and Electric Co (continued)
5.70%, 03/01/2035 $ 150 $ 152
5.80%, 05/15/2034 125 128
5.90%, 06/15/2032 60 62
5.90%, 10/01/2054 135 126
6.10%, 01/15/2029 360 376
6.75%, 01/15/2053 160 165
PacifiCorp
2.90%, 06/15/2052 60 35
5.30%, 02/15/2031 265 275
5.35%, 12/01/2053 155 139
5.50%, 05/15/2054 160 146
6.00%, 01/15/2039 310 320
6.25%, 10/15/2037 330 349
PECO Energy Co
2.80%, 06/15/2050 110 68
2.85%, 09/15/2051 150 93
4.38%, 08/15/2052 360 295
4.60%, 05/15/2052 20 17
PPL Capital Funding Inc
5.25%, 09/01/2034 295 300
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 46
3.95%, 06/01/2047 100 79
4.85%, 02/15/2034 65 65
5.00%, 05/15/2033 160 163
Public Service Co of Colorado
1.88%, 06/15/2031 45 39
2.70%, 01/15/2051 95 55
3.20%, 03/01/2050 250 164
5.15%, 09/15/2035 155 154
5.25%, 04/01/2053 200 182
5.35%, 05/15/2034 385 392
5.85%, 05/15/2055 320 315
Public Service Co of New Hampshire
4.40%, 07/01/2028 155 157
Public Service Co of Oklahoma
5.20%, 01/15/2035 485 486
5.25%, 01/15/2033 160 163
Public Service Electric and Gas Co
3.15%, 01/01/2050 155 104
3.65%, 09/01/2028 200 198
3.80%, 03/01/2046 570 442
4.85%, 08/01/2034 140 140
4.90%, 08/15/2035 265 264
5.30%, 08/01/2054 140 133
5.45%, 08/01/2053 155 151
Public Service Enterprise Group Inc
4.90%, 03/15/2030 75 77
5.88%, 10/15/2028 160 168
6.13%, 10/15/2033 160 172
Puget Sound Energy Inc
2.89%, 09/15/2051 170 103
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 132
3.32%, 04/15/2050 155 104
3.70%, 03/15/2052 65 47
4.50%, 08/15/2040 50 45
Sempra
4.00%, 02/01/2048 70 52
6.55%, 04/01/2055
(e)
380 374
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 155 139
2.85%, 08/01/2029 100 94
3.45%, 02/01/2052 65 42
3.65%, 02/01/2050 640 441
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co (continued)
4.00%, 04/01/2047 $ 450 $ 335
4.70%, 06/01/2027 135 136
4.88%, 02/01/2027 135 136
5.25%, 03/15/2030 345 353
5.30%, 03/01/2028 160 164
5.45%, 06/01/2031 65 67
5.45%, 03/01/2035 140 141
5.50%, 03/15/2040 350 341
5.65%, 10/01/2028 160 166
5.70%, 03/01/2053 160 147
5.85%, 11/01/2027 155 160
5.90%, 03/01/2055 105 100
5.95%, 02/01/2038 30 31
Southern Co/The
1.75%, 03/15/2028 60 57
3.75%, 09/15/2051
(e)
40 39
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.40%, 07/01/2046 300 249
5.20%, 06/15/2033 160 163
5.50%, 03/15/2029 160 167
5.70%, 10/15/2032 665 701
5.70%, 03/15/2034 400 419
Southern Power Co
4.95%, 12/15/2046 35 31
Southwestern Electric Power Co
4.10%, 09/15/2028 500 499
Southwestern Public Service Co
4.50%, 08/15/2041 150 132
6.00%, 06/01/2054 195 195
Tampa Electric Co
3.45%, 03/15/2051 100 69
Tucson Electric Power Co
1.50%, 08/01/2030 105 91
3.25%, 05/01/2051 60 39
Union Electric Co
2.15%, 03/15/2032 60 52
2.63%, 03/15/2051 130 77
5.45%, 03/15/2053 160 153
Virginia Electric and Power Co
2.30%, 11/15/2031 65 57
2.45%, 12/15/2050 145 81
2.95%, 11/15/2051 120 75
3.75%, 05/15/2027 40 40
5.05%, 08/15/2034 150 151
5.45%, 04/01/2053 310 293
5.55%, 08/15/2054 150 145
8.88%, 11/15/2038 225 299
WEC Energy Group Inc
1.38%, 10/15/2027 130 123
2.20%, 12/15/2028 60 56
Wisconsin Electric Power Co
4.75%, 09/30/2032 360 367
Wisconsin Public Service Corp
4.55%, 12/01/2029 290 295
Xcel Energy Inc
1.75%, 03/15/2027 15 14
2.60%, 12/01/2029 140 131
4.60%, 06/01/2032 40 39
4.75%, 03/21/2028 155 157
$ 56,837
Electrical Components & Equipment - 0.03%
Emerson Electric Co
0.88%, 10/15/2026 225 218
2.20%, 12/21/2031 820 728
$ 946

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0.10%
Amphenol Corp
5.00%, 01/15/2035 $ 475 $ 479
5.05%, 04/05/2027 275 279
Honeywell International Inc
1.10%, 03/01/2027 60 58
1.75%, 09/01/2031 60 52
1.95%, 06/01/2030 450 407
3.81%, 11/21/2047 100 76
4.25%, 01/15/2029 160 161
4.70%, 02/01/2030 270 275
5.00%, 02/15/2033 500 510
5.00%, 03/01/2035 295 297
5.25%, 03/01/2054 225 209
Tyco Electronics Group SA
7.13%, 10/01/2037 37 43
$ 2,846
Environmental Control - 0.19%
Republic Services Inc
1.75%, 02/15/2032 635 540
2.30%, 03/01/2030 685 633
3.38%, 11/15/2027 385 381
5.00%, 11/15/2029 130 134
5.00%, 04/01/2034 320 326
5.15%, 03/15/2035 75 77
Waste Connections Inc
2.20%, 01/15/2032 120 105
4.20%, 01/15/2033 735 714
Waste Management Inc
2.00%, 06/01/2029 60 56
2.50%, 11/15/2050 75 44
3.15%, 11/15/2027 790 777
4.15%, 04/15/2032 100 98
4.63%, 02/15/2033 160 161
4.65%, 03/15/2030 310 316
4.88%, 02/15/2029 310 319
4.95%, 07/03/2031 130 134
4.95%, 03/15/2035 310 311
5.35%, 10/15/2054 240 230
$ 5,356
Finance - Mortgage Loan/Banker - 0.31%
Fannie Mae
0.75%, 10/08/2027 270 254
0.88%, 08/05/2030 710 621
5.63%, 07/15/2037 65 71
6.25%, 05/15/2029 750 817
6.63%, 11/15/2030 230 261
7.13%, 01/15/2030 250 284
7.25%, 05/15/2030 249 287
Federal Home Loan Banks
1.25%, 12/21/2026 450 436
3.25%, 11/16/2028 950 941
3.63%, 09/04/2026 565 563
3.88%, 06/04/2027 300 301
4.00%, 10/09/2026 270 271
4.00%, 03/10/2027 845 849
4.00%, 06/30/2028 400 405
4.13%, 01/15/2027 265 266
4.63%, 11/17/2026 275 278
4.75%, 04/09/2027 375 381
5.50%, 07/15/2036 370 403
Freddie Mac
6.25%, 07/15/2032 280 319
6.75%, 03/15/2031 543 622
$ 8,630
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0.36%
Conagra Brands Inc
1.38%, 11/01/2027 $ 100 $ 94
4.85%, 11/01/2028 140 142
5.30%, 11/01/2038 85 80
5.40%, 11/01/2048 445 392
General Mills Inc
2.25%, 10/14/2031 775 681
4.88%, 01/30/2030 140 143
4.95%, 03/29/2033 160 161
5.50%, 10/17/2028 160 166
Hershey Co/The
2.65%, 06/01/2050 185 111
J M Smucker Co/The
2.13%, 03/15/2032 19 16
5.90%, 11/15/2028 245 257
6.50%, 11/15/2043 235 249
JBS USA Holding Lux Sarl / JBS USA Foods Group
Holdings Inc / JBS USA Food Co
5.50%, 01/15/2036
(h)
355 356
6.25%, 03/01/2056
(h)
155 153
6.38%, 04/15/2066
(h)
155 153
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.75%, 04/01/2033 193 200
6.50%, 12/01/2052 265 270
6.75%, 03/15/2034 349 383
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(h)
215 216
Kellanova
2.10%, 06/01/2030 155 141
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
4.38%, 06/01/2046 235 187
4.88%, 10/01/2049 200 167
5.00%, 06/04/2042 200 179
5.20%, 03/15/2032 145 148
5.20%, 07/15/2045 170 151
6.50%, 02/09/2040 200 211
Kroger Co/The
1.70%, 01/15/2031 60 52
3.70%, 08/01/2027 700 695
4.45%, 02/01/2047 345 286
5.00%, 09/15/2034 200 199
5.15%, 08/01/2043 300 277
5.40%, 07/15/2040 30 30
5.50%, 09/15/2054 200 187
5.65%, 09/15/2064 210 197
McCormick & Co Inc/MD
1.85%, 02/15/2031 60 52
Mondelez International Inc
1.50%, 02/04/2031 165 143
2.63%, 03/17/2027 65 64
2.63%, 09/04/2050 165 97
4.25%, 05/06/2028 155 156
4.50%, 05/06/2030 155 156
4.75%, 08/28/2034 145 144
Sysco Corp
2.40%, 02/15/2030 250 231
2.45%, 12/14/2031 115 102
4.85%, 10/01/2045 250 222
5.40%, 03/23/2035 315 321
5.75%, 01/17/2029 145 152
The Campbell's Company
4.15%, 03/15/2028 185 185

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Tyson Foods Inc
3.55%, 06/02/2027 $ 75 $ 74
4.55%, 06/02/2047 700 584
$ 10,022
Forest Products & Paper - 0.03%
Georgia-Pacific LLC
7.75%, 11/15/2029 20 23
International Paper Co
4.80%, 06/15/2044 200 175
Suzano Austria GmbH
2.50%, 09/15/2028 255 238
Suzano International Finance BV
5.50%, 01/17/2027 300 303
$ 739
Gas - 0.16%
Atmos Energy Corp
1.50%, 01/15/2031 150 130
3.38%, 09/15/2049 145 100
4.13%, 10/15/2044 140 116
5.75%, 10/15/2052 410 408
5.90%, 11/15/2033 160 172
6.20%, 11/15/2053 120 128
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 132
4.40%, 07/01/2032 70 69
5.25%, 03/01/2028 160 164
NiSource Inc
3.60%, 05/01/2030 640 620
4.80%, 02/15/2044 210 186
5.00%, 06/15/2052 135 119
5.25%, 03/30/2028 65 67
5.35%, 07/15/2035 155 157
5.40%, 06/30/2033 160 165
5.65%, 02/01/2045 250 244
5.85%, 04/01/2055 155 152
Southern California Gas Co
2.55%, 02/01/2030 155 144
5.05%, 09/01/2034 640 646
5.45%, 06/15/2035 155 159
5.75%, 06/01/2053 160 156
6.00%, 06/15/2055 145 147
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 139
3.15%, 09/30/2051 60 38
$ 4,558
Hand & Machine Tools - 0.02%
Stanley Black & Decker Inc
2.30%, 03/15/2030 700 638
2.75%, 11/15/2050 85 48
$ 686
Healthcare - Products - 0.33%
Abbott Laboratories
3.75%, 11/30/2026 250 250
4.75%, 11/30/2036 350 348
4.75%, 04/15/2043 300 282
4.90%, 11/30/2046 210 197
5.30%, 05/27/2040 300 307
Agilent Technologies Inc
2.10%, 06/04/2030 155 140
2.30%, 03/12/2031 60 54
Baxter International Inc
1.73%, 04/01/2031 85 73
1.92%, 02/01/2027 270 261
2.27%, 12/01/2028 665 624
2.54%, 02/01/2032 380 331
3.13%, 12/01/2051 260 160
Boston Scientific Corp
2.65%, 06/01/2030 350 327
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Danaher Corp
2.60%, 10/01/2050 $ 150 $ 90
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 141
3.25%, 11/15/2039 150 121
GE HealthCare Technologies Inc
4.80%, 08/14/2029 155 158
5.50%, 06/15/2035 155 159
5.65%, 11/15/2027 355 366
5.86%, 03/15/2030 155 165
5.91%, 11/22/2032 155 166
6.38%, 11/22/2052 155 166
Koninklijke Philips NV
5.00%, 03/15/2042 30 27
Medtronic Global Holdings SCA
4.25%, 03/30/2028 160 161
Medtronic Inc
4.38%, 03/15/2035 500 486
4.63%, 03/15/2045 286 257
Revvity Inc
1.90%, 09/15/2028 45 42
Stryker Corp
1.95%, 06/15/2030 600 541
4.38%, 05/15/2044 25 21
4.63%, 03/15/2046 100 88
4.70%, 02/10/2028 545 553
4.85%, 12/08/2028 135 138
5.20%, 02/10/2035 145 148
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 65 57
2.60%, 10/01/2029 145 137
2.80%, 10/15/2041 650 469
4.80%, 11/21/2027 155 158
5.09%, 08/10/2033 300 309
5.40%, 08/10/2043 150 148
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 610 547
$ 9,173
Healthcare - Services - 0.71%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 298
Aetna Inc
6.75%, 12/15/2037 205 223
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 103
Centene Corp
3.38%, 02/15/2030 600 547
4.63%, 12/15/2029 600 578
Cigna Group/The
2.40%, 03/15/2030 791 729
3.20%, 03/15/2040 155 118
3.40%, 03/01/2027 300 297
3.40%, 03/15/2051 90 60
3.88%, 10/15/2047 55 41
4.38%, 10/15/2028 175 176
4.80%, 08/15/2038 870 817
5.13%, 05/15/2031 265 274
5.60%, 02/15/2054 205 194
Elevance Health Inc
3.13%, 05/15/2050 75 48
3.60%, 03/15/2051 60 42
4.10%, 03/01/2028 255 255
4.38%, 12/01/2047 300 243
4.65%, 01/15/2043 660 574
4.75%, 02/15/2030 135 137
4.75%, 02/15/2033 160 159
5.20%, 02/15/2035 205 206
5.38%, 06/15/2034 200 204

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Elevance Health Inc (continued)
5.65%, 06/15/2054 $ 130 $ 123
5.70%, 02/15/2055 215 205
6.10%, 10/15/2052 155 156
HCA Inc
2.38%, 07/15/2031 60 53
3.38%, 03/15/2029 135 131
3.50%, 09/01/2030 680 648
3.50%, 07/15/2051 260 171
4.38%, 03/15/2042 65 54
4.50%, 02/15/2027 300 300
5.00%, 03/01/2028 315 321
5.20%, 06/01/2028 160 164
5.45%, 04/01/2031 380 394
5.45%, 09/15/2034 210 213
5.50%, 03/01/2032 145 150
5.50%, 06/01/2033 160 164
5.50%, 06/15/2047 240 222
5.60%, 04/01/2034 130 134
5.75%, 03/01/2035 145 149
5.95%, 09/15/2054 210 201
6.00%, 04/01/2054 200 193
Humana Inc
1.35%, 02/03/2027 180 173
2.15%, 02/03/2032 150 127
3.13%, 08/15/2029 175 166
4.95%, 10/01/2044 320 278
5.50%, 03/15/2053 160 144
5.55%, 05/01/2035 235 238
Kaiser Foundation Hospitals
4.15%, 05/01/2047 500 408
Laboratory Corp of America Holdings
4.70%, 02/01/2045 500 437
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/2055 300 238
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 185
Quest Diagnostics Inc
2.95%, 06/30/2030 155 146
4.60%, 12/15/2027 220 222
5.00%, 12/15/2034 225 225
UnitedHealth Group Inc
2.00%, 05/15/2030 400 362
2.30%, 05/15/2031 60 54
2.75%, 05/15/2040 155 113
2.88%, 08/15/2029 150 143
2.90%, 05/15/2050 155 95
3.05%, 05/15/2041 660 486
3.25%, 05/15/2051 435 284
3.45%, 01/15/2027 100 99
3.50%, 08/15/2039 125 102
3.70%, 05/15/2027 65 65
4.25%, 01/15/2029 175 176
4.25%, 04/15/2047 320 258
4.25%, 06/15/2048 110 88
4.40%, 06/15/2028 390 394
4.45%, 12/15/2048 95 78
4.60%, 04/15/2027 210 212
4.70%, 04/15/2029 105 107
4.75%, 07/15/2045 250 221
4.75%, 05/15/2052 155 130
4.80%, 01/15/2030 250 255
4.90%, 04/15/2031 210 215
4.95%, 01/15/2032 250 255
5.00%, 04/15/2034 210 211
5.15%, 07/15/2034 250 254
5.20%, 04/15/2063 320 281
5.30%, 06/15/2035 75 77
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc (continued)
5.35%, 02/15/2033 $ 200 $ 207
5.50%, 07/15/2044 250 243
5.50%, 04/15/2064 210 193
5.63%, 07/15/2054 250 238
5.88%, 02/15/2053 310 306
5.95%, 06/15/2055 40 40
6.88%, 02/15/2038 200 227
$ 19,925
Home Builders - 0.01%
DR Horton Inc
1.30%, 10/15/2026 60 58
1.40%, 10/15/2027 150 142
$ 200
Home Furnishings - 0.01%
Leggett & Platt Inc
4.40%, 03/15/2029
(a)
250 246
Insurance - 0.67%
Allstate Corp/The
1.45%, 12/15/2030 170 146
3.85%, 08/10/2049 200 150
5.25%, 03/30/2033 290 299
American International Group Inc
4.38%, 06/30/2050 100 82
4.75%, 04/01/2048 500 439
5.13%, 03/27/2033 105 107
5.45%, 05/07/2035 75 77
Aon Corp
2.80%, 05/15/2030 155 145
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 45
2.85%, 05/28/2027 65 64
2.90%, 08/23/2051 60 37
5.00%, 09/12/2032 520 532
5.35%, 02/28/2033 160 166
Aon North America Inc
5.13%, 03/01/2027 125 127
5.15%, 03/01/2029 190 195
5.45%, 03/01/2034 325 335
5.75%, 03/01/2054 135 132
Arch Capital Finance LLC
5.03%, 12/15/2046 45 41
Arthur J Gallagher & Co
4.60%, 12/15/2027 290 293
4.85%, 12/15/2029 220 224
5.15%, 02/15/2035 440 441
5.55%, 02/15/2055 220 207
Athene Holding Ltd
4.13%, 01/12/2028 575 574
6.25%, 04/01/2054 300 296
6.63%, 05/19/2055 155 159
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 90 53
2.85%, 10/15/2050 100 63
2.88%, 03/15/2032 250 232
3.85%, 03/15/2052 440 334
4.20%, 08/15/2048 270 224
4.25%, 01/15/2049 250 208
4.30%, 05/15/2043 235 207
5.75%, 01/15/2040 25 27
Brighthouse Financial Inc
4.70%, 06/22/2047 300 224
Brown & Brown Inc
4.50%, 03/15/2029 300 301
4.90%, 06/23/2030 60 61
5.25%, 06/23/2032 155 158
5.55%, 06/23/2035 45 46
6.25%, 06/23/2055 205 210

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Chubb Corp/The
6.00%, 05/11/2037 $ 350 $ 379
Chubb INA Holdings LLC
2.85%, 12/15/2051 30 19
3.05%, 12/15/2061 200 121
4.35%, 11/03/2045 400 344
4.65%, 08/15/2029 145 148
5.00%, 03/15/2034 215 218
CNA Financial Corp
2.05%, 08/15/2030 160 142
Corebridge Financial Inc
3.85%, 04/05/2029 365 360
3.90%, 04/05/2032 390 369
6.05%, 09/15/2033 160 170
Equitable Holdings Inc
4.35%, 04/20/2028 140 141
5.00%, 04/20/2048 312 279
Hartford Insurance Group Inc/The
2.90%, 09/15/2051 195 122
Lincoln National Corp
6.30%, 10/09/2037 240 255
Markel Group Inc
3.45%, 05/07/2052 75 50
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 261
4.38%, 03/15/2029 440 444
4.55%, 11/08/2027 140 142
4.85%, 11/15/2031 290 297
4.90%, 03/15/2049 110 98
5.00%, 03/15/2035 275 276
5.40%, 09/15/2033 160 167
5.40%, 03/15/2055 220 209
5.70%, 09/15/2053 160 159
6.25%, 11/01/2052 155 165
MetLife Inc
4.05%, 03/01/2045 250 204
4.13%, 08/13/2042 250 210
4.60%, 05/13/2046 195 172
4.88%, 11/13/2043 50 46
5.25%, 01/15/2054 240 225
5.30%, 12/15/2034 130 134
5.38%, 07/15/2033 160 167
5.70%, 06/15/2035 600 636
Progressive Corp/The
2.45%, 01/15/2027 500 489
3.70%, 03/15/2052 210 156
4.35%, 04/25/2044 30 26
4.95%, 06/15/2033 160 163
Prudential Financial Inc
2.10%, 03/10/2030 400 369
3.70%, 10/01/2050
(e)
160 148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 573
5.20%, 03/14/2035 150 153
5.70%, 09/15/2048
(e)
520 528
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 58
4.00%, 05/30/2047 175 140
5.05%, 07/24/2035 155 156
5.45%, 05/25/2053 200 194
6.25%, 06/15/2037 650 716
W R Berkley Corp
4.00%, 05/12/2050 75 56
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Willis North America Inc
2.95%, 09/15/2029 $ 50 $ 47
3.88%, 09/15/2049 140 103
5.35%, 05/15/2033 160 165
$ 19,030
Internet - 0.44%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(a)
500 450
3.15%, 02/09/2051 200 135
3.40%, 12/06/2027 860 849
4.20%, 12/06/2047 200 166
Alphabet Inc
1.90%, 08/15/2040 160 107
4.00%, 05/15/2030 630 634
5.25%, 05/15/2055 505 492
5.30%, 05/15/2065 280 269
Amazon.com Inc
1.65%, 05/12/2028 400 378
2.10%, 05/12/2031 410 368
2.50%, 06/03/2050 285 170
2.88%, 05/12/2041 210 158
3.10%, 05/12/2051 210 141
3.15%, 08/22/2027 600 592
3.25%, 05/12/2061 400 258
3.30%, 04/13/2027 180 179
3.88%, 08/22/2037 300 273
3.95%, 04/13/2052 540 423
4.05%, 08/22/2047 500 412
4.25%, 08/22/2057 350 285
4.70%, 12/01/2032 420 429
4.80%, 12/05/2034 250 256
4.95%, 12/05/2044 180 174
eBay Inc
2.60%, 05/10/2031 360 327
3.65%, 05/10/2051 400 289
4.00%, 07/15/2042 20 16
5.95%, 11/22/2027
(a)
155 161
Expedia Group Inc
2.95%, 03/15/2031 263 243
Meta Platforms Inc
3.85%, 08/15/2032 435 420
4.30%, 08/15/2029 405 410
4.45%, 08/15/2052 750 625
4.75%, 08/15/2034 310 312
4.80%, 05/15/2030 100 103
4.95%, 05/15/2033 160 164
5.40%, 08/15/2054 310 297
5.55%, 08/15/2064 355 344
5.60%, 05/15/2053 320 316
Netflix Inc
4.90%, 08/15/2034 285 291
5.88%, 11/15/2028 485 512
$ 12,428
Investment Companies - 0.00%
Ares Capital Corp
5.50%, 09/01/2030 155 157
Iron & Steel - 0.05%
ArcelorMittal SA
6.00%, 06/17/2034
(a)
260 275
Nucor Corp
3.13%, 04/01/2032 65 59
4.30%, 05/23/2027 65 65
Steel Dynamics Inc
1.65%, 10/15/2027 65 62
5.38%, 08/15/2034 130 133
5.75%, 05/15/2055 150 146

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Vale Overseas Ltd
6.13%, 06/12/2033 $ 320 $ 338
6.40%, 06/28/2054 280 280
$ 1,358
Lodging - 0.06%
Hyatt Hotels Corp
5.25%, 06/30/2029 130 133
Marriott International Inc/MD
2.85%, 04/15/2031 510 468
5.00%, 10/15/2027 275 279
5.25%, 10/15/2035 55 55
5.35%, 03/15/2035 305 308
5.55%, 10/15/2028 315 327
$ 1,570
Machinery - Construction & Mining - 0.07%
Caterpillar Financial Services Corp
1.10%, 09/14/2027 120 114
1.15%, 09/14/2026
(a)
60 58
4.50%, 01/08/2027 135 136
4.70%, 11/15/2029 480 492
5.00%, 05/14/2027 130 132
Caterpillar Inc
2.60%, 04/09/2030 160 150
3.25%, 09/19/2049 145 101
3.80%, 08/15/2042 550 453
5.50%, 05/15/2055 305 303
$ 1,939
Machinery - Diversified - 0.16%
Deere & Co
3.90%, 06/09/2042 200 169
5.45%, 01/16/2035 340 354
Dover Corp
5.38%, 03/01/2041 30 29
Ingersoll Rand Inc
5.20%, 06/15/2027 130 132
5.31%, 06/15/2031 130 136
John Deere Capital Corp
1.50%, 03/06/2028
(a)
260 245
2.00%, 06/17/2031 55 49
2.35%, 03/08/2027 65 64
2.80%, 07/18/2029 115 110
4.15%, 09/15/2027 155 156
4.35%, 09/15/2032 345 341
4.50%, 01/08/2027 135 136
4.55%, 06/05/2030 305 310
4.65%, 01/07/2028 355 361
4.85%, 06/11/2029 215 221
4.90%, 06/11/2027 215 219
4.90%, 03/07/2031 125 129
4.95%, 07/14/2028 160 164
5.10%, 04/11/2034 300 308
Otis Worldwide Corp
2.57%, 02/15/2030 155 144
3.36%, 02/15/2050 455 315
Rockwell Automation Inc
1.75%, 08/15/2031 40 35
2.80%, 08/15/2061 60 35
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 300 304
$ 4,466
Media - 0.56%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 112
2.30%, 02/01/2032 250 212
2.80%, 04/01/2031 110 99
3.50%, 06/01/2041 515 370
3.70%, 04/01/2051 110 71
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital (continued)
3.85%, 04/01/2061 $ 335 $ 204
3.90%, 06/01/2052 210 139
4.40%, 12/01/2061 180 122
4.80%, 03/01/2050 600 464
5.38%, 04/01/2038 50 47
5.38%, 05/01/2047 240 204
5.75%, 04/01/2048 280 250
6.15%, 11/10/2026 140 142
6.38%, 10/23/2035 500 521
6.48%, 10/23/2045 395 384
6.55%, 06/01/2034 290 308
6.70%, 12/01/2055
(i)
80 79
Comcast Corp
1.50%, 02/15/2031 410 354
2.35%, 01/15/2027 155 151
2.45%, 08/15/2052 160 86
2.65%, 02/01/2030 115 108
2.65%, 08/15/2062 160 82
2.89%, 11/01/2051 350 210
2.94%, 11/01/2056 390 225
2.99%, 11/01/2063 409 227
3.15%, 02/15/2028 250 245
3.25%, 11/01/2039 230 181
3.45%, 02/01/2050 250 170
3.55%, 05/01/2028 685 677
3.75%, 04/01/2040 300 249
3.90%, 03/01/2038 160 139
3.97%, 11/01/2047 105 80
4.00%, 03/01/2048 210 161
4.15%, 10/15/2028 250 251
4.40%, 08/15/2035 245 233
4.55%, 01/15/2029 520 527
4.70%, 10/15/2048 300 256
4.80%, 05/15/2033 365 366
4.95%, 05/15/2032 155 158
5.10%, 06/01/2029 345 357
5.30%, 06/01/2034
(a)
345 355
5.35%, 05/15/2053 250 229
5.50%, 11/15/2032 325 342
5.65%, 06/01/2054 295 283
6.05%, 05/15/2055 155 157
Discovery Communications LLC
5.20%, 09/20/2047 3 2
Fox Corp
5.48%, 01/25/2039 110 109
5.58%, 01/25/2049 320 302
6.50%, 10/13/2033 410 446
Paramount Global
4.38%, 03/15/2043 400 304
4.85%, 07/01/2042 300 244
7.88%, 07/30/2030 30 34
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 23
Time Warner Cable LLC
4.50%, 09/15/2042 170 135
5.50%, 09/01/2041 250 226
5.88%, 11/15/2040 260 248
6.55%, 05/01/2037 360 373
7.30%, 07/01/2038 60 65
Walt Disney Co/The
2.00%, 09/01/2029 350 324
2.20%, 01/13/2028 110 106
2.65%, 01/13/2031 475 442
2.75%, 09/01/2049 300 187
3.38%, 11/15/2026 170 169
3.50%, 05/13/2040 155 128

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The (continued)
3.60%, 01/13/2051 $ 305 $ 224
4.70%, 03/23/2050 220 195
4.95%, 10/15/2045 325 300
6.40%, 12/15/2035 369 416
6.65%, 11/15/2037 250 287
$ 15,876
Metal Fabrication & Hardware - 0.01%
Precision Castparts Corp
3.90%, 01/15/2043 193 159
Mining - 0.18%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 410 427
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 146
4.90%, 02/28/2033 160 162
5.00%, 02/21/2030 285 294
5.00%, 09/30/2043 500 474
5.25%, 09/08/2026 160 162
5.25%, 09/08/2030 160 167
5.50%, 09/08/2053 160 158
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 200
5.25%, 09/01/2029 700 710
Newmont Corp
2.60%, 07/15/2032
(a)
170 152
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 33
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 94
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 250 228
4.88%, 03/14/2030 430 441
5.00%, 03/09/2033 160 163
5.25%, 03/14/2035 350 357
5.75%, 03/14/2055 130 130
Southern Copper Corp
5.25%, 11/08/2042 200 188
5.88%, 04/23/2045 110 110
7.50%, 07/27/2035 240 278
$ 5,074
Miscellaneous Manufacturers - 0.09%
3M Co
2.38%, 08/26/2029 250 234
3.25%, 08/26/2049 100 68
5.15%, 03/15/2035 295 300
Eaton Corp
4.15%, 03/15/2033 575 562
4.15%, 11/02/2042 95 81
Illinois Tool Works Inc
2.65%, 11/15/2026 90 89
Parker-Hannifin Corp
4.20%, 11/21/2034 225 216
4.25%, 09/15/2027 435 436
4.50%, 09/15/2029 435 441
Teledyne Technologies Inc
2.25%, 04/01/2028 60 57
$ 2,484
Oil & Gas - 0.82%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 182
2.72%, 01/12/2032 230 207
2.94%, 06/04/2051 750 465
3.00%, 02/24/2050 155 99
3.00%, 03/17/2052 135 85
3.06%, 06/17/2041 115 85
3.54%, 04/06/2027 215 213
3.59%, 04/14/2027 400 398
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
BP Capital Markets America Inc (continued)
4.70%, 04/10/2029 $ 270 $ 275
4.81%, 02/13/2033 160 161
4.89%, 09/11/2033 160 161
4.97%, 10/17/2029 200 206
4.99%, 04/10/2034 135 136
5.02%, 11/17/2027 410 418
5.23%, 11/17/2034 200 204
BP Capital Markets PLC
3.28%, 09/19/2027 115 113
Canadian Natural Resources Ltd
4.95%, 06/01/2047 300 259
5.00%, 12/15/2029
(h)
295 301
6.25%, 03/15/2038 300 314
Cenovus Energy Inc
6.75%, 11/15/2039 40 43
Chevron Corp
2.00%, 05/11/2027 155 150
Chevron USA Inc
2.34%, 08/12/2050 160 91
4.05%, 08/13/2028 155 156
4.30%, 10/15/2030 270 272
4.41%, 02/26/2027 150 151
4.69%, 04/15/2030 150 153
4.82%, 04/15/2032 320 328
4.85%, 10/15/2035 155 154
ConocoPhillips Co
3.80%, 03/15/2052 345 249
4.03%, 03/15/2062 440 315
4.30%, 11/15/2044 200 169
4.70%, 01/15/2030 210 214
5.00%, 01/15/2035 220 220
5.05%, 09/15/2033 315 322
5.50%, 01/15/2055 220 207
5.55%, 03/15/2054 155 147
Devon Energy Corp
5.00%, 06/15/2045 75 63
5.20%, 09/15/2034
(a)
205 201
5.60%, 07/15/2041 380 356
5.75%, 09/15/2054 205 184
Diamondback Energy Inc
3.25%, 12/01/2026 110 109
5.15%, 01/30/2030 295 303
5.20%, 04/18/2027 55 56
5.40%, 04/18/2034 500 505
5.75%, 04/18/2054 350 324
EOG Resources Inc
4.40%, 07/15/2028 75 76
5.35%, 01/15/2036 155 157
5.65%, 12/01/2054 210 203
5.95%, 07/15/2055 155 156
Equinor ASA
2.38%, 05/22/2030 250 231
3.00%, 04/06/2027 155 153
3.25%, 11/18/2049 445 310
3.63%, 04/06/2040 155 131
4.25%, 06/02/2028 300 302
4.25%, 11/23/2041 200 177
Exxon Mobil Corp
2.44%, 08/16/2029
(a)
100 95
2.61%, 10/15/2030 500 466
3.00%, 08/16/2039 80 63
3.10%, 08/16/2049 500 334
3.45%, 04/15/2051 230 162
3.57%, 03/06/2045 340 261
4.23%, 03/19/2040 315 283

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Hess Corp
4.30%, 04/01/2027 $ 300 $ 301
7.13%, 03/15/2033 21 25
7.30%, 08/15/2031 109 126
Marathon Petroleum Corp
5.00%, 09/15/2054 200 163
Occidental Petroleum Corp
5.00%, 08/01/2027 175 177
5.20%, 08/01/2029 375 380
5.38%, 01/01/2032 175 176
6.05%, 10/01/2054 255 238
6.45%, 09/15/2036 520 538
6.63%, 09/01/2030 320 340
Phillips 66
2.15%, 12/15/2030 110 98
4.65%, 11/15/2034 560 540
4.88%, 11/15/2044 350 306
5.88%, 05/01/2042 30 30
Phillips 66 Co
4.90%, 10/01/2046 270 233
4.95%, 12/01/2027 160 163
5.25%, 06/15/2031 205 212
5.50%, 03/15/2055 135 123
Pioneer Natural Resources Co
1.90%, 08/15/2030 160 143
2.15%, 01/15/2031 55 49
Shell Finance US Inc
3.25%, 04/06/2050 350 239
4.00%, 05/10/2046 360 287
4.13%, 05/11/2035 130 123
4.38%, 05/11/2045 325 277
4.55%, 08/12/2043 340 300
Shell International Finance BV
2.88%, 11/26/2041 120 86
3.88%, 11/13/2028 300 300
6.38%, 12/15/2038 400 446
Suncor Energy Inc
3.75%, 03/04/2051 60 42
4.00%, 11/15/2047 100 74
6.80%, 05/15/2038 77 83
6.85%, 06/01/2039 73 80
TotalEnergies Capital International SA
2.83%, 01/10/2030 250 239
2.99%, 06/29/2041 115 85
3.13%, 05/29/2050 265 174
3.39%, 06/29/2060 115 74
TotalEnergies Capital SA
5.15%, 04/05/2034 235 242
5.28%, 09/10/2054 135 125
5.43%, 09/10/2064 335 310
5.49%, 04/05/2054 235 224
Valero Energy Corp
2.80%, 12/01/2031 740 668
4.00%, 06/01/2052 525 375
6.63%, 06/15/2037 60 65
7.50%, 04/15/2032 60 69
Woodside Finance Ltd
5.40%, 05/19/2030 155 159
6.00%, 05/19/2035 305 315
$ 23,106
Oil & Gas Services - 0.05%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 60 58
3.14%, 11/07/2029 150 144
3.34%, 12/15/2027 135 133
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Halliburton Co
4.50%, 11/15/2041 $ 400 $ 342
5.00%, 11/15/2045 230 203
7.45%, 09/15/2039 386 452
NOV Inc
3.60%, 12/01/2029 150 145
$ 1,477
Packaging & Containers - 0.06%
Amcor Flexibles North America Inc
4.80%, 03/17/2028 175 177
5.10%, 03/17/2030 90 92
Packaging Corp of America
3.00%, 12/15/2029 500 477
3.05%, 10/01/2051 200 125
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 280 285
WRKCo Inc
3.00%, 06/15/2033 80 71
4.20%, 06/01/2032 500 482
$ 1,709
Pharmaceuticals - 1.30%
AbbVie Inc
2.95%, 11/21/2026 300 296
3.20%, 11/21/2029 820 790
4.05%, 11/21/2039 375 330
4.25%, 11/14/2028 140 141
4.25%, 11/21/2049 375 306
4.40%, 11/06/2042 225 198
4.45%, 05/14/2046 270 232
4.50%, 05/14/2035 300 291
4.55%, 03/15/2035 170 166
4.80%, 03/15/2027 255 258
4.80%, 03/15/2029 455 466
4.85%, 06/15/2044 645 592
4.88%, 11/14/2048 440 397
4.95%, 03/15/2031 190 196
5.05%, 03/15/2034 270 275
5.20%, 03/15/2035 145 148
5.40%, 03/15/2054 150 144
5.60%, 03/15/2055 145 144
Astrazeneca Finance LLC
1.75%, 05/28/2028 105 99
2.25%, 05/28/2031 60 54
4.80%, 02/26/2027 130 132
4.85%, 02/26/2029 130 133
4.88%, 03/03/2028 285 291
4.88%, 03/03/2033 400 408
4.90%, 02/26/2031 130 134
AstraZeneca PLC
1.38%, 08/06/2030 350 307
3.00%, 05/28/2051 45 30
4.38%, 08/17/2048 60 52
6.45%, 09/15/2037 330 373
Becton Dickinson & Co
1.96%, 02/11/2031 60 53
3.70%, 06/06/2027 600 596
3.79%, 05/20/2050 710 525
4.67%, 06/06/2047 355 307
4.69%, 12/15/2044 59 52
5.08%, 06/07/2029 235 242
Bristol-Myers Squibb Co
1.13%, 11/13/2027 120 113
1.45%, 11/13/2030 65 57
2.55%, 11/13/2050 65 38
2.95%, 03/15/2032 200 182
3.40%, 07/26/2029 350 341
3.55%, 03/15/2042 200 158
3.70%, 03/15/2052 250 181

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co (continued)
3.90%, 02/20/2028 $ 130 $ 130
4.13%, 06/15/2039 195 174
4.25%, 10/26/2049 360 288
4.35%, 11/15/2047 210 174
4.55%, 02/20/2048 171 145
4.90%, 02/22/2027 380 385
4.90%, 02/22/2029 265 272
5.20%, 02/22/2034 465 477
5.50%, 02/22/2044 130 129
5.55%, 02/22/2054 230 222
5.75%, 02/01/2031 140 150
6.40%, 11/15/2063 215 230
Cardinal Health Inc
3.41%, 06/15/2027 400 395
4.50%, 09/15/2030 155 155
CVS Health Corp
1.30%, 08/21/2027 160 151
1.75%, 08/21/2030 160 140
1.88%, 02/28/2031 55 48
3.25%, 08/15/2029 740 708
4.30%, 03/25/2028 500 500
4.78%, 03/25/2038 800 736
4.88%, 07/20/2035 510 489
5.00%, 09/15/2032 155 156
5.05%, 03/25/2048 725 622
5.13%, 07/20/2045 430 379
5.25%, 02/21/2033 160 162
5.30%, 06/01/2033
(a)
160 162
5.55%, 06/01/2031 130 136
5.70%, 06/01/2034 130 134
5.88%, 06/01/2053 320 303
6.25%, 09/15/2065 155 151
Eli Lilly & Co
2.50%, 09/15/2060 155 84
4.00%, 10/15/2028 155 155
4.15%, 03/15/2059 320 250
4.50%, 02/09/2027 130 131
4.50%, 02/09/2029 130 132
4.55%, 02/12/2028 545 553
4.55%, 10/15/2032 155 156
4.60%, 08/14/2034 400 398
4.70%, 02/09/2034 130 130
4.75%, 02/12/2030 275 283
4.88%, 02/27/2053 120 108
5.00%, 02/09/2054 130 119
5.05%, 08/14/2054 400 370
5.60%, 02/12/2065 285 282
5.65%, 10/15/2065 130 129
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 140 140
4.50%, 04/15/2030 150 152
4.88%, 04/15/2035 75 75
6.38%, 05/15/2038 760 846
Johnson & Johnson
2.10%, 09/01/2040 115 80
3.70%, 03/01/2046 290 232
4.50%, 03/01/2027 215 217
4.55%, 03/01/2028 400 408
4.80%, 06/01/2029 520 537
4.90%, 06/01/2031 520 543
4.95%, 06/01/2034
(a)
260 272
5.95%, 08/15/2037 75 83
McKesson Corp
4.65%, 05/30/2030 325 331
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc
1.45%, 06/24/2030 $ 200 $ 177
1.70%, 06/10/2027 155 149
1.90%, 12/10/2028 70 66
2.35%, 06/24/2040 135 95
2.75%, 12/10/2051 310 188
2.90%, 12/10/2061 420 241
3.70%, 02/10/2045 600 470
4.15%, 05/18/2043 200 170
4.50%, 05/17/2033 300 300
5.00%, 05/17/2053 320 290
Novartis Capital Corp
2.75%, 08/14/2050 155 97
3.80%, 09/18/2029 300 299
4.20%, 09/18/2034 300 291
4.40%, 05/06/2044 250 221
4.70%, 09/18/2054 300 265
Pfizer Inc
1.75%, 08/18/2031 245 214
2.55%, 05/28/2040 800 577
4.00%, 12/15/2036 45 41
4.20%, 09/15/2048 80 65
4.30%, 06/15/2043 225 193
4.40%, 05/15/2044 75 65
7.20%, 03/15/2039 60 71
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2028 780 789
4.65%, 05/19/2030 320 326
4.75%, 05/19/2033 605 606
5.11%, 05/19/2043 320 303
5.30%, 05/19/2053 500 466
5.34%, 05/19/2063 320 292
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 635
3.18%, 07/09/2050 645 421
5.30%, 07/05/2034 260 266
Takeda US Financing Inc
5.90%, 07/07/2055 300 299
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 249
Viatris Inc
2.30%, 06/22/2027 115 110
2.70%, 06/22/2030 155 139
3.85%, 06/22/2040 335 250
4.00%, 06/22/2050 305 201
Wyeth LLC
5.95%, 04/01/2037 410 437
Zoetis Inc
2.00%, 05/15/2030 85 77
3.00%, 05/15/2050 40 26
4.15%, 08/17/2028 245 246
4.70%, 02/01/2043 250 226
$ 36,636
Pipelines - 0.91%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 291
Cheniere Energy Partners LP
5.55%, 10/30/2035
(h)
320 323
5.75%, 08/15/2034 255 262
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 539
Enbridge Inc
1.60%, 10/04/2026 20 19
2.50%, 08/01/2033 465 391
3.13%, 11/15/2029 150 143
3.40%, 08/01/2051 45 30
4.25%, 12/01/2026 75 75
4.60%, 06/20/2028 260 263

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc (continued)
5.30%, 04/05/2029 $ 195 $ 201
5.55%, 06/20/2035 155 158
5.70%, 03/08/2033 160 167
5.90%, 11/15/2026 265 270
5.95%, 04/05/2054 250 247
6.70%, 11/15/2053 215 232
Energy Transfer LP
3.75%, 05/15/2030 715 693
4.90%, 03/15/2035 200 192
5.25%, 04/15/2029 200 206
5.30%, 04/15/2047 500 441
5.35%, 05/15/2045 220 197
5.55%, 05/15/2034 205 208
5.70%, 04/01/2035 460 468
5.75%, 02/15/2033 155 161
6.05%, 09/01/2054 275 262
6.10%, 12/01/2028 320 337
6.25%, 04/15/2049 155 152
6.40%, 12/01/2030 320 346
6.50%, 02/01/2042 370 384
Enterprise Products Operating LLC
3.13%, 07/31/2029
(a)
350 337
3.30%, 02/15/2053 80 52
4.25%, 02/15/2048 250 202
4.45%, 02/15/2043 350 303
4.60%, 01/15/2031 155 156
4.85%, 01/31/2034 135 135
4.85%, 03/15/2044 750 677
4.95%, 02/15/2035 220 220
5.20%, 01/15/2036 190 192
5.55%, 02/16/2055 220 210
6.45%, 09/01/2040 490 538
6.88%, 03/01/2033 39 44
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 17
5.00%, 03/01/2043 275 247
Kinder Morgan Inc
1.75%, 11/15/2026 60 58
2.00%, 02/15/2031 130 115
3.25%, 08/01/2050 130 83
3.60%, 02/15/2051 320 218
5.00%, 02/01/2029 335 342
5.05%, 02/15/2046 30 26
5.10%, 08/01/2029 150 154
5.20%, 06/01/2033 310 314
5.40%, 02/01/2034 335 341
5.55%, 06/01/2045 500 470
5.85%, 06/01/2035 290 301
5.95%, 08/01/2054
(a)
210 204
MPLX LP
4.13%, 03/01/2027 425 424
4.25%, 12/01/2027 300 300
4.50%, 04/15/2038 200 178
4.80%, 02/15/2031 155 155
5.00%, 01/15/2033 155 154
5.00%, 03/01/2033 160 159
5.50%, 06/01/2034 200 202
5.50%, 02/15/2049 830 747
5.95%, 04/01/2055 150 141
6.20%, 09/15/2055 65 63
ONEOK Inc
3.40%, 09/01/2029 350 336
4.25%, 09/24/2027 350 350
4.75%, 10/15/2031 335 335
5.40%, 10/15/2035 145 144
5.55%, 11/01/2026 189 191
5.70%, 11/01/2054 285 260
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
ONEOK Inc (continued)
5.85%, 11/01/2064 $ 285 $ 259
6.05%, 09/01/2033 315 331
6.25%, 10/15/2055 430 420
6.63%, 09/01/2053 155 159
Plains All American Pipeline LP
5.95%, 06/15/2035 210 216
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 485 467
4.70%, 06/15/2044 330 273
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 645 645
5.00%, 03/15/2027 375 377
Targa Resources Corp
4.90%, 09/15/2030 150 152
5.20%, 07/01/2027 220 224
5.65%, 02/15/2036 150 152
6.13%, 03/15/2033 160 169
6.13%, 05/15/2055 405 394
6.15%, 03/01/2029 145 153
6.50%, 03/30/2034 215 232
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 300
Western Midstream Operating LP
5.45%, 11/15/2034 290 286
6.15%, 04/01/2033 230 240
Williams Cos Inc/The
2.60%, 03/15/2031 160 145
3.50%, 10/15/2051 60 41
3.75%, 06/15/2027 195 193
4.63%, 06/30/2030 170 171
4.85%, 03/01/2048 350 301
4.90%, 03/15/2029 135 138
5.10%, 09/15/2045 120 108
5.30%, 08/15/2028 250 258
5.30%, 09/30/2035 170 170
5.30%, 08/15/2052 65 59
5.65%, 03/15/2033 160 167
6.00%, 03/15/2055 310 308
6.30%, 04/15/2040 430 457
$ 25,718
Private Equity - 0.05%
Brookfield Finance Inc
2.72%, 04/15/2031 60 55
3.50%, 03/30/2051 150 103
3.90%, 01/25/2028 700 695
5.33%, 01/15/2036 155 154
5.68%, 01/15/2035 130 134
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 250 170
$ 1,311
Regional Authority - 0.26%
Province of Alberta Canada
1.30%, 07/22/2030 525 465
3.30%, 03/15/2028 170 168
4.50%, 06/26/2029 250 256
Province of British Columbia Canada
1.30%, 01/29/2031 160 140
3.90%, 08/27/2030 230 230
4.20%, 07/06/2033 315 312
4.70%, 01/24/2028 280 286
4.75%, 06/12/2034 250 255
4.80%, 11/15/2028 390 402
4.80%, 06/11/2035 300 305
Province of Manitoba Canada
1.50%, 10/25/2028 85 79
4.30%, 07/27/2033 160 159

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Ontario Canada
1.13%, 10/07/2030 $ 300 $ 262
2.13%, 01/21/2032 340 302
3.10%, 05/19/2027 285 281
3.70%, 09/17/2029 265 264
3.90%, 09/04/2030
(i)
155 155
4.20%, 01/18/2029 360 365
4.70%, 01/15/2030 480 497
4.85%, 06/11/2035 150 153
Province of Quebec Canada
1.35%, 05/28/2030 490 437
3.63%, 04/13/2028 320 319
4.25%, 09/05/2034 405 398
4.50%, 04/03/2029 450 461
4.50%, 09/08/2033 160 161
4.63%, 08/28/2035 155 156
7.50%, 09/15/2029 36 41
$ 7,309
REITs - 0.85%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 194
2.00%, 05/18/2032 600 502
2.75%, 12/15/2029 70 66
2.95%, 03/15/2034 65 56
3.00%, 05/18/2051 100 61
3.55%, 03/15/2052 300 203
4.00%, 02/01/2050 70 52
4.90%, 12/15/2030 80 81
5.15%, 04/15/2053 160 140
American Homes 4 Rent LP
4.95%, 06/15/2030 305 311
American Tower Corp
1.88%, 10/15/2030 175 154
2.90%, 01/15/2030 155 145
2.95%, 01/15/2051 60 38
3.38%, 10/15/2026 500 495
3.65%, 03/15/2027 515 511
3.70%, 10/15/2049 300 217
3.95%, 03/15/2029 200 198
5.25%, 07/15/2028 160 165
5.65%, 03/15/2033 160 167
5.90%, 11/15/2033 160 170
AvalonBay Communities Inc
1.90%, 12/01/2028 60 56
2.05%, 01/15/2032 60 52
2.30%, 03/01/2030 755 695
5.00%, 02/15/2033 155 158
5.00%, 08/01/2035 150 149
5.35%, 06/01/2034 130 134
Boston Properties LP
2.55%, 04/01/2032 245 210
2.75%, 10/01/2026 500 491
2.90%, 03/15/2030 600 557
COPT Defense Properties LP
2.75%, 04/15/2031 60 54
Crown Castle Inc
2.50%, 07/15/2031 60 53
2.90%, 04/01/2041 60 43
3.10%, 11/15/2029 125 119
3.25%, 01/15/2051 115 75
3.80%, 02/15/2028 430 424
4.00%, 11/15/2049 95 71
4.90%, 09/01/2029 145 147
5.00%, 01/11/2028 160 162
5.10%, 05/01/2033 350 351
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CubeSmart LP
2.00%, 02/15/2031 $ 110 $ 96
2.25%, 12/15/2028 60 56
5.13%, 11/01/2035 215 211
Digital Realty Trust LP
5.55%, 01/15/2028 345 355
Equinix Inc
1.80%, 07/15/2027 155 149
2.50%, 05/15/2031 460 413
3.20%, 11/18/2029
(a)
330 315
3.40%, 02/15/2052 60 40
ERP Operating LP
4.65%, 09/15/2034 350 342
Essex Portfolio LP
1.70%, 03/01/2028 60 56
3.00%, 01/15/2030 140 132
4.00%, 03/01/2029 784 776
5.50%, 04/01/2034 135 139
Extra Space Storage LP
2.20%, 10/15/2030 75 67
2.40%, 10/15/2031 310 272
4.95%, 01/15/2033 155 156
5.40%, 02/01/2034 135 138
5.40%, 06/15/2035 200 202
5.50%, 07/01/2030 160 167
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 135
5.25%, 02/15/2033 155 154
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 130
Healthpeak OP LLC
2.13%, 12/01/2028 210 196
3.00%, 01/15/2030 350 331
5.25%, 12/15/2032 80 82
Kilroy Realty LP
2.50%, 11/15/2032 160 131
Kimco Realty OP LLC
2.25%, 12/01/2031 60 53
2.70%, 10/01/2030 160 148
3.70%, 10/01/2049 30 22
4.60%, 02/01/2033 165 162
5.30%, 02/01/2036 155 157
6.40%, 03/01/2034 360 394
Mid-America Apartments LP
1.70%, 02/15/2031 250 218
5.30%, 02/15/2032 130 135
NNN REIT Inc
3.60%, 12/15/2026 300 298
4.60%, 02/15/2031 155 155
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 30
Prologis LP
1.25%, 10/15/2030 160 139
1.75%, 07/01/2030 155 138
2.25%, 01/15/2032 60 53
2.88%, 11/15/2029 75 71
4.00%, 09/15/2028 400 400
4.63%, 01/15/2033 575 573
4.88%, 06/15/2028 160 164
5.25%, 05/15/2035 155 158
5.25%, 03/15/2054 330 309
Public Storage Operating Co
1.85%, 05/01/2028 115 109
2.25%, 11/09/2031 385 341
5.00%, 07/01/2035 155 155
5.10%, 08/01/2033 160 165
5.13%, 01/15/2029
(a)
160 166

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Realty Income Corp
2.10%, 03/15/2028 $ 60 $ 57
2.20%, 06/15/2028 65 62
3.10%, 12/15/2029 300 287
3.25%, 01/15/2031 160 151
4.13%, 10/15/2026 220 220
4.75%, 02/15/2029 135 138
4.85%, 03/15/2030 160 164
4.90%, 07/15/2033 160 161
5.38%, 09/01/2054 305 289
Simon Property Group LP
1.75%, 02/01/2028 555 527
2.65%, 02/01/2032 385 343
3.25%, 11/30/2026 300 297
4.38%, 10/01/2030 155 155
4.75%, 09/26/2034 305 300
4.75%, 03/15/2042 164 148
UDR Inc
2.10%, 08/01/2032 100 84
3.20%, 01/15/2030 145 139
Ventas Realty LP
3.00%, 01/15/2030 500 473
5.10%, 07/15/2032 155 159
5.63%, 07/01/2034 130 134
VICI Properties LP
4.75%, 04/01/2028 75 76
5.13%, 11/15/2031 440 445
Welltower OP LLC
2.75%, 01/15/2032 570 513
4.13%, 03/15/2029 300 300
4.50%, 07/01/2030 155 156
5.13%, 07/01/2035 155 156
WP Carey Inc
2.40%, 02/01/2031 65 58
4.65%, 07/15/2030 155 156
$ 24,029
Retail - 0.62%
AutoZone Inc
1.65%, 01/15/2031 160 139
3.75%, 06/01/2027 200 199
3.75%, 04/18/2029 200 197
5.10%, 07/15/2029 260 268
Costco Wholesale Corp
1.38%, 06/20/2027 125 120
Dollar Tree Inc
4.20%, 05/15/2028 130 130
Home Depot Inc/The
0.90%, 03/15/2028 55 51
1.88%, 09/15/2031 760 662
2.13%, 09/15/2026 350 343
2.38%, 03/15/2051 55 31
2.75%, 09/15/2051 60 36
2.88%, 04/15/2027 65 64
2.95%, 06/15/2029 500 482
3.13%, 12/15/2049 235 158
4.20%, 04/01/2043 300 256
4.25%, 04/01/2046 430 361
4.40%, 03/15/2045 300 258
4.85%, 06/25/2031 150 155
4.88%, 06/25/2027 130 132
4.90%, 04/15/2029 135 139
4.95%, 09/30/2026 135 136
4.95%, 06/25/2034 260 264
4.95%, 09/15/2052 85 77
5.30%, 06/25/2054 260 247
5.40%, 09/15/2040 250 254
5.88%, 12/16/2036 400 432
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe's Cos Inc
1.30%, 04/15/2028 $ 130 $ 121
1.70%, 10/15/2030 130 114
3.10%, 05/03/2027 500 492
3.65%, 04/05/2029 135 133
3.70%, 04/15/2046 170 126
3.75%, 04/01/2032 215 204
4.05%, 05/03/2047 300 233
4.25%, 04/01/2052 540 418
4.55%, 04/05/2049 135 111
5.00%, 04/15/2033 130 132
5.00%, 04/15/2040 155 148
5.63%, 04/15/2053 380 363
5.75%, 07/01/2053 160 155
McDonald's Corp
2.63%, 09/01/2029 140 133
3.50%, 07/01/2027 250 248
3.70%, 02/15/2042 300 239
4.45%, 03/01/2047 500 422
4.60%, 05/15/2030 320 326
4.95%, 08/14/2033 175 179
5.00%, 02/13/2036 155 155
5.15%, 09/09/2052 255 234
6.30%, 03/01/2038 600 658
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 65
4.35%, 06/01/2028 300 301
Starbucks Corp
2.00%, 03/12/2027 290 281
3.00%, 02/14/2032 345 315
3.75%, 12/01/2047 370 272
4.30%, 06/15/2045 225 184
4.45%, 08/15/2049 220 179
4.80%, 05/15/2030 170 174
4.80%, 02/15/2033 120 121
Target Corp
1.95%, 01/15/2027
(a)
280 273
2.35%, 02/15/2030 250 233
2.95%, 01/15/2052
(a)
325 204
4.50%, 09/15/2032 690 690
4.50%, 09/15/2034 305 298
4.80%, 01/15/2053
(a)
160 141
TJX Cos Inc/The
1.15%, 05/15/2028 65 60
1.60%, 05/15/2031 65 57
Walmart Inc
1.05%, 09/17/2026 105 102
1.50%, 09/22/2028 300 280
1.80%, 09/22/2031 135 119
2.50%, 09/22/2041 135 95
2.65%, 09/22/2051 105 65
3.90%, 04/15/2028 50 50
3.95%, 06/28/2038 195 179
4.00%, 04/15/2030 275 277
4.00%, 04/11/2043 250 210
4.05%, 06/29/2048 300 246
4.10%, 04/28/2027 155 156
4.10%, 04/15/2033
(a)
275 270
4.15%, 09/09/2032 200 198
4.50%, 09/09/2052 300 260
4.90%, 04/28/2035 155 157
$ 17,447
Semiconductors - 0.66%
Analog Devices Inc
2.10%, 10/01/2031 290 256
2.80%, 10/01/2041 60 44
3.50%, 12/05/2026
(a)
250 249
4.25%, 06/15/2028 160 161

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Analog Devices Inc (continued)
4.50%, 06/15/2030 $ 160 $ 162
5.30%, 04/01/2054 125 120
Applied Materials Inc
4.35%, 04/01/2047 200 171
4.80%, 06/15/2029 305 313
5.10%, 10/01/2035
(a)
250 257
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 647
Broadcom Inc
3.14%, 11/15/2035
(h)
738 624
3.19%, 11/15/2036
(h)
30 25
3.42%, 04/15/2033
(h)
452 412
3.47%, 04/15/2034
(h)
415 372
3.50%, 02/15/2041
(h)
250 198
3.75%, 02/15/2051
(h)
570 426
4.15%, 02/15/2028 135 135
4.15%, 11/15/2030 310 307
4.30%, 11/15/2032 300 292
4.35%, 02/15/2030 210 211
4.55%, 02/15/2032 75 75
4.60%, 07/15/2030 230 232
4.75%, 04/15/2029 355 362
5.15%, 11/15/2031 235 243
5.20%, 04/15/2032 285 294
5.20%, 07/15/2035 355 358
Intel Corp
2.00%, 08/12/2031
(a)
60 52
3.05%, 08/12/2051 60 36
3.15%, 05/11/2027 150 147
3.20%, 08/12/2061 60 34
3.25%, 11/15/2049 250 156
3.73%, 12/08/2047 345 240
3.75%, 03/25/2027 155 154
3.75%, 08/05/2027 65 64
4.00%, 08/05/2029 585 576
4.10%, 05/19/2046 250 187
4.15%, 08/05/2032 765 728
4.60%, 03/25/2040 155 136
5.20%, 02/10/2033
(a)
300 302
5.60%, 02/21/2054 200 182
5.63%, 02/10/2043 300 284
5.70%, 02/10/2053 385 354
KLA Corp
4.70%, 02/01/2034 135 135
4.95%, 07/15/2052 240 218
Lam Research Corp
2.88%, 06/15/2050 500 318
Marvell Technology Inc
2.45%, 04/15/2028 115 110
4.75%, 07/15/2030 150 151
5.45%, 07/15/2035 115 117
Micron Technology Inc
2.70%, 04/15/2032 90 79
4.66%, 02/15/2030 300 302
5.30%, 01/15/2031 80 83
5.80%, 01/15/2035 290 300
6.05%, 11/01/2035 355 373
NVIDIA Corp
1.55%, 06/15/2028 60 57
3.50%, 04/01/2040 600 508
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 103
3.13%, 02/15/2042 265 190
3.15%, 05/01/2027 80 79
3.25%, 05/11/2041 60 44
4.30%, 08/19/2028 155 155
4.40%, 06/01/2027 480 481
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
QUALCOMM Inc
1.65%, 05/20/2032 $ 500 $ 421
3.25%, 05/20/2027 500 495
4.30%, 05/20/2047 350 292
4.50%, 05/20/2030 155 158
4.50%, 05/20/2052 165 139
4.80%, 05/20/2045 110 101
6.00%, 05/20/2053 155 162
Texas Instruments Inc
1.75%, 05/04/2030 400 360
4.15%, 05/15/2048 365 299
4.50%, 05/23/2030 155 157
4.60%, 02/15/2028 250 254
4.60%, 02/08/2029 225 230
4.90%, 03/14/2033 160 164
5.00%, 03/14/2053 160 146
5.15%, 02/08/2054 130 122
TSMC Arizona Corp
3.88%, 04/22/2027 590 589
$ 18,470
Software - 0.65%
Adobe Inc
4.95%, 01/17/2030 535 555
Fidelity National Information Services Inc
1.65%, 03/01/2028 540 509
3.10%, 03/01/2041 55 40
5.10%, 07/15/2032 550 561
Fiserv Inc
3.50%, 07/01/2029 900 874
4.40%, 07/01/2049 590 472
4.75%, 03/15/2030 140 142
5.15%, 08/12/2034 70 70
5.25%, 08/11/2035 155 154
5.35%, 03/15/2031 125 130
5.45%, 03/02/2028 240 247
5.63%, 08/21/2033 155 161
Intuit Inc
1.35%, 07/15/2027 160 153
5.13%, 09/15/2028 160 165
5.25%, 09/15/2026 315 318
5.50%, 09/15/2053 220 216
Microsoft Corp
1.35%, 09/15/2030 80 71
2.50%, 09/15/2050 160 97
2.53%, 06/01/2050 611 373
2.68%, 06/01/2060 549 318
2.92%, 03/17/2052 726 475
3.30%, 02/06/2027 140 139
3.45%, 08/08/2036 250 226
3.70%, 08/08/2046 500 403
Oracle Corp
2.30%, 03/25/2028 115 110
2.80%, 04/01/2027 155 152
2.88%, 03/25/2031 305 280
2.95%, 04/01/2030 655 617
3.25%, 11/15/2027 500 490
3.60%, 04/01/2040 355 281
3.60%, 04/01/2050 700 479
3.65%, 03/25/2041 325 254
3.80%, 11/15/2037 250 213
3.90%, 05/15/2035 130 117
3.95%, 03/25/2051 115 83
4.00%, 07/15/2046 500 381
4.00%, 11/15/2047 75 57
4.10%, 03/25/2061 60 42
4.20%, 09/27/2029 135 135
4.30%, 07/08/2034 75 71
4.38%, 05/15/2055 150 114

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp (continued)
4.50%, 07/08/2044 $ 50 $ 42
4.65%, 05/06/2030 530 538
4.70%, 09/27/2034 290 280
5.25%, 02/03/2032 285 293
5.38%, 09/27/2054 135 120
5.50%, 09/27/2064 135 120
5.55%, 02/06/2053 305 280
6.00%, 08/03/2055 285 278
6.13%, 07/08/2039 60 63
6.13%, 08/03/2065 285 277
6.15%, 11/09/2029 180 192
6.25%, 11/09/2032 360 389
6.90%, 11/09/2052 360 390
Roper Technologies Inc
1.40%, 09/15/2027 860 815
2.95%, 09/15/2029 400 382
4.25%, 09/15/2028 155 156
4.75%, 02/15/2032 80 81
4.90%, 10/15/2034 80 79
5.10%, 09/15/2035 155 155
Salesforce Inc
1.95%, 07/15/2031 60 53
2.70%, 07/15/2041 265 190
2.90%, 07/15/2051 400 254
Synopsys Inc
4.65%, 04/01/2028 300 304
4.85%, 04/01/2030 325 331
5.15%, 04/01/2035 300 303
5.70%, 04/01/2055 205 201
Take-Two Interactive Software Inc
4.95%, 03/28/2028 360 367
VMware LLC
1.80%, 08/15/2028 685 641
2.20%, 08/15/2031 115 101
$ 18,420
Sovereign - 1.35%
Canada Government International Bond
3.75%, 04/26/2028
(a)
505 507
4.00%, 03/18/2030 635 643
4.63%, 04/30/2029 250 258
Chile Government International Bond
2.45%, 01/31/2031 500 453
2.55%, 01/27/2032 400 355
2.75%, 01/31/2027 500 489
3.10%, 05/07/2041 400 298
3.24%, 02/06/2028 300 293
3.50%, 04/15/2053 200 139
3.86%, 06/21/2047 200 154
4.00%, 01/31/2052 200 152
4.95%, 01/05/2036 515 509
Export Development Canada
3.75%, 09/07/2027 265 265
3.88%, 02/14/2028 315 317
4.00%, 06/20/2030 300 303
4.13%, 02/13/2029 265 269
4.75%, 06/05/2034 250 260
Export-Import Bank of Korea
1.38%, 02/09/2031 200 174
4.00%, 09/11/2029 265 265
4.25%, 09/15/2027 200 201
4.50%, 09/15/2032 200 201
4.63%, 01/14/2028 200 203
5.13%, 09/18/2028 200 207
5.25%, 01/14/2035 200 211
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Indonesia Government International Bond
2.15%, 07/28/2031 $ 200 $ 176
2.85%, 02/14/2030 200 188
3.05%, 03/12/2051 200 131
3.50%, 01/11/2028 500 494
3.70%, 10/30/2049 200 150
4.20%, 10/15/2050 400 324
4.35%, 01/11/2048 200 170
4.55%, 01/11/2028 200 202
4.65%, 09/20/2032 200 200
4.75%, 02/11/2029 300 305
4.75%, 09/10/2034 200 198
5.15%, 09/10/2054
(a)
200 188
5.65%, 01/11/2053 200 199
Israel Government International Bond
3.88%, 07/03/2050 200 141
4.13%, 01/17/2048 200 152
4.50%, 01/17/2033 200 193
4.50%, 01/30/2043 200 169
5.38%, 02/19/2030 200 205
5.50%, 03/12/2034 400 408
5.75%, 03/12/2054 400 370
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 174
1.88%, 04/15/2031 200 179
2.13%, 02/16/2029 200 189
2.25%, 11/04/2026 400 392
2.88%, 07/21/2027 330 324
3.88%, 07/03/2028 200 201
4.63%, 07/22/2027 230 233
4.63%, 07/19/2028 200 205
4.63%, 04/17/2034
(a)
200 204
4.88%, 10/18/2028 300 309
Japan International Cooperation Agency
4.25%, 05/22/2030 200 203
4.75%, 05/21/2029 400 412
Korea International Bond
1.00%, 09/16/2030 200 174
3.88%, 09/20/2048 250 206
Mexico Government International Bond
2.66%, 05/24/2031 500 440
3.25%, 04/16/2030 200 187
3.50%, 02/12/2034 400 339
3.75%, 01/11/2028 225 220
3.75%, 04/19/2071 200 115
4.50%, 04/22/2029 400 398
4.60%, 01/23/2046 200 154
4.60%, 02/10/2048 300 226
4.75%, 03/08/2044 500 397
5.55%, 01/21/2045 360 321
5.75%, 10/12/2110 100 81
5.85%, 07/02/2032 500 510
6.00%, 05/07/2036 400 400
6.05%, 01/11/2040 700 678
6.34%, 05/04/2053 500 462
6.35%, 02/09/2035 200 207
6.40%, 05/07/2054 275 255
6.75%, 09/27/2034 350 375
6.88%, 05/13/2037 280 294
7.38%, 05/13/2055 480 503
Panama Government International Bond
2.25%, 09/29/2032 200 158
3.16%, 01/23/2030 600 552
3.30%, 01/19/2033 500 422
3.88%, 03/17/2028 300 293
4.30%, 04/29/2053 200 137
4.50%, 04/16/2050 200 142
6.70%, 01/26/2036 600 615

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Panama Government International Bond
(continued)
6.85%, 03/28/2054
(a)
$ 200 $ 191
Peruvian Government International Bond
1.86%, 12/01/2032 60 49
2.78%, 01/23/2031 545 498
2.78%, 12/01/2060 310 165
3.30%, 03/11/2041 300 227
3.55%, 03/10/2051 60 41
5.50%, 03/30/2036 305 307
5.63%, 11/18/2050 150 144
5.88%, 08/08/2054 330 321
6.55%, 03/14/2037 400 440
8.75%, 11/21/2033 180 223
Philippine Government International Bond
2.65%, 12/10/2045 400 263
3.00%, 02/01/2028 300 292
3.20%, 07/06/2046 400 286
3.70%, 03/01/2041 400 333
3.70%, 02/02/2042 250 204
4.75%, 03/05/2035 265 263
5.00%, 07/17/2033 200 204
5.17%, 10/13/2027 500 510
5.50%, 02/04/2035 225 237
5.50%, 01/17/2048 200 200
5.60%, 05/14/2049 200 200
5.61%, 04/13/2033 250 265
7.75%, 01/14/2031 190 221
Republic of Italy Government International Bond
2.88%, 10/17/2029 300 286
3.88%, 05/06/2051 400 281
5.38%, 06/15/2033 205 216
Republic of Poland Government International Bond
4.88%, 02/12/2030 525 539
4.88%, 10/04/2033 320 321
5.13%, 09/18/2034 450 454
5.50%, 03/18/2054 575 539
State of Israel
2.50%, 01/15/2030 200 183
3.38%, 01/15/2050 200 131
Svensk Exportkredit AB
3.75%, 09/13/2027 265 265
3.75%, 05/08/2028 345 345
4.13%, 06/14/2028 320 323
4.88%, 09/14/2026 320 323
Tennessee Valley Authority
3.50%, 12/15/2042 200 163
3.88%, 03/15/2028 525 528
4.25%, 09/15/2065 115 91
4.63%, 09/15/2060 200 173
4.88%, 05/15/2035 150 154
5.25%, 09/15/2039 250 261
5.38%, 04/01/2056 196 194
5.88%, 04/01/2036 325 360
Uruguay Government International Bond
4.13%, 11/20/2045 136 117
4.38%, 10/27/2027 200 201
4.98%, 04/20/2055 100 89
5.10%, 06/18/2050 300 277
5.44%, 02/14/2037 140 145
5.75%, 10/28/2034 330 350
7.63%, 03/21/2036 500 598
$ 37,966
Supranational Bank - 1.25%
African Development Bank
3.50%, 09/18/2029 265 263
3.88%, 06/12/2028 150 151
4.00%, 03/18/2030 290 293
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
African Development Bank (continued)
4.13%, 02/25/2027 $ 135 $ 136
4.38%, 03/14/2028 320 326
4.63%, 01/04/2027 190 192
Asian Development Bank
1.50%, 01/20/2027 425 412
1.50%, 03/04/2031 115 102
1.75%, 09/19/2029 300 278
1.88%, 03/15/2029 135 127
2.75%, 01/19/2028 130 127
3.13%, 08/20/2027 450 445
3.13%, 04/27/2032 135 128
3.63%, 08/28/2029 395 394
3.75%, 04/25/2028 320 321
3.75%, 08/28/2030 185 185
3.88%, 09/28/2032 450 446
3.88%, 06/14/2033 320 316
4.00%, 01/12/2033 160 160
4.13%, 01/12/2027 275 276
4.13%, 05/30/2030 470 478
4.38%, 01/14/2028 540 549
4.38%, 03/06/2029 550 563
4.38%, 03/22/2035 450 454
4.50%, 08/25/2028 380 389
5.82%, 06/16/2028 39 41
Asian Infrastructure Investment Bank/The
3.75%, 09/14/2027 255 255
4.13%, 01/18/2029 270 274
4.50%, 01/16/2030 280 289
4.50%, 05/21/2035 345 352
4.88%, 09/14/2026 320 323
Council Of Europe Development Bank
3.63%, 01/26/2028 315 315
3.63%, 05/08/2028 345 345
4.50%, 01/15/2030 210 216
4.63%, 06/11/2027 125 127
European Bank for Reconstruction & Development
4.13%, 01/25/2029 435 441
4.38%, 03/09/2028 255 259
European Investment Bank
0.75%, 10/26/2026 660 637
1.25%, 02/14/2031 255 224
1.63%, 05/13/2031 60 53
3.25%, 11/15/2027 400 397
3.63%, 07/15/2030 520 518
3.75%, 11/15/2029 510 511
3.75%, 02/14/2033 615 605
3.88%, 03/15/2028 500 503
3.88%, 06/15/2028 650 655
3.88%, 10/15/2030 310 312
4.00%, 02/15/2029 1,100 1,113
4.13%, 02/13/2034 265 265
4.25%, 08/16/2032 455 463
4.38%, 03/19/2027 375 379
4.38%, 10/10/2031 550 566
4.50%, 03/14/2030 570 589
4.63%, 02/12/2035 455 469
4.75%, 06/15/2029 250 260
Inter-American Development Bank
1.13%, 07/20/2028 515 480
1.13%, 01/13/2031 420 366
1.50%, 01/13/2027 425 412
3.13%, 09/18/2028 300 296
3.50%, 09/14/2029 300 298
3.50%, 04/12/2033 320 307
3.75%, 06/14/2030 305 305
4.00%, 01/12/2028 310 312
4.13%, 02/15/2029 265 269

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Inter-American Development Bank (continued)
4.38%, 02/01/2027 $ 275 $ 277
4.38%, 07/17/2034 250 253
4.38%, 07/16/2035 355 357
4.38%, 01/24/2044 50 46
4.50%, 02/15/2030 480 495
4.50%, 09/13/2033 320 329
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 500 469
0.75%, 08/26/2030 515 445
1.25%, 02/10/2031 615 538
1.38%, 04/20/2028 365 344
1.63%, 11/03/2031 495 434
1.75%, 10/23/2029 950 880
2.50%, 03/29/2032 620 568
3.13%, 06/15/2027 500 495
3.50%, 07/12/2028 480 478
3.63%, 05/05/2028 155 155
3.88%, 10/16/2029 270 272
3.88%, 02/14/2030 315 317
3.88%, 08/28/2034 330 322
4.00%, 07/25/2030 435 440
4.00%, 01/10/2031 275 278
4.00%, 05/06/2032 230 230
4.13%, 03/20/2030 605 615
4.38%, 08/27/2035 480 483
4.50%, 04/10/2031 375 388
4.63%, 08/01/2028 480 493
4.63%, 01/15/2032 280 291
4.75%, 11/14/2033 280 293
International Finance Corp
3.88%, 07/02/2030 300 302
4.25%, 07/02/2029 250 255
4.38%, 01/15/2027 395 398
4.50%, 01/21/2028 355 362
Nordic Investment Bank
3.75%, 08/28/2028 200 201
3.75%, 05/09/2030 345 345
4.25%, 02/28/2029 200 204
$ 35,364
Telecommunications - 0.96%
America Movil SAB de CV
2.88%, 05/07/2030 600 560
3.63%, 04/22/2029 400 390
4.38%, 04/22/2049 200 164
6.13%, 03/30/2040 380 401
AT&T Inc
1.65%, 02/01/2028 200 189
2.25%, 02/01/2032 145 126
2.30%, 06/01/2027 750 726
2.75%, 06/01/2031 600 549
3.10%, 02/01/2043 145 105
3.50%, 06/01/2041 640 501
3.50%, 09/15/2053 627 420
3.55%, 09/15/2055 815 542
3.65%, 06/01/2051 355 248
3.65%, 09/15/2059 999 661
4.25%, 03/01/2027 300 300
4.30%, 12/15/2042 250 211
4.35%, 03/01/2029 700 703
4.35%, 06/15/2045 300 249
4.50%, 05/15/2035 700 670
4.50%, 03/09/2048 500 412
5.38%, 08/15/2035 155 158
5.40%, 02/15/2034 320 330
6.05%, 08/15/2056 155 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Bell Telephone Co of Canada or Bell Canada
5.20%, 02/15/2034 $ 130 $ 131
Cisco Systems Inc
4.75%, 02/24/2030 145 149
4.80%, 02/26/2027 265 268
4.85%, 02/26/2029 265 272
4.95%, 02/24/2032 460 475
5.05%, 02/26/2034 440 452
5.30%, 02/26/2054 265 255
5.50%, 01/15/2040 310 321
5.90%, 02/15/2039 170 183
Juniper Networks Inc
2.00%, 12/10/2030 55 48
Motorola Solutions Inc
4.85%, 08/15/2030
(a)
155 158
5.20%, 08/15/2032 155 159
Orange SA
5.38%, 01/13/2042 30 30
Rogers Communications Inc
3.20%, 03/15/2027 130 128
3.80%, 03/15/2032 265 249
5.00%, 02/15/2029 130 133
7.50%, 08/15/2038 250 290
Sprint Capital Corp
6.88%, 11/15/2028 320 344
Telefonica Emisiones SA
4.10%, 03/08/2027 325 324
5.21%, 03/08/2047 550 483
7.05%, 06/20/2036 305 340
T-Mobile USA Inc
2.05%, 02/15/2028 190 181
2.25%, 11/15/2031 150 131
2.40%, 03/15/2029 25 24
2.55%, 02/15/2031 600 543
3.00%, 02/15/2041 150 110
3.30%, 02/15/2051 250 164
3.38%, 04/15/2029 265 257
3.40%, 10/15/2052 235 155
3.75%, 04/15/2027 315 313
3.88%, 04/15/2030 600 588
4.20%, 10/01/2029 135 135
4.38%, 04/15/2040 345 306
4.50%, 04/15/2050 300 245
4.80%, 07/15/2028 160 163
4.95%, 03/15/2028 95 97
5.05%, 07/15/2033 330 333
5.13%, 05/15/2032 305 312
5.15%, 04/15/2034 305 308
5.20%, 01/15/2033 160 163
5.25%, 06/15/2055 135 121
5.50%, 01/15/2055 135 126
5.65%, 01/15/2053 360 345
5.75%, 01/15/2034 160 168
5.75%, 01/15/2054 160 155
6.00%, 06/15/2054 160 161
Verizon Communications Inc
1.50%, 09/18/2030 180 157
1.75%, 01/20/2031 135 118
2.10%, 03/22/2028 175 167
2.36%, 03/15/2032 465 404
2.55%, 03/21/2031 315 286
2.65%, 11/20/2040 750 532
2.88%, 11/20/2050 505 312
2.99%, 10/30/2056 89 53
3.00%, 11/20/2060 65 38
3.40%, 03/22/2041 715 554
3.55%, 03/22/2051 815 579
3.70%, 03/22/2061 480 329

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc (continued)
3.85%, 11/01/2042 $ 90 $ 71
4.02%, 12/03/2029 400 397
4.13%, 03/16/2027 600 601
4.33%, 09/21/2028 510 514
4.40%, 11/01/2034 300 287
4.50%, 08/10/2033 300 293
4.67%, 03/15/2055 345 291
4.81%, 03/15/2039 75 70
4.86%, 08/21/2046 300 267
5.25%, 04/02/2035 350 353
Vodafone Group PLC
5.63%, 02/10/2053 160 151
5.75%, 06/28/2054 330 315
5.88%, 06/28/2064 205 197
6.15%, 02/27/2037 86 93
$ 26,996
Transportation - 0.43%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 392
3.55%, 02/15/2050 155 112
4.15%, 04/01/2045 200 166
4.40%, 03/15/2042 30 26
4.45%, 01/15/2053 40 33
5.20%, 04/15/2054 160 149
5.40%, 06/01/2041 360 358
5.50%, 03/15/2055 330 321
5.80%, 03/15/2056 155 157
Canadian National Railway Co
3.65%, 02/03/2048 300 227
3.85%, 08/05/2032 200 191
4.38%, 09/18/2034 305 296
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 141
3.10%, 12/02/2051 450 292
4.80%, 03/30/2030 405 415
6.13%, 09/15/2115 75 76
CSX Corp
2.40%, 02/15/2030 60 56
3.35%, 09/15/2049 60 41
3.80%, 03/01/2028 75 75
3.80%, 04/15/2050 700 524
4.30%, 03/01/2048 200 165
4.50%, 11/15/2052 160 134
4.90%, 03/15/2055
(a)
335 297
5.20%, 11/15/2033 160 166
FedEx Corp
3.10%, 08/05/2029
(h)
800 764
3.88%, 08/01/2042
(h)
30 23
4.55%, 04/01/2046
(h)
420 340
5.10%, 01/15/2044
(h)
295 262
Norfolk Southern Corp
2.30%, 05/15/2031 60 54
2.55%, 11/01/2029 150 141
2.90%, 08/25/2051 60 37
3.94%, 11/01/2047 192 151
4.05%, 08/15/2052 200 154
4.45%, 03/01/2033 160 157
4.55%, 06/01/2053 455 380
4.84%, 10/01/2041 180 167
5.35%, 08/01/2054
(a)
125 119
Ryder System Inc
2.90%, 12/01/2026 150 147
4.30%, 06/15/2027 20 20
4.95%, 09/01/2029 290 296
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Union Pacific Corp
2.38%, 05/20/2031 $ 710 $ 645
2.80%, 02/14/2032 110 100
2.89%, 04/06/2036 140 116
2.97%, 09/16/2062 90 52
3.20%, 05/20/2041 60 46
3.38%, 02/14/2042 65 50
3.80%, 10/01/2051 310 231
3.80%, 04/06/2071 590 399
3.84%, 03/20/2060 220 157
4.00%, 04/15/2047 250 197
4.50%, 01/20/2033 130 129
4.95%, 09/09/2052 130 117
5.60%, 12/01/2054 145 143
United Parcel Service Inc
2.50%, 09/01/2029 125 118
3.40%, 09/01/2049 180 124
4.65%, 10/15/2030 155 158
4.88%, 03/03/2033 410 419
4.88%, 11/15/2040 30 28
5.05%, 03/03/2053 410 369
5.15%, 05/22/2034 130 134
5.50%, 05/22/2054 130 125
5.95%, 05/14/2055 155 157
6.20%, 01/15/2038 200 218
$ 12,254
Trucking & Leasing - 0.01%
GATX Corp
1.90%, 06/01/2031
(a)
115 99
5.50%, 06/15/2035 315 321
$ 420
Water - 0.06%
American Water Capital Corp
2.30%, 06/01/2031 360 321
3.25%, 06/01/2051 300 201
3.75%, 09/01/2047 340 257
4.45%, 06/01/2032 130 129
5.70%, 09/01/2055 70 69
6.59%, 10/15/2037 13 15
Essential Utilities Inc
2.40%, 05/01/2031 360 322
5.25%, 08/15/2035 155 154
5.30%, 05/01/2052 65 59
5.38%, 01/15/2034 135 138
$ 1,665
TOTAL BONDS $ 753,170
MUNICIPAL BONDS - 0.11%
Principal
Amount (000's) Value (000's)
California - 0.03%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 181
6.91%, 10/01/2050 125 140
California State University
2.98%, 11/01/2051 155 105
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 21
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 21
State of California
3.50%, 04/01/2028 115 115
7.30%, 10/01/2039 300 346
$ 929
Georgia - 0.01%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 145 154

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois - 0.03%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 $ 277 $ 308
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 30 31
State of Illinois
5.10%, 06/01/2033 611 618
$ 957
New Jersey - 0.02%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 264
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 161
$ 425
New York - 0.01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 208
Ohio - 0.00%
Ohio State University/The
4.91%, 06/01/2040 50 49
Texas - 0.01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 27
State of Texas
4.68%, 04/01/2040 160 154
$ 181
Wisconsin - 0.00%
State of Wisconsin (credit support from Assured
Guaranty )
5.70%, 05/01/2026
(j)
75 76
TOTAL MUNICIPAL BONDS $ 2,979
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70.83%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.23%
2.00%, 09/01/2031 $ 45 $ 43
2.00%, 12/01/2031 51 49
2.50%, 01/01/2031 90 87
2.50%, 02/01/2031 90 87
2.50%, 12/01/2031 164 158
2.50%, 01/01/2032 175 169
2.50%, 03/01/2032 54 52
2.50%, 11/01/2036 40 37
3.00%, 11/01/2028 49 48
3.00%, 04/01/2029 45 44
3.00%, 09/01/2029 45 44
3.00%, 10/01/2029 68 67
3.00%, 11/01/2029 33 32
3.00%, 01/01/2030 29 29
3.00%, 11/01/2030 32 32
3.00%, 03/01/2031 21 20
3.00%, 05/01/2032 106 103
3.00%, 03/01/2033 44 43
3.00%, 04/01/2033 17 17
3.00%, 09/01/2036 32 31
3.00%, 09/01/2036 59 56
3.00%, 02/01/2037 64 61
3.00%, 10/01/2042 137 125
3.00%, 11/01/2042 219 201
3.00%, 02/01/2043 215 197
3.00%, 08/01/2043 277 253
3.00%, 09/01/2043 58 53
3.00%, 10/01/2043 46 42
3.00%, 01/01/2045 53 48
3.00%, 06/01/2046 105 94
3.00%, 10/01/2046 69 62
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 02/01/2047 $ 116 $ 104
3.50%, 12/01/2031 66 65
3.50%, 05/01/2034 25 24
3.50%, 11/01/2034 31 31
3.50%, 01/01/2035 69 67
3.50%, 04/01/2037 26 25
3.50%, 06/01/2042 175 165
3.50%, 02/01/2045 35 33
3.50%, 03/01/2045 94 88
3.50%, 06/01/2045 100 93
3.50%, 06/01/2046 124 115
4.00%, 12/01/2030 6 6
4.00%, 11/01/2033 47 46
4.00%, 07/01/2034 33 33
4.00%, 04/01/2038 65 64
4.00%, 12/01/2040 75 73
4.00%, 02/01/2044 62 60
4.00%, 04/01/2044 71 69
4.00%, 07/01/2044 90 86
4.00%, 09/01/2044 31 30
4.00%, 11/01/2044 113 108
4.00%, 01/01/2045 98 93
4.00%, 08/01/2045 135 128
4.00%, 12/01/2045 22 21
4.00%, 02/01/2046 36 35
4.00%, 05/01/2046 82 78
4.50%, 10/01/2030 25 25
4.50%, 05/01/2031 3 3
4.50%, 05/01/2049 1,624 1,592
5.50%, 06/01/2034 38 39
5.50%, 07/01/2038 44 46
5.50%, 07/01/2038 37 38
5.50%, 12/01/2038 76 79
5.50%, 10/01/2039 127 131
5.50%, 06/01/2041 49 50
6.00%, 04/01/2038 223 235
6.00%, 11/01/2038 46 48
$ 6,410
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18.97%
1.50%, 12/01/2035 1,779 1,599
1.50%, 03/01/2036 1,003 899
1.50%, 05/01/2036 1,107 998
1.50%, 05/01/2036 3,591 3,218
1.50%, 11/01/2036 779 701
1.50%, 12/01/2036 1,978 1,772
1.50%, 05/01/2037 710 635
1.50%, 11/01/2050 713 542
1.50%, 01/01/2051 3,403 2,572
1.50%, 06/01/2051 1,591 1,206
2.00%, 09/01/2029 69 67
2.00%, 05/01/2030 29 28
2.00%, 12/01/2031 71 68
2.00%, 02/01/2032 47 45
2.00%, 02/01/2036 2,753 2,540
2.00%, 02/01/2036 1,238 1,139
2.00%, 03/01/2036 2,223 2,052
2.00%, 04/01/2036 5,046 4,659
2.00%, 05/01/2036 795 733
2.00%, 09/01/2036 2,783 2,560
2.00%, 02/01/2037 5,677 5,225
2.00%, 11/01/2041 5,618 4,826
2.00%, 05/01/2042 2,450 2,104
2.00%, 12/01/2050 13,381 10,729
2.00%, 02/01/2051 6,198 4,965
2.00%, 02/01/2051 9,426 7,545
2.00%, 02/01/2051 1,947 1,569
2.00%, 02/01/2051 6,979 5,590

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 03/01/2051 $ 3,910 $ 3,130
2.00%, 04/01/2051 10,484 8,466
2.00%, 04/01/2051 2,051 1,660
2.00%, 04/01/2051 7,049 5,675
2.00%, 04/01/2051 4,760 3,844
2.00%, 05/01/2051 4,948 3,959
2.00%, 06/01/2051 1,830 1,464
2.00%, 07/01/2051 10,366 8,289
2.00%, 10/01/2051 3,540 2,838
2.00%, 11/01/2051 1,530 1,234
2.00%, 11/01/2051 2,944 2,351
2.00%, 12/01/2051 2,450 1,971
2.00%, 12/01/2051 5,096 4,100
2.00%, 12/01/2051 3,015 2,418
2.00%, 01/01/2052 10,529 8,497
2.00%, 01/01/2052 4,288 3,418
2.00%, 01/01/2052 1,931 1,550
2.00%, 02/01/2052 2,642 2,114
2.00%, 03/01/2052 4,264 3,426
2.00%, 04/01/2052 1,947 1,576
2.00%, 04/01/2052 1,166 942
2.00%, 04/01/2052 9,664 7,776
2.50%, 01/01/2028 20 20
2.50%, 11/01/2028 67 65
2.50%, 09/01/2029 49 48
2.50%, 05/01/2030 65 63
2.50%, 08/01/2030 93 90
2.50%, 03/01/2031 72 70
2.50%, 11/01/2031 171 165
2.50%, 12/01/2031 32 31
2.50%, 01/01/2032 48 46
2.50%, 03/01/2032 58 56
2.50%, 07/01/2033 5 5
2.50%, 02/01/2035 860 815
2.50%, 06/01/2035 1,859 1,748
2.50%, 10/01/2036 17 16
2.50%, 10/01/2036 40 37
2.50%, 12/01/2036 52 48
2.50%, 01/01/2037 3,324 3,137
2.50%, 04/01/2037 1,008 951
2.50%, 04/01/2042 3,807 3,328
2.50%, 01/01/2043 46 41
2.50%, 05/01/2043 72 63
2.50%, 10/01/2043 57 51
2.50%, 08/01/2046 37 32
2.50%, 12/01/2046 99 84
2.50%, 12/01/2046 63 54
2.50%, 08/01/2050 4,008 3,389
2.50%, 10/01/2050 580 487
2.50%, 11/01/2050 552 466
2.50%, 02/01/2051 5,304 4,501
2.50%, 02/01/2051 1,945 1,641
2.50%, 04/01/2051 2,877 2,410
2.50%, 07/01/2051 7,105 5,956
2.50%, 07/01/2051 1,083 914
2.50%, 07/01/2051 538 449
2.50%, 09/01/2051 1,630 1,367
2.50%, 10/01/2051 4,361 3,634
2.50%, 11/01/2051 5,208 4,417
2.50%, 11/01/2051 2,291 1,940
2.50%, 01/01/2052 1,548 1,301
2.50%, 02/01/2052 1,914 1,618
2.50%, 02/01/2052 2,507 2,092
2.50%, 02/01/2052 1,887 1,598
2.50%, 02/01/2052 4,137 3,454
2.50%, 02/01/2052 9,981 8,427
2.50%, 03/01/2052 1,962 1,650
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 03/01/2052 $ 1,804 $ 1,504
2.50%, 03/01/2052 9,677 8,164
2.50%, 04/01/2052 1,287 1,078
2.50%, 04/01/2052 6,928 5,843
2.50%, 04/01/2052 9,350 7,856
2.50%, 05/01/2052 2,716 2,288
3.00%, 04/01/2027 10 10
3.00%, 01/01/2029 17 17
3.00%, 02/01/2029 20 20
3.00%, 12/01/2029 14 14
3.00%, 12/01/2029 18 17
3.00%, 01/01/2030 91 90
3.00%, 01/01/2030 110 108
3.00%, 06/01/2030 58 56
3.00%, 09/01/2030 25 24
3.00%, 10/01/2030 104 102
3.00%, 11/01/2030 100 98
3.00%, 12/01/2030 21 21
3.00%, 03/01/2031 68 66
3.00%, 04/01/2031 23 22
3.00%, 09/01/2031 114 111
3.00%, 12/01/2031 49 48
3.00%, 01/01/2033 15 15
3.00%, 04/01/2033 16 15
3.00%, 08/01/2034 148 143
3.00%, 05/01/2035 167 159
3.00%, 09/01/2035 1,045 1,003
3.00%, 05/01/2037 2,592 2,501
3.00%, 06/01/2040 338 316
3.00%, 04/01/2043 103 94
3.00%, 05/01/2043 48 44
3.00%, 05/01/2043 242 221
3.00%, 05/01/2043 78 71
3.00%, 07/01/2043 252 230
3.00%, 07/01/2043 49 45
3.00%, 08/01/2043 266 243
3.00%, 10/01/2043 149 135
3.00%, 11/01/2043 67 62
3.00%, 01/01/2045 336 306
3.00%, 05/01/2046 44 39
3.00%, 10/01/2046 292 260
3.00%, 10/01/2049 1,379 1,210
3.00%, 11/01/2049 1,634 1,433
3.00%, 11/01/2049 1,192 1,052
3.00%, 03/01/2050 2,627 2,315
3.00%, 10/01/2050 2,580 2,256
3.00%, 07/01/2051 10,096 8,873
3.00%, 02/01/2052 1,941 1,715
3.00%, 03/01/2052 1,667 1,448
3.00%, 03/01/2052 391 345
3.00%, 03/01/2052 6,126 5,361
3.00%, 04/01/2052 1,647 1,454
3.00%, 05/01/2052 3,377 2,932
3.00%, 05/01/2052 2,657 2,341
3.00%, 05/01/2052 6,382 5,580
3.00%, 06/01/2052 6,727 5,889
3.50%, 12/01/2026 11 11
3.50%, 03/01/2029 43 43
3.50%, 09/01/2029 40 39
3.50%, 11/01/2030 40 40
3.50%, 04/01/2032 6 6
3.50%, 07/01/2032 5 5
3.50%, 09/01/2032 6 6
3.50%, 12/01/2032 738 729
3.50%, 10/01/2033 4 4
3.50%, 05/01/2034 21 21
3.50%, 06/01/2034 15 14

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 07/01/2034 $ 90 $ 88
3.50%, 10/01/2034 23 23
3.50%, 02/01/2036 27 26
3.50%, 02/01/2037 21 20
3.50%, 05/01/2037 1,299 1,274
3.50%, 05/01/2037 28 28
3.50%, 03/01/2041 11 10
3.50%, 03/01/2042 25 24
3.50%, 06/01/2042 150 139
3.50%, 07/01/2042 25 23
3.50%, 04/01/2043 201 189
3.50%, 05/01/2043 139 130
3.50%, 08/01/2043 147 137
3.50%, 01/01/2044 622 584
3.50%, 01/01/2044 50 46
3.50%, 10/01/2044 75 70
3.50%, 12/01/2044 134 125
3.50%, 11/01/2045 96 89
3.50%, 12/01/2045 119 111
3.50%, 12/01/2045 12 11
3.50%, 01/01/2046 149 139
3.50%, 03/01/2046 36 34
3.50%, 12/01/2046 109 101
3.50%, 01/01/2048 717 659
3.50%, 08/01/2049 796 728
3.50%, 11/01/2049 1,591 1,468
3.50%, 12/01/2049 1,125 1,046
3.50%, 01/01/2050 5,517 5,040
3.50%, 04/01/2052 4,351 3,963
3.50%, 05/01/2052 3,720 3,404
3.50%, 06/01/2052 1,271 1,152
3.50%, 07/01/2052 9,267 8,516
3.50%, 07/01/2052 827 749
3.50%, 08/01/2052 3,324 3,041
3.50%, 10/01/2052 2,490 2,253
4.00%, 04/01/2029 2 2
4.00%, 12/01/2030 3 3
4.00%, 03/01/2031 22 22
4.00%, 11/01/2031 4 4
4.00%, 11/01/2033 1 1
4.00%, 11/01/2033 81 81
4.00%, 10/01/2034 47 47
4.00%, 02/01/2036 83 82
4.00%, 01/01/2037 27 26
4.00%, 10/01/2037 38 37
4.00%, 10/01/2037 525 516
4.00%, 03/01/2038 14 14
4.00%, 07/01/2038 52 51
4.00%, 12/01/2038 37 36
4.00%, 01/01/2039 48 47
4.00%, 01/01/2041 33 32
4.00%, 02/01/2041 11 11
4.00%, 12/01/2041 52 50
4.00%, 06/01/2042 50 49
4.00%, 06/01/2042 85 83
4.00%, 07/01/2042 258 251
4.00%, 12/01/2042 90 88
4.00%, 09/01/2044 41 39
4.00%, 11/01/2044 39 37
4.00%, 10/01/2049 1,426 1,352
4.00%, 11/01/2049 583 554
4.00%, 04/01/2050 1,143 1,083
4.00%, 05/01/2052 4,184 3,973
4.00%, 08/01/2052 2,696 2,521
4.00%, 08/01/2052 6,299 5,904
4.00%, 09/01/2052 3,400 3,178
4.00%, 10/01/2052 1,057 994
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 01/01/2053 $ 4,958 $ 4,697
4.00%, 05/01/2053 4,259 4,011
4.50%, 06/01/2029 4 4
4.50%, 07/01/2029 1 1
4.50%, 08/01/2030 3 3
4.50%, 01/01/2034 11 11
4.50%, 01/01/2040 720 719
4.50%, 08/01/2052 2,120 2,046
4.50%, 08/01/2052 959 928
4.50%, 10/01/2052 4,712 4,571
4.50%, 10/01/2052 3,193 3,089
4.50%, 01/01/2053 1,484 1,438
4.50%, 05/01/2053 4,667 4,518
4.50%, 07/01/2053 5,231 5,090
4.50%, 04/01/2054 1,025 993
5.00%, 08/01/2039 659 666
5.00%, 12/01/2039 469 474
5.00%, 07/01/2052 2,353 2,345
5.00%, 08/01/2052 1,912 1,907
5.00%, 11/01/2052 4,119 4,100
5.00%, 04/01/2053 7,680 7,606
5.00%, 04/01/2053 1,648 1,633
5.00%, 05/01/2053 5,041 5,025
5.00%, 06/01/2053 752 744
5.00%, 06/01/2053 2,500 2,490
5.00%, 10/01/2053 2,360 2,359
5.00%, 05/01/2054 999 992
5.00%, 11/01/2054 4,036 4,009
5.00%, 12/01/2054 3,365 3,335
5.50%, 03/01/2038 42 43
5.50%, 05/01/2038 49 50
5.50%, 06/01/2038 67 69
5.50%, 09/01/2038 103 107
5.50%, 11/01/2038 57 59
5.50%, 04/01/2039 54 56
5.50%, 10/01/2039 1,900 1,948
5.50%, 04/01/2040 32 33
5.50%, 03/01/2053 3,136 3,191
5.50%, 07/01/2053 1,279 1,299
5.50%, 07/01/2053 5,556 5,697
5.50%, 08/01/2053 5,436 5,507
5.50%, 08/01/2053 2,079 2,095
5.50%, 04/01/2054 3,135 3,190
5.50%, 05/01/2054 2,185 2,209
5.50%, 06/01/2054 4,156 4,206
5.50%, 08/01/2054 4,698 4,752
5.50%, 08/01/2054 1,434 1,456
5.50%, 10/01/2054 4,440 4,510
5.50%, 12/01/2054 3,769 3,824
5.50%, 02/01/2055 4,390 4,445
5.50%, 04/01/2055 984 998
6.00%, 10/01/2036 41 43
6.00%, 01/01/2053 2,174 2,257
6.00%, 05/01/2053 1,408 1,452
6.00%, 10/01/2053 2,875 2,981
6.00%, 10/01/2053 2,507 2,575
6.00%, 11/01/2053 3,126 3,223
6.00%, 02/01/2054 1,768 1,808
6.00%, 03/01/2054 1,899 1,955
6.00%, 06/01/2054 2,905 2,997
6.00%, 07/01/2054 2,699 2,784
6.00%, 07/01/2054 2,737 2,824
6.00%, 08/01/2054 2,768 2,858
6.00%, 08/01/2054 2,949 3,035
6.00%, 09/01/2054 5,616 5,774
6.00%, 09/01/2054 3,912 4,033
6.00%, 11/01/2054 2,429 2,501

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 11/01/2054 $ 2,193 $ 2,261
6.50%, 10/01/2053 954 996
6.50%, 01/01/2054 4,358 4,550
6.50%, 01/01/2054 2,609 2,745
6.50%, 02/01/2054 2,607 2,729
6.50%, 05/01/2054 2,249 2,350
6.50%, 09/01/2054 3,351 3,475
6.50%, 04/01/2055 3,200 3,356
$ 534,358
Government National Mortgage Association (GNMA) - 6.27%
2.00%, 08/20/2050 1,919 1,573
2.00%, 01/20/2051 2,366 1,939
2.00%, 02/20/2051 7,096 5,816
2.00%, 05/20/2051 5,400 4,426
2.00%, 07/20/2051 8,682 7,115
2.00%, 08/20/2051 1,616 1,324
2.00%, 11/20/2051 2,193 1,797
2.50%, 06/20/2027 12 12
2.50%, 12/20/2030 25 24
2.50%, 03/20/2031 44 42
2.50%, 07/20/2043 61 54
2.50%, 12/20/2046 146 127
2.50%, 01/20/2047 47 41
2.50%, 06/20/2050 2,229 1,905
2.50%, 04/20/2051 2,395 2,044
2.50%, 05/20/2051 7,478 6,377
2.50%, 07/20/2051 9,904 8,446
2.50%, 09/20/2051 8,706 7,424
3.00%, 02/15/2027 5 5
3.00%, 08/20/2029 15 14
3.00%, 09/20/2029 18 18
3.00%, 07/20/2030 16 16
3.00%, 01/20/2031 20 20
3.00%, 07/20/2032 24 24
3.00%, 03/20/2043 195 174
3.00%, 03/20/2043 41 37
3.00%, 04/20/2043 260 237
3.00%, 06/20/2043 232 211
3.00%, 08/20/2043 251 228
3.00%, 12/15/2044 25 22
3.00%, 01/15/2045 21 19
3.00%, 01/15/2045 25 22
3.00%, 02/20/2045 22 20
3.00%, 05/20/2045 143 129
3.00%, 12/20/2045 101 91
3.00%, 01/20/2046 44 40
3.00%, 03/20/2046 178 160
3.00%, 04/20/2046 389 350
3.00%, 05/20/2046 289 260
3.00%, 06/20/2046 281 252
3.00%, 07/20/2046 638 572
3.00%, 08/20/2046 266 239
3.00%, 09/20/2046 199 179
3.00%, 10/20/2046 152 136
3.00%, 12/15/2046 61 54
3.00%, 07/20/2051 1,051 932
3.00%, 09/20/2051 6,949 6,157
3.00%, 12/20/2051 9,624 8,526
3.50%, 05/20/2042 62 58
3.50%, 06/20/2042 63 59
3.50%, 07/20/2042 246 230
3.50%, 09/20/2042 190 178
3.50%, 10/20/2042 137 129
3.50%, 11/20/2042 120 113
3.50%, 12/20/2042 126 118
3.50%, 01/20/2043 208 195
3.50%, 02/20/2043 332 311
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 03/20/2043 $ 223 $ 209
3.50%, 04/15/2043 79 74
3.50%, 04/20/2043 148 138
3.50%, 05/20/2043 98 92
3.50%, 07/20/2043 127 119
3.50%, 08/20/2043 305 285
3.50%, 09/20/2043 219 205
3.50%, 10/20/2043 103 96
3.50%, 09/20/2044 83 77
3.50%, 10/20/2044 96 89
3.50%, 11/20/2044 91 85
3.50%, 12/20/2044 94 87
3.50%, 01/20/2045 91 84
3.50%, 02/20/2045 123 115
3.50%, 03/15/2045 23 22
3.50%, 03/20/2045 154 143
3.50%, 04/15/2045 8 8
3.50%, 04/20/2045 148 135
3.50%, 04/20/2045 92 85
3.50%, 05/20/2045 150 140
3.50%, 06/20/2045 23 22
3.50%, 07/20/2045 128 119
3.50%, 08/20/2045 141 131
3.50%, 09/20/2045 134 125
3.50%, 10/20/2045 121 112
3.50%, 11/20/2045 217 202
3.50%, 12/20/2045 157 146
3.50%, 02/20/2046 128 119
3.50%, 08/15/2046 26 24
3.50%, 09/15/2046 64 59
3.50%, 01/15/2048 34 31
3.50%, 01/20/2048 1,671 1,547
3.50%, 02/20/2048 3,860 3,573
3.50%, 08/20/2048 1,323 1,224
3.50%, 09/15/2048 77 72
3.50%, 04/20/2052 4,273 3,914
3.50%, 08/20/2052 2,177 1,987
4.00%, 11/20/2043 173 165
4.00%, 02/20/2044 71 68
4.00%, 05/15/2044 64 61
4.00%, 05/20/2044 40 38
4.00%, 07/20/2044 12 11
4.00%, 08/20/2044 90 86
4.00%, 09/20/2044 81 77
4.00%, 10/20/2044 292 279
4.00%, 11/15/2044 40 38
4.00%, 11/20/2044 57 54
4.00%, 12/20/2044 108 103
4.00%, 01/20/2045 46 44
4.00%, 03/20/2045 72 69
4.00%, 08/20/2045 78 74
4.00%, 09/15/2045 9 9
4.00%, 09/20/2045 92 88
4.00%, 10/20/2045 117 112
4.00%, 11/20/2045 161 153
4.00%, 12/15/2045 26 25
4.00%, 01/20/2046 188 178
4.00%, 02/20/2046 30 29
4.00%, 04/20/2046 112 106
4.00%, 10/20/2046 32 31
4.00%, 11/20/2046 146 139
4.00%, 01/20/2047 8 8
4.00%, 02/20/2047 133 126
4.00%, 03/20/2047 91 86
4.00%, 05/20/2047 31 29
4.00%, 11/20/2047 199 189
4.00%, 03/20/2049 500 473
4.00%, 05/20/2049 636 599

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 04/20/2052 $ 7,411 $ 6,966
4.50%, 03/15/2039 65 65
4.50%, 03/15/2040 71 70
4.50%, 07/15/2040 85 84
4.50%, 02/20/2041 15 15
4.50%, 03/20/2041 11 10
4.50%, 05/15/2045 7 7
4.50%, 12/20/2046 108 106
4.50%, 10/15/2047 60 59
4.50%, 02/20/2049 2,457 2,414
4.50%, 05/20/2052 955 927
4.50%, 08/20/2052 293 285
4.50%, 09/20/2052 8,098 7,861
4.50%, 06/20/2053 2,832 2,739
5.00%, 07/20/2038 49 49
5.00%, 04/20/2039 36 37
5.00%, 01/20/2045 58 58
5.00%, 02/20/2046 21 22
5.00%, 12/20/2046 44 44
5.00%, 08/20/2048 14 14
5.00%, 10/20/2048 51 52
5.00%, 12/20/2052 866 862
5.00%, 01/20/2053 5,650 5,619
5.00%, 02/20/2053 1,308 1,301
5.00%, 04/20/2053 2,661 2,649
5.00%, 09/20/2053 1,745 1,730
5.00%, 10/20/2053 5,468 5,436
5.00%, 04/20/2054 1,982 1,964
5.50%, 03/15/2038 45 47
5.50%, 02/15/2039 40 41
5.50%, 06/15/2040 80 83
5.50%, 07/20/2044 40 41
5.50%, 09/20/2044 53 55
5.50%, 12/20/2048 7 8
5.50%, 03/20/2053 3,926 3,974
5.50%, 08/20/2053 5,189 5,252
5.50%, 04/20/2054 3,384 3,417
5.50%, 07/20/2054 2,815 2,840
5.50%, 09/20/2055
(k)
7,325 7,379
6.00%, 07/20/2053 3,970 4,071
6.00%, 09/20/2055
(k)
11,565 11,794
6.50%, 12/20/2052 5,013 5,180
6.50%, 09/20/2055
(k)
750 772
$ 176,662
U.S. Treasury - 45.36%
0.38%, 07/31/2027 6,345 5,967
0.38%, 09/30/2027 5,215 4,880
0.50%, 04/30/2027 14,200 13,480
0.50%, 05/31/2027 4,955 4,693
0.50%, 06/30/2027 3,790 3,581
0.50%, 08/31/2027 7,780 7,316
0.50%, 10/31/2027 5,120 4,791
0.63%, 03/31/2027 3,635 3,466
0.63%, 11/30/2027 7,625 7,141
0.63%, 12/31/2027 6,650 6,211
0.63%, 05/15/2030 21,605 18,775
0.63%, 08/15/2030 15,065 12,982
0.75%, 01/31/2028 10,210 9,543
0.88%, 09/30/2026 6,920 6,705
0.88%, 11/15/2030 13,310 11,537
1.00%, 07/31/2028 8,595 7,985
1.13%, 10/31/2026 5,395 5,231
1.13%, 02/28/2027 605 582
1.13%, 02/29/2028 5,245 4,939
1.13%, 08/31/2028 7,015 6,527
1.13%, 02/15/2031 12,680 11,074
1.13%, 05/15/2040 3,250 2,022
1.13%, 08/15/2040 3,885 2,392
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.25%, 11/30/2026 $ 8,500 $ 8,240
1.25%, 12/31/2026 9,625 9,313
1.25%, 03/31/2028 6,615 6,237
1.25%, 04/30/2028 10,140 9,544
1.25%, 05/31/2028 8,310 7,805
1.25%, 06/30/2028 9,680 9,077
1.25%, 09/30/2028 5,880 5,481
1.25%, 08/15/2031 10,095 8,723
1.25%, 05/15/2050 10,980 5,174
1.38%, 10/31/2028 8,830 8,249
1.38%, 12/31/2028 7,435 6,922
1.38%, 11/15/2031 11,485 9,924
1.38%, 11/15/2040 4,490 2,862
1.38%, 08/15/2050 4,950 2,391
1.50%, 01/31/2027 1,475 1,430
1.50%, 11/30/2028 6,840 6,404
1.50%, 02/15/2030 12,175 11,108
1.63%, 09/30/2026 495 484
1.63%, 10/31/2026 13,835 13,493
1.63%, 11/30/2026 2,925 2,849
1.63%, 08/15/2029 15,815 14,681
1.63%, 05/15/2031 11,030 9,818
1.63%, 11/15/2050 7,265 3,748
1.75%, 12/31/2026 2,055 2,002
1.75%, 01/31/2029 14,125 13,290
1.75%, 11/15/2029 2,360 2,190
1.75%, 08/15/2041 8,245 5,462
1.88%, 02/28/2027 21,010 20,449
1.88%, 02/28/2029 5,360 5,057
1.88%, 02/15/2032 10,485 9,290
1.88%, 02/15/2041 5,820 4,000
1.88%, 02/15/2051 6,040 3,323
1.88%, 11/15/2051 9,395 5,113
2.00%, 11/15/2026 11,885 11,635
2.00%, 11/15/2041 5,285 3,624
2.00%, 02/15/2050 3,950 2,280
2.00%, 08/15/2051 10,165 5,737
2.25%, 02/15/2027 5,635 5,518
2.25%, 08/15/2027 4,875 4,748
2.25%, 11/15/2027 6,555 6,367
2.25%, 05/15/2041 6,610 4,790
2.25%, 08/15/2046 4,160 2,695
2.25%, 08/15/2049 6,550 4,042
2.25%, 02/15/2052 6,160 3,682
2.38%, 05/15/2027 4,230 4,140
2.38%, 03/31/2029 6,075 5,825
2.38%, 05/15/2029 6,050 5,791
2.38%, 02/15/2042 6,020 4,357
2.38%, 11/15/2049 3,305 2,092
2.38%, 05/15/2051 6,765 4,204
2.50%, 03/31/2027 7,945 7,800
2.50%, 02/15/2045 3,795 2,644
2.50%, 02/15/2046 2,695 1,848
2.50%, 05/15/2046 2,720 1,860
2.63%, 05/31/2027 3,865 3,797
2.63%, 02/15/2029 7,695 7,452
2.63%, 07/31/2029 2,255 2,173
2.75%, 04/30/2027 4,420 4,354
2.75%, 07/31/2027 13,665 13,439
2.75%, 02/15/2028 8,515 8,348
2.75%, 05/31/2029 2,500 2,424
2.75%, 08/15/2032 11,730 10,891
2.75%, 08/15/2042 739 561
2.75%, 11/15/2042 1,090 824
2.75%, 11/15/2047 1,605 1,127
2.88%, 05/15/2028 3,870 3,799
2.88%, 08/15/2028 13,970 13,692
2.88%, 04/30/2029 4,605 4,488

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.88%, 05/15/2032 $ 10,200 $ 9,581
2.88%, 05/15/2043 2,880 2,203
2.88%, 08/15/2045 2,575 1,904
2.88%, 11/15/2046 600 437
2.88%, 05/15/2049 4,490 3,175
2.88%, 05/15/2052 6,300 4,344
3.00%, 05/15/2042 1,705 1,352
3.00%, 11/15/2044 4,710 3,593
3.00%, 05/15/2045 2,280 1,729
3.00%, 11/15/2045 1,950 1,470
3.00%, 02/15/2047 3,175 2,358
3.00%, 05/15/2047 4,345 3,218
3.00%, 02/15/2048 3,415 2,505
3.00%, 08/15/2048 1,210 883
3.00%, 02/15/2049 3,190 2,317
3.00%, 08/15/2052 4,610 3,260
3.13%, 08/31/2027 1,290 1,278
3.13%, 11/15/2028 11,250 11,090
3.13%, 08/31/2029 3,010 2,954
3.13%, 11/15/2041 7,350 5,992
3.13%, 02/15/2042 1,140 924
3.13%, 02/15/2043 815 650
3.13%, 08/15/2044 2,590 2,024
3.13%, 05/15/2048 1,030 771
3.25%, 06/30/2027 5,950 5,908
3.25%, 06/30/2029 4,380 4,321
3.25%, 05/15/2042 5,235 4,305
3.38%, 05/15/2033 9,200 8,818
3.38%, 08/15/2042 3,025 2,523
3.38%, 11/15/2048 6,675 5,209
3.50%, 01/31/2028 3,970 3,961
3.50%, 04/30/2028 3,820 3,811
3.50%, 09/30/2029 9,035 8,987
3.50%, 01/31/2030 7,810 7,758
3.50%, 04/30/2030 3,395 3,369
3.50%, 02/15/2033 8,390 8,132
3.50%, 02/15/2039 1,130 1,019
3.63%, 03/31/2028 3,180 3,183
3.63%, 08/31/2029 2,540 2,539
3.63%, 03/31/2030 6,730 6,715
3.63%, 09/30/2031 1,915 1,893
3.63%, 08/15/2043 2,410 2,055
3.63%, 02/15/2044 1,245 1,056
3.63%, 02/15/2053 3,965 3,174
3.63%, 05/15/2053 7,665 6,129
3.75%, 06/30/2027 7,720 7,733
3.75%, 08/15/2027 5,155 5,165
3.75%, 12/31/2028 6,315 6,343
3.75%, 05/31/2030 2,265 2,271
3.75%, 06/30/2030 5,090 5,104
3.75%, 12/31/2030 1,970 1,971
3.75%, 08/31/2031 9,060 9,024
3.75%, 08/15/2041 2,175 1,938
3.75%, 11/15/2043 1,250 1,082
3.88%, 05/31/2027 5,555 5,574
3.88%, 07/31/2027 4,470 4,489
3.88%, 11/30/2027 4,725 4,751
3.88%, 12/31/2027 5,365 5,397
3.88%, 03/15/2028 5,120 5,156
3.88%, 09/30/2029 6,260 6,316
3.88%, 11/30/2029 2,300 2,320
3.88%, 06/30/2030 4,235 4,270
3.88%, 07/31/2030 1,350 1,361
3.88%, 08/15/2033 10,405 10,296
3.88%, 08/15/2034 11,485 11,259
3.88%, 08/15/2040 1,350 1,236
3.88%, 02/15/2043 2,125 1,888
3.88%, 05/15/2043 1,060 940
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.00%, 02/29/2028 $ 1,715 $ 1,731
4.00%, 06/30/2028 2,640 2,670
4.00%, 01/31/2029 2,680 2,714
4.00%, 07/31/2029 5,130 5,198
4.00%, 02/28/2030 12,340 12,513
4.00%, 05/31/2030 9,220 9,348
4.00%, 07/31/2030 5,145 5,213
4.00%, 01/31/2031 7,695 7,786
4.00%, 04/30/2032 8,705 8,755
4.00%, 06/30/2032 4,340 4,362
4.00%, 02/15/2034 11,750 11,681
4.00%, 11/15/2042 3,690 3,343
4.00%, 11/15/2052 8,460 7,260
4.13%, 09/30/2027 6,975 7,045
4.13%, 10/31/2027 4,750 4,800
4.13%, 11/15/2027 2,145 2,168
4.13%, 07/31/2028 8,455 8,579
4.13%, 03/31/2029 5,800 5,899
4.13%, 10/31/2029 1,000 1,018
4.13%, 11/30/2029 10,715 10,911
4.13%, 08/31/2030 1,075 1,095
4.13%, 10/31/2031 4,015 4,076
4.13%, 11/30/2031 6,155 6,246
4.13%, 02/29/2032 5,270 5,343
4.13%, 03/31/2032 125 127
4.13%, 05/31/2032 3,575 3,620
4.13%, 11/15/2032 8,815 8,913
4.13%, 08/15/2044 3,585 3,257
4.13%, 08/15/2053 3,930 3,442
4.25%, 11/30/2026 13,040 13,109
4.25%, 03/15/2027 4,660 4,697
4.25%, 02/28/2029 6,355 6,488
4.25%, 06/30/2029 5,900 6,029
4.25%, 02/28/2031 2,640 2,704
4.25%, 06/30/2031 4,620 4,727
4.25%, 11/15/2034 10,515 10,584
4.25%, 05/15/2035 9,740 9,770
4.25%, 05/15/2039 3,400 3,302
4.25%, 11/15/2040 1,088 1,038
4.25%, 02/15/2054 7,180 6,424
4.25%, 08/15/2054 6,660 5,959
4.38%, 07/15/2027 5,770 5,844
4.38%, 08/31/2028 3,915 4,002
4.38%, 01/31/2032 6,205 6,379
4.38%, 05/15/2034 10,690 10,899
4.38%, 02/15/2038 495 494
4.38%, 11/15/2039 700 684
4.38%, 05/15/2040 1,995 1,941
4.38%, 05/15/2041 5,250 5,061
4.38%, 08/15/2043 1,645 1,555
4.50%, 04/15/2027 4,605 4,662
4.50%, 05/15/2027 4,445 4,504
4.50%, 12/31/2031 8,910 9,225
4.50%, 11/15/2033 9,935 10,245
4.50%, 02/15/2036 1,630 1,672
4.50%, 05/15/2038 1,200 1,212
4.50%, 08/15/2039 730 725
4.50%, 02/15/2044 3,835 3,676
4.50%, 11/15/2054 6,850 6,394
4.63%, 09/15/2026 1,465 1,477
4.63%, 11/15/2026 10,695 10,796
4.63%, 06/15/2027 16,890 17,166
4.63%, 09/30/2028 6,215 6,401
4.63%, 04/30/2029 6,920 7,156
4.63%, 09/30/2030 1,460 1,521
4.63%, 04/30/2031 2,775 2,893
4.63%, 05/31/2031 12,215 12,733
4.63%, 02/15/2035 11,305 11,692

Schedule of Investments
Bond Market Index Fund
August 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.63%, 02/15/2040 $ 1,220 $ 1,222
4.63%, 05/15/2044 4,030 3,920
4.63%, 11/15/2044 6,255 6,068
4.63%, 05/15/2054 6,335 6,035
4.63%, 02/15/2055 6,445 6,143
4.75%, 02/15/2037 1,250 1,301
4.75%, 02/15/2041 1,239 1,249
4.75%, 02/15/2045 3,865 3,808
4.75%, 11/15/2053 4,430 4,306
4.75%, 05/15/2055 5,480 5,331
5.00%, 05/15/2037 885 940
5.00%, 05/15/2045 3,925 3,991
5.25%, 11/15/2028 409 429
5.25%, 02/15/2029 795 839
5.38%, 02/15/2031 1,100 1,187
5.50%, 08/15/2028 1,115 1,175
6.13%, 11/15/2027 700 737
6.25%, 05/15/2030 1,050 1,165
6.38%, 08/15/2027 1,540 1,620
6.50%, 11/15/2026 1,000 1,035
6.63%, 02/15/2027 450 470
$ 1,277,686
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,995,116
Total Investments $ 2,834,417
Other Assets and Liabilities -  (0.63)% (17,666)
TOTAL NET ASSETS - 100.00% $ 2,816,751
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13,169 or 0.47% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,619 or
0.48% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,309 or 0.19% of net assets.
(i) Security purchased on a when-issued basis.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Affiliated Securities August 31, 2024 Purchases Sales August 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.20% $ 71,025 $ 1,078,293 $ 1,090,594 $ 58,724
$ 71,025 $ 1,078,293 $ 1,090,594 $ 58,724
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.20% $ 2,519 $ — $ — $ —
$ 2,519 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
August 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 3 .38 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
Invesco Preferred ETF 121,647 $ 1,392
Money Market Funds - 3 .25%
BlackRock Liquidity FedFund - Institutional Class
4.18%
(a),(b)
2,773,014 2,773
Principal Government Money Market Fund - Class
R-6 4.20%
(a),(b),(c)
32,192,271 32,192
$ 34,965
TOTAL INVESTMENT COMPANIES $ 36,357
PREFERRED STOCKS - 1 .14 % Shares Held Value (000's)
Banks - 0 .61%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(d),(e)
55,739 $ 1,010
Regions Financial Corp 6.95%, 09/15/2029
(d),(e)
107,520 2,762
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
US Bancorp 5.18%, 10/03/2025
(d)
11,995 243
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
Wintrust Financial Corp 7.88%, 07/15/2030
(d)
95,600 2,525
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 6,540
Diversified Financial Services - 0 .02%
Affiliated Managers Group Inc 4.20%, 09/30/2061 9,119 148
Affiliated Managers Group Inc 5.88%, 03/30/2059 1,353 29
$ 177
Insurance - 0 .30%
Assurant Inc 5.25%, 01/15/2061 29,885 610
Corebridge Financial Inc 6.38%, 12/15/2064 109,872 2,637
$ 3,247
REITs - 0 .21%
Public Storage 4.10%, 01/13/2027
(d)
5,800 96
Public Storage 4.13%, 10/02/2025
(d)
12,718 213
Public Storage 5.60%, 10/03/2025
(d)
14,106 330
Rexford Industrial Realty Inc 5.63%, 09/22/2025
(d)
70,660 1,587
$ 2,226
TOTAL PREFERRED STOCKS $ 12,190
BONDS - 97 .21%
Principal
Amount (000's) Value (000's)
Banks - 62 .26%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(d),(f),(g),(h)
$ 1,900 $ 1,925
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(d),(f),(g)
600 597
USD Swap Semi-Annual 5 Year + 3.87%
7.75%, 01/14/2032
(d),(f),(g)
9,700 10,092
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
9.38%, 03/19/2029
(d),(f),(g)
8,500 9,395
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
4.75%, 11/12/2026
(d),(f),(g)
15,400 15,047
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
8.00%, 02/01/2034
(d),(f),(g)
1,000 1,087
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(d),(f),(g)
3,000 3,321
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(d),(f),(g)
5,000 5,894
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
6.13%, 04/27/2027
(d),(f)
$ 10,304 $ 10,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.63%, 05/01/2030
(d),(f)
14,500 14,928
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Bank of Montreal
6.88%, 11/26/2085
(f)
4,800 4,829
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
7.30%, 11/26/2084
(f)
2,500 2,622
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(f)
7,300 7,611
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(d),(e),(f)
25,000 24,591
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(d),(f)
14,600 14,152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(f)
14,200 13,393
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
7.35%, 04/27/2085
(f)
3,675 3,778
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(f)
6,325 6,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(f)
3,300 3,495
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(d),(f),(g)
18,000 16,972
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
7.63%, 03/15/2035
(d),(f),(g)
1,000 1,033
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(d),(f),(g)
1,200 1,263
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(d),(f),(g)
1,800 2,019
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.50%, 02/25/2030
(d),(f),(g),(h)
3,500 3,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 02/25/2031
(d),(f),(g),(h)
7,000 6,252
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.45%, 06/27/2035
(d),(f),(g),(h)
2,600 2,653
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
8.50%, 08/14/2028
(d),(f),(g),(h)
2,000 2,124
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(d),(f),(g),(h)
5,000 5,361
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%

Schedule of Investments
Capital Securities Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA (continued)
9.25%, 11/17/2027
(d),(f),(g)
$ 1,400 $ 1,501
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Canadian Imperial Bank of Commerce
6.95%, 01/28/2085
(f)
5,500 5,532
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
7.00%, 10/28/2085
(f)
8,800 8,973
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citigroup Inc
3.88%, 02/18/2026
(d),(f)
10,583 10,460
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
6.75%, 02/15/2030
(d),(f)
1,000 1,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%
6.88%, 08/15/2030
(d),(f)
2,200 2,239
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(d),(f)
5,000 5,077
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.00%, 08/15/2034
(d),(f)
6,760 7,095
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.38%, 05/15/2028
(d),(f)
3,600 3,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(d),(f)
4,900 4,788
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(d),(f)
8,000 7,994
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
7.70%, 10/06/2025
(d)
3,462 3,465
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Credit Agricole SA
8.13%, 12/23/2025
(d),(f),(g),(h)
200 201
USD Swap Semi-Annual 5 Year + 6.19%
Deutsche Bank AG
8.13%, 04/30/2030
(d),(e),(f),(g)
7,000 7,332
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
Fifth Third Bancorp
4.50%, 09/30/2025
(d),(f)
500 499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(d),(f)
7,100 6,922
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(d),(e),(f)
444 436
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
6.85%, 02/10/2030
(d),(f)
1,000 1,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 02/10/2029
(d),(e),(f)
1,000 1,060
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
7.50%, 05/10/2029
(d),(f)
12,000 12,597
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
6.00%, 05/22/2027
(d),(f),(g)
$ 3,000 $ 3,001
USD Swap Rate NY 5 Year + 3.75%
6.50%, 03/23/2028
(d),(f),(g)
500 509
USD Swap Rate NY 5 Year + 3.61%
7.05%, 06/05/2030
(d),(f),(g)
1,000 1,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
8.00%, 03/07/2028
(d),(f),(g)
5,000 5,281
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(d),(f)
19,200 18,919
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(d),(f)
8,010 8,164
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
5.21%, 06/15/2028 2,400 2,290
CME Term Secured Overnight Financing
Rate 3 Month + 0.89%
ING Groep NV
4.25%, 05/16/2031
(d),(f),(g)
4,400 3,845
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
5.75%, 11/16/2026
(d),(e),(f),(g)
7,515 7,526
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(d),(f),(g),(h)
7,000 7,007
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(d),(f)
15,593 15,371
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.50%, 04/01/2030
(d),(f)
6,000 6,162
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
6.88%, 06/01/2029
(d),(f)
7,600 7,986
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(d),(f)
3,775 3,732
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
5.29%, 07/01/2028 1,500 1,464
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 2,700 2,881
Lloyds Banking Group PLC
6.75%, 09/27/2031
(d),(f),(g)
900 901
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
7.50%, 09/29/2025
(d),(f),(g)
15,150 15,185
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(d),(e),(f),(g)
2,000 2,148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(d),(f)
8,000 7,733
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(d),(f)
4,000 3,968
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%

Schedule of Investments
Capital Securities Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
4.60%, 06/28/2031
(d),(f),(g)
$ 18,000 $ 16,142
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(d),(f),(g)
8,000 8,006
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
Nordea Bank Abp
6.63%, 03/26/2026
(d),(f),(g),(h)
5,400 5,431
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Capital Trust C
5.16%, 06/01/2028 3,000 2,948
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
PNC Financial Services Group Inc/The
6.00%, 05/15/2027
(d),(f)
5,600 5,637
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(d),(f)
2,000 2,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(d),(f)
13,500 13,654
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Royal Bank of Canada
6.35%, 11/24/2084
(f)
8,550 8,284
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.75%, 08/24/2085
(f)
1,300 1,321
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%
7.50%, 05/02/2084
(f)
19,644 20,539
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Societe Generale SA
8.50%, 03/25/2034
(d),(f),(g),(h)
3,600 3,799
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(d),(f),(g),(h)
7,000 7,704
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
10.00%, 11/14/2028
(d),(f),(g)
600 660
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.75%, 01/14/2031
(d),(e),(f),(g)
12,500 11,531
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
7.01%, 07/30/2037
(d),(e),(f),(h)
7,100 7,353
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(d),(f)
2,000 2,071
3 Month USD LIBOR + 1.46%
7.63%, 01/16/2032
(d),(f),(g),(h)
2,100 2,183
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.88%, 03/08/2030
(d),(e),(f),(g),(h)
1,000 1,058
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
State Street Corp
6.45%, 09/15/2030
(d),(f)
3,800 3,865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.70%, 09/15/2029
(d),(f)
10,800 11,185
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp (continued)
6.70%, 03/15/2029
(d),(f)
$ 6,900 $ 7,141
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Swedbank AB
7.75%, 03/17/2030
(d),(f),(g)
3,000 3,187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
7.25%, 07/31/2084
(f)
1,000 1,039
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
8.13%, 10/31/2082
(f)
13,201 13,903
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
5.10%, 03/01/2030
(d),(f)
2,000 1,983
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.14%, 05/15/2027 4,500 4,468
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
5.23%, 03/15/2028 2,000 1,957
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
UBS Group AG
3.88%, 06/02/2026
(d),(e),(f),(g),(h)
8,800 8,653
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(d),(e),(f),(g)
2,500 2,241
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.88%, 02/12/2027
(d),(f),(g),(h)
12,000 11,805
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.60%, 08/05/2030
(d),(f),(g),(h)
3,900 3,900
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
7.00%, 02/10/2030
(d),(f),(g),(h)
2,000 2,029
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
US Bancorp
3.70%, 01/15/2027
(d),(f)
32,500 31,299
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(d),(f)
11,050 10,944
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
6.85%, 09/15/2029
(d),(f)
9,705 10,167
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(d),(f)
6,800 7,263
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
$ 669,148
Diversified Financial Services - 7 .84%
American Express Co
3.55%, 09/15/2026
(d),(f)
40,789 39,801
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(d),(e),(f)
10,200 9,995
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%

Schedule of Investments
Capital Securities Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The
4.00%, 06/01/2026
(d),(f)
$ 22,200 $ 21,865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Nomura Holdings Inc
7.00%, 07/15/2030
(d),(f),(g)
600 615
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
Voya Financial Inc
4.70%, 01/23/2048
(f)
10,800 10,480
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(d),(f)
1,400 1,477
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 84,233
Electric - 3 .94%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(f)
5,000 4,862
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(f)
7,100 6,883
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.95%, 12/15/2054
(f)
2,000 2,126
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(f)
2,600 2,710
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Dominion Energy Inc
4.35%, 01/15/2027
(d),(f)
1,150 1,128
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
6.63%, 05/15/2055
(f)
3,500 3,586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
Duke Energy Corp
3.25%, 01/15/2082
(f)
5,000 4,823
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
Electricite de France SA
9.13%, 03/15/2033
(d),(f),(h)
2,000 2,305
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
EUSHI Finance Inc
7.63%, 12/15/2054
(f)
500 522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Evergy Inc
6.65%, 06/01/2055
(f)
1,000 1,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(f)
2,000 1,927
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
6.62%, 10/01/2066 2,291 2,128
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
6.70%, 09/01/2054
(f)
2,700 2,774
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Sempra
6.55%, 04/01/2055
(f)
$ 2,000 $ 1,970
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(f)
1,500 1,504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
Southern Co/The
6.38%, 03/15/2055
(f)
2,000 2,093
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%
$ 42,356
Food - 0 .63%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(d),(h)
7,000 6,790
Gas - 0 .58%
NiSource Inc
6.95%, 11/30/2054
(f)
6,000 6,239
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Insurance - 13 .68%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,088
Allianz SE
3.20%, 10/30/2027
(d),(f),(g),(h)
5,000 4,666
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(f)
2,000 2,003
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(f)
4,900 4,918
3 Month USD LIBOR + 4.92%
Corebridge Financial Inc
6.38%, 09/15/2054
(f)
1,200 1,215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/15/2052
(f)
7,100 7,343
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Dai-ichi Life Insurance Co Ltd/The
6.20%, 01/16/2035
(d),(f),(h)
6,000 6,221
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
Equitable Holdings Inc
6.70%, 03/28/2055
(f)
1,600 1,633
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(h)
11,500 11,279
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(h)
6,100 6,997
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(h)
1,100 1,233
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(f),(h)
3,600 3,666
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(f),(h)
400 412
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%

Schedule of Investments
Capital Securities Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Capital Trust IV
7.88%, 12/15/2067
(h)
$ 2,200 $ 2,420
CME Term Secured Overnight Financing
Rate 3 Month + 3.96%
MetLife Inc
9.25%, 04/08/2068
(h)
10,372 12,326
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,748
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(h)
3,600 3,722
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(h)
4,600 4,110
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(h)
10,500 9,284
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
Prudential Financial Inc
3.70%, 10/01/2050
(f)
8,000 7,391
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
6.50%, 03/15/2054
(f)
2,000 2,102
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(e),(f),(h)
5,000 4,606
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(f),(h)
1,600 1,636
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(f),(h)
4,600 4,638
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(f)
31,200 27,882
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(f)
7,200 6,454
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 146,993
Oil & Gas - 0 .28%
BP Capital Markets PLC
4.88%, 03/22/2030
(d),(f)
3,000 2,974
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Pipelines - 6 .31%
Enbridge Inc
5.75%, 07/15/2080
(f)
5,000 4,994
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(f)
4,200 4,211
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(f)
11,000 11,069
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.63%, 01/15/2083
(e),(f)
2,000 2,135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc (continued)
8.50%, 01/15/2084
(f)
$ 4,650 $ 5,260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Energy Transfer LP
6.50%, 02/15/2056
(f)
2,600 2,583
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 02/15/2056
(f)
5,500 5,473
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(f)
7,938 7,854
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.38%, 02/15/2078
(f)
1,300 1,286
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
Transcanada Trust
5.50%, 09/15/2079
(f)
12,500 12,314
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(f)
7,300 7,148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.88%, 08/15/2076
(f)
3,500 3,502
3 Month USD LIBOR + 4.64%
$ 67,829
REITs - 0 .42%
Scentre Group Trust 2
5.13%, 09/24/2080
(e),(f),(h)
4,500 4,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
Sovereign - 1 .17%
CoBank ACB
4.25%, 01/01/2027
(d),(f)
2,000 1,931
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(d),(f)
1,000 1,000
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(d),(f)
5,000 5,060
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
7.00%, 09/15/2030
(d),(f)
4,477 4,588
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
$ 12,579
Telecommunications - 0 .10%
TELUS Corp
6.63%, 10/15/2055
(f)
1,100 1,119
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
TOTAL BONDS $ 1,044,765
Total Investments $ 1,093,312
Other Assets and Liabilities -  (1.73)% (18,572)
TOTAL NET ASSETS - 100.00% $ 1,074,740
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $34,963 or
3.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Capital Securities Fund
August 31, 2025
See accompanying notes.

(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $33,870 or 3.15% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $237,252 or 22.08% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $173,392 or 16.13% of net assets.
Affiliated Securities August 31, 2024 Purchases Sales August 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.20% $ 28,358 $ 702,677 $ 698,843 $ 32,192
$ 28,358 $ 702,677 $ 698,843 $ 32,192
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.20% $ 418 $ — $ — $ —
$ 418 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 10.89% Shares Held Value (000's)
Closed-End Funds - 0.14%
Sprott Physical Uranium Trust
(a)
191,500 $ 3,504
Exchange-Traded Funds - 8.34%
abrdn Bloomberg All Commodity Strategy K-1 Free
ETF
321,775 6,773
Global X MLP & Energy Infrastructure ETF 402,400 24,768
Global X US Infrastructure Development ETF 646,200 30,055
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
127,395 1,688
iShares Global Infrastructure ETF 221,791 13,385
Schwab US TIPS ETF 260,679 7,020
SPDR Gold MiniShares Trust
(a),(b)
1,480,945 101,297
SPDR S&P Global Natural Resources ETF 124,022 7,202
Vanguard Real Estate ETF 125,533 11,579
$ 203,767
Money Market Funds - 2.41%
BlackRock Liquidity FedFund - Institutional Class
4.18%
(a),(c),(d)
3,089,664 3,090
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 4.14%
(a),(c)
4,705,794 4,706
Principal Government Money Market Fund - Class
R-6 4.20%
(c),(d),(e)
51,139,396 51,139
$ 58,935
TOTAL INVESTMENT COMPANIES $ 266,206
COMMON STOCKS - 66.19% Shares Held Value (000's)
Agriculture - 0.36%
Archer-Daniels-Midland Co 14,982 $ 938
Bunge Global SA 4,191 353
Darling Ingredients Inc
(f)
197,861 6,720
Wilmar International Ltd 320,200 736
$ 8,747
Biotechnology - 0.30%
Corteva Inc 99,519 7,383
Building Materials - 0.36%
Boise Cascade Co 1,703 148
Builders FirstSource Inc
(f)
3,007 417
Interfor Corp
(f)
53,967 498
Louisiana-Pacific Corp 7,884 750
Masterbrand Inc
(f)
13,545 172
Stella-Jones Inc 9,237 526
Svenska Cellulosa AB SCA 242,148 3,294
UFP Industries Inc 5,581 564
West Fraser Timber Co Ltd 31,993 2,330
$ 8,699
Chemicals - 0.81%
CF Industries Holdings Inc 31,554 2,734
FMC Corp 3,895 152
ICL Group Ltd 86,298 561
Ingevity Corp
(f)
11,040 645
Methanex Corp 168,533 5,985
Mosaic Co/The 177,989 5,944
Nutrien Ltd 53,950 3,109
Yara International ASA 19,891 724
$ 19,854
Commercial Services - 1.64%
Anhui Expressway Co Ltd 330,000 498
Atlas Arteria Ltd 3,023,997 10,532
Cengage Learning Holdings II Inc
(f)
2,772 65
China Merchants Port Holdings Co Ltd 984,000 1,893
Corp America Airports SA
(f)
23,967 516
COSCO SHIPPING International Hong Kong Co
Ltd
340,000 283
COSCO SHIPPING Ports Ltd 1,058,000 768
Hutchison Port Holdings Trust 4,107,200 883
Jiangsu Expressway Co Ltd 1,028,000 1,214
Motiva Infraestrutura de Mobilidade SA 946,138 2,520
Shenzhen Expressway Corp Ltd 508,000 467
Shenzhen International Holdings Ltd 1,138,000 1,148
Transurban Group 1,905,950 18,179
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Zhejiang Expressway Co Ltd 1,366,000 $ 1,207
$ 40,173
Consumer Products - 0.05%
Avery Dennison Corp 2,438 418
Kimberly-Clark Corp 5,605 724
$ 1,142
Cosmetics & Personal Care - 0.07%
Essity AB 34,787 941
Procter & Gamble Co/The 1,678 263
Unicharm Corp 95,000 634
$ 1,838
Electric - 12.27%
American Electric Power Co Inc 109,790 12,189
Brookfield Renewable Corp
(g)
155,092 5,227
Centrais Eletricas Brasileiras SA ADR 54,480 449
CGN Power Co Ltd
(h)
667,000 252
China Longyuan Power Group Corp Ltd 198,000 171
China Resources Power Holdings Co Ltd 114,000 263
Cia Energetica de Minas Gerais ADR 113,791 231
Clearway Energy Inc - Class C 130,047 3,877
CLP Holdings Ltd 701,500 5,937
CMS Energy Corp 108,681 7,778
Consolidated Edison Inc 20,953 2,058
Constellation Energy Corp 31,358 9,658
CPFL Energia SA 408,817 2,962
Dominion Energy Inc 183,267 10,978
Duke Energy Corp 46,929 5,748
E.ON SE 463,238 8,260
EDP Renovaveis SA 758,796 8,912
Emera Inc 170,985 8,144
Enel SpA 2,154,725 19,884
Engie SA 105,526 2,184
Entergy Corp 132,210 11,647
Eversource Energy 85,975 5,508
Exelon Corp 276,800 12,090
HK Electric Investments & HK Electric Investments
Ltd
2,135,000 1,643
Huaneng Power International Inc 244,000 175
Iberdrola SA 686,294 12,938
National Grid PLC 1,259,682 17,693
NextEra Energy Inc 445,450 32,095
OGE Energy Corp 137,330 6,133
PG&E Corp 684,835 10,464
Public Service Enterprise Group Inc 101,599 8,365
Redeia Corp SA 608,260 11,825
Sempra 164,291 13,564
Southern Co/The 66,255 6,115
SSE PLC 493,125 11,524
Terna - Rete Elettrica Nazionale 610,913 6,141
Vistra Corp 20,489 3,875
WEC Energy Group Inc 62,930 6,703
Xcel Energy Inc 88,974 6,440
$ 300,100
Energy - Alternate Sources - 0.21%
ERG SpA 209,237 5,058
Engineering & Construction - 5.75%
Aena SME SA
(h)
860,401 24,939
Aeroports de Paris SA 141,907 18,678
Airports of Thailand PCL 2,090,600 2,340
Athens International Airport SA 259,060 3,220
Auckland International Airport Ltd 3,610,999 16,083
Beijing Capital International Airport Co Ltd
(f)
1,554,000 590
Cellnex Telecom SA
(f),(h)
329,585 11,732
China Tower Corp Ltd
(h)
2,127,329 3,214
Dalrymple Bay Infrastructure Ltd 209,143 598
Enav SpA
(h)
2,320,736 11,423
Flughafen Zurich AG 15,946 4,872
Fraport AG Frankfurt Airport Services Worldwide
(f)
26,346 2,258

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Grupo Aeroportuario del Centro Norte SAB de CV
ADR
28,694 $ 2,933
Grupo Aeroportuario del Pacifico SAB de CV ADR 34,156 8,231
Grupo Aeroportuario del Sureste SAB de CV ADR 35,001 11,400
Japan Airport Terminal Co Ltd 77,700 2,663
Sacyr SA 1,793,106 7,568
SATS Ltd 752,000 1,939
Vinci SA 43,841 5,946
$ 140,627
Entertainment - 0.05%
Crown Finance US Inc - 4A2 Shares
(f)
52,533 1,157
Food - 0.01%
Ingredion Inc 2,006 260
Forest Products & Paper - 1.08%
Acadian Timber Corp 41,965 543
Canfor Corp
(f)
60,166 570
Empresas CMPC SA 308,327 483
Holmen AB 29,163 1,135
International Paper Co 239,198 11,884
Mondi PLC 138,315 1,947
Nine Dragons Paper Holdings Ltd
(f),(g)
1,192,000 867
Oji Holdings Corp 444,300 2,449
Sappi Ltd 170,311 280
Suzano SA ADR 84,834 825
Suzano SA 175,800 1,704
Sylvamo Corp 8,549 394
UPM-Kymmene Oyj 118,709 3,381
$ 26,462
Gas - 0.39%
China Gas Holdings Ltd 2,905,400 2,910
China Resources Gas Group Ltd 53,900 139
Snam SpA 662,092 4,030
Spire Inc 33,219 2,545
$ 9,624
Hand & Machine Tools - 0.02%
Makita Corp 13,700 463
Healthcare - Products - 0.00%
Carestream Health Inc
(f)
17,410 11
Healthcare - Services - 0.12%
Chartwell Retirement Residences 220,000 2,967
Millennium Health LLC
(f),(i),(j)
20,580 2
Millennium Health LLC
(f),(i),(j)
19,318 —
$ 2,969
Home Builders - 0.20%
DR Horton Inc 5,276 894
KB Home 5,351 340
Meritage Homes Corp 4,313 335
NVR Inc
(f)
55 446
PulteGroup Inc 6,770 894
Sumitomo Forestry Co Ltd 111,800 1,268
Toll Brothers Inc 4,453 619
$ 4,796
Housewares - 0.00%
Scotts Miracle-Gro Co/The 1,349 83
Internet - 0.01%
Catalina Marketing Corp
(f)
4,112 134
Iron & Steel - 0.61%
ArcelorMittal SA 10,260 342
ArcelorMittal SA 241,729 8,064
Fortescue Ltd 38,439 485
Nippon Steel Corp 24,500 516
Novolipetsk Steel PJSC
(f)
1,124,750 —
Nucor Corp 24,850 3,696
POSCO Holdings Inc 1,655 338
Reliance Inc 1,195 353
Severstal PAO
(f)
149,085 —
Steel Dynamics Inc 3,136 410
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
Vale SA ADR 81,393 $ 837
$ 15,041
Machinery - Construction & Mining - 0.08%
Caterpillar Inc 4,853 2,034
Machinery - Diversified - 0.21%
AGCO Corp 18,211 1,970
ANDRITZ AG 7,673 540
Deere & Co 3,723 1,782
Kadant Inc 795 257
Valmet Oyj 16,392 570
$ 5,119
Mining - 2.80%
Agnico Eagle Mines Ltd 11,438 1,649
Anglo American PLC 296,915 9,143
Anglogold Ashanti Plc 9,714 550
Antofagasta PLC 7,833 227
Barrick Mining Corp 39,140 1,044
BHP Group Ltd 114,811 3,200
Cameco Corp 6,200 480
Cameco Corp 26,728 2,068
Capstone Copper Corp
(f)
1,062,311 7,596
China Hongqiao Group Ltd 51,000 168
First Quantum Minerals Ltd
(f)
15,405 270
Franco-Nevada Corp 4,383 826
Freeport-McMoRan Inc 219,582 9,749
Glencore PLC
(f)
220,563 871
Gold Fields Ltd ADR 20,316 680
Hudbay Minerals Inc 159,801 1,918
Impala Platinum Holdings Ltd ADR
(f)
214,335 1,943
Ivanhoe Mines Ltd
(f)
191,366 1,692
Kinross Gold Corp 27,900 583
MP Materials Corp
(f)
13,997 996
Newmont Corp 25,264 1,880
Norsk Hydro ASA 30,072 195
Northern Star Resources Ltd 31,493 393
Pan American Silver Corp 159,950 5,426
Polyus PJSC
(f)
124,590 —
Rio Tinto Ltd 8,427 637
Rio Tinto PLC 113,250 7,080
Southern Copper Corp 2,029 195
Teck Resources Ltd 10,040 343
Teck Resources Ltd 122,264 4,180
Valterra Platinum Ltd 21,770 989
Wheaton Precious Metals Corp 10,292 1,034
Zijin Mining Group Co Ltd 136,000 452
$ 68,457
Oil & Gas - 4.45%
BP PLC 1,217,342 7,122
Canadian Natural Resources Ltd 274,230 8,684
Cenovus Energy Inc 18,263 304
Chevron Corp 11,843 1,902
ConocoPhillips 68,330 6,763
Coterra Energy Inc 4,713 115
Crescent Energy Co 574,590 5,482
Devon Energy Corp 3,966 143
Diamondback Energy Inc 57,894 8,612
Ecopetrol SA ADR
(g)
3,528 33
Empresas Copec SA 77,293 576
Eni SpA 29,689 531
EOG Resources Inc 3,373 421
EQT Corp 23,546 1,221
Equinor ASA 11,179 276
Expand Energy Corp 68,685 6,647
Exxon Mobil Corp 91,088 10,410
Imperial Oil Ltd
(g)
2,285 207
Kunlun Energy Co Ltd 218,000 203
Marathon Petroleum Corp 44,223 7,947
Occidental Petroleum Corp 4,375 208
Permian Resources Corp 400,539 5,724

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Petroleo Brasileiro SA - Petrobras ADR 26,596 $ 330
Phillips 66 71,841 9,596
Reliance Industries Ltd
(h)
24,664 1,482
Repsol SA 339,765 5,571
Shell PLC 85,449 3,146
Suncor Energy Inc
(g)
17,599 728
Suncor Energy Inc 210,131 8,678
TotalEnergies SE 32,450 2,037
Transocean Ltd
(f)
54,446 165
Ultrapar Participacoes SA ADR 52,102 190
Valero Energy Corp 18,252 2,774
Woodside Energy Group Ltd 27,142 468
$ 108,696
Oil & Gas Services - 0.03%
Baker Hughes Co 6,120 278
Halliburton Co 5,310 121
Schlumberger NV 9,268 341
$ 740
Packaging & Containers - 1.08%
Amcor PLC 193,854 1,673
Billerud Aktiebolag 73,686 704
Crown Holdings Inc 21,123 2,099
Graphic Packaging Holding Co 44,425 990
Klabin SA 223,090 760
Packaging Corp of America 33,944 7,398
Sealed Air Corp 4,585 149
SIG Group AG 55,741 883
Smurfit WestRock PLC 160,463 7,600
Sonoco Products Co 19,858 938
Stora Enso Oyj 269,080 3,143
$ 26,337
Pipelines - 4.98%
Antero Midstream Corp 24,076 428
APA Group 1,239,322 7,137
Cheniere Energy Inc 49,050 11,862
DT Midstream Inc 7,282 759
Enbridge Inc 688,477 33,313
Gaztransport Et Technigaz SA 2,374 443
Gibson Energy Inc 301,866 5,721
Golar LNG Ltd 7,502 329
Keyera Corp 16,468 531
Kinder Morgan Inc 360,008 9,713
Koninklijke Vopak NV 104,576 5,057
ONEOK Inc 163,808 12,511
Pembina Pipeline Corp 42,323 1,599
South Bow Corp 265,567 7,359
Targa Resources Corp 15,781 2,647
TC Energy Corp 234,107 12,192
Williams Cos Inc/The 173,779 10,058
$ 121,659
Real Estate - 2.74%
CBRE Group Inc
(f)
29,403 4,767
CoStar Group Inc
(f)
48,048 4,300
CTP NV
(h)
55,900 1,202
Fastighets AB Balder
(f)
492,800 3,508
Mitsui Fudosan Co Ltd 2,279,500 24,099
Qualitas Ltd
(g)
1,515,269 3,667
Sky Harbour Group Corp
(f)
16,826 177
Sun Hung Kai Properties Ltd 758,600 8,961
Swire Properties Ltd 1,183,700 3,212
Vonovia SE 402,122 13,022
$ 66,915
REITs - 22.67%
Agree Realty Corp 148,561 10,806
Alexandria Real Estate Equities Inc 53,771 4,433
American Healthcare REIT Inc 494,185 21,146
American Homes 4 Rent 416,080 14,904
American Tower Corp 44,006 8,971
AvalonBay Communities Inc 99,988 19,583
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Boardwalk Real Estate Investment Trust 52,200 $ 2,677
BXP Inc 53,625 3,888
Camden Property Trust 33,452 3,746
CapitaLand Integrated Commercial Trust 5,372,015 9,545
COPT Defense Properties 180,200 5,186
Cousins Properties Inc 225,112 6,639
Crown Castle Inc 163,844 16,243
Digital Realty Trust Inc 92,238 15,463
Equinix Inc 36,864 28,983
Equity LifeStyle Properties Inc 75,400 4,546
Equity Residential 191,406 12,655
Essex Property Trust Inc 41,445 11,199
Extra Space Storage Inc 133,667 19,192
Federal Realty Investment Trust 40,720 4,094
Gaming and Leisure Properties Inc 129,700 6,227
Goodman Group 846,968 18,954
Healthpeak Properties Inc 224,433 4,026
Host Hotels & Resorts Inc 245,936 4,233
InvenTrust Properties Corp 212,859 6,337
Invitation Homes Inc 117,887 3,689
Iron Mountain Inc 38,917 3,593
Japan Hotel REIT Investment Corp 5,738 3,368
Keppel DC REIT 2,991,600 5,500
Kimco Realty Corp 187,119 4,208
Klepierre SA 402,924 15,733
Link REIT 1,190,414 6,358
Merlin Properties Socimi SA 301,600 4,497
Mid-America Apartment Communities Inc 26,123 3,809
Mitsui Fudosan Accommodations Fund Inc 6,300 5,288
Nippon Building Fund Inc 6,600 6,386
Nippon Prologis REIT Inc 5,501 3,196
PotlatchDeltic Corp 64,980 2,731
Prologis Inc 220,045 25,036
Prologis Property Mexico SA de CV 627,221 2,309
Public Storage 13,086 3,855
Rayonier Inc 117,946 3,100
Realty Income Corp 68,001 3,996
Regency Centers Corp 149,616 10,847
Ryman Hospitality Properties Inc 106,900 10,561
Sabra Health Care REIT Inc 286,517 5,475
Safestore Holdings PLC 416,227 3,546
SBA Communications Corp 17,512 3,587
Segro PLC 484,871 4,115
Sekisui House Reit Inc 6,000 3,296
Simon Property Group Inc 61,655 11,138
Stockland 1,720,300 6,968
UDR Inc 94,688 3,747
Unibail-Rodamco-Westfield
(f)
79,400 8,261
UNITE Group PLC/The 925,015 8,731
Ventas Inc 339,095 23,086
VICI Properties Inc 647,333 21,867
Vornado Realty Trust 172,382 6,556
Welltower Inc 268,087 45,114
Weyerhaeuser Co 272,121 7,039
$ 554,262
Retail - 0.05%
Gymboree Corp/The
(f),(i)
17,842 —
Gymboree Holding Corp
(f),(i)
48,577 —
Home Depot Inc/The 1,530 622
Lowe's Cos Inc 2,284 590
$ 1,212
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(f)
11,047 3
Bright Bidco - 4A2 Shares
(f)
15,092 3
$ 6
Software - 0.01%
Avaya Holdings Corp
(f)
7,612 57
Avaya Holdings Corp
(f)
4,297 32
Bloom Parent Inc
(f),(i)
103 103

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Riverbed Technology Inc
(f),(i)
15,335 $ —
$ 192
Storage & Warehousing - 0.02%
Westshore Terminals Investment Corp 26,569 498
Telecommunications - 0.24%
MLN US Holdco LLC
(f)
1,264 1
NEXTDC Ltd
(f)
491,588 5,282
Windstream
(f),(k)
26,873 510
$ 5,793
Transportation - 0.88%
American Commercial Lines Inc
(f)
573 27
American Commercial Lines Inc - Warrants
(f)
603 28
Canadian National Railway Co 79,549 7,701
Frontline PLC
(g)
50,926 1,064
Getlink SE 262,609 4,968
Qube Holdings Ltd 1,475,121 4,043
Union Pacific Corp 16,717 3,737
$ 21,568
Water - 1.64%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ADR
27,352 619
Essential Utilities Inc 245,904 9,716
Pennon Group PLC 1,619,456 10,362
Severn Trent PLC 238,109 8,318
United Utilities Group PLC 719,196 11,173
$ 40,188
TOTAL COMMON STOCKS $ 1,618,297
PREFERRED STOCKS - 0.18% Shares Held Value (000's)
Electric - 0.17%
Cia Paranaense de Energia - Copel 0.44% 1,856,376 $ 4,181
Transportation - 0.01%
American Commercial Lines Inc Preferred A - Anti-
Dilution Warrants 0.00%, 04/30/2045
(f)
6,729 1
American Commercial Lines Inc Preferred B
2.50%
2,428 135
American Commercial Lines Inc Preferred B - Anti-
Dilution Warrants 0.00%, 04/30/2045
(f)
15,354 5
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(f)
1,706 95
$ 236
TOTAL PREFERRED STOCKS $ 4,417
BONDS - 0.76%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.12%
BAMLL Trust 2024-BHP
6.71%, 08/15/2039
(h)
$ 120 $ 120
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
BFLD 2024-VICT Mortgage Trust
6.25%, 07/15/2041
(h)
120 120
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.89%
BFLD Trust 2025-EWEST
5.91%, 06/15/2042
(h)
206 206
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.55%
BX Commercial Mortgage Trust 2024-AIRC
6.05%, 08/15/2039
(h)
183 183
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-KING
5.90%, 05/15/2034
(h)
395 395
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2024-MDHS
6.00%, 05/15/2041
(h)
251 252
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2024-XL4
7.50%, 02/15/2039
(h)
$ 237 $ 237
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
COMM 2024-WCL1 MORTGAGE TRUST
6.20%, 06/15/2041
(h)
180 179
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
CONE Trust 2024-DFW1
6.00%, 08/15/2041
(h)
70 70
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
DBSG 2024-ALTA Mortgage Trust
6.14%, 06/10/2037
(h),(l)
110 112
GWT 2024-WLF2
6.05%, 05/15/2041
(h)
350 352
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HONO 2021-LULU Mortgage Trust
5.63%, 10/15/2036
(h)
100 100
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
LBA Trust 2024-BOLT
5.95%, 06/15/2039
(h)
270 270
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
NCMF Trust 2025-MFS
5.05%, 06/10/2033
(h),(l)
209 210
PENN Commercial Mortgage Trust 2025-P11
5.52%, 08/10/2042
(h),(l)
143 146
$ 2,952
Electric - 0.00%
Pacific Gas and Electric Co
3.15%, 01/01/2026 91 91
Healthcare - Services - 0.02%
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(h),(l),(m)
354 382
Mortgage Backed Securities - 0.23%
Angel Oak Mortgage Trust 2025-2
5.64%, 02/25/2070
(h),(l)
205 207
Barclays Mortgage Loan Trust 2025-NQM3
5.64%, 05/25/2065
(h),(l)
277 279
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(h),(l)
573 568
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(h),(l)
711 595
Freddie Mac REMICS
5.75%, 02/25/2055 333 336
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.40%
5.80%, 12/25/2054 1,354 1,367
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.45%
HOMES 2025-AFC2 Trust
5.47%, 06/25/2060
(h),(l)
290 292
JP Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(h),(l)
315 310
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(h),(l)
156 155
PRPM 2025-NQM2 Trust
5.69%, 04/25/2070
(h),(l)
238 240
PRPM 2025-NQM3 Trust
5.61%, 05/25/2070
(h),(l)
166 168
Santander Mortgage Asset Receivable Trust
2025-NQM2
5.73%, 02/25/2065
(h),(l)
191 193
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(h),(l)
284 284

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(h),(l)
$ 351 $ 350
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(h),(l)
199 199
$ 5,543
Other Asset Backed Securities - 0.07%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(h)
551 535
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(h)
560 543
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(h)
635 643
$ 1,721
Sovereign - 0.30%
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 1,700 288
9.76%, 01/01/2035 7,990 1,195
Bundesrepublik Deutschland Bundesanleihe
2.50%, 08/15/2054 EUR 410 408
2.90%, 08/15/2056 172 185
Colombia Government International Bond
8.00%, 11/14/2035 $ 201 211
European Union
2.50%, 10/04/2052 EUR 455 398
3.00%, 03/04/2053 936 906
Israel Government International Bond
5.75%, 03/12/2054 $ 204 189
Japan Government Thirty Year Bond
2.30%, 12/20/2054 JPY 61,300 352
2.40%, 03/20/2055 46,350 272
Kingdom of Belgium Government Bond
3.30%, 06/22/2054
(h)
EUR 410 406
Mexico Government International Bond
3.50%, 02/12/2034 $ 240 203
6.35%, 02/09/2035 176 182
6.88%, 05/13/2037 200 210
Peruvian Government International Bond
6.85%, 08/12/2035 PEN 439 129
7.60%, 08/12/2039 354 107
Republic of South Africa Government Bond
8.50%, 01/31/2037 ZAR 2,590 131
10.00%, 03/31/2033 2,806 167
United Kingdom Gilt
4.38%, 03/07/2030 GBP 603 825
4.38%, 07/31/2054 488 545
$ 7,309
Telecommunications - 0.02%
CommScope LLC
9.50%, 12/15/2031
(h)
$ 553 572
TOTAL BONDS $ 18,570
SENIOR FLOATING RATE INTERESTS
- 3.72%
Principal
Amount (000's) Value (000's)
Advertising - 0.05%
Advantage Sales & Marketing Inc Term Loan B2
8.80%, 10/28/2027
(n)
$ 123 $ 104
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Clear Channel Outdoor Holdings Inc Term Loan B
8.45%, 08/23/2028
(n)
708 708
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
CMG Media Corp Term Loan B2
7.89%, 06/18/2029
(n)
107 103
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Planet US Buyer LLC Term Loan B
7.20%, 02/07/2031
(n)
$ 411 $ 414
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 1,329
Aerospace & Defense - 0.11%
Bleriot US Bidco Inc Term Loan B
6.81%, 10/31/2030
(n)
252 252
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Goat Holdco LLC Term Loan B
7.36%, 12/10/2031
(n)
344 345
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Kaman Corp Term Loan B
7.05%, 01/30/2032
(n)
571 572
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Kaman Corp
7.05%, 02/26/2032
(n)
5 5
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
TransDigm Inc Term Loan J
6.80%, 02/28/2031
(n)
894 895
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc Term Loan L
6.80%, 01/19/2032
(n)
307 307
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc Term Loan M
6.85%, 08/13/2032
(n)
350 350
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 2,726
Airlines - 0.04%
AAdvantage Loyalty IP Ltd Term Loan B
6.57%, 04/20/2028
(n)
121 121
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Air Canada Term Loan B
6.32%, 03/21/2031
(n)
348 348
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
SkyMiles IP Ltd Term Loan B
8.08%, 10/20/2027
(n)
135 135
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc Term Loan B
6.20%, 02/22/2031
(n)
191 191
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
WestJet Loyalty LP Term Loan B
7.55%, 02/14/2031
(n)
159 159
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 954
Apparel - 0.03%
ABG Intermediate Holdings 2 LLC Term Loan B1
6.61%, 12/21/2028
(n)
36 37
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Beach Acquisition Bidco LLC
0.00%, 06/25/2032
(n),(o)
180 181
Varsity Brands Inc Term Loan B
7.45%, 08/26/2031
(n)
309 310
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Apparel (continued)
WH Borrower LLC Term Loan B
8.95%, 02/12/2032
(n)
$ 105 $ 105
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 633
Automobile Parts & Equipment - 0.04%
Clarios Global LP Term Loan B
6.86%, 05/04/2030
(n)
564 564
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.11%, 01/14/2032
(n)
279 279
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dexko Global Inc Term Loan B
8.22%, 10/04/2028
(n)
216 211
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,054
Banks - 0.00%
Ascensus Holdings Inc Term Loan B
7.36%, 08/02/2028
(n)
85 85
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Beverages - 0.04%
BrewCo Borrower LLC Term Loan
0.00%, 04/05/2028
(f),(n)
35 9
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
0.00%, 04/05/2028
(f),(n)
91 23
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
BrewCo Borrower LLC PIK Term Loan
6.09%, PIK 7.50%, 01/05/2026
(m),(n)
9 9
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
Naked Juice LLC Term Loan
9.79%, 01/24/2029
(n)
109 109
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Pegasus Bidco BV Term Loan B
7.46%, 07/12/2029
(n)
282 282
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Primo Brands Corp Term Loan B
6.55%, 03/31/2028
(n)
524 524
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 956
Building Materials - 0.07%
ACProducts Holdings Inc Term Loan B
8.81%, 05/17/2028
(n)
109 88
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC Term Loan B
7.71%, 10/22/2028
(n)
632 632
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cornerstone Building Brands Inc Term Loan B
7.71%, 04/12/2028
(n)
504 477
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CP Atlas Buyer Inc Term Loan B
9.61%, 07/01/2030
(n)
164 157
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
MI Windows And Doors LLC Term Loan B3
7.11%, 03/21/2031
(n)
$ 64 $ 64
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Quikrete Holdings Inc Term Loan B3
6.61%, 01/31/2032
(n)
134 134
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Quikrete Holdings Inc Term Loan B1
6.61%, 04/14/2031
(n)
119 118
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,670
Chemicals - 0.10%
Discovery Purchaser Corp Term Loan B
8.08%, 08/04/2029
(n)
308 307
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Ecovyst Catalyst Technologies LLC Term Loan B
6.31%, 06/12/2031
(n)
262 262
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Fortis 333 Inc Term Loan B
7.79%, 03/29/2032
(n)
110 109
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Herens US Holdco Corp Term Loan B
8.32%, 07/03/2028
(n)
107 94
CME Term Secured Overnight Financing
Rate 3 Month + 3.93%
INEOS US Finance LLC Term Loan B
7.36%, 02/07/2031
(n)
17 15
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.61%, 02/18/2030
(n)
165 151
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
NIC Acquisition Corp Term Loan B
8.31%, 12/29/2027
(n)
113 96
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Nouryon Finance BV Term Loan B
7.60%, 04/03/2028
(n)
733 734
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Olympus Water US Holding Corp
0.00%, 07/23/2032
(n),(o)
80 80
Qnity Electronics Inc Term Loan B
0.00%, 08/12/2032
(n),(o)
326 325
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
USALCO LLC Term Loan B
7.86%, 09/30/2031
(n)
203 203
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 2,376
Commercial Services - 0.24%
Allied Universal Holdco LLC Term Loan B
7.59%, 08/06/2032
(n)
500 501
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
American Auto Auction Group LLC Term Loan B
8.83%, 05/22/2032
(n)
33 33
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Anticimex Global AB Term Loan B1
7.66%, 11/16/2028
(n)
$ 593 $ 593
CME Term Secured Overnight Financing
Rate 3 Month + 3.40%
Belron Finance 2019 LLC Term Loan B
6.74%, 10/16/2031
(n)
175 175
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Boost Newco Borrower LLC Term Loan B2
6.30%, 01/31/2031
(n)
456 456
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Camelot US Acquisition LLC Term Loan B
7.11%, 01/31/2031
(n)
8 8
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Catawba Nation Gaming Authority Term Loan B
9.04%, 03/29/2032
(n)
145 148
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Creative Artists Agency LLC Term Loan B
6.86%, 10/01/2031
(n)
201 201
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Ensemble RCM LLC Term Loan B
7.31%, 08/01/2029
(n)
189 190
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
First Advantage Holdings LLC Term Loan B3
7.11%, 10/31/2031
(n)
298 298
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Garda World Security Corp Term Loan B
7.36%, 02/01/2029
(n)
593 593
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jupiter Buyer Inc Term Loan B
9.04%, 10/10/2031
(n)
273 276
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Mister Car Wash Holdings Inc Term Loan B
6.86%, 03/27/2031
(n)
239 239
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
OMNIA Partners LLC Term Loan B
6.81%, 07/25/2030
(n)
256 257
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
PG Polaris BidCo Sarl Term Loan B
7.05%, 03/26/2031
(n)
353 354
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Prime Security Services Borrower LLC Term Loan
B1
6.13%, 10/13/2030
(n)
410 409
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Priority Holdings LLC Term Loan B
8.11%, 07/23/2032
(n)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Shift4 Payments LLC
7.05%, 05/07/2032
(n)
40 40
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Spin Holdco Inc Term Loan B
8.58%, 03/03/2028
(n)
$ 434 $ 367
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Wand NewCo 3 Inc Term Loan B2
6.86%, 01/30/2031
(n)
425 424
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
WEX Inc Term Loan B2
6.11%, 03/31/2028
(n)
81 81
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
XPLOR T1 LLC Term Loan B
7.80%, 06/24/2031
(n)
179 179
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 5,947
Computers - 0.14%
Amentum Holdings Inc Term Loan B
6.61%, 07/30/2031
(n)
111 111
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Cubic Corp Term Loan B
0.00%, 05/25/2028
(n),(o)
68 39
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Cubic Corp Term Loan C
0.00%, 05/25/2028
(n),(o)
14 8
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Fortress Intermediate 3 Inc Term Loan B
7.35%, 06/27/2031
(n)
262 262
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Kaseya Inc Term Loan B
7.61%, 03/06/2032
(n)
316 317
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
McAfee Corp Term Loan B1
7.35%, 03/01/2029
(n)
433 411
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
NCR Atleos Corp Term Loan B
8.06%, 03/27/2029
(n)
96 96
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Perforce Software Inc Term Loan B
9.11%, 03/21/2031
(n)
204 192
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Synechron Inc Term Loan B
8.06%, 10/03/2031
(n)
249 249
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Tempo Acquisition LLC Term Loan B1
6.11%, 08/31/2028
(n)
135 134
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
VeriFone Systems Inc Term Loan
10.07%, 08/18/2028
(n)
400 380
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Vision Solutions Inc Term Loan B
8.57%, 04/23/2028
(n)
276 257
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
X Corp Term Loan B1
10.96%, 10/26/2029
(n)
$ 680 $ 664
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
X Corp Term Loan B3
9.50%, 10/26/2029
(n)
248 244
$ 3,364
Consumer Products - 0.01%
Kronos Acquisition Holdings Inc Term Loan B
8.30%, 06/27/2031
(n)
79 58
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
VC GB Holdings I Corp Term Loan B
8.06%, 06/30/2028
(n)
81 80
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 138
Cosmetics & Personal Care - 0.02%
Conair Holdings LLC Term Loan B
8.22%, 05/17/2028
(n)
56 36
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Opal US LLC Term Loan B
7.44%, 03/31/2032
(n)
330 332
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
$ 368
Distribution & Wholesale - 0.01%
Gates Corp/DE Term Loan B5
6.11%, 06/04/2031
(n)
212 212
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Resideo Funding Inc Term Loan B
6.36%, 08/09/2032
(n)
155 155
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 367
Diversified Financial Services - 0.02%
Dechra Finance US LLC Term Loan B
7.45%, 01/27/2032
(n)
125 125
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Ditech Holding Corp
0.00%, 06/30/2022
(f),(n)
792 22
Prime Rate + 6.00%
Kestra Advisor Services Holdings A Inc Term Loan
B
7.36%, 03/22/2031
(n)
240 240
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Orion US Finco Inc Term Loan B
0.00%, 05/20/2032
(n),(o)
56 56
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 443
Electric - 0.12%
Cornerstone Generation LLC Term Loan B
7.48%, 08/11/2032
(n)
359 361
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Invenergy Thermal Operating I LLC
7.91%, 05/06/2032
(n)
108 109
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
7.91%, 05/06/2032
(n)
7 7
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Kestrel Acquisition LLC Term Loan B
7.80%, 10/29/2031
(n)
$ 196 $ 197
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Long Ridge Energy LLC
8.79%, 02/07/2032
(n)
50 49
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
NRG Energy Inc Term Loan B
6.06%, 04/16/2031
(n)
125 125
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Talen Energy Supply LLC Term Loan B
6.73%, 05/17/2030
(n)
1,152 1,154
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
6.73%, 12/11/2031
(n)
915 918
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
$ 2,920
Electronics - 0.01%
Coherent Corp Term Loan B2
6.35%, 07/02/2029
(n)
71 71
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Ingram Micro Inc Term Loan B2
6.56%, 09/22/2031
(n)
155 156
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 227
Engineering & Construction - 0.05%
Apple Bidco LLC Term Loan B
6.86%, 09/22/2031
(n)
510 510
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Brown Group Holding LLC Term Loan B1
6.86%, 07/01/2031
(n)
356 356
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Brown Group Holding LLC Term Loan B2
7.08%, 07/01/2031
(n)
148 148
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Centuri Group Inc Term Loan B
6.61%, 07/01/2032
(n)
140 140
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
DG Investment Intermediate Holdings 2 Inc Term
Loan B
8.10%, 07/02/2032
(n)
42 42
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,196
Entertainment - 0.17%
Allwyn International A.S.
6.33%, 06/02/2031
(n)
89 88
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
AMC Entertainment Holdings Inc Term Loan
11.34%, 01/04/2029
(n)
877 878
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Caesars Entertainment Inc Term Loan B
6.61%, 02/06/2030
(n)
419 417
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Caesars Entertainment Inc Term Loan B1
6.61%, 02/06/2031
(n)
$ 222 $ 221
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Cinemark USA Inc Term Loan B
6.59%, 05/24/2030
(n)
243 244
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Crown Finance US Inc Term Loan B
8.85%, 12/02/2031
(n)
609 608
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Entain Holdings Gibraltar Ltd Term Loan B3
7.02%, 10/31/2029
(n)
548 548
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Flutter Financing BV Term Loan B
6.05%, 11/30/2030
(n)
241 239
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
6.30%, 06/04/2032
(n)
80 80
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Herschend Entertainment Co LLC Term Loan
7.60%, 05/14/2032
(n)
125 126
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Light & Wonder International Inc Term Loan B2
6.61%, 04/14/2029
(n)
123 123
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Scientific Games Holdings LP Term Loan B
7.29%, 04/04/2029
(n)
487 481
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SeaWorld Parks & Entertainment Inc Term Loan B3
6.36%, 12/04/2031
(n)
102 102
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Six Flags Entertainment Corp Term Loan B
6.36%, 04/18/2031
(n)
89 89
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 4,244
Environmental Control - 0.05%
GFL ES US LLC Term Loan B
6.82%, 02/04/2032
(n)
220 220
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Madison IAQ LLC Term Loan B
6.70%, 06/21/2028
(n)
143 143
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Reworld Holding Corp Term Loan B1
6.61%, 11/30/2028
(n)
192 192
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Reworld Holding Corp Term Loan C1
6.61%, 11/30/2028
(n)
15 15
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Win Waste Innovations Holdings Inc Term Loan
7.22%, 03/24/2028
(n)
590 589
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Win Waste Innovations Holdings Inc Term Loan B1
8.22%, 03/24/2028
(n)
$ 70 $ 70
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,229
Food - 0.04%
Aspire Bakeries Hldgs LLC
7.83%, 12/23/2030
(n)
139 140
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
B&G Foods Inc Term Loan B5
0.00%, 10/10/2029
(n),(o)
39 37
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
CHG PPC Parent LLC Term Loan B
7.47%, 12/08/2028
(n)
224 225
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Fiesta Purchaser Inc Term Loan B
7.09%, 02/12/2031
(n)
241 240
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Froneri US Inc Term Loan B6
0.00%, 07/16/2032
(n),(o)
194 193
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Savor Acquisition Inc Term Loan B
7.61%, 02/04/2032
(n)
91 92
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 927
Hand & Machine Tools - 0.01%
Madison Safety & Flow LLC Term Loan B
7.11%, 09/26/2031
(n)
169 169
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Healthcare - Products - 0.08%
Bausch + Lomb Corp Term Loan B
8.61%, 12/18/2030
(n)
256 256
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Insulet Corp Term Loan B
6.36%, 08/04/2031
(n)
178 179
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Medline Borrower LP Term Loan B
6.36%, 10/23/2028
(n)
1,217 1,217
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Viant Medical Holdings Inc Term Loan
8.36%, 10/17/2031
(n)
262 262
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Vyaire Medical Inc
0.00%, 10/10/2024
(f),(i),(n)
287 —
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
0.00%, 04/16/2025
(f),(i),(n)
510 —
$ 1,914
Healthcare - Services - 0.23%
ADMI Corp Term Loan B1
10.11%, 12/23/2027
(n)
177 165
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
Concentra Health Services Inc Term Loan B1
6.36%, 07/26/2031
(n)
174 175
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Eyecare Partners LLC PIK Term Loan B
5.23%, PIK 3.61%, 11/30/2028
(m),(n)
$ 178 $ 137
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
Global Medical Response Inc PIK Term Loan B
8.95%, PIK 0.75%, 10/31/2028
(m),(n)
265 265
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Medical Solutions Holdings Inc Term Loan B
7.91%, 10/06/2028
(n)
229 80
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
National Mentor Holdings Inc Term Loan B
8.20%, 03/02/2028
(n)
300 296
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
National Mentor Holdings Inc Term Loan C
8.15%, 03/02/2028
(n)
12 12
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Onex TSG Intermediate Corp
8.00%, 07/23/2032
(n)
143 143
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Pacific Dental Services LLC Term Loan B
7.09%, 03/15/2031
(n)
265 265
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Phoenix Guarantor Inc Term Loan B5
6.86%, 02/21/2031
(n)
450 451
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Phoenix Newco Inc Term Loan B
6.86%, 11/15/2028
(n)
1,029 1,030
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiology Partners Inc Term Loan B
8.80%, 06/25/2032
(n)
329 329
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Select Medical Corp Term Loan B2
6.36%, 11/18/2031
(n)
153 154
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Sound Inpatient Physicians Inc PIK Term Loan B
8.06%, PIK 1.50%, 06/28/2028
(m),(n)
280 268
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Sound Inpatient Physicians Inc PIK Term Loan A
10.06%, PIK 1.00%, 06/28/2028
(m),(n)
25 26
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Star Parent Inc Term Loan B
8.30%, 09/27/2030
(n)
127 126
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Surgery Center Holdings Inc Term Loan
6.86%, 12/19/2030
(n)
952 952
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Team Health Holdings Inc Term Loan B
8.80%, 06/23/2028
(n)
625 622
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
US Radiology Specialists Inc Term Loan B
9.05%, 12/15/2027
(n)
$ 35 $ 35
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 5,531
Home Furnishings - 0.05%
AI Aqua Merger Sub Inc Term Loan B
7.35%, 07/31/2028
(n)
703 703
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Somnigroup International Inc Term Loan B
6.56%, 10/24/2031
(n)
218 218
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Weber-Stephen Products LLC Term Loan B
7.72%, 10/30/2027
(n)
248 247
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Weber-Stephen Products LLC Term Loan
8.70%, 10/30/2027
(n)
25 24
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 1,192
Insurance - 0.25%
Acrisure LLC Term Loan B6
7.36%, 11/06/2030
(n)
437 436
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Alera Group Inc Term Loan B
7.61%, 05/21/2032
(n)
280 281
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Alliant Holdings Intermediate LLC Term Loan B
6.82%, 09/19/2031
(n)
981 979
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
AmWINS Group Inc Term Loan B
6.61%, 01/23/2032
(n)
312 311
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Asurion LLC Term Loan B9
7.72%, 07/31/2027
(n)
293 293
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Asurion LLC Term Loan B3
9.72%, 01/31/2028
(n)
245 238
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC Term Loan B4
9.69%, 01/20/2029
(n)
139 132
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC Term Loan B11
8.71%, 08/19/2028
(n)
30 30
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Asurion LLC Term Loan B13
8.61%, 09/19/2030
(n)
375 370
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
BroadStreet Partners Inc Term Loan B4
7.11%, 06/14/2031
(n)
1,036 1,036
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CRC Insurance Group LLC Term Loan B
7.05%, 05/06/2031
(n)
353 353
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
HUB International Ltd Term Loan B
6.83%, 06/20/2030
(n)
$ 637 $ 638
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Sedgwick Claims Management Services Inc Term
Loan B
6.86%, 07/31/2031
(n)
640 641
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Trucordia Insurance Holdings LLC Term Loan
7.61%, 06/14/2032
(n)
170 171
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
USI Inc /NY Term Loan C
6.55%, 09/27/2030
(n)
98 97
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
USI Inc /NY Term Loan D
6.55%, 11/22/2029
(n)
228 227
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 6,233
Internet - 0.05%
CNT Holdings I Corp Term Loan B
6.56%, 11/08/2032
(n)
486 486
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Gen Digital Inc Term Loan B1
6.11%, 09/12/2029
(n)
290 289
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Proofpoint Inc Term Loan B
7.36%, 08/31/2028
(n)
466 468
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,243
Investment Companies - 0.01%
Acuren Delaware Holdco Inc Term Loan
7.11%, 07/30/2031
(n)
65 65
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Aragorn Parent Corp Term Loan B
7.86%, 12/15/2028
(n)
261 263
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 328
Leisure Products & Services - 0.06%
Alterra Mountain Co Term Loan B
6.85%, 05/31/2030
(n)
539 540
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Alterra Mountain Co Term Loan B6
6.85%, 08/18/2028
(n)
96 96
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
GBT US III LLC Term Loan B1
6.81%, 07/28/2031
(n)
151 151
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Hayward Industries Inc Term Loan B
6.97%, 05/28/2028
(n)
466 467
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Topgolf Callaway Brands Corp Term Loan B
7.36%, 03/16/2030
(n)
137 134
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,388
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.01%
Fertitta Entertainment LLC/NV Term Loan B
7.60%, 01/13/2029
(n)
$ 192 $ 192
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0.10%
Chart Industries Inc Term Loan B
6.79%, 03/15/2030
(n)
401 403
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Husky Injection Molding Systems Ltd Term Loan B
8.73%, 02/01/2029
(n)
372 373
CME Term Secured Overnight Financing
Rate 6 Month + 4.50%
Oregon Tool Lux LP Term Loan
8.45%, 10/15/2029
(n)
104 81
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
9.54%, 10/15/2029
(n)
53 54
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
TK Elevator US Newco Inc Term Loan B
7.20%, 04/30/2030
(n)
1,084 1,088
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Victory Buyer LLC Term Loan
8.22%, 11/18/2028
(n)
394 394
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 2,393
Media - 0.15%
Cengage Learning Inc Term Loan B
7.76%, 03/22/2031
(n)
307 308
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Century DE Buyer LLC Term Loan
7.30%, 10/30/2030
(n)
261 261
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
CSC Holdings LLC Term Loan B5
8.88%, 04/15/2027
(n)
778 760
Prime Rate + 1.50%
CSC Holdings LLC Term Loan B6
8.86%, 01/18/2028
(n)
769 766
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Directv Financing LLC Term Loan Non-Extended
9.57%, 08/02/2027
(n)
100 100
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
EW Scripps Co/The Term Loan B2
10.23%, 06/30/2028
(n)
26 26
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
EW Scripps Co/The Term Loan B3
7.83%, 11/30/2029
(n)
42 40
CME Term Secured Overnight Financing
Rate 1 Month + 3.35%
McGraw-Hill Education Inc Term Loan B
7.61%, 08/06/2031
(n)
172 172
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Sinclair Television Group Inc Term Loan B6
7.87%, 12/31/2029
(n)
86 77
CME Term Secured Overnight Financing
Rate 1 Month + 3.30%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Sunrise Financing Partnership Term Loan AAA
6.69%, 01/31/2032
(n)
$ 135 $ 135
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Virgin Media Bristol LLC Term Loan Y
7.37%, 03/31/2031
(n)
219 215
CME Term Secured Overnight Financing
Rate 6 Month + 3.18%
WideOpenWest Finance LLC Term Loan
0.00%, 12/11/2028
(n),(o)
204 189
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Ziggo Financing Partnership Term Loan I
6.98%, 04/28/2028
(n)
611 591
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 3,640
Metal Fabrication & Hardware - 0.00%
Tiger Acquisition LLC Term Loan B
0.00%, 08/13/2032
(n),(o)
31 31
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Mining - 0.01%
Arsenal AIC Parent LLC Term Loan B
7.11%, 08/18/2030
(n)
352 352
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0.09%
Berlin Packaging LLC Term Loan B7
7.59%, 06/07/2031
(n)
329 329
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Clydesdale Acquisition Holdings Inc Term Loan B
7.53%, 04/13/2029
(n)
335 334
CME Term Secured Overnight Financing
Rate 1 Month + 3.18%
7.61%, 03/26/2032
(n)
553 553
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Klockner Pentaplast of America Inc Term Loan B
9.23%, 02/12/2026
(n)
347 207
CME Term Secured Overnight Financing
Rate 6 Month + 4.73%
Plaze Inc Term Loan B
8.22%, 08/03/2026
(n)
135 122
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Proampac PG Borrower LLC Term Loan B
8.27%, 09/15/2028
(n)
373 372
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SupplyOne Inc Term Loan B
7.86%, 03/27/2031
(n)
232 234
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TricorBraun Holdings Inc Term Loan
7.61%, 03/03/2031
(n)
96 96
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 2,247
Pharmaceuticals - 0.06%
Amneal Pharmaceuticals LLC Term Loan B
7.85%, 07/23/2032
(n)
125 126
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Barentz International BV
7.65%, 03/03/2031
(n)
$ 226 $ 224
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Gainwell Acquisition Corp Term Loan B
8.40%, 10/01/2027
(n)
327 321
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
6.61%, 05/05/2028
(n)
471 471
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Organon & Co Term Loan B
6.57%, 05/19/2031
(n)
421 410
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,552
Pipelines - 0.08%
BCP Renaissance Parent LLC Term Loan B6
6.80%, 10/31/2028
(n)
268 268
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Colossus Acquireco LLC Term Loan B
6.05%, 06/11/2032
(n)
125 124
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
EPIC Crude Services LP Term Loan B
6.83%, 10/15/2031
(n)
233 233
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Freeport LNG Investments LLLP
7.59%, 11/17/2026
(n)
550 549
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP Term Loan B
7.58%, 12/21/2028
(n)
542 542
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Oryx Midstream Services Permian Basin LLC Term
Loan B
6.57%, 10/05/2028
(n)
179 179
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Traverse Midstream Partners LLC Term Loan B
6.81%, 02/16/2028
(n)
38 38
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 1,933
Real Estate - 0.03%
Cushman & Wakefield US Borrower LLC Term
Loan B2
7.11%, 01/31/2030
(n)
359 359
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Forest City Enterprises LLC Term Loan B
7.97%, 12/07/2025
(n)
397 385
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 744
Retail - 0.12%
1011778 BC ULC Term Loan B6
6.11%, 09/20/2030
(n)
324 323
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Academy Ltd Term Loan
8.22%, 11/05/2027
(n)
71 71
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Boots Group PLC
0.00%, 07/16/2032
(n),(o)
$ 50 $ 50
EG America LLC Term Loan B
7.83%, 02/07/2028
(n)
231 232
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Foundation Building Materials Inc Term Loan B1
0.00%, 01/31/2028
(n),(o)
55 55
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Gulfside Supply Inc Term Loan B
7.30%, 05/29/2031
(n)
212 212
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
IRB Holding Corp Term Loan B
6.86%, 12/15/2027
(n)
398 398
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Johnstone Supply LLC Term Loan B
6.84%, 06/09/2031
(n)
318 317
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Kodiak BP LLC Term Loan B
8.04%, 12/04/2031
(n)
47 47
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
LBM Acquisition LLC Term Loan B
8.21%, 06/06/2031
(n)
309 299
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquistion LLC Term Loan B1
6.84%, 04/23/2031
(n)
207 207
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Michaels Cos Inc /The Term Loan
8.81%, 04/15/2028
(n)
211 176
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Petco Health & Wellness Co Inc Term Loan B
7.81%, 03/03/2028
(n)
89 86
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
PetSmart LLC Term Loan B
8.36%, 08/06/2032
(n)
100 99
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
QXO Building Products Inc Term Loan B
7.29%, 04/23/2032
(n)
85 86
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Restoration Hardware Inc Term Loan B
6.97%, 10/20/2028
(n)
213 204
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Serta Simmons Bedding LLC Term Loan Exit
11.92%, 06/29/2028
(n)
20 18
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
White Cap Supply Holdings LLC Term Loan B
7.60%, 10/19/2029
(n)
143 143
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 3,023
Software - 0.54%
Avalara Inc Term Loan B
7.55%, 03/19/2032
(n)
275 277
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Avaya Inc PIK Term Loan Exit
11.86%, PIK 0.00%, 07/31/2028
(m),(n)
$ 906 $ 759
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc Term Loan B
7.36%, 04/30/2031
(n)
317 316
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
BCPE Pequod Buyer Inc Term Loan B
7.36%, 09/19/2031
(n)
209 210
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Boxer Parent Co Inc Term Loan B
7.33%, 07/30/2031
(n)
1,184 1,182
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Cloud Software Group Inc Term Loan B2
7.48%, 03/21/2031
(n)
45 45
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Cotiviti Inc Term Loan B
7.10%, 05/01/2031
(n)
589 588
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cotiviti Inc Term Loan
7.10%, 03/26/2032
(n)
250 250
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dayforce Inc Term Loan B
6.31%, 03/01/2031
(n)
230 230
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Disco Parent Inc / Duck Creek Technologies Inc
7.48%, 07/30/2032
(n)
65 65
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
DTI Holdco Inc Term Loan B
8.36%, 04/26/2029
(n)
132 126
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Ellucian Holdings Inc Term Loan B
7.11%, 10/09/2029
(n)
278 278
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Epicor Software Corp Term Loan B
6.86%, 05/23/2031
(n)
1,048 1,050
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
EVERTEC Group LLC Term Loan B
6.61%, 10/30/2030
(n)
220 220
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
FinThrive Software Intermediate Holdings Inc Term
Loan C
8.46%, 12/15/2028
(n)
29 25
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
FinThrive Software Intermediate Holdings Inc Term
Loan B
8.34%, 12/17/2028
(n)
194 188
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Genesys Cloud Services Inc Term Loan B
6.86%, 01/23/2032
(n)
614 614
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Icon Parent Inc
7.09%, 11/13/2031
(n)
$ 711 $ 711
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Informatica LLC Term Loan B
6.61%, 10/27/2028
(n)
451 451
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Javelin Buyer Inc Term Loan
7.06%, 12/05/2031
(n)
432 430
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Leia Finco US LLC Term Loan B
7.57%, 10/09/2031
(n)
549 550
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Mitchell International Inc Term Loan B
7.61%, 06/17/2031
(n)
492 493
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PointClickCare Technologies Inc Term Loan B
7.08%, 11/03/2031
(n)
224 224
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Project Ruby Ultimate Parent Corp Term Loan B5
7.22%, 03/10/2028
(n)
239 239
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Rackspace Finance LLC Term Loan B
7.22%, 05/15/2028
(n)
373 187
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
10.72%, 05/15/2028
(n)
230 232
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Rocket Software Inc Term Loan B
8.11%, 11/28/2028
(n)
513 514
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SS&C Technologies Inc Term Loan B8
6.48%, 05/09/2031
(n)
177 177
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UKG Inc Term Loan B
6.81%, 02/10/2031
(n)
1,559 1,558
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
VS Buyer LLC Term Loan B
6.56%, 04/12/2031
(n)
228 228
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
West Technology Group LLC Term Loan B3
8.56%, 04/09/2027
(n)
252 130
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc Term Loan B
7.11%, 09/28/2029
(n)
607 605
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
ZoomInfo LLC Term Loan B
6.11%, 02/28/2030
(n)
158 156
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 13,308
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.42%
Altice France SA Term Loan B14-Exit
9.82%, 08/15/2028
(n)
$ 179 $ 164
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Altice France SA Term Loan B11
9.12%, 09/29/2025
(n)
164 145
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Altice France SA Term Loan B12
10.05%, 01/31/2026
(n)
148 131
CME Term Secured Overnight Financing
Rate 6 Month + 3.69%
Altice France SA Term Loan B13
10.36%, 08/14/2026
(n)
395 349
CME Term Secured Overnight Financing
Rate 6 Month + 4.00%
Cincinnati Bell Inc Term Loan B4
7.11%, 11/22/2028
(n)
363 364
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CommScope LLC
9.11%, 12/18/2029
(n)
1,830 1,860
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Connect Finco SARL Term Loan B
8.86%, 09/27/2029
(n)
137 135
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Cyborg Oldco DC Holdings Inc
0.00%, 05/01/2024
(f),(i),(n)
277 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc Term Loan B
7.07%, 11/30/2029
(n)
860 856
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Digicel International Finance Ltd
9.49%, 07/30/2032
(n)
266 265
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
EOS US Finco LLC Term Loan
0.00%, PIK 10.28%, 10/06/2029
(m),(n)
1 —
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC Term Loan
B
6.87%, 07/01/2031
(n)
943 942
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Level 3 Financing Inc Term Loan B3
8.61%, 03/22/2032
(n)
983 987
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Lumen Technologies Inc Term Loan A
10.36%, 06/01/2028
(n)
399 406
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Lumen Technologies Inc Term Loan B2
6.82%, 04/15/2030
(n)
708 703
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
Telesat LLC Term Loan B5
7.34%, 12/07/2026
(n)
164 125
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Viasat Inc Term Loan B
8.97%, 05/30/2030
(n)
$ 354 $ 351
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
8.98%, 03/04/2029
(n)
23 23
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Zayo Group Holdings Inc Term Loan B
0.00%, 03/09/2027
(n),(o)
48 47
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
7.47%, 03/09/2027
(n)
2,389 2,305
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 10,158
Transportation - 0.01%
PODS LLC Term Loan B
7.47%, 03/31/2028
(n)
144 139
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Stonepeak Nile Parent LLC Term Loan B
7.08%, 04/11/2032
(n)
156 156
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 295
TOTAL SENIOR FLOATING RATE INTERESTS $ 91,019
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 20.00%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.83%
5.00%, 09/01/2055
(p)
$ 1,423 $ 1,403
5.50%, 09/01/2055
(p)
11,244 11,308
6.00%, 09/01/2055
(p)
7,341 7,499
$ 20,210
U.S. Treasury Bill - 9.98%
4.00%, 01/15/2026
(a),(q),(r)
2,800 2,759
4.05%, 12/09/2025
(a),(q)
1,115 1,103
4.10%, 09/04/2025
(a),(q)
88,700 88,679
4.13%, 12/04/2025
(a),(q),(r),(s)
9,000 8,906
4.16%, 11/28/2025
(a),(q),(r),(s)
6,290 6,228
4.20%, 09/02/2025
(a),(q)
13,345 13,345
4.21%, 11/25/2025
(a),(q)
1,500 1,486
4.22%, 10/07/2025
(a),(q)
830 827
4.22%, 10/16/2025
(a),(q)
10,925 10,869
4.22%, 11/12/2025
(a),(q)
345 342
4.23%, 10/02/2025
(a),(q)
700 698
4.23%, 10/14/2025
(a),(q)
1,645 1,637
4.23%, 11/18/2025
(a),(q),(s)
53,250 52,790
4.25%, 10/09/2025
(a),(q)
2,590 2,579
4.26%, 09/30/2025
(a),(q)
20,355 20,288
4.27%, 09/23/2025
(a),(q)
31,495 31,417
$ 243,953
U.S. Treasury Inflation-Indexed Obligations - 9.19%
0.13%, 10/15/2026 6,581 6,543
0.13%, 01/15/2030 5,817 5,580
0.13%, 07/15/2030 7,920 7,566
0.13%, 01/15/2031 7,472 7,045
0.13%, 07/15/2031 7,859 7,367
0.13%, 01/15/2032 8,681 8,018
0.13%, 02/15/2051 2,713 1,445
0.13%, 02/15/2052 3,326 1,729
0.25%, 07/15/2029 5,984 5,831
0.25%, 02/15/2050 2,823 1,605
0.38%, 01/15/2027 434 431
0.38%, 07/15/2027 2,545 2,532
0.50%, 01/15/2028 6,586 6,527
0.63%, 07/15/2032 8,715 8,273
0.63%, 02/15/2043 2,967 2,204
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.75%, 07/15/2028 $ 6,018 $ 6,015
0.75%, 02/15/2042 3,514 2,734
0.75%, 02/15/2045 5,379 3,898
0.88%, 01/15/2029 5,238 5,225
0.88%, 02/15/2047 2,766 1,982
1.00%, 02/15/2046 2,227 1,669
1.00%, 02/15/2048 1,995 1,448
1.00%, 02/15/2049 1,878 1,340
1.13%, 01/15/2033 8,983 8,725
1.25%, 04/15/2028 7,813 7,875
1.38%, 07/15/2033 8,475 8,357
1.38%, 02/15/2044 2,982 2,492
1.50%, 02/15/2053 3,136 2,425
1.63%, 10/15/2027 6,267 6,389
1.63%, 10/15/2029 8,104 8,312
1.63%, 04/15/2030 10,221 10,439
1.75%, 01/15/2028 2,840 2,897
1.75%, 01/15/2034 9,082 9,128
1.88%, 07/15/2034 9,457 9,587
1.88%, 07/15/2035 3,687 3,708
2.13%, 04/15/2029 7,618 7,911
2.13%, 01/15/2035
(r)
10,865 11,166
2.13%, 02/15/2040 1,599 1,593
2.13%, 02/15/2041 2,277 2,238
2.13%, 02/15/2054 3,074 2,748
2.38%, 10/15/2028 7,556 7,915
2.38%, 02/15/2055 2,918 2,760
2.50%, 01/15/2029 2,744 2,884
3.38%, 04/15/2032 1,429 1,609
3.63%, 04/15/2028 2,636 2,819
3.88%, 04/15/2029 3,385 3,726
$ 224,710
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 488,873
TOTAL PURCHASED OPTIONS - 0.00% $ 44
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.00% $ 12
Total Investments $ 2,487,438
Other Assets and Liabilities -  (1.74)% (42,374)
TOTAL NET ASSETS - 100.00% $ 2,445,064
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(b) The Trust is not registered as an investment company under the Investment
Company Act of 1940, as amended, and is not required to register under such act. Consequently, shareholders do not have the regulatory protections provided to investors in registered investment companies. The Trust sells shares under the
Securities Act of 1933 and files reports pursuant to the Securities Act of 1934.
(c) 1-day yield shown is as of period end.
(d) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,305 or
0.46% of net assets.
(e) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f) Non-income producing security
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,694 or 0.44% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $64,117 or 2.62% of net assets.
( i ) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(j) Restricted Security. Please see Restricted Securities sub-schedule for additional information.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

(k) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled $510. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after August 31, 2025, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Rate shown is the discount rate of the original purchase.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $9,524 or 0.39% of net assets.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$12,535 or 0.51% of net assets.
Affiliated Securities August 31, 2024 Purchases Sales August 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.20% $ 108,731 $ 1,784,847 $ 1,842,439 $ 51,139
$ 108,731 $ 1,784,847 $ 1,842,439 $ 51,139
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.20% $ 2,089 $ — $ — $ —
$ 2,089 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Millennium Health LLC 03/15/2016 $ — $ 2 0.00%
Millennium Health LLC 03/15/2016 — — 0.00%
Total $ 2 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus USD Barclays Bank PLC 1 EUR 1,344 EUR 1.17 09/04/2025 $ 10 $ 10 $ —
Call - EUR versus USD Barclays Bank PLC 1 1,344 EUR 1.17 09/04/2025 10 6 (4)
Put - USD versus CNH Barclays Bank PLC 1 $ 4,131 $ 7.00 01/16/2026 28 27 (1)
Put - USD versus JPY Barclays Bank PLC 1 1,955 $ 150.00 11/20/2025 4 1 (3)
Total $ 52 $ 44 $ (8)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus USD Deutsche Bank AG 1 EUR 1,344 EUR 1.17 09/04/2025 $ (9) $ (5) $ 4
Call - EUR versus USD Deutsche Bank AG 1 1,344 EUR 1.17 09/04/2025 (7) (10) (3)
Put - USD versus CNH Barclays Bank PLC 1 $ 4,131 $ 6.85 01/16/2026 (11) (10) 1
Total $ (27) $ (25) $ 2
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference    Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 30 Year Interest
Rate Swap
Citigroup Inc 4.33% Annual Secured
Overnight
Financing Rate
Annual $ 2,598 4.33% 10/14/2025 $ 37 $ 12 $ (25)
Total $ 37 $ 12 $ (25)
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Canadian Overnight Repo Rate Average; December 2026 Long 14 $ 2,484 $ 1
3 Month Secured Overnight Financing Rate; June 2026 Long 11 2,661 5
30 Day Federal Funds; August 2025 Long 9 3,588 (2)
Brent Crude; December 2025
(a)
Short 49 3,278 (128)
Brent Crude; December 2026
(a)
Short 72 4,737 45
Brent Crude; March 2026
(a)
Long 40 2,646 (4)
Brent Crude; November 2025
(a)
Long 167 11,269 250
California Carbon Allowance Vintage; December 2025
(a)
Long 84 2,478 (404)
California Low Carbon Fuel;December 2026
(a)
Long 25 161 24
Cocoa; December 2025
(a)
Long 6 463 (42)
Coffee 'C'; December 2025
(a)
Long 7 1,014 250
Coffee 'C'; March 2026
(a)
Long 8 1,122 289
Copper; December 2025
(a)
Long 34 3,902 (827)
Copper; March 2026
(a)
Long 13 1,509 36
Corn; March 2026
(a)
Long 289 6,325 218
Cotton No.2; March 2026
(a)
Long 56 1,916 (6)
ECX Emission; December 2025
(a)
Long 12 1,025 27
Euro Buxl 30 Year Bond; September 2025 Short 3 400 21
Euro Milling Wheat; March 2026
(a)
Long 147 1,728 (47)
Euro-BTP; September 2025 Long 5 703 —
Feeder Cattle; October 2025
(a)
Long 5 911 59
Frozen Concentrated Orange Juice-A; January 2026
(a)
Long 2 73 1
Frozen Concentrated Orange Juice-A; November 2025
(a)
Long 1 37 —
Gasoline RBOB; January 2026
(a)
Long 7 546 3
Gasoline RBOB; October 2025
(a)
Long 59 4,879 79
Gold 100 oz ; December 2025
(a)
Long 95 33,403 1,420
KC HRW Wheat; December 2025
(a)
Short 9 234 12
KC HRW Wheat; March 2026
(a)
Long 9 243 (6)
Lean Hogs; February 2026
(a)
Long 41 1,470 51
Live Cattle; February 2026
(a)
Long 53 5,136 242
LME Copper; December 2025
(a)
Long 11 2,728 75
LME Copper; December 2026
(a)
Short — — (91)
LME Copper; January 2026
(a)
Long 28 6,956 102
LME Copper; September 2025
(a)
Short — — (221)
LME Lead; January 2026
(a)
Long 3 151 (6)
LME Lead; November 2025
(a)
Short — — 13
LME Lead; September 2025
(a)
Short — — (21)
LME Nickel; January 2026
(a)
Long 6 559 1
LME Nickel; November 2025
(a)
Short — — (24)
LME Nickel; September 2025
(a)
Short — — (75)
LME Primary Alum; December 2025
(a)
Long 201 13,152 12
LME Primary Alum; December 2026
(a)
Short 37 2,464 122
LME Primary Alum; January 2026
(a)
Long 24 1,573 4
LME Primary Alum; November 2025
(a)
Short — — 119
LME Primary Alum; September 2025
(a)
Short — — (289)
LME Primary Alum; September 2025
(a)
Short — — 95
LME Zinc; December 2025
(a)
Long 15 1,058 (2)
LME Zinc; January 2026
(a)
Long 8 565 12
LME Zinc; November 2025
(a)
Short — — 28
LME Zinc; September 2025
(a)
Short — — (87)
Low Sulphur Gasoline; January 2026
(a)
Long 10 646 4
Low Sulphur Gasoline; October 2025
(a)
Long 84 5,649 (266)
Natural Gas; April 2027
(a)
Short 24 827 (5)
Natural Gas; April 2028
(a)
Short 15 493 5
Natural Gas; December 2026
(a)
Long 109 4,967 38
Natural Gas; January 2026
(a)
Short 97 4,116 803
Natural Gas; June 2027
(a)
Short 24 856 (26)
Natural Gas; June 2028
(a)
Short 15 511 (13)
Natural Gas; May 2027
(a)
Short 24 821 (6)
Natural Gas; May 2028
(a)
Short 15 489 10
Natural Gas; October 2025
(a)
Long 266 7,972 (1,156)
Natural Gas; October 2026
(a)
Long 49 1,938 (76)
NY Harbor ULSD; December 2025
(a)
Long 52 4,904 14
NY Harbor ULSD; January 2026
(a)
Long 6 565 (3)
Platinum; October 2025
(a)
Long 7 480 103
Silver; December 2025
(a)
Long 26 5,294 370
Silver; March 2026
(a)
Long 8 1,648 111
Soybean Future; January 2026
(a)
Long 34 1,823 44
Soybean Future; November 2025
(a)
Long 235 12,390 261
Soybean Meal; January 2026
(a)
Long 44 1,288 8

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Soybean Oil; January 2026
(a)
Long 18 $ 566 $ (18)
Soybean Oil; July 2026
(a)
Long 102 3,223 (48)
Sugar #11; March 2026
(a)
Long 53 1,010 (30)
Sugar #11; October 2025
(a)
Long 111 2,035 (2)
UK Emissions Allowance; December 2025
(a)
Long 9 646 30
US 10 Year Treasury Note; December 2025 Short 41 4,612 (17)
US 10 Year Treasury Ultra Note; December 2025 Short 115 13,157 (96)
US 2 Year Treasury Note; December 2025 Long 192 40,040 77
US 5 Year Treasury  Note; December 2025 Short 33 3,612 (18)
US Long Bond; December 2025 Short 23 2,628 (5)
US Ultra Bond; December 2025 Short 3 350 —
Wheat; December 2025
(a)
Short 30 801 46
Wheat; March 2026
(a)
Long 15 414 (2)
WTI Crude; January 2026
(a)
Short 28 1,756 2
WTI Crude; January 2026
(a)
Long 106 6,646 87
WTI Crude; October 2025
(a)
Long 28 1,792 (21)
Total $ 1,539
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/17/2025 MXN 3,538 $ 185 $ 4 $ —
Barclays Bank PLC 09/17/2025 BRL 987 $ 177 4 —
Barclays Bank PLC 09/17/2025 CNH 6,385 $ 893 5 —
BNP Paribas 09/02/2025 $ 2,647 EUR 2,300 — (44)
BNP Paribas 09/02/2025 $ 1,158 GBP 866 — (13)
Citigroup Inc 09/02/2025 EUR 1 AUD 1 — —
Citigroup Inc 09/02/2025 EUR 420 $ 489 2 —
Citigroup Inc 09/17/2025 BRL 1,137 $ 203 7 —
Citigroup Inc 09/17/2025 EUR 388 $ 453 2 —
Citigroup Inc 09/17/2025 JPY 66,985 $ 457 — —
Citigroup Inc 09/17/2025 $ 239 PEN 847 — (1)
Citigroup Inc 09/17/2025 $ 559 BRL 3,168 — (24)
Deutsche Bank AG 09/02/2025 EUR 1,913 $ 2,233 5 —
Deutsche Bank AG 09/17/2025 $ 91 BRL 513 — (3)
Deutsche Bank AG 10/02/2025 $ 2,358 EUR 2,017 — (5)
Goldman Sachs & Co 09/02/2025 GBP 1,014 $ 1,370 — —
Goldman Sachs & Co 09/17/2025 MXN 3,504 $ 184 3 —
Goldman Sachs & Co 10/02/2025 $ 1,371 GBP 1,014 — —
HSBC Securities Inc 09/02/2025 $ 622 JPY 92,052 — (5)
JPMorgan Chase 09/02/2025 $ 38 EUR 33 — (1)
JPMorgan Chase 09/02/2025 $ 226 GBP 169 — (2)
JPMorgan Chase 09/17/2025 $ 408 BRL 2,280 — (11)
UBS AG 09/02/2025 JPY 89,199 $ 607 — —
UBS AG 09/17/2025 $ 302 ZAR 5,377 — (3)
UBS AG 10/02/2025 $ 609 JPY 89,199 — —
Total $ 32 $ (112)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
August 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.44 N/A 5.00% Quarterly 06/20/2030 $ 3,583 $ 175 $ 84 $ 259
Total $ 175 $ 84 $ 259
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $3,583.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive 2.49% Annual Semiannual N/A 02/19/2054 EUR 307 $ 29 $ 2 $ 31
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 337 31 1 32
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 461 41 2 43
6 Month Euro Interbank Offered Rate Pay 2.46% Semiannual Annual N/A 03/22/2054 2 — — —
6 Month Euro Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 04/22/2054 398 34 1 35
6 Month Euro Interbank Offered Rate Receive 2.25% Annual Semiannual N/A 10/02/2054 370 55 3 58
6 Month Euro Interbank Offered Rate Pay 2.18% Semiannual Annual N/A 11/07/2054 73 (12) (1) (13)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.67% Maturity Maturity N/A 04/15/2029 $ 262 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.83% Maturity Maturity N/A 04/15/2028 345 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.65% Maturity Maturity N/A 04/15/2029 267 2 (1) 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.73% Maturity Maturity N/A 04/15/2028 255 2 — 2
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.53% Maturity Maturity N/A 04/15/2029 231 3 — 3
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.76% Maturity Maturity N/A 04/09/2027 1,200 4 — 4
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.40% Maturity Maturity N/A 04/09/2029 710 9 — 9
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.69% Maturity Maturity N/A 07/17/2030 1,141 2 — 2
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.80% Maturity Maturity N/A 07/15/2027 825 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.92% Maturity Maturity N/A 05/12/2027 3,305 3 — 3
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.90% Maturity Maturity N/A 04/15/2027 3,125 2 — 2
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.87% Maturity Maturity N/A 04/15/2028 499 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.79% Maturity Maturity N/A 04/15/2028 499 3 — 3
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.64% Maturity Maturity N/A 04/15/2029 399 2 — 2
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.73% Maturity Maturity N/A 04/15/2028 620 5 — 5
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.56% Maturity Maturity N/A 04/15/2029 480 5 — 5
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.65% Maturity Maturity N/A 07/15/2027 2,675 16 — 16
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.39% Maturity Maturity N/A 04/15/2030 325 (4) — (4)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.72% Maturity Maturity N/A 04/15/2029 399 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.84% Maturity Maturity N/A 04/15/2028 250 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.84% Maturity Maturity N/A 04/15/2028 249 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.59% Maturity Maturity N/A 01/29/2027 8,390 85 — 85
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.54% Maturity Maturity N/A 04/15/2029 199 2 — 2

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2028 $ 249 $ 2 $ — $ 2
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.53% Maturity Maturity N/A 04/15/2029 199 2 — 2
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2028 249 3 — 3
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.92% Maturity Maturity N/A 10/15/2027 1,145 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.68% Maturity Maturity N/A 04/15/2029 200 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.59% Maturity Maturity N/A 08/28/2035 645 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.43% Maturity Maturity N/A 04/15/2030 378 4 — 4
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.75% Maturity Maturity N/A 04/15/2029 381 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.88% Maturity Maturity N/A 04/15/2028 496 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.70% Maturity Maturity N/A 07/22/2030 373 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2029 399 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.83% Maturity Maturity N/A 04/15/2028 499 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2029 200 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.43% Maturity Maturity N/A 04/15/2030 186 2 — 2
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.46% Maturity Maturity N/A 08/28/2055 405 — — —
EUR - France Consumer Price Index Ex
Tobacco
Pay 2.02% Maturity Maturity N/A 03/15/2035 EUR 250 3 (1) 2
Eurostat Eurozone HICP ex Tobacco Receive 2.24% Maturity Maturity N/A 08/15/2055 72 — — —
Eurostat Eurozone HICP ex Tobacco Receive 2.23% Maturity Maturity N/A 08/15/2055 141 — — —
Eurostat Eurozone HICP ex Tobacco Receive 2.24% Maturity Maturity N/A 08/15/2055 107 — — —
Eurostat Eurozone HICP ex Tobacco Receive 2.24% Maturity Maturity N/A 08/15/2055 107 — — —
Eurostat Eurozone HICP ex Tobacco Receive 2.06% Maturity Maturity N/A 03/15/2035 250 (3) 1 (2)
Secured Overnight Financing Rate Receive 3.79% Annual Annual N/A 05/16/2026 $ 3,387 9 — 9
Secured Overnight Financing Rate Receive 3.81% Annual Annual N/A 05/16/2026 2,599 6 1 7
Secured Overnight Financing Rate Pay 3.80% Annual Annual N/A 05/16/2026 3,387 (9) — (9)
Secured Overnight Financing Rate Pay 3.90% Annual Annual N/A 05/16/2026 2,599 (5) — (5)
Tokyo Overnight Average Rate Receive 1.03% Annual Annual N/A 03/12/2027 JPY 496,691 (4) — (4)
Tokyo Overnight Average Rate Receive 1.02% Annual Annual N/A 03/12/2027 460,140 (4) — (4)
Tokyo Overnight Average Rate Pay 2.04% Annual Annual N/A 08/12/2045 15,913 (2) — (2)
Tokyo Overnight Average Rate Receive 1.30% Annual Annual N/A 08/13/2035 28,574 2 — 2
Tokyo Overnight Average Rate Pay 2.04% Annual Annual N/A 08/12/2045 16,003 (2) — (2)
Tokyo Overnight Average Rate Receive 1.30% Annual Annual N/A 08/13/2035 28,403 2 — 2
Tokyo Overnight Average Rate Pay 2.03% Annual Annual N/A 08/12/2045 9,959 (1) — (1)
Tokyo Overnight Average Rate Receive 0.70% Annual Annual N/A 05/11/2027 155,484 2 — 2
Tokyo Overnight Average Rate Receive 1.29% Annual Annual N/A 08/13/2035 15,851 1 — 1
Tokyo Overnight Average Rate Receive 1.00% Annual Annual N/A 03/12/2027 202,964 (1) — (1)
Tokyo Overnight Average Rate Receive 0.68% Annual Annual N/A 04/21/2027 194,705 3 — 3
Tokyo Overnight Average Rate Receive 0.69% Annual Annual N/A 04/21/2027 196,981 3 — 3
United Kingdom Retail Prices Index Receive 3.32% Maturity Maturity N/A 08/15/2030 GBP 462 3 — 3
United Kingdom Retail Prices Index Receive 3.35% Maturity Maturity N/A 08/15/2030 371 2 — 2
United Kingdom Retail Prices Index Pay 3.20% Maturity Maturity N/A 08/15/2035 371 (1) — (1)
United Kingdom Retail Prices Index Receive 3.37% Maturity Maturity N/A 08/15/2029 852 3 — 3
United Kingdom Retail Prices Index Receive 3.43% Maturity Maturity N/A 07/15/2029 1,020 3 — 3
United Kingdom Retail Prices Index Receive 3.46% Maturity Maturity N/A 07/15/2030 218 — — —
United Kingdom Retail Prices Index Receive 3.49% Maturity Maturity N/A 07/15/2029 500 — — —
United Kingdom Retail Prices Index Pay 3.43% Maturity Maturity N/A 07/15/2027 500 (1) — (1)
United Kingdom Retail Prices Index Pay 3.27% Maturity Maturity N/A 07/15/2035 218 — 1 1
United Kingdom Retail Prices Index Receive 3.41% Maturity Maturity N/A 07/15/2030 445 1 — 1
United Kingdom Retail Prices Index Pay 3.26% Maturity Maturity N/A 08/15/2027 852 (3) — (3)
United Kingdom Retail Prices Index Receive 3.42% Maturity Maturity N/A 07/15/2029 521 1 — 1
United Kingdom Retail Prices Index Pay 3.30% Maturity Maturity N/A 07/15/2027 521 (3) — (3)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
United Kingdom Retail Prices Index Receive 3.34% Maturity Maturity N/A 07/15/2030 GBP 355 $ 3 $ — $ 3
United Kingdom Retail Prices Index Pay 3.20% Maturity Maturity N/A 07/15/2027 1,170 (9) — (9)
United Kingdom Retail Prices Index Receive 3.34% Maturity Maturity N/A 07/15/2029 1,170 8 — 8
United Kingdom Retail Prices Index Receive 3.32% Maturity Maturity N/A 07/15/2030 535 4 1 5
United Kingdom Retail Prices Index Pay 3.20% Maturity Maturity N/A 07/15/2035 535 (3) — (3)
United Kingdom Retail Prices Index Pay 3.23% Maturity Maturity N/A 07/15/2027 1,170 (8) — (8)
United Kingdom Retail Prices Index Receive 3.36% Maturity Maturity N/A 07/15/2029 1,170 7 — 7
United Kingdom Retail Prices Index Receive 3.35% Maturity Maturity N/A 07/15/2030 540 4 — 4
United Kingdom Retail Prices Index Pay 3.21% Maturity Maturity N/A 07/15/2035 540 (2) — (2)
United Kingdom Retail Prices Index Receive 3.35% Maturity Maturity N/A 07/15/2030 449 3 — 3
United Kingdom Retail Prices Index Receive 3.37% Maturity Maturity N/A 07/15/2030 445 2 — 2
United Kingdom Retail Prices Index Pay 3.28% Maturity Maturity N/A 07/15/2027 510 (3) — (3)
United Kingdom Retail Prices Index Receive 3.41% Maturity Maturity N/A 07/15/2029 510 2 — 2
United Kingdom Retail Prices Index Receive 3.39% Maturity Maturity N/A 07/15/2030 223 1 — 1
United Kingdom Retail Prices Index Pay 3.24% Maturity Maturity N/A 07/15/2035 223 — — —
United Kingdom Retail Prices Index Pay 3.24% Maturity Maturity N/A 07/15/2035 227 — — —
United Kingdom Retail Prices Index Receive 3.40% Maturity Maturity N/A 07/15/2030 227 1 — 1
United Kingdom Retail Prices Index Pay 3.32% Maturity Maturity N/A 07/15/2027 1,020 (5) — (5)
United Kingdom Retail Prices Index Pay 3.24% Maturity Maturity N/A 07/15/2035 445 — — —
US Federal Funds Effective Rate
(continuous series)
Pay 4.27% Annual Annual N/A 09/17/2025 $ 140,740 (13) — (13)
US Federal Funds Effective Rate
(continuous series)
Pay 4.32% Annual Annual N/A 09/17/2025 34,161 (1) — (1)
US Federal Funds Effective Rate
(continuous series)
Pay 4.28% Annual Annual N/A 09/17/2025 41,984 (4) — (4)
US Federal Funds Effective Rate
(continuous series)
Pay 4.31% Annual Annual N/A 09/17/2025 70,690 (3) — (3)
US Federal Funds Effective Rate
(continuous series)
Pay 4.29% Annual Annual N/A 09/17/2025 70,360 (5) — (5)
US Federal Funds Effective Rate
(continuous series)
Pay 4.31% Annual Annual N/A 09/17/2025 70,304 (3) — (3)
Total $ 326 $ 10 $ 336
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2025
See accompanying notes.

Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset Liability
Bank of America
NA
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.12%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/03/2025 $ 13 $ — $ 164 $ —
Bank of America
NA
(a)
3 Month US Treasury Bill
High Rate + 0.25%
CRB Total Return Index Monthly 05/01/2026 4 — 55 —
Citigroup Inc
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/03/2025 45 — 550 —
Citigroup Inc
(a)
3 Month US Treasury Bill
High Rate + 0.24%
CRB Total Return Index Monthly 05/01/2026 7 — 98 —
Goldman Sachs &
Co
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/03/2025 37 — 454 —
Goldman Sachs &
Co
(a)
0.21% Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/04/2025 6 — — (2)
Goldman Sachs &
Co
(a)
0.25% Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/04/2025 19 — — (6)
Goldman Sachs &
Co
(a)
0.18% Bloomberg Cotton Subindex Monthly 11/04/2025 28 — — (7)
JPMorgan Chase
(a)
0.25% Bloomberg Cotton Subindex Monthly 11/04/2025 47 — — (11)
Total $ — $ 1,321 $ (26)
Amounts in thousands.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.

Schedule of Investments
Edge MidCap Fund
August 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 1 .40 % Shares Held Value (000's)
Money Market Funds - 1 .40%
Principal Government Money Market Fund - Class
R-6 4.20%
(a),(b)
741,753 $ 742
TOTAL INVESTMENT COMPANIES $ 742
COMMON STOCKS - 98 .72 % Shares Held Value (000's)
Advertising - 0 .26%
Interpublic Group of Cos Inc/The 5,037 $ 135
Automobile Parts & Equipment - 1 .96%
Autoliv Inc 8,348 1,036
Banks - 2 .58%
Cullen/Frost Bankers Inc 10,598 1,367
Building Materials - 2 .52%
Lennox International Inc 2,387 1,332
Chemicals - 2 .62%
RPM International Inc 11,073 1,388
Commercial Services - 2 .39%
Morningstar Inc 4,813 1,263
Computers - 0 .29%
Amdocs Ltd 1,805 154
Consumer Products - 3 .44%
Avery Dennison Corp 7,088 1,217
WD-40 Co 2,792 603
$ 1,820
Diversified Financial Services - 4 .89%
Hamilton Lane Inc 9,140 1,411
LPL Financial Holdings Inc 3,220 1,174
$ 2,585
Electric - 4 .59%
Alliant Energy Corp 21,433 1,395
Talen Energy Corp
(c)
2,724 1,032
$ 2,427
Electronics - 3 .37%
nVent Electric PLC 19,699 1,781
Entertainment - 3 .18%
Live Nation Entertainment Inc
(c)
10,107 1,683
Hand & Machine Tools - 8 .11%
Lincoln Electric Holdings Inc 6,651 1,614
MSA Safety Inc 8,240 1,405
Snap-on Inc 3,930 1,278
$ 4,297
Healthcare - Products - 4 .99%
Bio-Techne Corp 21,255 1,161
STERIS PLC 6,036 1,479
$ 2,640
Healthcare - Services - 2 .05%
Universal Health Services Inc 5,971 1,084
Insurance - 5 .73%
Fidelity National Financial Inc 21,258 1,273
Kinsale Capital Group Inc 1,827 836
Markel Group Inc
(c)
467 915
$ 3,024
Leisure Products & Services - 1 .31%
YETI Holdings Inc
(c)
19,743 694
Lodging - 2 .42%
Hyatt Hotels Corp 8,875 1,280
Machinery - Diversified - 2 .18%
Nordson Corp 5,112 1,151
Oil & Gas - 4 .13%
Coterra Energy Inc 26,943 658
HF Sinclair Corp 10,576 538
Permian Resources Corp 69,064 988
$ 2,184
Pharmaceuticals - 1 .93%
Cardinal Health Inc 6,862 1,021
Pipelines - 1 .45%
DT Midstream Inc 7,365 767
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .25%
Alexandria Real Estate Equities Inc 5,100 $ 420
Equity LifeStyle Properties Inc 19,594 1,181
Essential Properties Realty Trust Inc 32,613 1,021
Terreno Realty Corp 21,100 1,219
$ 3,841
Retail - 8 .41%
Casey's General Stores Inc 3,232 1,598
Tractor Supply Co 27,480 1,697
Williams-Sonoma Inc 6,130 1,154
$ 4,449
Semiconductors - 3 .64%
Monolithic Power Systems Inc 1,889 1,579
Teradyne Inc 2,959 350
$ 1,929
Software - 9 .25%
Cloudflare Inc
(c)
6,757 1,410
Fair Isaac Corp
(c)
805 1,225
HubSpot Inc
(c)
2,144 1,036
Tyler Technologies Inc
(c)
2,166 1,219
$ 4,890
Transportation - 1 .70%
Expeditors International of Washington Inc 7,442 897
Water - 2 .08%
Essential Utilities Inc 27,826 1,099
TOTAL COMMON STOCKS $ 52,218
Total Investments $ 52,960
Other Assets and Liabilities -  (0.12)% (61)
TOTAL NET ASSETS - 100.00% $ 52,899
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Edge MidCap Fund
August 31, 2025
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales August 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.20% $ 975 $ 23,123 $ 23,356 $ 742
$ 975 $ 23,123 $ 23,356 $ 742
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.20% $ 48 $ — $ — $ —
$ 48 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Global Listed Infrastructure Fund
August 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 3 .77 % Shares Held Value (000's)
Money Market Funds - 3 .77%
BlackRock Liquidity FedFund - Institutional Class
4.18%
(a),(b)
1,933,311 $ 1,933
Principal Government Money Market Fund - Class
R-6 4.20%
(a),(c)
2,721,464 2,721
$ 4,654
TOTAL INVESTMENT COMPANIES $ 4,654
COMMON STOCKS - 97 .72 % Shares Held Value (000's)
Commercial Services - 5 .17%
Atlas Arteria Ltd 1,035,509 $ 3,607
Motiva Infraestrutura de Mobilidade SA 1,043,422 2,779
$ 6,386
Electric - 40 .57%
Boralex Inc
(d)
87,966 1,850
CenterPoint Energy Inc 103,829 3,915
CMS Energy Corp 53,638 3,839
DTE Energy Co 15,446 2,111
Elia Group SA/NV 27,490 3,145
Emera Inc 63,800 3,039
Entergy Corp 57,648 5,078
National Grid PLC 394,647 5,543
NextEra Energy Inc 121,730 8,771
Northwestern Energy Group Inc 27,383 1,575
PG&E Corp 171,047 2,614
Sempra 56,978 4,704
Xcel Energy Inc 53,850 3,898
$ 50,082
Engineering & Construction - 10 .47%
Aeroports de Paris SA 27,300 3,593
Beijing Capital International Airport Co Ltd
(e)
4,408,000 1,674
Cellnex Telecom SA
(e),(f)
100,825 3,589
China Tower Corp Ltd
(f)
1,078,000 1,629
Enav SpA
(f)
371,021 1,826
Sarana Menara Nusantara Tbk PT 16,464,900 614
$ 12,925
Gas - 2 .09%
ENN Energy Holdings Ltd 319,000 2,582
Pipelines - 12 .34%
APA Group 594,702 3,425
DT Midstream Inc 19,507 2,032
Gibson Energy Inc 191,100 3,622
Williams Cos Inc/The 106,424 6,160
$ 15,239
REITs - 9 .03%
American Tower Corp 29,718 6,058
Crown Castle Inc 38,751 3,842
Equinix Inc 1,587 1,247
$ 11,147
Telecommunications - 1 .16%
Indus Towers Ltd
(e)
372,144 1,430
Transportation - 10 .83%
Canadian National Railway Co 26,700 2,585
CSX Corp 132,098 4,294
Norfolk Southern Corp 3,359 940
Rumo SA 795,158 2,140
Union Pacific Corp 15,282 3,417
$ 13,376
Water - 6 .06%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
90,400 2,037
Guangdong Investment Ltd 2,512,524 2,363
Severn Trent PLC 88,081 3,077
$ 7,477
TOTAL COMMON STOCKS $ 120,644
Total Investments $ 125,298
Other Assets and Liabilities -  (1.49)% (1,834)
TOTAL NET ASSETS - 100.00% $ 123,464
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,933 or
1.57% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,831 or 1.48% of net assets.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,044 or 5.71% of net assets.

Schedule of Investments
Global Listed Infrastructure Fund
August 31, 2025
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales August 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.20% $ 438 $ 88,688 $ 86,405 $ 2,721
$ 438 $ 88,688 $ 86,405 $ 2,721
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.20% $ 89 $ — $ — $ —
$ 89 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 21.83% Shares Held Value (000's)
Closed-End Funds - 0.54%
BlackRock Municipal Income Quality Trust 35,682 $ 377
BlackRock Municipal Income Trust 9,761 95
BlackRock Municipal Income Trust II 9,761 97
BlackRock MuniHoldings Fund Inc 11,454 128
BlackRock MuniHoldings Quality Fund II Inc 11,454 109
BlackRock MuniYield Quality Fund III Inc 6,330 67
BlackRock MuniYield Quality Fund Inc 34,708 384
Franklin Universal Trust 13,568 108
Invesco Municipal Opportunity Trust 18,794 173
Invesco Value Municipal Income Trust 27,502 324
Nuveen AMT-Free Municipal Credit Income Fund 32,880 390
Saba Capital Income & Opportunities Fund 5,486 46
$ 2,298
Exchange-Traded Funds - 1.78%
iShares Floating Rate Bond ETF 36,208 1,848
iShares MSCI EAFE Value ETF 14,920 999
iShares Russell 2000 ETF 514 121
iShares Russell 2000 Growth ETF 180 55
iShares Russell 2000 Value ETF 535 93
PGIM AAA CLO ETF 57,450 2,960
Vanguard Value ETF 8,670 1,589
$ 7,665
Money Market Funds - 19.51%
BlackRock Liquidity FedFund - Institutional Class
4.18%
(a),(b)
4,191,579 4,192
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.19%
(a),(b)
3,511,760 3,512
Principal Government Money Market Fund - Class
R-6 4.20%
(a),(c)
76,100,762 76,101
$ 83,805
TOTAL INVESTMENT COMPANIES $ 93,768
COMMON STOCKS - 35.07% Shares Held Value (000's)
Advertising - 0.48%
Dentsu Group Inc
(d)
3,500 $ 69
Interpublic Group of Cos Inc/The
(e)
63,429 1,702
National CineMedia Inc 8,508 38
Omnicom Group Inc 2,961 232
Publicis Groupe SA 110 10
$ 2,051
Aerospace & Defense - 0.74%
Airbus SE 104 22
CAE Inc
(d),(f)
600 16
Firefly Aerospace Inc
(f)
145 7
General Dynamics Corp
(d)
1,356 440
General Electric Co
(d)
1,586 437
HEICO Corp - Class A
(d)
465 114
Hexcel Corp 1,161 73
Howmet Aerospace Inc
(d)
1,171 204
L3Harris Technologies Inc
(d)
804 223
Lockheed Martin Corp
(d)
515 234
MTU Aero Engines AG 324 144
Northrop Grumman Corp 277 163
Rolls-Royce Holdings PLC
(d)
3,610 52
RTX Corp 1,971 313
Safran SA 474 158
Singapore Technologies Engineering Ltd 2,100 13
Spirit AeroSystems Holdings Inc
(f)
13,046 542
Voyager Technologies Inc
(f)
269 8
$ 3,163
Agriculture - 0.17%
Altria Group Inc
(d)
3,006 202
Archer-Daniels-Midland Co 2,289 144
Philip Morris International Inc
(d)
2,248 375
$ 721
COMMON STOCKS (continued) Shares Held Value (000’s)
Airlines - 0.30%
ANA Holdings Inc
(d)
11,100 $ 224
Delta Air Lines Inc
(d)
6,061 375
Japan Airlines Co Ltd
(d)
21,100 449
Qantas Airways Ltd 28,632 219
United Airlines Holdings Inc
(f)
279 29
$ 1,296
Apparel - 0.41%
Asics Corp 600 16
Carter's Inc 1,243 35
Deckers Outdoor Corp
(d),(f)
2,049 246
Gildan Activewear Inc
(d)
3,000 164
Hanesbrands Inc
(f)
46,484 293
NIKE Inc
(d)
1,481 114
On Holding AG
(f)
833 38
Ralph Lauren Corp 975 289
Skechers USA Inc
(f)
3,799 240
Steven Madden Ltd 2,252 65
Tapestry Inc 2,593 264
$ 1,764
Automobile Manufacturers - 0.28%
Bayerische Motoren Werke AG 539 56
Blue Bird Corp
(f)
1,611 94
Cummins Inc 408 162
Daimler Truck Holding AG 2,096 99
Ford Motor Co 17,508 206
Mercedes-Benz Group AG 2,903 182
Renault SA 1,680 66
Stellantis NV 7,291 70
Subaru Corp
(d)
3,800 74
Tesla Inc
(d),(f)
356 119
Volvo AB - B Shares 2,879 89
Zapp Electric Vehicles Group Ltd - Warrants
(f)
1,167 —
$ 1,217
Automobile Parts & Equipment - 0.23%
Aisin Corp 4,900 80
Aptiv PLC
(d),(f)
3,402 271
Denso Corp
(d)
5,700 82
Gentex Corp 2,330 65
Goodyear Tire & Rubber Co/The
(f)
5,534 47
Magna International Inc
(d)
4,500 206
Phinia Inc 1,108 65
Sumitomo Electric Industries Ltd 4,600 129
Visteon Corp 217 27
$ 972
Banks - 1.14%
AIB Group PLC 1,088 9
Atlantic Union Bankshares Corp 1,794 64
Banco Bilbao Vizcaya Argentaria SA 10,194 186
Banco BPM SpA 1,313 18
Bank of America Corp
(d)
3,847 195
Bank of New York Mellon Corp/The 297 31
Bank OZK 1,191 62
Banner Corp 795 53
BOC Hong Kong Holdings Ltd 33,000 150
Cadence Bank 3,432 129
Citigroup Inc
(d)
2,660 257
Citizens Financial Group Inc
(d)
785 41
Columbia Banking System Inc 2,100 56
Computershare Ltd 4,601 114
Concordia Financial Group Ltd 14,700 111
CVB Financial Corp 3,280 66
DBS Group Holdings Ltd 940 37
Enterprise Financial Services Corp 690 42
Erste Group Bank AG 428 41
Fifth Third Bancorp
(d)
928 42
FinecoBank Banca Fineco SpA 10,054 221
First Hawaiian Inc 2,266 59
First Interstate BancSystem Inc 3,192 104
FNB Corp/PA 3,567 60

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The 135 $ 101
Home BancShares Inc/AR 2,467 73
Huntington Bancshares Inc/OH 499 9
Intesa Sanpaolo SpA 6,980 44
JPMorgan Chase & Co
(d)
1,093 329
KeyCorp 3,024 59
Lloyds Banking Group PLC
(d)
112,061 120
M&T Bank Corp
(d)
694 139
Morgan Stanley 861 129
Northern Trust Corp 69 9
Old National Bancorp/IN 2,945 67
PNC Financial Services Group Inc/The 149 31
Prosperity Bancshares Inc 630 44
Regions Financial Corp 4,523 124
Renasant Corp 1,053 41
Resona Holdings Inc 6,300 63
Seacoast Banking Corp of Florida 1,240 39
Simmons First National Corp 3,158 66
Standard Chartered PLC
(d)
2,717 51
State Street Corp 28 3
Stellar Bancorp Inc 1,570 49
Sumitomo Mitsui Financial Group Inc
(d)
1,500 41
Sumitomo Mitsui Trust Group Inc
(d)
3,800 108
Truist Financial Corp 472 22
UniCredit SpA 2,205 171
United Community Banks Inc/GA 1,396 47
US Bancorp
(d)
3,310 162
Veritex Holdings Inc 10,703 368
Wells Fargo & Co 2,937 242
$ 4,899
Beverages - 0.30%
Coca-Cola Co/The 4,199 290
Coca-Cola HBC AG
(d),(f)
1,721 87
Constellation Brands Inc
(d)
1,365 222
Keurig Dr Pepper Inc 5,220 152
Kirin Holdings Co Ltd 7,900 115
Molson Coors Beverage Co
(d)
1,807 91
Monster Beverage Corp
(d),(f)
2,458 153
PepsiCo Inc 1,059 157
Vita Coco Co Inc/The
(f)
543 19
$ 1,286
Biotechnology - 0.66%
89bio Inc
(f)
247 2
ACADIA Pharmaceuticals Inc
(f)
251 7
ADMA Biologics Inc
(f)
470 8
Akero Therapeutics Inc
(f)
138 6
Akouos Inc - Contingent Value Rights
(f),(g)
4,410 2
Alnylam Pharmaceuticals Inc
(d),(f)
216 96
Amicus Therapeutics Inc
(f)
2,265 17
Anavex Life Sciences Corp
(f)
164 2
ANI Pharmaceuticals Inc
(f)
37 3
Apogee Therapeutics Inc
(f)
328 12
Arcellx Inc
(f)
73 5
Arcutis Biotherapeutics Inc
(f)
205 3
Ardelyx Inc
(f)
403 3
Argenx SE
(f)
80 57
Arrowhead Pharmaceuticals Inc
(f)
243 5
ARS Pharmaceuticals Inc
(f)
108 1
Aurinia Pharmaceuticals Inc
(f)
236 3
Avidity Biosciences Inc
(f)
721 34
Axsome Therapeutics Inc
(f)
263 32
Beam Therapeutics Inc
(f)
201 3
BioCryst Pharmaceuticals Inc
(f)
441 4
Biogen Inc
(d),(f)
3,933 520
Biohaven Ltd
(f)
181 3
BioMarin Pharmaceutical Inc
(d),(f)
5,220 304
Bridgebio Pharma Inc
(f)
315 16
Celcuity Inc
(f)
58 3
Celldex Therapeutics Inc
(f)
833 18
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
CG oncology Inc
(f)
524 $ 14
Cogent Biosciences Inc
(f)
219 3
Corteva Inc 189 14
Crinetics Pharmaceuticals Inc
(f)
754 23
CRISPR Therapeutics AG
(f)
179 9
CSL Ltd 50 7
Cytokinetics Inc
(f)
559 20
Denali Therapeutics Inc
(f)
271 4
Disc Medicine Inc
(f)
318 19
Dynavax Technologies Corp
(f)
211 2
Dyne Therapeutics Inc
(f)
189 3
Edgewise Therapeutics Inc
(f)
145 2
Genmab A/S
(f)
705 176
Gilead Sciences Inc
(d)
5,048 569
Ideaya Biosciences Inc
(f)
169 4
Illumina Inc
(d),(f)
291 29
Immunovant Inc
(f)
136 2
Incyte Corp
(d),(f)
3,386 286
Inhibrx Inc - Contingent Value Rights
(f),(g)
4,407 3
Innoviva Inc
(f)
128 3
Insmed Inc
(f)
477 65
Intellia Therapeutics Inc
(f)
213 2
Janux Therapeutics Inc
(f)
77 2
Krystal Biotech Inc
(f)
51 8
Kymera Therapeutics Inc
(f)
528 22
Ligand Pharmaceuticals Inc
(f)
39 6
Liquidia Corp
(f)
128 4
Novavax Inc
(f)
301 2
Nuvalent Inc
(f)
334 26
Praxis Precision Medicines Inc
(f)
36 2
PTC Therapeutics Inc
(f)
621 31
Recursion Pharmaceuticals Inc
(f)
689 3
Regeneron Pharmaceuticals Inc
(d)
126 73
Revolution Medicines Inc
(f)
756 29
Royalty Pharma PLC 1,567 56
Scholar Rock Holding Corp
(f)
492 16
Soleno Therapeutics Inc
(f)
262 18
Structure Therapeutics Inc ADR
(f)
257 5
Swedish Orphan Biovitrum AB
(f)
2,001 61
Tarsus Pharmaceuticals Inc
(f)
78 5
Tevogen Bio Holdings Inc - Warrants
(f)
597 —
TG Therapeutics Inc
(f)
305 9
Travere Therapeutics Inc
(f)
174 3
Vera Therapeutics Inc
(f)
102 2
Veracyte Inc
(f)
156 5
Vericel Corp
(f)
102 4
Viridian Therapeutics Inc
(f)
139 3
WaVe Life Sciences Ltd
(f)
232 2
Xenon Pharmaceuticals Inc
(f)
146 6
$ 2,831
Building Materials - 0.23%
Amrize Ltd
(f)
102 5
Builders FirstSource Inc
(f)
360 50
Cemex SAB de CV ADR 3,703 34
CRH PLC 551 62
James Hardie Industries PLC
(f)
5,969 120
Johnson Controls International plc 1,770 189
Masco Corp
(d)
1,680 123
Modine Manufacturing Co
(f)
298 41
ROCKWOOL A/S 284 11
Trane Technologies PLC
(d)
517 215
Vulcan Materials Co
(d)
432 126
$ 976
Chemicals - 0.76%
Asahi Kasei Corp
(d)
13,700 112
Cabot Corp 661 54
CF Industries Holdings Inc
(d)
4,177 362
DuPont de Nemours Inc
(d)
21,612 1,662
Eastman Chemical Co
(d)
2,918 205

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Ecolab Inc 172 $ 48
FMC Corp 708 28
Linde PLC 812 388
LyondellBasell Industries NV 3,127 176
Mativ Holdings Inc 2,855 36
PPG Industries Inc 1,267 141
Quaker Chemical Corp 471 68
$ 3,280
Commercial Services - 0.89%
Adtalem Global Education Inc
(f)
522 68
Alight Inc 13,650 53
Altaba Inc - Escrow
(f)
837,142 1,063
Automatic Data Processing Inc
(d)
835 254
Booz Allen Hamilton Holding Corp 465 51
Cintas Corp 224 47
CoreCivic Inc
(f)
2,533 51
Corpay Inc
(f)
629 205
Edenred SE 3,443 100
GEO Group Inc/The
(f)
1,219 25
H&R Block Inc 810 41
Laureate Education Inc
(f)
4,099 113
Loomis AB 1,232 55
PayPal Holdings Inc
(d),(f)
4,463 313
PROG Holdings Inc 1,872 66
Progyny Inc
(f)
2,571 61
Remitly Global Inc
(f)
3,962 73
Repay Holdings Corp
(f)
5,384 32
S&P Global Inc 406 223
Shift4 Payments Inc
(f)
918 83
Stride Inc
(f)
218 36
TOPPAN Holdings Inc 7,700 198
TransUnion 778 69
TriNet Group Inc 1,069 77
United Rentals Inc
(d)
261 249
Upbound Group Inc 3,683 94
Verra Mobility Corp
(f)
5,312 132
$ 3,832
Computers - 1.92%
Accenture PLC - Class A 1,915 497
Apple Inc
(d)
9,710 2,254
CACI International Inc
(f)
126 60
Cantaloupe Inc
(f)
23,659 257
Cognizant Technology Solutions Corp 2,878 208
CyberArk Software Ltd
(e),(f)
6,840 3,101
Dell Technologies Inc 1,184 145
ExlService Holdings Inc
(f)
1,396 61
Grid Dynamics Holdings Inc
(f)
3,904 32
Hewlett Packard Enterprise Co
(d)
11,354 256
HP Inc 2,204 63
International Business Machines Corp 201 49
Leidos Holdings Inc
(d)
661 120
Maximus Inc 1,118 98
NCR Voyix Corp
(f)
4,053 53
NetApp Inc 1,027 116
NetScout Systems Inc
(f)
2,739 68
Otsuka Corp
(d)
1,200 25
PAR Technology Corp
(f)
419 21
SCSK Corp
(d)
3,000 96
Seagate Technology Holdings PLC 943 158
Western Digital Corp
(d)
5,736 461
WNS Holdings Ltd
(f)
407 31
$ 8,230
Consumer Products - 0.13%
Avery Dennison Corp 994 171
Clorox Co/The
(d)
1,885 223
Helen of Troy Ltd
(f)
2,293 56
Kimberly-Clark Corp 746 96
$ 546
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0.12%
Colgate-Palmolive Co 1,499 $ 126
Prestige Consumer Healthcare Inc
(f)
100 7
Procter & Gamble Co/The 1,974 310
Unilever PLC 1,470 93
$ 536
Distribution & Wholesale - 0.19%
AddTech AB 470 16
Fastenal Co
(d)
6,238 310
LKQ Corp
(d)
4,956 162
MRC Global Inc
(f)
6,539 99
Rush Enterprises Inc - Class A 637 37
Toyota Tsusho Corp
(d)
5,200 138
WW Grainger Inc 35 35
$ 797
Diversified Financial Services - 1.89%
4L Technologies
(f),(g)
24,306 —
Air Lease Corp 879 53
Ally Financial Inc 1,996 82
American Express Co
(d)
711 235
Ameriprise Financial Inc 30 15
Apollo Global Management Inc
(d)
741 101
ASX Ltd 330 14
Blackrock Inc 84 95
Bread Financial Holdings Inc 929 62
Capital One Financial Corp
(d)
624 142
Cboe Global Markets Inc 511 121
Charles Schwab Corp/The
(d)
3,065 294
CME Group Inc 1,144 304
Dave Inc
(f)
54 12
Element Comm Aviation
(f),(g),(h)
280 —
Enova International Inc
(f)
942 114
Evercore Inc - Class A 203 65
EZCORP Inc
(f)
2,838 47
Federal Agricultural Mortgage Corp 273 57
Franklin Resources Inc 3,370 87
Guild Holdings Co 3,784 75
Hamilton Lane Inc 260 40
IGM Financial Inc
(d)
700 25
Interactive Brokers Group Inc - A Shares 1,467 91
Intercontinental Exchange Inc 1,264 223
Invesco Ltd 177 4
Japan Exchange Group Inc 19,700 206
Mastercard Inc
(d)
862 513
Mr Cooper Group Inc
(e),(f)
16,791 3,166
Nasdaq Inc 2,316 219
Navient Corp 4,324 59
PJT Partners Inc 440 79
Radian Group Inc 1,993 70
Raymond James Financial Inc
(d)
1,403 238
Singapore Exchange Ltd 3,300 43
Synchrony Financial
(d)
3,275 250
T Rowe Price Group Inc 1,037 112
TPG Inc 1,310 79
Tradeweb Markets Inc
(d)
969 119
Visa Inc
(d)
1,697 597
Voya Financial Inc 440 33
$ 8,141
Electric - 0.69%
ALLETE Inc 1,822 117
Ameresco Inc
(f)
5,195 132
CLP Holdings Ltd 1,500 13
Consolidated Edison Inc 450 44
Constellation Energy Corp
(d)
1,891 582
Dominion Energy Inc 869 52
DTE Energy Co 648 89
Duke Energy Corp 249 31
Edison International
(d)
3,327 187
EDP Renovaveis SA 8,855 104
Eversource Energy
(d)
2,025 130

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 1,533 $ 67
Iberdrola SA 5,455 103
Kansai Electric Power Co Inc/The 4,400 61
NRG Energy Inc
(d)
3,706 539
PG&E Corp
(d)
12,790 195
Sempra 917 76
Vistra Corp
(d)
2,265 428
$ 2,950
Electrical Components & Equipment - 0.21%
ABB Ltd 340 23
Acuity Inc 146 48
AMETEK Inc 190 35
Eaton Corp PLC
(d)
306 107
Emerson Electric Co 1,560 206
Energizer Holdings Inc 1,593 44
Generac Holdings Inc
(d),(f)
1,999 370
Novanta Inc
(f)
260 30
Prysmian SpA 447 39
Zeo Energy Corp - Warrants
(f)
524 —
$ 902
Electronics - 0.92%
Allegion plc 1,924 327
Amphenol Corp
(d)
3,097 337
Brady Corp 813 63
Celestica Inc
(d),(f)
200 39
Coherent Corp
(f)
372 34
Flex Ltd
(f)
1,298 69
Fortive Corp 3,481 167
Garmin Ltd 273 66
Honeywell International Inc
(e)
9,169 2,013
Jabil Inc 1,165 239
Keysight Technologies Inc
(d),(f)
1,059 173
NIDEC CORP
(d)
6,000 129
SCREEN Holdings Co Ltd
(d)
400 30
TDK Corp 5,900 76
TE Connectivity PLC 258 53
Trimble Inc
(f)
352 28
TTM Technologies Inc
(f)
1,204 54
Vishay Intertechnology Inc 3,733 58
$ 3,955
Energy - Alternate Sources - 0.07%
First Solar Inc
(f)
291 57
NEXTracker Inc
(f)
735 49
Vestas Wind Systems A/S 9,179 183
$ 289
Engineering & Construction - 0.38%
ACS Actividades de Construccion y Servicios SA 2,235 169
AECOM
(d)
1,855 232
Aena SME SA
(i)
782 23
Bouygues SA 2,171 93
Centuri Holdings Inc
(f)
1,495 32
Eiffage SA 418 52
Fluor Corp
(f)
896 37
Jacobs Solutions Inc
(d)
1,375 201
Obayashi Corp
(d)
9,700 157
Skanska AB 8,446 210
Stantec Inc 1,500 163
Vinci SA 934 127
WSP Global Inc
(d)
700 142
$ 1,638
Entertainment - 0.16%
Caesars Entertainment Inc
(f)
8,997 241
DraftKings Inc
(f)
1,927 92
Entain PLC 504 6
Evolution AB
(i)
479 41
Flutter Entertainment PLC
(f)
263 81
Genting Singapore Ltd 105,600 59
Live Nation Entertainment Inc
(f)
697 116
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Monarch Casino & Resort Inc 505 $ 53
$ 689
Environmental Control - 0.13%
Casella Waste Systems Inc
(f)
531 52
Pentair PLC 2,010 216
Republic Services Inc 447 105
Veralto Corp 1,581 168
Waste Management Inc 43 10
$ 551
Food - 1.27%
Conagra Brands Inc 10,214 195
General Mills Inc 3,559 176
George Weston Ltd
(d)
600 39
Grocery Outlet Holding Corp
(f)
3,711 67
Kellanova
(e)
33,691 2,679
Kraft Heinz Co/The 39,190 1,096
Kroger Co/The 2,162 146
Loblaw Cos Ltd
(d)
400 16
Marks & Spencer Group PLC
(d)
4,286 20
Mondelez International Inc 2,386 147
Orkla ASA 972 11
Saputo Inc 9,600 240
Seven & i Holdings Co Ltd 1,000 13
Sysco Corp 533 43
The Campbell's Company 8,146 260
Tyson Foods Inc 4,622 263
WK Kellogg Co 2,101 48
$ 5,459
Gas - 0.05%
Centrica PLC
(d)
9,520 21
New Jersey Resources Corp 1,261 60
NiSource Inc 1,038 44
Spire Inc 814 62
UGI Corp 1,342 46
$ 233
Hand & Machine Tools - 0.23%
Fuji Electric Co Ltd
(d)
1,100 69
Kennametal Inc 2,929 63
Makita Corp
(d)
3,200 108
Schindler Holding AG - PC 241 90
Snap-on Inc 630 205
Stanley Black & Decker Inc
(d)
3,727 277
Techtronic Industries Co Ltd 12,857 166
$ 978
Healthcare - Products - 0.66%
Abbott Laboratories 98 13
ABIOMED Inc - Contingent Value Rights
(f),(g)
692 1
Agilent Technologies Inc 565 71
Allurion Technologies Inc - Warrants
(f)
931 —
Artivion Inc
(f)
2,707 119
Baxter International Inc
(d)
15,427 381
Boston Scientific Corp
(f)
1,685 178
Cooper Cos Inc/The
(f)
1,292 87
Danaher Corp 1,027 211
Exact Sciences Corp
(f)
1,013 48
GE HealthCare Technologies Inc
(d)
4,794 354
Glaukos Corp
(f)
381 37
GRAIL Inc
(f)
61 2
Hologic Inc
(d),(f)
4,098 275
IDEXX Laboratories Inc
(d),(f)
103 67
Insulet Corp
(d),(f)
209 71
Integra LifeSciences Holdings Corp
(f)
4,030 61
Intuitive Surgical Inc
(f)
67 32
Lantheus Holdings Inc
(f)
1,033 57
Medtronic PLC 1,088 101
Natera Inc
(f)
418 70
Omnicell Inc
(f)
1,575 51
PROCEPT BioRobotics Corp
(f)
605 24
Psyence Biomedical Ltd - Warrants
(f)
974 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
ResMed Inc
(d)
604 $ 166
SI-BONE Inc
(f)
3,773 63
Solventum Corp
(d),(f)
1,648 120
Stryker Corp 342 134
TransMedics Group Inc
(f)
225 26
Twist Bioscience Corp
(f)
121 3
West Pharmaceutical Services Inc 139 34
Zimmer Biomet Holdings Inc 3 —
$ 2,857
Healthcare - Services - 0.50%
Centene Corp
(f)
5,923 172
Charles River Laboratories International Inc
(f)
2,491 407
Cigna Group/The 424 127
DaVita Inc
(f)
75 10
Elevance Health Inc
(d)
559 178
Ensign Group Inc/The 225 39
Fresenius Medical Care AG 1,176 61
GeneDx Holdings Corp
(f)
395 51
HCA Healthcare Inc 92 37
ICON PLC
(f)
335 60
IQVIA Holdings Inc
(d),(f)
2,370 452
PACS Group Inc
(f)
948 11
Quest Diagnostics Inc 570 104
UnitedHealth Group Inc
(d)
1,149 356
Universal Health Services Inc 355 64
$ 2,129
Holding Companies - Diversified - 1.79%
1RT Acquisition Corp
(f)
446 5
A Paradise Acquisition Corp
(f)
2,060 21
AA Mission Acquisition Corp
(f)
10,684 112
Acropolis Infrastructure Acquisition Corp -
Escrow
(f),(g)
5,690 —
Alchemy Investments Acquisition Corp 1 -
Warrants
(f)
3,107 —
Aldel Financial II Inc - Warrants
(f)
3,442 2
AltEnergy Acquisition Corp - Warrants
(f)
449 —
Andretti Acquisition Corp II
(f)
9,732 101
Andretti Acquisition Corp II - Warrants
(f)
4,866 1
Archimedes Tech SPAC Partners II Co
(f)
6,462 66
Archimedes Tech SPAC Partners II Co - Warrants
(f)
3,231 1
Ares Acquisition Corp II
(f)
26,926 307
Armada Acquisition Corp II
(f)
8,114 86
Armada Acquisition Corp II - Class A
(f)
14,635 151
Axiom Intelligence Acquisition - Class A
(f)
10,314 103
Axiom Intelligence Acquisition Corp 1
(f)
3,653 37
Bayview Acquisition Corp
(f)
3,661 41
BERTO ACQUISITION CORP
(f)
1,567 17
BEST SPAC I Acquisition Corp
(f)
1,044 11
Blue Acquisition Corp
(f)
4,175 42
Blue Water Acquisition Corp III
(f)
9,794 97
Blue Water Acquisition Corp III
(f)
10,430 104
Cal Redwood Acquisition Corp
(f)
3,133 32
Cal Redwood Acquisition Corp - Class A
(f)
10,450 105
Cantor Equity Partners III Inc
(f)
1,045 11
Cantor Equity Partners IV Inc
(f)
4,641 47
Cartesian Growth Corp II - Warrants
(f)
781 —
CARTESIAN GROWTH CORP III
(f)
2,069 21
CARTESIAN GROWTH CORP III - Class A
(f)
12,021 120
Cayson Acquisition Corp
(f)
3,476 36
Cayson Acquisition Corp - Rights
(f)
3,476 1
CERo Therapeutics Holdings Inc - Warrants
(f)
449 —
ChampionsGate Acquisition Corp
(f)
1,253 13
Churchill Capital Corp X
(f)
4,181 43
CO2 Energy Transition Corp
(f)
46,099 467
Cohen Circle Acquisition Corp II
(f)
4,403 45
Columbus Circle Capital Corp I
(f)
2,597 26
Copley Acquisition Corp
(f)
4,854 49
Copley Acquisition Corp - Warrants
(f)
1,305 —
CSLM Digital Asset Acquisition Corp III Ltd
(f)
3,095 31
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
D Boral ARC Acquisition I Corp
(f)
4,245 $ 42
Dune Acquisition Corp II
(f)
7,632 78
EGH Acquisition Corp
(f)
1,557 16
EGH Acquisition Corp - Class A
(f)
5,220 52
EQV Ventures Acquisition Corp II
(f)
10,321 104
ESH Acquisition Corp - Rights
(f)
5,825 1
Eureka Acquisition Corp
(f)
1,047 11
EVe Mobility Acquisition Corp - Warrants
(f)
1,847 —
FG Merger II Corp
(f)
29,219 292
Fifth Era Acquisition Corp I
(f)
1,781 18
FIGX Capital Acquisition Corp
(f)
1,776 18
FIGX Capital Acquisition Corp - Class A
(f)
2,532 25
Gesher Acquisition Corp II
(f)
5,220 53
Gesher Acquisition Corp II - Warrants
(f)
2,610 1
GigCapital7 Corp
(f)
5,016 52
Globa Terra Acquisition Corp
(f)
28,136 280
Gores Holdings X Inc
(f)
10,656 110
Graf Global Corp
(f)
4,458 47
Graf Global Corp - Warrants
(f)
2,229 1
GSR III Acquisition Corp
(f)
28,885 300
Haymaker Acquisition Corp 4
(f)
15,675 176
HCM III Acquisition Corp
(f)
514 5
Iron Horse Acquisitions Corp - Rights
(f)
4,699 2
Iron Horse Acquisitions Corp - Warrants
(f)
4,699 —
Jackson Acquisition Co II
(f)
4,474 46
Jaws Mustang Acquisition Corp - Warrants
(f)
4,137 —
Jena Acquisition Corp II
(f)
8,369 86
K&F Growth Acquisition Corp II
(f)
5,396 55
K&F Growth Acquisition Corp II - Rights
(f)
5,396 1
Keen Vision Acquisition Corp - Warrants
(f)
10,678 1
Lakeshore Acquisition III Corp
(f)
14,402 145
Lakeshore Acquisition III Corp - Rights
(f)
9,177 2
Lightwave Acquisition Corp
(f)
10,284 103
Lionheart Holdings
(f)
6,195 65
Live Oak Acquisition Corp V
(f)
11,403 116
Live Oak Acquisition Corp V - Warrants
(f)
2,350 1
M3-Brigade Acquisition VI Corp
(f)
1,032 10
Maywood Acquisition Corp
(f)
1,411 14
McKinley Acquisition Corp
(f)
2,064 21
Mountain Lake Acquisition Corp
(f)
26,596 274
Mountain Lake Acquisition Corp - Rights
(f)
7,860 2
Nabors Energy Transition Corp II
(f)
14,612 163
New Providence Acquisition Corp III
(f)
25,686 264
Newbury Street II Acquisition Corp
(f)
18,513 191
Newbury Street II Acquisition Corp - Warrants
(f)
4,940 1
NewHold Investment Corp III
(f)
4,537 46
NewHold Investment Corp III - Warrants
(f)
2,268 1
Oxley Bridge Acquisition Ltd
(f)
4,173 42
Oxley Bridge Acquisition Ltd - Class A
(f)
9,052 90
Oyster Enterprises II Acquisition Corp
(f)
5,227 53
Oyster Enterprises II Acquisition Corp - Class A
(f)
10,319 104
Perimeter Acquisition Corp I
(f)
3,123 33
Pershing Square Tontine Holdings Ltd
(f),(g)
977 —
Pershing Square Tontine Holdings Ltd - Escrow
(f),(g)
3,910 —
Pioneer Acquisition I Corp
(f)
15,671 157
ProCap Acquisition Corp
(f)
1,445 15
ProCap Acquisition Corp - Class A
(f)
5,080 52
Quantumsphere Acquisition Corp
(f)
2,062 21
Quartzsea Acquisition Corp
(f)
14,901 151
Real Asset Acquisition Corp
(f)
5,181 52
Republic Digital Acquisition Co
(f)
1,567 16
Roman DBDR Acquisition Corp II
(f)
5,960 61
Roman DBDR Acquisition Corp II - Warrants
(f)
3,134 1
Siddhi Acquisition Corp
(f)
14,270 144
Silver Pegasus Acquisition Corp
(f)
2,623 27
Silverbox Corp IV
(f)
4,505 47
Sizzle Acquisition Corp II
(f)
17,239 174
Sizzle Acquisition Corp II - Rights
(f)
5,432 1
Slam Corp - Warrants
(f)
6,312 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Soulpower Acquisition Corp
(f)
13,783 $ 138
Soulpower Acquisition Corp - Rights
(f)
10,651 2
Spark I Acquisition Corp - Warrants
(f)
4,233 1
Spring Valley Acquisition Corp II - Rights
(f)
1,102 —
Spring Valley Acquisition Corp II - Warrants
(f)
387 —
Stellar V Capital Corp
(f)
4,313 44
Stellar V Capital Corp - Warrants
(f)
2,156 —
Target Global Acquisition I Corp - Warrants
(f)
1,309 —
Thayer Ventures Acquisition Corp II
(f)
5,908 60
Thayer Ventures Acquisition Corp II - Class A
(f)
5,235 52
Titan Acquisition Corp
(f)
11,169 113
Titan Acquisition Corp - Warrants
(f)
5,584 1
Translational Development Acquisition Corp
(f)
4,069 42
UY Scuti Acquisition Corp
(f)
2,169 22
UY Scuti Acquisition Corp - Rights
(f)
2,169 —
Veea Inc - Warrants
(f)
1,370 —
Vine Hill Capital Investment Corp
(f)
8,274 86
Volato Group Inc - Warrants
(f)
1,728 —
Voyager Acquisition Corp
(f)
9,148 95
Voyager Acquisition Corp - Warrants
(f)
3,935 1
Wen Acquisition Corp
(f)
8,016 83
Wharf Holdings Ltd/The 1,000 3
Willow Lane Acquisition Corp
(f)
6,595 68
Willow Lane Acquisition Corp - Warrants
(f)
3,297 1
Wintergreen Acquisition Corp
(f)
94 1
$ 7,698
Home Builders - 0.07%
Champion Homes Inc
(f)
1,716 130
DR Horton Inc 396 67
Lennar Corp - A Shares 52 7
NVR Inc
(d),(f)
5 41
Sekisui Chemical Co Ltd
(d)
2,500 47
$ 292
Home Furnishings - 0.05%
Hoshizaki Corp 1,100 42
Leggett & Platt Inc 6,249 60
MillerKnoll Inc 2,738 58
Xperi Inc
(f)
6,255 38
$ 198
Insurance - 1.20%
Admiral Group PLC
(d)
1,141 56
Aflac Inc 1,203 129
Ageas SA/NV 1,126 79
AIA Group Ltd 1,600 15
Arthur J Gallagher & Co 260 79
Beazley PLC 1,312 14
Berkshire Hathaway Inc - Class B
(d),(f)
881 443
Brown & Brown Inc 2,086 202
Chubb Ltd 1,424 391
Cincinnati Financial Corp
(d)
542 83
Corebridge Financial Inc 799 28
Equitable Holdings Inc
(d)
2,693 143
Everest Group Ltd 178 61
Globe Life Inc 220 31
Hannover Rueck SE 524 153
Hartford Insurance Group Inc/The 928 123
Insurance Australia Group Ltd 13,506 77
Kemper Corp 783 42
Lancashire Holdings Ltd 5,981 49
Loews Corp 2,169 210
Marsh & McLennan Cos Inc 1,206 248
MetLife Inc 678 55
MS&AD Insurance Group Holdings Inc
(d)
8,500 198
NN Group NV 1,731 119
ProAssurance Corp
(e),(f)
49,123 1,170
Prudential PLC
(d)
11,177 149
QBE Insurance Group Ltd 811 11
SiriusPoint Ltd
(f)
2,317 43
Swiss Re AG 346 63
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Talanx AG 2,441 $ 337
Travelers Cos Inc/The 466 127
W R Berkley Corp 2,498 179
Willis Towers Watson PLC 194 63
$ 5,170
Internet - 2.06%
Airbnb Inc
(f)
606 79
Alphabet Inc - A Shares
(d)
8,698 1,852
Alphabet Inc - C Shares 339 72
Amazon.com Inc
(d),(f)
6,103 1,397
Booking Holdings Inc
(d)
57 319
CAR Group Ltd 1,163 31
CDW Corp/DE 434 72
Chewy Inc
(f)
854 35
Criteo SA ADR
(f)
590 15
Delivery Hero SE
(f),(i)
199 5
eBay Inc 3,196 290
Expedia Group Inc
(d)
417 90
F5 Inc
(d),(f)
1,047 328
Gen Digital Inc
(d)
15,360 464
GIBO Holdings Ltd - Warrants
(f)
1,119 —
GoDaddy Inc
(f)
1,253 186
Hims & Hers Health Inc
(f)
292 12
IAC Inc
(f)
17,100 626
LY Corp
(d)
38,600 122
Magnite Inc
(f)
5,111 133
Match Group Inc 5,858 219
MercadoLibre Inc
(d),(f)
15 37
Meta Platforms Inc
(d)
1,467 1,083
Netflix Inc
(d),(f)
722 873
Pinterest Inc
(f)
926 34
Shopify Inc
(f)
388 55
Spotify Technology SA
(f)
153 104
Trend Micro Inc/Japan
(d)
800 42
Uber Technologies Inc
(f)
608 57
VeriSign Inc 670 183
Zillow Group Inc - C Shares
(f)
638 54
$ 8,869
Investment Companies - 0.03%
Eurazeo SE 1,129 74
EXOR NV 209 21
HA Sustainable Infrastructure Capital Inc 1,072 30
$ 125
Iron & Steel - 0.08%
ArcelorMittal SA 1,943 65
Fortescue Ltd 13,646 172
Reliance Inc 317 94
$ 331
Leisure Products & Services - 0.15%
Carnival Corp
(d),(f)
11,402 364
Life Time Group Holdings Inc
(f)
3,267 91
Malibu Boats Inc
(f)
1,395 46
Royal Caribbean Cruises Ltd 457 166
$ 667
Lodging - 0.11%
Galaxy Entertainment Group Ltd 15,000 79
Marriott International Inc/MD 952 255
Sands China Ltd 1,600 4
Wyndham Hotels & Resorts Inc 564 49
Wynn Resorts Ltd 833 106
$ 493
Machinery - Construction & Mining - 0.13%
Caterpillar Inc
(d)
832 349
GE Vernova Inc 139 85
Sandvik AB 781 20
Vertiv Holdings Co 777 99
$ 553

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.82%
Applied Industrial Technologies Inc 183 $ 48
Cactus Inc 386 16
Chart Industries Inc
(f)
11,827 2,358
Daifuku Co Ltd
(d)
3,400 107
Deere & Co 56 27
Dover Corp 548 98
Ichor Holdings Ltd
(f)
5,900 99
Otis Worldwide Corp
(d)
1,844 160
Rockwell Automation Inc
(d)
892 307
Wartsila OYJ Abp 5,639 165
Westinghouse Air Brake Technologies Corp 407 79
Zurn Elkay Water Solutions Corp 1,377 62
$ 3,526
Media - 1.55%
Altice USA Inc
(f)
22,876 54
Charter Communications Inc
(f)
118 31
Comcast Corp - Class A
(d)
7,498 255
Endeavor Group Holdings Inc
(g)
137,899 3,792
FactSet Research Systems Inc 461 172
Fox Corp - A Shares
(d)
3,124 187
iHeartMedia Inc
(f)
4,361 9
Liberty Broadband Corp - A Shares
(e),(f)
17,410 1,056
Liberty Media Corp-Liberty Formula One - C
Shares
(f)
906 91
News Corp - A Shares 2,247 66
TEGNA Inc 19,672 417
Walt Disney Co/The
(d)
4,471 529
$ 6,659
Metal Fabrication & Hardware - 0.03%
VAT Group AG
(i)
42 14
Xometry Inc
(f)
2,070 102
$ 116
Mining - 0.49%
Alamos Gold Inc 3,400 104
Barrick Mining Corp
(d)
13,355 356
Barrick Mining Corp 1,814 48
Cameco Corp 900 70
First Quantum Minerals Ltd
(d),(f)
3,400 60
Franco-Nevada Corp
(d)
1,200 226
Freeport-McMoRan Inc
(d)
9,152 406
Kaiser Aluminum Corp 1,530 119
Kinross Gold Corp
(d)
4,700 98
Lundin Mining Corp
(d)
13,682 158
MP Materials Corp
(f)
200 14
Newmont Corp
(d)
2,641 196
Norsk Hydro ASA 6,878 45
Northern Star Resources Ltd 6,619 83
Pan American Silver Corp
(d)
3,300 112
$ 2,095
Miscellaneous Manufacturers - 0.23%
3M Co 186 29
A O Smith Corp
(d)
4,780 341
Alfa Laval AB 320 14
Fabrinet
(f)
37 12
Illinois Tool Works Inc 388 103
Parker-Hannifin Corp
(d)
70 53
Sturm Ruger & Co Inc 1,503 52
Teledyne Technologies Inc
(d),(f)
295 159
Textron Inc
(d)
2,583 207
$ 970
Office & Business Equipment - 0.08%
Zebra Technologies Corp
(d),(f)
1,060 336
Oil & Gas - 0.62%
ARC Resources Ltd
(d)
2,500 48
Canadian Natural Resources Ltd 1,889 60
Chevron Corp
(d)
2,091 336
ConocoPhillips 951 94
Coterra Energy Inc 1,586 39
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Devon Energy Corp 2,736 $ 99
EOG Resources Inc
(d)
1,821 227
EQT Corp
(d)
2,017 104
Expand Energy Corp 2,520 244
Exxon Mobil Corp 3,151 360
Galp Energia SGPS SA 16,142 314
Neste Oyj 8,315 153
Parkland Corp 10,582 299
Phillips 66 128 17
Valero Energy Corp 1,401 213
Viper Energy Inc 879 35
Woodside Energy Group Ltd 1,979 34
$ 2,676
Oil & Gas Services - 0.11%
Aris Water Solutions Inc 3,521 85
Baker Hughes Co 845 38
Halliburton Co 6,414 146
Helix Energy Solutions Group Inc
(f)
6,083 40
Schlumberger NV 2,353 87
Select Water Solutions Inc 4,186 36
Tidewater Inc
(f)
605 36
$ 468
Packaging & Containers - 0.12%
CCL Industries Inc 1,300 78
Greif Inc - Class A 832 54
Packaging Corp of America 1,597 349
Sonoco Products Co 1,108 52
$ 533
Pharmaceuticals - 1.62%
AbbVie Inc
(d)
2,143 451
Agios Pharmaceuticals Inc
(f)
117 4
Akebia Therapeutics Inc
(f)
499 2
Alkermes PLC
(f)
328 9
Amneal Pharmaceuticals Inc
(f)
285 3
Astellas Pharma Inc
(d)
43,500 477
AstraZeneca PLC
(d)
1,124 179
AstraZeneca PLC ADR 1,072 86
Avadel Pharmaceuticals PLC
(f)
180 3
Becton Dickinson & Co 360 69
BellRing Brands Inc
(f)
568 23
Bristol-Myers Squibb Co
(d)
3,516 166
Cardinal Health Inc 597 89
Catalyst Pharmaceuticals Inc
(f)
229 5
Cencora Inc 448 131
Chugai Pharmaceutical Co Ltd 2,000 88
Cidara Therapeutics Inc
(f)
34 2
Collegium Pharmaceutical Inc
(f)
64 2
CVS Health Corp
(d)
4,178 306
Daiichi Sankyo Co Ltd
(d)
14,200 340
Dexcom Inc
(d),(f)
1,346 101
Eli Lilly & Co 475 348
Grifols SA 13,014 184
GSK PLC
(d)
5,318 105
Guardian Pharmacy Services Inc
(f)
971 26
Harmony Biosciences Holdings Inc
(f)
93 3
Harrow Inc
(f)
64 2
Hikma Pharmaceuticals PLC 5,245 127
Indivior PLC
(f)
239 6
Johnson & Johnson
(d)
1,755 311
Madrigal Pharmaceuticals Inc
(f)
32 14
MannKind Corp
(f)
597 3
McKesson Corp
(d)
311 214
Merck & Co Inc
(d)
5,664 477
Merus NV
(f)
301 20
Mirum Pharmaceuticals Inc
(f)
88 6
Neurocrine Biosciences Inc
(d),(f)
1,687 235
Novartis AG 1,444 183
Ocular Therapeutix Inc
(f)
295 4
Orion Oyj 1,956 156

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Otsuka Holdings Co Ltd 3,200 $ 168
Pacira BioSciences Inc
(f)
1,665 44
Pfizer Inc
(d)
12,754 316
Protagonist Therapeutics Inc
(f)
459 27
Recordati Industria Chimica e Farmaceutica SpA 989 61
Rhythm Pharmaceuticals Inc
(f)
113 12
Sanofi SA ADR 1,477 73
Supernus Pharmaceuticals Inc
(f)
108 5
Takeda Pharmaceutical Co Ltd
(d)
400 12
Teva Pharmaceutical Industries Ltd ADR
(f)
4,405 81
UCB SA 371 87
Vaxcyte Inc
(f)
620 19
Verona Pharma PLC ADR
(f)
7,855 832
Viatris Inc 7,198 76
Zoetis Inc
(d)
1,178 184
$ 6,957
Pipelines - 0.17%
Cheniere Energy Inc
(d)
745 180
Excelerate Energy Inc 2,578 63
Keyera Corp
(d)
3,700 119
Kinder Morgan Inc
(d)
10,409 281
Southcross Holdings
(f),(g)
615,976 —
Targa Resources Corp
(d)
473 79
Williams Cos Inc/The 405 24
$ 746
Private Equity - 0.09%
Blackstone Inc
(d)
1,275 219
KKR & Co Inc 1,229 171
$ 390
Real Estate - 0.20%
CFLD Cayman Investment Ltd Unit Trust
(f)
233,812 1
Daito Trust Construction Co Ltd
(d)
2,000 213
LEG Immobilien SE 1,798 151
Marcus & Millichap Inc 1,354 44
Sunac China Holdings Ltd
(f)
8,540 2
Vonovia SE 12,530 406
Wharf Real Estate Investment Co Ltd 6,000 17
Yuzhou Properties Co Ltd
(f)
453,390 18
$ 852
REITs - 0.58%
American Healthcare REIT Inc 1,672 72
American Tower Corp 908 185
AvalonBay Communities Inc 1,325 260
Camden Property Trust
(d)
1,307 146
CareTrust REIT Inc 2,015 69
Digital Realty Trust Inc 1,055 177
EPR Properties 1,047 57
Equinix Inc 120 94
Extra Space Storage Inc 449 64
Goodman Group 1,934 43
Kimco Realty Corp 3,252 73
Land Securities Group PLC 4,254 32
Macerich Co/The 3,816 70
Pebblebrook Hotel Trust 5,423 60
Phillips Edison & Co Inc 1,352 48
Piedmont Realty Trust Inc 8,385 71
Prologis Inc 1,135 129
Realty Income Corp 1,679 99
Rithm Capital Corp 4,084 51
Simon Property Group Inc 350 63
UDR Inc 1,430 57
Ventas Inc 1,370 93
VICI Properties Inc 5,227 177
Welltower Inc
(d)
1,782 300
$ 2,490
Retail - 1.05%
American Eagle Outfitters Inc 4,491 58
Associated British Foods PLC 3,254 95
Bath & Body Works Inc
(d)
4,440 130
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Best Buy Co Inc
(d)
1,475 $ 109
Boot Barn Holdings Inc
(f)
324 58
CarMax Inc
(f)
3,368 207
Carvana Co
(f)
127 47
Chipotle Mexican Grill Inc
(d),(f)
932 39
CK Hutchison Holdings Ltd 5,000 33
Costco Wholesale Corp 17 16
Cracker Barrel Old Country Store Inc 793 47
Darden Restaurants Inc 857 177
Dick's Sporting Goods Inc 657 140
Dollar General Corp
(d)
1,797 195
Dollar Tree Inc
(d),(f)
3,364 368
Five Below Inc
(f)
152 22
Foot Locker Inc
(f)
7,122 176
Freshpet Inc
(f)
436 24
GMS Inc
(f)
1,195 131
Home Depot Inc/The 450 183
Lowe's Cos Inc
(d)
1,214 313
MatsukiyoCocokara & Co
(d)
1,500 31
McDonald's Corp 835 262
MSC Industrial Direct Co Inc 667 60
Ollie's Bargain Outlet Holdings Inc
(f)
345 44
O'Reilly Automotive Inc
(d),(f)
540 56
Starbucks Corp 561 50
Target Corp
(d)
2,409 231
TJX Cos Inc/The 2,666 364
Ulta Beauty Inc
(f)
408 201
Walmart Inc
(d)
2,042 198
Wesfarmers Ltd 1,723 103
Williams-Sonoma Inc 19 4
Wingstop Inc 39 13
Yum! Brands Inc
(d)
2,105 309
$ 4,494
Savings & Loans - 0.06%
Pacific Premier Bancorp Inc 9,537 234
WSFS Financial Corp 774 45
$ 279
Semiconductors - 1.95%
Advanced Micro Devices Inc
(f)
688 112
Advantest Corp
(d)
200 15
Analog Devices Inc
(d)
433 109
Applied Materials Inc
(d)
2,018 324
ARM Holdings PLC ADR
(f)
314 43
ASM International NV 74 36
ASML Holding NV - NY Reg Shares 132 98
Broadcom Inc
(d)
5,133 1,526
Disco Corp 100 27
KLA Corp 39 34
Lam Research Corp
(d)
5,734 574
Lasertec Corp
(d)
200 21
Marvell Technology Inc 548 35
Microchip Technology Inc
(d)
2,283 148
Micron Technology Inc 696 83
MKS Inc 236 24
Monolithic Power Systems Inc
(d)
27 23
NVIDIA Corp
(d)
18,936 3,298
NXP Semiconductors NV 399 94
ON Semiconductor Corp
(d),(f)
6,015 298
QUALCOMM Inc
(d)
2,624 422
Silicon Motion Technology Corp ADR 654 52
SiTime Corp
(f)
327 79
Skyworks Solutions Inc
(d)
7,227 542
Taiwan Semiconductor Manufacturing Co Ltd ADR 38 9
Teradyne Inc
(d)
876 104
Texas Instruments Inc 787 159
Tower Semiconductor Ltd
(f)
1,538 91
$ 8,380
Shipbuilding - 0.04%
Yangzijiang Shipbuilding Holdings Ltd 68,400 155

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 1.59%
Adeia Inc 3,666 $ 55
Adobe Inc
(f)
147 52
Agilysys Inc
(f)
291 32
Amplitude Inc
(f)
1,157 13
AppLovin Corp
(f)
109 52
AvePoint Inc
(f)
3,723 61
Broadridge Financial Solutions Inc 224 57
Clearwater Analytics Holdings Inc
(f)
4,161 86
Cloudflare Inc
(d),(f)
401 84
Constellation Software Inc/Canada - Warrants
(f),(g)
153 —
Docusign Inc
(f)
470 36
Dynatrace Inc
(d),(f)
2,168 109
Electronic Arts Inc
(d)
1,325 228
Fair Isaac Corp
(d),(f)
3 5
Fiserv Inc
(d),(f)
2,244 310
Freshworks Inc
(f)
2,831 38
Genius Sports Ltd
(f)
5,039 64
iLearningEngines Holdings Inc - Warrants
(f)
1,824 —
Intapp Inc
(f)
605 28
Intuit Inc 503 336
Konami Group Corp
(d)
1,000 151
LeddarTech Holdings Inc - Warrants
(f)
2,297 —
Microsoft Corp
(d)
5,613 2,844
MINDBODY Inc
(f),(g)
9,229 1
MongoDB Inc
(f)
199 63
MSCI Inc
(d)
31 18
Nexon Co Ltd 1,200 27
Nutanix Inc
(f)
470 32
Oracle Corp
(d)
1,461 330
Palantir Technologies Inc
(d),(f)
2,837 445
Paychex Inc 1,136 158
PTC Inc
(f)
1,027 219
RingCentral Inc
(f)
1,729 53
Roper Technologies Inc 283 149
Salesforce Inc
(d)
1,075 276
SAP SE ADR 78 21
SEMrush Holdings Inc
(f)
3,641 29
ServiceNow Inc
(f)
79 72
Snowflake Inc - Class A
(d),(f)
205 49
Veeva Systems Inc
(f)
495 133
Veradigm Inc
(f)
7,366 36
Verint Systems Inc
(f)
3,024 62
$ 6,814
Telecommunications - 0.63%
A10 Networks Inc 3,393 60
Arista Networks Inc
(d),(f)
2,303 314
AT&T Inc 7,635 224
Calix Inc
(f)
727 43
Cisco Systems Inc
(d)
4,571 316
Corning Inc
(d)
2,380 160
Credo Technology Group Holding Ltd
(f)
305 38
Deutsche Telekom AG 3,713 136
Frontier Communications Parent Inc
(f)
14,820 550
KDDI Corp
(d)
4,000 69
Tele2 AB 4,784 84
Telenor ASA 3,839 64
Telstra Group Ltd 2,304 7
T-Mobile US Inc 907 228
Verizon Communications Inc
(d)
6,499 287
Vodafone Group PLC
(d)
95,023 114
$ 2,694
Toys, Games & Hobbies - 0.02%
Hasbro Inc 1,126 91
Sanrio Co Ltd 300 16
$ 107
Transportation - 1.18%
AP Moller - Maersk A/S - B 35 72
Central Japan Railway Co 7,000 186
CSX Corp
(e)
66,336 2,156
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Expeditors International of Washington Inc
(d)
1,039 $ 125
FedEx Corp 553 128
InPost SA
(f)
2,022 29
JB Hunt Transport Services Inc 1,503 218
Kirby Corp
(f)
587 57
Knight-Swift Transportation Holdings Inc 1,031 45
Nippon Yusen KK
(d)
2,800 101
Norfolk Southern Corp 5,231 1,465
Ryder System Inc 472 89
SITC International Holdings Co Ltd 49,000 173
Union Pacific Corp 224 50
United Parcel Service Inc 2,046 180
$ 5,074
Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The 1,119 52
Water - 0.05%
United Utilities Group PLC
(d)
15,281 237
TOTAL COMMON STOCKS $ 150,664
CONVERTIBLE PREFERRED STOCKS
- 0.03% Shares Held Value (000's)
Aerospace & Defense - 0.02%
Boeing Co/The 6.00%, 10/15/2027 879 $ 66
Diversified Financial Services - 0.00%
Apollo Global Management Inc 6.75%, 07/31/2026 150 11
Electric - 0.00%
PG&E Corp 6.00%, 12/01/2027 366 15
Pipelines - 0.01%
Southcross Energy Series A 0.00%
(f),(g)
2,399,339 18
TOTAL CONVERTIBLE PREFERRED STOCKS $ 110
PREFERRED STOCKS - 0.13% Shares Held Value (000's)
Automobile Manufacturers - 0.05%
Dr Ing hc F Porsche AG 1.49%
(i)
3,565 $ 189
Electronics - 0.01%
Sartorius AG 0.74% 175 41
REITs - 0.07%
City Office REIT Inc 6.63%, 10/03/2025
(j)
12,400 309
TOTAL PREFERRED STOCKS $ 539
BONDS - 33.62%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.37%
Boeing Co/The
3.63%, 02/01/2031 $ 209 $ 200
5.71%, 05/01/2040 151 151
5.81%, 05/01/2050 370 356
5.93%, 05/01/2060 10 10
6.53%, 05/01/2034 45 49
6.86%, 05/01/2054 135 148
7.01%, 05/01/2064 65 72
Czechoslovak Group AS
6.50%, 01/10/2031
(i)
600 614
$ 1,600
Agriculture - 0.09%
Cargill Inc
4.96%, 02/11/2028
(i)
320 320
Secured Overnight Financing Rate + 0.61%
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(i)
55 57
$ 377
Airlines - 0.06%
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 04/07/2027 98 97
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 147 144
$ 241

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 0.66%
American Credit Acceptance Receivables Trust
2023-4
7.65%, 09/12/2030
(i)
$ 100 $ 104
American Credit Acceptance Receivables Trust
2025-1
5.54%, 08/12/2031
(i)
30 31
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(i)
350 342
5.58%, 12/20/2030
(i)
120 123
7.24%, 06/20/2029
(i)
100 105
Bridgecrest Lending Auto Securitization Trust
2024-2
6.30%, 02/15/2030 120 124
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 18 18
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 138
Carvana Auto Receivables Trust 2024-N1
5.80%, 05/10/2030
(i)
15 15
Drive Auto Receivables Trust 2024-1
5.43%, 11/17/2031 30 30
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(i)
150 150
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029
(i)
115 118
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029
(i)
100 104
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029 100 103
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030 125 130
Exeter Automobile Receivables Trust 2024-5
5.06%, 02/18/2031 50 50
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028 35 35
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029
(i)
110 114
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029
(i)
25 26
GLS Auto Select Receivables Trust 2024-2
5.93%, 06/17/2030
(i)
15 15
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029
(i)
50 52
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(i)
170 168
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031 130 134
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027
(i)
125 125
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029
(i)
100 103
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029
(i)
110 115
Westlake Automobile Receivables Trust 2024-1
5.65%, 02/15/2029
(i)
35 35
6.02%, 10/15/2029
(i)
90 92
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030
(i)
25 26
Westlake Automobile Receivables Trust 2025-1
5.54%, 11/15/2030
(i)
100 102
$ 2,827
Automobile Manufacturers - 0.20%
Allison Transmission Inc
3.75%, 01/30/2031
(i)
75 69
American Honda Finance Corp
4.45%, 10/22/2027 395 398
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp
4.35%, 10/08/2027 $ 390 $ 393
$ 860
Automobile Parts & Equipment - 0.03%
ZF North America Capital Inc
6.88%, 04/23/2032
(i)
150 144
Banks - 1.62%
Australia & New Zealand Banking Group Ltd/New
York NY
5.67%, 10/03/2025 410 410
Bank of America Corp
2.48%, 09/21/2036
(k)
95 82
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
3.85%, 03/08/2037
(k)
125 115
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/2033
(k),(l)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
7.63%, 02/11/2035
(i),(k),(l)
700 732
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BOI Finance BV
7.50%, 02/16/2027 EUR 525 627
Commonwealth Bank of Australia/New York NY
4.58%, 11/27/2026 $ 395 398
5.32%, 03/13/2026 250 252
Israel Discount Bank Ltd
5.38%, 01/26/2028
(i)
275 277
Morgan Stanley
2.48%, 09/16/2036
(k)
290 252
Secured Overnight Financing Rate + 1.36%
National Bank of Uzbekistan
7.20%, 07/17/2030 200 203
8.50%, 07/05/2029 400 425
PNC Bank NA
4.78%, 01/15/2027
(k)
320 320
Secured Overnight Financing Rate + 0.50%
Standard Chartered PLC
7.63%, 01/16/2032
(i),(j),(k),(l)
550 572
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
State Street Bank & Trust Co
4.59%, 11/25/2026 395 398
State Street Corp
4.33%, 10/22/2027 395 398
UBS Group AG
5.58%, 05/09/2036
(i),(k)
200 206
Secured Overnight Financing Rate + 1.76%
5.62%, 09/13/2030
(i),(k)
210 219
USD Secured Overnight Financing Rate ICE
Swap Rate 1 Year + 1.34%
5.70%, 02/08/2035
(i),(k)
250 261
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.77%
6.60%, 08/05/2030
(i),(j),(k),(l)
200 200
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
US Bank NA/Cincinnati OH
4.51%, 10/22/2027
(k)
395 396
Secured Overnight Financing Rate + 0.69%
$ 6,939
Building Materials - 0.33%
Amrize Finance US LLC
5.40%, 04/07/2035
(i)
75 76

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Cemex SAB de CV
5.13%, 06/08/2026
(i),(j),(k)
$ 200 $ 199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
7.20%, 06/10/2030
(i),(j),(k)
325 335
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%
JH North America Holdings Inc
5.88%, 01/31/2031
(i)
80 81
6.13%, 07/31/2032
(i)
114 116
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 450 467
Quikrete Holdings Inc
6.38%, 03/01/2032
(i)
155 160
$ 1,434
Chemicals - 0.14%
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(i)
589 589
Commercial Mortgage Backed Securities - 0.68%
BPR Trust 2021-NRD
9.98%, 12/15/2038
(i)
20 19
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 5.62%
11.23%, 12/15/2038
(i)
140 134
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
BPR Trust 2022-SSP
7.36%, 05/15/2039
(i)
245 245
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.00%
BX Trust 2025-VLT6
5.81%, 03/15/2042
(i)
295 295
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
BX Trust 2025-VLT7
6.06%, 07/15/2044
(i)
100 100
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
6.36%, 07/15/2044
(i)
100 100
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.00%
Citigroup Commercial Mortgage Trust 2014-GC21
4.90%, 05/10/2047
(i),(m)
135 119
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(i)
104 99
COMM 2012-LC4 Mortgage Trust
5.69%, 12/10/2044
(m)
2 2
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 686
DC Commercial Mortgage Trust 2023-DC
7.38%, 09/12/2040
(i),(m)
110 115
Extended Stay America Trust 2021-ESH
8.18%, 07/15/2038
(i)
102 102
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.81%
LEX 2024-BBG Mortgage Trust
5.04%, 10/13/2033
(i),(m)
25 25
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044
(i),(m)
158 156
Starwood Retail Property Trust 2014-STAR
0.00%, 11/15/2027
(f),(i)
170 —
1.00 x Prime Rate + 0.00%
0.00%, 11/15/2027
(f),(i)
645 —
1.00 x Prime Rate + 0.00%
Wells Fargo Commercial Mortgage Trust
2013-LC12
3.91%, 07/15/2046
(m)
8 8
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust 2016-C36
4.25%, 11/15/2059
(m)
$ 100 $ 87
WFRBS Commercial Mortgage Trust 2011-C3
6.05%, 03/15/2044
(i),(m)
108 38
WFRBS Commercial Mortgage Trust 2011-C4
5.15%, 06/15/2044
(i),(m)
531 514
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 69 62
$ 2,906
Commercial Services - 0.16%
DP World Salaam
6.00%, 10/01/2025
(j),(k)
400 398
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.75%
Mobius Merger Sub Inc
9.00%, 06/01/2030
(i)
95 84
TriNet Group Inc
3.50%, 03/01/2029
(i)
70 65
United Rentals North America Inc
6.13%, 03/15/2034
(i)
130 135
$ 682
Computers - 0.03%
NetApp Inc
5.50%, 03/17/2032 65 67
5.70%, 03/17/2035 55 57
$ 124
Diversified Financial Services - 0.63%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
5.38%, 12/15/2031 165 170
Aircastle Ltd
5.95%, 02/15/2029
(i)
55 57
6.50%, 07/18/2028
(i)
145 153
Aviation Capital Group LLC
4.80%, 10/24/2030
(i)
95 95
6.75%, 10/25/2028
(i)
210 224
Avolon Holdings Funding Ltd
5.38%, 05/30/2030
(i)
45 46
BGC Group Inc
6.15%, 04/02/2030
(i)
45 46
Blue Owl Finance LLC
6.25%, 04/18/2034 185 193
Brookfield Asset Management Ltd
5.80%, 04/24/2035 40 42
Citadel LP
6.00%, 01/23/2030
(i)
35 37
6.38%, 01/23/2032
(i)
25 26
Eagle Funding Luxco Sarl
5.50%, 08/17/2030
(i)
700 710
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(i)
55 56
8.38%, 04/01/2032
(i)
10 10
9.13%, 05/15/2031
(i)
20 21
Jefferies Financial Group Inc
6.20%, 04/14/2034 240 253
Macquarie Airfinance Holdings Ltd
5.15%, 03/17/2030
(i)
35 35
5.20%, 03/27/2028
(i)
85 86
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 320 319
Synchrony Financial
5.02%, 07/29/2029
(k)
80 81
Secured Overnight Financing Rate + 1.40%
5.45%, 03/06/2031
(k)
55 56
Secured Overnight Financing Rate + 1.68%
$ 2,716

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 0.77%
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.65%, 01/24/2033
(i)
$ 275 $ 283
Comision Federal de Electricidad
5.00%, 09/29/2036 332 294
Eastern European Electric Co BV
6.50%, 05/15/2030
(i)
EUR 200 244
Energo - Pro as
8.00%, 05/27/2030
(i)
625 775
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(i)
$ 545 559
GDZ Elektrik Dagitim AS
9.00%, 10/15/2029 200 199
Pacific Gas and Electric Co
6.40%, 06/15/2033 110 117
Saavi Energia Sarl
8.88%, 02/10/2035
(i)
800 848
$ 3,319
Electronics - 0.07%
Sensata Technologies Inc
3.75%, 02/15/2031
(i)
190 175
TD SYNNEX Corp
6.10%, 04/12/2034 110 115
$ 290
Energy - Alternate Sources - 0.13%
FS Luxembourg Sarl
8.63%, 06/25/2033
(i)
400 408
8.88%, 02/12/2031
(i)
150 158
$ 566
Engineering & Construction - 0.73%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(i)
600 611
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(i)
375 389
IHS Holding Ltd
7.88%, 05/29/2030
(i)
475 485
7.88%, 05/29/2030 200 204
IHS Netherlands Holdco BV
8.00%, 09/18/2027 430 431
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(i)
400 412
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029
(i)
600 618
$ 3,150
Entertainment - 0.15%
Light & Wonder International Inc
7.00%, 05/15/2028
(i)
461 462
Warnermedia Holdings Inc
4.28%, 03/15/2032 169 146
5.05%, 03/15/2042 40 27
$ 635
Environmental Control - 0.01%
GFL Environmental Inc
4.38%, 08/15/2029
(i)
45 44
Food - 0.27%
Grupo Nutresa SA
8.00%, 05/12/2030
(i)
925 984
JBS USA Holding Lux Sarl / JBS USA Foods Group
Holdings Inc / JBS USA Food Co
5.50%, 01/15/2036
(i)
140 140
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.00%, 02/02/2029 35 34
$ 1,158
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0.07%
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033
(i)
$ 145 $ 159
7.75%, 05/01/2035
(i)
110 123
$ 282
Healthcare - Products - 0.03%
Avantor Funding Inc
4.63%, 07/15/2028
(i)
40 40
Hologic Inc
3.25%, 02/15/2029
(i)
105 100
$ 140
Healthcare - Services - 0.17%
Centene Corp
3.38%, 02/15/2030 110 100
4.63%, 12/15/2029 230 222
HCA Inc
5.60%, 04/01/2034 285 293
Molina Healthcare Inc
3.88%, 05/15/2032
(i)
70 63
4.38%, 06/15/2028
(i)
65 63
$ 741
Home Builders - 0.05%
Meritage Homes Corp
5.65%, 03/15/2035 225 227
Home Equity Asset Backed Securities - 0.03%
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055
(i),(m)
142 142
Home Furnishings - 0.01%
Whirlpool Corp
6.13%, 06/15/2030 20 20
6.50%, 06/15/2033 20 20
$ 40
Insurance - 0.14%
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
6.50%, 10/01/2031
(i)
60 61
Brown & Brown Inc
5.55%, 06/23/2035 25 25
Global Atlantic Fin Co
3.13%, 06/15/2031
(i)
85 77
4.40%, 10/15/2029
(i)
50 49
Marsh & McLennan Cos Inc
4.55%, 11/08/2027 395 400
$ 612
Internet - 0.31%
Getty Images Inc
9.75%, 03/01/2027
(i)
1,284 1,195
Go Daddy Operating Co LLC / GD Finance Co Inc
3.50%, 03/01/2029
(i)
85 80
5.25%, 12/01/2027
(i)
60 60
$ 1,335
Investment Companies - 0.11%
Antares Holdings LP
2.75%, 01/15/2027
(i)
505 488
Iron & Steel - 0.04%
Samarco Mineracao SA
9.00%, PIK 9.00%; 06/30/2031
(m),(n)
102 102
Steel Dynamics Inc
5.25%, 05/15/2035 85 86
$ 188
Leisure Products & Services - 0.02%
Royal Caribbean Cruises Ltd
5.63%, 09/30/2031
(i)
65 66
Lodging - 0.06%
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(i)
55 56

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Marriott International Inc/MD
5.50%, 04/15/2037 $ 195 $ 196
$ 252
Media - 0.37%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(i)
290 289
Charter Communications Operating LLC / Charter
Communications Operating Capital
6.38%, 10/23/2035 30 31
6.55%, 06/01/2034 65 69
6.65%, 02/01/2034 30 32
CSC Holdings LLC
3.38%, 02/15/2031
(i)
675 432
4.63%, 12/01/2030
(i)
235 103
Directv Financing LLC
8.88%, 02/01/2030
(i)
25 25
Directv Financing LLC / Directv Financing Co-
Obligor Inc
10.00%, 02/15/2031
(i)
95 94
Discovery Communications LLC
3.63%, 05/15/2030 5 4
6.35%, 06/01/2040 35 27
DISH DBS Corp
5.25%, 12/01/2026
(i)
415 403
iHeartCommunications Inc
7.00%, 01/15/2031
(i)
48 36
Time Warner Cable LLC
6.55%, 05/01/2037 30 31
$ 1,576
Mining - 0.64%
Glencore Funding LLC
6.50%, 10/06/2033
(i)
295 322
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(i)
775 785
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(i)
475 469
10.88%, 09/17/2029 400 411
WE Soda Investments Holding PLC
9.50%, 10/06/2028
(i)
525 549
9.50%, 10/06/2028 200 209
$ 2,745
Miscellaneous Manufacturers - 0.06%
Axon Enterprise Inc
6.13%, 03/15/2030
(i)
25 26
6.25%, 03/15/2033
(i)
15 16
Textron Financial Corp
6.21%, 02/15/2067
(i)
215 192
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 234
Mortgage Backed Securities - 0.58%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 34 34
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 21 21
5.50%, 08/25/2034 17 17
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 16 16
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 21 22
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 17 17
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 18 16
Banc of America Mortgage 2005-A Trust
5.11%, 02/25/2035
(m)
6 6
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(i),(m)
140 115
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030
(i),(m)
$ 100 $ 101
CHL Mortgage Pass-Through Trust 2004-HYB4
5.22%, 09/20/2034
(m)
10 9
Connecticut Avenue Securities Trust 2022-R06
7.10%, 05/25/2042
(i)
45 46
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.75%
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27
5.75%, 11/25/2033 18 19
DSLA Mortgage Loan Trust 2005-AR5
5.13%, 09/19/2045 84 44
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 24 24
IndyMac INDX Mortgage Loan Trust 2004-AR7
5.66%, 09/25/2034 61 49
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.33%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.69%, 08/25/2035
(m)
265 196
Lehman XS Trust Series 2006-2N
4.96%, 02/25/2046 47 42
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 12 12
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 8 8
6.00%, 06/25/2034 10 10
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 63 63
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
5.94%, 05/25/2036
(m)
1 1
MFA 2024-NPL1 Trust
6.33%, 09/25/2054
(m)
90 90
New Residential Mortgage Loan Trust 2024-RTL1
6.66%, 03/25/2039
(i),(m)
105 106
NLT 2023-1 Trust
3.20%, 10/25/2062
(i),(m)
99 91
PRET 2025-NPL8 LLC
5.73%, 08/25/2055
(i),(m)
118 119
PRPM 2025-2 LLC
9.56%, 05/25/2030
(i),(m)
100 101
RCO IX Mortgage LLC 2025-2
6.51%, 04/25/2030
(i),(m)
136 136
RCO X Mortgage LLC 2025-1
5.88%, 01/25/2030
(i),(m)
183 185
Redwood Funding Trust 2025-1
7.58%, 05/27/2055
(i),(m)
95 99
Roc Mortgage Trust 2024-RTL1
5.59%, 10/25/2039
(i),(m)
130 131
Structured Adjustable Rate Mortgage Loan Trust
4.75%, 07/25/2035 318 188
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.42%
Toorak Mortgage Trust 2024-RRTL1
6.60%, 02/25/2039
(i),(m)
260 261
VCAT 2025-NPL3 LLC
5.89%, 02/25/2055
(i),(m)
108 108
VOLT XCIV LLC
6.24%, 02/27/2051
(i),(m)
1 1
$ 2,504

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 2.20%
Azule Energy Finance Plc
8.13%, 01/23/2030
(i)
$ 775 $ 782
California Resources Corp
7.13%, 02/01/2026
(i)
127 127
Calumet Specialty Products Partners LP / Calumet
Finance Corp
11.00%, 04/15/2026
(i)
492 495
Civitas Resources Inc
8.38%, 07/01/2028
(i)
60 62
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
135 116
5.75%, 01/15/2031
(i)
410 421
Energean Israel Finance Ltd
4.88%, 03/30/2026
(i)
75 74
5.38%, 03/30/2028
(i)
560 543
8.50%, 09/30/2033
(i)
490 512
EQT Corp
3.63%, 05/15/2031
(i)
105 98
Helmerich & Payne Inc
5.50%, 12/01/2034 295 284
Kosmos Energy Ltd
7.50%, 03/01/2028 400 335
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
625 623
OGX Austria GmbH
0.00%, 06/01/2018
(f),(i)
600 —
0.00%, 04/01/2022
(f),(g)
1,100 —
Permian Resources Operating LLC
8.00%, 04/15/2027
(i)
84 85
Petroleos de Venezuela SA
0.00%, 05/16/2024
(f),(i)
175 26
0.00%, 05/16/2024
(f)
3,695 560
0.00%, 11/15/2026
(f)
850 129
Petroleos Mexicanos
5.95%, 01/28/2031 250 234
6.49%, 01/23/2027 375 376
6.50%, 03/13/2027 425 427
6.84%, 01/23/2030 590 589
Puma International Financing SA
7.75%, 04/25/2029
(i)
525 542
Raizen Fuels Finance SA
6.25%, 07/08/2032
(i)
400 391
6.70%, 02/25/2037
(i)
275 264
Shelf Drilling Holdings Ltd
9.63%, 04/15/2029
(i)
557 581
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 200 199
Uzbekneftegaz JSC
8.75%, 05/07/2030
(i)
475 503
Viper Energy Partners LLC
5.70%, 08/01/2035 65 65
$ 9,443
Oil & Gas Services - 0.10%
Yinson Boronia Production BV
8.95%, 07/31/2042 392 428
Other Asset Backed Securities - 2.37%
37 Capital Clo 4 Ltd
6.12%, 04/15/2035
(i)
255 254
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
AASET 2024-2 Ltd
5.93%, 09/16/2049
(i)
234 239
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
23 23
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028
(i)
100 100
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(i),(m)
675 540
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Applebee's Funding LLC / IHOP Funding LLC
6.72%, 06/07/2055
(i)
$ 220 $ 222
7.82%, 03/05/2053
(i)
150 153
Bain Capital Credit CLO 2020-1 Ltd
6.04%, 04/18/2033
(i)
145 145
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
BHG Securitization Trust 2023-B
7.45%, 12/17/2036
(i)
93 97
Blackbird Capital Aircraft Lease Securitization Ltd
2016-1
4.21%, 12/16/2041
(i),(m)
46 46
Carval Clo X-C Ltd
6.13%, 07/20/2037
(i)
260 261
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Clsec Holdings 22t LLC
6.17%, 05/11/2037
(i)
89 84
Compass Datacenters Issuer III LLC
5.29%, 07/25/2050
(i)
65 66
5.66%, 02/25/2050
(i)
65 66
5.85%, 02/25/2050
(i)
25 25
CyrusOne Data Centers Issuer I LLC
5.91%, 02/20/2050
(i)
75 77
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(i)
498 494
EDI ABS Issuer 1 LLC
4.45%, 07/25/2055
(i)
65 63
EWC Master Issuer LLC
5.50%, 03/15/2052
(i)
97 96
Foundation Finance Trust 2025-1
5.26%, 04/15/2050
(i)
100 101
6.09%, 04/15/2050
(i)
100 100
Frontier Issuer LLC
6.60%, 08/20/2053
(i)
315 320
Garnet CLO 2 Ltd
0.00%, 10/20/2038
(f),(i),(o)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
Golub Capital Partners CLO 74 B Ltd
6.17%, 07/25/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Golub Capital Partners CLO 75B Ltd
6.27%, 07/25/2037
(i)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
GoodLeap Home Improvement Solutions Trust
2024-1
6.38%, 10/20/2046
(i)
87 89
Kapitus Asset Securitization IV LLC
5.49%, 09/10/2031
(i)
100 101
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(i)
109 108
KKR CLO 22 Ltd
6.19%, 07/20/2031
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
Labrador Aviation Finance Ltd 2016-1A
4.30%, 01/15/2042
(i)
133 130
Madison Park Funding LIII Ltd
6.08%, 04/21/2035
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Madison Park Funding LIX Ltd
6.58%, 04/18/2037
(i)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.25%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Marlette Funding Trust 2023-4
8.15%, 12/15/2033
(i)
$ 100 $ 105
MetroNet Infrastructure Issuer LLC
7.83%, 08/20/2055
(i)
30 31
OCP Clo 2019-17 Ltd
6.33%, 07/20/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Octagon Investment Partners XXII Ltd
6.49%, 01/22/2030
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.16%
OHA Credit Partners XI Ltd
6.53%, 04/20/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.20%
OHA Loan Funding 2013-1 Ltd
6.67%, 04/23/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.35%
OnDeck Asset Securitization Trust IV LLC
8.99%, 06/17/2031
(i)
100 103
OWN Equipment Fund I LLC
5.70%, 12/20/2032
(i)
88 89
Palmer Square BDC CLO 1 Ltd
6.47%, 07/15/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.15%
Palmer Square CLO 2024-2 LTD
5.98%, 07/20/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.65%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
260 250
5.77%, 06/05/2054
(i)
74 76
Post CLO 2023-1 Ltd
6.28%, 04/20/2036
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
Regatta 35 Funding Ltd
5.57%, 10/15/2038
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Rockford Tower 2024-2 Ltd
6.18%, 10/20/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Rockford Tower CLO 2018-1 Ltd
5.57%, 05/20/2031
(i)
75 75
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
SEB Funding LLC
7.39%, 04/30/2054
(i)
70 72
Silver Point CLO 12 Ltd
0.00%, 10/15/2038
(f),(i),(o)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
Sixth Street CLO XV Ltd
6.32%, 10/24/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Sixth Street CLO XXV Ltd
6.12%, 07/24/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Subway Funding LLC
6.03%, 07/30/2054
(i)
213 217
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Sunnova Helios X Issuer LLC
6.00%, 11/22/2049
(i)
$ 104 $ 42
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051
(i)
86 80
Sunrun Athena Issuer 2018-1 LLC
5.31%, 04/30/2049
(i)
78 75
Sunrun Demeter Issuer 2021-2 LLC
2.27%, 01/30/2057
(i)
80 72
Wellfleet CLO 2024-1 Ltd
6.38%, 07/18/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.05%
Wingstop Funding LLC
5.86%, 12/05/2054
(i)
100 103
$ 10,170
Packaging & Containers - 0.26%
Ball Corp
5.50%, 09/15/2033 250 253
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2027
(i)
858 854
$ 1,107
Pharmaceuticals - 0.34%
Bausch Health Cos Inc
4.88%, 06/01/2028
(i)
155 140
Eli Lilly & Co
4.55%, 02/12/2028 320 325
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/2030 EUR 120 143
7.38%, 09/15/2029 110 146
7.88%, 09/15/2031 100 141
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 795 580
$ 1,475
Pipelines - 0.50%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 464 471
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(i)
276 249
2.16%, 03/31/2034 203 183
Southern Gas Corridor CJSC
6.88%, 03/24/2026 325 328
Targa Resources Corp
5.55%, 08/15/2035 115 116
6.13%, 03/15/2033 65 69
6.50%, 03/30/2034 275 297
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(i)
105 94
4.13%, 08/15/2031
(i)
90 84
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034
(i)
90 94
Western Midstream Operating LP
6.15%, 04/01/2033 135 141
$ 2,126
Real Estate - 0.22%
Agile Group Holdings Ltd
0.00%, 10/13/2025
(f)
210 11
CFLD Cayman Investment Ltd
0.00%, 01/31/2031
(f),(i)
109 3
0.00%, 01/31/2031
(f),(i)
58 2
0.00%, 01/31/2031
(f),(i)
14 —
China Evergrande Group
0.00%, 06/28/2025
(f)
200 3
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(f)
400 17
0.00%, 04/16/2025
(f)
200 9
0.00%, 11/11/2025
(f)
200 9
0.00%, 06/01/2026
(f)
200 9

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
KWG Group Holdings Ltd
0.00%, 02/13/2026
(f)
$ 210 $ 13
MAF Global Securities Ltd
7.88%, 06/30/2027
(j),(k)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
NWD Finance BVI Ltd
4.13%, 03/10/2028
(j),(k)
225 60
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.86%
NWD MTN Ltd
4.13%, 07/18/2029 400 239
4.50%, 05/19/2030 200 117
8.63%, 02/08/2028 200 158
Sunac China Holdings Ltd
0.00%, PIK 0.00%; 09/30/2025
(f),(i),(n)
19 2
0.00%, PIK 0.00%; 09/30/2026
(f),(i),(n)
19 2
0.00%, PIK 0.00%; 09/30/2027
(f),(i),(n)
37 5
0.00%, PIK 0.00%; 09/30/2028
(f),(i),(n)
56 7
0.00%, PIK 0.00%; 09/30/2029
(f),(i),(n)
56 7
0.00%, PIK 0.00%; 09/30/2030
(f),(i),(n)
27 4
Times China Holdings Ltd
0.00%, 03/22/2026
(f)
210 7
Yuzhou Properties Co Ltd
0.00%, 06/30/2024
(f)
40 1
0.00%, 06/27/2027
(f)
47 8
0.00%, 06/30/2028
(f)
40 4
0.00%, 06/30/2029
(f)
70 6
0.00%, 06/30/2030
(f)
93 7
0.00%, 06/30/2031
(f)
131 7
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(f)
200 —
$ 924
Regional Authority - 0.09%
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(m)
588 400
REITs - 0.07%
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(m)
200 204
Iron Mountain Inc
4.50%, 02/15/2031
(i)
55 52
5.25%, 07/15/2030
(i)
30 30
$ 286
Retail - 0.19%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(i)
20 19
3.88%, 01/15/2028
(i)
5 5
4.00%, 10/15/2030
(i)
185 173
Lowe's Cos Inc
4.80%, 04/01/2026 315 316
Starbucks Corp
4.85%, 02/08/2027 310 313
$ 826
Semiconductors - 0.15%
Broadcom Inc
3.14%, 11/15/2035
(i)
310 262
3.47%, 04/15/2034
(i)
40 36
Entegris Inc
4.75%, 04/15/2029
(i)
105 103
Micron Technology Inc
5.88%, 09/15/2033 185 195
6.05%, 11/01/2035 60 63
$ 659
Software - 0.15%
AppLovin Corp
5.13%, 12/01/2029 85 87
5.50%, 12/01/2034 210 215
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fair Isaac Corp
6.00%, 05/15/2033
(i)
$ 100 $ 101
MSCI Inc
5.25%, 09/01/2035 85 84
Synopsys Inc
5.15%, 04/01/2035 80 81
5.70%, 04/01/2055 95 93
$ 661
Sovereign - 15.05%
Angolan Government International Bond
8.00%, 11/26/2029 675 640
Argentine Republic Government International Bond
4.12%, 07/09/2035
(m)
125 79
Australia Government Bond
1.00%, 11/21/2031 AUD 210 116
Bahamas Government International Bond
8.25%, 06/24/2036
(i)
$ 400 413
8.25%, 06/24/2036 200 207
Benin Government International Bond
7.96%, 02/13/2038 400 394
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 12,083 2,131
10.00%, 01/01/2031 1,970 317
Brazilian Government International Bond
5.50%, 11/06/2030 $ 650 663
Canadian Treasury Bill
2.64%, 09/10/2025 CAD 6,000 4,365
2.64%, 10/08/2025 14,500 10,528
2.65%, 09/24/2025 11,300 8,212
Chile Government International Bond
3.10%, 01/22/2061 $ 200 119
3.25%, 09/21/2071 200 120
Colombia Government International Bond
3.00%, 01/30/2030 425 380
7.38%, 04/25/2030 350 370
8.00%, 04/20/2033 200 215
Colombian TES
12.75%, 11/28/2040 COP 1,394,000 356
13.25%, 02/09/2033 5,265,000 1,398
Dominican Republic International Bond
4.50%, 01/30/2030 $ 700 677
Ecuador Government International Bond
0.00%, 07/31/2030
(f)
275 205
6.90%, 07/31/2030
(m)
575 515
6.90%, 07/31/2035
(m)
571 429
Egypt Government Bond
24.46%, 10/01/2027 EGP 17,300 357
25.32%, 08/13/2027 16,000 333
Egypt Government International Bond
7.05%, 01/15/2032 $ 400 373
7.63%, 05/29/2032 200 191
Egypt Treasury Bills
20.72%, 09/16/2025
(p)
EGP 15,300 311
21.12%, 12/16/2025
(p)
6,800 130
21.80%, 10/07/2025
(p)
3,675 74
23.72%, 11/18/2025
(p)
38,000 739
Gabon Government International Bond
6.63%, 02/06/2031 $ 300 245
Ghana Government International Bond
0.00%, 01/03/2030
(f),(i)
319 269
0.00%, 01/03/2030
(f)
529 446
5.00%, 07/03/2029
(i),(m)
575 552
Guatemala Government Bond
7.05%, 10/04/2032 275 299
Hungary Government Bond
4.50%, 03/23/2028 HUF 385,000 1,086
7.00%, 10/24/2035 190,000 559

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Hungary Government International Bond
6.00%, 09/26/2035
(i)
$ 775 $ 795
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 125 135
4.88%, 01/30/2032
(i)
475 513
5.88%, 10/17/2031 175 199
8.08%, 04/01/2036
(i)
$ 800 794
Japan Treasury Discount Bill
0.41%, 10/10/2025
(p)
JPY 217,000 1,476
0.42%, 11/10/2025
(p)
290,000 1,972
Kyrgyz Republic International Bond
7.75%, 06/03/2030
(i)
$ 200 201
Lebanon Government International Bond
0.00%, 03/09/2020
(f)
275 54
0.00%, 06/19/2020
(f)
525 103
0.00%, 03/20/2028
(f)
225 44
Malaysia Government Bond
3.34%, 05/15/2030 MYR 4,075 974
3.83%, 07/05/2034 1,850 452
Mexican Bonos
7.75%, 11/13/2042 MXN 18,500 842
8.50%, 11/18/2038 27,700 1,400
Morocco Government International Bond
4.75%, 04/02/2035 EUR 775 922
Nigeria Government International Bond
6.13%, 09/28/2028 $ 450 442
7.14%, 02/23/2030 400 396
Oman Government International Bond
6.00%, 08/01/2029 210 221
Pakistan Government International Bond
6.88%, 12/05/2027 300 296
7.38%, 04/08/2031 600 567
Peru Government Bond
5.40%, 08/12/2034 PEN 3,350 906
Peruvian Government International Bond
6.85%, 08/12/2035
(i)
3,500 1,029
6.90%, 08/12/2037 1,550 448
Philippine Government International Bond
2.95%, 05/05/2045 $ 345 240
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 4,499 1,111
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 32,625 1,540
8.75%, 02/28/2048 18,675 872
9.00%, 01/31/2040 10,770 540
Republic of Uzbekistan International Bond
3.70%, 11/25/2030 $ 200 183
3.90%, 10/19/2031 230 209
5.10%, 02/25/2029
(i)
EUR 100 121
6.90%, 02/28/2032
(i)
$ 300 319
Romanian Government International Bond
5.13%, 09/24/2031
(i)
EUR 175 204
5.63%, 02/22/2036 15 17
5.88%, 07/11/2032
(i)
275 329
6.25%, 09/10/2034
(i)
115 139
6.38%, 09/18/2033 450 554
6.75%, 07/11/2039 150 179
6.75%, 07/11/2039
(i)
75 90
Senegal Government International Bond
4.75%, 03/13/2028 650 668
6.75%, 03/13/2048 $ 200 127
7.75%, 06/10/2031 200 165
Turkiye Government Bond
30.00%, 09/12/2029 TRY 28,500 647
36.00%, 08/12/2026 7,425 179
37.00%, 02/18/2026 10,000 243
Turkiye Government International Bond
5.20%, 08/17/2031 EUR 475 561
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ukraine Government International Bond
0.00%, 02/01/2035
(f),(m)
$ 175 $ 91
4.50%, 02/01/2034
(m)
491 264
4.50%, 02/01/2034
(i),(m)
169 91
United Kingdom Gilt
4.50%, 03/07/2035 GBP 235 312
Uruguay Government International Bond
8.50%, 03/15/2028 UYU 3,500 88
9.75%, 07/20/2033 3,375 93
Zambia Government International Bond
0.50%, 12/31/2053
(i)
$ 525 351
0.50%, 12/31/2053 209 140
$ 64,661
Student Loan Asset Backed Securities - 0.24%
College Ave Student Loans 2021-A LLC
4.12%, 07/25/2051
(i)
46 44
Navient Private Education Refi Loan Trust 2018-A
3.68%, 02/18/2042
(i)
65 63
Navient Private Education Refi Loan Trust 2018-C
4.22%, 06/16/2042
(i)
252 249
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 86
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(i)
100 90
SLM Private Credit Student Loan Trust 2003-A
7.26%, 06/15/2032 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
7.03%, 03/15/2033 200 200
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
16 16
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 98
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 140
$ 1,036
Supranational Bank - 0.60%
Africa Finance Corp
7.50%, 01/21/2030
(i),(j),(k)
450 442
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Asian Development Bank
6.72%, 02/08/2028 INR 10,700 122
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 $ 400 397
European Bank for Reconstruction & Development
6.75%, 01/13/2032 INR 36,000 409
Inter-American Development Bank
7.00%, 01/25/2029 20,000 229
7.00%, 04/17/2033 28,000 321
International Bank for Reconstruction &
Development
6.50%, 04/17/2030 14,000 158
6.75%, 09/08/2027 9,000 102
6.85%, 04/24/2028 7,500 85
7.05%, 07/22/2029 27,500 315
$ 2,580
Telecommunications - 0.90%
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(i)
$ 275 276
CommScope LLC
9.50%, 12/15/2031
(i)
338 350
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(i)
700 718
EchoStar Corp
10.75%, 11/30/2029 989 1,064

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Frontier Communications Holdings LLC
5.88%, 11/01/2029 $ 238 $ 240
6.00%, 01/15/2030
(i)
374 378
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(i)
250 251
Veon Midco BV
3.38%, 11/25/2027 650 607
$ 3,884
Transportation - 0.27%
Transnet/South Africa
8.25%, 02/06/2028 700 735
Yinson Bergenia Production BV
8.50%, 01/31/2045
(i)
200 209
8.50%, 01/31/2045 200 209
$ 1,153
Trucking & Leasing - 0.05%
SMBC Aviation Capital Finance DAC
5.10%, 04/01/2030
(i)
200 205
Water - 0.05%
Aegea Finance Sarl
9.00%, 01/20/2031
(i)
200 213
TOTAL BONDS $ 144,410
CONVERTIBLE BONDS - 0.75%
Principal
Amount (000's) Value (000's)
Chemicals - 0.13%
Sasol Financing USA LLC
4.50%, 11/08/2027 $ 600 $ 565
Commercial Services - 0.01%
Euronet Worldwide Inc
0.63%, 10/01/2030
(i)
7 7
Global Payments Inc
1.50%, 03/01/2031 17 16
$ 23
Computers - 0.01%
Parsons Corp
2.63%, 03/01/2029 5 5
Rubrik Inc
0.00%, 06/15/2030
(f),(i)
14 15
Seagate HDD Cayman
3.50%, 06/01/2028 5 10
Zscaler Inc
0.00%, 07/15/2028
(f),(i)
11 11
$ 41
Electric - 0.00%
Evergy Inc
4.50%, 12/15/2027 7 8
FirstEnergy Corp
3.88%, 01/15/2031
(i)
8 9
$ 17
Electronics - 0.00%
Advanced Energy Industries Inc
2.50%, 09/15/2028 7 9
Itron Inc
1.38%, 07/15/2030 8 9
$ 18
Engineering & Construction - 0.00%
Fluor Corp
1.13%, 08/15/2029 6 7
Granite Construction Inc
3.75%, 05/15/2028 3 7
$ 14
Food - 0.01%
Post Holdings Inc
2.50%, 08/15/2027 19 22
CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0.00%
UGI Corp
5.00%, 06/01/2028 $ 4 $ 5
Internet - 0.01%
Alibaba Group Holding Ltd
0.50%, 06/01/2031 6 9
DoorDash Inc
0.00%, 05/15/2030
(f),(i)
12 13
MakeMyTrip Ltd
0.00%, 07/01/2030
(f),(i)
10 11
Sea Ltd
2.38%, 12/01/2025 6 12
Spotify USA Inc
0.00%, 03/15/2026
(f)
4 5
Uber Technologies Inc
0.88%, 12/01/2028 10 14
$ 64
Leisure Products & Services - 0.01%
Carnival Corp
5.75%, 12/01/2027 4 10
NCL Corp Ltd
0.88%, 04/15/2030
(i)
11 13
$ 23
Oil & Gas - 0.00%
Northern Oil & Gas Inc
3.63%, 04/15/2029 12 12
Permian Resources Operating LLC
3.25%, 04/01/2028 3 8
$ 20
Retail - 0.00%
Freshpet Inc
3.00%, 04/01/2028 6 7
Semiconductors - 0.44%
ams-OSRAM AG
2.13%, 11/03/2027 EUR 1,700 1,889
Software - 0.10%
Cloudflare Inc
0.00%, 06/15/2030
(f),(i)
$ 5 6
Datadog Inc
0.00%, 12/01/2029
(f),(i)
19 18
Dye & Durham Ltd
3.75%, 03/01/2026
(i)
CAD 453 327
Guidewire Software Inc
1.25%, 11/01/2029
(i)
$ 15 17
Nutanix Inc
0.25%, 10/01/2027 10 13
0.50%, 12/15/2029
(i)
7 8
Snowflake Inc
0.00%, 10/01/2029
(f),(i)
9 15
Tyler Technologies Inc
0.25%, 03/15/2026 9 10
$ 414
Telecommunications - 0.03%
EchoStar Corp
3.88%, PIK 3.88%; 11/30/2030
(m),(n)
49 100
InterDigital Inc
3.50%, 06/01/2027 3 10
$ 110
TOTAL CONVERTIBLE BONDS $ 3,232
SENIOR FLOATING RATE INTERESTS
- 0.33%
Principal
Amount (000's) Value (000's)
Commercial Services - 0.00%
United Rentals North America Inc Term Loan B
0.00%, 02/14/2031
(q),(r)
$ 25 $ 25
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electric - 0.06%
NRG Energy Inc Term Loan B
6.06%, 04/16/2031
(r)
$ 260 $ 260
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Entertainment - 0.08%
DraftKings Crown Holdings Inc
6.10%, 02/25/2032
(r)
80 80
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Flutter Financing BV Term Loan B
6.05%, 11/30/2030
(r)
145 144
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
6.30%, 06/04/2032
(r)
100 100
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Light & Wonder International Inc Term Loan B2
6.61%, 04/14/2029
(r)
16 16
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 340
Food Service - 0.03%
Aramark Services Inc Term Loan B8
6.35%, 06/22/2030
(r)
135 135
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Aramark Services Inc
6.12%, 04/06/2028
(r)
15 15
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
$ 150
Healthcare - Products - 0.02%
Bausch + Lomb Corp Term Loan
8.36%, 09/14/2028
(r)
99 99
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Services - 0.02%
IQVIA Inc Term Loan B5
6.04%, 01/02/2031
(r)
75 75
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Insurance - 0.03%
CRC Insurance Group LLC Term Loan B
7.05%, 05/06/2031
(r)
46 46
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
HUB International Ltd Term Loan B
6.83%, 06/20/2030
(r)
42 42
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Ryan Specialty LLC Term Loan B
6.36%, 09/10/2031
(r)
28 28
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 116
Internet - 0.01%
MH Sub I LLC Term Loan B3
8.61%, 04/24/2028
(r)
33 31
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Lodging - 0.02%
Hilton Grand Vacations Borrower LLC Term Loan
B
6.36%, 01/17/2031
(r)
81 81
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.03%
Novelis Holdings Inc Term Loan B
6.29%, 02/25/2032
(r)
$ 120 $ 120
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Software - 0.03%
Open Text Corp Term Loan B
6.11%, 01/31/2030
(r)
132 132
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,429
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 3.19%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.41%
0.63%, 05/15/2030 $ 3,895 $ 3,385
4.50%, 03/31/2026
(s)
2,685 2,692
$ 6,077
U.S. Treasury Bill - 1.78%
4.10%, 11/20/2025
(p)
3,205 3,177
4.23%, 10/02/2025
(p)
1,300 1,295
4.24%, 10/09/2025
(p)
3,190 3,176
$ 7,648
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 13,725
TOTAL PURCHASED OPTIONS - 0.03% $ 126
Total Investments $ 408,003
Other Assets and Liabilities -  5.02% 21,549
TOTAL NET ASSETS - 100.00% $ 429,552
(a) 1-day yield shown is as of period end.
(b) All or a portion of this security is owned by the GMS Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $36,039 or 8.39% of net assets.
(e) Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $12,911 or 3.01% of net assets.
(f) Non-income producing security
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $57,206 or 13.32% of net assets.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,700 or 0.40% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

(o) Security purchased on a when-issued basis.
(p) Rate shown is the discount rate of the original purchase.
(q) This Senior Floating Rate Note will settle after August 31, 2025, at which time the interest rate will be determined.
(r) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$2,371 or 0.55% of net assets.
Affiliated Securities August 31, 2024 Purchases Sales August 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.20% $ 68,413 $ 425,165 $ 417,477 $ 76,101
$ 68,413 $ 425,165 $ 417,477 $ 76,101
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.20% $ 3,476 $ — $ — $ —
$ 3,476 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ — 0.00%
Total $ — 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Boeing Co/The N/A 10 $ 1 $ 150.00 09/19/2025 $ 1 $ — $ (1)
Put - CSX Corp N/A 273 27 $ 30.00 09/19/2025 3 2 (1)
Put - CSX Corp N/A 18 2 $ 27.50 09/19/2025 — — —
Put - CSX Corp N/A 170 17 $ 32.50 09/19/2025 7 12 5
Put - CSX Corp N/A 174 17 $ 25.00 09/19/2025 4 — (4)
Put - DuPont de Nemours Inc N/A 77 8 $ 65.00 10/17/2025 2 2 —
Put - DuPont de Nemours Inc N/A 297 30 $ 62.50 09/19/2025 55 1 (54)
Put - Honeywell International Inc N/A 108 11 $ 200.00 09/19/2025 20 3 (17)
Put - IAC Inc N/A 171 17 $ 30.00 09/19/2025 1 — (1)
Put - Kraft Heinz Co/The N/A 320 32 $ 25.00 09/19/2025 7 1 (6)
Put - Norfolk Southern Corp N/A 22 2 $ 240.00 09/19/2025 3 — (3)
Put - Phillips 66 N/A 25 3 $ 100.00 09/19/2025 1 — (1)
Put - S&P 500 Index N/A 5 1 $ 6,150.00 12/19/2025 55 51 (4)
Put - S&P 500 Index N/A 5 1 $ 6,000.00 10/17/2025 51 15 (36)
Put - S&P 500 Index N/A 5 1 $ 5,900.00 09/19/2025 38 3 (35)
Put - S&P 500 Index Weekly N/A 2 — $ 6,250.00 09/30/2025 9 8 (1)
Put - SPDR S&P 500 ETF Trust N/A 45 5 $ 625.00 10/17/2025 35 28 (7)
Total $ 292 $ 126 $ (166)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Boeing Co/The N/A 7 $ 1 $ 205.00 09/19/2025 $ (11) $ (22) $ (11)
Call - Bristol-Myers Squibb Co N/A 2 — $ 55.00 10/17/2025 — — —
Call - CSX Corp N/A 192 19 $ 32.50 09/19/2025 (54) (14) 40
Call - CSX Corp N/A 443 44 $ 35.00 09/19/2025 (61) (5) 56
Call - DuPont de Nemours Inc N/A 77 8 $ 70.00 10/17/2025 (65) (62) 3
Call - Exxon Mobil Corp N/A 1 — $ 115.00 10/17/2025 — — —
Call - Honeywell International Inc N/A 108 11 $ 220.00 09/19/2025 (120) (36) 84
Call - IAC Inc N/A 171 17 $ 35.00 09/19/2025 (27) (36) (9)
Call - Kraft Heinz Co/The N/A 320 32 $ 27.50 09/19/2025 (57) (32) 25
Call - Merck & Co Inc N/A 2 — $ 95.00 10/17/2025 — — —
Call - Norfolk Southern Corp N/A 22 2 $ 260.00 09/19/2025 (55) (47) 8
Call - Phillips 66 N/A 25 3 $ 115.00 09/19/2025 (36) (48) (12)
Call - Procter & Gamble Co/The N/A 1 — $ 170.00 10/17/2025 — — —
Call - SPDR S&P 500 ETF Trust N/A 17 2 $ 655.00 10/17/2025 (15) (12) 3
Call - TEGNA Inc N/A 37 4 $ 22.00 12/19/2025 (1) — 1
Call - United Parcel Service Inc N/A 2 — $ 95.00 10/17/2025 — — —
Call - Western Midstream Partners LP N/A 5 1 $ 40.00 11/21/2025 — — —
Put - S&P 500 Index N/A 5 1 $ 5,400.00 10/17/2025 (18) (5) 13
Put - S&P 500 Index N/A 5 1 $ 5,525.00 12/19/2025 (22) (20) 2
Put - SPDR S&P 500 ETF Trust N/A 28 3 $ 600.00 10/17/2025 (12) (9) 3
Call - US 5 Year Note Future; October
2025
N/A 74 74 $ 110.75 09/26/2025 (6) (8) (2)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 5 Year Note Future; October
2025
N/A 74 $ 74 $ 110.00 09/26/2025 $ (13) $ (18) $ (5)
Total $ (573) $ (374) $ 199
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
1 Month Secured Overnight Financing Rate; January 2026 Short 8 $ 3,207 $ 1
3 Month Secured Overnight Financing Rate; December 2026 Long 126 30,563 59
3 Month Secured Overnight Financing Rate; June 2026 Long 12 2,903 2
3 Month Sterling Overnight Index Average; December 2026 Long 14 4,562 1
ASX 90 Day Bank Bill; September 2026 Long 7 4,546 1
AUD/USD; September 2025 Short 1 65 —
Australia 10 Year Bond; September 2025 Long 71 5,283 (20)
Australia 3 Year Bond; September 2025 Long 68 4,776 (6)
Brazilian Real; October 2025 Long 1 18 —
Brent Crude Oil; January 2026
(a)
Short 3 62 (1)
Brent Crude; December 2025
(a)
Short 1 67 (2)
Brent Crude; January 2026
(a)
Long 1 67 —
Brent Crude; November 2025
(a)
Long 13 877 17
Brent Financial Last Day; November 2025
(a)
Long 1 67 —
CAC40 Index; September 2025 Long 22 1,985 (40)
Canada 10 Year Bond; December 2025 Short 49 4,300 (20)
Canola; January 2026
(a)
Short 2 19 —
Canola; November 2025
(a)
Short 11 100 3
CBOE VIX; September 2025 Short 2 34 2
CHF; September 2025 Long 1 157 (2)
CME Micro Bitcoin; September 2025
(a)
Long 1 11 —
CME Micro Ether; September 2025
(a)
Long 43 19 (1)
Cocoa; December 2025
(a)
Short 2 143 1
Cocoa; December 2025
(a)
Long 1 72 (3)
Cocoa; March 2026
(a)
Long 1 71 (6)
Cocoa; March 2026
(a)
Long 1 75 (6)
Cocoa; May 2026
(a)
Short 1 70 2
Coffee 'C'; December 2025
(a)
Long 6 869 94
Coffee 'C'; March 2026
(a)
Long 2 280 56
Copper; December 2025
(a)
Short 1 115 (1)
Copper; March 2026
(a)
Short 2 232 (2)
Corn; December 2025
(a)
Short 80 1,681 44
Corn; March 2026
(a)
Short 13 285 5
Corn; May 2026
(a)
Short 28 627 4
Cotton No.2; December 2025
(a)
Short 20 666 11
Cotton No.2; March 2026
(a)
Short 3 103 1
Crude Palm Oil; December 2025
(a)
Long 18 470 (15)
Crude Palm Oil; January 2026
(a)
Long 9 236 (8)
Crude Palm Oil; November 2025
(a)
Long 10 259 (10)
Crude Palm Oil; October 2025
(a)
Long 8 206 (8)
DAX Index; September 2025 Long 5 3,504 (45)
DJ Euro Stoxx 50; September 2025 Short 7 439 (4)
DJ Euro Stoxx 50; September 2025 Long 44 2,760 (30)
Dollar Index; September 2025 Short 16 1,563 7
ECX Emission; December 2025
(a)
Short 2 171 (4)
ECX Emission; December 2026
(a)
Long 3 263 —
E-Mini DJIA Index; September 2025 Long 11 2,508 25
eMini MSCI EAFE; September 2025 Long 8 1,088 17
eMini MSCI Emerging Markets; September 2025 Long 25 1,581 51
E-Mini Natural Gas; October 2025
(a)
Short 2 15 (1)
E-Mini S&P Real Estate; September 2025 Short 1 52 (1)
EUR/USD; September 2025 Long 2 293 4
Euribor; December 2026 Long 94 26,964 (12)
Euribor; June 2026 Long 38 10,906 (10)
Euribor; June 2027 Long 30 8,594 (4)
Euribor; June 2028 Long 13 3,714 (1)
Euribor; March 2026 Long 31 8,895 (20)
Euribor; September 2026 Short 19 5,452 —
Euribor; September 2027 Long 1 286 —
Euribor; September 2028 Long 1 286 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; September 2025 Short 46 $ 6,972 $ (12)
Euro Buxl 30 Year Bond; September 2025 Short 4 533 8
Euro E-Mini; September 2025 Long 1 73 —
Euro Milling Wheat; December 2025
(a)
Short 28 318 —
Euro Milling Wheat; March 2026
(a)
Short 28 329 2
Euro Milling Wheat; May 2026
(a)
Short 11 133 1
Euro Schatz; September 2025 Short 39 4,884 —
Euro Stoxx Bank; September 2025 Long 32 421 45
Euro-Bobl 5 Year; September 2025 Short 72 9,894 (15)
Euro-BTP; September 2025 Long 35 4,924 (23)
Euro-Oat; September 2025 Short 27 3,851 48
Feeder Cattle; October 2025
(a)
Long 6 1,093 24
Frozen Concentrated Orange Juice-A; November 2025
(a)
Short 1 37 —
FTSE China A50 Index; September 2025 Long 57 854 2
FTSE KLCI Index; September 2025 Long 4 73 (1)
FTSE Taiwan Index; September 2025 Long 6 481 2
FTSE/JSE Top 40; September 2025 Long 14 747 42
FTSE100 Index; September 2025 Short 2 249 (10)
FTSE100 Index; September 2025 Long 59 7,352 199
Gasoline RBOB; December 2025
(a)
Short 1 79 (2)
Gasoline RBOB; January 2026
(a)
Long 1 78 (2)
Gasoline RBOB; November 2025
(a)
Long 1 80 1
Gasoline RBOB; October 2025
(a)
Long 14 1,158 19
GBP/USD; September 2025 Long 3 253 4
Gold 100 oz; December 2025
(a)
Long 12 4,219 85
Gold 100 oz; February 2026
(a)
Long 1 354 10
Gold; April 2026
(a)
Long 5 552 14
Gold; June 2026
(a)
Long 12 1,326 26
Hang Seng Index; September 2025 Long 16 2,567 (62)
HSCEI China Index; September 2025 Long 4 229 (6)
HSTECH; September 2025 Long 1 37 (1)
IBEX 35 Index; September 2025 Long 6 1,051 (15)
IBEX Mini Index; September 2025 Long 1 18 —
IFSC Nifty 50; September 2025 Long 12 589 (9)
INR/USD Standard; September 2025 Short 1 57 1
INR/USD; September 2025 Short 1 23 —
Japan 10 Year Bond TSE; September 2025 Short 10 9,360 56
Japan Topix Index; September 2025 Long 17 3,554 190
Japanese Yen; September 2025 Short 1 85 (1)
KC HRW Wheat; December 2025
(a)
Short 50 1,300 11
KC HRW Wheat; March 2026
(a)
Short 9 243 3
Korea 10 Year Bond; September 2025 Long 60 5,123 27
Korea 3 Year Bond; September 2025 Long 297 22,931 28
KOSDAQ150; September 2025 Short 1 10 —
KOSPI 200 Index; September 2025 Long 7 542 (3)
Kospi200 Mini; September 2025 Long 4 62 (1)
Lean Hogs; December 2025
(a)
Long 7 245 3
Lean Hogs; February 2026
(a)
Long 8 287 8
Lean Hogs; October 2025
(a)
Long 6 228 4
Live Cattle; April 2026
(a)
Long 4 388 35
Live Cattle; December 2025
(a)
Long 10 963 120
Live Cattle; February 2026
(a)
Long 14 1,357 141
Live Cattle; October 2025
(a)
Long 18 1,725 168
LME Copper; December 2025
(a)
Long 6 1,488 18
LME Copper; November 20, 2025
(a)
Long 2 495 10
LME Copper; October 08, 2025
(a)
Short — — (4)
LME Copper; October 16, 2025
(a)
Short — — (4)
LME Copper; October 21, 2025
(a)
Short — — (3)
LME Copper; September 17, 2025
(a)
Short — — 2
LME Copper; September 2025
(a)
Short — — 19
LME Copper; September 24, 2025
(a)
Short — — 2
LME Lead; November 20, 2025
(a)
Short 14 696 (7)
LME Lead; October 02, 2025
(a)
Short — — 2
LME Lead; October 03, 2025
(a)
Short — — 6
LME Lead; October 07, 2025
(a)
Short — — 1
LME Lead; October 08, 2025
(a)
Short — — 2
LME Lead; October 09, 2025
(a)
Short — — 4
LME Lead; October 10, 2025
(a)
Short — — 1
LME Lead; October 14, 2025
(a)
Short — — 1
LME Lead; October 15, 2025
(a)
Short — — 2

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Lead; October 16, 2025
(a)
Short — $ — $ 1
LME Lead; October 17, 2025
(a)
Short — — 1
LME Lead; September 17, 2025
(a)
Short — — 1
LME Lead; September 18, 2025
(a)
Short — — 1
LME Lead; September 23, 2025
(a)
Short — — 1
LME Lead; September 24, 2025
(a)
Short — — —
LME Nickel; November 04, 2025
(a)
Short 1 92 (2)
LME Nickel; November 05, 2025
(a)
Long 1 92 2
LME Nickel; November 12, 2025
(a)
Short 1 93 —
LME Nickel; November 13, 2025
(a)
Short 1 92 —
LME Nickel; November 14, 2025
(a)
Short — — —
LME Nickel; November 18, 2025
(a)
Long 2 185 3
LME Nickel; November 19, 2025
(a)
Short — — —
LME Nickel; November 20, 2025
(a)
Short 3 277 (7)
LME Nickel; November 21, 2025
(a)
Short 3 277 (8)
LME Nickel; November 26, 2025
(a)
Long 2 185 2
LME Nickel; November 28, 2025
(a)
Long 5 463 4
LME Nickel; October 01, 2025
(a)
Short — — —
LME Nickel; October 03, 2025
(a)
Short — — (3)
LME Nickel; October 16, 2025
(a)
Short — — 1
LME Nickel; October 17, 2025
(a)
Short — — (1)
LME Nickel; October 22, 2025
(a)
Short — — 3
LME Nickel; October 24, 2025
(a)
Short 1 92 1
LME Nickel; October 30, 2025
(a)
Short 1 92 (1)
LME Nickel; October 31, 2025
(a)
Short — — —
LME Nickel; September 02, 2025
(a)
Short — — (1)
LME Nickel; September 12, 2025
(a)
Short — — (2)
LME Nickel; September 17, 2025
(a)
Short — — (1)
LME Nickel; September 18, 2025
(a)
Short — — 1
LME Nickel; September 19, 2025
(a)
Short — — (3)
LME Nickel; September 23, 2025
(a)
Short — — 1
LME Nickel; September 24, 2025
(a)
Short — — (2)
LME Nickel; September 26, 2025
(a)
Short — — —
LME PRI Alum; November 07, 2025
(a)
Long 1 65 —
LME PRI Alum; November 19, 2025
(a)
Short — — —
LME PRI Alum; November 20, 2025
(a)
Long 13 850 17
LME PRI Alum; November 21, 2025
(a)
Short — — —
LME PRI Alum; November 28, 2025
(a)
Long 2 131 —
LME Primary Alum; December 2025
(a)
Long 7 458 1
LME Primary Alum; October 02, 2025
(a)
Short — — 1
LME Primary Alum; October 07, 2025
(a)
Short — — (2)
LME Primary Alum; October 17, 2025
(a)
Short — — (3)
LME Primary Alum; October 21, 2025
(a)
Short — — (3)
LME Primary Alum; October 22, 2025
(a)
Short — — (14)
LME Primary Alum; October 23, 2025
(a)
Short — — (6)
LME Primary Alum; October 24, 2025
(a)
Short — — (7)
LME Primary Alum; October 31, 2025
(a)
Short — — —
LME Primary Alum; September 02, 2025
(a)
Short — — 4
LME Primary Alum; September 04, 2025
(a)
Short — — 2
LME Primary Alum; September 10, 2025
(a)
Short — — (2)
LME Primary Alum; September 16, 2025
(a)
Short — — 2
LME Primary Alum; September 2025
(a)
Short — — (18)
LME Primary Alum; September 24, 2025
(a)
Short — — (1)
LME Tin; October 08, 2025
(a)
Short — — (6)
LME Tin; October 24, 2025
(a)
Short — — (8)
LME Tin; October 31, 2025
(a)
Short — — (4)
LME Tin; September 24, 2025
(a)
Short — — 21
LME Zinc; November 06, 2025
(a)
Short — — 1
LME Zinc; November 07, 2025
(a)
Short — — (2)
LME Zinc; November 12, 2025
(a)
Short — — (2)
LME Zinc; November 13, 2025
(a)
Short — — (1)
LME Zinc; November 14, 2025
(a)
Short — — (2)
LME Zinc; November 18, 2025
(a)
Short 1 71 (1)
LME Zinc; November 19, 2025
(a)
Short — — —
LME Zinc; November 20, 2025
(a)
Long 2 141 2
LME Zinc; November 21, 2025
(a)
Short 1 71 (1)
LME Zinc; November 28, 2025
(a)
Long 1 71 —
LME Zinc; October 01, 2025
(a)
Short — — (2)
LME Zinc; October 03, 2025
(a)
Short — — 3
LME Zinc; October 08, 2025
(a)
Short — — 3

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Zinc; October 09, 2025
(a)
Short — $ — $ 3
LME Zinc; October 15, 2025
(a)
Short — — (2)
LME Zinc; October 16, 2025
(a)
Short — — (3)
LME Zinc; October 17, 2025
(a)
Short — — —
LME Zinc; October 23, 2025
(a)
Short — — (2)
LME Zinc; October 24, 2025
(a)
Short — — (1)
LME Zinc; October 30, 2025
(a)
Short — — —
LME Zinc; October 31, 2025
(a)
Short — — (6)
LME Zinc; September 09, 2025
(a)
Short — — —
LME Zinc; September 12, 2025
(a)
Short — — (5)
LME Zinc; September 19, 2025
(a)
Short — — (5)
LME Zinc; September 2025
(a)
Short — — (10)
LME Zinc; September 24, 2025
(a)
Short — — (6)
LME Zinc; September 26, 2025
(a)
Short — — (1)
Low Sulphur Gasoline; December 2025
(a)
Long 1 65 2
Low Sulphur Gasoline; January 2026
(a)
Short 1 65 (2)
Low Sulphur Gasoline; October 2025
(a)
Long 17 1,143 24
Lumber; November 2025
(a)
Short 1 16 1
Maize; November 2025
(a)
Short 1 11 —
MCSI China A 50; September 2025 Long 1 63 5
Mexican Peso; September 2025 Long 2 54 —
Micro EUR/USD; September 2025 Long 1 15 —
Micro Gold; December 2025
(a)
Long 1 35 1
Mini FTSE/MIB; September 2025 Long 9 445 25
Mini HIS Index; September 2025 Long 16 514 (9)
Mini H-Share Index; September 2025 Long 7 80 (2)
Mini Japan 10 Year Bond; September 2025 Short 18 1,685 7
Mini Topix Index; September 2025 Long 11 230 20
MSCI Singapore Index; September 2025 Long 17 588 (3)
Nasdaq 100 E-Mini; September 2025 Long 9 4,223 (4)
Nasdaq 100 Micro E-mini; September 2025 Long 1 47 1
Natural Gas; December 2025
(a)
Short 5 196 (6)
Natural Gas; November 2025
(a)
Short 4 133 17
Natural Gas; October 2025
(a)
Short 25 750 8
Nikkei 225 Mini; September 2025 Long 15 436 19
Nikkei 225 OSE; September 2025 Long 12 3,485 102
Nikkei 225 SGX; September 2025 Long 5 726 62
Nikkei 225 Yen; September 2025 Long 2 286 3
Nikkei 225; September 2025 Long 3 632 44
Nikkei 400; September 2025 Long 1 19 1
NY Harbor ULSD; December 2025
(a)
Long 2 189 (6)
NY Harbor ULSD; January 2026
(a)
Long 1 94 1
NY Harbor ULSD; November 2025
(a)
Short 1 95 (3)
NY Harbor ULSD; October 2025
(a)
Long 10 953 11
NY Harbor ULSD; October 2025
(a)
Short 1 95 (1)
Palladium; December 2025
(a)
Long 1 112 —
Platinum; April 2026
(a)
Long 1 20 (1)
Platinum; October 2025
(a)
Long 4 274 3
Rapeseed Euro; February 2026
(a)
Short 13 357 9
Rapeseed Euro; November 2025
(a)
Short 12 325 6
Robusta Coffee 10tn; November 2025
(a)
Short 1 48 (15)
Rough Rice; November 2025
(a)
Short 1 24 —
Russell 2000 Emini; September 2025 Short 86 10,190 (911)
Russell 2000 Emini; September 2025 Long 8 948 15
S&P 500 Emini; September 2025 Short 7 2,265 (130)
S&P 500 Emini; September 2025 Long 15 4,855 30
S&P 500 Micro E-Mini; September 2025 Long 1 32 1
S&P Mid 400 Emini; September 2025 Short 2 652 (15)
S&P/TSX 60 Index; September 2025 Long 4 988 58
SET50 Index; September 2025 Long 52 257 (3)
SGX Iron Ore 62%; October 2025
(a)
Long 46 476 2
Short Term Euro-BTP; September 2025 Long 108 13,611 (28)
Silver; December 2025
(a)
Long 13 2,647 100
Silver; March 2026
(a)
Long 1 206 8
South African Rand; September 2025 Long 1 28 —
Soybean Future; January 2026
(a)
Short 11 590 (11)
Soybean Future; March 2026
(a)
Short 10 543 (5)
Soybean Future; November 2025
(a)
Short 42 2,214 (49)
Soybean Meal; December 2025
(a)
Short 30 867 12
Soybean Meal; January 2026
(a)
Short 20 586 (4)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Soybean Oil; December 2025
(a)
Long 11 $ 344 $ (16)
Soybean Oil; January 2026
(a)
Long 1 31 (1)
Soybean Oil; March 2026
(a)
Long 3 95 (4)
SPI 200 Index; September 2025 Long 10 1,462 68
Stoxx 50; September 2025 Long 2 107 2
Stoxx 600 Bank; September 2025 Long 5 87 7
Stoxx 600 Insurance; September 2025 Long 3 86 3
Stoxx 600 Utilities; September 2025 Long 6 152 (3)
Stoxx Europe 600; September 2025 Long 34 1,096 5
Sugar #11; March 2026
(a)
Short 8 152 —
Sugar #11; May 2026
(a)
Short 2 37 —
Sugar #11; October 2025
(a)
Short 30 550 13
Swiss Federal Bond; September 2025 Long 1 204 (2)
SX5E Dividend; December 2026 Long 3 55 2
TTF Natural Gas; October 2025
(a)
Short 10 276 16
UK 10 Year Gilt; December 2025 Short 44 5,384 (1)
UK Natural Gas; October 2025
(a)
Short 5 163 11
US 10 Year Treasury Note; December 2025 Long 58 6,526 21
US 10 Year Treasury Ultra Note; December 2025 Short 51 5,835 (28)
US 2 Year Treasury Note; December 2025 Short 120 25,024 (29)
US 2 Year Treasury Note; December 2025 Long 31 6,465 6
US 3 Year Treasury Note; December 2025 Long 2 426 1
US 5 Year Treasury  Note; December 2025 Long 462 50,574 171
US Dollar; September 2025 Long 4 40 —
US Long Bond; December 2025 Short 28 3,198 (6)
US Ultra Bond; December 2025 Short 14 1,632 5
USD/CNH; September 2025 Long 1 100 (1)
Wheat; December 2025
(a)
Short 7 203 5
Wheat; December 2025
(a)
Short 38 1,015 55
Wheat; March 2026
(a)
Short 15 414 (1)
Wheat; May 2026
(a)
Short 2 56 —
White Maize-SAF; December 2025
(a)
Short 6 136 16
White Sugar; December 2025
(a)
Long 3 72 1
White Sugar; October 2025
(a)
Long 5 123 2
WIG20 Index; September 2025 Long 18 278 (1)
WTI Crude; December 2025
(a)
Long 1 63 —
WTI Crude; December 2025
(a)
Short 1 63 —
WTI Crude; January 2026
(a)
Short 2 125 (2)
WTI Crude; January 2026
(a)
Long 1 63 —
WTI Crude; November 2025
(a)
Short 1 63 (1)
WTI Crude; November 2025
(a)
Long 1 63 —
WTI Crude; October 2025
(a)
Long 6 384 9
WTI Crude; October 2025
(a)
Short 5 320 (5)
XAP Consumer Staples; September 2025 Long 1 81 (1)
Yellow Maize-SAF; December 2025
(a)
Short 2 43 4
Total $ 978
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/17/2025 AUD 5,049 $ 3,301 $ 9 $ (5)
Bank of America NA 09/17/2025 GBP 6,929 $ 9,371 7 (12)
Bank of America NA 09/17/2025 CAD 3,609 $ 2,648 — (17)
Bank of America NA 09/17/2025 EUR 8,613 $ 10,045 60 (22)
Bank of America NA 09/17/2025 JPY 154,907 $ 1,063 2 (7)
Bank of America NA 09/17/2025 MXN 36,263 $ 1,893 48 —
Bank of America NA 09/17/2025 NZD 3,231 $ 1,940 1 (36)
Bank of America NA 09/17/2025 CHF 5,306 $ 6,607 57 (21)
Bank of America NA 09/17/2025 $ 50 MXN 942 — (1)
Bank of America NA 09/17/2025 $ 3,145 NZD 5,295 22 (2)
Bank of America NA 09/17/2025 $ 2,723 JPY 398,850 13 (8)
Bank of America NA 09/17/2025 $ 2,868 AUD 4,418 — (22)
Bank of America NA 09/17/2025 $ 5,021 CAD 6,887 14 (11)
Bank of America NA 09/17/2025 $ 3,958 CHF 3,173 4 (20)
Bank of America NA 09/17/2025 $ 5,311 GBP 3,968 8 (61)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/17/2025 $ 5,670 EUR 4,889 $ 3 $ (60)
BNP Paribas 09/24/2025 $ 3,884 CAD 5,300 21 —
BNP Paribas 09/25/2025 GBP 285 $ 386 — —
BNP Paribas 09/25/2025 CAD 1,625 $ 1,173 12 —
BNP Paribas 09/25/2025 CLP 2,450,040 $ 2,535 — —
BNP Paribas 09/25/2025 EUR 41 $ 48 — —
BNP Paribas 09/25/2025 MXN 1,916 $ 102 1 —
BNP Paribas 09/25/2025 NOK 33,832 $ 3,325 43 —
BNP Paribas 09/25/2025 RON 9,597 $ 2,207 5 —
BNP Paribas 09/25/2025 SEK 254 $ 27 — —
BNP Paribas 09/25/2025 $ 2,038 SEK 19,471 — (24)
BNP Paribas 09/25/2025 $ 2 CHF 2 — —
BNP Paribas 09/25/2025 $ 134 BRL 739 — (2)
BNP Paribas 09/25/2025 $ 1,594 PEN 5,682 — (15)
BNP Paribas 09/25/2025 $ 56 MXN 1,060 — —
BNP Paribas 09/25/2025 $ 1 NZD 2 — —
BNP Paribas 09/25/2025 $ 916 NOK 9,227 — (3)
BNP Paribas 09/25/2025 $ 148 RON 646 — (1)
BNP Paribas 09/25/2025 $ 147 CLP 142,804 — —
BNP Paribas 09/25/2025 $ 2,056 CZK 43,242 — (16)
BNP Paribas 09/25/2025 $ 1 CAD 2 — —
Citigroup Inc 09/12/2025 EUR 88 $ 103 — —
Citigroup Inc 09/26/2025 CZK 62,850 $ 2,973 38 —
Citigroup Inc 09/26/2025 EUR 1,894 $ 2,199 20 —
Citigroup Inc 09/26/2025 MXN 19,286 $ 1,024 7 —
Citigroup Inc 09/26/2025 $ 1,096 COP 4,447,400 — (9)
Citigroup Inc 09/26/2025 $ 2,337 PEN 8,254 1 —
Credit Agricole CIB 09/10/2025 $ 4,358 CAD 6,000 — (13)
Credit Agricole CIB 09/24/2025 $ 4,361 CAD 6,000 — (13)
Credit Agricole CIB 09/25/2025 AUD 1,031 $ 664 11 —
Credit Agricole CIB 09/25/2025 GBP 426 $ 576 — —
Credit Agricole CIB 09/25/2025 CAD 64 $ 47 — —
Credit Agricole CIB 09/25/2025 EUR 769 $ 898 3 —
Credit Agricole CIB 09/25/2025 INR 319,180 $ 3,647 — (33)
Credit Agricole CIB 09/25/2025 IDR 56,466,088 $ 3,486 — (54)
Credit Agricole CIB 09/25/2025 JPY 179,964 $ 1,221 6 —
Credit Agricole CIB 09/25/2025 NZD 79 $ 46 — —
Credit Agricole CIB 09/25/2025 PHP 159,807 $ 2,797 2 —
Credit Agricole CIB 09/25/2025 CHF 39 $ 49 — —
Credit Agricole CIB 09/25/2025 THB 14,837 $ 456 3 —
Credit Agricole CIB 09/25/2025 $ 4,248 TWD 127,110 78 —
Credit Agricole CIB 09/25/2025 $ 146 IDR 2,400,047 1 —
Credit Agricole CIB 09/25/2025 $ 145 INR 12,777 1 —
Credit Agricole CIB 09/25/2025 $ 1 EUR 1 — —
Credit Agricole CIB 09/25/2025 $ 147 THB 4,767 — (1)
Credit Agricole CIB 09/25/2025 $ 115 JPY 16,834 — —
Credit Agricole CIB 09/25/2025 $ 609 PHP 34,817 — (1)
Credit Agricole CIB 09/25/2025 $ 4,490 ZAR 79,605 — (18)
Credit Agricole CIB 10/08/2025 $ 10,502 CAD 14,500 — (77)
Deutsche Bank AG 09/02/2025 $ 100 KRW 138,013 1 —
Deutsche Bank AG 09/04/2025 $ 100 KRW 138,778 — —
Deutsche Bank AG 09/05/2025 $ 100 KRW 139,685 — (1)
Deutsche Bank AG 09/08/2025 $ 100 CLP 96,213 — —
Deutsche Bank AG 09/11/2025 $ 100 TWD 2,962 3 —
Deutsche Bank AG 09/12/2025 $ 100 TWD 2,976 3 —
Deutsche Bank AG 09/15/2025 TWD 5,969 $ 200 — (4)
Deutsche Bank AG 09/17/2025 $ 237 EUR 206 — (4)
Deutsche Bank AG 09/18/2025 TWD 2,990 $ 100 — (2)
Deutsche Bank AG 09/22/2025 CLP 95,814 $ 100 — (1)
Deutsche Bank AG 09/22/2025 $ 400 INR 34,889 5 —
Deutsche Bank AG 09/22/2025 $ 200 COP 809,926 — (2)
Deutsche Bank AG 09/25/2025 $ 300 INR 26,170 3 —
Deutsche Bank AG 09/26/2025 $ 300 INR 26,281 2 —
Deutsche Bank AG 09/29/2025 CLP 96,107 $ 100 — (1)
Deutsche Bank AG 09/30/2025 $ 300 INR 26,365 1 —
Deutsche Bank AG 10/02/2025 CLP 96,708 $ 100 — —
Goldman Sachs & Co 09/04/2025 GBP 81 $ 111 — —
Goldman Sachs & Co 09/04/2025 EUR 191 $ 221 2 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Goldman Sachs & Co 09/04/2025 $ 535 EUR 463 $ — $ (7)
Goldman Sachs & Co 09/04/2025 $ 110 GBP 81 — —
Goldman Sachs & Co 09/26/2025 TWD 31,550 $ 1,033 2 —
Goldman Sachs & Co 10/15/2025 JPY 16,500 $ 112 1 —
Goldman Sachs & Co 10/15/2025 $ 363 JPY 53,051 1 —
Goldman Sachs & Co 10/20/2025 $ 611 EUR 527 — (7)
Goldman Sachs & Co 11/05/2025 $ 1,357 EUR 1,175 2 (25)
Goldman Sachs & Co 12/16/2025 $ 449 EUR 386 — (5)
Goldman Sachs & Co 12/17/2025 $ 505 GBP 379 — (7)
Goldman Sachs & Co 12/18/2025 $ 532 GBP 393 — (1)
HSBC Securities Inc 09/12/2025 EUR 578 $ 678 1 (2)
HSBC Securities Inc 09/26/2025 BRL 2,098 $ 384 1 —
HSBC Securities Inc 09/26/2025 KRW 2,048,400 $ 1,475 2 —
HSBC Securities Inc 09/26/2025 $ 380 BRL 2,099 — (5)
JPMorgan Chase 09/02/2025 KRW 138,623 $ 100 — —
JPMorgan Chase 09/04/2025 GBP 28 $ 38 — —
JPMorgan Chase 09/04/2025 INR 8,704 $ 100 — (1)
JPMorgan Chase 09/04/2025 KRW 138,422 $ 100 — —
JPMorgan Chase 09/04/2025 $ 100 INR 8,769 1 —
JPMorgan Chase 09/04/2025 $ 38 GBP 28 — —
JPMorgan Chase 09/04/2025 $ 40 EUR 35 — (1)
JPMorgan Chase 09/05/2025 KRW 1,103,355 $ 800 — (6)
JPMorgan Chase 09/05/2025 $ 700 KRW 967,389 3 —
JPMorgan Chase 09/08/2025 CLP 193,111 $ 200 — —
JPMorgan Chase 09/08/2025 COP 410,908 $ 100 2 —
JPMorgan Chase 09/08/2025 INR 175,662 $ 2,000 — (9)
JPMorgan Chase 09/08/2025 $ 100 COP 406,310 — (1)
JPMorgan Chase 09/08/2025 $ 2,000 INR 175,444 12 —
JPMorgan Chase 09/08/2025 $ 100 CLP 96,607 — —
JPMorgan Chase 09/11/2025 CLP 193,428 $ 200 — —
JPMorgan Chase 09/11/2025 TWD 5,966 $ 200 — (5)
JPMorgan Chase 09/11/2025 KRW 1,111,507 $ 800 — —
JPMorgan Chase 09/11/2025 $ 200 CLP 194,756 — (2)
JPMorgan Chase 09/11/2025 $ 100 TWD 3,053 — —
JPMorgan Chase 09/11/2025 $ 800 KRW 1,103,000 6 —
JPMorgan Chase 09/12/2025 COP 404,938 $ 100 1 —
JPMorgan Chase 09/12/2025 TWD 3,053 $ 100 — —
JPMorgan Chase 09/12/2025 $ 6,421 EUR 5,509 — (29)
JPMorgan Chase 09/12/2025 $ 100 COP 403,226 — —
JPMorgan Chase 09/15/2025 $ 800 INR 70,203 5 —
JPMorgan Chase 09/18/2025 $ 336 CAD 453 6 —
JPMorgan Chase 09/22/2025 AUD 200 JPY 19,079 1 —
JPMorgan Chase 09/22/2025 AUD 200 CAD 180 — —
JPMorgan Chase 09/22/2025 AUD 7,800 NZD 8,561 54 —
JPMorgan Chase 09/22/2025 AUD 1,900 $ 1,235 8 (1)
JPMorgan Chase 09/22/2025 GBP 3,125 $ 4,171 56 (1)
JPMorgan Chase 09/22/2025 GBP 2,125 JPY 416,563 33 (1)
JPMorgan Chase 09/22/2025 GBP 439 EUR 508 — (1)
JPMorgan Chase 09/22/2025 GBP 250 CHF 270 — —
JPMorgan Chase 09/22/2025 GBP 1,250 AUD 2,570 7 —
JPMorgan Chase 09/22/2025 CAD 4,400 $ 3,202 5 —
JPMorgan Chase 09/22/2025 CAD 1,779 AUD 2,000 — (13)
JPMorgan Chase 09/22/2025 CNH 45,279 $ 6,328 43 —
JPMorgan Chase 09/22/2025 COP 810,526 $ 200 1 —
JPMorgan Chase 09/22/2025 EUR 375 CHF 351 — (1)
JPMorgan Chase 09/22/2025 EUR 200 HUF 80,374 — (3)
JPMorgan Chase 09/22/2025 EUR 2,500 CAD 3,989 23 (2)
JPMorgan Chase 09/22/2025 EUR 1,500 NOK 17,829 — (18)
JPMorgan Chase 09/22/2025 EUR 4,008 GBP 3,491 1 (25)
JPMorgan Chase 09/22/2025 EUR 1,375 AUD 2,464 — (2)
JPMorgan Chase 09/22/2025 EUR 200 PLN 854 — —
JPMorgan Chase 09/22/2025 EUR 1,900 JPY 323,074 24 —
JPMorgan Chase 09/22/2025 EUR 3,250 $ 3,773 33 —
JPMorgan Chase 09/22/2025 HUF 119,239 EUR 300 — —
JPMorgan Chase 09/22/2025 HUF 693,594 $ 2,000 47 —
JPMorgan Chase 09/22/2025 ILS 3,412 $ 1,000 23 —
JPMorgan Chase 09/22/2025 JPY 173,524 GBP 875 3 (2)
JPMorgan Chase 09/22/2025 JPY 45,830 CHF 250 — (1)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 09/22/2025 JPY 106,635 CAD 1,000 $ — $ (1)
JPMorgan Chase 09/22/2025 JPY 17,222 EUR 100 — —
JPMorgan Chase 09/22/2025 JPY 100,000 $ 683 — —
JPMorgan Chase 09/22/2025 JPY 259,167 NZD 3,000 2 (5)
JPMorgan Chase 09/22/2025 JPY 170,693 AUD 1,800 — (15)
JPMorgan Chase 09/22/2025 MXN 26,500 $ 1,405 12 —
JPMorgan Chase 09/22/2025 NZD 200 JPY 17,602 — (2)
JPMorgan Chase 09/22/2025 NZD 2,200 $ 1,301 1 (3)
JPMorgan Chase 09/22/2025 NOK 14,363 $ 1,400 30 —
JPMorgan Chase 09/22/2025 PLN 6,678 $ 1,800 34 —
JPMorgan Chase 09/22/2025 PLN 2,999 EUR 700 4 —
JPMorgan Chase 09/22/2025 SGD 5,260 $ 4,100 7 —
JPMorgan Chase 09/22/2025 ZAR 51,665 $ 2,900 30 (3)
JPMorgan Chase 09/22/2025 SEK 13,514 $ 1,400 31 —
JPMorgan Chase 09/22/2025 SEK 20,946 EUR 1,875 20 —
JPMorgan Chase 09/22/2025 SEK 16,921 NOK 18,000 — (1)
JPMorgan Chase 09/22/2025 CHF 2,216 EUR 2,375 — (5)
JPMorgan Chase 09/22/2025 CHF 803 GBP 750 — (7)
JPMorgan Chase 09/22/2025 CHF 1,625 $ 2,016 20 —
JPMorgan Chase 09/22/2025 CHF 2,250 JPY 409,809 25 —
JPMorgan Chase 09/22/2025 TRY 16,932 $ 400 6 —
JPMorgan Chase 09/22/2025 $ 2,077 AUD 3,200 — (16)
JPMorgan Chase 09/22/2025 $ 2,783 NZD 4,700 17 (10)
JPMorgan Chase 09/22/2025 $ 3,346 CAD 4,600 1 (8)
JPMorgan Chase 09/22/2025 $ 2,189 EUR 1,875 — (8)
JPMorgan Chase 09/22/2025 $ 1,328 CNH 9,520 — (12)
JPMorgan Chase 09/22/2025 $ 100 ILS 343 — (3)
JPMorgan Chase 09/22/2025 $ 400 CLP 386,514 — —
JPMorgan Chase 09/22/2025 $ 313 CHF 250 — (1)
JPMorgan Chase 09/22/2025 $ 200 SEK 1,918 — (3)
JPMorgan Chase 09/22/2025 $ 1,500 TRY 63,732 — (28)
JPMorgan Chase 09/22/2025 $ 2,020 GBP 1,499 — (7)
JPMorgan Chase 09/22/2025 $ 266 MXN 5,000 — (1)
JPMorgan Chase 09/22/2025 $ 400 ZAR 7,054 1 —
JPMorgan Chase 09/22/2025 $ 200 NOK 2,019 — (1)
JPMorgan Chase 09/22/2025 $ 255 JPY 37,500 — (1)
JPMorgan Chase 09/22/2025 $ 100 HUF 34,197 — (1)
JPMorgan Chase 09/22/2025 $ 200 INR 17,512 2 —
JPMorgan Chase 09/25/2025 $ 100 INR 8,713 1 —
JPMorgan Chase 09/26/2025 HUF 700,772 $ 2,046 21 —
JPMorgan Chase 09/26/2025 PLN 1,325 $ 360 4 —
JPMorgan Chase 09/26/2025 TRY 121,750 $ 2,842 69 —
JPMorgan Chase 09/29/2025 $ 800 KRW 1,110,432 — (1)
JPMorgan Chase 09/30/2025 $ 2,000 INR 175,853 9 —
JPMorgan Chase 11/14/2025 $ 307 CAD 423 — (3)
JPMorgan Chase 12/17/2025 $ 1,850 EUR 1,615 — (52)
Merrill Lynch 09/05/2025 $ 109 EUR 95 — (2)
Merrill Lynch 10/31/2025 $ 303 EUR 261 — (4)
RBC Dominon Securities Corp 09/25/2025 BRL 20,399 $ 3,737 4 —
RBC Dominon Securities Corp 09/25/2025 COP 8,051,022 $ 1,987 14 —
RBC Dominon Securities Corp 09/25/2025 HUF 721,888 $ 2,108 21 —
RBC Dominon Securities Corp 09/25/2025 IDR 1,316,325 $ 81 — (1)
RBC Dominon Securities Corp 09/25/2025 NZD 607 $ 354 4 —
RBC Dominon Securities Corp 09/25/2025 PHP 29,412 $ 515 — —
RBC Dominon Securities Corp 09/25/2025 PLN 5,499 $ 1,506 3 —
RBC Dominon Securities Corp 09/25/2025 $ 286 COP 1,157,774 — (2)
RBC Dominon Securities Corp 09/25/2025 $ 135 CLP 129,350 1 —
RBC Dominon Securities Corp 09/25/2025 $ 511 KRW 710,375 1 (2)
RBC Dominon Securities Corp 09/25/2025 $ 133 INR 11,573 2 —
RBC Dominon Securities Corp 09/25/2025 $ 888 GBP 659 — (3)
RBC Dominon Securities Corp 09/25/2025 $ 3,395 CNH 24,316 — (28)
RBC Dominon Securities Corp 09/25/2025 $ 618 HUF 210,134 — (1)
RBC Dominon Securities Corp 09/25/2025 $ 3,124 CHF 2,507 — (19)
RBC Dominon Securities Corp 09/25/2025 $ 1 AUD 2 — —
RBC Dominon Securities Corp 09/25/2025 $ 115 PLN 424 — (1)
RBC Dominon Securities Corp 09/25/2025 $ 281 PEN 997 — (1)
RBC Dominon Securities Corp 09/25/2025 $ 149 BRL 817 — (1)
RBC Dominon Securities Corp 10/10/2025 $ 1,524 JPY 217,000 42 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 11/10/2025 $ 1,997 JPY 290,000 $ 8 $ —
UBS AG 09/17/2025 $ 452 GBP 333 2 —
Total $ 1,378 $ (1,047)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
August 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.23% (1.00)% Quarterly 12/20/2026 $ 2,650 $ (21) $ (5) $ — $ (26)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.16% (1.00)% Quarterly 12/20/2026 2,650 (21) (8) — (29)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.23% (1.00)% Quarterly 12/20/2026 2,150 (17) (4) — (21)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.17% (1.00)% Quarterly 12/20/2026 2,650 (21) (7) — (28)
Total $ (80) $ (24) $ — $ (104)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
August 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.43 N/A (1.00)% Quarterly 06/20/2030 $ 1,600 $ 52 $ (21) $ 31
CDX.NA.HY.44 N/A (5.00)% Quarterly 06/20/2030 5,850 (250) (173) (423)
ITRX.XOVER.43 N/A (5.00)% Quarterly 06/20/2030 EUR 2,312 (213) (41) (254)
Total $ (411) $ (235) $ (646)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
1 Day MXN TIIE Banxico Receive 0.00% Monthly Monthly N/A 12/24/2025 MXN 195,000 $ 195 $ 54 $ 249
28 Day MXN TIIE Banxico Pay 0.00% Monthly Monthly N/A 12/24/2025 195,000 (197) (54) (251)
3 Month KRW Certificate of Deposit Pay 2.31% Quarterly Quarterly N/A 09/17/2027 KRW 14,400,000 (8) — (8)
3 Month KRW Certificate of Deposit Receive 2.65% Quarterly Quarterly N/A 09/17/2035 1,700,000 (1) — (1)
3 Month Tel AVIV Inter-Bank Offered Rate Pay 0.00% Quarterly Annual N/A 09/18/2025 ILS 10,200 (33) (2) (35)
3 Month Tel AVIV Inter-Bank Offered Rate Pay 0.00% Quarterly Annual N/A 09/18/2025 1,300 (4) — (4)
6 Month Prague Interbank Offered Rate Pay 3.32% Semiannual Annual N/A 09/17/2030 CZK 105,000 (93) (3) (96)
6 Month Prague Interbank Offered Rate Pay 3.32% Semiannual Annual N/A 09/17/2030 34,000 (13) (18) (31)
Shekel Overnight Interest Rate Receive 0.00% Annual Quarterly N/A 09/18/2025 ILS 10,200 33 2 35
Shekel Overnight Interest Rate Receive 0.00% Annual Quarterly N/A 09/18/2025 1,300 4 — 4
Shekel Overnight Interest Rate Pay 4.12% Quarterly Annual N/A 09/17/2030 11,575 47 1 48
Total $ (70) $ (20) $ (90)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset Liability
Goldman Sachs &
Co
(a)
Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long securities
traded in foreign currencies
but settle in USD
Monthly 09/16/2025-
07/29/2026
$ 12,193 $ — $ 547 $ —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Annual 12/20/2027 ZMW 5,030 $ — $ 40 $ —
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/16/2025
Annual 12/16/2025 EGP 19,200 — 43 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.075%
Nigeria OMO Bill, 0.00%,
01/08/2026
Annual 01/06/2026 NGN 243,000 — 6 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
11/18/2025
Annual 11/18/2025 590,650 — 21 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
11/25/2025
Annual 11/25/2025 200,000 — 2 —
JPMorgan Chase Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in foreign
currencies but settle in USD
Monthly 12/29/2025-
03/10/2026
$ 955 — — (29)
Morgan Stanley &
Co
(b)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 07/29/2026 91,140 — 5,695 —
Morgan Stanley &
Co
(c)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 09/06/2028 19,643 — 80 —
Total $ — $ 6,434 $ (29)
The maturity dates are measured from the commencement of investment in each underlying position of a custom basket.
The spread for a custom basket is negotiated at the security level and is usually similar within a region but may vary.
Notional Amount represents the total absolute value of the underlying securities in a custom basket.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Frontier Communications Parent Inc
61,012
$ 2,262
18.55%
Omnicom Group Inc
(19,944)
(1,562)
(12.81)%
Just Eat Takeaway.com NV
57,853
1,366
11.20%
Covestro AG
14,719
1,023
8.39%
Kellanova
11,305
899
7.37%
Charter Communications Inc
(2,749)
(730)
(5.99)%
Honeywell International Inc
2,700
593
4.86%
Vivendi SE
153,694
549
4.51%
Spectris PLC
9,448
517
4.24%
Just Group PLC
172,384
492
4.03%
Boeing Co/The
(1,600)
(375)
(3.08)%
Phillips 66
2,500
334
2.74%
Universal Music Group NV
(9,466)
(267)
(2.19)%
Gildan Activewear Inc
(4,741)
(259)
(2.12)%
Topcon Corp
11,076
248
2.03%
Columbia Banking System Inc
(8,731)
(234)
(1.92)%
Huntington Bancshares Inc/OH
(11,408)
(203)
(1.66)%
Rocket Cos Inc
(6,237)
(111)
(0.91)%
Mr Cooper Group Inc
567
107
0.88%
Western Midstream Partners LP
(1,584)
(62)
(0.51)%
(a) Top Underlying Securities WESTGSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Microsoft Corp
2,356
$ 1,194
1.31%
NVIDIA Corp
6,229
1,085
1.19%
AES Corp/The
(63,259)
(857)
(0.94)%
McCormick & Co Inc/MD
(10,387)
(731)
(0.80)%
PACCAR Inc
(6,862)
(686)
(0.75)%
Moderna Inc
(27,705)
(667)
(0.73)%
Mosaic Co/The
(19,029)
(636)
(0.70)%
Southwest Airlines Co
(18,333)
(603)
(0.66)%
Alphabet Inc - A Shares
2,814
599
0.66%
Lennox International Inc
(1,047)
(584)
(0.64)%
Fidelity National Information Services Inc
(8,233)
(575)
(0.63)%
Nordson Corp
(2,522)
(568)
(0.62)%
Akamai Technologies Inc
(7,083)
(560)
(0.61)%
Norwegian Cruise Line Holdings Ltd
(21,475)
(533)
(0.59)%
Dayforce Inc
(7,559)
(527)
(0.58)%
Albemarle Corp
(6,085)
(517)
(0.57)%
Enphase Energy Inc
(13,705)
(517)
(0.57)%
Apple Inc
2,200
511
0.56%
NRG Energy Inc
3,339
486
0.53%
Jack Henry & Associates Inc
(2,971)
(485)
(0.53)%
Trade Desk Inc/The
(8,872)
(485)
(0.53)%
Erie Indemnity Co
(1,358)
(481)
(0.53)%
Tractor Supply Co
(7,779)
(480)
(0.53)%
Intel Corp
(19,486)
(474)
(0.52)%
Amcor PLC
(53,929)
(465)
(0.51)%
Meta Platforms Inc
623
460
0.51%
MSCI Inc
(803)
(456)
(0.50)%
Vertex Pharmaceuticals Inc
(1,137)
(445)
(0.49)%
Block Inc
(5,575)
(444)
(0.49)%
Warner Bros Discovery Inc
(37,812)
(440)
(0.48)%
Equifax Inc
(1,778)
(438)
(0.48)%
Diamondback Energy Inc
(2,894)
(431)
(0.47)%
Coterra Energy Inc
(17,582)
(430)
(0.47)%
Constellation Energy Corp
1,395
430
0.47%
Trimble Inc
(5,293)
(428)
(0.47)%
Skyworks Solutions Inc
5,676
425
0.47%
Chipotle Mexican Grill Inc
(9,852)
(415)
(0.46)%
Microchip Technology Inc
(6,387)
(415)
(0.46)%
Starbucks Corp
(4,685)
(413)
(0.45)%
Hubbell Inc
(955)
(412)
(0.45)%
Ingersoll Rand Inc
(5,171)
(411)
(0.45)%
Builders FirstSource Inc
(2,957)
(410)
(0.45)%
Edwards Lifesciences Corp
(4,989)
(406)
(0.44)%
Dexcom Inc
(5,373)
(405)
(0.44)%
Occidental Petroleum Corp
(8,436)
(402)
(0.44)%
Dow Inc
(16,298)
(401)
(0.44)%
Old Dominion Freight Line Inc
(2,645)
(399)
(0.44)%
Tyler Technologies Inc
(708)
(399)
(0.44)%
Sherwin-Williams Co/The
(1,083)
(396)
(0.43)%
Amazon.com Inc
1,711
392
0.43%
(b) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Washington H Soul Pattinson & Co Ltd
(17,648)
$ (505)
(2.57)%
JFE Holdings Inc
(28,000)
(350)
(1.78)%
Secom Co Ltd
(9,300)
(345)
(1.76)%
Shimadzu Corp
(12,400)
(306)
(1.55)%
Diamondback Energy Inc
(2,030)
(302)
(1.54)%
Kyowa Kirin Co Ltd
(15,900)
(275)
(1.40)%
Tenaris SA
(13,034)
(237)
(1.20)%
Canadian Pacific Kansas City Ltd
(3,100)
(236)
(1.20)%
Deutsche Boerse AG
(766)
(225)
(1.15)%
Sekisui House Ltd
(9,700)
(220)
(1.12)%
Waste Connections Inc
(1,171)
(216)
(1.10)%
Agilent Technologies Inc
(1,720)
(216)
(1.10)%
Sony Group Corp
(7,700)
(214)
(1.09)%
Alcon AG
(2,562)
(204)
(1.04)%
Element Fleet Management Corp
(7,600)
(203)
(1.03)%
National Australia Bank Ltd
(7,194)
(201)
(1.03)%
GFL Environmental Inc
(3,900)
(195)
(0.99)%
Prudential Financial Inc
(1,775)
(195)
(0.99)%
Jacobs Solutions Inc
(1,304)
(191)
(0.97)%
EssilorLuxottica SA
(624)
(190)
(0.97)%
Canadian Tire Corp Ltd
(1,500)
(187)
(0.95)%
Yakult Honsha Co Ltd
(11,200)
(183)
(0.93)%
Ashtead Group PLC
(2,479)
(182)
(0.93)%
CK Infrastructure Holdings Ltd
(26,000)
(174)
(0.89)%
Unilever PLC
(2,766)
(174)
(0.88)%
Cardinal Health Inc
(1,138)
(169)
(0.86)%
Kyocera Corp
(12,500)
(168)
(0.86)%
Tokyo Metro Co Ltd
(14,400)
(168)
(0.85)%
Rentokil Initial PLC
(33,771)
(167)
(0.85)%
Aflac Inc
(1,550)
(166)
(0.84)%
Oriental Land Co Ltd/Japan
(6,900)
(165)
(0.84)%
Pro Medicus Ltd
(842)
(165)
(0.84)%
Pearson PLC
(11,267)
(164)
(0.84)%
Robinhood Markets Inc
(1,563)
(163)
(0.83)%
Hikari Tsushin Inc
(600)
(161)
(0.82)%
Solventum Corp
(2,187)
(160)
(0.81)%
Danaher Corp
(776)
(160)
(0.81)%
FUJIFILM Holdings Corp
(6,600)
(158)
(0.80)%
Mitsubishi Corp
(6,800)
(155)
(0.79)%
EQT AB
(4,233)
(152)
(0.77)%
BASF SE
(2,848)
(151)
(0.77)%
LVMH Moet Hennessy Louis Vuitton SE
(256)
(151)
(0.77)%
DiaSorin SpA
(1,497)
(151)
(0.77)%
Goldman Sachs Group Inc/The
(200)
(149)
(0.76)%
Revvity Inc
(1,634)
(147)
(0.75)%
Graco Inc
(1,715)
(146)
(0.75)%
Air Products and Chemicals Inc
(497)
(146)
(0.74)%
D'ieteren Group
(675)
(146)
(0.74)%
Moncler SpA
(2,513)
(146)
(0.75)%
Infineon Technologies AG
(3,511)
(144)
(0.73)%
(c) Top Underlying Securities LACEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2025
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (1.70)% Shares Value (000's)
Banks - (0.04)%
Huntington Bancshares Inc/OH 9,461 $ 168
Chemicals - (0.19)%
DuPont de Nemours Inc 10,700 823
Diversified Financial Services - (0.74)%
Rocket Cos Inc 178,093 3,165
Internet - (0.65)%
Palo Alto Networks Inc 14,518 2,766
Media - (0.08)%
Charter Communications Inc 1,356 360
TOTAL COMMON STOCKS (proceeds $6,470) $ 7,282
TOTAL SHORT SALES (proceeds $6,470) $ 7,282

Schedule of Investments
International Equity Index Fund
August 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 3 .39 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .03%
iShares MSCI EAFE ETF
(a)
153,774 $ 14,068
Money Market Funds - 1 .36%
BlackRock Liquidity FedFund - Institutional Class
4.18%
(b),(c)
635,314 635
Principal Government Money Market Fund - Class
R-6 4.20%
(b),(c),(d)
8,776,274 8,776
$ 9,411
TOTAL INVESTMENT COMPANIES $ 23,479
COMMON STOCKS - 96 .86 % Shares Held Value (000's)
Advertising - 0 .14%
Publicis Groupe SA 8,003 $ 739
WPP PLC 37,721 200
$ 939
Aerospace & Defense - 3 .44%
Airbus SE 20,843 4,358
BAE Systems PLC 105,667 2,504
Dassault Aviation SA 686 216
Elbit Systems Ltd 975 474
IHI Corp 5,200 540
Kawasaki Heavy Industries Ltd 5,300 321
Leonardo SpA 14,151 804
Melrose Industries PLC 44,590 354
MTU Aero Engines AG 1,882 839
Rheinmetall AG 1,610 3,123
Rolls-Royce Holdings PLC 296,431 4,275
Saab AB 11,200 633
Safran SA 12,631 4,198
Singapore Technologies Engineering Ltd 54,500 326
Thales SA 3,240 852
$ 23,817
Agriculture - 0 .98%
British American Tobacco PLC 73,123 4,152
Imperial Brands PLC 27,080 1,144
Japan Tobacco Inc 42,100 1,339
Wilmar International Ltd 67,100 154
$ 6,789
Airlines - 0 .29%
ANA Holdings Inc 5,600 113
Deutsche Lufthansa AG 20,949 195
International Consolidated Airlines Group SA 43,457 225
Japan Airlines Co Ltd 5,000 106
Qantas Airways Ltd 25,926 199
Ryanair Holdings PLC 29,727 881
Singapore Airlines Ltd 53,100 272
$ 1,991
Apparel - 1 .51%
Adidas AG 5,980 1,163
Asics Corp 24,500 659
Hermes International SCA 1,111 2,721
Kering SA 2,604 698
LVMH Moet Hennessy Louis Vuitton SE 8,772 5,179
$ 10,420
Automobile Manufacturers - 2 .55%
Bayerische Motoren Werke AG 9,842 1,030
Daimler Truck Holding AG 16,613 781
Ferrari NV 4,422 2,104
Honda Motor Co Ltd 138,900 1,540
Isuzu Motors Ltd 18,700 245
Mercedes-Benz Group AG 25,251 1,580
Nissan Motor Co Ltd
(a)
77,800 175
Renault SA 6,720 264
Stellantis NV 70,502 675
Subaru Corp 20,700 406
Suzuki Motor Corp 55,300 732
Toyota Motor Corp 332,400 6,436
Volvo AB - B Shares 55,541 1,709
$ 17,677
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .66%
Aisin Corp 17,300 $ 285
Bridgestone Corp 20,100 908
Cie Generale des Etablissements Michelin SCA 23,442 849
Continental AG 3,847 337
Denso Corp 61,300 878
Sumitomo Electric Industries Ltd 25,100 703
Toyota Industries Corp 5,700 628
$ 4,588
Banks - 14 .93%
ABN AMRO Bank NV
(e)
20,455 590
AIB Group PLC 74,952 609
ANZ Group Holdings Ltd 104,654 2,300
Banca Mediolanum SpA 7,818 158
Banco Bilbao Vizcaya Argentaria SA 202,160 3,679
Banco BPM SpA 39,734 545
Banco Comercial Portugues SA 291,409 247
Banco de Sabadell SA 176,222 669
Banco Santander SA 522,014 4,985
Bank Hapoalim BM 43,875 857
Bank Leumi Le-Israel BM 52,435 1,008
Bank of Ireland Group PLC 33,793 500
Bankinter SA 23,571 352
Banque Cantonale Vaudoise 1,054 123
Barclays PLC 495,975 2,417
BNP Paribas SA 35,699 3,208
BOC Hong Kong Holdings Ltd 130,500 592
BPER Banca SPA 51,115 531
CaixaBank SA 136,699 1,365
Chiba Bank Ltd/The 19,700 202
Commerzbank AG 27,011 1,031
Commonwealth Bank of Australia 58,701 6,525
Computershare Ltd 18,190 453
Concordia Financial Group Ltd 36,000 272
Credit Agricole SA 37,031 677
Danske Bank A/S 23,432 964
DBS Group Holdings Ltd 74,670 2,939
Deutsche Bank AG 64,922 2,281
DNB Bank ASA 31,098 819
Erste Group Bank AG 10,766 1,025
FinecoBank Banca Fineco SpA 21,384 469
Hang Seng Bank Ltd 26,300 377
HSBC Holdings PLC 611,685 7,830
ING Groep NV 105,987 2,530
Intesa Sanpaolo SpA 499,492 3,145
Israel Discount Bank Ltd 42,988 426
Japan Post Bank Co Ltd 62,500 786
KBC Group NV 8,031 947
Lloyds Banking Group PLC 2,103,073 2,256
Macquarie Group Ltd 12,661 1,857
Mediobanca Banca di Credito Finanziario SpA 18,999 460
Mitsubishi UFJ Financial Group Inc 402,100 6,120
Mizrahi Tefahot Bank Ltd 5,438 355
Mizuho Financial Group Inc 88,180 2,901
National Australia Bank Ltd 107,442 2,999
NatWest Group PLC 284,092 1,961
Nordea Bank Abp 109,467 1,671
Oversea-Chinese Banking Corp Ltd 118,800 1,549
Resona Holdings Inc 72,600 728
Skandinaviska Enskilda Banken AB 53,104 982
Societe Generale SA 25,186 1,554
Standard Chartered PLC 69,310 1,299
Sumitomo Mitsui Financial Group Inc 129,400 3,524
Sumitomo Mitsui Trust Group Inc 22,588 643
Svenska Handelsbanken AB 50,999 656
Swedbank AB 29,685 835
UBS Group AG 111,353 4,511
UniCredit SpA 49,175 3,803
United Overseas Bank Ltd 44,200 1,210

Schedule of Investments
International Equity Index Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Westpac Banking Corp 120,036 $ 3,024
$ 103,331
Beverages - 1 .35%
Anheuser-Busch InBev SA/NV 34,673 2,175
Asahi Group Holdings Ltd 50,800 638
Carlsberg AS 3,298 403
Coca-Cola Europacific Partners PLC 8,057 716
Coca-Cola HBC AG
(f)
7,623 386
Davide Campari-Milano NV 21,526 162
Diageo PLC 78,058 2,165
Heineken Holding NV 4,533 322
Heineken NV 10,071 817
JDE Peet's NV 5,974 219
Kirin Holdings Co Ltd 27,200 395
Pernod Ricard SA 7,057 804
Suntory Beverage & Food Ltd 5,000 155
$ 9,357
Biotechnology - 0 .67%
Argenx SE
(f)
2,147 1,529
CSL Ltd 16,985 2,363
Genmab A/S
(f)
2,138 533
Swedish Orphan Biovitrum AB
(f)
6,846 208
$ 4,633
Building Materials - 1 .53%
AGC Inc 7,000 219
Amrize Ltd
(f)
17,896 934
Belimo Holding AG 345 380
Cie de Saint-Gobain SA 15,705 1,695
Daikin Industries Ltd 9,300 1,162
Geberit AG 1,190 873
Heidelberg Materials AG 4,680 1,107
Holcim AG
(f)
17,896 1,500
James Hardie Industries PLC
(f)
20,231 411
Kingspan Group PLC 5,410 417
Nibe Industrier AB 52,989 218
ROCKWOOL A/S 3,303 125
Sika AG 5,331 1,237
Svenska Cellulosa AB SCA 21,241 289
$ 10,567
Chemicals - 2 .18%
Air Liquide SA 20,292 4,181
Akzo Nobel NV 5,973 413
Arkema SA 1,995 141
Asahi Kasei Corp 42,900 350
BASF SE 31,208 1,658
Brenntag SE 4,292 265
Covestro AG
(f)
6,279 436
DSM-Firmenich AG 6,503 636
EMS-Chemie Holding AG 246 189
Evonik Industries AG 8,962 173
Givaudan SA 325 1,369
ICL Group Ltd 27,072 176
Mitsubishi Chemical Group Corp 44,900 255
Nippon Paint Holdings Co Ltd 33,000 239
Nippon Sanso Holdings Corp 6,200 225
Nitto Denko Corp 24,900 560
Novonesis Novozymes B 12,322 784
Shin-Etsu Chemical Co Ltd 59,200 1,803
Syensqo SA 2,555 226
Symrise AG 4,644 450
Toray Industries Inc 48,500 324
Yara International ASA 5,789 211
$ 15,064
Commercial Services - 2 .41%
Adyen NV
(e),(f)
883 1,483
Ashtead Group PLC 14,968 1,103
Brambles Ltd 47,998 813
Bureau Veritas SA 11,108 335
Dai Nippon Printing Co Ltd 13,700 229
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Edenred SE 8,444 $ 244
Experian PLC 32,232 1,671
Intertek Group PLC 5,521 350
Nexi SpA
(e)
19,418 123
Randstad NV 3,795 180
Recruit Holdings Co Ltd 46,600 2,667
RELX PLC 64,367 3,007
Rentokil Initial PLC 88,271 436
Secom Co Ltd 14,700 543
Securitas AB 17,196 263
SGS SA 5,807 592
TOPPAN Holdings Inc 8,300 214
Transurban Group 108,685 1,037
Wise PLC
(f)
23,296 332
Wolters Kluwer NV 8,340 1,051
$ 16,673
Computers - 1 .05%
Capgemini SE 5,692 810
Check Point Software Technologies Ltd
(f)
3,032 586
CyberArk Software Ltd
(f)
1,676 760
Fujitsu Ltd 61,800 1,487
Logitech International SA 5,319 549
NEC Corp 45,500 1,385
Nomura Research Institute Ltd 13,343 524
NTT Data Group Corp 9,800 261
Obic Co Ltd 11,500 407
Otsuka Corp 8,000 164
SCSK Corp 5,600 178
Teleperformance SE 1,885 145
$ 7,256
Consumer Products - 0 .30%
Henkel AG & Co KGaA 3,634 279
Reckitt Benckiser Group PLC 23,843 1,783
$ 2,062
Cosmetics & Personal Care - 1 .89%
Beiersdorf AG 3,415 393
Essity AB 21,061 569
Haleon PLC 315,549 1,553
Kao Corp 16,300 741
L'Oreal SA 8,434 3,938
Shiseido Co Ltd 14,000 227
Unicharm Corp 39,000 260
Unilever PLC 86,002 5,426
$ 13,107
Distribution & Wholesale - 1 .64%
AddTech AB 9,089 319
Bunzl PLC 11,454 387
D'ieteren Group 752 163
IMCD NV 2,067 232
ITOCHU Corp 41,700 2,355
Marubeni Corp 49,600 1,126
Mitsubishi Corp 112,900 2,549
Mitsui & Co Ltd 86,600 1,994
Rexel SA 7,821 253
SGH Ltd 7,115 234
Sumitomo Corp 38,200 1,070
Toyota Tsusho Corp 24,200 644
$ 11,326
Diversified Financial Services - 1 .85%
AerCap Holdings NV 6,189 764
Amundi SA
(e)
2,155 159
ASX Ltd 6,795 278
Daiwa Securities Group Inc 46,600 361
Deutsche Boerse AG 6,585 1,938
Euronext NV
(e)
2,734 451
Futu Holdings Ltd ADR 2,155 400
Hong Kong Exchanges & Clearing Ltd 42,200 2,473
Japan Exchange Group Inc 34,600 362
Julius Baer Group Ltd 7,203 520

Schedule of Investments
International Equity Index Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
London Stock Exchange Group PLC 16,665 $ 2,065
Mitsubishi HC Capital Inc 30,700 252
Nomura Holdings Inc 105,100 748
ORIX Corp 40,900 1,057
SBI Holdings Inc 9,890 465
Schroders PLC 25,343 130
Singapore Exchange Ltd 30,300 391
$ 12,814
Electric - 2 .72%
BKW AG 739 154
Chubu Electric Power Co Inc 23,900 329
CLP Holdings Ltd 58,000 491
Contact Energy Ltd 29,283 156
E.ON SE 78,502 1,400
EDP Renovaveis SA 11,028 130
EDP SA 109,722 486
Elia Group SA/NV 1,530 175
Endesa SA 11,105 338
Enel SpA 285,283 2,633
Engie SA 63,863 1,322
Fortum Oyj 15,687 271
Iberdrola SA 222,642 4,197
Kansai Electric Power Co Inc/The 33,400 463
Meridian Energy Ltd 45,725 154
National Grid PLC 171,943 2,415
Origin Energy Ltd 60,236 508
Orsted AS
(e),(f)
5,879 178
Power Assets Holdings Ltd 49,000 319
Redeia Corp SA 14,189 276
RWE AG 22,108 885
SSE PLC 38,682 904
Terna - Rete Elettrica Nazionale 49,196 495
Verbund AG 2,381 170
$ 18,849
Electrical Components & Equipment - 1 .65%
ABB Ltd 54,977 3,689
Fujikura Ltd 8,800 747
Legrand SA 9,171 1,397
Prysmian SpA 9,826 857
Schneider Electric SE 19,232 4,725
$ 11,415
Electronics - 1 .06%
Assa Abloy AB 35,045 1,238
Halma PLC 13,276 590
Hoya Corp 12,100 1,562
Kyocera Corp 44,900 597
MINEBEA MITSUMI Inc 12,600 215
Murata Manufacturing Co Ltd 58,600 946
NIDEC CORP 29,400 635
SCREEN Holdings Co Ltd 2,900 219
Shimadzu Corp 8,400 206
TDK Corp 68,300 882
Yokogawa Electric Corp 8,000 234
$ 7,324
Energy - Alternate Sources - 0 .10%
Vestas Wind Systems A/S 35,311 703
Engineering & Construction - 1 .22%
Acciona SA 863 171
ACS Actividades de Construccion y Servicios SA 6,286 475
Aena SME SA
(e)
26,223 760
Aeroports de Paris SA 1,212 160
Auckland International Airport Ltd 59,025 263
Bouygues SA 6,626 284
Cellnex Telecom SA
(e),(f)
17,291 616
CK Infrastructure Holdings Ltd 22,500 151
Eiffage SA 2,399 302
Ferrovial SE 18,017 985
Infrastrutture Wireless Italiane SpA
(e)
9,775 119
Kajima Corp 14,800 440
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Keppel Ltd 50,800 $ 346
Obayashi Corp 22,700 368
Skanska AB 11,899 295
Taisei Corp 5,500 372
Vinci SA 17,310 2,348
$ 8,455
Entertainment - 0 .66%
Aristocrat Leisure Ltd 19,683 933
CTS Eventim AG & Co KGaA 2,182 205
Entain PLC 21,243 252
Evolution AB
(e)
5,020 435
FDJ UNITED 3,887 125
Genting Singapore Ltd 211,400 119
Lottery Corp Ltd/The 77,824 299
Oriental Land Co Ltd/Japan 38,000 905
Toho Co Ltd/Tokyo 3,700 235
Universal Music Group NV 38,469 1,087
$ 4,595
Food - 3 .24%
Aeon Co Ltd
(a)
78,300 950
Ajinomoto Co Inc 31,700 860
Barry Callebaut AG 125 169
Carrefour SA 20,662 299
Chocoladefabriken Lindt & Spruengli AG - PC 33 503
Chocoladefabriken Lindt & Spruengli AG - REG 4 599
Coles Group Ltd 46,899 732
Danone SA 22,707 1,895
J Sainsbury PLC 60,246 244
Jeronimo Martins SGPS SA 9,901 245
Kerry Group PLC 5,719 524
Kesko Oyj 9,549 212
Kikkoman Corp 23,700 203
Kobe Bussan Co Ltd 5,400 152
Koninklijke Ahold Delhaize NV 31,797 1,274
Lotus Bakeries NV 14 137
Marks & Spencer Group PLC 71,860 336
MEIJI Holdings Co Ltd 8,300 173
Mowi ASA 16,272 335
Nestle SA 90,378 8,525
Nissin Foods Holdings Co Ltd 6,800 128
Orkla ASA 24,510 274
Salmar ASA 2,339 120
Seven & i Holdings Co Ltd
(a)
73,100 946
Tesco PLC 230,287 1,316
WH Group Ltd
(e)
291,000 313
Woolworths Group Ltd 42,713 804
Yakult Honsha Co Ltd 8,600 141
$ 22,409
Food Service - 0 .32%
Compass Group PLC 59,542 2,023
Sodexo SA 3,094 186
$ 2,209
Forest Products & Paper - 0 .12%
Holmen AB 2,665 104
Mondi PLC 15,434 217
UPM-Kymmene Oyj 18,493 527
$ 848
Gas - 0 .24%
Centrica PLC 170,334 370
Hong Kong & China Gas Co Ltd 391,387 353
Osaka Gas Co Ltd 12,600 359
Sembcorp Industries Ltd 31,200 148
Snam SpA 70,508 429
$ 1,659
Hand & Machine Tools - 0 .30%
Fuji Electric Co Ltd 4,700 296
Makita Corp 7,900 267
Schindler Holding AG - PC 1,424 529

Schedule of Investments
International Equity Index Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools (continued)
Schindler Holding AG - REG 822 $ 294
Techtronic Industries Co Ltd 51,500 666
$ 2,052
Healthcare - Products - 1 .77%
Alcon AG 17,473 1,393
Cochlear Ltd 2,287 450
Coloplast A/S 4,411 424
Demant A/S
(f)
2,990 115
EssilorLuxottica SA 10,560 3,221
Fisher & Paykel Healthcare Corp Ltd 20,498 442
FUJIFILM Holdings Corp 39,400 934
Koninklijke Philips NV 27,021 746
Lifco AB 8,150 290
Olympus Corp 39,800 461
QIAGEN NV 7,557 352
Sartorius Stedim Biotech 1,022 210
Siemens Healthineers AG
(e)
11,833 655
Smith & Nephew PLC 29,094 546
Sonova Holding AG 1,772 516
Straumann Holding AG 3,903 457
Sysmex Corp 17,900 225
Terumo Corp 46,800 839
$ 12,276
Healthcare - Services - 0 .54%
BioMerieux 1,448 201
Eurofins Scientific SE 4,140 314
Fresenius Medical Care AG 7,695 397
Fresenius SE & Co KGaA 14,771 803
Lonza Group AG 2,463 1,748
Sonic Healthcare Ltd 16,470 259
$ 3,722
Holding Companies - Diversified - 0 .08%
Jardine Matheson Holdings Ltd 5,668 343
Swire Pacific Ltd 13,000 112
Wharf Holdings Ltd/The 39,000 112
$ 567
Home Builders - 0 .17%
Barratt Redrow PLC 48,015 233
Daiwa House Industry Co Ltd 19,700 696
Sekisui Chemical Co Ltd 13,100 249
$ 1,178
Home Furnishings - 0 .99%
Panasonic Holdings Corp 81,500 825
Rational AG 179 134
Sony Group Corp 215,700 5,895
$ 6,854
Insurance - 5 .97%
Admiral Group PLC 9,103 446
Aegon Ltd 46,232 363
Ageas SA/NV 5,217 368
AIA Group Ltd 373,000 3,545
Allianz SE 13,546 5,727
ASR Nederland NV 5,172 359
Aviva PLC 106,781 940
AXA SA 62,172 2,896
Baloise Holding AG 1,442 374
Dai-ichi Life Holdings Inc 122,900 1,009
Generali 29,899 1,167
Gjensidige Forsikring ASA 6,993 194
Hannover Rueck SE 2,109 614
Helvetia Holding AG 1,299 334
Insurance Australia Group Ltd 82,702 471
Japan Post Holdings Co Ltd 62,300 636
Japan Post Insurance Co Ltd 6,600 185
Legal & General Group PLC 201,172 673
M&G PLC 79,868 286
Medibank Pvt Ltd 96,294 321
MS&AD Insurance Group Holdings Inc 45,000 1,047
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
4,583 $ 2,924
NN Group NV 9,406 647
Phoenix Financial Ltd 7,922 280
Phoenix Group Holdings PLC 24,553 226
Prudential PLC 90,565 1,208
QBE Insurance Group Ltd 52,798 746
Sampo Oyj 84,658 971
Sompo Holdings Inc 31,150 996
Suncorp Group Ltd 37,865 526
Swiss Life Holding AG 1,000 1,081
Swiss Re AG 10,480 1,899
T&D Holdings Inc 17,200 445
Talanx AG 2,258 311
Tokio Marine Holdings Inc 64,400 2,762
Tryg A/S 11,854 312
Unipol Assicurazioni SpA 12,543 262
Zurich Insurance Group AG 5,134 3,752
$ 41,303
Internet - 1 .77%
Auto Trader Group PLC
(e)
30,741 334
CAR Group Ltd 13,205 348
Delivery Hero SE
(e),(f)
6,676 177
Grab Holdings Ltd
(f)
82,965 414
LY Corp 97,400 308
M3 Inc 15,400 226
MonotaRO Co Ltd 8,700 150
Prosus NV
(f)
45,896 2,839
Rakuten Group Inc
(f)
52,800 325
Scout24 SE
(e)
2,623 340
Sea Ltd ADR
(f)
13,419 2,503
Spotify Technology SA
(f)
5,369 3,661
Trend Micro Inc/Japan 4,400 233
Wix.com Ltd
(f)
1,953 276
ZOZO Inc 15,600 145
$ 12,279
Investment Companies - 0 .54%
Eurazeo SE 1 —
EXOR NV 3,280 329
Groupe Bruxelles Lambert NV 2,803 246
Industrivarden AB - A Shares 4,168 166
Industrivarden AB - C Shares 5,413 216
Infratil Ltd 32,157 215
Investment AB Latour 5,176 132
Investor AB - B Shares 60,713 1,870
L E Lundbergforetagen AB 2,658 135
Sofina SA 540 163
Washington H Soul Pattinson & Co Ltd 8,358 239
$ 3,711
Iron & Steel - 0 .36%
ArcelorMittal SA 16,399 546
BlueScope Steel Ltd 15,335 230
Fortescue Ltd 59,210 747
JFE Holdings Inc 20,100 250
Nippon Steel Corp 34,077 718
$ 2,491
Leisure Products & Services - 0 .27%
Amadeus IT Group SA 15,752 1,321
Shimano Inc 2,600 289
Yamaha Motor Co Ltd 32,300 234
$ 1,844
Lodging - 0 .27%
Accor SA 6,852 340
Galaxy Entertainment Group Ltd 77,000 408
InterContinental Hotels Group PLC 5,143 624
Sands China Ltd 84,400 222
Whitbread PLC 6,172 263
$ 1,857

Schedule of Investments
International Equity Index Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 2 .08%
Epiroc AB - A Shares 23,042 $ 481
Epiroc AB - B Shares 13,635 254
Hitachi Ltd 160,700 4,330
Komatsu Ltd 33,400 1,131
Metso Oyj 23,263 301
Mitsubishi Electric Corp 66,700 1,592
Mitsubishi Heavy Industries Ltd 112,400 2,836
Sandvik AB 37,281 943
Siemens Energy AG
(f)
23,832 2,535
$ 14,403
Machinery - Diversified - 1 .46%
Atlas Copco AB - A Shares 93,919 1,499
Atlas Copco AB - B Shares 54,576 776
Beijer Ref AB 13,457 229
Daifuku Co Ltd 11,400 359
FANUC Corp 32,700 909
GEA Group AG 5,122 373
Hexagon AB 72,594 809
Keyence Corp 6,860 2,615
Kone Oyj 11,885 748
Kubota Corp 34,100 394
SMC Corp 2,000 612
Spirax Group PLC 2,574 254
Wartsila OYJ Abp 17,586 516
$ 10,093
Media - 0 .12%
Informa PLC 45,705 538
Pearson PLC 20,881 304
$ 842
Metal Fabrication & Hardware - 0 .12%
SKF AB 11,927 306
Tenaris SA 13,161 238
VAT Group AG
(e)
944 309
$ 853
Mining - 1 .99%
Anglo American PLC 39,130 1,205
Antofagasta PLC 13,788 400
BHP Group Ltd 178,053 4,963
Boliden AB
(f)
9,938 342
Evolution Mining Ltd 70,013 402
Fresnillo PLC 7,750 188
Glencore PLC
(f)
355,545 1,404
Norsk Hydro ASA 48,415 314
Northern Star Resources Ltd 47,487 593
Rio Tinto Ltd 12,981 980
Rio Tinto PLC 39,589 2,475
South32 Ltd 157,788 279
Sumitomo Metal Mining Co Ltd 8,800 238
$ 13,783
Miscellaneous Manufacturers - 1 .34%
Alfa Laval AB 10,118 460
Alstom SA
(f)
12,102 291
Indutrade AB 9,553 238
Knorr-Bremse AG 2,537 265
Siemens AG 26,659 7,390
Smiths Group PLC 11,578 369
Trelleborg AB 7,076 274
$ 9,287
Office & Business Equipment - 0 .13%
Canon Inc
(a)
30,400 890
Oil & Gas - 3 .25%
Aker BP ASA 11,049 279
Bollore SE 24,745 144
BP PLC 556,217 3,254
DCC PLC 3,461 220
ENEOS Holdings Inc 95,330 564
Eni SpA 71,747 1,283
Equinor ASA 26,906 664
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Galp Energia SGPS SA 14,588 $ 284
Idemitsu Kosan Co Ltd 27,105 180
Inpex Corp 30,800 523
Neste Oyj 14,792 272
OMV AG 5,150 284
Repsol SA 40,468 664
Santos Ltd 113,559 594
Shell PLC 206,699 7,611
TotalEnergies SE 72,017 4,521
Woodside Energy Group Ltd 66,390 1,144
$ 22,485
Packaging & Containers - 0 .06%
SIG Group AG 10,693 169
Stora Enso Oyj 20,364 238
$ 407
Pharmaceuticals - 7 .46%
Astellas Pharma Inc 63,200 694
AstraZeneca PLC 54,394 8,671
Bayer AG 34,350 1,130
Chugai Pharmaceutical Co Ltd 23,700 1,047
Daiichi Sankyo Co Ltd 60,000 1,435
Eisai Co Ltd 9,300 284
Galderma Group AG 4,574 801
Grifols SA 10,430 148
GSK PLC 143,173 2,829
Hikma Pharmaceuticals PLC 5,818 140
Ipsen SA 1,318 179
Kyowa Kirin Co Ltd 8,200 142
Merck KGaA 4,519 574
Novartis AG 66,689 8,441
Novo Nordisk A/S 112,970 6,384
Orion Oyj 3,790 303
Otsuka Holdings Co Ltd 15,200 798
Recordati Industria Chimica e Farmaceutica SpA 4,022 249
Roche Holding AG 24,644 8,036
Roche Holding AG 1,119 384
Sandoz Group AG 14,617 917
Sanofi SA 38,760 3,845
Shionogi & Co Ltd 26,400 457
Sigma Healthcare Ltd 161,451 329
Takeda Pharmaceutical Co Ltd 55,800 1,680
Teva Pharmaceutical Industries Ltd ADR
(f)
40,104 737
UCB SA 4,422 1,037
$ 51,671
Pipelines - 0 .04%
APA Group 45,611 263
Private Equity - 0 .54%
3i Group PLC 34,145 1,855
CapitaLand Investment Ltd/Singapore 81,900 176
CVC Capital Partners PLC
(e)
7,433 150
EQT AB 13,019 468
Partners Group Holding AG 798 1,096
$ 3,745
Real Estate - 1 .01%
Azrieli Group Ltd 1,484 142
CK Asset Holdings Ltd 67,132 318
Daito Trust Construction Co Ltd 2,100 224
Fastighets AB Balder
(f)
25,105 179
Henderson Land Development Co Ltd 51,982 180
Hongkong Land Holdings Ltd 38,529 239
Hulic Co Ltd 16,100 173
LEG Immobilien SE 2,605 218
Mitsubishi Estate Co Ltd 37,300 795
Mitsui Fudosan Co Ltd 92,400 977
REA Group Ltd 1,848 303
Sagax AB 7,684 167
Sekisui House Ltd 20,800 468
Sino Land Co Ltd 127,073 151
Sumitomo Realty & Development Co Ltd 11,000 452

Schedule of Investments
International Equity Index Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Sun Hung Kai Properties Ltd 51,000 $ 602
Swiss Prime Site AG 2,806 390
Vonovia SE 26,380 854
Wharf Real Estate Investment Co Ltd 60,000 175
$ 7,007
REITs - 0 .81%
CapitaLand Ascendas REIT 137,350 291
CapitaLand Integrated Commercial Trust 204,629 364
Covivio SA/France 1,952 128
Gecina SA 1,610 158
Goodman Group 71,019 1,589
Klepierre SA 7,522 294
Land Securities Group PLC 24,745 185
Link REIT 90,840 485
Nippon Building Fund Inc 268 259
Scentre Group 182,123 485
Segro PLC 44,954 382
Stockland 83,911 340
Unibail-Rodamco-Westfield
(f)
4,252 442
Vicinity Ltd 135,612 230
$ 5,632
Retail - 2 .22%
Associated British Foods PLC 11,395 333
Avolta AG 3,074 177
Cie Financiere Richemont SA 18,857 3,302
CK Hutchison Holdings Ltd 94,632 626
Fast Retailing Co Ltd 6,700 2,094
H & M Hennes & Mauritz AB 19,805 291
Industria de Diseno Textil SA 38,263 1,892
JD Sports Fashion PLC 90,584 118
Kingfisher PLC 62,349 217
MatsukiyoCocokara & Co 11,600 240
Moncler SpA 8,168 475
Next PLC 4,082 660
Nitori Holdings Co Ltd 2,800 258
Pan Pacific International Holdings Corp 13,500 487
Pandora A/S 2,771 383
Ryohin Keikaku Co Ltd 17,800 383
Swatch Group AG/The - BR 1,013 183
Tokyo Gas Co Ltd 11,100 424
Wesfarmers Ltd 39,805 2,384
Zalando SE
(e),(f)
7,849 219
Zensho Holdings Co Ltd 3,400 214
$ 15,360
Semiconductors - 2 .96%
Advantest Corp 26,900 2,057
ASM International NV 1,639 787
ASML Holding NV 13,815 10,259
BE Semiconductor Industries NV 2,562 345
Disco Corp 3,200 876
Hensoldt AG 2,227 231
Infineon Technologies AG 45,808 1,875
Lasertec Corp 2,800 291
Nova Ltd
(f)
1,027 273
Renesas Electronics Corp 58,800 686
STMicroelectronics NV 23,974 653
Tokyo Electron Ltd 15,700 2,138
$ 20,471
Shipbuilding - 0 .10%
Kongsberg Gruppen ASA 15,377 459
Yangzijiang Shipbuilding Holdings Ltd 90,200 205
$ 664
Software - 2 .17%
Capcom Co Ltd 12,300 332
Dassault Systemes SE 23,434 729
Konami Group Corp 3,500 528
Monday.com Ltd
(f)
1,421 274
Nemetschek SE 2,019 279
Nexon Co Ltd 11,500 260
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Nice Ltd
(f)
2,213 $ 312
Oracle Corp Japan 1,400 145
Pro Medicus Ltd 2,009 390
Sage Group PLC/The 33,950 498
SAP SE 36,629 9,970
TIS Inc 7,600 253
WiseTech Global Ltd 7,020 465
Xero Ltd
(f)
5,774 616
$ 15,051
Telecommunications - 3 .15%
BT Group PLC 208,886 612
Deutsche Telekom AG 122,439 4,481
Elisa Oyj 4,974 265
Hikari Tsushin Inc 600 160
HKT Trust & HKT Ltd 131,980 200
KDDI Corp 110,200 1,905
Koninklijke KPN NV 135,977 649
Nokia OYJ 181,809 783
NTT Inc 1,044,800 1,105
Orange SA 65,106 1,061
Singapore Telecommunications Ltd 259,800 873
SoftBank Corp 1,006,100 1,556
SoftBank Group Corp 33,500 3,597
Swisscom AG
(f)
906 655
Tele2 AB 19,141 337
Telecom Italia SpA/Milano
(f)
403,220 193
Telecom Italia SpA/Milano - Rights
(f)
384,357 —
Telefonaktiebolaget LM Ericsson 98,169 777
Telefonica SA 128,868 691
Telenor ASA 21,530 359
Telia Co AB 82,492 308
Telstra Group Ltd 139,228 446
Vodafone Group PLC 682,849 818
$ 21,831
Toys, Games & Hobbies - 0 .65%
Bandai Namco Holdings Inc 20,500 705
Nintendo Co Ltd 38,700 3,451
Sanrio Co Ltd 6,300 326
$ 4,482
Transportation - 1 .26%
AP Moller - Maersk A/S - A 103 212
AP Moller - Maersk A/S - B 138 284
Central Japan Railway Co 27,200 723
Deutsche Post AG 33,567 1,530
DSV A/S 7,147 1,585
East Japan Railway Co 33,800 829
Getlink SE 10,576 200
Hankyu Hanshin Holdings Inc 8,400 249
InPost SA
(f)
8,769 127
Kawasaki Kisen Kaisha Ltd 12,200 186
Kuehne + Nagel International AG 1,689 344
Mitsui OSK Lines Ltd 12,200 392
MTR Corp Ltd 54,000 183
Nippon Yusen KK 15,200 548
Poste Italiane SpA
(e)
15,983 374
SG Holdings Co Ltd 10,100 109
SITC International Holdings Co Ltd 48,000 170
Tokyo Metro Co Ltd
(a)
10,100 117
Tokyu Corp 17,400 220
West Japan Railway Co 14,900 333
$ 8,715
Water - 0 .21%
Severn Trent PLC 9,447 330
United Utilities Group PLC 23,842 370
Veolia Environnement SA 22,011 727
$ 1,427
TOTAL COMMON STOCKS $ 670,373

Schedule of Investments
International Equity Index Fund
August 31, 2025
See accompanying notes.

PREFERRED STOCKS - 0 .31 % Shares Held Value (000's)
Automobile Manufacturers - 0 .21%
Bayerische Motoren Werke AG 4.32% 1,958 $ 188
Dr Ing hc F Porsche AG 1.49%
(e)
3,982 211
Porsche Automobil Holding SE 1.91% 5,355 228
Volkswagen AG 6.36% 7,211 840
$ 1,467
Consumer Products - 0 .07%
Henkel AG & Co KGaA 2.04% 5,625 475
Electronics - 0 .03%
Sartorius AG 0.74% 917 213
TOTAL PREFERRED STOCKS $ 2,155
Total Investments $ 696,007
Other Assets and Liabilities -  (0.56)% (3,856)
TOTAL NET ASSETS - 100.00% $ 692,151
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,822 or 0.99% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,045 or
1.16% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,996 or 1.16% of net assets.
(f) Non-income producing security
Affiliated Securities August 31, 2024 Purchases Sales August 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.20% $ 8,792 $ 280,729 $ 280,745 $ 8,776
$ 8,792 $ 280,729 $ 280,745 $ 8,776
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.20% $ 81 $ — $ — $ —
$ 81 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2025 Long 13 $ 1,769 $ 58
Total $ 58
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
August 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 1 .35 % Shares Held Value (000's)
Money Market Funds - 1 .35%
BlackRock Liquidity FedFund - Institutional Class
4.18%
(a),(b)
315,341 $ 315
Principal Government Money Market Fund - Class
R-6 4.20%
(a),(b),(c)
6,519,864 6,520
$ 6,835
TOTAL INVESTMENT COMPANIES $ 6,835
COMMON STOCKS - 98 .35 % Shares Held Value (000's)
Advertising - 0 .45%
Stroeer SE & Co KGaA 47,239 $ 2,294
Airlines - 0 .76%
JET2 PLC 175,977 3,875
Apparel - 1 .63%
Asics Corp 148,700 3,997
Gildan Activewear Inc 78,300 4,275
$ 8,272
Automobile Parts & Equipment - 1 .06%
Nifco Inc/Japan 186,400 5,351
Banks - 5 .42%
Banca Mediolanum SpA 295,870 5,985
Banco Comercial Portugues SA 6,216,248 5,266
BAWAG Group AG
(d)
41,862 5,412
Concordia Financial Group Ltd 663,200 5,004
Mebuki Financial Group Inc 943,900 5,802
$ 27,469
Beverages - 0 .83%
Royal Unibrew A/S 54,569 4,217
Building Materials - 2 .28%
Breedon Group PLC 749,363 3,723
Buzzi SpA 64,120 3,256
Sumitomo Osaka Cement Co Ltd 35,100 935
Wienerberger AG 105,325 3,670
$ 11,584
Chemicals - 3 .34%
ADEKA Corp 176,800 3,934
Air Water Inc 247,100 4,296
Fuso Chemical Co Ltd 121,800 3,843
NOF Corp 261,700 4,860
$ 16,933
Commercial Services - 4 .47%
Boyd Group Services Inc 30,400 4,991
Dai Nippon Printing Co Ltd 286,300 4,796
Elis SA 205,419 5,629
GMO Payment Gateway Inc 58,100 3,326
Securitas AB 257,663 3,943
$ 22,685
Computers - 2 .23%
Computacenter PLC 117,407 3,649
CyberArk Software Ltd
(e)
8,994 4,077
Sopra Steria Group 19,313 3,586
$ 11,312
Distribution & Wholesale - 2 .52%
Rexel SA 132,519 4,291
SGH Ltd 108,058 3,558
Sojitz Corp 186,800 4,921
$ 12,770
Diversified Financial Services - 1 .63%
Credit Saison Co Ltd 142,100 3,609
IG Group Holdings PLC 305,629 4,669
$ 8,278
Electric - 2 .47%
Capital Power Corp 94,300 3,933
Hera SpA 980,348 4,214
Tohoku Electric Power Co Inc 572,800 4,399
$ 12,546
Electrical Components & Equipment - 0 .83%
SWCC Corp 75,700 4,185
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 2 .64%
Celestica Inc
(e)
27,200 $ 5,298
NKT A/S
(e)
47,690 4,542
SCREEN Holdings Co Ltd 46,800 3,538
$ 13,378
Engineering & Construction - 5 .73%
Balfour Beatty PLC 648,393 5,203
Fraport AG Frankfurt Airport Services Worldwide
(e)
53,853 4,615
Kandenko Co Ltd 174,700 4,708
Kinden Corp 140,800 5,022
Stantec Inc 42,390 4,608
Technip Energies NV 105,869 4,893
$ 29,049
Entertainment - 1 .08%
Sportradar Group AG
(e)
177,721 5,499
Food - 4 .03%
Aryzta AG
(e)
50,242 4,628
Cranswick PLC 60,535 4,172
Kotobuki Spirits Co Ltd 261,400 3,224
Toyo Suisan Kaisha Ltd 71,000 4,884
Yamazaki Baking Co Ltd 152,000 3,527
$ 20,435
Gas - 0 .62%
Sembcorp Industries Ltd 665,800 3,148
Healthcare - Products - 1 .48%
Convatec Group PLC
(d)
1,428,739 4,568
Menicon Co Ltd 359,200 2,918
$ 7,486
Home Builders - 0 .68%
Bellway PLC 109,329 3,444
Home Furnishings - 0 .93%
JVCKenwood Corp 564,700 4,713
Insurance - 3 .27%
ASR Nederland NV 70,283 4,876
AUB Group Ltd 152,435 3,341
Beazley PLC 382,092 4,045
Phoenix Financial Ltd 122,219 4,322
$ 16,584
Internet - 0 .76%
Scout24 SE
(d)
27,532 3,567
U-Next Holdings Co Ltd 21,900 309
$ 3,876
Iron & Steel - 1 .77%
Japan Steel Works Ltd/The 77,600 4,665
thyssenkrupp AG 405,541 4,292
$ 8,957
Leisure Products & Services - 0 .82%
Flight Centre Travel Group Ltd
(f)
486,352 4,135
Lodging - 1 .88%
MGM China Holdings Ltd 2,930,800 6,020
Whitbread PLC 81,975 3,490
$ 9,510
Machinery - Construction & Mining - 0 .93%
Weir Group PLC/The 140,824 4,690
Machinery - Diversified - 4 .16%
ATS Corp
(e)
147,700 4,089
IMI PLC 177,772 5,463
KION Group AG 93,075 6,061
Organo Corp 72,600 5,484
$ 21,097
Media - 1 .39%
Quebecor Inc 147,100 4,470
TV Asahi Holdings Corp 122,800 2,578
$ 7,048
Metal Fabrication & Hardware - 0 .69%
Vallourec SACA 196,163 3,522

Schedule of Investments
International Small Company Fund
August 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 4 .92%
Alamos Gold Inc 170,300 $ 5,188
Capstone Copper Corp
(e)
478,000 3,418
Genesis Minerals Ltd
(e)
1,528,137 4,572
NGEx Minerals Ltd
(e)
352,627 5,428
OR Royalties Inc 197,400 6,343
$ 24,949
Miscellaneous Manufacturers - 1 .48%
Amano Corp 120,900 3,454
Trelleborg AB 104,038 4,026
$ 7,480
Office & Business Equipment - 0 .73%
Canon Marketing Japan Inc 96,100 3,725
Oil & Gas - 1 .80%
ARC Resources Ltd 228,200 4,392
Whitecap Resources Inc 630,880 4,750
$ 9,142
Oil & Gas Services - 0 .90%
SBM Offshore NV 167,533 4,580
Packaging & Containers - 0 .49%
Gerresheimer AG 48,890 2,469
Pharmaceuticals - 1 .74%
Hikma Pharmaceuticals PLC 156,074 3,770
Laboratorios Farmaceuticos Rovi SA 43,719 2,972
Zealand Pharma A/S
(e)
29,931 2,057
$ 8,799
Private Equity - 1 .14%
ICG PLC 195,776 5,773
Real Estate - 2 .14%
TAG Immobilien AG 326,190 5,844
Tokyo Tatemono Co Ltd 265,200 4,985
$ 10,829
REITs - 8 .79%
British Land Co PLC/The 1,060,028 4,813
Canadian Apartment Properties REIT 109,200 3,379
Gecina SA 48,319 4,745
Invincible Investment Corp 11,432 5,181
KDX Realty Investment Corp 4,656 5,353
Keppel DC REIT 2,613,700 4,806
Merlin Properties Socimi SA 413,684 6,168
Mirvac Group 3,474,362 5,354
Stockland 1,173,581 4,753
$ 44,552
Retail - 4 .12%
B&M European Value Retail SA 989,268 3,218
Brunello Cucinelli SpA 36,356 4,205
Food & Life Cos Ltd 93,000 5,364
JINS Holdings Inc 69,100 3,739
Monogatari Corp/The 154,400 4,381
$ 20,907
Semiconductors - 0 .70%
Nova Ltd
(e)
13,553 3,569
Software - 3 .16%
Cellebrite DI Ltd
(e)
292,473 4,797
Descartes Systems Group Inc/The
(e)
33,000 3,298
JMDC Inc 149,100 4,183
TIS Inc 112,800 3,755
$ 16,033
Telecommunications - 0 .80%
Gamma Communications PLC 285,565 4,077
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .66%
Hiab Oyj 67,569 $ 4,453
Kamigumi Co Ltd 143,400 4,301
Kyushu Railway Co 172,100 4,754
$ 13,508
TOTAL COMMON STOCKS $ 498,734
Total Investments $ 505,569
Other Assets and Liabilities -  0.30% 1,534
TOTAL NET ASSETS - 100.00% $ 507,103
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,985 or
0.79% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,547 or 2.67% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,787 or 0.75% of net assets.

Schedule of Investments
International Small Company Fund
August 31, 2025
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales August 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.20% $ 22,143 $ 311,066 $ 326,689 $ 6,520
$ 22,143 $ 311,066 $ 326,689 $ 6,520
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.20% $ 156 $ — $ — $ —
$ 156 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0 .12 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
iShares Short-Term National Muni Bond ETF 1,000 $ 107
JPMorgan Ultra-Short Municipal Income ETF 6 —
SPDR Nuveen ICE High Yield Municipal Bond ETF 1,678 41
VanEck High Yield Muni ETF 341 17
VanEck Short High Yield Muni ETF 1,000 23
$ 188
TOTAL INVESTMENT COMPANIES $ 188
MUNICIPAL BONDS - 107 .99%
Principal
Amount (000's) Value (000's)
Alabama - 6 .16%
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2049 $ 1,800 $ 1,805
Lower Alabama Gas District/The
5.00%, 09/01/2046 3,355 3,401
Mobile County Industrial Development Authority
4.75%, 12/01/2054 3,000 2,605
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(a)
2,003 1,957
$ 9,768
Arizona - 1 .71%
Arizona Industrial Development Authority
0.00%, 01/01/2059
(b)
1,150 199
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,509
$ 2,708
Arkansas - 2 .53%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(a)
1,000 923
5.45%, 09/01/2052 1,000 969
6.88%, 07/01/2048
(a)
2,000 2,116
$ 4,008
California - 14 .24%
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty )
5.00%, 10/01/2052
(c)
1,000 1,007
Bay Area Toll Authority
2.60%, 04/01/2056 5 3
California Educational Facilities Authority
5.00%, 05/01/2049 390 411
5.00%, 04/01/2051 2,110 2,213
California Infrastructure & Economic Development
Bank
9.50%, 01/01/2065
(a),(d)
4,500 4,136
California Pollution Control Financing Authority
5.00%, 07/01/2038
(a)
1,115 1,149
California Public Finance Authority
6.50%, 06/01/2054
(a)
5,000 4,598
6.75%, 07/01/2065
(a)
3,500 3,576
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,020
City of Compton CA Sewer Revenue
6.00%, 09/01/2039 1,000 1,018
City of Los Angeles Department of Airports
5.00%, 05/15/2037
(e)
1,421 1,477
La Verne Public Financing Authority
7.25%, 09/01/2026 165 166
Los Angeles Department of Water & Power Water
System Revenue
3.25%, 07/01/2050
(d)
305 305
San Francisco City & County Airport Comm-San
Francisco International Airport
5.25%, 05/01/2055
(e)
1,500 1,512
$ 22,591
Colorado - 0 .57%
Regional Transportation District
4.00%, 07/15/2040 1,000 913
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Connecticut - 1 .08%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
$ 1,700 $ 1,712
Florida - 11 .00%
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(e)
3,000 2,914
County of Palm Beach FL
5.75%, 10/01/2065
(a)
1,000 1,001
Florida Development Finance Corp
4.38%, 10/01/2054
(a),(d)
2,000 1,988
5.25%, 08/01/2029
(a)
1,000 1,038
5.25%, 08/01/2055 1,000 987
5.50%, 07/01/2053 1,000 825
6.13%, 07/01/2032
(a),(d)
2,000 2,021
Greater Orlando Aviation Authority
5.25%, 10/01/2049
(e)
2,000 2,026
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,126
Palm Beach County Health Facilities Authority
5.25%, 11/01/2055 610 590
5.75%, 11/01/2050 500 509
7.63%, 05/15/2058 1,000 1,101
Village Community Development District No 15
4.80%, 05/01/2055
(a)
1,500 1,337
$ 17,463
Georgia - 4 .38%
Atlanta Development Authority/The
0.00%, 12/15/2048
(a),(b)
4,000 3,414
5.50%, 04/01/2039
(a)
2,000 1,996
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(a)
1,528 1,534
$ 6,944
Illinois - 6 .79%
City of Chicago IL
6.00%, 01/01/2050 1,500 1,527
7.46%, 02/15/2026 990 693
Illinois State Toll Highway Authority
4.00%, 01/01/2046 590 517
5.00%, 01/01/2040
(e)
5,000 5,003
5.25%, 01/01/2043
(e)
1,500 1,569
State of Illinois
5.50%, 05/01/2047 1,435 1,462
$ 10,771
Indiana - 0 .48%
City of Whiting IN
3.00%, 11/01/2051 1,145 756
Kansas - 0 .57%
City of Wichita KS
6.00%, 05/15/2054 1,000 905
Kentucky - 0 .58%
City of Henderson KY
4.45%, 01/01/2042
(a)
1,000 916
Louisiana - 3 .94%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 1,000 964
4.40%, 11/01/2044
(a)
805 729
5.50%, 11/01/2039
(a)
500 509
5.65%, 11/01/2037
(a)
800 826
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(b)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
3,000 3,217
$ 6,245
Maine - 0 .63%
Finance Authority of Maine
5.00%, 08/01/2035
(a)
1,000 1,007

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2025
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maryland - 0 .24%
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(b),(c)
$ 1,500 $ 376
Michigan - 0 .60%
City of Detroit MI
5.00%, 04/01/2050 1,000 950
Montana - 0 .87%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,384
Nevada - 1 .27%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(e)
1,400 1,401
5.25%, 07/01/2049
(e)
600 613
State of Nevada Department of Business & Industry
0.00%, 12/15/2037
(a),(b)
702 —
$ 2,014
New Hampshire - 1 .22%
New Hampshire Business Finance Authority
4.38%, 09/20/2036 958 930
New Hampshire Health and Education Facilities
Authority Act (credit support from Build America
Mutual Assurance Corp - Transfer Custodial
Receipt )
5.00%, 08/01/2059
(c)
1,000 1,006
$ 1,936
New Jersey - 0 .64%
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2050 1,000 1,020
New York - 15 .76%
New York City Transitional Finance Authority
5.50%, 05/01/2042 1,000 1,076
New York Liberty Development Corp
5.25%, 10/01/2035 1,300 1,463
New York State Dormitory Authority
5.00%, 10/01/2048
(e)
500 524
5.00%, 10/01/2050
(e)
1,000 1,043
5.25%, 10/01/2049 2,000 1,937
5.50%, 05/01/2049 3,200 3,185
New York State Environmental Facilities Corp
5.12%, 09/01/2050
(a),(d)
1,000 1,021
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 878
5.00%, 01/01/2034 1,000 1,013
5.38%, 08/01/2036 1,050 1,072
5.63%, 04/01/2040 1,000 1,030
6.00%, 06/30/2054 1,100 1,117
6.00%, 06/30/2059 1,000 1,023
New York Transportation Development Corp (credit
support from Assured Guaranty )
5.50%, 06/30/2044
(c)
1,210 1,229
Oneida Indian Nation of New York
6.00%, 09/01/2043
(a)
3,000 3,135
Suffolk Regional Off-Track Betting Corp
6.00%, 12/01/2053 3,000 2,987
Western Regional Off-Track Betting Corp
4.13%, 12/01/2041
(a)
1,500 1,277
$ 25,010
North Carolina - 0 .63%
Columbus County Industrial Facilities & Pollution
Control Financing Authority
4.20%, 05/01/2034 1,000 1,008
Ohio - 3 .54%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 2,650 2,140
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(a)
900 671
4.50%, 12/01/2055
(a)
1,210 952
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio (continued)
County of Hamilton OH
5.50%, 08/01/2051 $ 1,000 $ 970
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 879
$ 5,612
Oklahoma - 0 .60%
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 952
Pennsylvania - 4 .17%
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 909
Pennsylvania Economic Development Financing
Authority
5.45%, 01/01/2051
(a),(d)
2,000 2,035
5.50%, 11/01/2044 1,000 1,000
6.88%, 09/01/2047
(a),(f)
1,000 988
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 2,000 1,689
$ 6,621
Puerto Rico - 2 .76%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(b)
133 94
0.00%, 11/01/2043
(b),(d)
426 268
4.00%, 07/01/2037 80 74
4.00%, 07/01/2041 108 94
4.00%, 07/01/2046 113 93
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.75%, 01/01/2045 1,480 1,635
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 2,325 2,126
$ 4,384
South Carolina - 0 .53%
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2040
(a),(b)
1,000 110
0.00%, 06/01/2051
(a),(b)
2,000 220
5.25%, 11/15/2052 560 508
$ 838
South Dakota - 0 .31%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 499
Tennessee - 0 .98%
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,000 802
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 754
$ 1,556
Texas - 7 .04%
City of Houston TX Airport System Revenue
4.00%, 07/01/2041 1,000 858
4.00%, 07/15/2041 500 429
5.50%, 07/15/2038 1,500 1,566
New Hope Cultural Education Facilities Finance
Corp
6.50%, 07/01/2056
(a)
4,200 3,754
Port of Beaumont Navigation District
4.00%, 01/01/2050
(a)
3,000 2,105
5.13%, 01/01/2044
(a)
1,000 907
5.25%, 01/01/2054
(a)
505 446
Port of Port Arthur Navigation District
4.00%, 04/01/2040
(d)
100 100

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2025
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Tarrant County Cultural Education Facilities
Finance Corp
4.13%, 12/01/2054 $ 1,000 $ 859
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 145 149
$ 11,173
Utah - 6 .08%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2040
(e)
960 980
5.25%, 07/01/2042
(e)
960 994
5.50%, 07/01/2050
(e)
640 661
5.50%, 07/01/2055
(e)
640 659
Mida Mountain Village Public Infrastructure District
5.13%, 06/15/2054
(a)
1,500 1,374
6.00%, 06/15/2054
(a)
1,500 1,487
Tech Ridge Public Infrastructure District
6.25%, 12/01/2054
(a)
3,500 3,496
$ 9,651
Virginia - 1 .15%
Virginia Beach Development Authority
7.00%, 09/01/2059 1,000 1,078
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 742
$ 1,820
West Virginia - 0 .64%
West Virginia Economic Development Authority
5.45%, 01/01/2055
(a),(d)
1,000 1,017
Wisconsin - 4 .30%
Public Finance Authority
5.00%, 09/01/2039
(a)
1,000 979
5.00%, 06/01/2041
(a)
1,000 976
5.25%, 06/15/2055 1,000 979
5.50%, 06/15/2055 750 737
5.75%, 06/15/2055 750 710
5.75%, 06/30/2060 550 539
6.50%, 06/30/2060 1,135 1,200
Wisconsin Health & Educational Facilities Authority
6.50%, 07/01/2033 300 285
7.00%, 07/01/2043 500 424
$ 6,829
TOTAL MUNICIPAL BONDS $ 171,357
Total Investments $ 171,545
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (8.92)%
Notes with interest rates of 2.76% -2.85% at August
31, 2025 and contractual maturity of collateral from
2026-2049.
(g)
$ (14,160) (14,160)
Total Net Investments $ 157,385
Other Assets and Liabilities -  0.81% 1,288
TOTAL NET ASSETS - 100.00% $ 158,673
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $75,219 or 47.41% of net assets.
(b) Non-income producing security
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
August 31, 2025.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 1 .32 % Shares Held Value (000's)
Money Market Funds - 1 .32%
Principal Government Money Market Fund - Class
R-6 4.20%
(a),(b)
21,308,705 $ 21,309
TOTAL INVESTMENT COMPANIES $ 21,309
COMMON STOCKS - 98 .72 % Shares Held Value (000's)
Advertising - 0 .67%
Interpublic Group of Cos Inc/The 403,244 $ 10,823
Automobile Parts & Equipment - 0 .62%
Linamar Corp 182,437 9,960
Banks - 8 .98%
Cullen/Frost Bankers Inc 249,714 32,221
East West Bancorp Inc 418,298 43,980
ServisFirst Bancshares Inc 361,679 31,882
Wintrust Financial Corp 271,443 37,266
$ 145,349
Building Materials - 0 .87%
Owens Corning 93,887 14,099
Chemicals - 1 .49%
RPM International Inc 192,834 24,164
Commercial Services - 0 .93%
Service Corp International/US 190,718 15,114
Computers - 4 .39%
Amdocs Ltd 346,090 29,615
Leidos Holdings Inc 204,489 36,996
Western Digital Corp 56,063 4,504
$ 71,115
Consumer Products - 1 .33%
Avery Dennison Corp 125,240 21,498
Distribution & Wholesale - 1 .06%
LKQ Corp 525,346 17,137
Diversified Financial Services - 7 .76%
Air Lease Corp 165,033 9,937
Federal Agricultural Mortgage Corp 146,699 30,744
Hamilton Lane Inc 156,602 24,170
Jefferies Financial Group Inc 502,471 32,585
Raymond James Financial Inc 166,373 28,190
$ 125,626
Electric - 3 .37%
Alliant Energy Corp 297,144 19,335
IDACORP Inc 171,239 21,422
NRG Energy Inc 94,244 13,718
$ 54,475
Electrical Components & Equipment - 1 .35%
Littelfuse Inc 84,179 21,872
Electronics - 4 .52%
Hubbell Inc 57,053 24,589
nVent Electric PLC 413,261 37,355
TD SYNNEX Corp 76,250 11,290
$ 73,234
Engineering & Construction - 1 .39%
Comfort Systems USA Inc 31,960 22,480
Food - 3 .05%
Ingredion Inc 262,045 33,945
Marzetti Company/The 84,546 15,438
$ 49,383
Gas - 1 .50%
NiSource Inc 573,476 24,241
Hand & Machine Tools - 4 .44%
Lincoln Electric Holdings Inc 97,220 23,588
MSA Safety Inc 136,687 23,319
Snap-on Inc 76,708 24,949
$ 71,856
Healthcare - Products - 2 .29%
STERIS PLC 150,994 37,003
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 4 .35%
Concentra Group Holdings Parent Inc 1,041,308 $ 24,783
Quest Diagnostics Inc 183,345 33,303
Select Medical Holdings Corp 941,723 12,252
$ 70,338
Home Builders - 1 .04%
LCI Industries 160,080 16,876
Insurance - 5 .26%
Assured Guaranty Ltd 269,060 22,117
Equitable Holdings Inc 647,913 34,508
Fidelity National Financial Inc 475,245 28,453
$ 85,078
Iron & Steel - 1 .30%
Reliance Inc 71,417 21,115
Leisure Products & Services - 2 .95%
Acushnet Holdings Corp 319,252 24,471
Brunswick Corp/DE 365,150 23,220
$ 47,691
Lodging - 1 .12%
Hyatt Hotels Corp 125,242 18,070
Machinery - Diversified - 4 .65%
AGCO Corp 295,111 31,928
Crane Co 134,631 24,947
Nordson Corp 81,522 18,350
$ 75,225
Media - 1 .44%
Nexstar Media Group Inc 114,200 23,357
Metal Fabrication & Hardware - 1 .49%
Timken Co/The 312,678 24,148
Miscellaneous Manufacturers - 0 .31%
Donaldson Co Inc 63,971 5,097
Oil & Gas - 3 .14%
HF Sinclair Corp 311,177 15,833
Magnolia Oil & Gas Corp 557,373 13,867
Permian Resources Corp 1,474,539 21,071
$ 50,771
Packaging & Containers - 2 .21%
Packaging Corp of America 164,286 35,808
Pipelines - 1 .93%
DT Midstream Inc 38,450 4,006
Targa Resources Corp 162,170 27,205
$ 31,211
REITs - 9 .25%
Agree Realty Corp 356,741 25,949
BXP Inc 196,044 14,215
Camden Property Trust 130,523 14,616
Cousins Properties Inc 592,266 17,466
EastGroup Properties Inc 109,225 18,520
Essential Properties Realty Trust Inc 667,900 20,919
Four Corners Property Trust Inc 527,657 13,661
Regency Centers Corp 192,084 13,926
Terreno Realty Corp 181,584 10,490
$ 149,762
Retail - 3 .90%
Dick's Sporting Goods Inc 62,819 13,368
Domino's Pizza Inc 28,576 13,096
Williams-Sonoma Inc 194,740 36,648
$ 63,112
Semiconductors - 3 .51%
Amkor Technology Inc 966,353 23,376
MKS Inc 324,005 33,483
$ 56,859
Shipbuilding - 0 .86%
Huntington Ingalls Industries Inc 51,351 13,905
TOTAL COMMON STOCKS $ 1,597,852
Total Investments $ 1,619,161
Other Assets and Liabilities -  (0.04)% (618)
TOTAL NET ASSETS - 100.00% $ 1,618,543

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2025
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities August 31, 2024 Purchases Sales August 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.20% $ 30,655 $ 544,579 $ 553,925 $ 21,309
$ 30,655 $ 544,579 $ 553,925 $ 21,309
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.20% $ 1,112 $ — $ — $ —
$ 1,112 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 2 .84 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .72%
Invesco Preferred ETF
(a)
3,415,609 $ 39,075
Money Market Funds - 2 .12%
BlackRock Liquidity FedFund - Institutional Class
4.18%
(b),(c)
6,910,023 6,910
Principal Government Money Market Fund - Class
R-6 4.20%
(b),(c),(d)
107,784,525 107,784
$ 114,694
TOTAL INVESTMENT COMPANIES $ 153,769
CONVERTIBLE PREFERRED STOCKS
- 0 .06 % Shares Held Value (000's)
Banks - 0 .06%
Wells Fargo & Co 7.50%
(e)
2,374 $ 2,884
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,884
PREFERRED STOCKS - 9 .66 % Shares Held Value (000's)
Banks - 4 .33%
Bank of America Corp 4.25%, 11/17/2026
(e)
7,500 $ 133
Bank of America Corp 4.38%, 11/03/2025
(e)
293,847 5,392
Bank of America Corp 5.12%, 10/03/2025
(a),(e)
200,640 4,113
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
Bank of New York Mellon Corp/The 6.15%,
03/20/2030
(a),(e)
868,500 22,477
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Citizens Financial Group Inc 0.00%,
10/06/2030
(e),(f)
475,700 11,997
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Citizens Financial Group Inc 5.00%, 10/06/2025
(e)
15,373 308
Citizens Financial Group Inc 7.38%,
07/06/2029
(a),(e)
669,818 17,670
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
298,372 5,410
First Horizon Corp 4.70%, 07/10/2026
(a),(e)
1,388 25
First Horizon Corp 6.50%, 10/10/2025
(e)
4,374 108
Goldman Sachs Group Inc/The 5.16%,
10/03/2025
(a),(e)
31,810 677
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
Huntington Bancshares Inc/OH 5.70%,
12/01/2025
(e)
19,328 434
Huntington Bancshares Inc/OH 6.88%,
04/15/2028
(e)
67,019 1,697
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%
JPMorgan Chase & Co 4.75%, 12/01/2025
(e)
109,347 2,246
JPMorgan Chase & Co 5.75%, 12/01/2025
(e)
10,841 271
KeyCorp 5.65%, 12/15/2025
(e)
57,334 1,279
KeyCorp 6.13%, 12/15/2026
(a),(e)
725,354 18,105
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(e)
403,382 10,004
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 5.63%, 12/15/2026
(e)
29,503 730
CME Term Secured Overnight Financing
Rate 3 Month + 4.28%
M&T Bank Corp 7.50%, 06/15/2029
(e)
150,526 4,079
Morgan Stanley 5.85%, 04/15/2027
(e)
629,481 15,410
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(e)
440,682 11,246
Morgan Stanley 6.63%, 10/15/2029
(e)
467,149 12,113
Northern Trust Corp 4.70%, 01/01/2026
(e)
206,006 4,174
Regions Financial Corp 4.45%, 06/15/2026
(e)
311,305 5,684
Regions Financial Corp 5.70%, 05/15/2029
(e)
338,586 8,099
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
Regions Financial Corp 6.95%, 09/15/2029
(e)
845,886 21,731
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Truist Financial Corp 4.75%, 12/01/2025
(e)
462,909 $ 9,082
UMB Financial Corp 7.75%, 07/15/2030
(e)
490,700 12,881
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%
US Bancorp 4.00%, 04/15/2026
(a),(e)
54,816 913
US Bancorp 5.18%, 10/03/2025
(e)
116,001 2,350
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
US Bancorp 5.50%, 10/03/2025
(a),(e)
117,583 2,802
Webster Financial Corp 5.25%, 10/03/2025
(a),(e)
194,856 3,917
Webster Financial Corp 6.50%, 10/01/2025
(e)
37,427 919
Wells Fargo & Co 4.38%, 03/15/2026
(e)
33,835 604
Wells Fargo & Co 4.70%, 12/15/2025
(a),(e)
59,138 1,133
Wells Fargo & Co 4.75%, 12/15/2025
(a),(e)
73,015 1,421
Wintrust Financial Corp 7.88%, 07/15/2030
(e)
467,120 12,337
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 233,971
Diversified Financial Services - 0 .53%
Affiliated Managers Group Inc 4.20%,
09/30/2061
(a)
175,726 2,852
Affiliated Managers Group Inc 4.75%, 09/30/2060 10,536 192
Affiliated Managers Group Inc 5.88%, 03/30/2059 146,158 3,148
Capital One Financial Corp 4.25%, 09/01/2026
(e)
103,648 1,774
Capital One Financial Corp 4.80%, 12/01/2025
(e)
222,141 4,179
Capital One Financial Corp 5.00%, 12/01/2025
(a),(e)
252,621 4,982
Stifel Financial Corp 4.50%, 08/15/2026
(e)
558,669 10,140
Stifel Financial Corp 5.20%, 10/15/2047 4,481 95
Stifel Financial Corp 6.13%, 10/03/2025
(a),(e)
5,715 139
Voya Financial Inc 5.35%, 09/15/2029
(e)
58,984 1,393
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 28,894
Electric - 1 .08%
CMS Energy Corp 5.88%, 03/01/2079 142,374 3,363
CMS Energy Corp 5.88%, 10/15/2078 250,450 5,946
DTE Energy Co 4.38%, 12/01/2081
(a)
242,879 4,265
DTE Energy Co 5.25%, 12/01/2077 381,382 8,653
Entergy Arkansas LLC 4.88%, 09/01/2066 50,980 1,063
Entergy Louisiana LLC 4.88%, 09/01/2066
(a)
125,440 2,595
Entergy Texas Inc 5.38%, 10/03/2025
(e)
42,934 1,005
Georgia Power Co 5.00%, 10/01/2077 164,560 3,703
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
98,197 2,283
NextEra Energy Capital Holdings Inc 6.50%,
06/01/2085
(a)
304,235 7,670
Southern Co/The 4.95%, 01/30/2080 248,873 5,356
Southern Co/The 5.25%, 12/01/2077 552,715 12,602
$ 58,504
Food - 0 .42%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(e),(g)
236,300 22,685
Gas - 0 .00%
Spire Inc 5.90%, 10/03/2025
(e)
5,031 123
Insurance - 1 .18%
Allstate Corp/The 4.75%, 10/15/2025
(e)
135,447 2,737
Allstate Corp/The 5.10%, 10/15/2025
(e)
47,311 1,034
Allstate Corp/The 7.38%, 07/15/2028
(e)
229,165 6,242
Allstate Corp/The 7.59%, 01/15/2053 215,493 5,570
CME Term Secured Overnight Financing
Rate 3 Month + 3.43%
American Financial Group Inc/OH 4.50%,
09/15/2060
(a)
92,709 1,620
American Financial Group Inc/OH 5.63%,
06/01/2060
126,716 2,717
American Financial Group Inc/OH 5.88%,
03/30/2059
93,043 2,079
Arch Capital Group Ltd 4.55%, 06/11/2026
(e)
119,912 2,113
Arch Capital Group Ltd 5.45%, 10/02/2025
(e)
54,066 1,150

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2025
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Assurant Inc 5.25%, 01/15/2061 39,469 $ 805
Corebridge Financial Inc 6.38%, 12/15/2064 34,735 834
Equitable Holdings Inc 4.30%, 03/15/2026
(a),(e)
538,152 9,337
Equitable Holdings Inc 5.25%, 12/15/2025
(e)
461,567 9,873
Prudential Financial Inc 5.63%, 08/15/2058 169,114 4,164
Prudential Financial Inc 5.95%, 09/01/2062
(a)
166,189 4,200
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(e)
235,914 3,862
RenaissanceRe Holdings Ltd 5.75%, 10/03/2025
(e)
23,682 531
W R Berkley Corp 4.13%, 03/30/2061 117,926 2,085
W R Berkley Corp 5.10%, 12/30/2059 150,258 3,068
$ 64,021
REITs - 1 .50%
Digital Realty Trust Inc 5.20%, 10/03/2025
(e)
30,204 640
Digital Realty Trust Inc 5.25%, 10/02/2025
(e)
16,600 367
Digital Realty Trust Inc 5.85%, 10/03/2025
(e)
76,850 1,895
Federal Realty Investment Trust 5.00%,
10/02/2025
(e)
65,290 1,356
Kimco Realty Corp 5.13%, 10/03/2025
(e)
106,113 2,239
Kimco Realty Corp 5.25%, 10/03/2025
(e)
240,235 5,127
Prologis Inc 8.54%, 11/13/2026
(e)
123,703 6,736
Public Storage 3.88%, 10/06/2025
(e)
117,394 1,836
Public Storage 3.90%, 11/17/2025
(e)
109,893 1,737
Public Storage 3.95%, 08/17/2026
(e)
77,361 1,245
Public Storage 4.00%, 11/19/2026
(e)
471,069 7,598
Public Storage 4.00%, 06/16/2026
(e)
868,470 14,008
Public Storage 4.10%, 01/13/2027
(e)
128,309 2,126
Public Storage 4.13%, 10/02/2025
(e)
567,023 9,503
Public Storage 4.63%, 10/02/2025
(e)
420,706 7,855
Public Storage 4.70%, 10/03/2025
(e)
306,791 5,829
Public Storage 4.75%, 10/03/2025
(e)
253,963 4,907
Public Storage 5.60%, 10/03/2025
(e)
257,128 6,019
$ 81,023
Telecommunications - 0 .62%
AT&T Inc 4.75%, 10/03/2025
(e)
1,678,335 32,929
AT&T Inc 5.00%, 10/03/2025
(e)
22,144 455
$ 33,384
TOTAL PREFERRED STOCKS $ 522,605
BONDS - 87 .73%
Principal
Amount (000's) Value (000's)
Banks - 58 .76%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(g),(h),(i)
$ 12,200 $ 12,361
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(e),(h),(i)
2,700 2,736
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(h),(i)
14,200 14,131
USD Swap Semi-Annual 5 Year + 3.87%
7.75%, 01/14/2032
(e),(h),(i)
45,000 46,819
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
9.38%, 03/19/2029
(e),(h),(i)
27,000 29,843
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
4.75%, 11/12/2026
(e),(h),(i)
47,000 45,923
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
8.00%, 02/01/2034
(e),(h),(i)
4,600 4,999
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(e),(h),(i)
32,000 35,423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(h),(i)
20,000 23,576
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
4.38%, 01/27/2027
(a),(e),(h)
$ 11,620 $ 11,351
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(e),(h)
47,236 47,675
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 07/26/2030
(e),(h)
56,700 56,751
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
6.63%, 05/01/2030
(e),(h)
36,600 37,680
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
8.05%, 06/15/2027 6,112 6,465
Bank of Montreal
6.88%, 11/26/2085
(h)
26,150 26,310
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
7.30%, 11/26/2084
(h)
17,000 17,830
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(h)
37,793 39,405
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(a),(e),(h)
49,485 48,675
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(h)
58,050 56,270
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(h)
4,050 4,025
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(h)
14,445 13,624
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
7.35%, 04/27/2085
(h)
25,300 26,006
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(h)
27,045 28,818
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(h)
39,003 41,309
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(a),(e),(h),(i)
20,900 19,706
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
7.63%, 03/15/2035
(a),(e),(h),(i)
11,300 11,672
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(e),(h),(i)
3,600 3,788
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(a),(e),(h),(i)
50,400 56,521
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.50%, 02/25/2030
(e),(g),(h),(i)
5,000 4,482
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 02/25/2031
(e),(h),(i)
5,000 4,466
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA (continued)
4.63%, 02/25/2031
(e),(g),(h),(i)
$ 4,100 $ 3,662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.38%, 09/10/2034
(e),(g),(h),(i)
25,000 25,699
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
7.45%, 06/27/2035
(e),(g),(h),(i)
2,500 2,551
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
7.75%, 08/16/2029
(e),(g),(h),(i)
55,000 57,763
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
7.75%, 08/16/2029
(e),(h),(i)
10,048 10,553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
8.00%, 08/22/2031
(e),(g),(h),(i)
20,000 21,235
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
8.50%, 08/14/2028
(e),(g),(h),(i)
64,000 67,979
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(e),(g),(h),(i)
6,000 6,433
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(e),(h),(i)
8,600 9,220
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Canadian Imperial Bank of Commerce
6.95%, 01/28/2085
(h)
13,600 13,679
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
7.00%, 10/28/2085
(h)
24,850 25,338
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citigroup Capital III
7.63%, 12/01/2036 3,300 3,667
Citigroup Inc
3.88%, 02/18/2026
(e),(h)
52,000 51,393
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
6.25%, 08/15/2026
(a),(e),(h)
54,167 54,495
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
6.75%, 02/15/2030
(e),(h)
4,500 4,536
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%
6.88%, 08/15/2030
(e),(h)
11,000 11,193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(e),(h)
10,100 10,255
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.00%, 08/15/2034
(e),(h)
27,960 29,347
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.38%, 05/15/2028
(e),(h)
24,600 25,559
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(a),(e),(h)
34,319 33,537
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(h)
18,228 18,214
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citizens Financial Group Inc (continued)
7.70%, 10/06/2025
(a),(e)
$ 7,738 $ 7,745
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Credit Agricole SA
4.75%, 03/23/2029
(e),(g),(h),(i)
7,100 6,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
8.13%, 12/23/2025
(e),(g),(h),(i)
63,500 63,962
USD Swap Semi-Annual 5 Year + 6.19%
8.13%, 12/23/2025
(e),(h),(i)
15,000 15,109
USD Swap Semi-Annual 5 Year + 6.19%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(g),(h)
5,000 4,872
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Deutsche Bank AG
8.13%, 04/30/2030
(a),(e),(h),(i)
15,800 16,551
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
DNB Bank ASA
7.38%, 05/30/2029
(e),(h),(i)
4,000 4,160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(h)
2,131 2,125
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(a),(e),(h)
23,598 23,006
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(h)
12,800 12,558
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(e),(h)
5,300 5,150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
6.13%, 11/10/2034
(a),(e),(h)
17,100 17,129
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%
6.85%, 02/10/2030
(e),(h)
13,700 14,109
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(e),(h)
8,000 8,398
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(h),(i)
15,900 15,904
USD Swap Rate NY 5 Year + 3.75%
6.50%, 03/23/2028
(e),(h),(i)
5,600 5,696
USD Swap Rate NY 5 Year + 3.61%
6.88%, 09/11/2029
(a),(e),(h),(i)
5,000 5,157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.30%
6.95%, 03/11/2034
(a),(e),(h),(i)
6,000 6,203
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
7.05%, 06/05/2030
(e),(h),(i)
8,300 8,562
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(h)
90,661 89,332
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(h)
38,673 39,416
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV
4.25%, 05/16/2031
(e),(h),(i)
$ 14,385 $ 12,570
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.88%, 05/16/2029
(e),(h),(i)
12,600 12,088
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.51%
5.75%, 11/16/2026
(e),(h),(i)
20,625 20,655
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
7.25%, 11/16/2034
(e),(h),(i)
30,400 31,695
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 4.08%
JPMorgan Chase & Co
3.65%, 06/01/2026
(e),(h)
92,624 91,307
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
5.51%, 01/15/2087 4,000 3,702
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
6.50%, 04/01/2030
(e),(h)
13,200 13,557
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
6.88%, 06/01/2029
(e),(h)
44,000 46,234
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(a),(e),(h)
18,852 18,636
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital III
7.75%, 07/15/2029 11,200 11,949
Lloyds Banking Group PLC
6.75%, 06/27/2026
(e),(h),(i)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
6.75%, 09/27/2031
(e),(h),(i)
15,000 15,012
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
8.00%, 09/27/2029
(e),(h),(i)
6,400 6,874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(h)
37,118 35,879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(a),(e),(h)
6,305 6,255
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%
7.30%, 02/01/2026
(a),(e),(h)
15,500 15,637
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(a),(e),(g),(h),(i)
21,000 21,210
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(e),(h),(i)
5,000 5,050
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
4.60%, 06/28/2031
(e),(h),(i)
26,085 23,392
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(h),(i)
55,100 55,140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
7.30%, 11/19/2034
(e),(h),(i)
6,800 7,077
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC (continued)
8.13%, 11/10/2033
(a),(e),(h),(i)
$ 6,000 $ 6,643
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Nordea Bank Abp
6.30%, 09/25/2031
(e),(g),(h),(i)
43,100 43,095
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.63%, 03/26/2026
(e),(h),(i)
8,400 8,448
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.63%, 03/26/2026
(e),(g),(h),(i)
43,562 43,813
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(a),(e),(h)
12,400 12,293
CME Term Secured Overnight Financing
Rate 3 Month + 3.46%
PNC Financial Services Group Inc/The
6.00%, 05/15/2027
(e),(h)
6,000 6,040
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(e),(h)
9,200 9,347
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(h)
111,020 112,290
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Royal Bank of Canada
6.35%, 11/24/2084
(h)
55,450 53,725
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.75%, 08/24/2085
(h)
17,700 17,984
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%
7.50%, 05/02/2084
(a),(h)
42,500 44,436
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Societe Generale SA
8.50%, 03/25/2034
(e),(g),(h),(i)
24,000 25,330
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
9.38%, 11/22/2027
(e),(g),(h),(i)
3,800 4,056
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
10.00%, 11/14/2028
(e),(g),(h),(i)
30,100 33,127
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.30%, 08/19/2028
(a),(e),(g),(h),(i)
17,532 16,530
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
4.75%, 01/14/2031
(e),(g),(h),(i)
10,000 9,225
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.75%, 01/14/2031
(a),(e),(h),(i)
10,000 9,225
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
7.01%, 07/30/2037
(e),(g),(h)
9,200 9,528
3 Month USD LIBOR + 1.46%
7.63%, 01/16/2032
(a),(e),(g),(h),(i)
16,600 17,253
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.75%, 08/15/2027
(e),(g),(h),(i)
45,000 46,658
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp
6.45%, 09/15/2030
(e),(h)
$ 11,100 $ 11,289
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.70%, 09/15/2029
(e),(h)
51,193 53,018
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
6.70%, 03/15/2029
(e),(h)
52,160 53,984
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(e),(h),(i)
20,400 19,966
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
Swedbank AB
7.63%, 03/17/2028
(e),(h),(i)
14,000 14,715
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
7.75%, 03/17/2030
(e),(h),(i)
14,800 15,725
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
7.25%, 07/31/2084
(a),(h)
1,000 1,039
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
8.13%, 10/31/2082
(h)
44,600 46,970
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
5.10%, 03/01/2030
(e),(h)
35,906 35,595
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.23%, 03/15/2028 9,022 8,828
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
UBS Group AG
3.88%, 06/02/2026
(a),(e),(g),(h),(i)
20,000 19,667
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(g),(h),(i)
7,000 6,276
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
6.60%, 08/05/2030
(e),(g),(h),(i)
17,200 17,199
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
6.85%, 09/10/2029
(e),(g),(h),(i)
17,000 17,377
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.63%
7.00%, 02/10/2030
(e),(g),(h),(i)
15,600 15,825
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
7.00%, 02/05/2035
(e),(g),(h),(i)
2,300 2,318
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.30%
7.13%, 08/10/2034
(e),(g),(h),(i)
7,000 7,126
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.18%
9.25%, 11/13/2028
(e),(g),(h),(i)
17,000 18,631
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
US Bancorp
3.70%, 01/15/2027
(e),(h)
36,243 34,904
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
USB Realty Corp
5.73%, 01/15/2027
(e),(g)
1,500 1,205
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
3.90%, 03/15/2026
(e),(h)
$ 41,650 $ 41,249
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
6.85%, 09/15/2029
(e),(h)
57,985 60,746
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(e),(h)
47,100 50,304
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
7.95%, 11/15/2029 3,700 4,139
$ 3,178,094
Diversified Financial Services - 4 .30%
American Express Co
3.55%, 09/15/2026
(e),(h)
47,190 46,046
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(h)
49,940 48,937
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 12/01/2030
(e),(h)
40 37
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
4.00%, 06/01/2026
(e),(h)
96,320 94,869
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Julius Baer Group Ltd
6.88%, 06/09/2027
(e),(h),(i)
5,000 5,022
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
Nomura Holdings Inc
7.00%, 07/15/2030
(e),(h),(i)
1,200 1,230
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
Voya Financial Inc
4.70%, 01/23/2048
(h)
15,655 15,192
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(e),(h)
20,306 21,417
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 232,750
Electric - 3 .65%
American Electric Power Co Inc
3.88%, 02/15/2062
(h)
20,950 20,311
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.95%, 12/15/2054
(h)
10,000 10,632
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(h)
18,600 19,388
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Dominion Energy Inc
6.63%, 05/15/2055
(h)
27,600 28,274
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
6.88%, 02/01/2055
(h)
18,800 19,651
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
7.00%, 06/01/2054
(h)
22,400 23,973
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
Duke Energy Corp
6.45%, 09/01/2054
(h)
14,900 15,427
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Electricite de France SA
9.13%, 03/15/2033
(e),(h)
$ 800 $ 922
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Evergy Inc
6.65%, 06/01/2055
(h)
4,800 4,870
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%
Exelon Corp
6.50%, 03/15/2055
(h)
1,400 1,446
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(h)
3,000 2,891
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
5.65%, 05/01/2079
(h)
3,200 3,191
3 Month USD LIBOR + 3.16%
6.62%, 10/01/2066 12,149 11,285
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
6.70%, 09/01/2054
(h)
16,700 17,155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
Sempra
6.55%, 04/01/2055
(h)
10,400 10,242
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(h)
7,700 7,721
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
$ 197,379
Food - 0 .19%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(g)
10,700 10,379
Gas - 0 .08%
NiSource Inc
6.95%, 11/30/2054
(h)
4,000 4,159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Insurance - 13 .75%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 18,633
Allianz SE
3.20%, 10/30/2027
(e),(g),(h),(i)
5,800 5,412
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(e),(h),(i)
6,200 6,144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
3.50%, 11/17/2025
(e),(g),(h),(i)
22,400 22,198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
5.60%, 09/03/2054
(g),(h)
2,000 2,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Aon Corp
8.21%, 01/01/2027 4,350 4,555
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
63,620 64,018
3 Month USD LIBOR + 3.78%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(h)
2,490 2,494
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AXA SA
5.13%, 01/17/2047
(h)
$ 500 $ 502
Secured Overnight Financing Rate + 4.14%
Corebridge Financial Inc
6.38%, 09/15/2054
(h)
12,500 12,653
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/15/2052
(h)
36,290 37,529
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Dai-ichi Life Insurance Co Ltd/The
6.20%, 01/16/2035
(e),(g),(h)
16,700 17,315
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
Equitable Holdings Inc
6.70%, 03/28/2055
(h)
8,100 8,268
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(h)
6,100 5,983
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(g)
76,240 87,456
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(a),(g)
5,025 5,631
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(g),(h)
19,000 19,349
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(g),(h)
23,700 24,407
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 26,991
CME Term Secured Overnight Financing
Rate 3 Month + 3.96%
MetLife Inc
9.25%, 04/08/2068
(g)
53,475 63,550
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,413 67,390
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(h)
520 520
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(g),(h)
1,800 1,801
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,134
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(a),(g),(h)
4,800 4,963
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
5.88%, 05/23/2042
(h)
1,800 1,861
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 70,995 71,085
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(h)
3,200 2,859
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(g),(h)
22,900 20,249
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(g),(h)
5,000 4,987
USD Swap Rate NY 5 Year + 3.75%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Nippon Life Insurance Co (continued)
5.95%, 04/16/2054
(g),(h)
$ 18,300 $ 18,953
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Prudential Financial Inc
5.13%, 03/01/2052
(h)
1,000 980
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
6.00%, 09/01/2052
(h)
23,400 24,144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.50%, 03/15/2054
(h)
8,285 8,708
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Reinsurance Group of America Inc
6.65%, 09/15/2055
(h)
7,100 7,232
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(a),(g),(h)
4,700 4,627
3 Month USD LIBOR + 2.99%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(g),(h)
10,800 11,042
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(g),(h)
2,000 2,017
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
60,100 53,709
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 743,381
Oil & Gas - 0 .85%
BP Capital Markets PLC
4.88%, 03/22/2030
(e),(h)
21,762 21,573
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
6.13%, 03/18/2035
(e),(h)
23,700 24,163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%
$ 45,736
Pipelines - 4 .10%
Enbridge Inc
5.75%, 07/15/2080
(h)
59,201 59,127
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
28,981 29,060
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(h)
34,882 35,100
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(h)
5,000 5,253
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.25%, 01/15/2084
(h)
2,000 2,130
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.79%
8.50%, 01/15/2084
(a),(h)
17,815 20,153
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Energy Transfer LP
6.75%, 02/15/2056
(h)
4,000 3,980
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
$ 27,400 $ 27,112
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
TransCanada PipeLines Ltd
7.00%, 06/01/2065
(h)
12,100 12,273
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Transcanada Trust
5.50%, 09/15/2079
(h)
28,000 27,583
Secured Overnight Financing Rate + 4.42%
$ 221,771
REITs - 0 .95%
Scentre Group Trust 2
5.13%, 09/24/2080
(g),(h)
51,600 51,654
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
Sovereign - 1 .03%
CoBank ACB
4.25%, 01/01/2027
(e),(h)
1,000 965
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(h)
16,400 16,407
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(h)
11,400 11,536
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
7.25%, 07/01/2029
(e),(h)
20,000 20,548
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.88%
Farm Credit Bank of Texas
7.75%, 06/15/2029
(e),(h)
6,000 6,247
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
$ 55,703
Telecommunications - 0 .07%
Vodafone Group PLC
5.13%, 06/04/2081
(h)
4,600 3,567
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
TOTAL BONDS $ 4,744,573
Total Investments $ 5,423,831
Other Assets and Liabilities -  (0.29)% (15,515)
TOTAL NET ASSETS - 100.00% $ 5,408,316
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $83,963 or 1.55% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $86,869 or
1.61% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,089,728 or 20.15% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2025
See accompanying notes.

(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,338,784 or 24.75% of net assets.
Affiliated Securities August 31, 2024 Purchases Sales August 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.20% $ 172,326 $ 3,039,537 $ 3,104,079 $ 107,784
$ 172,326 $ 3,039,537 $ 3,104,079 $ 107,784
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.20% $ 1,772 $ — $ — $ —
$ 1,772 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 09/24/2025 $ 1 EUR 1 $ — $ —
Total $ — $ —
Amounts in thousands.

Glossary to the Schedule of Investments
August 31, 2025
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian New Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD/$ United States Dollar
UYU Uruguayan Peso
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2025 $ 44 .17 ( $ 0 .14 ) $ 7 .28 $ 7 .14 $ – ( $ 2 .06 ) ( $ 2 .06 ) $ 49 .25
2024 34 .44 ( 0 .07 ) 9 .80 9 .73 – – – 44 .17
2023 29 .35 ( 0 .08 ) 5 .37 5 .29 – ( 0 .20 ) ( 0 .20 ) 34 .44
2022 42 .59 ( 0 .12 ) ( 10 .39 ) ( 10 .51 ) – ( 2 .73 ) ( 2 .73 ) 29 .35
2021 33 .85 ( 0 .18 ) 10 .06 9 .88 – ( 1 .14 ) ( 1 .14 ) 42 .59
Class C shares
2025 40 .28 ( 0 .43 ) 6 .60 6 .17 – ( 2 .06 ) ( 2 .06 ) 44 .39
2024 31 .63 ( 0 .33 ) 8 .98 8 .65 – – – 40 .28
2023 27 .18 ( 0 .27 ) 4 .92 4 .65 – ( 0 .20 ) ( 0 .20 ) 31 .63
2022 39 .91 ( 0 .35 ) ( 9 .65 ) ( 10 .00 ) – ( 2 .73 ) ( 2 .73 ) 27 .18
2021 32 .01 ( 0 .42 ) 9 .46 9 .04 – ( 1 .14 ) ( 1 .14 ) 39 .91
Class J shares
2025 45 .11 ( 0 .07 ) 7 .46 7 .39 – ( 2 .06 ) ( 2 .06 ) 50 .44
2024 35 .11 – 10 .00 10 .00 – – – 45 .11
2023 29 .87 ( 0 .03 ) 5 .47 5 .44 – ( 0 .20 ) ( 0 .20 ) 35 .11
2022 43 .23 ( 0 .07 ) ( 10 .56 ) ( 10 .63 ) – ( 2 .73 ) ( 2 .73 ) 29 .87
2021 34 .29 ( 0 .13 ) 10 .21 10 .08 – ( 1 .14 ) ( 1 .14 ) 43 .23
Institutional shares
2025 45 .58 ( 0 .02 ) 7 .53 7 .51 ( 0 .01 ) ( 2 .06 ) ( 2 .07 ) 51 .02
2024 35 .44 0 .03 10 .11 10 .14 – – – 45 .58
2023 30 .11 0 .01 5 .52 5 .53 – ( 0 .20 ) ( 0 .20 ) 35 .44
2022 43 .51 ( 0 .02 ) ( 10 .65 ) ( 10 .67 ) – ( 2 .73 ) ( 2 .73 ) 30 .11
2021 34 .47 ( 0 .08 ) 10 .26 10 .18 – ( 1 .14 ) ( 1 .14 ) 43 .51
R-3 shares
2025 43 .82 ( 0 .25 ) 7 .23 6 .98 – ( 2 .06 ) ( 2 .06 ) 48 .74
2024 34 .23 ( 0 .15 ) 9 .74 9 .59 – – – 43 .82
2023 29 .23 ( 0 .13 ) 5 .33 5 .20 – ( 0 .20 ) ( 0 .20 ) 34 .23
2022 42 .51 ( 0 .18 ) ( 10 .37 ) ( 10 .55 ) – ( 2 .73 ) ( 2 .73 ) 29 .23
2021 33 .85 ( 0 .25 ) 10 .05 9 .80 – ( 1 .14 ) ( 1 .14 ) 42 .51
R-5 shares
2025 45 .01 ( 0 .10 ) 7 .44 7 .34 – ( 2 .06 ) ( 2 .06 ) 50 .29
2024 35 .06 ( 0 .03 ) 9 .98 9 .95 – – – 45 .01
2023 29 .84 ( 0 .04 ) 5 .46 5 .42 – ( 0 .20 ) ( 0 .20 ) 35 .06
2022 43 .20 ( 0 .09 ) ( 10 .54 ) ( 10 .63 ) – ( 2 .73 ) ( 2 .73 ) 29 .84
2021 34 .29 ( 0 .14 ) 10 .19 10 .05 – ( 1 .14 ) ( 1 .14 ) 43 .20
R-6 shares
2025 45 .85 0 .03 7 .57 7 .60 ( 0 .05 ) ( 2 .06 ) ( 2 .11 ) 51 .34
2024 35 .63 0 .07 10 .16 10 .23 ( 0 .01 ) – ( 0 .01 ) 45 .85
2023 30 .24 0 .04 5 .55 5 .59 – ( 0 .20 ) ( 0 .20 ) 35 .63
2022 43 .64 0 .02 ( 10 .69 ) ( 10 .67 ) – ( 2 .73 ) ( 2 .73 ) 30 .24
2021 34 .54 ( 0 .05 ) 10 .29 10 .24 – ( 1 .14 ) ( 1 .14 ) 43 .64

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16 .50% (b) ,(c) $ 1,310,277 0 .92% (d) – % ( 0 .31 ) % 20 .9%
28 .25 (c) 1,200,724 0 .93 (d) – ( 0 .18 ) 14 .7
18 .15 (c) 1,005,219 0 .96 (d) – ( 0 .27 ) 10 .0
( 26 .35 ) (c) 850,509 0 .94 (d) – ( 0 .35 ) 24 .0
30 .18 (c) 1,123,747 0 .91 (d) – ( 0 .49 ) 25 .6
15 .63 (c) 333,921 1 .67 (d) – ( 1 .05 ) 20 .9
27 .35 (c) 338,963 1 .66 (d) – ( 0 .91 ) 14 .7
17 .24 (c) 288,734 1 .68 (d) – ( 0 .99 ) 10 .0
( 26 .86 ) (c) 276,796 1 .66 (d) – ( 1 .08 ) 24 .0
29 .26 (c) 411,694 1 .65 (d) – ( 1 .23 ) 25 .6
16 .69 (c) 296,709 0 .75 (e) 0 .78 (f) ( 0 .14 ) 20 .9
28 .48 (c) 265,823 0 .75 (e) 0 .79 (f) ( 0 .01 ) 14 .7
18 .34 (c) 196,453 0 .79 (e) 0 .84 (f) ( 0 .10 ) 10 .0
( 26 .23 ) (c) 156,338 0 .77 (e) 0 .82 (f) ( 0 .18 ) 24 .0
30 .38 (c) 221,942 0 .77 (e) 0 .83 (f) ( 0 .35 ) 25 .6
16 .81 (b) 3,344,686 0 .66 (d) – ( 0 .04 ) 20 .9
28 .61 3,198,677 0 .66 (d) – 0 .08 14 .7
18 .45 (b) 2,555,465 0 .66 (d) – 0 .03 10 .0
( 26 .13 ) (b) 2,473,139 0 .66 (d) – ( 0 .06 ) 24 .0
30 .51 3,141,819 0 .65 (d) – ( 0 .23 ) 25 .6
16 .23 24,846 1 .13 (d) – ( 0 .56 ) 20 .9
28 .02 16,984 1 .13 (d) – ( 0 .39 ) 14 .7
17 .92 11,611 1 .14 (d) – ( 0 .44 ) 10 .0
( 26 .50 ) 11,031 1 .13 (d) – ( 0 .51 ) 24 .0
29 .94 11,204 1 .12 (d) – ( 0 .70 ) 25 .6
16 .61 36,076 0 .82 (d) – ( 0 .22 ) 20 .9
28 .38 25,653 0 .82 (d) – ( 0 .08 ) 14 .7
18 .29 12,616 0 .83 (d) – ( 0 .13 ) 10 .0
( 26 .25 ) 7,938 0 .82 (d) – ( 0 .25 ) 24 .0
30 .29 12,383 0 .81 (d) – ( 0 .39 ) 25 .6
16 .90 6,203,029 0 .57 (d) – 0 .06 20 .9
28 .72 6,621,976 0 .57 (d) – 0 .18 14 .7
18 .61 5,405,192 0 .57 (d) – 0 .13 10 .0
( 26 .08 ) (b) 4,932,871 0 .56 (d) – 0 .05 24 .0
30 .66 (b) 6,134,030 0 .55 (d) – ( 0 .14 ) 25 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Subject to Manager's contractual expense limit.
(e) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2025 $ 8 .54 $ 0 .32 ( $ 0 .11 ) $ 0 .21 ( $ 0 .27 ) $ – ( $ 0 .27 ) $ 8 .48
2024 8 .30 0 .30 0 .26 0 .56 ( 0 .32 ) – ( 0 .32 ) 8 .54
2023 8 .56 0 .26 ( 0 .41 ) ( 0 .15 ) ( 0 .11 ) – ( 0 .11 ) 8 .30
2022 9 .89 0 .15 ( 1 .32 ) ( 1 .17 ) ( 0 .13 ) ( 0 .03 ) ( 0 .16 ) 8 .56
2021 11 .79 0 .15 ( 0 .19 ) ( 0 .04 ) ( 0 .64 ) ( 1 .22 ) ( 1 .86 ) 9 .89
Institutional shares
2025 8 .75 0 .35 ( 0 .10 ) 0 .25 ( 0 .30 ) – ( 0 .30 ) 8 .70
2024 8 .51 0 .33 0 .26 0 .59 ( 0 .35 ) – ( 0 .35 ) 8 .75
2023 8 .77 0 .30 ( 0 .42 ) ( 0 .12 ) ( 0 .14 ) – ( 0 .14 ) 8 .51
2022 10 .12 0 .18 ( 1 .33 ) ( 1 .15 ) ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 8 .77
2021 12 .03 0 .19 ( 0 .20 ) ( 0 .01 ) ( 0 .68 ) ( 1 .22 ) ( 1 .90 ) 10 .12
R-3 shares
2025 8 .53 0 .29 ( 0 .10 ) 0 .19 ( 0 .25 ) – ( 0 .25 ) 8 .47
2024 8 .30 0 .28 0 .26 0 .54 ( 0 .31 ) – ( 0 .31 ) 8 .53
2023 8 .55 0 .24 ( 0 .40 ) ( 0 .16 ) ( 0 .09 ) – ( 0 .09 ) 8 .30
2022 9 .86 0 .13 ( 1 .31 ) ( 1 .18 ) ( 0 .10 ) ( 0 .03 ) ( 0 .13 ) 8 .55
2021 11 .78 0 .12 ( 0 .20 ) ( 0 .08 ) ( 0 .62 ) ( 1 .22 ) ( 1 .84 ) 9 .86
R-5 shares
2025 8 .59 0 .32 ( 0 .11 ) 0 .21 ( 0 .28 ) – ( 0 .28 ) 8 .52
2024 8 .36 0 .30 0 .26 0 .56 ( 0 .33 ) – ( 0 .33 ) 8 .59
2023 8 .61 0 .27 ( 0 .40 ) ( 0 .13 ) ( 0 .12 ) – ( 0 .12 ) 8 .36
2022 9 .94 0 .16 ( 1 .32 ) ( 1 .16 ) ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 8 .61
2021 11 .85 0 .16 ( 0 .20 ) ( 0 .04 ) ( 0 .65 ) ( 1 .22 ) ( 1 .87 ) 9 .94

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2 .64% (b) $ 37,437 0 .43% (c) 0 .44% (d) 3 .78% 43 .1%
6 .87 (b) 30,934 0 .47 (c) 0 .50 (d) 3 .59 57 .0
( 1 .79 ) (b) 29,452 0 .55 (c) 0 .59 (d) 3 .08 89 .7
( 11 .95 ) (b) 32,188 0 .48 (c) 0 .52 (d) 1 .61 113 .4
( 0 .44 ) (b) 36,254 0 .48 (c) 0 .52 (d) 1 .42 161 .7
3 .01 2,755,411 0 .13 (e) – 4 .09 43 .1
7 .12 2,238,719 0 .14 (e) – 3 .92 57 .0
( 1 .38 ) 2,434,617 0 .14 (e) – 3 .50 89 .7
( 11 .58 ) 1,858,811 0 .15 (e) – 1 .97 113 .4
( 0 .18 ) 831,018 0 .14 (e) – 1 .77 161 .7
2 .37 8,123 0 .70 (e) – 3 .51 43 .1
6 .55 8,756 0 .70 (e) – 3 .36 57 .0
( 2 .02 ) (f) 8,995 0 .70 (e) – 2 .94 89 .7
( 11 .99 ) (f) 8,056 0 .71 (e) – 1 .38 113 .4
( 0 .84 ) 11,264 0 .70 (e) – 1 .18 161 .7
2 .63 15,780 0 .39 (e) – 3 .82 43 .1
6 .86 9,620 0 .39 (e) – 3 .66 57 .0
( 1 .56 ) 9,718 0 .39 (e) – 3 .24 89 .7
( 11 .84 ) 10,475 0 .40 (e) – 1 .68 113 .4
( 0 .44 ) 14,572 0 .39 (e) – 1 .50 161 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CAPITAL SECURITIES FUND
Class S shares
2025 $ 9 .41 $ 0 .51 $ 0 .27 $ 0 .78 ( $ 0 .56 ) ( $ 0 .56 ) $ 9 .63
2024 8 .63 0 .48 0 .82 1 .30 ( 0 .52 ) ( 0 .52 ) 9 .41
2023 9 .20 0 .47 ( 0 .53 ) ( 0 .06 ) ( 0 .51 ) ( 0 .51 ) 8 .63
2022 10 .76 0 .44 ( 1 .52 ) ( 1 .08 ) ( 0 .48 ) ( 0 .48 ) 9 .20
2021 10 .36 0 .46 0 .43 0 .89 ( 0 .49 ) ( 0 .49 ) 10 .76

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .51% $ 1,074,740 0 .00% (b) 5 .37% 19 .4%
15 .53 1,201,579 0 .00 (b) 5 .38 18 .7
( 0 .52 ) 1,041,534 0 .00 (b) 5 .34 14 .7
( 10 .24 ) 1,143,647 0 .00 (b) 4 .40 14 .0
8 .77 1,167,754 0 .00 (b) 4 .34 14 .2
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND
(b)
Class A shares
2025 $ 11 .62 $ 0 .29 $ 0 .42 $ 0 .71 ( $ 0 .21 ) $ – ( $ 0 .21 ) $ 12 .12
2024 10 .88 0 .31 0 .68 0 .99 ( 0 .25 ) – ( 0 .25 ) 11 .62
2023 12 .73 0 .28 ( 0 .75 ) ( 0 .47 ) ( 0 .69 ) ( 0 .69 ) ( 1 .38 ) 10 .88
2022 13 .53 0 .31 ( 0 .18 ) 0 .13 ( 0 .77 ) ( 0 .16 ) ( 0 .93 ) 12 .73
2021 11 .13 0 .22 2 .20 2 .42 ( 0 .02 ) – ( 0 .02 ) 13 .53
Institutional shares
2025 11 .60 0 .33 0 .42 0 .75 ( 0 .25 ) – ( 0 .25 ) 12 .10
2024 10 .87 0 .35 0 .68 1 .03 ( 0 .30 ) – ( 0 .30 ) 11 .60
2023 12 .73 0 .33 ( 0 .76 ) ( 0 .43 ) ( 0 .74 ) ( 0 .69 ) ( 1 .43 ) 10 .87
2022 13 .54 0 .35 ( 0 .17 ) 0 .18 ( 0 .83 ) ( 0 .16 ) ( 0 .99 ) 12 .73
2021 11 .14 0 .24 2 .22 2 .46 ( 0 .06 ) – ( 0 .06 ) 13 .54
R-3 shares
2025 11 .48 0 .28 0 .40 0 .68 ( 0 .15 ) – ( 0 .15 ) 12 .01
2024 10 .79 0 .31 0 .62 0 .93 ( 0 .24 ) – ( 0 .24 ) 11 .48
2023 12 .65 0 .28 ( 0 .77 ) ( 0 .49 ) ( 0 .68 ) ( 0 .69 ) ( 1 .37 ) 10 .79
2022 13 .43 0 .27 ( 0 .15 ) 0 .12 ( 0 .74 ) ( 0 .16 ) ( 0 .90 ) 12 .65
2021 11 .07 0 .18 2 .20 2 .38 ( 0 .02 ) – ( 0 .02 ) 13 .43
R-6 shares
2025 11 .60 0 .33 0 .43 0 .76 ( 0 .26 ) – ( 0 .26 ) 12 .10
2024 10 .86 0 .36 0 .68 1 .04 ( 0 .30 ) – ( 0 .30 ) 11 .60
2023 12 .72 0 .33 ( 0 .75 ) ( 0 .42 ) ( 0 .75 ) ( 0 .69 ) ( 1 .44 ) 10 .86
2022 13 .53 0 .35 ( 0 .16 ) 0 .19 ( 0 .84 ) ( 0 .16 ) ( 1 .00 ) 12 .72
2021 11 .14 0 .28 2 .18 2 .46 ( 0 .07 ) – ( 0 .07 ) 13 .53

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .18% (c) $ 44,013 1 .20% (d) ,(e) 2 .50% 85 .9%
9 .27 (c) 49,508 1 .20 (d) 2 .81 84 .0
( 3 .63 ) (c) 73,729 1 .20 (d) 2 .46 72 .4
0 .95 (c) 150,176 1 .20 (d) 2 .34 90 .9
21 .79 (c) 83,941 1 .20 (d) 1 .74 70 .0
6 .59 1,314,610 0 .84 (d) ,(e) 2 .85 85 .9
9 .61 1,517,536 0 .83 (d) 3 .20 84 .0
( 3 .32 ) 2,002,048 0 .83 (d) 2 .93 72 .4
1 .35 2,624,597 0 .83 (d) 2 .61 90 .9
22 .18 2,086,484 0 .83 (d) 1 .97 70 .0
5 .99 20 1 .36 (e) 2 .40 85 .9
8 .76 23 1 .35 2 .90 84 .0
( 3 .83 ) 271 1 .34 (d) 2 .47 72 .4
0 .89 274 1 .33 (d) 2 .06 90 .9
21 .47 225 1 .34 (d) 1 .49 70 .0
6 .64 1,086,421 0 .79 (d) ,(e) 2 .89 85 .9
9 .78 1,550,184 0 .78 (d) 3 .27 84 .0
( 3 .26 ) 1,416,444 0 .77 (d) 2 .96 72 .4
1 .45 1,853,422 0 .77 (d) 2 .61 90 .9
22 .14 2,213,151 0 .78 (d) 2 .22 70 .0
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Subject to Manager's contractual expense limit.
(e) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EDGE MIDCAP FUND
Class A shares
2025 $ 13 .15 $ 0 .05 $ 0 .56 $ 0 .61 ( $ 0 .07 ) ( $ 0 .31 ) ( $ 0 .38 ) $ 13 .38
2024 11 .65 0 .08 1 .61 1 .69 ( 0 .13 ) ( 0 .06 ) ( 0 .19 ) 13 .15
2023 11 .95 0 .09 1 .19 1 .28 ( 0 .31 ) ( 1 .27 ) ( 1 .58 ) 11 .65
2022 18 .61 0 .05 ( 1 .99 ) ( 1 .94 ) ( 0 .04 ) ( 4 .68 ) ( 4 .72 ) 11 .95
2021 14 .76 0 .02 4 .61 4 .63 ( 0 .05 ) ( 0 .73 ) ( 0 .78 ) 18 .61
Institutional shares
2025 13 .29 0 .09 0 .57 0 .66 ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 13 .52
2024 11 .76 0 .12 1 .64 1 .76 ( 0 .17 ) ( 0 .06 ) ( 0 .23 ) 13 .29
2023 12 .05 0 .13 1 .20 1 .33 ( 0 .35 ) ( 1 .27 ) ( 1 .62 ) 11 .76
2022 18 .71 0 .10 ( 2 .00 ) ( 1 .90 ) ( 0 .08 ) ( 4 .68 ) ( 4 .76 ) 12 .05
2021 14 .83 0 .08 4 .62 4 .70 ( 0 .09 ) ( 0 .73 ) ( 0 .82 ) 18 .71
R-6 shares
2025 13 .36 0 .11 0 .57 0 .68 ( 0 .13 ) ( 0 .31 ) ( 0 .44 ) 13 .60
2024 11 .83 0 .14 1 .63 1 .77 ( 0 .18 ) ( 0 .06 ) ( 0 .24 ) 13 .36
2023 12 .11 0 .15 1 .20 1 .35 ( 0 .36 ) ( 1 .27 ) ( 1 .63 ) 11 .83
2022 18 .78 0 .11 ( 2 .00 ) ( 1 .89 ) ( 0 .10 ) ( 4 .68 ) ( 4 .78 ) 12 .11
2021 14 .88 0 .09 4 .65 4 .74 ( 0 .11 ) ( 0 .73 ) ( 0 .84 ) 18 .78

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .90% (b) ,(c) $ 13,969 1 .10% (d) 0 .38% 16 .4%
14 .58 (c) 17,524 1 .10 (d) 0 .68 16 .6
12 .20 (c) 17,724 1 .10 (d) 0 .84 11 .3
( 13 .95 ) (c) 16,564 1 .10 (d) 0 .38 16 .1
32 .16 (c) 21,225 1 .10 (d) 0 .13 14 .4
5 .13 25,962 0 .77 (d) 0 .72 16 .4
15 .04 37,068 0 .77 (d) 1 .01 16 .6
12 .51 30,598 0 .77 (d) 1 .15 11 .3
( 13 .65 ) 61,125 0 .77 (d) 0 .70 16 .1
32 .55 112,703 0 .77 (d) 0 .46 14 .4
5 .34 (b) 12,968 0 .67 (d) 0 .82 16 .4
15 .06 22,758 0 .67 (d) 1 .12 16 .6
12 .66 28,053 0 .67 (d) 1 .26 11 .3
( 13 .54 ) 33,326 0 .66 (d) 0 .79 16 .1
32 .68 451,070 0 .65 (d) 0 .57 14 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL LISTED INFRASTRUCTURE FUND
(c)
Institutional shares
2025 $ 11 .35 $ 0 .23 $ 0 .63 $ 0 .86 ( $ 0 .27 ) ( $ 0 .34 ) ( $ 0 .61 ) $ 11 .60
2024 10 .40 0 .29 1 .46 1 .75 ( 0 .29 ) ( 0 .51 ) ( 0 .80 ) 11 .35
2023(d) 10 .00 0 .29 0 .24 0 .53 ( 0 .08 ) ( 0 .05 ) ( 0 .13 ) 10 .40

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .28% $ 123,464 0 .74% (b) 1 .98% 36 .7%
17 .62 19,595 0 .88 (b) 2 .83 39 .8
5 .26 (e) 16,009 0 .88 (b) ,(f) 2 .84 (f) 46 .3 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual expense limit.
(c) Effective June 20, 2025, Global Sustainable Listed Infrastructure Fund changed its name to Global Listed Infrastructure Fund.
(d) Period from September 22, 2022, date operations commenced, through August 31, 2023.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL MULTI-STRATEGY FUND
(b)
Class A shares
2025 $ 10 .92 $ 0 .28 $ 0 .46 $ 0 .74 ( $ 0 .13 ) $ – ( $ 0 .13 ) $ 11 .53
2024 10 .36 0 .34 0 .53 0 .87 ( 0 .31 ) – ( 0 .31 ) 10 .92
2023 11 .06 0 .22 0 .25 0 .47 ( 0 .59 ) ( 0 .58 ) ( 1 .17 ) 10 .36
2022 11 .77 0 .05 ( 0 .35 ) ( 0 .30 ) ( 0 .02 ) ( 0 .39 ) ( 0 .41 ) 11 .06
2021 10 .95 0 .03 0 .93 0 .96 ( 0 .14 ) – ( 0 .14 ) 11 .77
Institutional shares
2025 11 .13 0 .32 0 .48 0 .80 ( 0 .18 ) – ( 0 .18 ) 11 .75
2024 10 .56 0 .39 0 .54 0 .93 ( 0 .36 ) – ( 0 .36 ) 11 .13
2023 11 .24 0 .28 0 .26 0 .54 ( 0 .64 ) ( 0 .58 ) ( 1 .22 ) 10 .56
2022 11 .96 0 .11 ( 0 .37 ) ( 0 .26 ) ( 0 .07 ) ( 0 .39 ) ( 0 .46 ) 11 .24
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – ( 0 .19 ) 11 .96
R-6 shares
2025 11 .14 0 .34 0 .47 0 .81 ( 0 .18 ) – ( 0 .18 ) 11 .77
2024 10 .57 0 .38 0 .55 0 .93 ( 0 .36 ) – ( 0 .36 ) 11 .14
2023 11 .25 0 .28 0 .26 0 .54 ( 0 .64 ) ( 0 .58 ) ( 1 .22 ) 10 .57
2022 11 .96 0 .10 ( 0 .35 ) ( 0 .25 ) ( 0 .07 ) ( 0 .39 ) ( 0 .46 ) 11 .25
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – ( 0 .19 ) 11 .96

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest Expense
on Short Sales, Short Sale
Fees and Reverse Repurchase
Agreement Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .87% (c) $ 33,588 1 .78% 1 .75% (d) 2 .53% 138 .7%
8 .65 (c) 35,790 2 .04 (e) 1 .89 (d) ,(e) 3 .20 146 .9
4 .79 (c) 38,521 2 .27 (f) 2 .04 (d) ,(f) 2 .13 147 .0
( 2 .60 ) (c) 38,252 2 .41 (f) 2 .08 (d) ,(f) 0 .47 123 .2
8 .71 (c) ,(g) 39,485 2 .60 (f) 2 .12 (d) ,(f) 0 .30 289 .8
7 .29 265,373 1 .44 (f) 1 .41 (d) ,(f) 2 .87 138 .7
9 .09 256,208 1 .61 (e) ,(f) 1 .46 (d) ,(e) ,(f) 3 .67 146 .9
5 .35 343,287 1 .77 (f) 1 .54 (d) ,(f) 2 .63 147 .0
( 2 .19 ) 364,886 1 .96 (f) 1 .63 (d) ,(f) 0 .92 123 .2
9 .27 (g) 351,188 2 .16 (f) 1 .63 (d) ,(f) 0 .89 289 .8
7 .37 130,591 1 .33 (f) 1 .30 (d) ,(f) 2 .98 138 .7
9 .08 122,722 1 .56 (e) ,(f) 1 .41 (d) ,(e) ,(f) 3 .54 146 .9
5 .35 69,004 1 .74 (f) 1 .51 (d) ,(f) 2 .65 147 .0
( 2 .10 ) 76,481 1 .91 (f) 1 .58 (d) ,(f) 0 .88 123 .2
9 .37 173,029 2 .08 (f) 1 .58 (d) ,(f) 0 .89 289 .8
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(e) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(f) Subject to Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2025 $ 12 .44 $ 0 .34 $ 1 .21 $ 1 .55 ( $ 0 .39 ) ( $ 0 .12 ) ( $ 0 .51 ) $ 13 .48
2024 10 .79 0 .32 1 .75 2 .07 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 12 .44
2023 9 .39 0 .30 1 .38 1 .68 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .79
2022 12 .39 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .39
2021 10 .06 0 .27 2 .32 2 .59 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .39
R-3 shares
2025 12 .15 0 .26 1 .19 1 .45 ( 0 .33 ) ( 0 .12 ) ( 0 .45 ) 13 .15
2024 10 .55 0 .24 1 .72 1 .96 ( 0 .27 ) ( 0 .09 ) ( 0 .36 ) 12 .15
2023 9 .18 0 .24 1 .34 1 .58 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .55
2022 12 .13 0 .27 ( 2 .69 ) ( 2 .42 ) ( 0 .29 ) ( 0 .24 ) ( 0 .53 ) 9 .18
2021 9 .85 0 .19 2 .29 2 .48 ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 12 .13
R-5 shares
2025 12 .36 0 .32 1 .19 1 .51 ( 0 .37 ) ( 0 .12 ) ( 0 .49 ) 13 .38
2024 10 .72 0 .28 1 .75 2 .03 ( 0 .30 ) ( 0 .09 ) ( 0 .39 ) 12 .36
2023 9 .33 0 .27 1 .37 1 .64 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 10 .72
2022 12 .31 0 .31 ( 2 .72 ) ( 2 .41 ) ( 0 .33 ) ( 0 .24 ) ( 0 .57 ) 9 .33
2021 10 .00 0 .24 2 .30 2 .54 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .31
R-6 shares
2025 12 .46 0 .35 1 .20 1 .55 ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 13 .50
2024 10 .80 0 .31 1 .77 2 .08 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 12 .46
2023 9 .40 0 .30 1 .38 1 .68 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .80
2022 12 .40 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .40
2021 10 .06 0 .27 2 .33 2 .60 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .40

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .45% $ 82,259 0 .31% (b) ,(c) 2 .77% 28 .1%
19 .71 85,820 0 .33 (b) ,(d) 2 .79 19 .5
18 .18 65,622 0 .32 (b) ,(e) 2 .93 37 .5
( 20 .27 ) 41,036 0 .32 (b) ,(c) 3 .09 20 .1
26 .03 50,246 0 .31 (b) 2 .38 21 .7
12 .76 13,831 0 .87 (c) 2 .22 28 .1
19 .08 13,494 0 .89 (d) 2 .18 19 .5
17 .50 12,167 0 .89 (e) 2 .35 37 .5
( 20 .75 ) 10,683 0 .88 (c) 2 .47 20 .1
25 .42 16,698 0 .88 1 .75 21 .7
13 .17 31,759 0 .56 (c) 2 .59 28 .1
19 .43 16,208 0 .58 (d) 2 .49 19 .5
17 .87 14,032 0 .58 (e) 2 .68 37 .5
( 20 .45 ) 13,153 0 .57 (c) 2 .82 20 .1
25 .66 18,863 0 .57 2 .08 21 .7
13 .43 564,302 0 .29 (b) ,(c) 2 .87 28 .1
19 .78 1,075,562 0 .31 (b) ,(d) 2 .75 19 .5
18 .16 1,130,368 0 .30 (b) ,(e) 2 .89 37 .5
( 20 .25 ) 912,444 0 .30 (b) ,(c) 3 .10 20 .1
26 .14 1,151,273 0 .29 (b) 2 .35 21 .7
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual expense limit.
(c) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) Includes 0.01% and 0.01% of interest expense associated with borrowings and expenses associated with the reclaim of foreign taxes paid, respectively.
These expenses are not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2025 $ 10 .88 $ 0 .16 $ 1 .67 $ 1 .83 ( $ 0 .39 ) $ – ( $ 0 .39 ) $ 12 .32
2024 9 .73 0 .16 1 .19 1 .35 ( 0 .20 ) – ( 0 .20 ) 10 .88
2023 8 .88 0 .16 0 .80 0 .96 ( 0 .11 ) – ( 0 .11 ) 9 .73
2022 13 .47 0 .20 ( 3 .69 ) ( 3 .49 ) ( 0 .16 ) ( 0 .94 ) ( 1 .10 ) 8 .88
2021 10 .63 0 .12 2 .87 2 .99 ( 0 .15 ) – ( 0 .15 ) 13 .47
R-6 shares
2025 10 .95 0 .16 1 .69 1 .85 ( 0 .40 ) – ( 0 .40 ) 12 .40
2024 9 .79 0 .17 1 .19 1 .36 ( 0 .20 ) – ( 0 .20 ) 10 .95
2023 8 .93 0 .17 0 .81 0 .98 ( 0 .12 ) – ( 0 .12 ) 9 .79
2022 13 .55 0 .22 ( 3 .72 ) ( 3 .50 ) ( 0 .18 ) ( 0 .94 ) ( 1 .12 ) 8 .93
2021 10 .70 0 .13 2 .87 3 .00 ( 0 .15 ) – ( 0 .15 ) 13 .55

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .76% $ 24,458 1 .08% (b) 1 .48% 46 .2%
14 .01 29,913 1 .08 (b) 1 .58 48 .7
10 .91 36,678 1 .11 (b) 1 .72 61 .8
( 27 .62 ) 49,278 1 .16 (b) 1 .81 61 .4
28 .27 94,066 1 .19 (b) 0 .96 54 .6
17 .83 482,645 1 .04 (b) 1 .48 46 .2
14 .07 712,855 1 .03 (b) 1 .71 48 .7
11 .06 669,829 1 .05 (b) 1 .82 61 .8
( 27 .61 ) 655,371 1 .08 (b) 2 .00 61 .4
28 .27 1,087,460 1 .08 (b) 1 .11 54 .6
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2025 $ 9 .82 $ 0 .41 ( $ 0 .62 ) ( $ 0 .21 ) ( $ 0 .43 ) ( $ 0 .43 ) $ 9 .18
2024 9 .43 0 .41 0 .40 0 .81 ( 0 .42 ) ( 0 .42 ) 9 .82
2023 9 .80 0 .39 ( 0 .37 ) 0 .02 ( 0 .39 ) ( 0 .39 ) 9 .43
2022 11 .71 0 .36 ( 1 .91 ) ( 1 .55 ) ( 0 .36 ) ( 0 .36 ) 9 .80
2021 10 .96 0 .37 0 .76 1 .13 ( 0 .38 ) ( 0 .38 ) 11 .71
Institutional shares
2025 9 .83 0 .44 ( 0 .62 ) ( 0 .18 ) ( 0 .46 ) ( 0 .46 ) 9 .19
2024 9 .44 0 .44 0 .40 0 .84 ( 0 .45 ) ( 0 .45 ) 9 .83
2023 9 .80 0 .42 ( 0 .36 ) 0 .06 ( 0 .42 ) ( 0 .42 ) 9 .44
2022 11 .72 0 .39 ( 1 .92 ) ( 1 .53 ) ( 0 .39 ) ( 0 .39 ) 9 .80
2021 10 .97 0 .40 0 .76 1 .16 ( 0 .41 ) ( 0 .41 ) 11 .72

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 2 .26 ) % (b) ,(c) $ 30,644 1 .07% (d) ,(e) 0 .84% (d) ,(e) ,(f) 4 .27% 85 .7%
8 .89 (b) ,(c) 34,864 1 .08 (d) ,(e) 0 .85 (d) ,(e) ,(f) 4 .28 70 .1
0 .33 (c) 41,241 1 .05 (d) 0 .84 (d) ,(f) 4 .17 41 .4
( 13 .42 ) (c) 49,013 0 .90 (d) 0 .84 (d) ,(f) 3 .32 52 .4
10 .43 (c) 59,266 0 .88 (d) 0 .84 (d) ,(f) 3 .26 48 .0
( 2 .00 ) (b) 128,029 0 .80 (d) ,(e) 0 .57 (d) ,(e) ,(f) 4 .56 85 .7
9 .19 (b) 118,866 0 .80 (d) ,(e) 0 .57 (d) ,(e) ,(f) 4 .55 70 .1
0 .72 94,169 0 .77 (d) 0 .56 (d) ,(f) 4 .44 41 .4
( 13 .25 ) 90,215 0 .62 (d) 0 .56 (d) ,(f) 3 .57 52 .4
10 .73 116,210 0 .60 (d) 0 .56 (d) ,(f) 3 .52 48 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Subject to Manager's contractual expense limit.
(e) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2025 $ 19 .19 $ 0 .21 $ 1 .00 $ 1 .21 ( $ 0 .22 ) ( $ 0 .60 ) ( $ 0 .82 ) $ 19 .58
2024 16 .45 0 .24 2 .90 3 .14 ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 19 .19
2023 15 .94 0 .22 1 .31 1 .53 ( 0 .23 ) ( 0 .79 ) ( 1 .02 ) 16 .45
2022 17 .01 0 .20 ( 1 .09 ) ( 0 .89 ) ( 0 .16 ) ( 0 .02 ) ( 0 .18 ) 15 .94
2021 11 .91 0 .10 5 .16 5 .26 ( 0 .16 ) – ( 0 .16 ) 17 .01
Class C shares
2025 18 .96 0 .06 1 .00 1 .06 ( 0 .07 ) ( 0 .60 ) ( 0 .67 ) 19 .35
2024 16 .25 0 .11 2 .86 2 .97 ( 0 .11 ) ( 0 .15 ) ( 0 .26 ) 18 .96
2023 15 .74 0 .10 1 .31 1 .41 ( 0 .11 ) ( 0 .79 ) ( 0 .90 ) 16 .25
2022 16 .81 0 .07 ( 1 .09 ) ( 1 .02 ) ( 0 .03 ) ( 0 .02 ) ( 0 .05 ) 15 .74
2021 11 .78 ( 0 .01 ) 5 .11 5 .10 ( 0 .07 ) – ( 0 .07 ) 16 .81
Institutional shares
2025 19 .32 0 .26 1 .00 1 .26 ( 0 .27 ) ( 0 .60 ) ( 0 .87 ) 19 .71
2024 16 .55 0 .29 2 .92 3 .21 ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 19 .32
2023 16 .03 0 .27 1 .32 1 .59 ( 0 .28 ) ( 0 .79 ) ( 1 .07 ) 16 .55
2022 17 .11 0 .24 ( 1 .10 ) ( 0 .86 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 16 .03
2021 11 .97 0 .15 5 .18 5 .33 ( 0 .19 ) – ( 0 .19 ) 17 .11
R-6 shares
2025 19 .42 0 .28 1 .01 1 .29 ( 0 .28 ) ( 0 .60 ) ( 0 .88 ) 19 .83
2024 16 .64 0 .30 2 .93 3 .23 ( 0 .30 ) ( 0 .15 ) ( 0 .45 ) 19 .42
2023 16 .11 0 .28 1 .32 1 .60 ( 0 .28 ) ( 0 .79 ) ( 1 .07 ) 16 .64
2022 17 .20 0 .26 ( 1 .12 ) ( 0 .86 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 16 .11
2021 12 .03 0 .15 5 .22 5 .37 ( 0 .20 ) – ( 0 .20 ) 17 .20

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .42% (b) $ 180,264 1 .12% (c) 1 .11% 25 .9%
19 .36 (b) 178,959 1 .12 (c) 1 .37 37 .3
10 .11 (b) 156,039 1 .12 (c) 1 .43 26 .5
( 5 .31 ) (b) 145,799 1 .12 (c) 1 .17 22 .1
44 .42 (b) 148,411 1 .12 (c) 0 .70 74 .6
5 .64 (b) 16,216 1 .87 (c) 0 .35 25 .9
18 .49 (b) 23,495 1 .87 (c) 0 .62 37 .3
9 .34 (b) 29,705 1 .87 (c) 0 .66 26 .5
( 6 .09 ) (b) 45,460 1 .87 (c) 0 .39 22 .1
43 .44 (b) 69,017 1 .87 (c) ( 0 .03 ) 74 .6
6 .66 727,740 0 .85 (c) 1 .38 25 .9
19 .74 753,140 0 .85 (c) 1 .64 37 .3
10 .42 698,401 0 .85 (c) 1 .69 26 .5
( 5 .08 ) 749,448 0 .85 (c) 1 .44 22 .1
44 .89 833,344 0 .85 (c) 1 .02 74 .6
6 .80 694,323 0 .78 (c) 1 .46 25 .9
19 .77 536,538 0 .79 (c) 1 .71 37 .3
10 .49 401,595 0 .79 (c) 1 .75 26 .5
( 5 .05 ) 120,396 0 .80 (c) 1 .54 22 .1
45 .03 61,986 0 .79 (c) 0 .93 74 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class A shares
2025 $ 9 .31 $ 0 .43 $ 0 .18 $ 0 .61 ( $ 0 .49 ) ( $ 0 .49 ) $ 9 .43
2024 8 .68 0 .41 0 .68 1 .09 ( 0 .46 ) ( 0 .46 ) 9 .31
2023 9 .13 0 .39 ( 0 .38 ) 0 .01 ( 0 .46 ) ( 0 .46 ) 8 .68
2022 10 .64 0 .37 ( 1 .44 ) ( 1 .07 ) ( 0 .44 ) ( 0 .44 ) 9 .13
2021 10 .32 0 .38 0 .36 0 .74 ( 0 .42 ) ( 0 .42 ) 10 .64
Class C shares
2025 9 .31 0 .36 0 .18 0 .54 ( 0 .42 ) ( 0 .42 ) 9 .43
2024 8 .67 0 .34 0 .69 1 .03 ( 0 .39 ) ( 0 .39 ) 9 .31
2023 9 .13 0 .33 ( 0 .40 ) ( 0 .07 ) ( 0 .39 ) ( 0 .39 ) 8 .67
2022 10 .64 0 .30 ( 1 .45 ) ( 1 .15 ) ( 0 .36 ) ( 0 .36 ) 9 .13
2021 10 .31 0 .30 0 .37 0 .67 ( 0 .34 ) ( 0 .34 ) 10 .64
Class J shares
2025 8 .98 0 .42 0 .17 0 .59 ( 0 .50 ) ( 0 .50 ) 9 .07
2024 8 .38 0 .40 0 .67 1 .07 ( 0 .47 ) ( 0 .47 ) 8 .98
2023 8 .83 0 .38 ( 0 .37 ) 0 .01 ( 0 .46 ) ( 0 .46 ) 8 .38
2022 10 .32 0 .36 ( 1 .41 ) ( 1 .05 ) ( 0 .44 ) ( 0 .44 ) 8 .83
2021 10 .01 0 .37 0 .37 0 .74 ( 0 .43 ) ( 0 .43 ) 10 .32
Institutional shares
2025 9 .23 0 .45 0 .17 0 .62 ( 0 .51 ) ( 0 .51 ) 9 .34
2024 8 .60 0 .43 0 .68 1 .11 ( 0 .48 ) ( 0 .48 ) 9 .23
2023 9 .05 0 .41 ( 0 .38 ) 0 .03 ( 0 .48 ) ( 0 .48 ) 8 .60
2022 10 .56 0 .39 ( 1 .44 ) ( 1 .05 ) ( 0 .46 ) ( 0 .46 ) 9 .05
2021 10 .24 0 .40 0 .37 0 .77 ( 0 .45 ) ( 0 .45 ) 10 .56
R-3 shares
2025 9 .16 0 .41 0 .17 0 .58 ( 0 .47 ) ( 0 .47 ) 9 .27
2024 8 .54 0 .38 0 .68 1 .06 ( 0 .44 ) ( 0 .44 ) 9 .16
2023 8 .98 0 .37 ( 0 .37 ) – ( 0 .44 ) ( 0 .44 ) 8 .54
2022 10 .48 0 .35 ( 1 .43 ) ( 1 .08 ) ( 0 .42 ) ( 0 .42 ) 8 .98
2021 10 .16 0 .35 0 .37 0 .72 ( 0 .40 ) ( 0 .40 ) 10 .48
R-5 shares
2025 9 .17 0 .43 0 .18 0 .61 ( 0 .50 ) ( 0 .50 ) 9 .28
2024 8 .55 0 .41 0 .68 1 .09 ( 0 .47 ) ( 0 .47 ) 9 .17
2023 9 .01 0 .40 ( 0 .39 ) 0 .01 ( 0 .47 ) ( 0 .47 ) 8 .55
2022 10 .51 0 .38 ( 1 .43 ) ( 1 .05 ) ( 0 .45 ) ( 0 .45 ) 9 .01
2021 10 .19 0 .39 0 .36 0 .75 ( 0 .43 ) ( 0 .43 ) 10 .51
R-6 shares
2025 9 .22 0 .46 0 .17 0 .63 ( 0 .52 ) ( 0 .52 ) 9 .33
2024 8 .60 0 .44 0 .67 1 .11 ( 0 .49 ) ( 0 .49 ) 9 .22
2023 9 .05 0 .42 ( 0 .38 ) 0 .04 ( 0 .49 ) ( 0 .49 ) 8 .60
2022 10 .55 0 .40 ( 1 .43 ) ( 1 .03 ) ( 0 .47 ) ( 0 .47 ) 9 .05
2021 10 .24 0 .41 0 .36 0 .77 ( 0 .46 ) ( 0 .46 ) 10 .55

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .74% (b) $ 633,867 1 .04% – % 4 .66% 24 .8%
12 .92 (b) 704,729 1 .04 – 4 .59 22 .3
0 .23 (b) 697,257 1 .05 – 4 .50 16 .5
( 10 .28 ) (b) 808,228 1 .03 – 3 .78 15 .4
7 .32 (b) 971,310 1 .04 – 3 .62 21 .6
5 .92 (b) 118,501 1 .81 – 3 .89 24 .8
12 .18 (b) 134,526 1 .80 – 3 .83 22 .3
( 0 .66 ) (b) 147,896 1 .82 – 3 .74 16 .5
( 10 .98 ) (b) 180,824 1 .79 – 3 .01 15 .4
6 .58 (b) 256,799 1 .79 – 2 .89 21 .6
6 .72 (b) 33,203 0 .99 (c) 0 .99 (d) 4 .71 24 .8
13 .10 (b) 34,095 0 .99 (c) 1 .01 (d) 4 .63 22 .3
0 .24 (b) 31,131 1 .06 (c) 1 .08 (d) 4 .49 16 .5
( 10 .38 ) (b) 36,128 1 .01 (c) 1 .03 (d) 3 .80 15 .4
7 .50 (b) 42,288 1 .00 (c) 1 .02 (d) 3 .68 21 .6
6 .95 3,719,221 0 .80 – 4 .90 24 .8
13 .32 4,396,219 0 .80 – 4 .82 22 .3
0 .48 3,930,780 0 .81 (e) – 4 .74 16 .5
( 10 .14 ) 4,213,593 0 .79 (e) – 4 .01 15 .4
7 .64 5,472,494 0 .79 (e) – 3 .87 21 .6
6 .51 2,206 1 .27 – 4 .43 24 .8
12 .76 1,747 1 .27 – 4 .36 22 .3
0 .11 1,981 1 .27 – 4 .26 16 .5
( 10 .53 ) 7,838 1 .26 – 3 .64 15 .4
7 .20 2,521 1 .26 – 3 .38 21 .6
6 .82 3,529 0 .96 – 4 .71 24 .8
13 .10 2,553 0 .96 – 4 .65 22 .3
0 .21 1,987 0 .96 – 4 .59 16 .5
( 10 .24 ) 2,726 0 .95 – 3 .82 15 .4
7 .51 4,126 0 .95 – 3 .72 21 .6
7 .06 897,789 0 .70 – 4 .99 24 .8
13 .31 959,105 0 .71 – 4 .92 22 .3
0 .59 941,791 0 .70 – 4 .85 16 .5
( 9 .97 ) 1,228,160 0 .70 – 4 .11 15 .4
7 .64 1,706,467 0 .70 (e) – 3 .97 21 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Edge MidCap Fund,
Global Listed Infrastructure Fund (formerly Global Sustainable Listed Infrastructure Fund), Global Multi-Strategy Fund, International Equity
Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred
and Capital Securities Income Fund and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities of Diversified Real Asset Fund and Global Multi-Strategy
Fund (two of the funds constituting Principal Funds, Inc. (the “Fund”)), including the consolidated schedules of investments, as of August 31,
2025, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “consolidated financial statements”). We have also audited the accompanying statements of assets and liabilities of Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Edge
MidCap Fund, Global Listed Infrastructure Fund (formerly Global Sustainable Listed Infrastructure Fund), International Equity Index Fund,
International Small Company Fund, Opportunistic Municipal Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital
Securities Income Fund (collectively, together with Diversified Real Asset Fund and Global Multi-Strategy Fund, referred to as the “Funds”) (10 of the funds constituting the “Fund”), including the schedules of investments, as of August 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (12 of the funds constituting the Fund) at August 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts
Individual fund constituting the Fund Statement of operations
Statements of changes
in net assets
Financial highlights
Blue Chip Fund
Bond Market Index Fund
Capital Securities Fund
Diversified Real Asset Fund
Edge MidCap Fund
Global Multi-Strategy Fund
International Equity Index Fund
International Small Company Fund
Opportunistic Municipal Fund
Small-MidCap Dividend Income Fund
Spectrum Preferred and Capital Securities Income Fund
For the year ended
August 31, 2025
For each of the two
years in the period
ended August 31,
2025
For each of the five years in
the period ended August 31,
2025
Global Listed Infrastructure Fund (formerly Global
Sustainable Listed Infrastructure Fund)
For the year ended
August 31, 2025
For each of the two
years in the period
ended August 31,
2025
For each of the two years
in the period ended August
31, 2025 and the period
from September 22,
2022 (commencement of
operations) through August
31, 2023

Report of Independent Registered Public Accounting Firm

and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, agent banks, transfer agents and brokers; when replies were not received from agent banks, transfer agents and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 23, 2025

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of July 2025, August 2025 and September
2025 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
July 2025
Fund Net Income Realized Gain Capital Sources
Opportunistic Municipal Fund 93.03% 0.00% 6.97%
August 2025
Fund Net Income Realized Gain Capital Sources
Opportunistic Municipal Fund 86.18% 0.00% 13.82%
September 2025
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 99.10% 0.00% 0.90%
Opportunistic Municipal Fund 91.83 0.00 8.17

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2025 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended August 31, 2025 .
Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements. To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following percentage of taxable ordinary income distributions
*
, or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2024 :
*For purposes of calculating DRD, "ordinary income distributions" includes dividend distributions, short term capital gains distributions, and foreign taxes paid.
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2024 :
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code (“IRC”) Section 853 to pass through foreign taxes paid to their shareholders. The funds designated the following for federal income tax purposes for distributions made during the taxable year ended August
31, 2025 :
St
Section 163(j) Interest Dividends. The funds below intend to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2024 :
DRD
Blue Chip Fund 100.00%
Bond Market Index Fund 0.00
Capital Securities Fund 37.87
Diversified Real Asset Fund 21.31
Edge MidCap Fund 100.00
Global Listed Infrastructure Fund 41.82
Global Multi-Strategy Fund 27.39
International Equity Index Fund 0.00
International Small Company Fund 0.00
Opportunistic Municipal Fund 0.00
Small- MidCap Dividend Income Fund 94.28
Spectrum Preferred and Capital Securities Income Fund 40.23
QDI
Blue Chip Fund 100.00%
Bond Market Index Fund 0.00
Capital Securities Fund 68.00
Diversified Real Asset Fund 56.22
Edge MidCap Fund 100.00
Global Listed Infrastructure Fund 88.15
Global Multi-Strategy Fund 37.24
International Equity Index Fund 85.82
International Small Company Fund 68.67
Opportunistic Municipal Fund 0.00
Small- MidCap Dividend Income Fund 98.77
Spectrum Preferred and Capital Securities Income Fund 78.43
Foreign
Taxes
Per Share
Global Multi-Strategy Fund $ 0.0015
International Equity Index Fund 0.0180
International Small Company Fund 0.0254
163(j)
Interest
Dividends
Bond Market Index Fund 98.95%

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2025 (unaudited)

In early 2025, if applicable, shareholders of record received the above information on QDI, Foreign Tax Credit, and Section 199A for the
distribution paid to them by the funds during the calendar year 2024 via Form 1099.
The funds will notify shareholders in early 2026 of amounts paid to them by the funds, if any, during the calendar year 2025 .
This information is given to meet certain requirements of the IRC and should not be used by shareholders for preparing their income tax returns.
For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principal.com/individuals/dividends-capital-gains-distributions
Please consult your tax advisor if you have any questions.
163(j)
Interest
Dividends
Capital Securities Fund 28.73%
Diversified Real Asset Fund 30.16
Edge MidCap Fund 6.56
Global Listed Infrastructure Fund 4.19
Global Multi-Strategy Fund 100.00
International Equity Index Fund 0.20
International Small Company Fund 1.34
Small- MidCap Dividend Income Fund 5.28
Spectrum Preferred and Capital Securities Income Fund 24.24

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Funds, Inc.
August 31, 2025

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Funds, Inc.
August 31, 2025

During the period covered by this report, the following were matters submitted through the solicitation of proxies or otherwise.
Special Meeting of Shareholders - July 17, 2025
Approval to change the Fund’s sub-classification under the Investment Company Act of 1940, as amended from “diversified” to “non-diversified”
and to change the related fundamental investment restriction for Blue Chip Fund.
Shares Voted
For 128,070,599
Against 11,649,465
Abstained 5,357,856

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Funds, Inc.
August 31, 2025

The Principal Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested Board
Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the Chief Compliance
Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio.
Director’s expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
August 31, 2025

During the most recent fiscal half-year, the Board of Directors did not approve any investment advisory contracts.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2025 Principal Financial Services, Inc. | FV941AR-04 | 10/2025 | 4741465

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	10/16/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	10/16/2025

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	10/16/2025